DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
Dimensional VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST	Special Tax
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 7/31/26
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of July 31, 2026.
∞	Rates reflect the effective yields at purchase date.

CONTINUED
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.5%)
	AT&T, Inc.	353,532	$8,219,619
*	Charter Communications, Inc., Class A	6,022	873,069
	Comcast Corp., Class A	191,883	4,597,517
	Fox Corp. (FOX US), Class B	19,981	1,037,813
#	Fox Corp. (FOXA US), Class A	19,046	1,109,049
*	GCI Liberty, Inc. (GLBKV US), Class C	174	4,032
*	GCI Liberty, Inc. (GLIBA US)	120	2,837
*	Liberty Broadband Corp. (LBRDA US), Class A	600	20,436
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	224,664
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	48,048
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	444,234
	Meta Platforms, Inc., Class A	17,369	9,669,496
	News Corp. (NWS US), Class B	8,065	252,192
	News Corp. (NWSA US), Class A	16,744	461,465
#	Omnicom Group, Inc.	15,117	1,189,708
#	Paramount Skydance Corp., Class B	14,902	118,620
*	Sphere Entertainment Co.	154	22,060
*	Take-Two Interactive Software, Inc.	580	140,894
	T-Mobile U.S., Inc.	28,623	4,943,478
	Verizon Communications, Inc.	217,401	10,176,541
	Walt Disney Co.	34,556	3,323,942
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Warner Bros Discovery, Inc.	94,164	$2,476,513
TOTAL COMMUNICATION SERVICES			49,356,227
CONSUMER DISCRETIONARY — (8.4%)
*	Amazon.com, Inc.	143,826	39,060,265
*	Aptiv PLC	7,713	435,553
	Aramark	21,061	1,199,845
	Autoliv, Inc.	7,172	883,375
	Best Buy Co., Inc.	4,233	365,139
	BorgWarner, Inc.	10,903	694,957
*	Caesars Entertainment, Inc.	2,169	64,528
*	Capri Holdings Ltd.	1,300	20,709
*	CarMax, Inc.	7,769	444,853
	Carnival Corp. Ltd.	76,047	2,114,867
	Dick's Sporting Goods, Inc.	958	187,682
	DR Horton, Inc.	20,728	2,965,348
#*	Flutter Entertainment PLC	5,452	569,570
	Ford Motor Co.	313,394	4,600,624
	Gap, Inc.	1,476	29,653
	Garmin Ltd.	10,105	2,968,647
	General Motors Co.	78,828	7,004,656
	Gentex Corp.	170	3,971
	Genuine Parts Co.	6,863	853,551
	Harley-Davidson, Inc.	173	4,245
#	Hyatt Hotels Corp., Class A	2,188	380,843
	Lear Corp.	1,761	230,057
	Lennar Corp. (LEN US), Class A	11,769	969,177
#	Lennar Corp. (LENB US), Class B	1,507	121,615
	Lithia Motors, Inc.	218	84,022
	LKQ Corp.	35,025	786,311
*	Lululemon Athletica, Inc.	2,127	252,837
*	MGM Resorts International	7,230	322,241
*	Mohawk Industries, Inc.	618	76,076
	NIKE, Inc., Class B	26,631	1,110,779
*	NVR, Inc.	118	725,352
	Penske Automotive Group, Inc.	3,800	825,778
	PulteGroup, Inc.	20,992	2,654,858
	Ralph Lauren Corp.	590	224,401
*	Rivian Automotive, Inc., Class A	20,647	314,247

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Royal Caribbean Cruises Ltd.	2,690	$856,227
	Service Corp. International	700	60,333
	Toll Brothers, Inc.	3,629	529,435
*	Versigent PLC	2,571	106,311
#	Whirlpool Corp.	4,671	175,163
TOTAL CONSUMER DISCRETIONARY			75,278,101
CONSUMER STAPLES — (4.6%)
	Albertsons Cos., Inc., Class A	8,153	94,412
	Archer-Daniels-Midland Co.	17,513	1,388,256
*	BellRing Brands, Inc.	3,250	40,268
	Bunge Global SA	7,860	834,968
#	Campbell's Co.	12,528	275,365
	Casey's General Stores, Inc.	1,544	1,344,824
	Church & Dwight Co., Inc.	7,825	773,188
	Conagra Brands, Inc.	13,042	189,239
	Constellation Brands, Inc., Class A	12,500	1,627,875
*	Coty, Inc., Class A	22,970	63,168
*	Darling Ingredients, Inc.	4,055	245,895
	Dollar General Corp.	11,113	1,411,907
*	Dollar Tree, Inc.	21,034	2,675,735
	General Mills, Inc.	52,942	1,892,677
	Hormel Foods Corp.	9,549	238,820
	J.M. Smucker Co.	2,211	263,684
	Kenvue, Inc.	145,326	2,796,072
	Keurig Dr. Pepper, Inc.	47,384	1,474,590
	Kraft Heinz Co.	17,345	448,368
	Kroger Co.	60,301	3,481,780
	McCormick & Co., Inc. (MKC US)	2,337	118,953
	Molson Coors Beverage Co., Class B	11,394	473,535
	Mondelez International, Inc., Class A	70,291	4,379,832
*	Performance Food Group Co.	5,819	665,635
	Pilgrim's Pride Corp.	2,655	72,641
	Procter & Gamble Co.	51,251	7,405,257
	Seaboard Corp.	12	52,959
	Target Corp.	30,419	4,395,241
	Tyson Foods, Inc., Class A	10,665	618,143
*	U.S. Foods Holding Corp.	13,588	1,366,817
TOTAL CONSUMER STAPLES			41,110,104
		Shares	Value†
ENERGY — (11.7%)
	APA Corp.	454	$16,943
	Baker Hughes Co.	89,215	5,396,615
	Cheniere Energy, Inc.	4,313	1,136,778
	Chevron Corp.	65,596	12,911,261
	ConocoPhillips	64,415	7,760,719
	Devon Energy Corp.	90,470	4,082,911
	Diamondback Energy, Inc.	19,240	3,904,758
	EOG Resources, Inc.	42,603	6,334,640
	EQT Corp.	19,087	1,017,146
	Expand Energy Corp.	4,398	413,544
	ExxonMobil Holdings Corp.	180,973	28,130,443
	Halliburton Co.	41,510	1,338,698
	HF Sinclair Corp.	3,700	338,439
	Kinder Morgan, Inc.	90,302	2,905,918
	Marathon Petroleum Corp.	23,522	7,444,007
	NOV, Inc.	626	12,163
	Occidental Petroleum Corp.	68,094	3,886,125
	ONEOK, Inc.	33,126	3,008,172
	Ovintiv, Inc.	10,759	672,007
	Permian Resources Corp., Class A	8,600	183,266
	Phillips 66	16,282	3,446,574
	SLB Ltd.	91,388	4,531,931
	Valero Energy Corp.	15,330	4,796,757
	Williams Cos., Inc.	16,490	1,179,695
TOTAL ENERGY			104,849,510
FINANCIALS — (21.4%)
	Aflac, Inc.	22,972	2,928,471
	Allstate Corp.	19,316	5,100,969
	Ally Financial, Inc.	32,768	1,419,837
	American Financial Group, Inc.	4,681	663,391
	American International Group, Inc.	39,995	3,142,807
*	Arch Capital Group Ltd.	28,824	2,897,677
	Arthur J Gallagher & Co.	1,069	266,630
	Assurant, Inc.	3,963	1,106,430
	Axis Capital Holdings Ltd.	973	102,476
	Bank of America Corp.	116,602	7,223,494
	Bank of New York Mellon Corp.	26,396	4,126,487
*	Berkshire Hathaway, Inc., Class B	31,008	15,861,832
	Blackrock, Inc.	1,483	1,617,048
*	Block, Inc.	4,887	397,020
	Capital One Financial Corp.	12,064	2,521,497
	Carlyle Group, Inc.	2,100	96,642
	Charles Schwab Corp.	6,618	696,478
	Chubb Ltd.	13,005	4,560,593

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	3,827	$679,981
	Citigroup, Inc.	31,855	4,219,195
	Citizens Financial Group, Inc.	20,697	1,482,940
	CME Group, Inc.	922	246,902
	Corebridge Financial, Inc.	12,828	400,105
	East West Bancorp, Inc.	3,233	423,523
	Everest Group Ltd.	1,739	650,647
	Fidelity National Financial, Inc.	9,333	481,489
	Fidelity National Information Services, Inc.	42,824	1,917,231
	Fifth Third Bancorp	49,942	2,821,723
	First Citizens BancShares, Inc., Class A	678	1,482,549
	First Horizon Corp.	7,379	189,198
*	Fiserv, Inc.	17,382	937,585
	Franklin Resources, Inc.	10,235	346,557
	Global Payments, Inc.	10,222	859,466
	Globe Life, Inc.	4,255	775,474
	Goldman Sachs Group, Inc.	7,299	7,433,156
	Hartford Insurance Group, Inc.	29,291	4,156,686
	Huntington Bancshares, Inc.	62,613	1,066,926
	Intercontinental Exchange, Inc.	12,980	1,979,190
	Jefferies Financial Group, Inc.	1,212	66,175
#	JPMorgan Chase & Co.	115,200	40,526,208
	KeyCorp	40,804	921,762
	Lincoln National Corp.	2,459	112,155
	Loews Corp.	7,809	905,922
	M&T Bank Corp.	5,919	1,457,791
*	Markel Group, Inc.	557	1,048,463
	MetLife, Inc.	50,464	4,851,104
	Morgan Stanley	38,630	8,128,525
	Northern Trust Corp.	11,340	2,066,035
	PayPal Holdings, Inc.	65,777	3,763,102
	Pinnacle Financial Partners, Inc.	578	60,823
	PNC Financial Services Group, Inc.	8,683	2,169,621
	Principal Financial Group, Inc.	14,451	1,643,079
	Progressive Corp.	143	30,233
	Prosperity Bancshares, Inc.	567	42,451
		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	21,987	$2,684,173
	Raymond James Financial, Inc.	15,482	2,724,522
	Regions Financial Corp.	34,248	1,059,976
	Reinsurance Group of America, Inc.	828	196,112
	RenaissanceRe Holdings Ltd.	250	79,995
	State Street Corp.	12,650	2,329,624
	Synchrony Financial	36,836	2,791,800
#	T. Rowe Price Group, Inc.	7,864	878,802
	Travelers Cos., Inc.	19,755	7,395,482
	Truist Financial Corp.	28,047	1,453,957
	U.S. Bancorp	60,996	3,843,358
	Unum Group	5,925	510,202
	W.R. Berkley Corp.	15,123	1,097,022
	Webster Financial Corp.	384	29,653
	Wells Fargo & Co.	108,143	9,348,962
	Willis Towers Watson PLC	2,028	681,246
	Zions Bancorp NA	3,064	213,561
TOTAL FINANCIALS			192,392,198
HEALTH CARE — (14.2%)
	Abbott Laboratories	46,191	4,882,389
	Agilent Technologies, Inc.	10,346	1,431,576
*	Avantor, Inc.	14,651	201,891
	Baxter International, Inc.	22,262	582,374
	Becton Dickinson & Co.	19,550	3,237,871
*	Biogen, Inc.	5,676	1,151,944
*	BioMarin Pharmaceutical, Inc.	1,200	72,024
*	Bio-Rad Laboratories, Inc., Class A	918	298,791
*	Boston Scientific Corp.	27,061	1,264,561
	Bristol-Myers Squibb Co.	75,822	4,951,935
*	Centene Corp.	17,690	1,100,672
*	Charles River Laboratories International, Inc.	2,087	485,248
	Cigna Group	17,864	4,984,949
*	Cooper Cos., Inc.	1,912	138,276
	CVS Health Corp.	25,401	2,652,626
	Danaher Corp.	11,146	2,173,247
*	Edwards Lifesciences Corp.	22,882	1,969,454
*	Elanco Animal Health, Inc.	6,840	180,371
	Elevance Health, Inc.	8,654	3,252,519

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	GE HealthCare Technologies, Inc.	36,312	$2,469,942
	Gilead Sciences, Inc.	13,920	1,812,523
*	Henry Schein, Inc.	11,024	945,308
	Humana, Inc.	7,987	2,906,150
*	Incyte Corp.	5,747	686,881
*	IQVIA Holdings, Inc.	8,297	1,949,961
*	Jazz Pharmaceuticals PLC	5,515	1,394,523
	Johnson & Johnson	74,881	19,195,744
	Labcorp Holdings, Inc.	3,485	1,077,562
	McKesson Corp.	3,387	2,899,916
	Medtronic PLC	32,325	2,760,232
	Merck & Co., Inc.	73,005	9,505,251
#*	Moderna, Inc.	7,095	388,948
*	Molina Healthcare, Inc.	1,833	358,571
	Pfizer, Inc.	235,025	5,877,975
	Quest Diagnostics, Inc.	11,566	2,694,994
	Regeneron Pharmaceuticals, Inc.	2,125	1,620,589
	ResMed, Inc.	6,745	1,423,060
	Revvity, Inc.	3,314	372,891
	STERIS PLC	5,962	1,361,721
	Stryker Corp.	7,185	2,340,154
*	Tenet Healthcare Corp.	2,708	689,944
	Thermo Fisher Scientific, Inc.	10,639	6,109,978
*	United Therapeutics Corp.	2,317	1,199,534
	UnitedHealth Group, Inc.	34,709	14,383,410
	Universal Health Services, Inc., Class B	6,859	1,155,330
*	Vertex Pharmaceuticals, Inc.	4,161	1,985,213
	Viatris, Inc.	50,231	882,056
*	Waters Corp.	2,645	997,985
	West Pharmaceutical Services, Inc.	397	135,361
	Zimmer Biomet Holdings, Inc.	9,350	878,246
TOTAL HEALTH CARE			127,472,671
INDUSTRIALS — (13.8%)
	AECOM	1,339	96,930
	AGCO Corp.	4,174	426,416
*	Amentum Holdings, Inc.	7,896	175,291
	AMETEK, Inc.	14,447	3,491,984
*	Builders FirstSource, Inc.	12,022	798,742
		Shares	Value†
INDUSTRIALS — (Continued)
*	CACI International, Inc., Class A	200	$99,550
	Carlisle Cos., Inc.	416	149,727
	Carrier Global Corp.	35,206	2,176,083
*	Clean Harbors, Inc.	708	221,519
	CNH Industrial NV	38,211	391,663
*	Copart, Inc.	28,003	815,447
	CSX Corp.	138,309	6,970,774
	Cummins, Inc.	8,923	5,658,967
	Deere & Co.	10,341	6,128,800
	Delta Air Lines, Inc.	55,895	4,887,459
	Dover Corp.	9,599	1,964,147
	DuPont de Nemours, Inc.	5,685	778,845
	Eaton Corp. PLC	3,724	1,546,205
	Emerson Electric Co.	36,301	5,438,616
	Equifax, Inc.	4,945	853,606
	FedEx Corp.	17,464	5,368,434
*	Fedex Freight Holding Co., Inc.	8,447	1,187,057
	Fortive Corp.	14,666	868,374
	Fortune Brands Innovations, Inc.	12,304	606,095
	General Dynamics Corp.	9,310	3,569,640
*	GXO Logistics, Inc.	407	20,415
	Hubbell, Inc.	1,447	683,780
	Huntington Ingalls Industries, Inc.	1,502	490,328
	IDEX Corp.	597	137,579
	Ingersoll Rand, Inc.	16,947	1,413,041
	ITT, Inc.	400	78,392
	Jacobs Solutions, Inc.	5,558	749,941
	JB Hunt Transport Services, Inc.	4,129	1,122,056
	Johnson Controls International PLC	14,056	2,061,453
	Knight-Swift Transportation Holdings, Inc.	1,347	93,657
	L3Harris Technologies, Inc.	6,890	1,908,943
	Leidos Holdings, Inc.	9,709	1,122,360
*	MasTec, Inc.	425	111,818
*	Middleby Corp.	311	41,543
*	Midera Food Processing, Inc.	311	14,912
*	Nextpower, Inc., Class A	9,036	812,065
	Norfolk Southern Corp.	17,334	5,815,210
	Northrop Grumman Corp.	8,677	4,707,099
	nVent Electric PLC	1,100	169,213
	Oshkosh Corp.	522	74,338
	Otis Worldwide Corp.	2,174	156,419
	Owens Corning	8,674	1,204,819
	PACCAR, Inc.	32,728	4,342,351

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Parker-Hannifin Corp.	1,503	$1,467,725
	Pentair PLC	14,793	968,054
	Quanta Services, Inc.	2,422	1,616,346
	Republic Services, Inc.	21,032	4,428,288
	RTX Corp.	44,315	9,537,474
	Sensata Technologies Holding PLC	215	9,952
	Snap-on, Inc.	5,335	2,189,537
	Southwest Airlines Co.	27,308	1,228,041
	SS&C Technologies Holdings, Inc.	21,296	1,640,857
	Stanley Black & Decker, Inc.	6,807	643,806
	Textron, Inc.	16,232	1,383,940
	TransUnion	6,107	480,132
*	Uber Technologies, Inc.	33,029	2,323,920
*	U-Haul Holding Co. (UHAL US)	1,475	104,592
	U-Haul Holding Co. (UHAL/B US)	16,075	1,005,974
*	United Airlines Holdings, Inc.	26,066	3,162,588
	United Parcel Service, Inc., Class B	13,632	1,420,727
	United Rentals, Inc.	4,537	4,896,603
	WESCO International, Inc.	600	206,094
	Westinghouse Air Brake Technologies Corp.	8,070	2,347,240
	Xylem, Inc.	6,229	728,606
TOTAL INDUSTRIALS			123,792,599
INFORMATION TECHNOLOGY — (11.6%)
	Accenture PLC, Class A	17,167	2,848,349
*	Advanced Micro Devices, Inc.	5,739	2,732,625
*	Akamai Technologies, Inc.	8,499	978,915
	Amdocs Ltd.	15,020	836,914
	Analog Devices, Inc.	11,739	4,313,026
	Avnet, Inc.	197	17,501
*	Ciena Corp.	1,373	517,690
	Cisco Systems, Inc.	93,112	10,800,061
	Cognizant Technology Solutions Corp., Class A	49,920	2,763,072
*	Coherent Corp.	781	205,317
	Corning, Inc.	16,649	2,301,724
	Entegris, Inc.	200	23,810
*	F5, Inc.	1,080	434,776
*	First Solar, Inc.	5,240	1,105,797
*	Flex Ltd.	21,789	2,478,499
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Hewlett Packard Enterprise Co.	92,529	$4,432,139
	HP, Inc.	5,490	149,712
*	Intel Corp.	76,556	6,905,351
	International Business Machines Corp.	8,407	1,880,226
*	IPG Photonics Corp.	430	36,576
*	Keysight Technologies, Inc.	5,394	1,721,117
*	Kyndryl Holdings, Inc.	1,573	21,314
	Marvell Technology, Inc.	8,449	1,584,694
	Microchip Technology, Inc.	204	15,155
	Micron Technology, Inc.	32,977	27,141,060
	NXP Semiconductors NV	16,626	3,810,014
*	ON Semiconductor Corp.	16,355	1,334,732
*	PTC, Inc.	313	42,944
	Qnity Electronics, Inc.	8,528	1,118,703
*	Qorvo, Inc.	5,422	491,071
	QUALCOMM, Inc.	5,606	827,502
	Ralliant Corp.	188	12,290
	Roper Technologies, Inc.	1,196	468,796
	Salesforce, Inc.	26,793	4,930,448
*	Sandisk Corp.	4,624	5,617,374
#	Skyworks Solutions, Inc.	11,761	732,475
*	Super Micro Computer, Inc.	6,394	181,590
*	Synopsys, Inc.	827	321,504
	TD SYNNEX Corp.	2,852	729,256
#	TE Connectivity PLC	26,379	5,425,896
*	Teledyne Technologies, Inc.	1,702	1,115,780
*	Zebra Technologies Corp., Class A	1,041	305,867
*	Zoom Communications, Inc.	2,191	210,489
TOTAL INFORMATION TECHNOLOGY			103,922,151
MATERIALS — (7.0%)
	Air Products & Chemicals, Inc.	15,709	4,632,427
	Albemarle Corp.	5,245	617,022
#	Amcor PLC	13,448	603,546
	Ball Corp.	19,994	1,297,611
	CF Industries Holdings, Inc.	14,702	1,840,543
*	Cleveland-Cliffs, Inc.	15,656	180,357
	Corteva, Inc.	24,017	1,890,378

Dimensional VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
CRH PLC (CRHCF US)	49,801	$4,731,593
Crown Holdings, Inc.	2,200	259,270
Dow, Inc.	38,035	1,152,080
Eastman Chemical Co.	14,927	1,044,144
FMC Corp.	801	8,579
Freeport-McMoRan, Inc.	84,029	5,262,736
Huntsman Corp.	237	2,313
International Flavors & Fragrances, Inc.	10,181	806,539
International Paper Co.	22,948	936,967
Linde PLC	18,551	8,874,427
LyondellBasell Industries NV, Class A	28,655	1,778,903
Martin Marietta Materials, Inc.	4,484	2,354,728
Mosaic Co.	29,416	650,682
Newmont Corp.	71,392	6,690,144
Nucor Corp.	17,238	4,435,165
Packaging Corp. of America	9,401	2,311,142
PPG Industries, Inc.	16,048	1,773,625
Reliance, Inc.	3,813	1,548,459
Royal Gold, Inc.	782	155,110
RPM International, Inc.	570	61,030
Smurfit Westrock PLC	17,093	785,765
Sonoco Products Co.	945	53,260
	Shares	Value†
MATERIALS — (Continued)
Steel Dynamics, Inc.	11,782	$2,960,345
Vulcan Materials Co.	9,911	2,661,797
Westlake Corp.	3,309	233,285
TOTAL MATERIALS		62,593,972
REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	15,734	2,309,908
* Jones Lang LaSalle, Inc.	693	246,036
TOTAL REAL ESTATE		2,555,944
TOTAL COMMON STOCKS Cost ($511,264,729)		883,323,477

SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	1,029,681	11,910,317
MONEY MARKET FUNDS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	1,636,200	1,636,200
TOTAL INVESTMENTS — (100.0%)
(Cost $524,810,019)			$896,869,994
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$49,356,227	—	—	$49,356,227
Consumer Discretionary	75,278,101	—	—	75,278,101
Consumer Staples	41,110,104	—	—	41,110,104
Energy	104,849,510	—	—	104,849,510
Financials	192,392,198	—	—	192,392,198
Health Care	127,472,671	—	—	127,472,671
Industrials	123,792,599	—	—	123,792,599
Information Technology	103,922,151	—	—	103,922,151
Materials	62,593,972	—	—	62,593,972
Real Estate	2,555,944	—	—	2,555,944
Securities Lending Collateral	—	$11,910,317	—	11,910,317
Money Market Funds	1,636,200	—	—	1,636,200
Total Investments in Securities	$884,959,677	$11,910,317	—	$896,869,994

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.8%)
	Ampol Ltd.	2,164	$61,055
	ANZ Group Holdings Ltd.	161,731	4,226,851
	Aurizon Holdings Ltd.	319,186	938,650
	Bendigo & Adelaide Bank Ltd.	43,473	349,496
	BlueScope Steel Ltd.	88,805	2,036,855
	Challenger Ltd.	101,936	700,498
	Cleanaway Waste Management Ltd.	189,720	311,557
	Dyno Nobel Ltd.	236,388	625,699
#	Endeavour Group Ltd.	148,562	362,599
	Fortescue Ltd.	97,270	1,262,200
	Harvey Norman Holdings Ltd.	177,329	610,739
	Lendlease Corp. Ltd.	34,943	74,104
	National Australia Bank Ltd.	180,608	5,229,678
*	NEXTDC Ltd.	20,484	192,664
	Northern Star Resources Ltd.	159,949	2,216,701
	Orica Ltd.	22,652	370,034
	Origin Energy Ltd.	152,913	1,153,640
	Perseus Mining Ltd.	318,852	1,091,517
	QBE Insurance Group Ltd.	188,064	3,261,926
	Ramelius Resources Ltd.	123,189	264,934
#	Ramsay Health Care Ltd.	15,142	470,579
	Rio Tinto Ltd.	30,306	3,611,920
*	Sandfire Resources Ltd.	15,767	208,714
	Santos Ltd.	543,902	3,020,695
	Sonic Healthcare Ltd.	69,963	1,070,748
	South32 Ltd. (S32 AU)	574,429	1,831,339
	Suncorp Group Ltd.	111,820	1,504,509
	TPG Telecom Ltd.	54,841	137,682
	Westpac Banking Corp.	228,944	6,070,970
	Whitehaven Coal Ltd.	121,222	598,661
	Woodside Energy Group Ltd. (WDS AU)	166,729	3,902,280
	Worley Ltd.	38,053	282,446
	Yancoal Australia Ltd.	87,072	343,091
TOTAL AUSTRALIA			48,395,031
AUSTRIA — (0.2%)
	Erste Group Bank AG	7,148	934,409
	OMV AG	13,020	952,089
		Shares	Value»
AUSTRIA — (Continued)
	Verbund AG	880	$60,402
TOTAL AUSTRIA			1,946,900
BELGIUM — (0.7%)
	Ageas SA	19,791	1,637,829
	Anheuser-Busch InBev SA (ABI BB)	35,371	3,072,111
	KBC Group NV	9,975	1,434,991
TOTAL BELGIUM			6,144,931
CANADA — (11.9%)
	AltaGas Ltd.	19,080	759,198
	ARC Resources Ltd.	44,151	1,056,021
	AtkinsRealis Group, Inc.	2,761	171,133
#	Bank of Montreal (BMO CN)	14,851	2,664,037
	Bank of Montreal (BMO US)	36,571	6,562,666
	Bank of Nova Scotia (BNS CN)	18,885	1,656,588
	Bank of Nova Scotia (BNS US)	65,027	5,707,420
	Barrick Mining Corp. (ABX CN)	4,192	153,853
	Barrick Mining Corp. (B US)	97,283	3,573,205
	BCE, Inc. (BCE US)	32,311	700,502
	Brookfield Wealth Solutions Ltd.	886	38,288
*	CAE, Inc. (CAE US)	8,736	225,564
	Canadian Imperial Bank of Commerce (CM CN)	30,297	3,588,482
	Canadian Imperial Bank of Commerce (CM US)	25,174	2,984,378
	Canadian Pacific Kansas City Ltd. (CP US)	18,084	1,607,487
	Cenovus Energy, Inc. (CVE US)	168,565	5,088,977
	Empire Co. Ltd., Class A	1,478	54,097
	Equinox Gold Corp. (EQX CN)	53,000	474,858
#	Equinox Gold Corp. (EQX US)	34,180	305,911
	Fairfax Financial Holdings Ltd.	2,575	4,312,135
*	First Quantum Minerals Ltd.	49,651	1,376,350

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	iA Financial Corp., Inc.	15,318	$2,264,837
#*	IAMGOLD Corp. (IAG US)	74,540	1,057,723
	IGM Financial, Inc.	5,103	317,279
#*	Ivanhoe Mines Ltd., Class A	22,700	163,062
	Kinross Gold Corp. (K CN)	4,072	93,881
	Lundin Mining Corp.	73,220	1,812,937
	Magna International, Inc. (MGA US)	44,732	3,068,615
	Manulife Financial Corp. (MFC CN)	7,512	333,629
	Manulife Financial Corp. (MFC US)	101,640	4,516,882
#	Nutrien Ltd. (NTR CN)	900	62,121
	Nutrien Ltd. (NTR US)	75,631	5,223,806
	Pan American Silver Corp. (PAAS CN)	5,600	241,121
	Pan American Silver Corp. (PAAS US)	2,535	109,284
	Pembina Pipeline Corp. (PBA US)	42,137	2,061,763
#	Pembina Pipeline Corp. (PPL CN)	4,708	230,186
	Rogers Communications, Inc. (RCI US), Class B	30,683	1,038,620
	Rogers Communications, Inc. (RCIB CN), Class B	6,612	223,851
	Saputo, Inc.	21,040	591,795
	Sun Life Financial, Inc. (SLF CN)	2,218	184,025
	Suncor Energy, Inc. (SU CN)	8,621	578,933
	Suncor Energy, Inc. (SU US)	130,305	8,766,920
	Teck Resources Ltd. (TECK US), Class B	67,155	4,045,417
	Teck Resources Ltd. (TECK/A CN), Class A	200	12,054
	Teck Resources Ltd. (TECKB CN), Class B	134	8,064
	Toronto-Dominion Bank (TD CN)	16,845	2,019,213
	Toronto-Dominion Bank (TD US)	88,723	10,639,662
	Tourmaline Oil Corp.	68,428	3,021,991
	Whitecap Resources, Inc. WCP CN	285,836	3,372,492
TOTAL CANADA			99,121,313
		Shares	Value»
DENMARK — (1.7%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	$618,881
	AP Moller - Maersk AS (MAERSKB DC), Class B	282	759,401
	Carlsberg AS, Class B	14,014	2,063,627
	Coloplast AS, Class B	2,753	182,055
	Danske Bank AS	41,338	2,378,988
*	Demant AS	520	22,508
	DSV AS	14,966	3,234,465
*	Genmab AS (GMAB DC)	4,778	1,375,292
	H Lundbeck AS (HLUNB DC)	5,710	36,532
#*	NKT AS	4,449	607,233
	Novonesis Novozymes B, Class B	36,497	2,376,797
#	Tryg AS	22,374	532,447
TOTAL DENMARK			14,188,226
FINLAND — (0.3%)
	Fortum OYJ	21,046	478,455
	Nokia OYJ (NOKIA FH)	42,487	392,704
	Nordea Bank Abp (NDA FH)	63,303	1,277,654
	UPM-Kymmene OYJ	15,594	424,247
TOTAL FINLAND			2,573,060
FRANCE — (9.5%)
*	Alstom SA	25,652	475,227
Ω	Amundi SA	2,929	320,050
	BNP Paribas SA	53,787	6,834,639
#	Bollore SE	60,491	270,146
	Bouygues SA	39,984	2,252,289
	Capgemini SE	7,517	893,476
	Carrefour SA	87,166	1,599,668
	Cie de Saint-Gobain SA	70,978	6,671,015
	Cie Generale des Etablissements Michelin SCA	119,521	4,831,093
	Credit Agricole SA	32,751	731,836
	Eiffage SA	14,864	2,112,614
	Engie SA	267,608	8,341,638
	Kering SA	210	69,315
	Orange SA (ORA FP)	339,831	6,491,341
	Pernod Ricard SA	8,829	688,073
	Publicis Groupe SA (PUB FP)	18,148	1,936,945
	Renault SA	14,842	468,655
	Rexel SA	9,346	387,819
	Sanofi SA (SAN FP)	48,344	4,162,982
	Societe Generale SA	84,567	7,949,014
	STMicroelectronics NV (STM US)	7,667	401,674

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	TotalEnergies SE	7,191	$631,801
	TotalEnergies SE (TTE FP)	228,351	20,131,529
	Vinci SA	1,599	225,767
#	Vivendi SE	29,111	53,724
TOTAL FRANCE			78,932,330
GERMANY — (7.0%)
	BASF SE	139,669	8,108,288
#	Bayer AG	120,904	6,709,656
	Bayerische Motoren Werke AG	36,408	2,495,529
#	Beiersdorf AG	6,854	636,675
	Commerzbank AG	96,639	4,214,813
	Continental AG	4,853	403,591
	Daimler Truck Holding AG	82,778	4,681,979
	Deutsche Bank AG (DB US)	40,923	1,501,874
	Deutsche Bank AG (DBK GR)	124,505	4,582,528
	Deutsche Lufthansa AG	29,747	312,136
	Deutsche Post AG	19,784	1,321,606
	Deutsche Telekom AG (DTE GR)	148,312	4,577,053
Ω	DWS Group GmbH & Co. KGaA	1,706	143,899
	E.ON SE	51,890	1,117,880
	Fresenius Medical Care AG (FME GR)	20,548	1,054,561
	Fresenius SE & Co. KGaA	35,281	1,813,345
#Ω	Hapag-Lloyd AG	2,188	321,085
	Heidelberg Materials AG	23,814	4,433,331
	Henkel AG & Co. KGaA	9,430	772,697
	Mercedes-Benz Group AG	78,104	4,223,017
	Merck KGaA	4,426	731,477
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,255	753,878
	RWE AG	32,838	2,160,180
Ω	Siemens Healthineers AG	14,406	613,474
	Volkswagen AG	3,115	273,503
TOTAL GERMANY			57,958,055
HONG KONG — (1.6%)
	BOC Hong Kong Holdings Ltd.	274,500	1,825,442
#Ω	Budweiser Brewing Co. APAC Ltd.	209,300	175,333
		Shares	Value»
HONG KONG — (Continued)
	Cathay Pacific Airways Ltd.	220,090	$409,448
	CK Asset Holdings Ltd.	206,217	1,256,071
	CK Hutchison Holdings Ltd.	284,012	2,660,987
#	CK Infrastructure Holdings Ltd.	24,000	191,437
	Galaxy Entertainment Group Ltd.	214,000	933,252
	Hang Lung Properties Ltd.	119,454	111,015
	Henderson Land Development Co. Ltd.	74,255	269,202
	HKT Trust & HKT Ltd.	207,000	350,419
	Hong Kong & China Gas Co. Ltd.	534,000	478,056
#	MTR Corp. Ltd.	90,660	382,510
	PRADA SpA	9,300	51,081
	Sino Land Co. Ltd.	397,571	541,508
	Sun Hung Kai Properties Ltd.	95,362	1,496,692
	Swire Pacific Ltd. (19 HK), Class A	49,500	628,621
	Swire Pacific Ltd. (87 HK), Class B	92,500	176,379
Ω	WH Group Ltd.	1,317,189	1,417,253
	Xinyi Glass Holdings Ltd.	128,297	152,346
TOTAL HONG KONG			13,507,052
IRELAND — (0.3%)
	AIB Group PLC	88,815	1,056,332
	Bank of Ireland Group PLC	71,890	1,509,682
TOTAL IRELAND			2,566,014
ISRAEL — (0.9%)
	Ashtrom Group Ltd.	1,824	37,386
	Bank Hapoalim BM	78,721	1,911,185
	Bank Leumi Le-Israel BM	114,309	2,700,929
	Clal Insurance Enterprises Holdings Ltd.	7,549	571,290
	Delek Group Ltd.	16,900	446,165
*	Delek Yizum Nechasim Ltd.	1,690	37,295
*	Equital Ltd.	265	9,936
	ICL Group Ltd.	21,495	109,841
	Israel Discount Bank Ltd., Class A	136,911	1,428,871
	Kenon Holdings Ltd.	212	14,455
TOTAL ISRAEL			7,267,353

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (2.5%)
	Banco BPM SpA	92,447	$1,687,915
	BPER Banca SpA	66,187	1,075,486
	Eni SpA (ENI IM)	255,959	7,119,929
*	Stellantis NV (STLA US)	10,010	57,658
*	Stellantis NV (STLA UX)	68,330	393,581
*	Stellantis NV (STLAM IM)	145,096	835,400
*	Telecom Italia SpA	321,697	2,731,804
	Tenaris SA (TEN IM)	6,874	197,212
	Tenaris SA (TS US), ADR	6,643	380,843
	UniCredit SpA	60,468	5,702,829
	Unipol Assicurazioni SpA	7,537	235,829
TOTAL ITALY			20,418,486
JAPAN — (20.9%)
#	ABC-Mart, Inc.	4,400	75,287
	Acom Co. Ltd.	43,100	128,310
	AGC, Inc.	32,400	1,221,901
	Air Water, Inc.	21,600	338,762
	Aisin Corp.	68,500	944,389
	Amada Co. Ltd.	38,200	655,365
	Asahi Group Holdings Ltd.	198,800	2,074,715
	Asahi Kasei Corp.	185,800	1,983,404
	Bridgestone Corp.	68,600	1,694,106
	Brother Industries Ltd.	34,800	866,631
	Canon, Inc. (7751 JP)	33,700	938,043
	Chiba Bank Ltd.	30,300	492,528
	Coca-Cola Bottlers Japan Holdings, Inc.	7,700	185,038
	COMSYS Holdings Corp.	3,400	111,600
	Cosmo Energy Holdings Co. Ltd.	11,400	283,690
	Credit Saison Co. Ltd.	16,600	470,232
	Dai Nippon Printing Co. Ltd.	23,700	429,733
	Daiichi Life Group, Inc.	246,800	2,975,757
	Daiwa House Industry Co. Ltd.	73,700	2,164,314
	Daiwa Securities Group, Inc.	95,400	1,067,205
	Denso Corp.	112,800	1,385,060
*	Dentsu Group, Inc.	4,500	99,849
	Dowa Holdings Co. Ltd.	1,100	56,123
	Eisai Co. Ltd.	10,100	303,635
	ENEOS Holdings, Inc.	484,827	4,003,956
	EXEO Group, Inc.	1,900	31,025
	Fuji Media Holdings, Inc.	1,800	44,998
		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	76,400	$1,798,427
	Fukuoka Financial Group, Inc.	9,200	420,534
	GS Yuasa Corp.	3,800	127,972
	Gunma Bank Ltd.	7,400	116,294
	Hachijuni Nagano Bank Ltd.	22,503	349,652
	Hankyu Hanshin Holdings, Inc.	25,400	751,533
	Haseko Corp.	28,900	502,851
	Hikari Tsushin, Inc.	300	73,355
	Hitachi Construction Machinery Co. Ltd.	12,900	429,961
	Honda Motor Co. Ltd. (7267 JP)	424,500	4,278,800
	Hulic Co. Ltd.	54,700	601,413
	Ibiden Co. Ltd.	3,800	380,163
	Idemitsu Kosan Co. Ltd.	124,000	1,015,130
	Iida Group Holdings Co. Ltd.	5,000	71,584
	INFRONEER Holdings, Inc.	22,300	360,782
	Inpex Corp.	140,900	3,247,557
	Isuzu Motors Ltd.	83,400	1,244,290
	Iwatani Corp.	2,200	28,004
	Iyogin Holdings, Inc.	9,100	204,745
	J Front Retailing Co. Ltd.	28,400	528,460
	Japan Airlines Co. Ltd.	23,600	435,291
	Japan Post Bank Co. Ltd.	28,100	543,317
	Japan Post Holdings Co. Ltd.	41,800	618,404
	Japan Post Insurance Co. Ltd.	30,000	330,333
#	JFE Holdings, Inc.	76,389	866,719
	JGC Holdings Corp.	8,700	121,680
	JTEKT Corp.	24,600	336,853
	Kamigumi Co. Ltd.	6,700	217,578
#	Kawasaki Kisen Kaisha Ltd.	14,400	256,591
	Kinden Corp.	3,600	158,430
	Kirin Holdings Co. Ltd.	83,500	1,544,729
	Kobe Steel Ltd.	44,800	579,860
	Koito Manufacturing Co. Ltd.	22,700	379,385
	Komatsu Ltd.	48,888	2,121,262
	Kubota Corp. (6326 JP)	121,600	2,063,003
	Kuraray Co. Ltd.	18,800	215,626
	Kyocera Corp.	45,800	1,044,551
	Kyoto Financial Group, Inc.	10,000	275,640
	Kyowa Kirin Co. Ltd.	13,500	216,709
	Kyushu Financial Group, Inc.	14,500	133,281

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lixil Corp.	14,900	$161,826
	LY Corp.	224,000	624,118
	Makita Corp. (6586 JP)	5,100	164,273
	Marubeni Corp.	8,800	284,422
	MatsukiyoCocokara & Co.	13,600	217,018
	Mazda Motor Corp.	74,900	546,065
	Mebuki Financial Group, Inc.	64,640	598,953
	Medipal Holdings Corp.	1,500	27,010
	MEIJI Holdings Co. Ltd.	37,500	891,872
	Minebea Mitsumi, Inc.	40,900	931,462
	Mitsubishi Chemical Group Corp.	191,900	1,412,163
	Mitsubishi Corp.	9,200	275,013
	Mitsubishi Electric Corp.	7,300	262,969
	Mitsubishi Estate Co. Ltd.	38,800	941,954
	Mitsubishi Gas Chemical Co., Inc.	16,700	431,366
	Mitsubishi HC Capital, Inc.	96,600	889,416
	Mitsubishi Logistics Corp.	20,495	205,494
	Mitsubishi Materials Corp.	3,600	93,436
	Mitsubishi Motors Corp.	73,100	167,364
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	280,200	6,258,687
	Mitsui & Co. Ltd. (8031 JP)	44,800	1,374,656
	Mitsui Chemicals, Inc.	74,000	972,935
	Mitsui Fudosan Co. Ltd.	174,900	1,703,772
#	Mitsui OSK Lines Ltd.	26,400	975,267
	Mizuho Financial Group, Inc. (8411 JP)	110,020	5,703,898
	MS&AD Insurance Group Holdings, Inc.	56,150	1,728,497
	Nexon Co. Ltd.	8,300	130,081
	NGK Corp.	10,600	362,672
	NH Foods Ltd.	6,900	270,984
	NHK Spring Co. Ltd.	27,352	606,382
	Nikon Corp.	26,100	310,129
	Nippon Electric Glass Co. Ltd.	1,800	59,297
	Nippon Express Holdings, Inc.	42,500	1,402,634
		Shares	Value»
JAPAN — (Continued)
#	Nippon Paint Holdings Co. Ltd.	106,400	$802,887
#	Nippon Steel Corp.	316,090	1,287,694
	Nippon Television Holdings, Inc.	1,800	32,869
	Nippon Yusen KK	39,800	1,528,219
#*	Nissan Motor Co. Ltd.	284,300	600,236
	Nisshin Seifun Group, Inc.	8,400	106,337
	Nissin Foods Holdings Co. Ltd.	4,000	72,313
	Niterra Co. Ltd.	1,000	58,399
	Nitori Holdings Co. Ltd.	52,500	846,982
	NOK Corp.	5,300	100,156
	Nomura Holdings, Inc. (8604 JP)	230,900	2,233,840
	Nomura Real Estate Holdings, Inc.	88,000	505,689
	NSK Ltd.	16,800	119,665
	Oji Holdings Corp.	108,500	596,619
	Omron Corp.	11,400	381,209
	Ono Pharmaceutical Co. Ltd.	40,000	597,800
	Open House Group Co. Ltd.	9,300	494,180
	ORIX Corp. (8591 JP)	77,100	3,111,704
	Panasonic Holdings Corp.	198,600	5,251,473
	Resona Holdings, Inc.	154,400	2,093,787
	Ricoh Co. Ltd.	85,500	839,010
	Rinnai Corp.	3,500	78,268
	Rohm Co. Ltd.	12,700	336,760
	SBI Holdings, Inc.	40,400	762,682
	Seibu Holdings, Inc.	3,000	67,185
	Seiko Epson Corp.	44,500	815,109
	Seino Holdings Co. Ltd.	7,900	130,445
	Sekisui Chemical Co. Ltd.	41,700	694,031
#	Sekisui House Ltd.	66,900	1,464,593
	Seven & i Holdings Co. Ltd.	147,600	1,957,193
	SG Holdings Co. Ltd.	5,500	54,721
	Shimamura Co. Ltd.	8,400	176,808
	Shimizu Corp.	4,000	58,923
	Shionogi & Co. Ltd.	37,600	679,856
	Shizuoka Financial Group, Inc.	23,500	463,538
	SoftBank Group Corp.	135,880	4,232,319
	Sojitz Corp.	26,394	881,837
	Sompo Holdings, Inc.	54,000	2,397,416
	Sony Financial Group, Inc. 8729 JP	205,200	198,939
	Stanley Electric Co. Ltd.	15,100	329,040
	Subaru Corp.	91,600	1,559,256
	SUMCO Corp.	38,300	778,640

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	3,600	$144,150
	Sumitomo Chemical Co. Ltd.	192,000	621,275
	Sumitomo Corp.	139,200	1,444,890
	Sumitomo Electric Industries Ltd.	18,800	248,820
	Sumitomo Forestry Co. Ltd.	69,300	584,505
	Sumitomo Heavy Industries Ltd.	10,500	339,433
	Sumitomo Metal Mining Co. Ltd.	13,800	693,663
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	229,559	9,863,899
	Sumitomo Mitsui Trust Group, Inc.	194,424	1,999,200
	Sumitomo Realty & Development Co. Ltd.	76,800	1,721,420
	Sumitomo Rubber Industries Ltd.	10,600	149,977
	Suntory Beverage & Food Ltd.	16,100	466,772
	Suzuki Motor Corp.	161,000	2,101,621
	Sysmex Corp.	13,600	137,326
	T&D Holdings, Inc.	23,300	734,319
	Taiheiyo Cement Corp.	8,800	222,840
	Takashimaya Co. Ltd.	34,000	486,059
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	124,367	4,270,219
	TBS Holdings, Inc.	2,000	75,276
	Tokyo Century Corp.	18,400	300,676
#	Tokyo Metro Co. Ltd.	44,300	406,131
	Tokyo Tatemono Co. Ltd.	33,600	709,002
	Tokyu Fudosan Holdings Corp.	114,100	948,334
	TOPPAN Holdings, Inc.	16,700	468,282
	Toray Industries, Inc.	131,700	946,035
	Tosoh Corp.	47,000	790,468
	TOTO Ltd.	6,000	260,395
	Toyo Seikan Group Holdings Ltd.	9,800	249,008
	Toyo Tire Corp.	7,800	206,890
	Toyoda Gosei Co. Ltd.	3,700	127,737
	Toyota Motor Corp. (7203 JP)	645,750	12,220,603
	Toyota Tsusho Corp.	17,300	718,042
#	Tsuruha Holdings, Inc.	10,700	163,344
	Yakult Honsha Co. Ltd.	18,600	329,176
	Yamada Holdings Co. Ltd.	53,500	238,967
		Shares	Value»
JAPAN — (Continued)
	Yamaguchi Financial Group, Inc.	6,900	$127,589
	Yamaha Corp.	12,200	94,570
	Yamaha Motor Co. Ltd.	126,600	1,058,994
#	Yamato Holdings Co. Ltd.	20,500	266,032
	Yamato Kogyo Co. Ltd.	1,400	117,858
	Yamazaki Baking Co. Ltd.	4,900	103,551
	Yokohama Financial Group, Inc.	74,400	846,880
	Yokohama Rubber Co. Ltd.	23,900	1,135,270
TOTAL JAPAN			173,920,615
NETHERLANDS — (4.6%)
	ABN AMRO Bank NV	37,600	1,700,930
#	Aegon Ltd. (AGN NA)	109,392	1,039,596
	ArcelorMittal SA (MT NA)	15,639	1,104,674
#	ArcelorMittal SA (MT US)	38,069	2,670,135
	ASR Nederland NV	33,719	2,756,759
	Coca-Cola Europacific Partners PLC	11,190	1,239,410
#	DSM-Firmenich AG	13,179	1,420,798
	HAL Trust	2,615	498,099
	Heineken NV	34,087	3,086,248
	ING Groep NV (ING US), Sponsored ADR	18,092	631,954
	ING Groep NV (INGA NA)	181,259	6,369,721
	Koninklijke Ahold Delhaize NV (AD NA)	153,500	6,071,717
	Koninklijke KPN NV	339,121	1,601,275
	Koninklijke Philips NV (PHG US)	36,917	970,917
	Koninklijke Philips NV (PHIA NA)	56,640	1,492,342
	NN Group NV	49,364	4,653,106
	Prosus NV (PRX NA)	9,569	444,698
	Universal Music Group NV	6,687	110,332
TOTAL NETHERLANDS			37,862,711
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	102,912	527,651
*	Fletcher Building Ltd. (FBU NZ)	135,092	289,681
#	Fonterra Co-Operative Group Ltd.	4,389	17,839

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Infratil Ltd.	31,281	$271,543
	Mercury NZ Ltd.	45,284	178,697
	Meridian Energy Ltd.	76,525	256,610
	Port of Tauranga Ltd.	20,992	100,055
TOTAL NEW ZEALAND			1,642,076
NORWAY — (0.8%)
	Aker BP ASA	22,689	808,963
	Aker Solutions ASA	17,056	75,930
Ω	BW LPG Ltd. BWLPG NO	25,143	576,382
	DNB Bank ASA	30,832	992,747
	DOF Group ASA	12,250	160,620
	Equinor ASA	13,174	540,805
	Hafnia Ltd.	22,085	169,420
	Hoegh Autoliners ASA	8,070	143,566
	Norsk Hydro ASA	91,465	843,675
	Sparebank 1 Oestlandet	3,809	78,285
	SpareBank 1 Sor-Norge ASA	10,821	242,411
	Subsea 7 SA	23,150	782,211
	TGS ASA	16,001	216,839
	Wallenius Wilhelmsen ASA	7,559	117,983
	Wilh Wilhelmsen Holding ASA, Class A	299	24,306
	Yara International ASA	11,196	528,135
TOTAL NORWAY			6,302,278
PORTUGAL — (0.0%)
	EDP Renewables SA	22,452	348,386
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	100,000	207,235
	City Developments Ltd.	12,651	77,373
	Genting Singapore Ltd.	343,100	169,817
	Hongkong Land Holdings Ltd.	54,500	441,926
#	Jardine Cycle & Carriage Ltd.	12,600	288,753
	Keppel Ltd.	46,600	416,183
	Olam Group Ltd.	70,000	76,398
	Oversea-Chinese Banking Corp. Ltd.	97,800	2,221,353
	Seatrium Ltd.	137,655	230,612
	Singapore Airlines Ltd.	215,500	1,292,742
	United Overseas Bank Ltd.	71,800	2,428,209
	UOL Group Ltd.	40,699	314,047
		Shares	Value»
SINGAPORE — (Continued)
#	Wilmar International Ltd.	293,900	$898,775
TOTAL SINGAPORE			9,063,423
SPAIN — (3.6%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	2,563	71,846
	Banco de Sabadell SA	144,096	553,217
	Banco Santander SA (SAN SM)	1,420,111	20,197,197
	CaixaBank SA	21,446	311,532
Ω	Cellnex Telecom SA	28,884	897,254
	Mapfre SA	57,448	293,755
	Repsol SA (REP SM)	220,754	6,737,638
	Telefonica SA (TEF SM)	95,777	395,433
TOTAL SPAIN			29,457,872
SWEDEN — (2.4%)
#	AAK AB	12,315	265,736
*	Asmodee Group AB, Class B	12,259	191,311
	Boliden AB	36,364	1,829,748
	Bure Equity AB	649	17,764
	Essity AB (ESSITYA SS), Class A	368	10,745
	Essity AB (ESSITYB SS), Class B	46,990	1,365,092
*Ω	Evolution AB	2,581	196,985
	Getinge AB, Class B	14,565	363,038
	Hexagon AB, Class B	59,015	582,512
	Hexpol AB	24,380	226,928
	Holmen AB (HOLMB SS), Class B	5,250	178,044
	Husqvarna AB (HUSQB SS), Class B	45,158	184,597
	Loomis AB	15,044	830,195
	Nibe Industrier AB, Class B	33,029	132,398
*	Octave Intelligence PLC, SDR	5,901	105,784
#	Pandox AB	8,704	161,856
	Peab AB, Class B	1,733	17,166
	Securitas AB, Class B	54,981	883,234
*Ω	Sinch AB	11,323	47,888
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	2,857,500
	Skanska AB, Class B	37,093	1,040,839
	SKF AB (SKFB SS), Class B	63,459	1,717,660
	SSAB AB (SSABA SS), Class A	26,950	283,726

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SSAB AB (SSABB SS), Class B	81,204	$855,309
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	3,604
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	225,223
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	794,436
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,298	31,691
	Swedbank AB, Class A	46,288	1,851,518
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	28,484	280,188
	Telia Co. AB	293,693	1,361,033
	Trelleborg AB, Class B	20,404	907,040
#*	Volvo Car AB, Class B	85,329	180,971
TOTAL SWEDEN			19,981,759
SWITZERLAND — (7.5%)
	Alcon AG ALC SW	3,741	256,943
	Alcon AG ALC US	21,521	1,483,699
	Amrize Ltd.	59,673	2,924,389
#	Banque Cantonale Vaudoise	1,073	168,324
	Chocoladefabriken Lindt & Spruengli AG LISN SW	2	235,501
	Cie Financiere Richemont SA, Class A	29,144	6,887,943
	Helvetia Baloise Holding AG	5,703	1,529,370
	Holcim AG (HOLN SW)	73,810	6,703,728
	Julius Baer Group Ltd.	24,232	2,130,491
	Lonza Group AG	5,079	3,539,950
	Sandoz Group AG (SDZ SW)	13,539	1,103,670
	Sandoz Group AG (SDZNY US), ADR	20,486	1,669,216
*	SIG Group AG	3,128	56,841
	Swatch Group AG (UHR SW), Class BR	579	129,451
	Swatch Group AG (UHRN SW)	622	27,871
	Swiss Life Holding AG	4,041	4,768,372
	Swiss Prime Site AG	2,218	361,756
	Swiss Re AG	35,210	5,859,473
	Swisscom AG	4,046	3,109,131
		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG (UBS US)	25,560	$1,348,040
	UBS Group AG (UBSG SW)	150,371	7,948,235
	Zurich Insurance Group AG	12,931	9,849,906
TOTAL SWITZERLAND			62,092,300
UNITED KINGDOM — (13.2%)
	3i Group PLC	58,968	2,270,138
	Associated British Foods PLC	22,585	634,514
	Barclays PLC (BARC LN)	187,695	1,290,129
	Barclays PLC (BCS US), Sponsored ADR	141,629	3,894,798
	BP PLC (BP LN)	520,175	3,908,162
	BP PLC (BP US), Sponsored ADR	129,940	5,875,882
	British American Tobacco PLC (BATS LN)	99,083	6,010,467
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	408,963
	BT Group PLC	1,273,417	3,447,954
*	Canal & SA	29,111	103,186
	Centrica PLC	167,147	348,802
	Glencore PLC	565,572	4,165,634
	Haleon PLC (HLN LN)	41,995	205,589
	HSBC Holdings PLC (HSBA LN)	98,791	2,103,785
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	126,008	13,409,771
	Investec PLC	12,828	112,273
	J Sainsbury PLC	260,655	1,256,959
	Lloyds Banking Group PLC (LLOY LN)	3,820,614	5,905,199
	Lloyds Banking Group PLC (LYG US), ADR	608,371	3,753,649
	NatWest Group PLC (NWG LN)	525,574	4,957,547
	NatWest Group PLC (NWG US), Sponsored ADR	131,049	2,482,081
	Schroders PLC	8,146	64,614
	Shell PLC (SHEL LN)	63,197	2,892,634
	Shell PLC (SHEL US), ADR	337,167	31,012,570
	Standard Chartered PLC	171,769	5,078,798

Dimensional VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Vodafone Group PLC (VOD LN)	2,450,130	$3,888,331
TOTAL UNITED KINGDOM		109,482,429
UNITED STATES — (0.1%)
International Paper Co.	19,137	790,143
TOTAL COMMON STOCKS		803,962,743
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
# Dr. Ing hc F Porsche AG, 2.369%	8,253	404,037
Henkel AG & Co. KGaA, 2.737%	16,199	1,412,208
	Shares	Value»

GERMANY — (Continued)
Porsche Automobil Holding SE, 5.258%	7,818	$259,488
Volkswagen AG, 7.076%	25,394	2,194,601
TOTAL GERMANY		4,270,334
TOTAL INVESTMENT SECURITIES (Cost $516,485,683)		808,233,077

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	1,905,669	22,042,877
TOTAL INVESTMENTS — (100.0%)
(Cost $538,526,675)^^			$830,275,954
As of July 31, 2026, the value of Rule 144A securities amounted to $4,709,603 or 0.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$48,395,031	—	$48,395,031
Austria	—	1,946,900	—	1,946,900
Belgium	—	6,144,931	—	6,144,931
Canada	$99,121,313	—	—	99,121,313
Denmark	—	14,188,226	—	14,188,226
Finland	—	2,573,060	—	2,573,060
France	1,033,475	77,898,855	—	78,932,330
Germany	1,501,874	56,456,181	—	57,958,055
Hong Kong	—	13,507,052	—	13,507,052
Ireland	—	2,566,014	—	2,566,014
Israel	37,295	7,230,058	—	7,267,353
Italy	832,082	19,586,404	—	20,418,486
Japan	—	173,920,615	—	173,920,615
Netherlands	4,273,006	33,589,705	—	37,862,711
New Zealand	—	1,642,076	—	1,642,076
Norway	—	6,302,278	—	6,302,278
Portugal	—	348,386	—	348,386
Singapore	—	9,063,423	—	9,063,423
Spain	—	29,457,872	—	29,457,872
Sweden	105,784	19,875,975	—	19,981,759
Switzerland	4,779,546	57,312,754	—	62,092,300
United Kingdom	60,837,714	48,644,715	—	109,482,429
United States	—	790,143	—	790,143

Dimensional VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$4,270,334	—	$4,270,334
Securities Lending Collateral	—	22,042,877	—	22,042,877
Total Investments in Securities	$172,522,089	$657,753,865	—	$830,275,954

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.7%)
AUSTRALIA — (5.2%)
*	29Metals Ltd.	164,106	$30,038
#	Accent Group Ltd.	42,543	20,711
	Acrow Ltd.	3,509	2,173
#	Acrow Ltd. ACF AU	29,294	18,136
#	Adairs Ltd.	24,007	24,133
*	Aeris Resources Ltd.	68,159	19,407
#	AGL Energy Ltd.	16,540	96,243
*	AIC Mines Ltd.	90,591	46,427
#*	Alcidion Group Ltd.	58,601	3,610
*	Alkane Resources Ltd.	281,409	261,292
*	AMA Group Ltd.	68,744	21,491
*	Amaero Ltd., CDI	71,078	11,721
	Amotiv Ltd.	18,541	91,501
	AMP Ltd.	357,769	539,078
*	Amplitude Energy Ltd.	45,031	48,092
	Ansell Ltd.	18,507	425,027
#*	Appen Ltd.	44,293	37,054
#	ARB Corp. Ltd.	10,934	151,373
#	ARN Media Ltd.	38,557	7,058
*	Aroa Biosurgery Ltd.	37,311	14,959
*	Articore Group Ltd.	21,367	4,278
	AUB Group Ltd.	15,914	310,102
*	Aurelia Metals Ltd.	197,432	43,718
#*	Ausgold Ltd.	55,418	33,350
#	Aussie Broadband Ltd.	33,869	112,966
*	Austal Ltd.	45,358	114,392
#*	Australian Agricultural Co. Ltd.	38,789	37,130
#	Australian Clinical Labs Ltd.	23,114	38,670
#	Australian Ethical Investment Ltd.	14,137	43,877
	Australian Finance Group Ltd.	24,189	26,744
*	Australian Strategic Materials Ltd.	15,824	11,045
	Autosports Group Ltd.	5,949	6,651
#††	AVZ Minerals Ltd.	217,167	22,770
*	Baby Bunting Group Ltd.	18,263	13,317
	Bank of Queensland Ltd.	83,030	386,742
#*	Bannerman Energy Ltd.	12,943	28,163
#	Bapcor Ltd.	87,634	27,022
*	BCI Minerals Ltd.	153,878	46,618
	Beach Energy Ltd.	195,279	125,585
#	Beacon Lighting Group Ltd.	8,420	9,499
	Bega Cheese Ltd.	42,996	183,512
		Shares	Value»
AUSTRALIA — (Continued)
	Bell Financial Group Ltd.	16,281	$18,309
#*	Bellavista Resources Ltd.	6,445	1,599
*	Bellevue Gold Ltd.	215,533	188,715
	Bendigo & Adelaide Bank Ltd.	18,062	145,207
#*	Betmakers Technology Group Ltd.	25,815	2,995
#*	Black Cat Syndicate Ltd. (BC8 AU)	111,769	70,381
*	Boss Energy Ltd.	35,748	30,607
#	Bravura Solutions Ltd.	59,086	105,512
	Breville Group Ltd.	14,849	341,380
#*	Brightstar Resources Ltd.	47,456	10,654
#*	Bubs Australia Ltd.	77,196	4,606
	Capral Ltd.	1,923	16,021
	Capricorn Metals Ltd.	28,969	256,794
#*	Carnarvon Energy Ltd.	150,007	10,162
#*	Catalyst Metals Ltd.	38,805	146,466
*	Catapult Sports Ltd.	27,091	63,856
	Cedar Woods Properties Ltd.	9,590	47,165
#*	Cettire Ltd.	11,404	1,718
	Challenger Ltd.	19,645	134,999
	Champion Iron Ltd.	42,685	101,499
#*	Chrysos Corp. Ltd.	6,089	25,889
	Cleanaway Waste Management Ltd.	135,114	221,884
*	ClearView Wealth Ltd.	24,888	11,378
#	Clinuvel Pharmaceuticals Ltd.	6,591	41,970
#	Clover Corp. Ltd.	25,399	17,112
#*	Coast Entertainment Holdings Ltd.	72,872	26,580
	Cobram Estate Olives Ltd.	9,022	20,539
	Codan Ltd.	2,605	73,166
#	Cogstate Ltd.	9,666	17,010
	Collins Foods Ltd.	16,649	95,912
*	Comet Ridge Ltd.	153,742	9,407
#*	Core Lithium Ltd.	139,946	23,533
#*Ω	Coronado Global Resources, Inc., CDI	18,668	2,239
#*††	Corporate Travel Management Ltd.	16,158	34,222

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Credit Corp. Group Ltd.	8,852	$85,643
*	Cyprium Metals Ltd. CYM AU	94,360	29,400
	Dalrymple Bay Infrastructure Ltd.	51,272	201,422
	Data#3 Ltd.	17,890	122,732
#*	Deep Yellow Ltd.	148,759	137,411
	Deterra Royalties Ltd.	6,940	21,127
*	Develop Global Ltd.	27,542	93,560
	Dicker Data Ltd.	12,369	108,876
#	Domino's Pizza Enterprises Ltd.	7,421	96,584
	Downer EDI Ltd.	81,975	445,976
#*	Dreadnought Resources Ltd.	1,031,730	10,179
#*	DroneShield Ltd.	10,989	13,090
*	DUG Technology Ltd.	16,005	22,883
	Duratec Ltd.	11,730	17,492
	Eagers Automotive Ltd.	10,868	178,678
#	Elders Ltd.	27,938	110,240
#*	Electro Optic Systems Holdings Ltd.	5,704	26,821
*	Emeco Holdings Ltd.	55,197	37,563
*	Emerald Resources NL	86,706	325,350
#*	EML Payments Ltd.	51,536	11,762
#	Endeavour Group Ltd.	25,796	62,961
	Energy One Ltd.	1,399	14,005
	EQT Holdings Ltd.	2,142	25,325
	Eureka Group Holdings Ltd. (EGH AU)	34,436	18,041
	Euroz Hartleys Group Ltd.	14,654	13,671
	EVT Ltd.	15,341	137,866
#	Fenix Resources Ltd.	56,718	10,801
#*	FireFly Metals Ltd.	82,583	100,636
	FleetPartners Group Ltd.	44,716	88,695
	Fleetwood Ltd.	9,756	16,183
#	Flight Centre Travel Group Ltd.	21,674	200,321
*	Focus Minerals Ltd.	15,577	19,835
#*	Frontier Digital Ventures Ltd.	17,664	4,116
#	G8 Education Ltd.	79,482	8,355
#*	Galan Lithium Ltd. GLN AU	42,192	8,908
*	Gateway Mining Ltd.	21,766	781
	Generation Development Group Ltd.	36,782	104,920
	GenusPlus Group Ltd.	10,717	65,844
		Shares	Value»
AUSTRALIA — (Continued)
#	GR Engineering Services Ltd.	19,384	$77,433
	GrainCorp Ltd., Class A	29,924	117,409
*	Grange Resources Ltd.	55,500	5,449
	GWA Group Ltd.	32,736	54,982
	Hansen Technologies Ltd.	27,695	82,564
	Harvey Norman Holdings Ltd.	15,397	53,029
*	Havilah Resources Ltd.	27,731	15,647
#*	Healius Ltd.	92,037	24,180
	Helia Group Ltd.	41,663	146,542
	Helloworld Travel Ltd.	7,031	7,709
#	HMC Capital Ltd.	7,841	15,836
#	Humm Group Ltd.	54,756	16,224
#	IDP Education Ltd.	23,172	37,388
*	IGO Ltd.	59,281	285,309
	Iluka Resources Ltd.	55,690	235,478
	Imdex Ltd.	84,077	217,195
*	Immutep Ltd. (IMM AU)	122,328	3,954
#	Inghams Group Ltd.	50,749	80,193
#	Integral Diagnostics Ltd.	42,340	62,455
#*	ioneer Ltd.	246,717	20,038
	IPD Group Ltd.	4,209	14,287
	IPH Ltd.	27,976	81,745
	IRESS Ltd.	20,980	100,552
	IVE Group Ltd.	19,754	38,848
*	Judo Capital Holdings Ltd.	126,910	86,244
#	Jumbo Interactive Ltd.	7,010	35,644
	Jupiter Mines Ltd.	181,844	33,856
	Karoon Energy Ltd.	112,273	139,174
	Kelsian Group Ltd.	17,277	53,756
	Kingsgate Consolidated Ltd.	38,014	107,506
#	Kogan.com Ltd.	8,216	24,706
*	Kyron Capital Group	2,855	143
#*	Lake Resources NL	294,190	8,026
	Lendlease Corp. Ltd.	83,570	177,227
#*	Lifestyle Communities Ltd.	6,758	24,139
*	Lindian Resources Ltd.	200,463	109,067
	Lindsay Australia Ltd.	23,538	11,240
	Lotus Resources Ltd.	20,898	3,529
#*	Lotus Resources Ltd. LOT AU	20,899	3,508
	Lovisa Holdings Ltd.	6,999	116,662
	Lycopodium Ltd.	4,742	59,301
#	MA Financial Group Ltd.	13,440	53,760

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Maas Group Holdings Ltd.	15,726	$54,910
	Macmahon Holdings Ltd.	161,782	104,862
*	Macquarie Technology Group Ltd.	1,768	74,964
#	Mader Group Ltd.	4,057	19,647
	Magellan Financial Group Ltd.	22,240	148,854
#*	Mayne Pharma Group Ltd.	14,501	27,169
	McMillan Shakespeare Ltd.	9,141	125,345
#*	Meeka Metals Ltd.	107,224	7,081
*	Megaport Ltd.	30,613	391,282
#*	Mesoblast Ltd. (MSB AU)	106,728	153,160
#*	Metals X Ltd.	120,257	132,979
	Metcash Ltd.	121,521	259,472
*	Metro Mining Ltd.	23,244	23,074
#*	MGX Resources Ltd.	74,201	16,964
#*	Michael Hill International Ltd. (MHJ AU)	13,468	3,325
	Monadelphous Group Ltd.	13,437	275,110
#	Monash IVF Group Ltd.	45,202	22,254
	Myer Holdings Ltd.	153,762	22,658
	MyState Ltd.	22,745	78,097
#*	Nanosonics Ltd.	32,782	72,355
	Navigator Global Investments Ltd.	53,284	86,979
	Netwealth Group Ltd.	7,558	114,084
#*	Neuren Pharmaceuticals Ltd.	11,273	142,096
	New Hope Corp. Ltd.	67,414	246,893
	nib holdings Ltd.	57,114	300,536
	Nick Scali Ltd.	8,901	98,735
#*	Nickel Industries Ltd.	281,106	160,167
	Nine Entertainment Co. Holdings Ltd.	175,251	117,826
#*	Novonix Ltd.	30,011	3,042
	NRW Holdings Ltd.	70,086	343,348
*	Nufarm Ltd.	31,839	66,936
*	Nuix Ltd.	22,762	20,459
#	Objective Corp. Ltd.	2,833	14,038
#*	OFX Group Ltd.	52,215	29,173
	OM Holdings Ltd.	27,595	4,335
#*	Omni Bridgeway Ltd.	38,201	40,742
	oOh!media Ltd.	67,577	73,698
#*	Ora Banda Mining Ltd.	144,241	114,900
	Orora Ltd.	162,854	166,243
	Pacific Current Group Ltd.	4,674	37,297
*	Paladin Energy Ltd.	45,298	298,645
		Shares	Value»
AUSTRALIA — (Continued)
*	Pantoro Gold Ltd.	53,744	$77,039
#*	Paragon Care Ltd.	37,058	3,271
	Peet Ltd.	49,105	61,302
#*	PeopleIN Ltd.	8,094	4,043
#	Pepper Money Ltd.	21,844	26,924
	Perenti Ltd.	126,654	187,939
	Perpetual Ltd.	14,546	193,241
*	PEXA Group Ltd.	18,151	94,284
*	PolyNovo Ltd.	25,794	15,639
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	25,314
*	Predictive Discovery Ltd.	192,312	89,192
	Premier Investments Ltd.	8,689	83,325
	Propel Funeral Partners Ltd.	12,550	28,351
#	PWR Holdings Ltd.	10,527	73,380
#*	PYC Therapeutics Ltd.	14,590	17,422
#*	ReadyTech Holdings Ltd.	3,553	4,316
	Redox Ltd.	9,616	24,760
	Regal Partners Ltd.	4,358	8,470
	Regis Healthcare Ltd.	25,606	112,002
	Regis Resources Ltd.	108,039	462,969
	Reliance Worldwide Corp. Ltd.	103,546	254,677
*	Renascor Resources Ltd.	207,795	8,487
*	Resolute Mining Ltd.	375,540	245,713
	Ridley Corp. Ltd.	40,176	80,757
#*	Saturn Metals Ltd. STN AU	74,987	22,332
	Saturn Metals Ltd. STNXX AU	34,277	10,130
	SEEK Ltd.	17,509	180,653
#	Select Harvests Ltd.	24,913	73,403
	Servcorp Ltd.	6,297	28,574
	Service Stream Ltd.	91,018	155,570
#	Shape Australia Pty. Ltd.	4,831	21,543
	Shaver Shop Group Ltd.	19,224	19,484
*	Silex Systems Ltd.	4,367	14,004
#*	Silver Mines Ltd.	479,056	45,621
	Sims Ltd. (SGM AU)	22,887	408,798
#*	SiteMinder Ltd.	21,794	51,372
	SKS Technologies Group Ltd.	8,076	41,162
*	Smart Parking Ltd.	17,161	8,555
	SmartGroup Corp. Ltd.	17,827	160,534
	Solvar Ltd.	30,308	33,316

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Southern Cross Electrical Engineering Ltd.	27,598	$84,003
#	Southern Cross Media Group Ltd.	66,672	25,272
	SRG Global Ltd.	67,747	159,418
#*	St Barbara Ltd.	244,018	77,877
	Stanmore Resources Ltd.	56,041	90,763
	Steadfast Group Ltd.	63,841	228,152
#*	Strike Energy Ltd.	242,526	16,827
	Super Retail Group Ltd.	22,153	206,613
*	Superloop Ltd.	88,838	199,109
#	Supply Network Ltd.	1,889	44,830
#*	Syrah Resources Ltd.	115,460	8,925
	Tabcorp Holdings Ltd.	304,304	190,672
#	Tasmea Ltd.	12,241	72,018
	Ten Sixty Four Ltd.	15,386	1,191
*	Titan Minerals Ltd.	34,603	13,357
#	Treasury Wine Estates Ltd.	22,589	78,126
#*	Tuas Ltd.	33,140	50,059
#*	Tyro Payments Ltd.	66,050	39,068
	Vault Minerals Ltd.	119,303	399,835
	Ventia Services Group Pty. Ltd.	81,333	331,702
Ω	Viva Energy Group Ltd.	127,992	257,338
#*	Vulcan Energy Resources Ltd.	45,544	81,303
#	Vulcan Steel Ltd.	11,572	42,673
*	Vysarn Ltd.	57,066	45,616
*	WA1 Resources Ltd.	3,850	29,318
	Wagners Holding Co. Ltd.	14,430	41,008
	Washington H Soul Pattinson & Co. Ltd.	7,940	257,691
*	WEB Travel Group Ltd.	38,156	91,174
#	Webjet Group Ltd.	52,612	14,999
*	West African Resources Ltd.	163,587	326,015
	Westgold Resources Ltd.	112,476	372,339
*	Wildcat Resources Ltd.	61,382	14,431
	Worley Ltd.	13,394	99,416
	XRF Scientific Ltd.	12,477	15,400
#*	Zip Co. Ltd.	199,565	357,287
TOTAL AUSTRALIA			23,970,575
AUSTRIA — (1.5%)
*	Addiko Bank AG	2,352	72,312
	Agrana Beteiligungs AG	2,144	28,064
		Shares	Value»
AUSTRIA — (Continued)
	ANDRITZ AG	8,743	$823,571
*	AT&S Austria Technologie & Systemtechnik AG	4,664	714,251
Ω	BAWAG Group AG	8,296	1,682,392
#	CA Immobilien Anlagen AG	3,489	97,501
*	CPI Europe AG	4,816	86,398
	DO & Co. AG	904	211,089
*	Eurotelesites AG	4,310	22,466
	EVN AG	4,306	145,896
	FACC AG	2,374	45,493
	Frequentis AG	255	21,760
*	Immofinanz AG (IIA AV)	10,232	0
*	Kapsch TrafficCom AG	757	4,096
#*	Lenzing AG	1,793	48,718
	Mayr Melnhof Karton AG	1,386	132,866
#	Oesterreichische Post AG	3,173	119,219
	Palfinger AG	2,888	97,637
	POLYTEC Holding AG	1,603	8,657
	Porr AG	3,029	131,551
#	SBO AG	1,398	47,428
*	Semperit AG Holding	1,873	0
	Strabag SE (STR AV), Class BR	2,747	265,134
	Telekom Austria AG	14,384	168,543
*	UBM Development AG	812	15,918
	UNIQA Insurance Group AG	16,266	338,521
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,146	421,713
	voestalpine AG	14,958	779,165
	Wienerberger AG	13,034	320,798
	Zumtobel Group AG	6,897	32,097
TOTAL AUSTRIA			6,883,254
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	2,922	906,866
	Ageas SA	1,419	117,432
*	AGFA-Gevaert NV	20,629	9,153
*	Atenor	3,090	5,327
	Azelis Group NV	8,879	115,951
*	Banqup Group	1,279	3,125
	Barco NV	8,285	75,067
	Bekaert SA	5,840	268,387
#*††	Biocartis Group NV	5,650	0
*	bpost SA	14,476	25,088

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Cie d'Entreprises CFE	891	$12,202
*	CMB Tech NV	21,677	351,269
	Colruyt Group NV	5,784	259,299
	Deceuninck NV	10,393	26,265
	Deme Group NV	1,055	201,273
#	D'ieteren Group	1,559	321,785
	Econocom Group SA NV	14,168	23,477
	EVS Broadcast Equipment SA	1,783	56,759
	Fagron	8,950	239,061
	Gimv NV	3,289	169,362
*	Hyloris Pharmaceuticals SA	768	4,270
*	Immobel SA	570	14,104
	Ion Beam Applications	3,161	57,729
	Jensen-Group NV	507	49,583
#	Kinepolis Group NV	1,476	68,831
*	Lakefront Biotherapeutics NV (LKFT BB)	4,331	119,164
#	Lotus Bakeries NV	54	692,615
	Melexis NV	2,453	192,620
*	Nyxoah SA	1,031	1,443
#*	Ontex Group NV	11,107	29,586
*	Onward Medical NV	1,990	5,347
*	Orange Belgium SA	2,344	59,414
	Proximus SADP	18,026	133,514
#	Recticel SA	4,388	62,696
	Sipef NV	638	66,623
	Solvay SA	13,537	414,901
#	Syensqo SA	8,461	752,667
	Tessenderlo Group SA	3,699	91,093
	Umicore SA	24,186	603,679
	Van de Velde NV	1,093	38,098
	VGP NV	1,798	175,195
	Viohalco SA	9,200	187,836
TOTAL BELGIUM			7,008,156
CANADA — (11.3%)
*	5N Plus, Inc.	22,407	520,755
#	A&W Food Services of Canada, Inc.	500	13,272
#	Acadian Timber Corp.	1,400	17,836
*	Aclara Resources, Inc.	6,200	15,966
	ADENTRA, Inc.	2,386	59,095
	ADF Group, Inc.	1,400	15,599
*	Advantage Energy Ltd.	23,981	188,173
	Aecon Group, Inc.	8,991	290,090
	AG Growth International, Inc.	1,367	13,096
		Shares	Value»
CANADA — (Continued)
	AGF Management Ltd., Class B	7,345	$118,413
	Agnico Eagle Mines Ltd. (AEM CN)	68	9,874
#*	Aimia, Inc.	12,133	22,243
*	Air Canada	17,009	307,821
#	AirBoss of America Corp.	2,200	11,346
*	AKITA Drilling Ltd., Class B	1,424	3,586
	Alaris Equity Partners Income	2,438	42,835
	Algoma Central Corp.	1,600	26,228
*	Algoma Steel Group, Inc. (ASTL US)	11,500	44,275
	Algonquin Power & Utilities Corp. (AQN CN)	16,126	94,328
	Algonquin Power & Utilities Corp. (AQN US)	74,409	434,549
*	Allied Gold Corp.	1,032	18,722
	AltaGas Ltd.	3,411	135,725
	Altius Minerals Corp.	5,200	215,107
#	Altus Group Ltd.	6,000	200,392
*	Americas Gold & Silver Corp. USA CN	10,400	39,542
#*	Americas Gold & Silver Corp. USAS US	5,000	19,100
	Amerigo Resources Ltd.	26,100	123,439
*	Andean Precious Metals Corp.	3,500	13,907
	Andrew Peller Ltd., Class A	4,300	24,386
	ARC Resources Ltd.	14,543	347,845
*	Aritzia, Inc.	3,199	318,748
	Atco Ltd., Class I	10,207	581,104
*	Athabasca Oil Corp.	76,206	563,180
*	ATS Corp. (ATS CN)	8,214	224,122
#*	Aurora Cannabis, Inc. (ACB US)	651	1,816
#*	AutoCanada, Inc.	2,934	48,766
#*	Avino Silver & Gold Mines Ltd. (ASM US)	26,508	141,288
*	Aya Gold & Silver, Inc.	2,407	47,287
	B2Gold Corp. (BTG US)	116,197	435,739
	B2Gold Corp. (BTO CN)	66,072	247,443
	Badger Infrastructure Solutions Ltd.	4,609	292,154

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Ballard Power Systems, Inc. (BLDP US)	34,101	$91,050
*	Bausch Health Cos., Inc. (BHC US)	36,335	250,348
	Baytex Energy Corp.	93,220	424,921
	Birchcliff Energy Ltd.	37,934	172,913
	Bird Construction, Inc.	9,860	470,334
	Black Diamond Group Ltd.	6,496	81,139
#*	BlackBerry Ltd. BB CN	26,297	223,792
*	BlackBerry Ltd. BB US	44,189	375,606
	BMTC Group, Inc.	850	7,652
*	Bonterra Energy Corp.	3,035	12,297
	Boyd Group Services, Inc.	3,253	336,264
*	Bragg Gaming Group, Inc.	2,243	3,656
	Bridgemarq Real Estate Services	1,300	4,618
#	Brookfield Infrastructure Corp. BIPC CN, Class A	2,300	97,227
#	Brookfield Infrastructure Corp. BIPC US, Class A	8,487	359,000
	BRP, Inc. (DOO CN)	1,300	80,327
	BRP, Inc. (DOOO US)	3,185	196,929
#*	CAE, Inc. (CAE CN)	3,736	96,368
*	CAE, Inc. (CAE US)	24,286	627,064
*	Calfrac Well Services Ltd.	3,300	14,807
#	Calian Group Ltd.	1,900	106,287
	Canaccord Genuity Group, Inc.	12,896	132,469
*	Canacol Energy Ltd.	3,610	0
*	Canada Goose Holdings, Inc. (GOOS CN)	900	8,044
*	Canada Goose Holdings, Inc. (GOOS US)	5,272	47,079
	Canada Packers, Inc.	2,225	30,268
#	Canadian Tire Corp. Ltd., Class A	6,584	960,935
	Canadian Utilities Ltd., Class A	5,590	222,188
#*	Canfor Corp.	12,300	131,700
#	Capital Power Corp.	13,143	617,562
*	Capstone Copper Corp.	83,957	797,138
#	Cardinal Energy Ltd.	18,431	151,331
		Shares	Value»
CANADA — (Continued)
	CareRx Corp.	3,200	$8,286
#	Cascades, Inc.	13,329	128,075
*	Cavvy Energy Ltd.	4,300	5,491
	Centerra Gold, Inc.	26,068	448,156
	CES Energy Solutions Corp.	36,901	430,119
*	Cineplex, Inc.	5,627	51,861
*	Cipher Pharmaceuticals, Inc.	900	10,805
	Cogeco Communications, Inc.	2,100	88,533
	Cogeco, Inc.	800	33,236
#	Colliers International Group, Inc. (CIGI CN)	1,200	117,993
	Colliers International Group, Inc. (CIGI US)	3,381	333,198
	Computer Modelling Group Ltd.	8,644	24,171
	Corby Spirit & Wine Ltd.	1,800	20,955
*	Cronos Group, Inc. (CRON US)	35,986	101,840
#*	D2L, Inc.	3,600	23,883
*	D-BOX Technologies, Inc.	5,900	5,135
	Definity Financial Corp.	10,334	589,956
*	Descartes Systems Group, Inc. (DSG CN)	2,900	217,792
*	Descartes Systems Group, Inc. (DSGX US)	1,553	116,723
	Dexterra Group, Inc.	6,209	69,011
	Doman Building Materials Group Ltd.	9,452	75,853
	Dominion Lending Centres, Inc.	4,400	27,558
	DPM Metals, Inc.	39,775	1,398,232
	DREAM Unlimited Corp., Class A	2,825	39,901
#*	Dye & Durham Ltd.	6,092	3,824
	Dynacor Group, Inc.	4,900	21,601
	E-L Financial Corp. Ltd.	20,400	245,932
	Eldorado Gold Corp. (EGO US)	5,563	167,943
	Eldorado Gold Corp. (ELD CN)	21,973	663,183
#	Element Fleet Management Corp.	39,958	896,728
*	Eloro Resources Ltd.	11,000	12,947

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	9,358	$342,518
*	Endeavour Silver Corp.	28,575	214,884
	Enerflex Ltd. (EFX CN)	14,336	319,271
	Enerflex Ltd. (EFXT US)	3,811	84,909
	Enghouse Systems Ltd.	2,490	30,516
*	Ensign Energy Services, Inc.	15,950	39,709
	EQB, Inc.	4,086	414,153
	Equinox Gold Corp. (EQX US)	5,762	51,570
*	ERO Copper Corp. (ERO CN)	3,789	101,736
*	ERO Copper Corp. (ERO US)	6,844	184,172
	Evertz Technologies Ltd.	5,502	62,993
	Exchange Income Corp.	3,343	299,400
	Exco Technologies Ltd.	4,600	27,432
#	Extendicare, Inc.	14,310	362,178
#	Fiera Capital Corp.	6,400	22,690
	Finning International, Inc.	15,791	1,046,463
*	Firan Technology Group Corp.	3,100	50,773
	Firm Capital Mortgage Investment Corp.	4,900	40,861
#	First Majestic Silver Corp. (AG US)	23,213	348,891
	First Majestic Silver Corp. (FR CN)	3,182	47,758
*	First Mining Gold Corp.	87,500	36,826
	FirstService Corp. (FSV CN)	2,145	302,153
	FirstService Corp. (FSV US)	1,213	170,900
*	Foraco International SA	7,800	12,853
#*	Fortuna Mining Corp. (FSM US)	19,034	160,457
*	Fortuna Mining Corp. (FVI CN)	30,193	254,360
#*	Freegold Ltd.	40,369	27,933
#	Freehold Royalties Ltd.	19,895	242,966
	Frontera Energy Corp.	5,580	35,585
*	Galiano Gold, Inc. GAU CN	12,801	22,190
		Shares	Value»
CANADA — (Continued)
*	Galiano Gold, Inc. GAU US	8,290	$14,425
	Gibson Energy, Inc.	20,295	464,576
#	Gildan Activewear, Inc. (GIL US)	1,863	103,173
*	Global Atomic Corp.	24,272	9,350
*	Globex Mining Enterprises, Inc.	5,200	7,048
#	goeasy Ltd.	1,436	48,780
*	GoGold Resources, Inc.	52,458	108,520
#*	GoldMining, Inc.	23,239	19,396
*	GoldMoney, Inc.	1,360	13,989
*	Greenfire Resources Ltd.	9,874	62,567
	Groupe Dynamite, Inc.	2,500	100,956
*	Haivision Systems, Inc.	3,200	9,724
#	Hammond Power Solutions, Inc.	1,309	234,086
	Headwater Exploration, Inc.	37,063	350,312
	High Liner Foods, Inc.	2,300	24,151
#*	Hive Digital Technologies Ltd.	4,333	12,262
*	HLS Therapeutics, Inc.	2,903	8,697
	Hudbay Minerals, Inc. (HBM CN)	33,274	755,027
	Hudbay Minerals, Inc. (HBM US)	5,380	122,395
	iA Financial Corp., Inc.	816	120,649
*	IAMGOLD Corp. (IAG US)	17,166	243,586
	IGM Financial, Inc.	1,236	76,848
*	Imperial Metals Corp.	9,700	49,820
	InPlay Oil Corp.	1,317	14,267
*	Interfor Corp.	7,278	63,910
*	International Tower Hill Mines Ltd.	5,041	8,822
Ω	Jamieson Wellness, Inc.	5,148	151,849
*	Journey Energy, Inc.	2,400	7,704
*	K92 Mining, Inc.	32,045	515,015
	K-Bro Linen, Inc.	2,100	71,006
*	Kelt Exploration Ltd.	27,188	193,556
	Keyera Corp.	6,791	288,527
*	Kinaxis, Inc.	2,243	268,805
*	KITS Eyecare Ltd.	2,300	21,345
*	Knight Therapeutics, Inc.	11,829	83,031
	KP Tissue, Inc.	700	6,461
	Labrador Iron Ore Royalty Corp.	8,600	164,105

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Laramide Resources Ltd.	15,000	$5,243
*	Largo, Inc. (LGO CN)	1,753	1,063
	Lassonde Industries, Inc., Class A	500	77,462
	Leon's Furniture Ltd.	3,400	59,688
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	14,121
#*	Lightspeed Commerce, Inc. (LSPD US)	16,087	162,640
	Linamar Corp.	5,605	413,383
#*	Lithium Americas Corp.	32,657	93,726
*	Lucara Diamond Corp.	52,607	5,817
	Magellan Aerospace Corp.	2,400	59,339
	Mainstreet Equity Corp.	600	75,920
*	Major Drilling Group International, Inc.	13,573	134,776
	Maple Leaf Foods, Inc.	11,203	228,559
	Martinrea International, Inc.	9,732	70,742
*	Mattr Corp.	4,242	51,987
*	MDA Space Ltd.	20,089	608,180
	Medical Facilities Corp.	5,100	63,520
*	Mega Uranium Ltd.	24,914	9,242
	Melcor Developments Ltd.	2,200	29,582
	Meren Energy, Inc.	27,630	39,814
	Methanex Corp. (MEOH US)	5,535	307,469
	Morguard Corp.	700	55,926
	MTY Food Group, Inc.	2,800	68,410
#	Mullen Group Ltd.	12,988	255,063
#*	NanoXplore, Inc.	10,700	12,136
	Neo Performance Materials, Inc.	5,936	139,735
#*	New Pacific Metals Corp.	4,600	21,344
*	NFI Group, Inc.	8,237	148,188
	North American Construction Group Ltd. (NOA CN)	2,300	31,321
	North West Co., Inc.	6,881	249,598
	Northland Power, Inc.	51,920	808,142
#*	Obsidian Energy Ltd. (OBE US)	12,119	129,916
	OceanaGold Corp.	37,721	909,491
	Onex Corp.	11,499	880,481
		Shares	Value»
CANADA — (Continued)
#	Open Text Corp. (OTEX CN)	14,416	$365,477
	Open Text Corp. (OTEX US)	15,273	387,018
	OR Royalties, Inc. (OR CN)	14,436	429,007
	OR Royalties, Inc. (OR US)	12,160	361,882
*	Orezone Gold Corp.	59,639	91,042
#*	Organigram Global, Inc.	2,430	2,282
#	Paramount Resources Ltd., Class A	10,792	227,804
	Parex Resources, Inc.	10,675	184,891
	Pason Systems, Inc.	13,302	117,662
#	Pet Valu Holdings Ltd.	7,829	109,629
#	Peyto Exploration & Development Corp.	28,680	526,402
	PHX Energy Services Corp.	5,500	41,745
	Pine Cliff Energy Ltd.	23,500	9,220
	Pizza Pizza Royalty Corp.	4,000	35,981
*	PMET Resources, Inc.	9,600	28,009
	Polaris Renewable Energy, Inc.	3,600	38,777
#	Pollard Banknote Ltd.	1,800	22,278
#	PrairieSky Royalty Ltd.	29,509	729,805
*	Precision Drilling Corp. (PD CN)	1,930	150,027
*	Precision Drilling Corp. (PDS US)	133	10,338
#	Premium Brands Holdings Corp.	6,089	402,690
#	Propel Holdings, Inc.	1,946	34,191
	Pulse Seismic, Inc.	6,700	15,294
#*	Quarterhill, Inc.	23,309	46,390
	Quebecor, Inc., Class B	5,036	233,039
*	Real Matters, Inc.	4,094	14,018
	Richelieu Hardware Ltd.	6,969	176,282
	Rogers Sugar, Inc.	16,950	84,275
	Russel Metals, Inc.	8,650	415,022
*	Sangoma Technologies Corp.	3,500	13,607
*	Saturn Oil & Gas, Inc.	2,049	7,776
	Savaria Corp.	8,482	176,193
#*	Seabridge Gold, Inc. SA US	8,288	213,913
#*	Seabridge Gold, Inc. SEA CN	3,858	99,460

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Secure Waste Infrastructure Corp.	37,969	$654,372
#	Sienna Senior Living, Inc.	13,836	219,998
	South Bow Corp. SOBO CN	12,600	467,203
	South Bow Corp. SOBO US	12,682	470,502
*	Spartan Delta Corp.	12,672	107,570
Ω	Spin Master Corp.	3,900	57,254
	Sprott, Inc. (SII CN)	2,798	287,605
#	Sprott, Inc. (SII US)	1,100	113,311
*	SSR Mining, Inc. (SSRM CN)	42,995	1,099,232
*	SSR Mining, Inc. (SSRM US)	1,383	35,432
	Stantec, Inc. (STN CN)	4,377	308,889
	Stantec, Inc. (STN US)	1,268	89,381
	Stella-Jones, Inc.	8,109	447,373
*	Steppe Gold Ltd.	14,200	12,257
#	Stingray Group, Inc.	1,200	13,525
*	STLLR Gold, Inc.	11,300	10,398
	StorageVault Canada, Inc.	28,055	96,062
	Strathcona Resources Ltd.	5,442	165,066
	Superior Plus Corp.	28,114	160,038
	Supremex, Inc.	5,800	15,308
#	Surge Energy, Inc.	12,731	93,994
	Sylogist Ltd.	3,100	7,297
#*	Talon Metals Corp.	3,521	12,634
	Tamarack Valley Energy Ltd.	63,209	604,653
	TELUS Corp.	3,942	37,625
*	TerrAscend Corp.	31,000	15,480
#	TerraVest Industries, Inc.	1,574	128,258
	TFI International, Inc. (TFII US)	1,829	246,952
#*	Tidewater Midstream & Infrastructure Ltd.	1,765	24,803
#*	Tilray Brands, Inc.	2,311	10,492
#	Timbercreek Financial Corp.	9,652	41,655
	TMX Group Ltd.	3,932	143,721
#	Topaz Energy Corp.	16,546	373,564
	Torex Gold Resources, Inc.	14,210	546,870
	Toromont Industries Ltd.	986	148,317
	Total Energy Services, Inc.	6,761	113,960
	TransAlta Corp.	40,766	510,349
*	Transat AT, Inc.	3,900	6,287
		Shares	Value»
CANADA — (Continued)
	Transcontinental, Inc., Class A	11,725	$44,663
*	Trekor Metals Ltd. TGB US	9,232	62,501
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	145,161
#	Triple Flag Precious Metals Corp. (TFPM CN)	9,020	259,111
	Triple Flag Precious Metals Corp. (TFPM US)	7,336	211,057
*	Trisura Group Ltd. (TSU CN)	5,900	175,335
*	Valeura Energy, Inc.	3,426	30,598
#*	Valor Gold Corp. VGC CN	1,971	4,668
	Vecima Networks, Inc.	1,200	11,107
#	Vermilion Energy, Inc. (VET CN)	3,634	43,239
	Vermilion Energy, Inc. (VET US)	20,299	241,964
	VersaBank (VBNK CN)	1,500	28,944
	VersaBank (VBNK US)	1,000	19,340
*††	Victoria Gold Corp./Vancouver	1,082	0
*	Viemed Healthcare, Inc.	4,100	47,847
*	Vitalhub Corp.	3,821	18,644
*	Vizsla Silver Corp. VZLA CN	37,500	117,167
	Wajax Corp.	2,200	50,926
#*	Well Health Technologies Corp.	27,954	80,561
*	Wesdome Gold Mines Ltd.	22,185	411,622
	West Fraser Timber Co. Ltd. (WFG US)	2,697	174,900
*	Western Copper & Gold Corp. WRN US	4,800	9,792
	Westshore Terminals Investment Corp.	4,442	127,064
	Winpak Ltd.	4,600	144,282
*	Yangarra Resources Ltd.	8,100	8,032
	Yellow Pages Ltd.	929	8,678
††	Zenith Capital Corp.	1,300	167
TOTAL CANADA			52,375,773

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CHINA — (0.2%)
	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	$958,493
DENMARK — (1.9%)
	AL Sydbank	5,220	502,701
	ALK-Abello AS	6,908	236,270
	Alm Brand AS	107,596	282,966
#	Ambu AS, Class B	27,639	308,921
*	Bang & Olufsen AS	14,001	20,125
*	Bavarian Nordic AS	11,722	321,321
#	cBrain AS	905	6,936
#	Chemometec AS	2,221	148,236
	Columbus AS	16,517	25,270
	D/S Norden AS	3,763	195,951
*	Dfds AS	3,214	61,649
	Djurslands Bank AS	110	18,193
	FLSmidth & Co. AS	5,744	431,047
#	Fluegger Group AS	86	5,789
	Foroya Banki P	552	24,274
#*	GN Store Nord AS	12,944	195,283
#	GronlandsBANKEN AS	79	13,502
	H Lundbeck AS (HLUNA DC), Class A	4,743	26,359
	H Lundbeck AS (HLUNB DC)	34,629	221,551
#*	H&H International AS, Class B	2,539	40,561
	ISS AS	12,246	542,759
	Jeudan AS	1,628	51,454
	Jyske Bank AS	2,420	384,115
#	Matas AS	5,454	76,001
#	MT Hoejgaard Holding AS	324	13,231
#*Ω	Netcompany Group AS	5,022	250,637
*	NKT AS	7,783	1,062,282
*Ω	NNIT AS	1,779	10,446
	North Media AS	1,083	7,695
#*	NTG Nordic Transport Group AS, Class A	1,294	50,796
	Per Aarsleff Holding AS	2,658	296,052
	Ringkjoebing Landbobank AS	3,553	954,720
#	Rockwool AS ROCKA DC, Class A	5,409	182,211
	Rockwool AS ROCKB DC, Class B	7,071	225,926
	Royal Unibrew AS	6,337	475,377
*	RTX AS	1,054	15,671
Ω	Scandinavian Tobacco Group AS, Class A	6,629	73,587
	Schouw & Co. AS	1,656	158,430
	SJF Bank AS	2,454	158,490
		Shares	Value»
DENMARK — (Continued)
	Skjern Bank	524	$30,054
#*	Solar AS, Class B	889	30,030
	SP Group AS	1,596	117,018
	TCM Group AS	1,034	11,315
	Tivoli AS	344	33,382
	TORM PLC, Class A	9,267	282,544
*	Trifork Group AG	711	12,282
	UIE PLC	1,682	94,604
*	Zealand Pharma AS	6,509	305,983
TOTAL DENMARK			8,993,997
FINLAND — (2.4%)
	Aktia Bank OYJ	7,233	100,184
#	Alandsbanken Abp, Class B	379	19,128
	Alma Media OYJ	4,469	69,960
	Anora Group OYJ	5,909	24,819
	Aspo OYJ	2,685	19,474
	Atria OYJ	2,491	45,048
#	Bittium OYJ	4,078	134,190
	Digia OYJ	2,833	19,585
	Elisa OYJ	11,400	459,748
#*	Endomines Finland OYJ	1,452	12,588
Ω	Enento Group OYJ	1,937	33,849
	eQ OYJ	761	8,381
	Finnair OYJ	15,156	84,171
#	Fiskars OYJ Abp	4,519	67,707
	Gofore OYJ	378	4,600
#	Harvia OYJ	2,159	103,002
	Hiab OYJ	5,766	391,842
#	HKFoods OYJ	6,353	11,930
	Huhtamaki OYJ	15,337	546,964
*	Incap OYJ	2,671	22,375
	Kalmar OYJ, Class B	4,700	209,003
#	Kamux Corp.	4,139	7,799
	Kemira OYJ	18,419	361,526
	Kesko OYJ (KESKOA FH), Class A	6,833	166,772
#	Kesko OYJ (KESKOB FH), Class B	22,629	563,854
	Konecranes OYJ	29,238	912,102
#	Lassila & Tikanoja OYJ	4,594	35,637
#*	Lindex Group OYJ	16,292	42,968
#	Lumo Kodit OYJ	14,800	134,449
	Luotea PLC	4,594	10,115
#	Mandatum OYJ	54,453	373,067
	Marimekko OYJ	4,640	56,468
#*	Metsa Board OYJ (METSB FH), Class B	23,829	80,793
	Metso OYJ	5,853	109,558
#	Nokian Renkaat OYJ	16,756	294,871
	Olvi OYJ, Class A	1,985	75,826
#	Oma Saastopankki OYJ	1,595	31,167

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Oriola OYJ (OKDBV FH), Class B	22,579	$23,341
	Orion OYJ (ORNAV FH), Class A	3,437	320,857
	Orion OYJ (ORNBV FH), Class B	15,344	1,434,467
	Outokumpu OYJ	70,853	426,693
	Pihlajalinna OYJ	3,541	41,955
	Ponsse OYJ	1,180	31,738
	Puuilo OYJ	9,163	180,867
#*	QT Group OYJ	1,392	40,394
	Raisio OYJ, Class V	14,595	43,388
#*	Revenio Group OYJ	2,073	29,221
	Sampo OYJ, Class A	26,874	295,992
	Sanoma OYJ	12,197	124,540
	Scanfil OYJ	1,917	25,394
	Stora Enso OYJ, Class R	74,502	856,740
	Taaleri PLC	2,682	22,415
	Talenom OYJ	2,896	3,983
	Teleste OYJ	1,530	5,862
#Ω	Terveystalo OYJ	10,921	95,250
	Tieto OYJ	18,825	402,935
#	Tokmanni Group Corp.	4,962	41,819
	UPM-Kymmene OYJ	4,655	126,643
	Vaisala OYJ, Class A	2,354	149,276
#	Valmet OYJ	19,391	584,694
#	Verkkokauppa.com OYJ	4,018	16,320
*	YIT OYJ	19,594	66,212
TOTAL FINLAND			11,036,516
FRANCE — (5.8%)
*	74Software SA	483	21,178
	ABC arbitrage	3,148	18,813
	Accor SA	15,560	809,213
#	Aeroports de Paris SA	2,053	284,557
	AKWEL SADIR	1,182	8,999
*	Alstom SA	40,507	750,430
	Altamir	1,905	52,746
	Alten SA	3,634	316,024
	Arkema SA	6,624	451,178
#	Assystem SA	243	11,765
*	ATEME SA	857	11,860
	Aubay	910	58,149
Ω	Ayvens SA	39,462	531,858
*	Bastide le Confort Medical	266	7,184
#	Beneteau SACA	5,853	40,699
	BioMerieux	3,239	258,174
	Boiron SA	776	24,566
#	Bollore SE	27,138	121,195
	Bonduelle SCA	2,134	22,583
#	Bureau Veritas SA	5,011	160,302
		Shares	Value»
FRANCE — (Continued)
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	$2,367
	Carrefour SA	46,043	844,980
	CBo Territoria	2,250	10,137
	Cie des Alpes	3,270	77,043
*	Claranova SE	6,744	4,915
*	Clariane SE	17,537	80,880
	Coface SA	22,122	403,771
	Derichebourg SA	14,934	160,780
	Edenred SE	19,474	641,177
	Eiffage SA	4,112	584,437
#*	Ekinops SAS	2,101	6,141
	Electricite de Strasbourg SA	132	24,874
#Ω	Elior Group SA	21,448	52,542
	Elis SA	24,685	708,062
*	Emeis SA	8,047	135,829
	Equasens	561	21,193
#*	Eramet SA	1,705	85,111
	Etablissements Maurel et Prom SA	14,353	135,011
	Eurazeo SE	6,473	355,921
*	Euroapi SA	9,294	10,514
	Eurofins Scientific SE	9,897	780,485
*	Eutelsat Communications SACA	33,157	78,428
	Exel Industries SA, Class A	184	4,164
	Exosens SAS	5,282	350,438
#	FDJ UNITED	8,122	205,503
*	Figeac Aero	1,562	19,723
	Fnac Darty SA (0QSH LI)	648	25,870
	Fnac Darty SA (FNAC FP)	547	21,799
*	Forvia SE (FRVIA FP)	27,922	288,461
*	Gaumont SA	20	2,385
	Gaztransport Et Technigaz SA	6,266	1,416,236
#	Getlink SE	7,908	168,699
	GL Events SACA	1,643	59,792
	Groupe Crit SA	446	27,548
*	Guerbet	1,370	12,749
*	Haulotte Group SA	1,014	2,539
*	ID Logistics Group SACA	573	238,688
	Imerys SA	5,683	154,738
#	Infotel SA	670	32,418
	Interparfums SA	3,024	85,840
	Ipsen SA	1,570	303,364
	IPSOS SA	6,110	252,433
#	Jacquet Metals SACA	2,005	49,068
	JCDecaux SE	7,386	193,492
	Kaufman & Broad SA	2,327	68,142

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Laurent-Perrier	396	$39,293
#	Lectra	2,315	54,935
	Linedata Services	112	5,704
	LISI SA	3,682	270,423
	LNA Sante SA	809	32,423
	Lumibird	1,152	35,338
*Ω	Maisons du Monde SA	2,536	484
	Manitou BF SA	1,600	40,852
	Mersen SA	3,322	143,098
	Metropole Television SA	4,335	60,645
	Neurones	694	30,525
	Nexans SA	6,055	922,306
#*	Nexity SA	5,495	44,881
	North Atlantic Energies	586	45,126
	NRJ Group	2,200	17,140
	Oeneo SA	177	1,870
	Opmobility	7,638	113,423
#*	OVH Groupe SA	3,817	66,309
*	Pierre Et Vacances SA	14,168	30,673
#	Planisware SA	2,764	73,965
	Pluxee NV	7,163	117,595
	Quadient SA	4,210	65,976
#	Remy Cointreau SA	3,000	167,576
	Renault SA	21,234	670,490
	Rexel SA	36,684	1,522,228
	Robertet SA	90	82,855
	Rubis SCA	13,079	505,602
	SA d'Explosifs et de Produits Chimiques	53	16,169
	Samse SACA	132	17,978
	Savencia SA	669	48,941
	SCOR SE	24,119	954,175
	SEB SA	2,175	146,495
#	Seche Environnement SACA	536	50,214
	SES SA	69,960	464,451
*Ω	SMCP SA	8,008	61,683
	Societe BIC SA	3,290	257,955
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	252	40,754
	Societe LDC SADIR	668	88,102
	Sodexo SA	8,417	553,475
*	SOITEC	1,017	123,909
*	Solutions 30 SE	7,372	4,794
	Sopra Steria Group	2,094	444,477
	SPIE SA	18,489	994,352
	Stef SA	521	81,560
#	Sword Group	975	35,293
	Synergie SE	1,041	35,397
	Technip Energies NV	17,757	614,156
	Teleperformance SE	6,817	542,361
		Shares	Value»
FRANCE — (Continued)
	Television Francaise 1 SA	5,827	$47,768
	TFF Group	598	10,390
	Thermador Groupe	904	79,010
#	Tikehau Capital SCA	4,027	73,836
	Trigano SA	1,450	253,285
#*	Ubisoft Entertainment SA	10,592	70,073
	Valeo SE	38,560	667,161
#*	Vallourec SACA	26,656	642,699
	Vetoquinol SA	693	58,353
	Vicat SACA	3,357	254,136
	VIEL & Cie SA	4,347	95,036
	Virbac SACA	413	160,825
*	Viridien	1,884	202,586
#	Vivendi SE	119,229	220,035
#*	Voltalia SA	4,789	38,661
#	Vusion	1,041	156,473
#	Wavestone	1,094	41,014
#*Ω	Worldline SA	2,928	41,642
*Ω	X-Fab Silicon Foundries SE	8,082	60,503
TOTAL FRANCE			27,062,072
GERMANY — (6.4%)
	1&1 AG	8,529	194,858
*	7C Solarparken AG	11,332	22,263
	Adesso SE	441	29,853
	AIXTRON SE	5,624	237,227
	All for One Group SE	283	22,144
	Allgeier SE	979	18,857
	Alzchem Group AG	1,350	240,605
*	Amadeus Fire AG	781	20,100
	Aroundtown SA	175,401	441,201
	Atoss Software SE	1,398	136,194
Ω	Aumann AG	587	9,417
*	Aumovio SE	6,383	294,723
	Aurubis AG	4,672	983,091
#*	Auto1 Group SE	6,557	172,193
	Basler AG	1,488	43,015
	Bechtle AG	10,363	433,959
Ω	Befesa SA	2,952	119,044
#*	Bertrandt AG	899	9,201
	Bijou Brigitte AG	711	39,425
	Bilfinger SE	4,969	475,215
	Borussia Dortmund GmbH & Co. KGaA	11,253	39,367
*	BRANICKS Group AG	5,249	5,706
	Brenntag SE	11,652	821,658
*Ω	Brockhaus Technologies AG	542	12,759
	CANCOM SE (COK GR)	2,862	79,139
#	Carl Zeiss Meditec AG	3,341	117,728
*	Ceconomy AG	28,741	140,988
*	CENIT AG	1,323	10,136

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	855	$94,696
#	CTS Eventim AG & Co. KGaA	4,871	328,650
#	Dermapharm Holding SE DMP GR	1,463	69,198
	Deutsche Beteiligungs AG	1,693	41,404
	Deutsche EuroShop AG	2,391	50,843
#*Ω	Deutsche Pfandbriefbank AG	20,019	79,086
	Deutsche Wohnen SE	3,246	69,324
#	Deutz AG	19,668	224,414
	Draegerwerk AG & Co. KGaA	432	41,597
	Duerr AG	7,939	163,923
Ω	DWS Group GmbH & Co. KGaA	3,267	275,567
	Eckert & Ziegler SE	7,647	120,318
#*	EDAG Engineering Group AG	986	3,602
	Elmos Semiconductor SE	1,725	291,496
	ElringKlinger AG	4,625	25,893
#	Energiekontor AG	835	33,001
	Evonik Industries AG	25,540	516,666
#*	Evotec SE	15,101	59,398
	Fabasoft AG	270	4,159
	Fielmann Group AG	3,979	186,501
	flatexDEGIRO SE	14,671	617,724
#*	Formycon AG	431	9,589
#	Fraport AG Frankfurt Airport Services Worldwide	5,454	426,078
	Freenet AG	17,397	488,874
	Fresenius Medical Care AG (FME GR)	19,067	978,553
	Friedrich Vorwerk Group SE	1,718	130,492
	FUCHS SE	3,611	144,153
	GEA Group AG	16,219	1,152,222
#	Gerresheimer AG	2,685	85,409
	Gesco SE	1,167	18,083
	GFT Technologies SE	2,864	75,572
	Grand City Properties SA	3,279	36,743
	Grenke AG	3,735	50,739
	Hawesko Holding SE	351	7,215
#*	Heidelberger Druckmaschinen AG	33,592	52,499
#*	HelloFresh SE	7,391	29,117
	Hensoldt AG	9,991	917,762
*	Hoenle AG	579	5,274
	Hornbach Holding AG & Co. KGaA	1,627	156,736
		Shares	Value»
GERMANY — (Continued)
#*	Hugo Boss AG	7,467	$326,341
	Indus Holding AG	1,977	72,479
	Init Innovation in Traffic Systems SE	873	47,680
Ω	Instone Real Estate Group SE	5,460	48,396
*	IONOS Group SE	4,165	151,829
	IVU Traffic Technologies AG	1,884	50,112
	Jenoptik AG	7,871	341,020
Ω	JOST Werke SE	2,182	145,952
#	K&S AG	29,616	496,750
	KION Group AG	10,002	452,615
#*	Knaus Tabbert AG	655	9,348
*	Koenig & Bauer AG	2,538	26,833
	Kontron AG	6,182	159,751
	Krones AG	2,781	358,404
	KSB SE & Co. KGaA	31	33,941
	KWS Saat SE & Co. KGaA	1,789	148,040
	Lanxess AG	10,380	198,274
	LEG Immobilien SE	12,091	725,925
	Leifheit AG	1,317	20,002
*	LPKF Laser & Electronics SE	309	5,130
#*	Medios AG	1,854	23,422
	MLP SE	11,878	105,967
#	Mutares SE & Co. KGaA	2,654	81,747
	Nagarro SE	1,608	142,088
#	Nemetschek SE	4,503	303,523
*	Nordex SE	16,037	716,528
	Norma Group SE	3,896	82,138
	Patrizia SE	7,041	59,184
*	Pentixapharm Holding AG	3,122	6,845
	Pfeiffer Vacuum Technology AG	72	13,611
	ProCredit Holding AG	2,799	26,515
#	ProSiebenSat.1 Media SE	6,916	28,941
*	Puma SE (PUM GR)	10,018	319,573
*	PVA TePla AG	746	28,657
	Qiagen NV QGEN US	42,548	1,761,504
#	Qiagen NV QIA GR	7,048	290,001
	Rational AG	623	485,041
	RENK Group AG	9,765	541,923
	RTL Group SA	5,870	219,754
	SAF-Holland SE	3,326	83,147
	Salzgitter AG	4,901	293,623
	Schaeffler AG	23,435	193,167
	Schott Pharma AG & Co. KGaA	1,449	36,803
Ω	Scout24 SE	5,492	470,849
#	Secunet Security Networks AG	310	64,162

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	SFC Energy AG, Class BR	590	$13,716
*	SGL Carbon SE	9,673	41,952
#*	Siltronic AG	2,405	212,564
#	Sixt SE	1,909	158,027
	Springer Nature AG & Co. KGaA	2,409	51,371
	Stabilus SE	2,378	39,561
	STRATEC SE	1,964	44,461
	Stroeer SE & Co. KGaA	4,913	224,891
*	Suedzucker AG	9,862	128,850
	Surteco Group SE	994	9,692
	Symrise AG	6,959	714,133
	TAG Immobilien AG	34,147	545,647
*	Takkt AG	5,920	15,593
*Ω	TeamViewer SE	8,713	60,843
	Technotrans SE	1,129	40,607
	thyssenkrupp AG	96,169	1,349,528
#	TUI AG	51,553	448,990
	United Internet AG	13,635	372,483
*	Verbio SE	2,874	95,924
#	Vossloh AG	1,662	112,017
*	Wacker Chemie AG	2,790	285,764
	Wacker Neuson SE	3,888	98,209
	Washtec AG	1,525	68,595
#*	Westwing Group SE	2,239	34,509
	Wuestenrot & Wuerttembergische AG	2,869	48,347
#*Ω	Zalando SE	23,562	768,479
	Zeal Network SE	857	42,932
TOTAL GERMANY			29,457,856
HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	12,000	13,531
	Allied Group Ltd.	206,000	58,591
	Analogue Holdings Ltd.	46,000	5,564
	APAC Resources Ltd. 1104 HK	53,098	10,733
	Asia Financial Holdings Ltd.	54,874	32,657
*	Asia Standard International Group Ltd.	54,940	1,331
	ASMPT Ltd.	7,300	140,084
	Associated International Hotels Ltd.	28,000	18,828
	Bank of East Asia Ltd.	122,374	259,957
#*	Bright Smart Securities & Commodities Group Ltd.	114,000	93,022
		Shares	Value»
HONG KONG — (Continued)
	Cafe de Coral Holdings Ltd.	42,000	$29,737
	Chen Hsong Holdings	30,000	6,006
	Chevalier International Holdings Ltd.	4,000	2,481
	China Motor Bus Co. Ltd.	2,400	18,051
	Chinese Estates Holdings Ltd.	61,500	8,631
	Chow Sang Sang Holdings International Ltd.	49,000	72,687
*	Chuang's Consortium International Ltd.	92,000	2,889
	CITIC Telecom International Holdings Ltd.	196,000	69,485
#*	CK Life Sciences International Holdings, Inc.	182,000	12,998
	C-Mer Medical Holdings Ltd.	52,000	6,157
#††	Convoy, Inc.	516,000	2,059
	Cowell e Holdings, Inc.	20,000	52,611
Ω	Crystal International Group Ltd.	51,000	42,046
*	CSC Holdings Ltd.	1,321,250	3,559
*	CSI Properties Ltd.	1,203,358	27,663
	CTF Services Ltd.	205,556	214,906
	Dah Sing Banking Group Ltd.	52,928	101,697
	Dah Sing Financial Holdings Ltd.	17,806	113,118
#*	Deep Source Holdings Ltd.	380,000	25,262
	Dickson Concepts International Ltd.	14,500	12,054
#	Dream International Ltd.	14,000	12,438
	Eagle Nice International Holdings Ltd.	20,000	7,003
*	EC Healthcare	38,000	1,726
	Emperor Watch & Jewellery Ltd.	400,000	13,970
*	ENM Holdings Ltd.	144,000	9,710
#*	Envision Greenwise Holdings Ltd.	37,000	22,641
*	Esprit Holdings Ltd.	9,587	601
	Fairwood Holdings Ltd.	10,500	6,054
*	Far East Consortium International Ltd.	199,803	17,289
	First Pacific Co. Ltd.	272,000	194,146
*Ω	FIT Hon Teng Ltd.	107,000	64,006

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*Ω	Frontage Holdings Corp.	90,000	$13,490
	FSE Lifestyle Services Ltd.	14,000	9,373
	Giordano International Ltd.	160,000	28,549
	Glorious Sun Enterprises Ltd.	72,000	12,296
*	GR Life Style Co. Ltd.	30,000	6,305
	Great Eagle Holdings Ltd.	28,630	57,950
	G-Resources Group Ltd.	42,950	44,181
	Guoco Group Ltd.	4,000	35,833
#	Guotai Junan International Holdings Ltd.	322,400	85,508
	Hang Lung Group Ltd.	90,000	158,409
	Hang Lung Properties Ltd.	143,525	133,385
*	Harbour Centre Development Ltd.	13,500	7,821
*	HK AI Capital Ltd.	116,000	1,444
*	HKR International Ltd.	100,386	13,814
	Hong Kong Ferry Holdings Co. Ltd.	23,000	14,233
*	Hong Kong Technology Venture Co. Ltd.	44,669	6,034
*	Hongkong & Shanghai Hotels Ltd.	59,883	45,623
*Ω	Honma Golf Ltd.	30,500	10,864
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	24,180
	Hysan Development Co. Ltd.	68,000	161,699
	IGG, Inc.	95,000	40,451
Ω	Impro Precision Industries Ltd.	88,000	81,271
	Jacobson Pharma Corp. Ltd.	56,000	7,626
	Johnson Electric Holdings Ltd.	48,937	116,089
#	K Wah International Holdings Ltd.	109,000	28,782
	Karrie International Holdings Ltd.	136,000	31,767
	Kerry Properties Ltd.	63,000	157,191
	KLN Logistics Group Ltd.	53,000	40,460
	Kowloon Development Co. Ltd.	45,515	28,031
		Shares	Value»
HONG KONG — (Continued)
*	Lai Sun Development Co. Ltd.	45,912	$4,050
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	140,317	8,579
	Liu Chong Hing Investment Ltd.	30,000	16,875
	Luk Fook Holdings International Ltd.	34,000	106,578
#	Man Wah Holdings Ltd.	158,000	63,454
*	MECOM Power & Construction Ltd.	159,750	2,700
#*	Melco International Development Ltd.	76,500	35,913
	MGM China Holdings Ltd.	53,200	77,004
	Midland Holdings Ltd.	78,000	22,454
	Miramar Hotel & Investment	21,000	26,683
	Modern Dental Group Ltd.	43,000	42,168
*	Mongolian Mining Corp.	63,000	57,416
	NagaCorp Ltd.	144,547	63,924
#*	New World Development Co. Ltd.	144,000	126,369
*††	NewOcean Energy Holdings Ltd.	110,000	0
	Nissin Foods Co. Ltd.	28,000	23,921
	Oriental Watch Holdings	39,606	16,614
*	Oshidori International Holdings Ltd.	67,200	23,296
	Pacific Basin Shipping Ltd.	569,000	237,749
	Pacific Textiles Holdings Ltd.	114,000	14,709
	PAX Global Technology Ltd.	118,000	59,333
	PCCW Ltd.	185,286	138,879
	Perfect Medical Health Management Ltd.	60,000	10,334
	Pico Far East Holdings Ltd.	96,000	27,538
	Plover Bay Technologies Ltd.	40,000	42,515
	Public Financial Holdings Ltd.	70,000	12,583
Ω	Regina Miracle International Holdings Ltd.	43,000	12,950
	Sa Sa International Holdings Ltd.	124,000	14,577
Ω	Samsonite Group SA	128,700	231,604

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SEA Holdings Ltd.	40,046	$6,523
	Shangri-La Asia Ltd.	136,000	71,718
*	Shenwan Hongyuan HK Ltd.	55,000	7,306
*	Shun Tak Holdings Ltd.	190,000	12,343
	Singamas Container Holdings Ltd.	194,000	11,141
#*	SJM Holdings Ltd.	333,499	67,585
	SmarTone Telecommunications Holdings Ltd.	43,000	26,890
*	Solomon Systech International Ltd.	200,000	6,885
	Soundwill Holdings Ltd.	4,000	3,202
	Stella International Holdings Ltd.	74,000	137,524
#	Sun Hung Kai & Co. Ltd.	74,464	39,121
#	SUNeVision Holdings Ltd.	89,000	54,854
	TAI Cheung Holdings Ltd.	37,000	15,889
*	Taung Gold International Ltd.	142,000	9,073
*	Texhong International Group Ltd.	35,000	29,301
	Texwinca Holdings Ltd.	112,000	16,154
*	Tongda Group Holdings Ltd.	15,600	3,816
	Town Health International Medical Group Ltd.	330,000	9,111
	Tradelink Electronic Commerce Ltd.	58,000	8,518
	Transport International Holdings Ltd.	31,629	38,258
	Truly International Holdings Ltd.	160,000	17,316
*	TVB Ltd.	43,600	13,282
#	United Laboratories International Holdings Ltd.	105,000	119,473
	Upbest Group Ltd.	148,000	12,277
#	Value Partners Group Ltd.	150,000	40,769
#	Vitasoy International Holdings Ltd.	80,000	66,056
	Viva Goods Co. Ltd.	296,000	13,039
#*	Vobile Group Ltd.	142,000	44,933
	VSTECS Holdings Ltd.	79,600	95,187
#	VTech Holdings Ltd.	18,300	120,646
	Wing On Co. International Ltd.	14,000	24,045
		Shares	Value»
HONG KONG — (Continued)
	Wing Tai Properties Ltd.	56,000	$14,269
	Wynn Macau Ltd.	157,200	113,955
	Xinyi Glass Holdings Ltd.	159,142	188,973
	YesAsia Holdings Ltd.	14,000	5,810
#	Yue Yuen Industrial Holdings Ltd.	93,000	168,313
*	Yunfeng Financial Group Ltd.	92,000	18,884
TOTAL HONG KONG			6,383,846
IRELAND — (0.5%)
	Cairn Homes PLC	103,141	290,372
	FBD Holdings PLC (FBD ID)	2,754	55,386
	FBD Holdings PLC (FBH LN)	1,308	26,396
	Glanbia PLC (GLB ID)	28,258	750,201
*Ω	Glenveagh Properties PLC	45,334	125,314
	Irish Continental Group PLC (IR5B ID)	11,766	106,949
	Kenmare Resources PLC	255	688
	Kerry Group PLC (KYGA ID), Class A	8,716	832,112
	Permanent TSB Group Holdings PLC	18,800	64,275
TOTAL IRELAND			2,251,693
ISRAEL — (1.2%)
#	Ackerstein Group Ltd.	13,713	41,066
	Adgar Investment & Development Ltd.	8,764	10,869
	Afcon Holdings Ltd.	210	41,207
*	AFI Properties Ltd.	422	26,488
	Africa Israel Residences Ltd.	738	52,337
*	Airport City Ltd.	3,668	66,078
	Alrov Properties & Lodgings Ltd.	854	71,322
	Altshuler Shaham Finance Ltd.	12,145	25,390
	Analyst IMS Investment Management Services Ltd.	877	41,384
	Arad Ltd.	1,518	25,716
*	Argo Properties NV	2,026	83,979
*	Ashdod Refinery Ltd.	1,014	38,860
	Ashot -Ashkelon Industries Ltd.	506	12,735

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes Ltd. (AUDC US)	3,956	$37,898
	Aura Investments Ltd.	12,458	65,071
	Automatic Bank Services Ltd.	4,774	34,800
	Ayalon Holdings Ltd.	2,304	106,179
	Azorim-Investment Development & Construction Co. Ltd.	14,649	68,985
*	Baran Group Ltd.	1,383	10,860
*	Bet Shemesh Engines Holdings 1997 Ltd.	322	87,421
	Blue Square Real Estate Ltd.	659	69,264
*	C. MER Industries Ltd.	351	6,052
	Carasso Motors Ltd.	5,454	54,532
*	Carasso Real Estate Ltd.	1,589	17,117
	Castro Model Ltd.	211	10,108
	Cellcom Israel Ltd. (CEL IT)	5,444	58,740
	Cellcom Israel Ltd. (CELJF US)	4,034	40,743
	Cohen Development Gas & Oil Ltd.	290	15,840
*	Compugen Ltd.	8,383	18,861
	Danel Adir Yeoshua Ltd.	467	65,677
	Danya Cebus Ltd.	1,282	49,221
#	Delek Automotive Systems Ltd.	5,619	31,115
	Delta Galil Ltd.	1,101	63,650
	Delta Israel Brands Ltd.	791	29,617
	Diplomat Holdings Ltd.	1,622	25,172
#	Direct Finance of Direct Group 2006 Ltd.	262	54,283
	Dor Alon Energy in Israel 1988 Ltd.	633	38,392
*	Duniec Brothers Ltd.	754	62,088
	Electra Consumer Products 1970 Ltd.	1,425	33,499
*	Equital Ltd.	2,806	105,193
	FMS Enterprises Migun Ltd.	605	38,343
	Formula Systems 1985 Ltd. (FORTY IT)	806	84,996
	Fox Wizel Ltd.	738	73,149
#*	Gilat Satellite Networks Ltd.	11,442	126,022
		Shares	Value»
ISRAEL — (Continued)
	Hagag Group Real Estate Development	1,534	$10,883
	Hamat Group Ltd.	1,543	7,705
	Hilan Ltd.	1,043	74,754
	IDI Insurance Co. Ltd.	960	75,815
*	IES Holdings Ltd.	588	147,007
	Ilex Medical Ltd.	584	9,561
	Inrom Construction Industries Ltd.	12,208	97,562
*	Isracard Ltd.	23,531	82,257
#	Israel Canada TR Ltd.	13,994	71,485
	Israel Shipyards Industries Ltd.	655	24,625
	Isras Investment Co. Ltd.	192	53,080
	Issta Ltd.	1,352	39,470
	Kamada Ltd. (KMDA IT)	3,545	25,728
	Kardan Real Estate Enterprise & Development Ltd.	14,081	23,142
	Kerur Holdings Ltd.	747	20,177
	Klil Industries Ltd.	43	2,664
*	Kvutzat Acro Ltd.	1,993	26,754
	Lahav L.R. Real Estate Ltd.	14,044	51,691
	Land Development Nimrodi Group Ltd.	2,893	37,734
	Lapidoth Capital Ltd.	2,045	53,884
	Libra Insurance Co. Ltd.	5,262	37,241
	M Yochananof & Sons Ltd.	507	58,000
	Matrix IT Ltd. MTRX IT	3,310	93,790
	Max Stock Ltd.	17,862	203,699
#*	Maytronics Ltd.	3,730	2,165
	Mediterranean Towers Ltd.	10,111	49,687
	MENIF - Financial Services Ltd.	2,666	20,163
*	Meshek Energy Renewable Energies Ltd.	24,168	88,346
	Meshulam Levinstein Contracting & Engineering Ltd.	236	29,520
	Mivtach Shamir Holdings Ltd.	1,009	141,667
	Nawi Group Ltd.	3,445	51,831
*	Nayax Ltd.	886	60,129
	Neto Malinda Trading Ltd.	1,971	90,906
*	Neto ME Holdings Ltd.	211	15,184

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Nexxen International Ltd.	3,352	$36,418
*	Nexxen International Ltd. NEXN US	2,139	21,989
	Novolog Ltd.	34,768	9,220
	Oil Refineries Ltd.	269,871	172,148
	One Software Technologies Ltd.	2,800	60,038
	Palram Industries 1990 Ltd.	2,023	27,198
	Partner Communications Co. Ltd.	7,137	87,764
*	Perion Network Ltd.	5,767	54,714
	Plasson Industries Ltd.	468	24,575
	Polyram Plastic Industries Ltd.	5,234	13,947
	Prashkovsky Investments & Construction Ltd.	987	42,873
#	Qualitau Ltd.	650	106,649
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	114,296
	Rani Zim Shopping Centers Ltd.	9,654	14,897
*	Rapac Communication & Infrastructure Ltd.	1,206	33,490
	Sano-Brunos Enterprises Ltd.	278	31,772
	Scope Metals Group Ltd.	872	82,815
*	Shikun & Binui Soltec Renewable Energy	31,821	42,625
	Summit Real Estate Holdings Ltd.	4,733	77,315
#*	Tadiran Group Ltd.	324	19,986
Ω	Tamar Petroleum Ltd.	6,159	60,194
*	TAT Technologies Ltd.	738	30,318
	Telsys Ltd.	396	44,841
	Tiv Taam Holdings 1 Ltd.	7,339	27,686
*	Veridis Environment Ltd.	3,463	57,135
	Victory Supermarket Chain Ltd.	648	9,711
	Villar International Ltd.	317	17,963
#	Wesure Global Tech Ltd.	4,737	23,503
	YD More Investments Ltd.	5,651	78,722
TOTAL ISRAEL			5,423,427
		Shares	Value»
ITALY — (3.2%)
	A2A SpA	223,060	$582,673
	ACEA SpA	5,746	139,624
#	Aeroporto Guglielmo Marconi Di Bologna SpA	1,126	12,591
	Amplifon SpA	9,628	134,784
#*	Aquafil SpA	3,880	6,153
	Ariston Holding NV	9,169	38,452
	Arnoldo Mondadori Editore SpA	22,214	53,782
	Ascopiave SpA	13,216	41,114
#	Avio SpA	8,169	274,799
	Azimut Holding SpA	14,290	606,967
	B&C Speakers SpA	545	6,968
	Banca Generali SpA	7,319	552,929
#	Banca IFIS SpA	3,794	64,603
#	Banca Profilo SpA	1,287	2,433
*Ω	Banca Sistema SpA	3,568	6,498
	Banco di Desio e della Brianza SpA	5,000	97,304
	BasicNet SpA	3,725	26,461
#*Ω	BFF Bank SpA	17,862	60,333
#*	Biesse SpA	2,760	16,141
	Brembo NV	20,309	248,684
#	Brunello Cucinelli SpA	3,821	389,667
#	Buzzi SpA	10,408	493,692
	Cairo Communication SpA	12,430	33,639
	Cembre SpA	650	61,330
	Cementir Holding NV	6,965	121,665
*	CIR SpA-Compagnie Industriali	101,938	84,396
	Comer Industries SpA	522	30,285
	Credito Emiliano SpA	12,114	266,382
	d'Amico International Shipping SA	14,416	120,106
	Danieli & C Officine Meccaniche SpA (DAN IM)	2,208	165,801
	Danieli & C Officine Meccaniche SpA (DANR IM)	7,692	395,482
#	Davide Campari-Milano NV	89,978	612,814
	De' Longhi SpA	5,695	267,319
*	Digital Bros SpA	371	5,476
#Ω	doValue SpA	726	1,937
	Emak SpA	17,016	17,063
Ω	Enav SpA	24,013	140,237
	Equita Group SpA	2,730	18,513
	ERG SpA	5,216	132,407
	Esprinet SpA	5,696	46,641
	Fiera Milano SpA	1,311	12,762
	Fila SpA	5,075	54,931
#*	Fincantieri SpA	15,871	249,475
	FinecoBank Banca Fineco SpA	1,643	45,013

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	FNM SpA	21,790	$11,506
	Garofalo Health Care SpA	3,478	22,651
*	Geox SpA	11,985	3,855
#	GPI SpA	1,749	27,713
#*Ω	GVS SpA	4,409	22,060
	Hera SpA	110,094	480,580
*	IMMSI SpA	26,564	16,177
	Industrie De Nora SpA	3,309	24,517
#Ω	Infrastrutture Wireless Italiane SpA	16,286	120,833
#	Intercos SpA	4,691	72,370
#	Interpump Group SpA	3,763	151,488
	Iren SpA	72,748	211,565
	Italgas SpA	78,707	811,653
	Italmobiliare SpA	1,795	54,069
	Lottomatica Group SpA	32,409	876,150
	LU-VE SpA	909	59,793
	Maire SpA	22,016	329,016
#*††	Mariella Burani Fashion Group SpA	422	0
#	MARR SpA	2,614	19,223
	MFE-MediaForEurope NV, Class A	31,864	98,181
#	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	108,295
#	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	34,048
#	Moltiply Group SpA	1,737	73,172
#*	NewPrinces SpA	1,779	32,936
#Ω	Nexi SpA	61,370	300,767
	Orsero SpA	1,128	20,975
Ω	OVS SpA	26,908	194,517
	Pharmanutra SpA	651	62,505
#	Piaggio & C SpA	15,727	35,274
Ω	Pirelli & C SpA	42,235	321,730
Ω	RAI Way SpA	12,339	66,149
	Reply SpA	2,845	361,036
#*	Revo Insurance SpA	576	17,106
#	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	24,207
	Sabaf SpA	1,277	18,220
*	Safilo Group SpA	37,374	71,336
#	Saipem SpA	260,177	1,262,235
*	Salvatore Ferragamo SpA	7,155	84,095
#	Sanlorenzo SpA	1,680	73,590
	Sesa SpA	768	82,032
*	Sogefi SpA	8,720	19,387
	SOL SpA	4,883	320,002
	Tamburi Investment Partners SpA	12,603	135,639
		Shares	Value»
ITALY — (Continued)
Ω	Technogym SpA	16,877	$264,049
*	Telecom Italia SpA	63,070	535,581
	TXT e-solutions SpA	629	33,614
#	Webuild SpA	56,254	146,037
	Wiit SpA	741	24,022
#	Zignago Vetro SpA	2,849	24,427
TOTAL ITALY			14,900,709
JAPAN — (21.7%)
	& ST HD Co. Ltd.	2,640	56,011
#	&Do Holdings Co. Ltd.	600	3,514
	A&D HOLON Holdings Co. Ltd.	3,000	55,762
#	AB & Company Co. Ltd.	2,000	17,129
	ABC-Mart, Inc.	6,800	116,353
	Achilles Corp.	1,800	14,523
#	AD Works Group Co. Ltd.	6,500	16,586
	ADEKA Corp.	10,300	251,394
#	Ad-sol Nissin Corp.	2,400	22,630
#	Advan Group Co. Ltd.	3,100	18,101
	Adways, Inc.	4,900	9,699
#	Aeon Fantasy Co. Ltd.	800	13,852
#	AEON Financial Service Co. Ltd.	15,200	149,448
#	Aeon Hokkaido Corp.	4,800	25,440
#	Aeon Kyushu Co. Ltd.	800	14,221
	AFC-HD AMS Life Science Co. Ltd.	1,400	7,538
#	Ahresty Corp.	2,700	11,795
	Ai Holdings Corp.	3,800	69,985
	Aica Kogyo Co. Ltd.	5,500	126,809
	Aichi Corp.	5,600	50,711
	Aichi Financial Group, Inc.	16,000	172,470
#	Aichi Steel Corp.	6,000	110,083
	Aichi Tokei Denki Co. Ltd.	900	15,721
	Aida Engineering Ltd.	5,400	40,150
	Ain Holdings, Inc.	2,800	103,363
#	Aiphone Co. Ltd.	1,800	31,762
	Air Water, Inc.	10,100	158,402
	Airman Corp.	2,800	44,373
	Airport Facilities Co. Ltd.	3,500	20,568
	Airtech Japan Ltd.	1,000	8,353
	Airtrip Corp.	1,800	10,023
	Aisan Industry Co. Ltd.	4,570	68,192
#	AIT Corp.	1,200	17,680
#	Aizawa Securities Group Co. Ltd.	1,200	12,798
	Akatsuki Corp.	3,500	13,141
	Akatsuki, Inc.	2,300	43,926

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Akebono Brake Industry Co. Ltd.	14,000	$9,588
	Akita Bank Ltd.	2,400	108,294
#	Albis Co. Ltd.	800	12,758
	Alconix Corp.	2,600	42,072
	Alfresa Holdings Corp.	20,000	290,100
#	Alinco, Inc.	2,200	15,213
	Allied Telesis Holdings KK	18,800	27,454
#	Alpen Co. Ltd.	2,400	33,369
	Alpha Corp.	500	3,831
#	Alpha Systems, Inc.	500	10,300
	Alps Alpine Co. Ltd.	21,400	293,136
	ALSOK Co. Ltd.	22,800	167,592
	Altech Corp.	6,930	35,815
	Amano Corp.	7,200	174,412
#	Amiyaki Tei Co. Ltd.	900	7,674
#	Amuse, Inc.	1,600	19,560
#	Amvis Holdings, Inc.	8,800	21,062
	Anest Iwata Corp.	5,900	66,324
	Anicom Holdings, Inc.	11,000	82,499
	Anycolor, Inc.	3,600	59,241
#	AOI Electronics Co. Ltd.	500	7,281
#	AOKI Holdings, Inc.	5,300	57,264
	Aoyama Trading Co. Ltd.	17,700	83,220
#	Aoyama Zaisan Networks Co. Ltd.	3,200	25,513
	Aozora Bank Ltd.	6,700	127,137
#	Appier Group, Inc.	9,200	55,106
	Arakawa Chemical Industries Ltd.	2,600	29,261
	Arata Corp.	3,600	58,923
#*	ARCHION Corp.	40,700	68,758
	ARCLANDS Corp.	7,039	84,542
	Arcs Co. Ltd.	4,600	104,450
	ARE Holdings, Inc.	10,200	196,271
	Arealink Co. Ltd.	4,000	24,862
	Argo Graphics, Inc.	8,000	68,279
	Ariake Japan Co. Ltd.	1,700	57,185
	Arisawa Manufacturing Co. Ltd.	4,000	60,353
	Artience Co. Ltd.	3,800	105,278
	Artnature, Inc.	1,000	5,548
#	Artner Co. Ltd.	2,800	16,704
	As One Corp.	8,000	120,544
	Asahi Co. Ltd.	1,600	13,647
#	Asahi Diamond Industrial Co. Ltd.	6,600	45,052
	Asahi Kogyosha Co. Ltd.	2,400	56,725
	Asahi Net, Inc.	1,700	6,757
	Asahi Printing Co. Ltd.	1,100	6,094
	Asahi Yukizai Corp.	300	11,336
		Shares	Value»
JAPAN — (Continued)
	Asanuma Corp.	6,500	$35,267
	Asia Pile Holdings Corp.	4,100	37,996
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	44,262
#	Asteria Corp.	3,600	23,211
	Asti Corp.	400	5,906
*	Atom Corp.	14,300	34,170
	Atrae, Inc.	2,300	12,403
#*	Atsugi Co. Ltd.	4,000	27,175
#*	Aucnet, Inc.	3,600	29,994
	Autobacs Seven Co. Ltd.	8,800	85,785
	Aval Data Corp.	1,000	19,378
#	Avant Group Corp.	2,800	22,235
	Avantia Co. Ltd.	1,300	7,046
	Avex, Inc.	4,000	33,128
	Awa Bank Ltd.	4,200	216,844
	Axial Retailing, Inc.	10,400	82,699
#	AZ-COM MARUWA Holdings, Inc.	8,500	49,076
	AZOOM Co. Ltd.	800	23,316
	Bando Chemical Industries Ltd.	5,100	76,941
	Bank of Iwate Ltd.	8,000	106,988
	Bank of Nagoya Ltd.	3,900	157,394
	Bank of Saga Ltd.	1,900	66,087
	Bank of the Ryukyus Ltd.	5,900	107,799
	Bank of Toyama Ltd.	600	8,564
	Base Co. Ltd.	1,800	36,191
#	baudroie, Inc.	1,800	32,419
#	Beauty Garage, Inc.	800	6,965
	Belc Co. Ltd.	1,400	58,703
	Bell System24 Holdings, Inc.	4,200	35,992
	Belluna Co. Ltd.	7,300	49,057
#	Bic Camera, Inc.	8,800	96,264
	BIPROGY, Inc.	5,800	177,987
	B-Lot Co. Ltd.	2,200	19,984
	Blue Zones Holdings Co. Ltd.	7,500	84,184
	BML, Inc.	3,000	67,287
#	Bookoff Group Holdings Ltd.	1,000	17,616
	Bourbon Corp.	1,100	21,839
	BRONCO BILLY Co. Ltd.	2,000	33,770
#	Buffalo, Inc.	1,800	30,895
#	Bull-Dog Sauce Co. Ltd.	1,300	14,816
	Bunka Shutter Co. Ltd.	6,284	74,698
#	Bushiroad, Inc.	9,800	22,980
	Business Brain Showa-Ota, Inc.	5,400	34,981
#	Business Engineering Corp.	4,000	30,622

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BuySell Technologies Co. Ltd.	2,200	$40,637
	C Uyemura & Co. Ltd.	1,300	180,419
	CAC Holdings Corp.	1,700	19,706
	Calbee, Inc.	8,000	145,907
	Career Design Center Co. Ltd.	1,000	18,255
	Careerlink Co. Ltd.	600	8,876
	Carlit Co. Ltd.	2,600	37,206
	Cawachi Ltd.	1,800	37,514
	CCI Group, Inc.	24,000	164,870
	Celsys, Inc.	5,600	60,444
	Central Automotive Products Ltd.	4,800	61,661
	Central Glass Co. Ltd.	3,400	84,126
#	Central Security Patrols Co. Ltd.	1,400	24,469
#	Central Sports Co. Ltd.	900	13,736
#	Ceres, Inc.	600	7,926
#	Change Holdings, Inc.	7,200	43,280
	Charm Care Corp. KK	3,100	26,283
	Chiba Kogyo Bank Ltd.	6,600	106,710
#	Chikaranomoto Holdings Co. Ltd.	1,700	17,546
#	Chino Corp.	1,800	17,944
#	Chiyoda Co. Ltd.	4,400	27,515
#*	Chiyoda Corp.	12,200	49,550
	Chiyoda Integre Co. Ltd.	1,900	38,735
	Chofu Seisakusho Co. Ltd.	3,306	43,505
	Chori Co. Ltd.	2,100	51,227
#	Choushimaru Co. Ltd.	1,200	12,966
	Chubu Shiryo Co. Ltd.	3,200	37,856
#	Chubu Steel Plate Co. Ltd.	1,600	21,281
	Chudenko Corp.	2,500	77,002
	Chuetsu Pulp & Paper Co. Ltd.	1,400	18,325
	Chugai Ro Co. Ltd.	700	16,839
	Chugin Financial Group, Inc.	15,600	321,444
	Chugoku Electric Power Co., Inc.	35,500	208,039
	Chugoku Marine Paints Ltd.	5,200	115,972
#	Chuo Spring Co. Ltd.	2,000	46,056
	Chuo Warehouse Co. Ltd.	1,000	11,243
		Shares	Value»
JAPAN — (Continued)
	Citizen Watch Co. Ltd.	9,500	$125,764
	CKD Corp.	5,600	204,360
#	CK-San-Etsu Co. Ltd.	400	12,958
#	Cleanup Corp.	3,800	22,074
#	CMK Corp.	9,700	37,633
	Coca-Cola Bottlers Japan Holdings, Inc.	2,000	48,062
#	COLOPL, Inc.	14,800	36,333
#	Colowide Co. Ltd.	9,200	118,978
	Computer Engineering & Consulting Ltd.	2,200	30,792
#	Computer Institute of Japan Ltd.	6,840	22,014
	COMSYS Holdings Corp.	7,200	236,329
#	Comture Corp.	2,900	26,045
	Copro-Holdings Co. Ltd.	400	2,037
#	Core Corp.	800	10,109
#	Corona Corp.	2,600	16,183
	Cosel Co. Ltd.	2,800	21,636
	Cosmo Energy Holdings Co. Ltd.	500	12,443
	Cosmos Initia Co. Ltd.	3,000	24,705
	Cosmos Pharmaceutical Corp.	4,200	169,407
#	Cota Co. Ltd.	3,520	26,875
*	Cover Corp.	1,400	12,853
#	Create Restaurants Holdings, Inc.	28,280	138,255
	Create SD Holdings Co. Ltd.	3,100	64,756
	Creek & River Co. Ltd.	1,700	15,375
	Cresco Ltd.	3,600	36,455
#	Cross Cat Co. Ltd.	1,200	7,490
#*	CrowdWorks, Inc.	1,400	6,106
	CTI Engineering Co. Ltd.	2,800	55,541
	CTS Co. Ltd.	5,000	26,386
	Curves Holdings Co. Ltd.	7,300	43,820
	CyberAgent, Inc.	7,200	65,781
	Cyberlinks Co. Ltd.	1,300	8,602
#	Cybozu, Inc.	3,300	56,513
	Dai Nippon Toryo Co. Ltd.	3,400	29,728
	Daicel Corp.	18,300	165,123
	Dai-Dan Co. Ltd.	6,200	93,488
	Daido Metal Co. Ltd.	5,500	46,479
	Daido Steel Co. Ltd.	17,200	241,756
	Daiei Kankyo Co. Ltd.	2,500	58,485
	Daihatsu Infinearth Mfg Co. Ltd.	2,400	41,008

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiho Corp.	7,000	$34,805
	Dai-Ichi Cutter Kogyo KK	900	7,858
	Daiichi Jitsugyo Co. Ltd.	3,000	59,537
#	Daiichi Kensetsu Corp.	1,100	23,654
	Daiichikosho Co. Ltd.	8,200	93,186
	Daiken Medical Co. Ltd.	2,800	7,469
	Daiki Aluminium Industry Co. Ltd.	3,900	35,872
#	Daikoku Denki Co. Ltd.	1,200	18,524
#	Daikokutenbussan Co. Ltd.	800	22,673
	Daikyonishikawa Corp.	4,200	26,971
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,200	63,859
	Daio Paper Corp.	9,700	60,371
	Daiseki Co. Ltd.	5,076	120,701
	Daishi Hokuetsu Financial Group, Inc.	19,000	272,933
#	Daishinku Corp.	3,200	14,416
	Daisue Construction Co. Ltd.	500	10,834
	Daito Bank Ltd.	1,000	6,373
	Daito Pharmaceutical Co. Ltd.	6,590	51,639
	Daitron Co. Ltd.	3,200	65,400
	Daiwa Ltd.	4,300	46,358
	Daiwabo Holdings Co. Ltd.	10,700	238,492
	DCM Holdings Co. Ltd.	12,300	118,471
	Dear Life Co. Ltd.	5,600	38,225
#	DeNA Co. Ltd.	7,400	114,992
	Denka Co. Ltd.	10,800	228,786
	Dentsu Soken, Inc.	6,500	110,153
	Denyo Co. Ltd.	2,000	49,929
	Dexerials Corp.	5,700	115,059
	DIC Corp.	10,500	288,750
	Digital Arts, Inc.	1,100	28,093
	Digital Garage, Inc.	1,900	28,828
#	Digital Hearts Holdings Co. Ltd.	1,200	5,645
	Digital Information Technologies Corp.	1,600	9,502
#	Dip Corp.	4,800	56,121
#	DKK Co. Ltd.	1,600	30,783
	DKS Co. Ltd.	1,200	92,729
	DMG Mori Co. Ltd.	11,800	269,983
	Doshisha Co. Ltd.	2,900	54,143
#	Double Standard, Inc.	600	4,725
		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co. Ltd.	4,112	$82,493
	Dowa Holdings Co. Ltd.	3,600	183,676
	DTS Corp.	19,200	139,636
	Duskin Co. Ltd.	4,400	122,863
#	DyDo Group Holdings, Inc.	3,200	60,467
#	Eagle Industry Co. Ltd.	4,100	76,379
	Earth Corp.	1,900	56,391
#	EAT&HOLDINGS Co. Ltd.	1,200	15,354
#	Ebara Foods Industry, Inc.	800	12,391
	Ebara Jitsugyo Co. Ltd.	3,600	53,894
	Ebase Co. Ltd.	3,100	8,238
#	Eco's Co. Ltd.	800	12,344
	EDION Corp.	10,500	159,569
	eGuarantee, Inc.	4,000	46,037
	Ehime Bank Ltd.	4,800	82,937
	Eidai Co. Ltd.	3,000	4,565
	Eizo Corp.	4,000	72,214
	EJ Holdings, Inc.	1,200	13,101
	Elan Corp.	1,000	4,813
	Elecom Co. Ltd.	6,500	75,633
	Electric Power Development Co. Ltd., Class C	1,000	23,656
#	EM Systems Co. Ltd.	4,700	16,356
	en, Inc.	4,100	32,975
	Endo Lighting Corp.	1,700	27,565
	Enomoto Co. Ltd.	1,000	14,569
	Envipro Holdings, Inc.	1,400	7,072
#	eRex Co. Ltd.	2,800	14,774
#	ERI Holdings Co. Ltd.	1,500	14,785
	ES-Con Japan Ltd.	4,600	30,911
#	Eslead Corp.	1,000	32,572
	ESPEC Corp.	2,400	57,639
#	Eternal Hospitality Group Co. Ltd.	2,800	24,233
#	euglena Co. Ltd.	13,700	29,250
#	eWeLL Co. Ltd.	600	7,928
	Exedy Corp.	4,500	169,565
	EXEO Group, Inc.	16,600	271,059
	Ezaki Glico Co. Ltd.	6,500	206,086
	F&M Co. Ltd.	1,000	16,314
	FALCO HOLDINGS Co. Ltd.	1,400	23,277
	FCC Co. Ltd.	4,400	102,261
*	FDK Corp.	800	1,951
	Feed One Co. Ltd.	3,920	31,523
	Ferrotec Corp.	5,800	292,547
	Fibergate, Inc.	1,100	5,400
	FIDEA Holdings Co. Ltd.	3,050	41,004

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Financial Partners Group Co. Ltd.	8,400	$90,188
#	FINDEX, Inc.	1,700	8,968
#	Fintech Global, Inc.	28,500	23,457
#	First Bank of Toyama Ltd.	4,700	84,844
#	First Juken Co. Ltd.	900	6,514
#	Fixstars Corp.	3,000	38,955
	FJ Next Holdings Co. Ltd.	3,100	36,905
#	Focus Systems Corp.	1,700	18,548
#	Foster Electric Co. Ltd.	2,200	38,944
	FP Corp.	5,300	84,071
#	FP Partner, Inc.	300	4,124
#	France Bed Holdings Co. Ltd.	3,800	30,328
#	Freebit Co. Ltd.	2,000	19,525
	F-Tech, Inc.	1,600	6,773
	Fudo Tetra Corp.	1,930	32,255
#	Fuji Co. Ltd.	3,200	40,767
	Fuji Corp. Ltd.	5,200	24,090
#	Fuji Kyuko Co. Ltd.	2,800	48,224
	Fuji Oil Co. Ltd.	5,400	134,242
#	Fuji Pharma Co. Ltd.	2,000	23,237
	Fuji Seal International, Inc.	4,900	92,313
	Fuji United Holdings Co. Ltd.	900	6,656
	Fujibo Holdings, Inc.	4,500	96,718
#	Fujicco Co. Ltd.	2,800	28,016
	Fujikura Composites, Inc.	3,400	52,968
#	Fujikura Kasei Co. Ltd.	4,200	22,602
	Fujimi, Inc.	6,000	140,447
	Fujishoji Co. Ltd.	1,200	7,781
#	Fujita Kanko, Inc.	5,000	63,027
#	Fujiya Co. Ltd.	1,700	26,105
	FuKoKu Co. Ltd.	1,200	14,087
	Fukuda Corp.	2,000	48,253
	Fukuda Denshi Co. Ltd.	2,400	170,403
#	Fukui Bank Ltd.	2,700	95,180
	Fukui Computer Holdings, Inc.	1,900	38,157
	Fukuyama Transporting Co. Ltd.	2,500	93,179
#	FULLCAST Holdings Co. Ltd.	1,600	17,326
	Fumakilla Ltd.	1,500	11,448
	Funai Soken Holdings, Inc.	9,520	65,929
	Furukawa Co. Ltd.	3,000	65,742
#	Furuno Electric Co. Ltd.	3,500	157,583
	Furuya Metal Co. Ltd.	1,900	77,573
		Shares	Value»
JAPAN — (Continued)
#	Furyu Corp.	4,000	$34,676
	Fuso Chemical Co. Ltd.	6,000	137,343
#	Fuso Pharmaceutical Industries Ltd.	1,100	14,967
#	Futaba Corp.	5,300	20,197
	Futaba Industrial Co. Ltd.	8,700	56,161
#	Future Corp.	6,400	98,596
	Fuyo General Lease Co. Ltd.	5,300	150,461
	G-7 Holdings, Inc.	4,000	36,496
#	GA Technologies Co. Ltd.	3,200	28,932
	Gakken Holdings Co. Ltd.	4,500	28,671
	Gakkyusha Co. Ltd.	1,000	16,892
	Galilei Holdings Co. Ltd.	3,200	69,015
	Gecoss Corp.	2,000	21,784
#*	GENDA, Inc.	3,900	14,649
#	Genki Global Dining Concepts Corp.	1,600	35,452
	Genky DrugStores Co. Ltd.	2,000	46,845
	Geo Holdings Corp.	3,300	43,089
#	Gift Holdings, Inc.	1,200	38,719
#	Giftee Group, Inc.	2,900	19,070
#	Giken Ltd.	1,200	14,207
	Global Link Management KK	1,600	19,308
	GLOBERIDE, Inc.	2,200	35,097
	Glory Ltd.	5,400	153,514
	GLtechno Holdings, Inc.	1,300	46,046
#	GMO Financial Gate, Inc.	600	24,165
#	GMO Financial Holdings, Inc.	4,400	29,947
#	GMO GlobalSign Holdings KK	400	5,715
	GMO internet group, Inc.	6,000	160,180
	GMO Payment Gateway, Inc.	1,300	81,007
	GMS Group Co. Ltd.	6,725	15,046
#*	GNI Group Ltd.	3,800	58,825
#	Godo Steel Ltd.	1,600	28,390
	Goldcrest Co. Ltd.	2,590	52,548
	Goldwin, Inc.	6,100	87,620
#	Good Com Asset Co. Ltd.	2,300	22,187
	GREE Holdings, Inc.	15,100	38,072
	Greens Co. Ltd.	1,600	22,079
	grems, Inc.	1,700	27,376
	GS Yuasa Corp.	10,400	350,240
	GSI Creos Corp.	1,000	16,636
	G-Tekt Corp.	3,300	44,456

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Gun-Ei Chemical Industry Co. Ltd.	700	$19,085
	GungHo Online Entertainment, Inc.	5,200	79,192
	Gunze Ltd.	4,400	110,711
	H.U. Group Holdings, Inc.	7,100	151,733
	H2O Retailing Corp.	12,700	227,202
	HABA Laboratories, Inc.	400	4,429
#	Hagihara Industries, Inc.	1,400	15,635
	Hagoromo Foods Corp.	600	13,870
#	Hakudo Co. Ltd.	800	17,370
	Hakuhodo DY Holdings, Inc.	21,600	176,287
#	Hakuto Co. Ltd.	900	27,750
	Halows Co. Ltd.	1,600	38,440
	Hamakyorex Co. Ltd.	8,800	100,954
	Handsman Co. Ltd.	800	4,035
	Hanwa Co. Ltd.	21,000	223,042
	Happinet Corp.	4,200	86,941
	Hard Off Corp. Co. Ltd.	2,400	43,556
	Harima Chemicals Group, Inc.	2,500	17,434
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,364
	Hazama Ando Corp.	17,510	199,496
	Heiwado Co. Ltd.	3,500	58,478
	Hennge KK	1,000	8,186
	Hibiya Engineering Ltd.	1,400	24,224
#	Hiday Hidaka Corp.	2,600	47,080
	Hikari Tsushin, Inc.	33	8,069
#	HI-LEX Corp.	3,300	46,936
	Hioki EE Corp.	1,400	96,929
#	Hirakawa Hewtech Corp.	923	18,191
	Hirano Tecseed Co. Ltd.	1,100	11,066
	Hirata Corp.	3,300	57,741
	Hirogin Holdings, Inc.	20,900	286,043
	Hiroshima Electric Railway Co. Ltd.	2,000	7,853
#	Hiroshima Gas Co. Ltd.	6,100	16,374
	HIS Co. Ltd.	9,300	59,772
#	Hisaka Works Ltd.	4,200	41,776
	Hito Communications Holdings, Inc.	1,000	5,565
	Hochiki Corp.	5,100	60,968
#	Hodogaya Chemical Co. Ltd.	1,600	20,401
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	30,174
		Shares	Value»
JAPAN — (Continued)
#	Hokkaido Electric Power Co., Inc.	19,500	$124,373
	Hokkaido Gas Co. Ltd.	12,000	57,760
	Hokkan Holdings Ltd.	1,200	17,942
	Hokko Chemical Industry Co. Ltd.	3,300	37,852
#	Hokuetsu Corp.	14,600	83,555
	Hokuriku Electric Industry Co. Ltd.	400	5,850
	Hokuriku Electric Power Co.	18,900	113,106
#	Hokuriku Electrical Construction Co. Ltd.	1,800	16,642
	Hokuto Corp.	2,800	34,297
#	H-One Co. Ltd.	4,000	38,546
#	Honeys Holdings Co. Ltd.	2,670	23,983
#	Hoosiers Holdings Co. Ltd.	5,300	41,161
	Hosiden Corp.	6,600	117,190
	Hosokawa Micron Corp.	2,000	62,743
#	Hotland Holdings Co. Ltd.	1,300	13,395
	House Foods Group, Inc.	5,300	128,913
#	Howa Machinery Ltd.	2,200	18,795
	HS Holdings Co. Ltd.	3,300	23,558
	Hyakugo Bank Ltd.	24,900	311,270
	Hyakujushi Bank Ltd.	13,600	239,630
	IBJ, Inc.	2,800	14,470
#	Ichibanya Co. Ltd.	7,100	41,753
	Ichigo, Inc.	15,400	39,853
	Ichiken Co. Ltd.	1,000	16,468
#	Ichikoh Industries Ltd.	8,700	28,727
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,265
	Ichinen Holdings Co. Ltd.	3,100	45,936
#	Ichiyoshi Securities Co. Ltd.	1,300	12,603
#	Icom, Inc.	1,500	30,763
	ID Holdings Corp.	3,000	19,146
#	IDEA Consultants, Inc.	500	11,177
	Idec Corp.	4,000	87,766
#	IDOM, Inc.	8,000	64,308
	Iida Group Holdings Co. Ltd.	12,189	174,508
#	Iino Kaiun Kaisha Ltd.	8,900	82,529
#	I'll, Inc.	1,700	24,124
#	Imasen Electric Industrial	901	5,148
#	i-mobile Co. Ltd.	3,600	10,853
#	Imuraya Group Co. Ltd.	1,100	16,410

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inaba Denki Sangyo Co. Ltd.	12,800	$228,274
#	Inaba Seisakusho Co. Ltd.	1,700	18,160
	Inabata & Co. Ltd.	5,800	143,438
#	I-NE Co. Ltd.	800	6,282
	Ines Corp.	3,000	39,983
	Infomart Corp.	17,300	61,979
	Innotech Corp.	2,400	49,722
#	Insource Co. Ltd.	7,200	34,131
#	Intage Holdings, Inc.	1,500	17,980
	Internet Initiative Japan, Inc.	9,600	210,739
#	Inui Global Logistics Co. Ltd.	1,200	14,191
#	IPS, Inc.	900	19,569
#	IR Japan Holdings Ltd.	1,000	4,462
	Iriso Electronics Co. Ltd.	3,200	54,516
#	ISB Corp.	2,200	32,546
#	Ise Chemicals Corp.	2,600	54,539
#	Iseki & Co. Ltd.	2,500	28,741
#	Ishihara Chemical Co. Ltd.	800	14,413
	Ishihara Sangyo Kaisha Ltd.	4,400	80,969
	Istyle, Inc.	9,400	26,007
	Itfor, Inc.	3,600	38,779
#	ITmedia, Inc.	1,700	12,598
	Ito En Ltd.	6,700	125,353
	Itochu Enex Co. Ltd.	5,500	74,602
	Itoham Yonekyu Holdings, Inc.	3,400	104,638
	Itoki Corp.	4,500	82,444
	IwaiCosmo Holdings, Inc.	2,900	75,590
#	Iwaki Co. Ltd.	1,300	41,611
	Iwatani Corp.	22,700	288,948
	Iwatsuka Confectionery Co. Ltd.	1,000	19,452
	Izumi Co. Ltd.	13,200	82,889
	J Front Retailing Co. Ltd.	4,400	81,874
	J Trust Co. Ltd.	12,548	63,904
	JAC Recruitment Co. Ltd.	9,600	56,847
	Jaccs Co. Ltd.	2,800	65,659
	Jade Group, Inc.	1,300	13,425
#	JAFCO Group Co. Ltd.	6,700	94,017
	JANOME Corp.	2,299	18,710
	Japan Airport Terminal Co. Ltd.	7,000	247,629
	Japan Aviation Electronics Industry Ltd.	5,900	87,055
		Shares	Value»
JAPAN — (Continued)
#	Japan Cash Machine Co. Ltd.	4,200	$29,688
#*	Japan Communications, Inc.	19,200	13,697
	Japan Electronic Materials Corp.	1,100	40,687
	Japan Elevator Service Holdings Co. Ltd.	15,400	163,215
	Japan Eyewear Holdings Co. Ltd.	1,700	26,867
#	Japan Foundation Engineering Co. Ltd.	2,900	13,250
#	Japan Investment Adviser Co. Ltd.	3,900	52,264
	Japan Lifeline Co. Ltd.	8,700	85,676
	Japan Material Co. Ltd.	8,700	119,644
#	Japan Medical Dynamic Marketing, Inc.	3,570	19,343
	Japan Petroleum Exploration Co. Ltd.	16,800	186,933
	Japan Property Management Center Co. Ltd.	900	10,268
	Japan Pulp & Paper Co. Ltd.	10,800	75,270
	Japan Securities Finance Co. Ltd.	9,300	138,482
#	Japan System Techniques Co. Ltd.	3,200	37,547
	Japan Transcity Corp.	5,400	45,509
	Japan Wool Textile Co. Ltd.	5,200	62,014
	JBCC Holdings, Inc.	8,000	81,141
#	JCR Pharmaceuticals Co. Ltd.	4,900	14,653
	JCU Corp.	3,500	127,286
	JDC Corp.	8,000	25,681
	Jeol Ltd.	5,700	289,371
	JFE Systems, Inc.	2,200	26,356
	JGC Holdings Corp.	10,700	149,652
	Jichodo Co. Ltd.	200	11,279
*	JIG-SAW, Inc.	800	12,185
#	JINS Holdings, Inc.	1,700	67,849
	JINUSHI Co. Ltd.	1,700	30,924
	JK Holdings Co. Ltd.	2,500	21,653
	J-Lease Co. Ltd.	2,400	20,552
#	JM Holdings Co. Ltd.	3,600	30,885
#	JMS Co. Ltd.	2,200	6,245
	J-Oil Mills, Inc.	2,600	34,071

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Joshin Corp.	1,900	$46,880
#	Joyful Honda Co. Ltd.	5,800	90,816
	JP-Holdings, Inc.	6,800	27,056
	JSP Corp.	1,900	30,020
	JTEKT Corp.	16,397	224,527
	Juki Corp.	3,700	11,985
	Juroku Financial Group, Inc.	18,000	264,189
	Justsystems Corp.	4,100	104,027
	JVCKenwood Corp.	23,070	162,154
	K&O Energy Group, Inc.	3,600	40,800
	Kadoya Sesame Mills, Inc.	1,200	13,443
	Kaga Electronics Co. Ltd.	3,600	104,555
#	Kagome Co. Ltd.	8,800	144,139
	Kakaku.com, Inc.	12,200	283,398
	Kaken Pharmaceutical Co. Ltd.	3,600	85,658
#	Kamakura Shinsho Ltd.	4,000	13,360
	Kameda Seika Co. Ltd.	5,400	43,150
	Kamei Corp.	3,000	72,698
	Kamigumi Co. Ltd.	3,500	113,660
	Kanaden Corp.	3,200	48,962
	Kanadevia Corp.	20,400	150,066
#	Kanagawa Chuo Kotsu Co. Ltd.	800	19,420
	Kanamic Network Co. Ltd.	1,800	5,601
	Kanamoto Co. Ltd.	4,200	136,831
	Kaneka Corp.	5,800	206,343
#	Kaneko Seeds Co. Ltd.	1,800	17,137
	Kanematsu Corp.	19,010	248,140
	Kanemi Co. Ltd.	500	12,528
#	Kansai Paint Co. Ltd.	13,500	238,971
	Kanto Denka Kogyo Co. Ltd.	5,400	88,099
#*	Kappa Create Co. Ltd.	2,000	20,440
#	Kasumigaseki Capital Co. Ltd.	1,500	69,584
	Katakura Industries Co. Ltd.	2,700	47,578
	Katitas Co. Ltd.	6,500	137,721
	Kato Sangyo Co. Ltd.	2,500	99,824
	Kato Works Co. Ltd.	1,600	13,292
	Kawada Technologies, Inc.	5,400	42,574
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	28,320
#	KeePer Technical Laboratory Co. Ltd.	1,600	28,148
		Shares	Value»
JAPAN — (Continued)
	Keihan Holdings Co. Ltd.	9,900	$202,900
#	Keihanshin Building Co. Ltd.	8,200	58,732
	Keikyu Corp.	18,893	184,427
	Keio Corp.	54,500	276,885
	Keisei Electric Railway Co. Ltd.	22,200	178,418
	KEIWA, Inc.	1,600	12,327
	Keiyo Bank Ltd.	15,800	258,798
	Kenko Mayonnaise Co. Ltd.	2,000	25,607
	KH Neochem Co. Ltd.	4,500	92,593
#	Kibun Foods, Inc.	1,500	10,235
#	Kimura Chemical Plants Co. Ltd.	3,300	24,752
#	Kimura Kohki Co. Ltd.	100	7,221
	King Jim Co. Ltd.	3,000	14,921
#	Kinki Sharyo Co. Ltd.	700	10,287
#	Kintetsu Department Store Co. Ltd.	1,200	13,921
	Kintetsu Group Holdings Co. Ltd.	6,100	132,501
	Kissei Pharmaceutical Co. Ltd.	3,800	97,030
	Ki-Star Real Estate Co. Ltd.	2,200	48,624
#	Kitagawa Corp.	1,600	16,433
	Kita-Nippon Bank Ltd.	1,000	41,369
	Kitano Construction Corp.	2,800	20,164
	Kitz Corp.	7,900	107,254
	Kiyo Bank Ltd.	7,900	229,760
#	KNT-CT Holdings Co. Ltd.	900	10,788
	Koa Corp.	4,700	64,490
#	Koatsu Gas Kogyo Co. Ltd.	3,600	24,093
	Kobe Bussan Co. Ltd.	3,900	68,186
#	Kobe Electric Railway Co. Ltd.	899	13,856
	Kobe Steel Ltd.	5,500	71,188
	Kohnan Shoji Co. Ltd.	2,700	71,064
	Kohsoku Corp.	200	5,180
#	Koike Sanso Kogyo Co. Ltd.	2,000	19,036
	Koito Manufacturing Co. Ltd.	1,700	28,412
#	Kojima Co. Ltd.	5,300	45,847
	Kokuyo Co. Ltd.	11,700	66,615
#	Komatsu Matere Co. Ltd.	4,200	18,668
#	Komatsu Wall Industry Co. Ltd.	2,400	41,835
	KOMEDA Holdings Co. Ltd.	5,200	94,416
	Komehyo Holdings Co. Ltd.	800	25,068

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komeri Co. Ltd.	4,100	$99,203
	Komori Corp.	4,700	54,582
#	Konaka Co. Ltd.	1,760	2,590
	Kondotec, Inc.	2,900	27,871
	Konica Minolta, Inc.	59,200	216,295
	Konishi Co. Ltd.	8,000	70,523
	Konoike Transport Co. Ltd.	3,500	65,452
#	Konoshima Chemical Co. Ltd.	800	7,891
#	Kosaido Holdings Co. Ltd.	9,500	29,879
#	Kose Holdings Corp.	4,200	149,480
#	Koshidaka Holdings Co. Ltd.	5,700	37,487
#	Kotobuki Spirits Co. Ltd.	12,000	191,320
	Kotobukiya Co. Ltd.	600	4,979
	Kozo Keikaku Engineering Holdings, Inc.	1,000	18,156
	KPP Group Holdings Co. Ltd.	3,900	27,026
#	KRS Corp.	2,000	36,053
	K's Holdings Corp.	15,400	182,419
	KU Holdings Co. Ltd.	2,400	18,133
	Kumagai Gumi Co. Ltd.	14,600	130,022
#	Kumiai Chemical Industry Co. Ltd.	10,467	48,051
#	Kura Sushi, Inc.	5,600	58,658
	Kurabo Industries Ltd.	1,800	111,006
	Kuraray Co. Ltd.	30,300	347,525
	Kureha Corp.	4,900	131,065
#	Kurimoto Ltd.	10,000	94,548
	Kuriyama Holdings Corp.	1,000	10,276
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	113,512
	KYB Corp.	4,000	112,233
	Kyodo Printing Co. Ltd.	3,600	36,860
	Kyoei Steel Ltd.	2,900	35,096
	Kyokuto Boeki Kaisha Ltd.	1,600	17,741
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	55,828
	Kyokuto Securities Co. Ltd.	2,600	28,824
	Kyokuyo Co. Ltd.	1,500	42,704
	Kyorin Pharmaceutical Co. Ltd.	4,500	32,195
	Kyoritsu Maintenance Co. Ltd.	7,800	169,513
	Kyosan Electric Manufacturing Co. Ltd.	5,000	27,000
		Shares	Value»
JAPAN — (Continued)
#	Kyowa Electronic Instruments Co. Ltd.	5,600	$27,718
	Kyowa Leather Cloth Co. Ltd.	900	5,044
	Kyushu Financial Group, Inc.	23,123	212,542
	Kyushu Railway Co.	11,700	264,019
#	LA Holdings Co. Ltd.	1,500	25,726
#	Lacto Japan Co. Ltd.	1,700	36,078
#	LEC, Inc.	3,100	18,772
	Leopalace21 Corp.	25,200	106,615
	Life Corp.	4,600	74,495
#	Lifedrink Co., Inc.	5,700	51,796
*	Lifenet Insurance Co.	6,800	70,972
#	LIFULL Co. Ltd.	8,200	10,405
#	LIKE, Inc.	1,600	15,240
#	Link & Motivation, Inc.	3,900	15,437
	Lintec Corp.	4,700	180,176
	Lion Corp.	25,000	268,003
	LITALICO, Inc.	2,500	24,982
	Lixil Corp.	29,356	318,831
	Loadstar Capital KK	1,920	32,308
	Look Holdings, Inc.	700	11,391
	M&A Capital Partners Co. Ltd.	1,400	33,955
	Mabuchi Motor Co. Ltd.	23,600	244,467
#	Macbee Planet, Inc.	800	6,025
	Macnica Holdings, Inc.	800	16,196
	Maeda Kosen Co. Ltd.	5,600	68,975
#	Maezawa Holdings Co. Ltd.	2,331	26,298
	Maezawa Kyuso Industries Co. Ltd.	2,400	23,595
	Makino Milling Machine Co. Ltd.	2,800	243,240
#	Management Solutions Co. Ltd.	1,100	9,859
#	Mani, Inc.	10,000	94,274
	MarkLines Co. Ltd.	1,500	12,632
#	Mars Group Holdings Corp.	1,800	35,452
	Marubun Corp.	1,900	20,017
	Marudai Food Co. Ltd.	2,600	37,407
	Marui Group Co. Ltd.	16,500	307,387
	Maruichi Steel Tube Ltd.	21,600	241,217
	Marusan Securities Co. Ltd.	6,200	47,115
	Maruwa Co. Ltd.	800	270,884
#	Maruzen CHI Holdings Co. Ltd.	400	913

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruzen Showa Unyu Co. Ltd.	1,600	$76,782
#	Marvelous, Inc.	3,300	9,660
#	Matching Service Japan Co. Ltd.	600	3,727
	Matsuda Sangyo Co. Ltd.	2,125	71,446
#	Matsui Construction Co. Ltd.	3,400	31,012
	Matsui Securities Co. Ltd.	16,500	108,085
	Matsuoka Corp.	700	10,777
#	Matsuyafoods Holdings Co. Ltd.	1,200	37,782
	Max Co. Ltd.	10,800	123,813
	Maxell Ltd.	5,200	66,855
	Maxvalu Tokai Co. Ltd.	1,200	24,648
	Mazda Motor Corp.	36,100	263,190
	MEC Co. Ltd.	2,100	108,996
#	Media Do Co. Ltd.	900	7,286
#	Medical System Network Co. Ltd.	2,400	7,288
	Medikit Co. Ltd.	800	14,070
	Medipal Holdings Corp.	20,100	361,931
*	Medley, Inc.	3,500	44,942
	Megachips Corp.	1,000	55,807
	Megmilk Snow Brand Co. Ltd.	5,900	139,083
	Meidensha Corp.	4,600	271,212
	Meiji Electric Industries Co. Ltd.	1,400	19,215
#	Meiji Shipping Group Co. Ltd.	1,700	8,663
	Meiko Electronics Co. Ltd.	1,700	213,536
	Meisei Industrial Co. Ltd.	5,000	63,466
	MEITEC Group Holdings, Inc.	9,100	190,483
#	Meito Co. Ltd.	1,200	24,044
	Meiwa Corp.	4,100	23,078
#	Meiwa Estate Co. Ltd.	1,600	8,359
	Menicon Co. Ltd.	7,200	78,258
*	Mercari, Inc.	7,800	211,067
#	Mercuria Holdings Co. Ltd.	2,600	12,677
	METAWATER Co. Ltd.	3,600	69,050
	Micronics Japan Co. Ltd.	3,600	293,553
#	Midac Holdings Co. Ltd.	2,400	32,871
#	Mie Kotsu Group Holdings, Inc.	5,900	20,448
		Shares	Value»
JAPAN — (Continued)
	Mikuni Corp.	2,700	$6,193
	Milbon Co. Ltd.	3,000	52,322
#	MIMAKI ENGINEERING Co. Ltd.	1,900	24,977
#	Mirai Industry Co. Ltd.	1,600	34,023
	Miraial Co. Ltd.	1,100	10,659
	Miraini Holdings Co. Ltd.	4,652	66,951
	Mirait One Corp.	11,100	245,197
	Mirarth Holdings, Inc.	14,600	37,494
	Miroku Jyoho Service Co. Ltd.	2,800	32,022
	Mitani Corp.	4,800	87,164
#	Mitani Sangyo Co. Ltd.	3,900	16,980
	Mitani Sekisan Co. Ltd.	4,800	57,218
#	Mito Securities Co. Ltd.	10,500	53,393
	Mitsuba Corp.	5,000	37,210
	Mitsubishi Kakoki Kaisha Ltd.	3,000	58,605
	Mitsubishi Logistics Corp.	18,500	185,491
	Mitsubishi Materials Corp.	5,100	132,368
#	Mitsubishi Motors Corp.	80,900	185,222
#	Mitsubishi Paper Mills Ltd.	6,500	45,506
	Mitsubishi Pencil Co. Ltd.	4,300	74,584
	Mitsubishi Research Institute, Inc.	1,100	33,170
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	31,189
	Mitsuboshi Belting Ltd.	2,000	51,076
	Mitsui DM Sugar Co. Ltd.	1,800	38,743
	Mitsui E&S Co. Ltd.	7,000	211,115
#	Mitsui High-Tec, Inc.	10,500	58,678
#	Mitsui Matsushima Holdings Co. Ltd., Class C	5,500	79,730
#	Mitsui-Soko Holdings Co. Ltd.	6,300	142,198
	Mitsuuroko Group Holdings Co. Ltd.	4,400	58,114
	Miura Co. Ltd.	9,200	184,464
	MIXI, Inc.	4,400	80,057
#	Miyaji Engineering Group, Inc.	3,600	35,729
	Miyazaki Bank Ltd.	10,000	145,357

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miyoshi Oil & Fat Co. Ltd.	1,100	$13,205
	Mizuho Leasing Co. Ltd.	15,000	128,239
	Mizuho Medy Co. Ltd.	1,200	12,605
	Mizuno Corp.	4,400	101,468
	Mochida Pharmaceutical Co. Ltd.	2,600	50,718
	Modec, Inc.	500	32,293
	Monex Group, Inc.	18,100	79,691
	Monogatari Corp.	3,600	123,672
#	MORESCO Corp.	1,100	14,798
	Morinaga & Co. Ltd.	9,400	155,794
	Morinaga Milk Industry Co. Ltd.	36,400	272,201
	Moriroku Co. Ltd.	1,900	29,824
	Morita Holdings Corp.	3,900	61,377
	Morito Co. Ltd.	2,600	29,318
	Mory Industries, Inc.	4,500	26,996
	MOS Food Services, Inc.	2,500	60,556
	MrMax Holdings Ltd.	4,600	22,598
	MTG Co. Ltd.	500	23,844
#	Mugen Estate Co. Ltd.	1,600	19,428
	Muninova Holdings, Inc.	43,200	120,452
	m-up Holdings, Inc.	9,400	46,777
#	Murakami Corp.	1,000	41,670
	Musashi Seimitsu Industry Co. Ltd.	5,800	114,610
	Musashino Bank Ltd.	11,400	181,903
#	NAC Co. Ltd.	2,200	7,398
	Nachi-Fujikoshi Corp.	2,100	71,018
#	Nafco Co. Ltd.	2,100	29,498
#	Nagaileben Co. Ltd.	1,700	19,021
#	Nagano Keiki Co. Ltd.	2,100	48,874
	Nagase & Co. Ltd.	36,400	256,739
#	Nagase Brothers, Inc.	900	13,202
	Nagoya Railroad Co. Ltd.	20,600	244,877
	Nakabayashi Co. Ltd.	3,300	11,976
#	Nakamoto Packs Co. Ltd.	700	8,317
#	Nakamuraya Co. Ltd.	600	12,082
	Nakanishi, Inc.	9,300	176,735
	Nakayama Steel Works Ltd.	3,500	14,363
	Namura Shipbuilding Co. Ltd.	7,196	192,983
	NANKAI Co. Ltd.	10,900	204,066
	Nanto Bank Ltd.	17,500	186,870
#	Natori Co. Ltd.	1,400	17,336
#	NEC Capital Solutions Ltd.	900	23,362
#*	Net Protections Holdings, Inc.	8,100	22,214
		Shares	Value»
JAPAN — (Continued)
#	Neturen Co. Ltd.	3,800	$32,766
	New Art Holdings Co. Ltd.	1,100	9,324
	New Japan Chemical Co. Ltd.	6,200	7,821
	Nextage Co. Ltd.	6,300	131,279
#	NexTone, Inc.	500	4,749
#	NF Holdings Corp.	600	5,422
	NH Foods Ltd.	5,800	227,784
	Nice Corp.	1,300	15,720
	Nichia Steel Works Ltd.	4,000	9,441
	Nichias Corp.	12,800	265,296
	Nichiban Co. Ltd.	1,500	18,309
	Nichicon Corp.	900	15,994
	Nichiden Corp.	1,800	34,758
	Nichiha Corp.	3,300	63,491
	Nichimo Co. Ltd.	1,000	14,940
	Nichirei Corp.	22,300	310,172
	Nichireki Group Co. Ltd.	3,400	46,938
	Nichirin Co. Ltd.	1,430	36,888
	Nifco, Inc.	7,297	236,221
#	Nihon Dempa Kogyo Co. Ltd.	2,700	42,169
#	Nihon Dengi Co. Ltd.	4,800	62,620
	Nihon Denkei Co. Ltd.	1,050	17,372
#	Nihon Flush Co. Ltd.	3,200	14,305
#	Nihon House Holdings Co. Ltd.	5,600	10,875
#	Nihon Kagaku Sangyo Co. Ltd.	1,900	24,915
	Nihon Kohden Corp.	13,900	138,396
	Nihon M&A Center Holdings, Inc.	40,900	163,317
	Nihon Nohyaku Co. Ltd.	6,100	40,991
	Nihon Parkerizing Co. Ltd.	11,000	113,893
	Nihon Plast Co. Ltd.	1,700	5,118
	Nihon Tokushu Toryo Co. Ltd.	1,400	21,638
#	Nihon Yamamura Glass Co. Ltd.	800	13,756
	Nikkiso Co. Ltd.	6,200	143,342
#	Nikko Co. Ltd.	4,200	25,794
	Nikkon Holdings Co. Ltd.	5,607	176,973
	Nikon Corp.	19,400	230,517
	Nippi, Inc.	200	15,248
	Nippn Corp.	7,000	123,364
#	Nippon Air Conditioning Services Co. Ltd.	4,600	45,679
	Nippon Aqua Co. Ltd.	1,700	8,017

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	$56,711
	Nippon Carbide Industries Co., Inc.	1,100	21,854
	Nippon Carbon Co. Ltd.	1,200	35,474
#	Nippon Chemical Industrial Co. Ltd.	1,300	47,498
	Nippon Chemi-Con Corp.	2,900	55,281
#*	Nippon Coke & Engineering Co. Ltd.	32,300	19,052
#	Nippon Concrete Industries Co. Ltd.	8,400	17,896
	Nippon Denko Co. Ltd.	15,100	40,069
	Nippon Densetsu Kogyo Co. Ltd.	4,700	117,586
	Nippon Electric Glass Co. Ltd.	7,042	231,982
	Nippon Gas Co. Ltd.	11,500	204,899
#	Nippon Hume Corp.	6,600	43,133
	Nippon Kayaku Co. Ltd.	17,500	210,300
	Nippon Kodoshi Corp.	400	16,370
	Nippon Light Metal Holdings Co. Ltd.	7,380	124,147
	Nippon Paper Industries Co. Ltd.	17,900	154,160
#	Nippon Parking Development Co. Ltd., Class C	23,500	36,246
	Nippon Rietec Co. Ltd.	1,500	22,610
	Nippon Seiki Co. Ltd.	5,800	87,826
	Nippon Seisen Co. Ltd.	1,500	12,489
	Nippon Sharyo Ltd.	1,200	25,259
#*	Nippon Sheet Glass Co. Ltd.	12,000	35,951
	Nippon Shinyaku Co. Ltd.	6,500	138,260
	Nippon Shokubai Co. Ltd.	16,800	225,995
	Nippon Signal Co. Ltd.	7,000	69,803
	Nippon Soda Co. Ltd.	5,600	133,711
	Nippon Television Holdings, Inc.	5,500	100,432
	Nippon Thompson Co. Ltd.	6,500	70,933
#	Nippon Yakin Kogyo Co. Ltd.	1,660	52,128
	Nipro Corp.	17,500	178,528
		Shares	Value»
JAPAN — (Continued)
#	Nishikawa Rubber Co. Ltd.	2,000	$41,029
	Nishimatsu Construction Co. Ltd.	3,200	106,044
#	Nishimatsuya Chain Co. Ltd.	3,600	45,082
	Nishi-Nippon Financial Holdings, Inc.	8,742	231,032
	Nishi-Nippon Railroad Co. Ltd.	7,200	140,840
	Nishio Holdings Co. Ltd.	2,600	69,745
	Nissan Shatai Co. Ltd.	13,100	79,158
	Nissei ASB Machine Co. Ltd.	1,000	56,206
	Nissha Co. Ltd.	4,900	40,363
#	Nisshin Group Holdings Co. Ltd.	5,400	22,577
	Nisshin Oillio Group Ltd.	9,300	111,029
	Nisshin Seifun Group, Inc.	14,357	181,748
	Nisshinbo Holdings, Inc.	17,536	235,604
#	Nisso Holdings Co. Ltd.	2,300	8,969
	Nissui Corp.	35,600	280,726
	Nitta Corp.	2,600	103,469
	Nitta Gelatin, Inc.	2,000	16,210
#	Nittetsu Mining Co. Ltd.	8,000	149,873
#	Nitto Fuji Flour Milling Co. Ltd.	1,600	18,464
	Nitto Kogyo Corp.	3,700	99,800
#	Nitto Kohki Co. Ltd.	1,300	13,904
	Nitto Seiko Co. Ltd.	6,200	30,365
	Nittoc Construction Co. Ltd.	3,500	24,993
	Nittoku Co. Ltd.	1,300	21,136
	NJS Co. Ltd.	400	11,133
	Noda Corp.	800	3,246
	Noevir Holdings Co. Ltd.	2,400	74,915
	NOF Corp.	2,000	34,751
	Nojima Corp.	20,100	164,568
	NOK Corp.	8,535	161,289
	Nomura Co. Ltd.	2,700	19,755
	Noritake Co. Ltd.	5,000	104,995
	Noritsu Koki Co. Ltd.	7,900	96,094
#	Noritz Corp.	4,000	59,512
	North Pacific Bank Ltd.	32,300	231,574
#	NPC, Inc.	3,700	15,074
	NPR-RIKEN Corp.	3,314	83,842
#	NS Tool Co. Ltd.	2,000	12,033

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	NS United Kaiun Kaisha Ltd.	1,700	$85,277
	NSD Co. Ltd.	8,060	143,997
	NSK Ltd.	38,407	273,571
	NSW, Inc.	1,200	18,759
	NTN Corp.	51,500	124,509
#*	Nxera Pharma Co. Ltd.	6,700	36,689
#	Oat Agrio Co. Ltd.	900	13,693
#	Obara Group, Inc.	1,600	57,303
	Odakyu Electric Railway Co. Ltd.	29,600	327,613
#	Oenon Holdings, Inc.	5,000	15,313
	Ogaki Kyoritsu Bank Ltd.	4,200	186,924
#	Ohara, Inc.	700	6,258
#	Ohashi Technica, Inc.	3,400	24,431
	Ohba Co. Ltd.	1,400	9,933
	Ohmoto Gumi Co. Ltd.	1,800	22,224
	Ohsho Food Service Corp.	5,400	102,501
	Oiles Corp.	2,973	52,928
#	Oisix ra daichi, Inc.	1,500	15,230
	Oita Bank Ltd.	8,000	127,250
	Oji Holdings Corp.	25,900	142,419
	Okabe Co. Ltd.	4,000	23,018
	Okamoto Industries, Inc.	1,200	44,880
	Okamoto Machine Tool Works Ltd.	700	21,676
	Okamura Corp.	7,900	115,326
	Okasan Securities Group, Inc.	19,900	137,605
	Oki Electric Industry Co. Ltd.	11,500	194,249
	Okinawa Cellular Telephone Co.	5,000	121,241
#	Okinawa Electric Power Co., Inc.	5,325	34,998
	Okinawa Financial Group, Inc.	2,860	130,214
	OKUMA Corp.	6,200	189,360
	Okumura Corp.	3,500	126,292
#	Okura Industrial Co. Ltd.	1,400	48,577
#	Okuwa Co. Ltd.	3,000	15,202
	Onoken Co. Ltd.	2,900	26,086
	Onward Holdings Co. Ltd.	12,700	60,682
#	Ootoya Holdings Co. Ltd.	700	37,715
	Open Up Group, Inc.	7,200	90,866
	Optex Group Co. Ltd.	3,800	81,298
#*	Optim Corp.	1,200	3,084
#	Optimus Group Co. Ltd.	4,600	12,062
	Organo Corp.	1,800	161,948
		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	10,210	$57,662
	Oriental Shiraishi Corp.	13,900	31,827
#	Oro Co. Ltd.	700	9,693
	Osaka Organic Chemical Industry Ltd.	1,800	50,242
#*	Osaka Steel Co. Ltd.	1,500	23,406
#	OSAKA Titanium Technologies Co. Ltd.	2,800	49,056
	Osaki Electric Co. Ltd.	6,000	55,537
#	OSG Corp.	9,300	212,176
	OUG Holdings, Inc.	500	13,858
	Oyo Corp.	2,700	47,027
#	Ozu Corp.	600	6,729
#	Pacific Metals Co. Ltd.	2,400	36,789
	Pack Corp.	4,200	38,098
	PAL GROUP Holdings Co. Ltd.	9,800	92,477
	Park24 Co. Ltd.	12,800	158,428
	Parker Corp.	2,400	23,512
	Pasona Group, Inc.	2,700	26,195
#	Pegasus Co. Ltd.	2,600	8,464
	Penta-Ocean Construction Co. Ltd.	30,200	281,099
#	People Dreams & Technologies Group Co. Ltd.	900	8,827
	Persol Holdings Co. Ltd.	184,000	305,481
	PHC Holdings Corp.	5,900	40,757
#	PIA Corp.	800	14,238
#	Pickles Holdings Co. Ltd.	2,400	17,306
	Pigeon Corp.	15,000	190,118
	PILLAR Corp.	2,000	115,603
#	Pilot Corp.	11,400	129,487
	Piolax, Inc.	2,300	25,069
#*	PKSHA Technology, Inc.	1,600	28,059
#*	Plaid, Inc.	2,000	7,307
#	Plus Alpha Consulting Co. Ltd.	3,500	50,430
#	Pole To Win Holdings, Inc.	5,100	10,620
#	Port, Inc.	1,800	27,513
	PR Times Corp.	900	11,789
	Premium Group Co. Ltd.	4,800	61,569
	Premium Water Holdings, Inc.	400	9,260
	Press Kogyo Co. Ltd.	9,000	48,317

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	15,500	$68,912
	Prima Meat Packers Ltd.	3,000	46,682
	Procrea Holdings, Inc.	3,104	77,236
#	Pronexus, Inc.	2,300	17,096
#	Pro-Ship, Inc.	1,800	20,816
	PS Construction Co. Ltd.	1,110	15,705
	Punch Industry Co. Ltd.	2,600	8,145
	QB Net Holdings Co. Ltd.	1,400	11,337
#	Qol Holdings Co. Ltd.	3,800	49,853
	Quick Co. Ltd.	6,600	32,094
#	Raccoon Holdings, Inc.	2,900	11,669
	Raito Kogyo Co. Ltd.	4,700	110,732
	Raiznext Corp.	3,600	65,214
#	Rakus Co. Ltd.	18,000	121,564
#	Rasa Corp.	1,400	16,409
#	Rasa Industries Ltd.	4,000	44,784
	Relo Group, Inc.	9,600	121,122
#	Renaissance, Inc.	1,600	10,690
	Rengo Co. Ltd.	25,300	236,482
#*	RENOVA, Inc.	6,700	38,907
#*	ReproCELL, Inc.	15,800	12,499
	Resorttrust, Inc.	23,000	257,970
	Restar Corp.	2,800	71,566
#	Retail Partners Co. Ltd.	3,200	27,448
	Rheon Automatic Machinery Co. Ltd.	2,000	18,923
	Ricoh Leasing Co. Ltd.	1,500	63,047
#	Ride On Express Holdings Co. Ltd.	1,200	7,478
	Riken Keiki Co. Ltd.	3,000	64,826
	Riken Technos Corp.	5,600	77,053
	Riken Vitamin Co. Ltd.	2,200	44,290
#	Ringer Hut Co. Ltd.	1,800	26,492
	Rinnai Corp.	9,300	207,969
	Rion Co. Ltd.	1,400	28,955
	Riso Kagaku Corp.	3,700	24,217
#	Riso Kyoiku Group Corp.	5,580	7,280
#	Rix Corp.	700	15,740
#	Rock Field Co. Ltd.	1,100	9,447
	Rohto Pharmaceutical Co. Ltd.	15,900	238,122
#	Rokko Butter Co. Ltd.	1,700	11,337
	Roland Corp.	2,000	52,549
	Rorze Corp.	6,573	158,298
	Round One Corp.	16,100	122,337
	Royal Holdings Co. Ltd.	5,400	45,111
		Shares	Value»
JAPAN — (Continued)
	Ryobi Ltd.	3,200	$50,778
	RYODEN Corp.	2,300	62,631
	Ryoyo Ryosan Holdings, Inc.	2,892	52,836
	S Foods, Inc.	2,300	39,559
	S&B Foods, Inc.	2,000	82,460
#	Sac's Bar Holdings, Inc.	3,250	15,751
#	Sagami Holdings Corp.	2,500	32,521
	Sagami Rubber Industries Co. Ltd.	1,000	4,025
	Saibu Gas Holdings Co. Ltd.	2,800	41,274
	Saizeriya Co. Ltd.	2,700	133,968
	Sakai Chemical Industry Co. Ltd.	2,200	54,385
	Sakai Heavy Industries Ltd.	1,200	16,325
	Sakai Moving Service Co. Ltd.	3,400	63,405
	Sakata INX Corp.	5,200	81,111
	Sakata Seed Corp.	2,300	62,037
	Sala Corp.	7,300	52,266
#	Samco, Inc.	900	46,654
	San Holdings, Inc.	4,400	39,909
	San ju San Financial Group, Inc.	10,800	127,733
	San-A Co. Ltd.	5,000	102,354
	San-Ai Obbli Co. Ltd.	6,600	95,991
	Sangetsu Corp.	5,000	96,863
	San-In Godo Bank Ltd.	16,200	234,789
*	Sanken Electric Co. Ltd.	1,300	66,452
	Sanki Engineering Co. Ltd.	15,000	213,370
#	Sanko Gosei Ltd.	2,900	17,556
	Sankyo Co. Ltd.	17,300	200,763
	Sankyo Frontier Co. Ltd.	1,200	17,351
#	Sankyo Seiko Co. Ltd.	4,000	20,114
#	Sankyo Tateyama, Inc.	2,800	11,423
	Sankyu, Inc.	3,418	202,184
#	Sanoh Industrial Co. Ltd.	5,400	26,933
	Sansan, Inc.	6,900	87,695
	Sansei Technologies, Inc.	1,200	17,526
#	Sansha Electric Manufacturing Co. Ltd.	800	5,527
	Sanshin Electronics Co. Ltd.	2,000	36,279

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Santec Holdings Corp.	600	$62,453
	Santen Pharmaceutical Co. Ltd.	11,900	140,494
	Sanyo Chemical Industries Ltd.	1,600	48,428
	Sanyo Denki Co. Ltd.	900	30,467
#	Sanyo Electric Railway Co. Ltd.	3,300	41,490
#	Sanyo Shokai Ltd.	1,500	45,742
#	Sanyo Trading Co. Ltd.	5,200	28,125
	Sato Corp.	3,000	45,836
#	Sato Shoji Corp.	2,600	52,454
	Sawai Group Holdings Co. Ltd.	13,800	142,544
	SAXA, Inc.	1,200	15,215
#*	SBI ARUHI Corp.	1,300	6,625
#	SBI Insurance Group Co. Ltd.	1,200	15,844
	SBS Holdings, Inc.	2,300	64,093
	Scroll Corp.	4,700	50,078
	SEC Carbon Ltd.	1,000	15,277
#	Seed Co. Ltd.	1,500	5,032
	Sega Sammy Holdings, Inc.	14,100	243,579
	Segue Group Co. Ltd.	1,700	6,335
	Seika Corp.	4,800	78,105
#	Seikagaku Corp.	5,200	24,268
#	Seikitokyu Kogyo Co. Ltd.	1,400	13,172
	Seiko Group Corp.	6,100	298,248
	Seino Holdings Co. Ltd.	7,100	117,236
	Seiren Co. Ltd.	5,100	100,877
	Sekisui Jushi Corp.	3,700	68,138
	Sekisui Kasei Co. Ltd.	3,500	11,526
	SEMITEC Corp.	800	9,957
	Senko Group Holdings Co. Ltd.	12,500	172,783
	Senshu Electric Co. Ltd.	2,000	75,800
	Senshu Ikeda Holdings, Inc.	29,200	171,180
#	Septeni Holdings Co. Ltd.	8,600	27,800
#	SERAKU Co. Ltd.	1,100	9,167
	Seria Co. Ltd.	5,800	140,530
	Seven Bank Ltd.	65,200	130,161
#	Sharingtechnology, Inc.	2,400	20,139
#*	Sharp Corp.	22,900	88,464
	Shibaura Machine Co. Ltd.	2,500	64,065
	Shibaura Mechatronics Corp.	6,000	159,855
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Logistics Corp.	4,800	$54,656
	Shibuya Corp.	2,000	54,512
#*	SHIFT, Inc.	18,000	101,141
	Shiga Bank Ltd.	23,495	349,104
	Shikibo Ltd.	900	5,879
	Shikoku Bank Ltd.	5,400	111,681
	Shikoku Electric Power Co., Inc.	18,800	195,092
	Shikoku Kasei Holdings Corp.	9,200	157,432
#	Shima Seiki Manufacturing Ltd.	3,200	18,459
#	Shimadaya Corp.	900	9,346
	Shimamura Co. Ltd.	7,400	155,760
#	Shimizu Bank Ltd.	2,400	40,247
#	Shimojima Co. Ltd.	1,200	10,353
	Shin Maint Holdings Co. Ltd.	1,400	9,146
	Shin Nippon Air Technologies Co. Ltd.	2,400	48,198
	Shin Nippon Biomedical Laboratories Ltd.	2,800	22,337
	Shinagawa Refra Co. Ltd.	3,700	47,572
	Shindengen Electric Manufacturing Co. Ltd.	1,400	29,272
	Shin-Etsu Polymer Co. Ltd.	5,000	66,133
	Shinko Shoji Co. Ltd.	3,700	36,116
	Shinmaywa Industries Ltd.	7,700	94,322
	Shinnihon Corp.	3,400	44,822
#	Shinnihonseiyaku Co. Ltd.	2,200	27,883
	Shinsho Corp.	3,000	48,178
	Shinwa Co. Ltd. (3447 JP)	1,700	10,571
#	Shinwa Co. Ltd. (7607 JP)	1,500	29,746
	Ship Healthcare Holdings, Inc.	9,600	153,792
	Shizuoka Gas Co. Ltd.	5,100	40,205
	SHO-BOND Holdings Co. Ltd.	13,600	112,563
#	Shochiku Co. Ltd.	1,400	101,261
	Shoei Co. Ltd.	6,000	73,131
#	Shoei Foods Corp.	1,500	41,562
	Shofu, Inc.	3,200	42,219
	Showa Sangyo Co. Ltd.	2,000	44,450
	Sigma Koki Co. Ltd.	700	8,180

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SIGMAXYZ Holdings, Inc.	6,800	$25,539
	Siix Corp.	3,600	31,348
*	Simplex Holdings, Inc.	11,600	82,963
#	Sinanen Holdings Co. Ltd.	1,000	41,470
	Sinfonia Technology Co. Ltd.	3,299	268,412
	Sinko Industries Ltd.	7,200	55,099
	Sintokogio Ltd.	5,338	38,260
	SK Kaken Co. Ltd.	200	10,998
	SK-Electronics Co. Ltd.	1,300	27,979
	SKY Perfect JSAT Corp.	700	9,118
#	Skylark Holdings Co. Ltd.	13,300	262,094
#	Smaregi, Inc.	600	12,018
#	SMK Corp.	500	9,532
	SMS Co. Ltd.	7,700	106,911
#	Socionext, Inc.	18,453	216,657
#	Soda Nikka Co. Ltd.	3,100	23,351
	Sodick Co. Ltd.	5,800	59,909
	Softcreate Holdings Corp.	1,800	23,479
	Software Service, Inc.	400	27,515
	Soken Chemical & Engineering Co. Ltd.	1,600	30,952
	Soliton Systems KK	1,500	18,178
	Sotetsu Holdings, Inc.	9,700	160,273
#	Space Co. Ltd.	4,280	38,792
	Sparx Group Co. Ltd.	2,360	33,238
	SPK Corp.	2,000	17,357
#	S-Pool, Inc.	900	1,528
	Sprix, Inc.	1,600	11,047
	SRA Holdings	1,000	29,149
#	SRE Holdings Corp.	1,600	27,403
#	SRS Holdings Co. Ltd.	2,500	22,477
#	ST Corp.	2,100	19,934
	St. Marc Holdings Co. Ltd.	1,700	27,396
	Stanley Electric Co. Ltd.	11,300	246,235
	Star Mica Holdings Co. Ltd.	3,600	34,269
	Starts Corp., Inc.	5,300	157,159
	Starzen Co. Ltd.	6,000	50,614
	Stella Chemifa Corp.	1,500	47,795
#	Step Co. Ltd.	1,500	21,171
	Strike Group Co. Ltd.	5,400	44,772
#	Studio Alice Co. Ltd.	1,100	13,684
#	Subaru Enterprise Co. Ltd.	1,000	22,866
	Sugi Holdings Co. Ltd.	10,100	178,993
		Shares	Value»
JAPAN — (Continued)
#	Sugimoto & Co. Ltd.	3,000	$24,326
	Sumida Corp.	3,300	26,367
#	Suminoe Co. Ltd.	1,800	13,140
	Sumitomo Heavy Industries Ltd.	5,100	164,867
	Sumitomo Osaka Cement Co. Ltd.	4,000	135,223
	Sumitomo Rubber Industries Ltd.	22,100	312,687
	Sumitomo Seika Chemicals Co. Ltd.	4,500	34,353
	Sumitomo Warehouse Co. Ltd.	7,300	185,709
	Sun Frontier Fudousan Co. Ltd.	2,100	32,944
#	Suncall Corp.	1,500	11,746
	Sundrug Co. Ltd.	6,700	159,261
	Sun-Wa Technos Corp.	1,500	33,581
	Suruga Bank Ltd.	19,600	317,411
	Suzuden Corp.	300	4,637
	Suzuken Co. Ltd.	6,700	213,750
	Suzuki Co. Ltd.	1,400	25,991
	SWCC Corp.	4,000	275,729
	System Research Co. Ltd.	1,200	13,763
	System Support Holdings, Inc.	2,000	14,001
	Systena Corp.	34,600	91,141
#	Syuppin Co. Ltd.	4,900	41,219
	T Hasegawa Co. Ltd.	3,100	62,946
	T RAD Co. Ltd.	9,000	82,909
	Tachibana Eletech Co. Ltd.	2,500	53,731
	Tachikawa Corp.	2,700	44,531
	Tachi-S Co. Ltd.	4,300	60,596
	Tadano Ltd.	13,200	109,697
	Taihei Dengyo Kaisha Ltd.	6,000	90,026
	Taiheiyo Cement Corp.	17,900	453,276
	Taiho Kogyo Co. Ltd.	1,900	13,002
	Taikisha Ltd.	1,800	47,169
	Taiko Bank Ltd.	1,100	17,744
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	800	12,691
	Taiyo Holdings Co. Ltd.	7,000	206,484
	Taiyo Yuden Co. Ltd.	6,000	371,047
	Takamatsu Construction Group Co. Ltd.	2,100	48,937
#	Takamiya Co. Ltd.	1,700	4,472
	Takaoka Toko Co. Ltd.	1,200	51,362
	Takara & Co. Ltd.	1,500	39,963
	Takara Holdings, Inc.	4,800	62,620

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara Standard Co. Ltd.	4,000	$75,329
	Takasago International Corp.	8,800	66,318
	Takasago Thermal Engineering Co. Ltd.	5,900	156,245
	Takashimaya Co. Ltd.	18,423	263,373
#	Takasho Co. Ltd.	1,700	4,174
	Takatori Corp.	400	3,766
	Take & Give Needs Co. Ltd.	1,300	5,530
#	TAKEBISHI Corp.	1,400	21,300
	Takeuchi Manufacturing Co. Ltd.	3,400	157,441
#	Taki Chemical Co. Ltd.	500	15,521
#	Tama Home Co. Ltd.	1,900	36,230
	Tamron Co. Ltd.	16,000	143,724
	Tamura Corp.	11,000	54,649
#	Tanseisha Co. Ltd.	5,900	51,383
	Taoka Chemical Co. Ltd.	1,000	4,670
	TASUKI Holdings, Inc.	2,000	13,810
	Tayca Corp.	1,900	26,254
#	Tazmo Co. Ltd.	1,200	29,287
#	Tbk Co. Ltd.	2,800	5,828
#	TDC Soft, Inc.	5,200	34,593
	TechMatrix Corp.	5,200	67,031
#	Techno Medica Co. Ltd.	700	8,762
	Techno Ryowa Ltd.	1,500	52,277
	Techno Smart Corp.	700	8,162
	Teijin Ltd.	21,600	220,137
#	Teikoku Corp.	2,300	48,150
#	Teikoku Sen-I Co. Ltd.	2,900	61,957
#	Teikoku Tsushin Kogyo Co. Ltd.	800	13,801
#	Tekken Corp.	1,100	30,105
	Tenpos Holdings Co. Ltd.	700	16,795
#	Tera Probe, Inc.	500	31,080
	Terasaki Electric Co. Ltd.	700	17,627
	TESEC Corp.	700	13,579
#	Tess Holdings Co. Ltd.	6,500	27,106
#	Tigers Polymer Corp.	1,400	8,727
	TKC Corp.	3,400	82,512
#*	TKP Corp.	1,600	19,265
	Toa Corp. (1885 JP)	8,400	105,376
	Toa Corp. (6809 JP)	2,600	26,387
	TOA ROAD Corp.	1,400	14,243
	Toagosei Co. Ltd.	10,400	116,258
		Shares	Value»
JAPAN — (Continued)
	TOBISHIMA HOLDINGS, Inc.	3,420	$44,137
	Tobu Railway Co. Ltd.	15,800	306,481
#	TOC Co. Ltd.	6,100	35,149
	Tocalo Co. Ltd.	8,200	147,076
	Tochigi Bank Ltd.	12,300	72,290
	Toda Corp.	25,600	237,656
*	Toda Kogyo Corp.	200	1,739
	Toei Animation Co. Ltd.	8,400	155,552
#	Toei Co. Ltd.	2,800	106,450
	Toenec Corp.	7,000	89,148
	Toho Bank Ltd.	24,400	130,228
#	Toho Co. Ltd. (8142 JP)	2,700	22,892
	Toho Gas Co. Ltd.	22,400	162,231
#	Toho Holdings Co. Ltd.	5,700	143,744
#*	Toho Zinc Co. Ltd.	2,700	14,699
	Tohoku Bank Ltd.	800	7,229
	Tohoku Electric Power Co., Inc.	39,200	288,052
#	Tohokushinsha Film Corp.	5,400	16,840
	Tokai Carbon Co. Ltd.	25,500	243,192
	Tokai Corp.	2,500	38,260
	TOKAI Holdings Corp.	10,700	77,882
	Tokai Rika Co. Ltd.	6,900	136,065
	Tokai Tokyo Financial Holdings, Inc.	25,100	125,357
	Token Corp.	680	56,991
#	Tokushu Tokai Paper Co. Ltd.	2,754	35,940
	Tokuyama Corp.	6,900	161,850
	Tokyo Base Co. Ltd.	2,400	5,748
	Tokyo Electron Device Ltd.	2,400	59,439
	Tokyo Energy & Systems, Inc.	2,200	27,253
#	Tokyo Keiki, Inc.	500	21,168
	Tokyo Kiraboshi Financial Group, Inc.	24,192	254,336
	Tokyo Rope Manufacturing Co. Ltd.	600	7,297
	Tokyo Sangyo Co. Ltd.	2,700	13,972
	Tokyo Seimitsu Co. Ltd.	552	57,479
	Tokyo Steel Manufacturing Co. Ltd.	6,600	73,243
	Tokyo Tatemono Co. Ltd.	6,500	137,158
#	Tokyo Tekko Co. Ltd.	4,500	54,085

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tokyo Theatres Co., Inc.	600	$6,156
	Tokyotokeiba Co. Ltd.	1,800	56,723
	Tokyu Construction Co. Ltd.	10,400	75,529
	Toli Corp.	6,000	25,021
	Tomato Bank Ltd.	900	9,203
	Tomoe Corp.	3,500	40,029
	Tomoe Engineering Co. Ltd.	3,000	36,264
	Tomoku Co. Ltd.	1,500	42,275
	TOMONY Holdings, Inc.	25,600	158,549
	Tomy Co. Ltd.	9,517	216,492
	Topre Corp.	4,300	75,324
	Topy Industries Ltd.	1,600	29,299
#	Torex Semiconductor Ltd.	1,100	12,128
#	Toridoll Holdings Corp.	4,600	125,655
#	Torigoe Co. Ltd.	2,500	16,939
	Torishima Pump Manufacturing Co. Ltd.	1,600	27,484
	Tosei Corp.	8,400	95,309
	Toshiba TEC Corp.	4,500	88,305
	Tosho Co. Ltd.	2,800	13,426
	Totech Corp.	3,600	86,771
	Totetsu Kogyo Co. Ltd.	3,100	80,765
#	Tottori Bank Ltd.	600	6,577
	Toumei Co. Ltd.	1,600	7,615
#	Tow Co. Ltd.	4,500	9,471
	Towa Bank Ltd.	7,700	63,328
	Towa Pharmaceutical Co. Ltd.	3,000	75,041
#	Toyo Denki Seizo KK	1,000	14,677
	Toyo Gosei Co. Ltd.	600	47,565
	Toyo Kanetsu KK	2,400	36,499
	Toyo Seikan Group Holdings Ltd.	3,800	96,554
#	Toyo Tanso Co. Ltd.	1,200	48,698
	Toyo Tire Corp.	10,400	275,854
	Toyobo Co. Ltd.	14,100	132,637
	Toyoda Gosei Co. Ltd.	8,300	286,545
	Toyota Boshoku Corp.	9,481	132,295
	TPR Co. Ltd.	6,600	61,303
#	Transaction Co. Ltd.	4,800	36,061
	Transcosmos, Inc.	3,300	78,496
	TRE Holdings Corp.	6,356	79,955
#	Treasure Factory Co. Ltd.	1,400	18,292
#	Tri Chemical Laboratories, Inc.	3,600	72,032
	Trusco Nakayama Corp.	5,200	78,407
		Shares	Value»
JAPAN — (Continued)
	TS Tech Co. Ltd.	11,800	$135,356
	TSI Holdings Co. Ltd.	5,925	45,669
#*	Tsubaki Nakashima Co. Ltd.	9,000	20,057
	Tsubakimoto Chain Co.	11,085	177,858
	Tsubakimoto Kogyo Co. Ltd.	1,200	21,498
#	Tsuburaya Fields Holdings, Inc.	4,100	61,998
	Tsugami Corp.	5,000	183,482
	Tsukada Global Holdings, Inc.	1,900	7,206
	Tsukishima Holdings Co. Ltd.	2,800	47,697
	Tsukuba Bank Ltd.	5,500	21,090
	Tsumura & Co.	7,800	186,663
	Tsurumi Manufacturing Co. Ltd.	4,000	55,227
	Tsutsumi Jewelry Co. Ltd.	800	12,751
	TV Asahi Holdings Corp.	3,400	66,651
	Tv Tokyo Holdings Corp.	1,500	32,377
	UACJ Corp.	16,812	245,394
	UBE Corp.	12,100	239,617
#	Ubicom Holdings, Inc.	800	5,012
	Uchida Yoko Co. Ltd.	6,000	80,430
	ULS Group, Inc.	3,000	10,597
	Ultrafabrics Holdings Co. Ltd.	600	2,645
	Umios Corp.	17,556	143,863
#	U-Next Holdings Co. Ltd.	10,900	117,018
	Union Tool Co.	600	57,090
	Unipres Corp.	5,500	45,724
#	UNISOL Holdings Corp.	2,300	41,283
	United Arrows Ltd.	2,700	41,140
#	United Super Markets Holdings, Inc.	9,321	48,090
#	UNITED, Inc.	2,400	7,825
#*	Universal Entertainment Corp.	3,800	15,871
#	Urbanet Corp. Co. Ltd.	4,100	12,893
#	User Local, Inc.	600	6,816
	Ushio, Inc.	1,300	30,169
	UT Group Co. Ltd.	64,500	74,282
	Valor Holdings Co. Ltd.	4,800	97,974
	Valqua Ltd.	2,100	83,954
#	Value HR Co. Ltd.	1,400	13,309
#	ValueCommerce Co. Ltd.	2,300	6,830
	Vector, Inc.	3,300	36,675

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Vertex Corp.	3,600	$29,603
	Vision, Inc.	5,000	32,351
*	Visional, Inc.	2,500	137,751
	Vital KSK Holdings, Inc.	5,900	61,813
	VT Holdings Co. Ltd.	7,400	22,817
	Wacoal Holdings Corp.	4,100	113,058
	Wacom Co. Ltd.	10,100	48,718
	Wakachiku Construction Co. Ltd.	1,700	38,210
	Wakita & Co. Ltd.	3,700	44,455
	Warabeya Nichiyo Holdings Co. Ltd.	1,500	26,156
#	Washington Hotel Corp.	1,800	24,138
#	Watahan & Co. Ltd.	2,000	16,458
#	WATAMI Co. Ltd.	1,100	6,507
#	WDB Holdings Co. Ltd.	1,100	12,522
	WDI Corp.	600	11,299
	Weathernews, Inc.	2,800	35,448
	Wellneo Sugar Co. Ltd.	2,100	36,395
#	Wellnet Corp.	2,300	9,275
#	West Holdings Corp.	3,408	53,536
#	Will Group, Inc.	1,500	10,190
#*	WingArc1st, Inc.	2,600	52,183
#	Wood One Co. Ltd.	600	3,370
	Workman Co. Ltd.	2,100	77,023
	World Co. Ltd.	5,600	56,323
	World Holdings Co. Ltd.	1,000	16,585
	Wowow, Inc.	800	5,074
#*	W-Scope Corp.	7,000	6,322
	Xebio Holdings Co. Ltd.	4,700	32,347
	Yahagi Construction Co. Ltd.	4,200	49,952
#	YAKUODO Holdings Co. Ltd.	3,000	32,434
	YAMABIKO Corp.	3,960	95,343
	YAMADA Consulting Group Co. Ltd.	1,900	20,165
	Yamada Holdings Co. Ltd.	40,300	180,007
	Yamae Group Holdings Co. Ltd.	1,700	29,870
	Yamagata Bank Ltd.	3,600	83,385
	Yamaguchi Financial Group, Inc.	10,106	186,872
	Yamaha Corp.	34,000	263,555
	Yamaichi Electronics Co. Ltd.	3,100	160,933
#	Yamami Co.	500	15,580
	Yamanashi Chuo Bank Ltd.	3,900	155,247
		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	2,000	$26,401
#	Yamato Corp.	1,400	17,452
	Yamato Holdings Co. Ltd.	9,800	127,176
#	Yamaura Corp.	1,300	12,187
#	Yamaya Corp.	1,000	13,065
	Yamazaki Baking Co. Ltd.	7,700	162,722
	Yamazen Corp.	6,600	73,117
#	Yashima Denki Co. Ltd.	2,600	48,787
#	Yasuda Logistics Corp.	2,000	31,724
	Yellow Hat Ltd.	9,000	101,909
	Yodoko Ltd.	12,000	103,924
	Yokogawa Bridge Holdings Corp.	4,000	74,007
	Yokorei Co. Ltd.	6,700	89,161
	Yokowo Co. Ltd.	400	9,849
	Yondenko Corp.	2,520	31,572
	Yondoshi Holdings, Inc.	2,300	29,860
#	Yonex Co. Ltd.	7,400	120,411
#	Yorozu Corp.	2,000	11,181
#*	Yoshimura Food Holdings KK	1,500	5,786
#	Yoshinoya Holdings Co. Ltd.	8,200	198,013
#	Yossix Holdings Co. Ltd.	1,200	24,427
	Yotai Refractories Co. Ltd.	200	2,197
	Yuasa Co. Ltd.	2,000	72,546
#	Yukiguni Factory Co. Ltd.	2,100	15,376
	Yurtec Corp.	5,300	78,938
	Yushin Co.	1,200	5,006
#	Yushiro, Inc.	1,000	17,890
	Zacros Corp.	5,600	47,073
#	Zenitaka Corp.	400	20,907
	Zenkoku Hosho Co. Ltd.	11,376	223,437
	Zenrin Co. Ltd.	3,800	21,594
	Zeon Corp.	17,500	245,411
	ZERIA Pharmaceutical Co. Ltd.	3,400	44,545
#	ZIGExN Co. Ltd.	10,600	27,923
#	Zojirushi Corp.	5,000	45,146
#	Zuiko Corp.	2,800	16,084
	Zuken, Inc.	1,400	42,467
TOTAL JAPAN			100,479,041
NETHERLANDS — (2.4%)
	Aalberts NV	11,759	582,378
	Acomo NV	2,505	68,733
	Aegon Ltd. (AEG US)	70,263	663,283
	Aegon Ltd. (AGN NA)	22,926	217,875
	Akzo Nobel NV	16,204	1,134,979

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*Ω	Alfen NV	727	$10,417
	Allfunds Group PLC	17,362	177,247
	AMG Critical Materials NV	6,469	221,443
	Aperam SA	7,884	416,455
	Arcadis NV	9,292	437,297
*Ω	Basic-Fit NV	7,558	302,384
#	Brunel International NV	2,645	22,871
	Corbion NV	9,429	206,061
Ω	CTP NV	10,590	191,357
*	Flow Traders Ltd.	5,117	156,139
	ForFarmers NV	4,983	33,796
	Fugro NV	13,773	134,636
	Havas NV	7,342	157,213
	IMCD NV	5,378	589,192
	Kendrion NV	2,485	54,777
	Koninklijke BAM Groep NV	57,099	765,731
	Koninklijke Heijmans NV	4,069	440,178
	Koninklijke Vopak NV	9,579	542,264
#*	Magnum Ice Cream Co. NV MICC NA	28,670	535,782
*	Magnum Ice Cream Co. NV MICC US	2,199	40,923
	Nedap NV	608	67,512
#*	Pharming Group NV	129,636	131,565
#	PostNL NV	61,813	64,142
	Randstad NV	10,585	447,490
	SBM Offshore NV	31,304	1,169,076
Ω	Signify NV	14,744	252,013
#	Sligro Food Group NV	3,086	37,537
	TKH Group NV	5,041	248,551
*	TomTom NV	7,180	32,054
	Van Lanschot Kempen NV	5,344	401,603
TOTAL NETHERLANDS			10,954,954
NEW ZEALAND — (0.3%)
#	Air New Zealand Ltd.	154,777	37,720
#	Briscoe Group Ltd.	4,326	11,732
	Channel Infrastructure NZ Ltd.	57,097	114,770
	Delegat Group Ltd.	3,242	8,072
*	Fletcher Building Ltd. (FBU NZ)	45,561	97,697
	Freightways Group Ltd.	12,736	103,788
	Genesis Energy Ltd.	60,554	91,168
#*	Gentrack Group Ltd.	9,860	20,942
	Hallenstein Glasson Holdings Ltd.	5,327	33,420
#	Heartland Group Holdings Ltd.	158,796	115,980
		Shares	Value»
NEW ZEALAND — (Continued)
	Investore Property Ltd.	33,140	$20,771
*	KMD Brands Ltd.	5,793	6,158
#	NZME Ltd. (NZM AU)	14,069	8,761
	NZX Ltd.	26,482	23,232
*	Oceania Healthcare Ltd.	112,685	50,069
#*	Pacific Edge Ltd.	48,944	7,771
	PGG Wrightson Ltd.	1,057	1,375
*	Ryman Healthcare Ltd.	69,490	87,700
	Sanford Ltd.	8,585	34,104
	Scales Corp. Ltd.	14,885	56,938
*	Serko Ltd.	3,777	3,283
	Skellerup Holdings Ltd.	13,671	55,971
	SKY Network Television Ltd.	12,046	23,056
#*	SKYCITY Entertainment Group Ltd.	92,691	33,794
*	Steel & Tube Holdings Ltd.	30,888	6,377
	Summerset Group Holdings Ltd.	23,071	113,141
#	Tourism Holdings Ltd.	14,242	23,986
	TOWER Ltd.	61,983	68,025
	Turners Automotive Group Ltd.	5,328	25,553
#*	Vista Group International Ltd.	35,213	51,070
#*	Warehouse Group Ltd.	13,502	4,612
TOTAL NEW ZEALAND			1,341,036
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	48,103	36,562
	Akastor ASA	20,811	28,634
*	Aker BioMarine ASA	2,603	30,270
	Aker Solutions ASA	23,910	106,442
	Archer Ltd.	5,376	14,102
*	ArcticZymes Technologies ASA	4,800	10,002
	Atea ASA	9,153	166,089
	Austevoll Seafood ASA	7,569	67,979
*	Axactor ASA	34,580	17,775
	B2 Impact ASA	33,700	86,530
	Bluenord ASA	2,084	113,633
	Bonheur ASA	2,161	51,340
	Borregaard ASA	5,026	83,763
	Bouvet ASA	8,363	39,983
*	BW Energy Ltd.	4,501	24,725
	BW Offshore Ltd.	16,561	81,603
*	Cloudberry Clean Energy ASA	22,324	30,431

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	DNO ASA	55,702	$99,055
*Ω	Elkem ASA	35,930	117,983
Ω	Elmera Group ASA	17,422	83,743
	Elopak ASA	20,567	78,979
	Endur ASA	1,461	17,795
Ω	Entra ASA	1,800	20,113
Ω	Europris ASA	16,921	152,445
	FLEX LNG Ltd. (FLNG US)	2,226	69,473
#	Grieg Seafood ASA	5,477	17,472
	Himalaya Shipping Ltd. HSHP NO	1,546	24,409
	Himalaya Shipping Ltd. HSHP US	1,040	16,338
Ω	Kid ASA	3,899	53,647
	Kitron ASA	22,059	201,797
Ω	Klaveness Combination Carriers ASA	3,243	34,394
*	Kongsberg Automotive ASA	96,264	22,037
#*	LINK Mobility Group Holding ASA	33,260	90,039
	Medistim ASA	1,791	42,912
	Moreld AS	5,128	10,744
	MPC Container Ships ASA	44,680	114,845
Ω	Multiconsult ASA	2,262	36,137
*	Napatech AS	5,635	22,969
#*	NEL ASA	47,009	10,701
	Norbit ASA	5,449	101,111
*	Nordic Mining ASA	10,260	6,937
*Ω	Norske Skog ASA	7,831	33,301
*	Northern Ocean Ltd.	15,527	12,325
	Norwegian Air Shuttle ASA	69,005	95,226
*	NRC Group ASA	4,746	3,892
	Odfjell Drilling Ltd.	1,435	13,822
	Odfjell SE, Class A	2,813	33,953
	Odfjell Technology Ltd.	1,620	9,954
*	OKEA ASA	6,591	23,931
Ω	Okeanis Eco Tankers Corp. ECO US	1,115	67,268
Ω	Okeanis Eco Tankers Corp. OET NO	2,062	125,308
*	Otello Corp. ASA	4,092	7,798
	Panoro Energy ASA	13,679	40,534
	Paratus Energy Services Ltd.	10,909	55,109
	Pareto Bank ASA	7,097	45,972
	Pexip Holding ASA	6,590	56,108
*	PhotoCure ASA	3,580	20,091
	Rogaland Sparebank	1,135	17,988
	SATS ASA	23,780	105,043
*Ω	Scatec ASA	13,436	129,927
	Sea1 offshore, Inc.	8,468	24,058
		Shares	Value»
NORWAY — (Continued)
#	SED Energy Holdings PLC	13,811	$11,583
	Selvaag Bolig ASA	5,226	18,447
	Solstad Maritime ASA	10,185	30,279
	Solstad Offshore ASA	4,068	29,239
	Sparebanken More	4,795	56,373
#*	Thor Medical ASA	28,687	17,561
*	Zaptec ASA	12,123	58,083
TOTAL NORWAY			3,579,111
PORTUGAL — (0.3%)
#	Altri SGPS SA	8,639	47,209
#	Corticeira Amorim SGPS SA	8,156	62,254
	CTT-Correios de Portugal SA	6,185	43,989
#	Ibersol SGPS SA	3,299	36,420
#	Jeronimo Martins SGPS SA	21,641	434,008
#	Mota-Engil SGPS SA	8,108	43,332
#	Navigator Co. SA	26,104	98,123
	NOS SGPS SA	15,565	86,635
	REN - Redes Energeticas Nacionais SGPS SA	44,759	178,179
	Semapa-Sociedade de Investimento e Gestao	1,966	45,637
	Sonae SGPS SA	194,693	457,327
TOTAL PORTUGAL			1,533,113
SINGAPORE — (1.1%)
	AEM Holdings Ltd.	29,282	188,370
	Aztech Global Ltd.	18,500	9,650
	Boustead Singapore Ltd.	43,835	67,680
	BRC Asia Ltd.	2,900	9,628
	Bukit Sembawang Estates Ltd.	15,900	61,061
	Capitaland India Trust	99,814	82,466
	Centurion Accommodation REIT	3,840	3,381
	Centurion Corp. Ltd.	38,400	46,700
	China Aviation Oil Singapore Corp. Ltd.	27,800	37,690
	China Sunsine Chemical Holdings Ltd.	43,800	23,045
	Chuan Hup Holdings Ltd.	87,000	17,657
	City Developments Ltd.	42,000	256,869

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp. Ltd.	217,700	$227,553
	COSCO Shipping International Singapore Co. Ltd.	175,500	16,268
	CSE Global Ltd.	45,378	42,405
*	Del Monte Pacific Ltd.	39,100	2,166
	Delfi Ltd.	32,000	21,843
	DFI Retail Group Holdings Ltd.	28,100	111,100
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	9,537
	First Resources Ltd.	60,300	159,332
	Food Empire Holdings Ltd.	31,800	60,273
	Fraser & Neave Ltd.	24,800	28,052
	Frasers Property Ltd.	48,500	39,311
	Frencken Group Ltd.	23,200	44,698
*	Fu Yu Corp. Ltd.	62,300	4,613
	Genting Singapore Ltd.	68,300	33,805
	Geo Energy Resources Ltd.	128,100	49,414
	Golden Agri-Resources Ltd.	742,400	164,940
	GuocoLand Ltd.	41,300	73,397
	Haw Par Corp. Ltd.	15,500	194,472
	Ho Bee Land Ltd.	24,900	39,758
	Hong Fok Corp. Ltd.	54,120	37,101
	Hong Leong Asia Ltd.	16,000	35,795
	Hong Leong Finance Ltd.	28,500	55,525
	Hotel Grand Central Ltd.	44,475	24,768
	Hour Glass Ltd.	15,200	32,655
	Hutchison Port Holdings Trust	544,100	105,078
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	14,800	104,876
	Indofood Agri Resources Ltd.	28,000	7,756
	Keppel Infrastructure Trust	391,285	166,172
	LHN Ltd.	29,700	12,851
	Marco Polo Marine Ltd.	259,800	26,925
	Mermaid Maritime PCL	120,300	9,676
	Metro Holdings Ltd.	51,300	18,422
	Micro-Mechanics Holdings Ltd.	5,200	10,865
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	19,033
	Netlink NBN Trust	252,800	198,921
*	Oceanus Group Ltd.	837,300	1,948
		Shares	Value»
SINGAPORE — (Continued)
	Oiltek International Ltd.	13,400	$15,661
	Olam Group Ltd.	122,000	133,152
	OUE Ltd.	32,900	25,674
*	Oxley Holdings Ltd.	85,599	4,802
	Pan-United Corp. Ltd.	11,800	14,801
	Propnex Ltd.	24,200	34,894
	Q&M Dental Group Singapore Ltd.	29,700	12,859
	QAF Ltd.	16,600	12,679
	Raffles Medical Group Ltd.	85,287	58,544
	Riverstone Holdings Ltd.	74,600	48,872
	Samudera Shipping Line Ltd.	24,600	18,035
	SATS Ltd.	73,100	269,513
	SBS Transit Ltd.	8,500	23,801
	Seatrium Ltd.	163,900	274,580
	Sheng Siong Group Ltd.	66,800	173,853
	SIA Engineering Co. Ltd.	22,600	54,647
	Singapore Land Group Ltd.	16,800	43,239
	Singapore Post Ltd.	205,300	54,421
	Stamford Land Corp. Ltd.	40,485	15,159
	StarHub Ltd.	68,000	58,279
	Straits Trading Co. Ltd.	17,719	22,074
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	14,325
	Tiong Woon Corp. Holding Ltd.	4,400	3,567
	Tuan Sing Holdings Ltd.	54,437	12,940
	UMS Integration Ltd.	55,327	98,240
	UOB-Kay Hian Holdings Ltd.	50,000	160,019
	UOL Group Ltd.	26,200	202,168
	Valuetronics Holdings Ltd.	29,800	24,870
	Venture Corp. Ltd.	23,600	294,051
	Vicom Ltd.	8,800	12,430
	Wee Hur Holdings Ltd.	33,500	17,758
	Wing Tai Holdings Ltd.	50,670	61,946
	Yeo Hiap Seng Ltd.	2,538	1,147
TOTAL SINGAPORE			5,268,501
SPAIN — (2.0%)
	Acciona SA	1,531	421,094
	Acerinox SA	21,855	440,060
	Alantra Partners SA	1,415	16,651

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Almirall SA	10,393	$133,399
#*	Amper SA	11,546	63,152
#	Atresmedia Corp. de Medios de Comunicacion SA	14,163	84,943
	Audax Renovables SA	22,690	31,443
	Azkoyen SA	2,184	26,689
	Bankinter SA	18,619	342,495
	CIE Automotive SA	7,760	236,985
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	160,140
	Corp. ACCIONA Energias Renovables SA	3,046	76,258
*	Distribuidora Internacional de Alimentacion SA	2,246	102,886
	Ebro Foods SA	6,906	145,844
*	eDreams ODIGEO SA	6,147	38,728
	Elecnor SA	5,450	215,520
	Enagas SA	26,312	512,889
#*	Ence Energia y Celulosa SA	17,134	50,879
	Faes Farma SA	40,443	212,378
	Fluidra SA	9,216	204,930
Ω	Gestamp Automocion SA	18,058	60,953
Ω	Global Dominion Access SA	12,210	39,863
*	Grenergy Renovables SA	2,594	275,235
	Grifols SA	25,511	293,192
	Grupo Empresarial San Jose SA	2,273	21,829
	Iberpapel Gestion SA (IBG SM)	982	21,025
#	Indra Sistemas SA	15,608	1,026,172
*	Inmocemento SA	2,187	9,557
#	Laboratorio Reig Jofre SA	1,804	5,537
	Laboratorios Farmaceuticos Rovi SA	2,348	158,527
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	75,075
	Logista Integral SA	7,624	325,252
	Mapfre SA	32,242	164,867
	Melia Hotels International SA	13,608	162,353
	Miquel y Costas & Miquel SA	3,439	53,537
Ω	Neinor Homes SA	4,984	91,274
		Shares	Value»
SPAIN — (Continued)
*	Nueva Expresion Textil SA	22,292	$27,293
*	Obrascon Huarte Lain SA	34,077	17,005
	Pharma Mar SA	2,005	182,839
	Prim SA	846	13,037
*	Promotora de Informaciones SA, Class A	2,141	7,497
Ω	Prosegur Cash SA	36,795	28,372
*	Realia Business SA	40,885	48,023
#	Redeia Corp. SA	33,068	583,221
	Sacyr SA	58,620	318,664
*	Solaria Energia y Medio Ambiente SA	15,231	294,739
*††	Soltec Power Holdings SA	2,859	2,776
*Ω	Talgo SA	10,483	33,004
*	Tecnicas Reunidas SA	6,694	217,949
	Tubacex SA	13,873	48,685
Ω	Unicaja Banco SA	190,239	731,514
	Vidrala SA	2,830	286,203
	Viscofan SA	3,476	230,321
*	Vocento SA	10,365	9,900
TOTAL SPAIN			9,382,653
SWEDEN — (2.7%)
Ω	AcadeMedia AB	12,500	131,185
#	AddLife AB, Class B	14,907	253,395
	Addnode Group AB	14,839	59,780
	AFRY AB	13,027	140,818
Ω	Alimak Group AB	9,300	124,883
	Alleima AB	20,812	247,343
	Alligo AB, Class B	3,336	48,469
	Altra Fastigheter AB	24,501	200,597
Ω	Ambea AB	15,686	237,767
*	Annehem Fastigheter AB, Class B	4,374	7,382
#	Apotea AB	4,916	37,889
	AQ Group AB	8,425	181,527
	Arjo AB, Class B	28,363	80,677
	Atrium Ljungberg AB, Class B	8,226	22,980
Ω	Attendo AB	23,905	274,951
	Avarda Bank AB	4,624	91,435
	Beijer Alma AB	5,922	185,368
	Bergman & Beving AB	4,898	141,086
	Betsson AB, Class B	10,783	104,221
#*	Better Collective AS	3,617	46,014
*	BHG Group AB	27,966	56,764
	Bilia AB, Class A	9,569	155,018
	Billerud AB	21,749	173,421
	BioGaia AB, Class B	6,605	80,228
*	BioInvent International AB	1,247	3,002

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Bonava AB, Class B	29,853	$31,530
*Ω	BoneSupport Holding AB	3,028	70,117
*Ω	Boozt AB	5,306	93,142
Ω	Bravida Holding AB	15,852	218,422
	BTS Group AB, Class B	760	15,034
	Bufab AB	16,645	235,147
*	Bulten AB	1,365	8,154
	Bure Equity AB	3,785	103,599
	Byggmax Group AB	8,034	43,602
*	Carasent AB	9,051	23,421
	Catella AB	6,126	12,906
*	Cavotec Group AB	3,590	4,733
	Cellavision AB	2,319	35,740
#	Cibus Real Estate AB publ	6,346	95,752
	Clas Ohlson AB, Class B	4,299	189,407
	Cloetta AB, Class B	39,934	239,802
Ω	Coor Service Management Holding AB	15,523	77,176
#	Corem Property Group AB (COREB SS), Class B	40,500	10,774
	Corem Property Group AB (CORED SS), Class D	1,514	36,446
	Dios Fastigheter AB	16,804	116,139
*Ω	Dometic Group AB	31,073	77,621
	Duni AB	1,739	14,418
*Ω	Dustin Group AB	107,256	20,415
#	Dynavox Group AB	13,348	100,686
	Eastnine AB	12,380	60,928
	Elanders AB, Class B	2,467	13,221
*	Electrolux AB, Class B	49,509	144,954
	Electrolux Professional AB, Class B	22,887	114,098
	Elekta AB, Class B	30,329	154,296
*	Eltel AB	2,122	2,965
#*	Embracer Group AB	11,328	80,319
*	Enad Global 7 AB	6,943	14,864
*	Enea AB	2,398	14,863
	Engcon AB	5,844	40,385
	Eolus AB, Class B	1,951	7,443
	Ependion AB	3,083	50,408
	Ework Group AB	1,919	11,966
	Fabege AB	9,156	71,808
	Fagerhult Group AB	16,398	29,998
*	Fasadgruppen Group AB FG SS	1,647	3,676
	Fastighets AB Trianon	3,524	6,769
*	Fastighetsbolaget Emilshus AB, Class B	2,696	14,739
		Shares	Value»
SWEDEN — (Continued)
#	FastPartner AB (FPARA SS), Class A	7,836	$35,088
	Fenix Outdoor International AG	523	20,124
	FM Mattsson AB	1,387	12,287
	G5 Entertainment AB	858	5,976
*	GARO AB	263	313
	Granges AB	13,482	253,907
*Ω	Green Landscaping Group AB	965	2,608
	Hanza AB	9,186	129,629
	Heba Fastighets AB, Class B	11,429	29,387
	Hemnet Group AB	5,391	47,596
*	Hexatronic Group AB	7,246	28,864
	Hexpol AB	25,612	238,396
	HMS Networks AB	1,198	62,049
Ω	Hoist Finance AB	10,460	237,205
#	Hufvudstaden AB, Class A	4,842	61,659
	Humana AB	7,849	52,025
*	Humble Group AB	45,866	27,417
	Husqvarna AB (HUSQB SS), Class B	34,938	142,819
	Instalco AB	31,003	121,877
*	International Petroleum Corp. (IPCO CN)	614	13,850
*	International Petroleum Corp. (IPCO SS)	9,035	206,272
*	Intrum AB	291,194	98,012
#	INVISIO AB	3,226	70,486
	Inwido AB	7,662	138,179
#	JM AB	8,467	109,563
	John Mattson Fastighetsforetagen AB	2,266	14,218
	Kabe Group AB, Class B	409	8,073
*	Karnell Group AB	438	4,123
*	Karnov Group AB	5,207	38,384
*	K-fast Holding AB	9,722	12,114
	Klarabo Sverige AB, Class B	14,295	21,705
	KNOW IT AB	4,178	40,486
	Lime Technologies AB	1,571	36,731
	Lindab International AB	10,932	142,476
	Logistea AB, Class B	13,817	19,384
#*	Maha Capital AB	6,730	7,402
*	Medcap AB	2,076	119,835
	MEKO AB	3,236	26,125
	Midsona AB, Class B	2,500	3,103
	MIPS AB	3,089	136,574

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Modern Times Group MTG AB, Class B	13,312	$182,878
	Momentum Group AB	4,931	73,654
*	Morrow Bank AB	16,151	21,224
	NCAB Group AB	26,919	194,336
	NCC AB, Class B	12,373	220,863
	Nederman Holding AB	2,831	38,189
*	Nelly Group AB	518	2,018
*	Neobo Fastigheter AB	6,161	12,012
*	Net Insight AB, Class B	41,507	9,626
	New Wave Group AB, Class B	11,290	112,014
#*	Nobia AB	13,436	20,724
	Nolato AB, Class B	22,976	117,708
*	Norion Bank AB	8,935	54,923
*	Note AB	2,967	44,855
#	NP3 Fastigheter AB	4,244	118,004
	OEM International AB, Class B	8,880	163,886
*	Orron Energy AB	27,733	21,075
*	Ovzon AB	6,518	25,749
	Platzer Fastigheter Holding AB, Class B	6,591	50,974
	PPI Public Property Invest AB, Class A	10,320	20,776
*	Pricer AB, Class B	41,621	19,906
	Proact IT Group AB	2,325	30,115
	Ratos AB, Class B	31,729	119,937
	RaySearch Laboratories AB	5,421	102,023
	Rejlers AB	2,212	36,648
*	Rottneros AB	14,225	3,112
	Rusta AB	2,470	22,851
	Rvrc Holding AB	14,263	91,160
*	Salix Group AB	1,959	12,488
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	117,090	40,356
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	22,897	14,783
	Scandi Standard AB	6,857	102,963
Ω	Scandic Hotels Group AB	23,896	212,628
*	Sdiptech AB, Class B	4,662	118,510
*Ω	Sinch AB	48,393	204,666
	SinterCast AB	685	7,778
	SkiStar AB	4,670	81,826
	Solid Forsakring AB	1,512	16,924
*	Stendorren Fastigheter AB	2,374	45,569
	Stenhus Fastigheter I Norden AB	8,110	10,518
*	Stillfront Group AB	50,717	35,337
		Shares	Value»
SWEDEN — (Continued)
	Storskogen Group AB, Class B	195,841	$219,564
	Svedbergs Group AB	1,966	11,931
*	Swedish Logistic Property AB, Class B	10,922	42,322
	Synsam AB	22,182	132,057
	Systemair AB	12,291	107,906
Ω	Thule Group AB	1,382	31,814
#	Troax Group AB	7,365	108,708
	Truecaller AB, Class B	21,395	39,564
	VBG Group AB, Class B	4,057	139,094
*	Vestum AB	34,817	58,618
#*	Vimian Group AB	6,780	24,167
	Vitec Software Group AB, Class B	3,155	76,338
	Vitrolife AB	6,457	58,377
	Volati AB	1,959	5,052
#	Wallenstam AB, Class B	16,378	71,112
	Wihlborgs Fastigheter AB	10,325	83,975
	XANO Industri AB, Class B	1,571	8,180
*	XSpray Pharma AB XSPRAY SS	2,823	4,991
TOTAL SWEDEN			12,633,760
SWITZERLAND — (7.1%)
	Accelleron Industries AG (ACLN SW)	13,671	1,237,724
	Adecco Group AG	20,708	578,814
	Allreal Holding AG	2,026	529,980
	ALSO Holding AG	536	128,241
*	ams-OSRAM AG	19,029	378,064
	APG SGA SA	211	52,102
#*	Arbonia AG	6,387	30,424
*	Aryzta AG	2,700	177,396
	Ascom Holding AG	7,881	49,811
	Autoneum Holding AG	610	98,707
	Avolta AG	8,278	496,964
	Banque Cantonale de Geneve	3,730	149,902
	Banque Cantonale Vaudoise	4,712	739,181
#	Barry Callebaut AG	466	649,242
*	Basilea Pharmaceutica Ag Allschwil	1,220	78,386
	Belimo Holding AG	1,410	1,470,338
	Bell Food Group AG	304	68,320
	Bellevue Group AG	1,225	11,079
	Berner Kantonalbank AG	647	307,876

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	BKW AG	1,890	$312,232
	Bossard Holding AG, Class A	869	243,472
	Bucher Industries AG	910	357,532
#	Burckhardt Compression Holding AG	467	279,929
	Burkhalter Holding AG	401	67,903
	Bystronic AG	206	35,545
	Calida Holding AG	61	1,154
*	Carlo Gavazzi Holding AG	62	11,989
	Cembra Money Bank AG	4,088	454,501
	Cham Swiss Properties AG	498	14,792
#*	Cicor Technologies Ltd.	430	62,566
	Cie Financiere Tradition SA, Class BR	477	174,672
	Clariant AG	26,539	301,573
#	Coltene Holding AG	536	32,515
	Cosmo NV	484	36,000
	CPH Group AG	351	25,252
	Daetwyler Holding AG, Class BR	888	151,105
	DKSH Holding AG	4,476	371,578
#*	DocMorris AG	3,992	48,484
	dormakaba Holding AG	3,530	254,356
	EFG International AG	18,199	362,089
	Emmi AG	291	312,580
#*	Feintool International Holding AG	549	6,667
	Flughafen Zurich AG	2,650	778,973
	Forbo Holding AG	146	165,454
	Fundamenta Real Estate AG	4,142	87,682
Ω	Galenica AG	6,980	741,497
	Georg Fischer AG	11,273	722,831
	Glarner Kantonalbank	419	13,053
*	Gurit Holding AG, Class BR	550	18,922
	Helvetia Baloise Holding AG	1,382	370,610
	Hiag Immobilien Holding AG	563	92,011
	Huber & Suhner AG	2,430	572,790
	Hypothekarbank Lenzburg AG	9	46,550
	Implenia AG	2,742	217,563
	Inficon Holding AG	3,105	626,423
	Interroll Holding AG	95	159,297
	Intershop Holding AG	820	174,630
	Investis Holding SA	420	79,058
		Shares	Value»
SWITZERLAND — (Continued)
	IVF Hartmann Holding AG	61	$9,624
	Julius Baer Group Ltd.	4,327	380,432
	Jungfraubahn Holding AG	792	255,752
	Kardex Holding AG	936	275,452
*	Komax Holding AG	457	29,534
#*	Kudelski SA, Class BR	6,965	10,524
	Landis & Gyr Group AG	3,040	172,211
	Lastminute.com NV	626	10,112
*	LEM Holding SA	81	50,757
	Liechtensteinische Landesbank AG	1,511	210,969
#	Logitech International SA (LOGI US)	2,253	230,887
	Logitech International SA (LOGN SW)	5,007	511,366
	Luzerner Kantonalbank AG	2,649	365,366
Ω	Medacta Group SA	977	160,153
Ω	Medmix AG	3,855	42,248
#	Meier Tobler Group AG	348	14,554
#*	Metall Zug AG, Class B	32	31,291
	Mikron Holding AG	1,746	36,780
	Mobilezone Holding AG	4,051	71,737
	Mobimo Holding AG	1,015	439,080
*Ω	Montana Aerospace AG	5,940	178,173
	Naturenergie Holding AG	3,763	145,167
	Novavest Real Estate AG	789	38,948
	OC Oerlikon Corp. AG Pfaeffikon	20,076	118,430
	Orell Fuessli AG	108	18,804
#*	Orior AG	654	11,601
*	Peach Property Group AG	2,652	15,761
	Phoenix Mecano AG	95	49,649
	Plazza AG, Class A	145	77,864
*Ω	PolyPeptide Group AG	729	39,618
	PSP Swiss Property AG	6,211	1,120,563
#*	Rieter Holding AG	9,594	36,164
	Romande Energie Holding SA	1,575	96,787
#	Schweiter Technologies AG	122	52,684
*Ω	Sensirion Holding AG	45	4,085
	SFS Group AG	2,453	401,579

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Siegfried Holding AG	5,528	$518,678
*	SIG Group AG	25,557	464,410
	Softwareone Holding AG SWON NO	4,030	44,086
	Softwareone Holding AG SWON SW	17,907	194,960
	Sonova Holding AG	1,735	472,707
	St. Galler Kantonalbank AG	423	340,327
	Stadler Rail AG	9,477	287,780
	Sulzer AG	2,656	482,360
	Sunrise Communications AG, Class A	6,628	350,063
	Swatch Group AG (UHR SW), Class BR	4,052	905,932
	Swatch Group AG (UHRN SW)	8,156	365,459
	Swiss Prime Site AG	9,423	1,536,892
	Swissquote Group Holding SA	19,660	1,024,274
	Tecan Group AG	1,326	306,436
	Temenos AG	7,900	657,159
	Thurgauer Kantonalbank	118	23,953
	TX Group AG	513	87,773
	Valiant Holding AG	2,513	491,237
#*	Varia U.S. Properties AG	834	13,442
Ω	VAT Group AG	656	491,001
	Vaudoise Assurances Holding SA	160	159,011
#	Vetropack Holding AG	1,753	41,340
	Vontobel Holding AG	4,809	514,622
	VP Bank AG, Class A	427	50,562
	VZ Holding AG	1,955	375,083
	V-ZUG Holding AG	260	13,747
	Walliser Kantonalbank	612	122,806
	Warteck Invest AG	35	84,222
#	Ypsomed Holding AG	816	389,431
	Zehnder Group AG	848	71,163
	Zug Estates Holding AG, Class B	41	112,506
	Zuger Kantonalbank, Class BR	22	284,461
TOTAL SWITZERLAND			33,010,970
UNITED KINGDOM — (11.7%)
	4imprint Group PLC	3,428	190,987
	Aberdeen Group PLC	227,194	739,533
*	Accesso Technology Group PLC	2,560	11,003
	Advanced Medical Solutions Group PLC	26,161	99,341
		Shares	Value»
UNITED KINGDOM — (Continued)
	AEP Plantations PLC	46,430	$112,426
*	Afentra PLC	13,606	11,355
	AG Barr PLC	16,164	142,093
	AJ Bell PLC	59,371	469,488
Ω	Alfa Financial Software Holdings PLC	12,585	27,892
*	AO World PLC	41,792	55,169
	Aptitude Software Group PLC	3,358	8,884
	Ashmore Group PLC	60,983	169,668
	Ashtead Technology Holdings PLC	9,541	52,711
	Atalaya Mining Copper SA	22,826	275,298
*	Auction Technology Group PLC	7,425	45,315
Ω	Autotrader Group PLC	45,417	320,698
	B&M European Value Retail PLC	88,466	265,933
	Babcock International Group PLC	45,273	687,268
	Balfour Beatty PLC	80,013	932,770
	Barratt Redrow PLC	109,223	434,076
	Bellway PLC	15,780	425,171
*	Berkeley Group Holdings PLC	10,986	518,898
#	Bloomsbury Publishing PLC	11,213	91,856
	Bodycote PLC	22,425	218,884
	Breedon Group PLC	39,256	175,767
Ω	Bridgepoint Group PLC	33,940	146,685
	Brooks Macdonald Group PLC	1,728	33,022
	BTG Consulting PLC	6,119	8,748
*	Burberry Group PLC	34,824	561,308
#	Burford Capital Ltd.	37,920	154,234
#	Bytes Technology Group PLC (BYIT LN)	31,641	172,096
	C&C Group PLC	46,348	63,502
*	Canal & SA	77,602	276,058
*	Capita PLC	5,081	17,648
	Capital Ltd.	34,492	45,585
*	Capricorn Energy PLC	15,872	78,352
	Card Factory PLC	36,595	37,174
	Castings PLC	4,744	18,776
	Central Asia Metals PLC	34,551	68,573
	Chemring Group PLC	35,709	284,638
	Chesnara PLC	35,996	167,599
	Clarkson PLC	1,920	122,594
*	Close Brothers Group PLC	25,856	148,413
Ω	CMC Markets PLC	14,768	133,372

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Coats Group PLC	226,657	$245,626
	Computacenter PLC	9,304	576,316
	Conduit Holdings Ltd.	17,064	99,898
Ω	Convatec Group PLC	162,651	491,478
	Costain Group PLC	37,342	106,502
	Cranswick PLC	7,370	530,623
#	Crest Nicholson Holdings PLC	39,673	33,034
	Croda International PLC	14,272	617,871
	Currys PLC	148,828	336,942
	CVS Group PLC	11,121	187,923
	DCC Energy PLC	8,582	733,810
	DFS Furniture PLC	28,727	54,498
	DiscoverIE Group PLC	13,083	138,374
	Domino's Pizza Group PLC	46,343	126,365
	dotdigital group PLC	39,655	27,614
	Dr. Martens PLC	59,425	62,146
	Drax Group PLC	46,566	463,414
	Dunelm Group PLC	21,061	246,334
	easyJet PLC	28,834	245,479
	Ecora Royalties PLC	27,228	51,135
*	EKF Diagnostics Holdings PLC	40,219	13,874
	Elementis PLC	83,522	201,332
	Elixirr International PLC	1,129	9,485
	Energean PLC	16,860	173,438
	EnQuest PLC	368,832	117,876
	Essentra PLC	46,369	65,185
	Everplay Group PLC	13,487	42,697
	FDM Group Holdings PLC	12,308	20,545
	Ferrari Group PLC	1,536	14,250
	Fevara PLC	3,571	6,184
	Firstgroup PLC	125,263	313,132
	Foresight Group Holdings Ltd.	11,301	70,622
Ω	Forterra PLC	26,491	50,051
	Foxtons Group PLC	63,052	33,298
*	Frasers Group PLC	18,829	205,526
*	Frontier Developments PLC	2,549	14,960
	Fuller Smith & Turner PLC, Class A	5,788	55,579
*Ω	Funding Circle Holdings PLC	26,177	77,882
	Future PLC	8,345	34,300
	FW Thorpe PLC	3,738	12,758
	Galliford Try Holdings PLC	18,099	143,842
	Games Workshop Group PLC	2,893	745,763
*	Gaming Realms PLC	21,915	9,146
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gamma Communications PLC	11,241	$141,846
	GB Group PLC	31,845	94,805
*	Genel Energy PLC	20,214	13,726
	Genuit Group PLC	41,936	154,238
*	Georgia Capital PLC	6,426	343,597
	Gooch & Housego PLC	3,399	55,933
	Goodwin PLC	365	85,662
	Grafton Group PLC, CDI	28,220	369,255
	Grainger PLC	102,954	242,947
	Greencore Group PLC	52,189	6,836
	Greencore Group PLC GNC LN	116,975	410,434
	Greggs PLC	12,513	316,722
	Gulf Keystone Petroleum Ltd.	42,586	97,571
*	Gulf Marine Services PLC	6,061	1,506
*Ω	Gym Group PLC	22,995	63,020
	Halfords Group PLC	37,620	123,889
	Harbour Energy PLC	119,636	388,087
	Hargreaves Services PLC	1,309	14,068
	Harworth Group PLC	24,301	42,731
	Hays PLC	71,088	54,283
*	Headlam Group PLC	13,204	1,240
	Helical PLC	1,779	4,764
*	Helios Towers PLC	154,516	408,834
	Henry Boot PLC	13,323	27,174
	Hikma Pharmaceuticals PLC	15,620	333,453
	Hill & Smith PLC	12,551	484,539
	Hilton Food Group PLC	9,754	78,480
	Hiscox Ltd.	40,810	996,338
	Hochschild Mining PLC	80,470	472,471
	Hollywood Bowl Group PLC	23,602	91,047
Ω	Hostelworld Group PLC	18,370	25,713
	Howden Joinery Group PLC	45,840	488,452
	Hunting PLC	18,287	109,176
Ω	Ibstock PLC	46,814	58,837
	ICG PLC	26,125	667,022
	IG Group Holdings PLC	57,009	1,123,398
	IMI PLC	10,135	402,750
	Impax Asset Management Group PLC	5,042	7,463
	Inchcape PLC	50,838	575,364

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	46,158	$229,657
	International Personal Finance PLC	40,760	137,294
	International Workplace Group PLC	102,424	273,164
	Investec PLC	33,563	293,750
*	IP Group PLC	146,372	124,096
	Ithaca Energy PLC	54,736	178,745
	ITV PLC	473,695	474,911
	J D Wetherspoon PLC	10,943	115,250
*	James Fisher & Sons PLC	6,723	40,292
#	James Halstead PLC	42,326	68,344
	JD Sports Fashion PLC	252,634	306,294
	JET2 PLC	18,252	378,803
	Johnson Matthey PLC	18,723	505,793
	Johnson Service Group PLC	61,046	124,348
	Jupiter Fund Management PLC	73,359	155,736
	Kainos Group PLC	10,614	124,852
	Keller Group PLC	10,492	428,829
	Kier Group PLC	88,668	288,786
	Kingfisher PLC	200,416	836,123
	Knights Group Holdings PLC	5,278	12,767
	Lancashire Holdings Ltd.	34,879	283,309
	Lion Finance Group PLC	6,114	960,394
	Liontrust Asset Management PLC	9,051	34,553
	London Investment Group PLC	2,089	13,363
	LSL Property Services PLC	15,873	52,357
Ω	Luceco PLC	14,134	40,832
*	M&C Saatchi PLC	3,423	6,432
	Macfarlane Group PLC	19,165	18,939
	Man Group PLC	186,251	762,615
	Marshalls PLC	14,797	32,138
*	Marston's PLC	104,647	71,973
	McBride PLC	30,429	66,470
	Me Group International PLC	32,027	48,028
	Mears Group PLC	15,908	92,356
	Melrose Industries PLC	73,237	450,501
*	Metro Bank Holdings PLC	50,787	121,300
#	Midwich Group PLC	8,466	16,787
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Mitchells & Butlers PLC	54,258	$200,868
	Mitie Group PLC	173,199	485,537
	MJ Gleeson PLC	7,302	27,011
	Mondi PLC	47,320	570,536
	MONY Group PLC	72,167	191,949
	Moonpig Group PLC	43,083	159,678
	Morgan Advanced Materials PLC	34,605	105,474
	Morgan Sindall Group PLC	6,292	378,618
	Mortgage Advice Bureau Holdings PLC	6,514	45,548
	Mountview Estates PLC	77	8,858
	MP Evans Group PLC	5,183	113,702
	NCC Group PLC	43,338	82,604
	Next 15 Group PLC	9,568	37,950
	Nichols PLC	1,407	20,012
	Ninety One PLC	42,913	123,653
	Norcros PLC	7,961	34,007
*	Ocado Group PLC	81,699	233,521
Ω	On the Beach Group PLC	18,670	47,223
	OSB Group PLC	57,929	436,088
*	Oxford Nanopore Technologies PLC	55,177	84,689
	Pagegroup PLC	38,658	95,017
	Pan African Resources PLC	487,851	610,126
	Paragon Banking Group PLC	33,168	375,819
	PayPoint PLC	6,971	58,190
	Pearson PLC (PSON LN)	7,541	127,252
	Pennon Group PLC	56,781	353,696
	Persimmon PLC	34,159	512,733
	Pets at Home Group PLC	62,931	179,653
	Pharos Energy PLC	20,801	8,841
*	Phoenix Spree Deutschland Ltd.	8,295	17,858
*	Pinewood Technologies Group PLC	13,091	75,823
*	Playtech PLC	36,817	188,372
	Plus500 Ltd.	14,963	785,889
	Polar Capital Holdings PLC	16,097	168,439
	Pollen Street Group Ltd.	2,542	29,388
	Porvair PLC	1,428	16,358
	PPHE Hotel Group Ltd.	2,787	59,092
	Premier Foods PLC	100,223	263,017

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	PureTech Health PLC (PRTC LN)	41,091	$66,145
	PZ Cussons PLC	46,004	68,591
	QinetiQ Group PLC	67,003	458,726
Ω	Quilter PLC	214,523	560,506
	Rank Group PLC	24,101	31,381
	Rathbones Group PLC	5,396	121,402
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	29,601
	Record PLC	11,865	7,052
	Renew Holdings PLC	12,997	158,748
	RHI Magnesita NV	2,263	86,233
	Rightmove PLC	61,900	388,084
*	Robert Walters PLC	6,706	10,147
	Rotork PLC	117,735	775,626
	RS Group PLC	90,533	862,044
	RWS Holdings PLC	19,833	25,798
	S&U PLC	1,186	31,157
Ω	Sabre Insurance Group PLC	36,053	89,220
*	Saga PLC	14,593	132,511
*	Savannah Energy PLC	107,834	7,993
	Savills PLC	18,326	227,428
	Secure Trust Bank PLC	2,882	61,633
	Senior PLC	59,262	231,615
	Serco Group PLC	147,642	481,663
	Serica Energy PLC	57,481	182,274
*	SIG PLC	100,181	11,849
*	SigmaRoc PLC	113,944	189,681
	Smiths News PLC	41,443	40,902
	Softcat PLC	17,484	458,787
	Speedy Hire PLC	89,137	22,780
	Spirax Group PLC	3,844	360,402
Ω	Spire Healthcare Group PLC	35,353	111,419
	SSP Group PLC	87,707	235,825
	St. James's Place PLC	46,801	664,990
	SThree PLC	17,971	61,798
*	Strix Group PLC	11,143	5,410
*	STV Group PLC	2,980	4,208
	Tate & Lyle PLC	36,415	271,362
	Taylor Wimpey PLC	407,929	429,509
	TBC Bank Group PLC	5,634	365,859
	Telecom Plus PLC	8,571	98,212
	Topps Tiles PLC	21,096	10,058
	TP ICAP Group PLC	114,782	530,134
*Ω	Trainline PLC	46,155	147,360
	Travis Perkins PLC	30,477	228,339
	Tribal Group PLC	5,915	5,060
	Trifast PLC	13,605	14,859
*Ω	Trustpilot Group PLC	35,191	128,282
*	TT Electronics PLC	37,226	63,962
#*	Tullow Oil PLC	238,014	48,977
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ultimate Products PLC	4,833	$3,630
*	Vanquis Banking Group PLC	43,840	46,371
	Vertu Motors PLC	37,928	41,772
	Vesuvius PLC	30,910	154,581
	Victrex PLC	10,365	109,366
*	Vistry Group PLC	40,509	160,350
	Volex PLC	22,235	153,229
	Volution Group PLC	39,058	329,573
	Vp PLC	3,850	25,016
*Ω	Watches of Switzerland Group PLC	25,349	250,377
*	Watkin Jones PLC	29,876	7,198
	WH Smith PLC	11,221	65,670
	Whitbread PLC	19,434	658,386
	Wickes Group PLC	36,564	97,675
	Wilmington PLC	6,879	26,451
#	WPP PLC (WPP US), Sponsored ADR	4,257	86,034
*	Xaar PLC	10,372	16,725
	XPS Pensions Group PLC	32,338	144,551
	YouGov PLC	10,229	35,436
	Young & Co.'s Brewery PLC (YNGA LN), Class A	4,637	57,339
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	29,338
	Zegona Communications PLC	8,179	161,414
	Zigup PLC	33,311	208,559
	Zotefoams PLC	6,020	37,333
TOTAL UNITED KINGDOM			54,200,885
UNITED STATES — (0.1%)
#*	Coeur Mining, Inc. CDE CN	19,445	289,487
	Diversified Energy Co. DEC LN	4,094	54,391
#*	Keel Infrastructure Corp. KEEL US	47,644	189,147
	Sunococorp LLC	143	10,911
#*	Valor Gold Corp. VLGDF US	4,235	10,038
TOTAL UNITED STATES			553,974
TOTAL COMMON STOCKS			429,644,365

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 2.083%	1,245	$157,846
	Einhell Germany AG, 2.699%	762	62,073
	FUCHS SE, 3.058%	9,860	457,019
	Jungheinrich AG, 1.191%	6,075	171,143
	Porsche Automobil Holding SE, 5.258%	17,138	568,829
	Sixt SE, 5.340%	2,482	171,809
	STO SE & Co. KGaA, 3.477%	368	41,232
	Villeroy & Boch AG, 5.520%	1,074	19,285
TOTAL GERMANY			1,649,236
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Lotus Resources Ltd. Rights 08/13/2026	20,899	0
CANADA — (0.0%)
*	Agnico Eagle Mines Ltd. Rights 06/16/2036	1,696	702
		Shares	Value»

HONG KONG — (0.0%)
*	APAC Resources Ltd. Rights	26,549	$0
*	HK AI Capital Ltd. Rights	58,000	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0
UNITED KINGDOM — (0.0%)
*	CENIT AG Rights	1,323	43
TOTAL RIGHTS/WARRANTS			745
TOTAL INVESTMENT SECURITIES (Cost $343,638,464)			431,294,346

			Value†
SECURITIES LENDING COLLATERAL — (7.0%)
@§	The DFA Short Term Investment Fund	2,798,714	32,372,720
TOTAL INVESTMENTS — (100.0%)
(Cost $376,008,533)^^			$463,667,066
As of July 31, 2026, the value of Rule 144A securities amounted to $16,532,433 or 3.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$277,983	$23,635,600	$56,992	$23,970,575
Austria	—	6,883,254	—	6,883,254
Belgium	264,188	6,743,968	—	7,008,156
Canada	52,367,954	7,652	167	52,375,773
China	958,493	—	—	958,493
Denmark	—	8,993,997	—	8,993,997
Finland	—	11,036,516	—	11,036,516
France	—	27,062,072	—	27,062,072
Germany	2,087,845	27,370,011	—	29,457,856
Hong Kong	—	6,381,787	2,059	6,383,846
Ireland	—	2,251,693	—	2,251,693
Israel	100,630	5,322,797	—	5,423,427
Italy	98,181	14,802,528	—	14,900,709
Japan	26,298	100,452,743	—	100,479,041
Netherlands	704,206	10,250,748	—	10,954,954
New Zealand	—	1,341,036	—	1,341,036

Dimensional VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$153,079	$3,426,032	—	$3,579,111
Portugal	—	1,533,113	—	1,533,113
Singapore	—	5,268,501	—	5,268,501
Spain	—	9,379,877	$2,776	9,382,653
Sweden	47,114	12,586,646	—	12,633,760
Switzerland	230,887	32,780,083	—	33,010,970
United Kingdom	86,034	54,114,851	—	54,200,885
United States	499,583	54,391	—	553,974
Preferred Stocks
Germany	—	1,649,236	—	1,649,236
Rights/Warrants
Australia	—	—	—	—
Canada	—	702	—	702
Hong Kong	—	—	—	—
Italy	—	—	—	—
United Kingdom	—	43	—	43
Securities Lending Collateral	—	32,372,720	—	32,372,720
Total Investments in Securities	$57,902,475	$405,702,597	$61,994˂˃	$463,667,066

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (65.6%)
African Development Bank
	4.375%, 11/03/27	5,300	$5,303,214
	4.375%, 03/14/28	1,192	1,190,094
Amazon.com, Inc.
	3.150%, 08/22/27	719	710,624
Amazon.com, Inc., SOFR + 0.440%, FRN
(r)	4.091%, 03/13/28	11,450	11,460,789
Apple, Inc.
	4.000%, 05/12/28	2,100	2,087,558
Asian Development Bank
	3.125%, 08/20/27	2,900	2,865,418
	2.500%, 11/02/27	3,500	3,425,181
	4.375%, 01/14/28	5,000	4,994,332
Asian Infrastructure Investment Bank
	4.000%, 01/18/28	500	496,886
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.342%, 07/16/27	6,300	6,320,966
(r)	4.342%, 07/16/27	400	401,331
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.472%, 01/18/27	1,100	1,102,702
(r)	4.472%, 01/18/27	1,000	1,002,457
Bank of New York Mellon Corp.
	3.250%, 05/16/27	2,200	2,187,189
	3.850%, 04/28/28	1,000	991,183
Berkshire Hathaway Finance Corp.
	2.300%, 03/15/27	1,500	1,483,728
BNG Bank NV
Ω	5.250%, 10/26/26	2,600	2,607,504
	4.375%, 02/11/28	4,000	4,001,636
Chevron USA, Inc.
	4.475%, 02/26/28	2,100	2,101,533
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.002%, 02/26/27	2,470	2,470,969
Citibank NA, SOFR + 0.781%, FRN
(r)	4.429%, 05/29/27	3,442	3,454,247
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	1,950	1,923,402
	4.423%, 03/14/28	1,169	1,167,876
Ω	3.900%, 03/16/28	100	99,164
	3.900%, 03/16/28	193	191,386
		Face Amount	Value†
		(000)
Commonwealth Bank of Australia, SOFR + 0.460%, FRN
(r)Ω	4.103%, 11/27/26	1,850	$1,851,295
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.291%, 03/14/28	2,000	2,007,961
(r)	4.291%, 03/14/28	900	903,583
Cooperatieve Rabobank UA
	4.345%, 06/09/28	2,000	1,994,356
Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
(r)	4.068%, 01/14/28	3,895	3,896,159
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.233%, 05/27/27	4,330	4,340,003
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.267%, 08/28/26	2,050	2,050,595
Council of Europe Development Bank
	4.625%, 06/11/27	4,000	4,003,412
CPPIB Capital, Inc.
	0.875%, 09/09/26	6,000	5,981,551
	2.750%, 11/02/27	4,650	4,560,867
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.252%, 03/21/28	3,670	3,681,689
Dexia SA
Ω	4.500%, 03/19/27	1,412	1,414,115
Eli Lilly & Co.
	4.550%, 02/12/28	600	601,380
Eli Lilly & Co., SOFR + 0.350%, FRN
(r)	3.986%, 05/20/28	2,028	2,031,752
Equinor ASA
	4.250%, 06/02/28	2,600	2,591,816
European Bank for Reconstruction & Development
	4.375%, 03/09/28	2,951	2,947,790
European Investment Bank
	0.750%, 10/26/26	1,000	992,358
	3.250%, 11/15/27	6,610	6,529,132
	3.875%, 03/15/28	4,900	4,865,480

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	European Stability Mechanism
	4.750%, 09/14/26	5,450	$5,455,412
	Export Development Canada
	3.875%, 02/14/28	1,000	993,530
	Finnvera OYJ
Ω	1.125%, 10/27/26	3,284	3,262,319
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.820%, 09/16/26	200	200,008
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.005%, 10/04/27	7,800	7,818,408
	Inter-American Investment Corp.
	4.125%, 02/15/28	1,913	1,904,042
	International Bank for Reconstruction & Development
	2.500%, 11/22/27	1,885	1,840,077
	1.375%, 04/20/28	6,353	6,042,051
	3.625%, 05/05/28	599	591,372
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	3.916%, 02/23/27	261	261,180
	International Finance Corp.
	4.500%, 01/21/28	100	100,218
	International Finance Corp., SOFR + 0.270%, FRN
(r)	3.936%, 07/30/27	3,246	3,249,007
	JPMorgan Chase Bank NA
	5.110%, 12/08/26	350	350,887
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.648%, 12/08/26	500	500,980
	Kreditanstalt fuer Wiederaufbau
	3.500%, 08/27/27	1,400	1,389,540
	4.125%, 01/31/28	930	927,184
	3.750%, 02/15/28	2,000	1,984,775
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.000%, 01/22/27	7,400	7,394,157
	Landwirtschaftliche Rentenbank
	1.750%, 01/14/27	3,500	3,463,984
	3.875%, 09/28/27	64	63,730
	1.000%, 02/25/28	1,213	1,153,051
		Face Amount	Value†
		(000)
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)	4.147%, 02/03/28	466	$466,547
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28	240	241,209
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.575%, 07/02/27	3,000	3,014,724
Mastercard, Inc.
	4.875%, 03/09/28	874	879,485
	4.550%, 03/15/28	127	127,147
	4.325%, 06/08/28	6,820	6,810,451
Merck & Co., Inc.
	4.300%, 05/22/28	969	967,532
Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.111%, 09/15/27	1,055	1,055,343
National Australia Bank Ltd.
	3.905%, 06/09/27	405	403,697
	5.087%, 06/11/27	3,050	3,070,155
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.266%, 10/26/27	840	842,257
National Securities Clearing Corp.
Ω	5.100%, 11/21/27	4,800	4,837,826
Ω	4.350%, 06/09/28	3,102	3,092,279
National Securities Clearing Corp., SOFR + 0.430%, FRN
(r)Ω	4.079%, 06/09/28	250	250,227
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.206%, 05/20/27	250	250,576
NBN Co. Ltd.
Ω	4.000%, 10/01/27	450	446,711
Nederlandse Waterschapsbank NV
	4.000%, 06/01/28	1,000	993,306
Nordea Bank Abp
Ω	5.000%, 03/19/27	1,000	1,004,715
Nordea Bank Abp, SOFR + 0.480%, FRN
(r)Ω	4.119%, 05/22/28	4,250	4,254,500
Nordea Bank Abp, SOFR + 0.700%, FRN
#(r)Ω	4.352%, 03/17/28	2,374	2,384,475
NVIDIA Corp.
	4.250%, 06/15/28	8,550	8,510,607
Oesterreichische Kontrollbank AG
	4.000%, 05/28/28	6,100	6,063,955

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ontario Teachers' Finance Trust
	3.000%, 04/13/27	1,600	$1,586,758
Province of British Columbia
	4.700%, 01/24/28	9,200	9,244,258
Province of Quebec
	3.625%, 04/13/28	11,714	11,573,835
PSP Capital, Inc.
Ω	3.500%, 06/29/27	1,400	1,390,470
Sanofi SA, SOFR + 0.460%, FRN
(r)	4.127%, 11/03/27	2,310	2,317,346
SFIL SA
	5.000%, 04/26/27	2,000	2,009,035
Siemens Financieringsmaatschappij NV
Ω	3.400%, 03/16/27	700	696,533
Ω	1.700%, 03/11/28	2,300	2,202,991
State of North Rhine-Westphalia
	4.000%, 04/25/28	2,000	1,986,416
State Street Corp.
	4.330%, 10/22/27	232	231,844
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.626%, 08/03/26	1,000	1,000,000
Svenska Handelsbanken AB
Ω	5.125%, 05/28/27	2,000	2,013,195
Ω	3.950%, 06/10/27	3,000	2,990,060
Ω	4.375%, 05/23/28	2,100	2,095,946
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.011%, 08/20/27	1,750	1,751,050
United Overseas Bank Ltd.
	4.401%, 04/02/28	600	599,447
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.097%, 04/28/27	2,762	2,765,740
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.720%, 12/11/26	300	300,681
Westpac Banking Corp.
	4.043%, 08/26/27	1,300	1,296,511
	5.457%, 11/18/27	1,060	1,074,050
	4.150%, 05/11/28	3,320	3,303,847
Westpac Banking Corp., SOFR + 0.440%, FRN
(r)Ω	4.068%, 05/11/28	3,150	3,151,646
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.122%, 10/20/26	2,900	2,901,201
TOTAL BONDS			278,683,159
	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (23.0%)
U.S. Treasury Bills
∞ 3.923%, 11/17/26	1,500	$1,483,482
U.S. Treasury Notes
4.125%, 01/31/27	800	800,547
2.250%, 08/15/27	2,800	2,745,758
0.500%, 08/31/27	2,300	2,211,684
3.125%, 08/31/27	2,100	2,076,703
3.375%, 09/15/27	800	792,969
3.500%, 09/30/27	3,500	3,472,793
3.875%, 10/15/27	10,000	9,961,328
3.500%, 10/31/27	4,600	4,560,109
4.125%, 11/15/27	20,340	20,313,781
0.625%, 11/30/27	3,500	3,339,356
3.875%, 11/30/27	3,000	2,986,289
3.375%, 12/31/27	4,750	4,693,965
3.875%, 12/31/27	1,000	995,000
4.250%, 01/15/28	600	600,023
3.500%, 01/31/28	3,000	2,967,539
2.750%, 02/15/28	700	684,469
4.250%, 02/15/28	1,300	1,299,898
1.250%, 03/31/28	400	380,891
3.625%, 03/31/28	900	890,859
3.875%, 03/31/28	600	596,320
3.750%, 04/15/28	700	694,094
1.250%, 04/30/28	3,850	3,656,598
3.750%, 04/30/28	900	892,336
2.875%, 05/15/28	5,700	5,564,402
3.750%, 05/15/28	13,350	13,230,580
4.000%, 05/31/28	6,000	5,971,875
TOTAL U.S. TREASURY OBLIGATIONS		97,863,648

COMMERCIAL PAPER — (10.7%)
Australia & New Zealand Banking Group Ltd.
Ω	4.028%, 09/09/26	2,000	1,991,704
Cisco Systems, Inc.
Ω	3.903%, 10/05/26	2,000	1,986,345
Commonwealth Bank of Australia
Ω	3.790%, 08/27/26	1,000	997,225
DBS Bank Ltd.
Ω	3.932%, 09/16/26	700	696,586
Kreditanstalt fuer Wiederaufbau
Ω	3.885%, 09/22/26	3,250	3,232,341
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.881%, 08/13/26	4,000	3,994,724
Ω	3.926%, 10/09/26	3,000	2,978,319
Ω	3.927%, 10/13/26	4,250	4,217,438
Nestle Finance International Ltd.
Ω	3.971%, 08/31/26	1,500	1,495,242

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
OMERS Finance Trust
Ω	3.891%, 09/24/26	1,000	$994,271
Province of Alberta
Ω	3.887%, 10/01/26	2,500	2,484,092
PSP Capital, Inc.
Ω	3.943%, 11/17/26	4,500	4,448,439
Ω	3.944%, 11/19/26	4,500	4,447,428
Sanofi SA
Ω	3.937%, 09/17/26	2,500	2,487,633
Toronto-Dominion Bank
Ω	3.926%, 09/21/26	5,000	4,972,845
Ω	3.937%, 09/22/26	4,000	3,977,840
TOTAL COMMERCIAL PAPER (Cost $45,401,627)			45,402,472

		Shares	Value†
MONEY MARKET FUNDS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	1,902,680	$1,902,680
TOTAL INVESTMENT SECURITIES (Cost $424,744,571)			423,851,959
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	89,066	1,030,222
TOTAL INVESTMENTS — (100.0%)
(Cost $425,774,793)^^			$424,882,181
As of July 31, 2026, the value of Rule 144A securities amounted to $102,903,290 or 24.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$278,683,159	—	$278,683,159
U.S. Treasury Obligations	—	97,863,648	—	97,863,648
Commercial Paper	—	45,402,472	—	45,402,472
Securities Lending Collateral	—	1,030,222	—	1,030,222
Money Market Funds	$1,902,680	—	—	1,902,680
Total Investments in Securities	$1,902,680	$422,979,501	—	$424,882,181

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (97.4%)
AUSTRALIA — (7.8%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.800%, FRN, 5.184%, 02/05/27	AUD	1,100	$775,788
(r)	3M Swap + 0.970%, FRN, 5.408%, 05/12/27	AUD	500	353,510
(r)	3M Swap + 1.200%, FRN, 5.570%, 11/04/27	AUD	1,650	1,171,808
(r)	3M Swap + 0.670%, FRN, 5.137%, 12/15/27	AUD	600	423,461
(r)	3M Swap + 1.060%, FRN, 5.522%, 03/31/28	AUD	500	355,196
(r)Ω	SOFR + 0.620%, FRN, 4.271%, 06/18/28		1,200	1,204,296
(r)	3M Swap + 0.960%, FRN, 5.344%, 02/05/29	AUD	500	355,442
(r)Ω	SOFR + 0.850%, FRN, 4.502%, 12/16/29		500	505,422
Commonwealth Bank of Australia
(r)	3M Swap + 0.700%, FRN, 5.165%, 01/14/27	AUD	1,600	1,127,743
(r)	3M Swap + 0.700%, FRN, 5.191%, 07/22/27	AUD	2,000	1,411,550
(r)	3M Swap + 1.150%, FRN, 5.609%, 01/13/28	AUD	1,500	1,066,040
(r)Ω	SOFR + 0.630%, FRN, 4.284%, 03/27/29		1,000	1,003,558
(r)Ω	SOFR + 0.810%, FRN, 4.461%, 03/14/30		1,861	1,877,245
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28		400	402,016
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 5.161%, 02/25/27	AUD	500	$352,571
(r)	3M Swap + 0.700%, FRN, 5.132%, 05/10/27	AUD	3,000	2,116,312
(r)	3M Swap + 0.700%, FRN, 5.167%, 10/18/27	AUD	2,500	1,765,352
(r)	3M Swap + 1.200%, FRN, 5.641%, 11/25/27	AUD	1,000	710,518
(r)	3M Swap + 1.000%, FRN, 5.438%, 05/12/28	AUD	4,580	3,250,980
(r)Ω	SOFR + 0.650%, FRN, 4.301%, 06/13/28		400	401,598
(r)	3M Swap + 0.900%, FRN, 5.367%, 03/22/29	AUD	1,500	1,064,763
	4.434%, 06/04/29		1,000	995,426
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	100	117,662
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 5.243%, 01/25/27	AUD	500	352,539
(r)	3M Swap + 1.230%, FRN, 5.662%, 11/11/27	AUD	1,500	1,065,924
(r)	3M Swap + 0.980%, FRN, 5.434%, 02/16/28	AUD	500	354,647
(r)	3M Swap + 0.880%, FRN, 5.324%, 05/14/29	AUD	500	354,911
(r)	3M Swap + 0.850%, FRN, 5.315%, 09/19/29	AUD	2,000	1,417,967
(r)	SOFR + 0.820%, FRN, 4.475%, 07/01/30		2,644	2,666,171
TOTAL AUSTRALIA				29,020,416

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRIA — (0.3%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	2.500%, 03/25/30	EUR	300	$339,023
Republic of Austria Government Bonds
	3.450%, 10/20/30	EUR	600	703,709
TOTAL AUSTRIA				1,042,732
BELGIUM — (3.0%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	100	107,416
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	9,800	10,094,430
	2.600%, 10/22/30	EUR	100	113,009
Ministeries Van de Vlaamse Gemeenschap
	2.375%, 11/27/28	EUR	200	227,326
	2.750%, 10/22/29	EUR	500	570,023
TOTAL BELGIUM				11,112,204
CANADA — (19.5%)
Bank of Montreal
	3.190%, 03/01/28	CAD	600	427,916
Canada Government Bonds
	3.250%, 09/01/28	CAD	1,000	717,366
	2.750%, 09/01/30	CAD	1,000	700,389
	0.500%, 12/01/30	CAD	1,200	762,552
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.640%, 03/15/28	CAD	2,000	1,430,938
Ω	2.650%, 12/15/28	CAD	1,100	777,749
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.590%, 09/15/29	CAD	660	472,167
Ω	2.850%, 06/15/30	CAD	6,300	4,426,201
	2.850%, 12/15/30	CAD	2,000	1,399,351
CDP Financial, Inc.
	3.000%, 04/11/29	EUR	2,560	2,940,951
	3.950%, 09/01/29	CAD	300	218,317
	4.200%, 12/02/30	CAD	2,400	1,763,144
City of Montreal
	3.150%, 09/01/28	CAD	2,000	1,428,198
CPPIB Capital, Inc.
	3.600%, 06/02/29	CAD	1,000	721,297
	3.125%, 06/11/29	EUR	3,737	4,314,523
	3.350%, 12/02/30	CAD	6,100	4,343,343
Export Development Canada
	3.875%, 08/08/30	NZD	300	174,361
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Hydro-Quebec
	2.000%, 09/01/28	CAD	350	$244,420
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	400	438,242
Province of Alberta
	4.100%, 06/01/29	CAD	3,600	2,632,673
	2.900%, 09/20/29	CAD	1,800	1,272,795
	2.050%, 06/01/30	CAD	8,600	5,858,993
Province of British Columbia
	2.950%, 12/18/28	CAD	220	156,568
	5.700%, 06/18/29	CAD	2,800	2,135,119
	2.200%, 06/18/30	CAD	11,200	7,665,151
Province of Manitoba
	2.750%, 06/02/29	CAD	100	70,545
	2.050%, 06/02/30	CAD	1,250	850,867
Province of Nova Scotia
	2.000%, 09/01/30	CAD	1,000	676,798
Province of Ontario
	3.400%, 09/08/28	CAD	1,300	933,921
	2.700%, 06/02/29	CAD	1,500	1,056,682
	1.550%, 11/01/29	CAD	700	473,949
	2.050%, 06/02/30	CAD	4,300	2,927,503
	2.950%, 09/08/30	CAD	700	491,600
	1.350%, 12/02/30	CAD	7,600	4,982,219
Province of Quebec
	2.300%, 09/01/29	CAD	4,700	3,265,341
Δ	0.000%, 10/15/29	EUR	2,300	2,401,588
	1.900%, 09/01/30	CAD	6,600	4,449,027
Δ	0.000%, 10/29/30	EUR	100	100,849
Province of Saskatchewan
	2.200%, 06/02/30	CAD	200	137,029
PSP Capital, Inc.
	3.750%, 06/15/29	CAD	1,000	724,378
	2.050%, 01/15/30	CAD	600	410,612
	4.400%, 12/02/30	CAD	1,900	1,408,942
TOTAL CANADA				72,784,574
DENMARK — (0.8%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,300	1,357,819
Novo Nordisk Finance Netherlands BV
	2.375%, 05/27/28	EUR	400	455,416
	2.875%, 08/27/30	EUR	1,200	1,359,508
TOTAL DENMARK				3,172,743
FINLAND — (4.2%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	500	567,080
Δ	0.000%, 09/15/30	EUR	2,900	2,959,551
Finnvera OYJ
	2.375%, 10/29/30	EUR	200	223,579
Kuntarahoitus OYJ
	2.875%, 01/18/28	EUR	460	530,438
Δ	0.000%, 04/21/28	EUR	900	988,433

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
	2.500%, 08/29/29	EUR	1,199	$1,361,846
	2.625%, 12/14/29	EUR	2,686	3,055,839
	3.125%, 07/29/30	EUR	1,000	1,154,888
Δ	0.000%, 10/14/30	EUR	750	760,624
Nordea Bank Abp
Ω	4.400%, 05/21/29		200	198,593
(r)Ω	SOFR + 1.020%, FRN, 4.670%, 09/10/29		400	404,573
(r)Ω	SOFR + 0.830%, FRN, 4.477%, 08/28/30		1,800	1,816,412
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	1,450	1,650,857
TOTAL FINLAND				15,672,713
FRANCE — (4.8%)
AXA SA
	3.750%, 10/12/30	EUR	200	234,509
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	1,200	1,274,209
	3.125%, 03/01/30	EUR	1,400	1,609,776
	2.875%, 05/25/30	EUR	2,500	2,848,391
Caisse des Depots et Consignations
	2.750%, 10/16/30	EUR	200	225,697
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	100	108,580
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	910,407
	2.500%, 05/25/30	EUR	2,100	2,365,416
L'Oreal SA
	2.875%, 05/19/28	EUR	300	345,213
	3.375%, 11/23/29	EUR	400	464,043
	2.750%, 11/19/30	EUR	1,300	1,471,169
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	500	568,387
	3.250%, 09/07/29	EUR	900	1,038,531
	3.375%, 02/05/30	EUR	1,300	1,503,589
Region of Ile de France
	1.375%, 03/14/29	EUR	300	330,862
Sanofi SA
	1.375%, 03/21/30	EUR	400	432,390
SFIL SA
	2.875%, 01/18/28	EUR	300	344,789
	4.875%, 10/03/28		400	402,262
	0.050%, 06/04/29	EUR	100	105,567
	3.125%, 09/17/29	EUR	300	344,406
TotalEnergies Capital International SA
	3.455%, 02/19/29		1,090	1,060,755
TOTAL FRANCE				17,988,948
			Face Amount^	Value†
			(000)
GERMANY — (11.6%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	900	$1,040,994
	1.500%, 01/15/30	EUR	100	109,215
	0.500%, 01/14/31	EUR	1,100	1,128,169
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	900	1,009,178
Deutsche Bahn AG
	1.000%, 12/17/27	EUR	100	112,370
	0.375%, 06/23/29	EUR	400	428,285
	1.875%, 05/24/30	EUR	740	815,278
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	600	702,127
Free & Hanseatic City of Hamburg
	2.375%, 09/25/29	EUR	800	902,901
	0.010%, 06/03/30	EUR	74	75,836
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	1,200	1,351,638
Kreditanstalt fuer Wiederaufbau
	2.375%, 10/04/29	EUR	700	792,771
	0.375%, 04/23/30	EUR	1,124	1,177,781
	3.125%, 06/07/30	EUR	900	1,041,449
Δ	0.000%, 09/17/30	EUR	1,660	1,692,129
Δ	0.000%, 01/10/31	EUR	3,400	3,428,709
Land Baden-Wuerttemberg
	2.625%, 03/12/30	EUR	400	453,891
Land Berlin
	0.100%, 01/18/30	EUR	300	312,290
	2.375%, 06/04/30	EUR	1,896	2,128,138
Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.875%, 12/07/27	GBP	1,159	1,549,977
	3.000%, 03/06/28	CAD	200	142,673
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	262	273,570
	0.050%, 12/18/29	EUR	440	459,379
	0.050%, 01/31/31	EUR	1,500	1,508,635
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	100	114,218
NRW Bank
	0.125%, 02/04/30	EUR	1,800	1,871,817
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	1,700	1,934,513
	1.000%, 02/25/30	EUR	200	214,335
	2.750%, 09/09/30	EUR	700	793,671
State of Hesse
	0.010%, 03/11/30	EUR	376	388,186
Δ	0.000%, 11/08/30	EUR	300	302,860
State of Lower Saxony
	2.500%, 01/09/30	EUR	1,478	1,669,867
	0.125%, 01/10/30	EUR	382	398,081
	2.750%, 03/25/30	EUR	3,858	4,394,506
	0.010%, 01/10/31	EUR	450	452,428

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
State of North Rhine-Westphalia
	4.375%, 10/23/28	GBP	200	$268,318
	2.650%, 01/15/30	EUR	3,400	3,861,162
	0.200%, 04/09/30	EUR	52	53,973
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,075,523
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	1,808	2,038,323
TOTAL GERMANY				43,469,164
NETHERLANDS — (9.6%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.406%, 07/07/28		400	402,064
	2.750%, 06/04/29	EUR	2,300	2,619,993
	3.125%, 01/21/30	EUR	1,600	1,835,208
BNG Bank NV
	0.100%, 01/15/30	EUR	2,100	2,188,644
	3.000%, 04/23/30	EUR	125	143,676
	2.500%, 05/21/30	EUR	5,567	6,280,227
Δ	0.000%, 01/20/31	EUR	200	200,553
Cooperatieve Rabobank UA
(r)	3M Swap + 0.730%, FRN, 5.273%, 01/27/27	AUD	5,500	3,877,003
(r)	3M Swap + 0.870%, FRN, 5.316%, 02/26/27	AUD	1,200	846,567
(r)	3M Swap + 1.180%, FRN, 5.647%, 01/19/28	AUD	4,000	2,841,761
(r)	3M Swap + 0.750%, FRN, 5.196%, 05/26/28	AUD	500	353,246
	3.957%, 10/17/28		250	247,278
(r)	SOFR + 0.590%, FRN, 4.252%, 10/17/28		740	740,410
(r)	3M Swap + 1.150%, FRN, 5.595%, 11/21/28	AUD	1,250	890,381
(r)	3M Swap + 1.030%, FRN, 5.476%, 02/26/29	AUD	500	355,357
Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	200	223,927
	3.875%, 01/31/29	GBP	400	529,898
	2.750%, 12/17/29	EUR	2,550	2,911,430
	2.500%, 05/22/30	EUR	5,845	6,584,773
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	1,600	$1,647,115
TOTAL NETHERLANDS				35,719,511
NEW ZEALAND — (5.1%)
ANZ Bank New Zealand Ltd.
	4.630%, 02/20/30	NZD	500	296,336
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	1,300	712,103
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	1,500	864,958
	4.500%, 05/15/30	NZD	15,400	9,228,666
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	1,200	687,756
	1.500%, 04/20/29	NZD	3,450	1,901,295
	2.875%, 04/01/30	EUR	2,700	3,076,480
	4.500%, 05/15/30	NZD	3,800	2,259,631
TOTAL NEW ZEALAND				19,027,225
NORWAY — (0.6%)
Equinor ASA
Ω	6.500%, 12/01/28		2,000	2,084,504
Kommunalbanken AS
	0.050%, 10/24/29	EUR	150	156,696
TOTAL NORWAY				2,241,200
SINGAPORE — (2.0%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	5.216%, 02/26/27	AUD	500	352,624
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 5.181%, 04/16/27	AUD	500	352,690
(r)	3M Swap + 0.650%, FRN, 5.093%, 02/28/28	AUD	1,000	705,353
(r)Ω	SOFR + 0.580%, FRN, 4.234%, 04/02/28		4,000	4,010,704
(r)	SOFR + 0.580%, FRN, 4.234%, 04/02/28		2,000	2,005,352
TOTAL SINGAPORE				7,426,723
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.7%)
African Development Bank
	4.625%, 02/01/28	GBP	400	540,619
Asian Development Bank
	4.125%, 02/14/28	GBP	200	268,411

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	2.150%, 07/11/28	EUR	1,400	$1,591,731
	0.025%, 01/31/30	EUR	100	103,930
Asian Infrastructure Investment Bank
	3.000%, 02/14/28	EUR	1,021	1,179,227
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	300	311,861
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	400	411,425
European Bank for Reconstruction & Development
	4.250%, 10/19/28	GBP	500	670,212
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	59,191
	2.625%, 05/07/30	EUR	8,900	10,097,595
European Investment Bank
	0.050%, 01/16/30	EUR	500	521,640
	4.000%, 04/15/30	EUR	1,500	1,789,341
	2.375%, 05/15/30	EUR	300	338,189
Δ	0.000%, 01/14/31	EUR	400	403,296
European Union
	2.875%, 10/05/29	EUR	1,100	1,263,479
	1.625%, 12/04/29	EUR	8,100	8,934,685
Inter-American Development Bank
	0.875%, 08/27/27	CAD	1,000	699,583
	3.400%, 05/24/28	CAD	2,700	1,940,259
	4.600%, 03/01/29	CAD	2,000	1,479,174
International Bank for Reconstruction & Development
	1.250%, 12/13/28	GBP	800	1,001,068
Δ	0.000%, 02/21/30	EUR	500	517,841
	4.250%, 09/18/30	CAD	600	442,832
International Development Association
	0.750%, 09/21/28	GBP	1,135	1,416,085
	2.500%, 05/28/30	EUR	3,470	3,913,596
International Finance Corp.
	4.500%, 01/31/28	GBP	200	269,848
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				40,165,118
SWEDEN — (4.0%)
Kommuninvest I Sverige AB
	3.000%, 03/12/29	SEK	15,600	1,645,711
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
(r)Ω	SOFR + 0.750%, FRN, 4.398%, 06/02/28		2,900	$2,913,941
Ω	4.000%, 03/12/29		3,700	3,638,886
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	100	116,103
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.740%, FRN, 4.380%, 05/23/28		1,650	1,657,827
	0.050%, 09/06/28	EUR	200	216,541
#Ω	4.375%, 06/11/29		2,000	1,985,524
	2.625%, 09/05/29	EUR	1,129	1,278,782
Swedbank AB
	4.125%, 11/13/28	EUR	100	117,658
(r)Ω	SOFR + 1.030%, FRN, 4.666%, 11/20/29		1,400	1,416,486
TOTAL SWEDEN				14,987,459
SWITZERLAND — (0.7%)
UBS AG
	5.650%, 09/11/28		2,400	2,451,488
UNITED KINGDOM — (1.1%)
U.K. Gilts
	4.375%, 03/07/28	GBP	3,200	4,310,809
UNITED STATES — (11.6%)
Alphabet, Inc.
	4.125%, 02/13/29	GBP	100	132,453
	3.700%, 02/15/29		1,000	979,474
	2.500%, 05/06/29	EUR	2,100	2,374,840
Amazon.com, Inc.
	2.800%, 03/16/28	EUR	200	229,671
	3.900%, 11/20/28		1,100	1,082,417
	3.400%, 06/12/29	CAD	4,000	2,844,613
	4.600%, 07/09/29		500	498,289
	3.100%, 03/16/30	EUR	1,100	1,257,454
Apple, Inc.
	1.375%, 05/24/29	EUR	150	165,786
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	1,030	1,121,404
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.112%, 02/26/28		950	952,139
	4.050%, 08/13/28		2,073	2,062,511
(r)	SOFR + 0.570%, FRN, 4.200%, 08/13/28		2,000	2,010,605
Cisco Systems, Inc.
	4.850%, 02/26/29		300	301,934

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	300	$316,976
Eli Lilly & Co.
	4.000%, 10/15/28		500	495,702
	2.125%, 06/03/30	EUR	1,450	1,608,459
Exxon Mobil Corp.
	0.524%, 06/26/28	EUR	200	220,041
Johnson & Johnson
	2.700%, 02/26/29	EUR	224	256,215
Mastercard, Inc.
	4.325%, 06/08/28		1,610	1,607,746
	1.000%, 02/22/29	EUR	300	327,529
	4.425%, 06/08/29		25	24,856
Merck & Co., Inc.
	3.400%, 03/07/29		300	291,640
National Securities Clearing Corp.
Ω	4.350%, 06/09/28		529	527,342
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	200	218,940
	3.500%, 01/17/30	EUR	1,050	1,225,887
	1.500%, 04/01/30	EUR	400	436,833
	2.625%, 10/28/30	EUR	3,900	4,407,585
	3.000%, 01/23/31	EUR	340	388,813
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	5,400	3,743,348
Novartis Capital Corp.
	3.900%, 11/05/28		264	260,841
	4.100%, 03/16/29		1,400	1,383,498
NVIDIA Corp.
	4.350%, 06/15/29		1,250	1,237,915
Procter & Gamble Co.
	3.150%, 04/29/28	EUR	100	115,658
	0.350%, 05/05/30	EUR	2,450	2,550,809
Roche Finance Europe BV
	3.227%, 05/03/30	EUR	700	807,880
Roche Holdings, Inc.
Ω	5.338%, 11/13/28		200	203,548
Ω	4.790%, 03/08/29		200	201,022
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sanofi SA
(r) SOFR + 0.540%, FRN, 4.207%, 11/03/28		1,745	$1,747,652
2.625%, 06/23/29	EUR	400	453,888
Shell International Finance BV
1.500%, 04/07/28	EUR	100	112,497
State Street Corp., SOFR + 0.640%, FRN
(r) 4.305%, 10/22/27		560	561,629
Visa, Inc.
2.250%, 05/15/28	EUR	200	227,597
2.000%, 06/15/29	EUR	1,100	1,230,767
TOTAL UNITED STATES			43,206,703
TOTAL BONDS			363,799,730
U.S. TREASURY OBLIGATIONS — (2.1%)
U.S. Treasury Notes
3.875%, 12/31/27		4,000	3,980,000
0.750%, 01/31/28		4,000	3,799,375
TOTAL U.S. TREASURY OBLIGATIONS			7,779,375
TOTAL INVESTMENT SECURITIES (Cost $376,356,765)			371,579,105

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	176,380	2,040,188
TOTAL INVESTMENTS — (100.0%)
(Cost $378,396,777)^^			$373,619,293
As of July 31, 2026, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,315,334	CAD	3,215,788	Citibank, N.A.	08/04/26	$21,374
CAD	5,308,478	USD	3,779,772	Royal Bank of Canada	08/04/26	6,994
USD	2,112,717	CAD	2,927,558	Citibank, N.A.	08/07/26	24,100
USD	13,689,289	AUD	19,200,776	NatWest Markets PLC	08/10/26	179,979
USD	10,194,327	CAD	14,114,305	Societe Generale	08/10/26	123,449
USD	10,487,946	CAD	14,577,123	NatWest Markets PLC	08/11/26	86,399
USD	8,390,756	CAD	11,655,962	Citibank, N.A.	08/12/26	73,257
USD	13,062,763	AUD	18,530,384	Australia and New Zealand Bank	08/21/26	27,749

Dimensional VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	25,681,336	EUR	22,098,739	Societe Generale	08/21/26	$181,041
USD	534,710	SEK	5,009,572	Citibank, N.A.	09/01/26	7,842
USD	538,759	GBP	399,157	Citibank, N.A.	09/18/26	807
Total Appreciation						$732,991
USD	1,489,282	CAD	2,092,690	Citibank, N.A.	08/04/26	$(3,524)
USD	1,515,646	CAD	2,134,988	HSBC Bank	08/07/26	(7,525)
USD	2,714,964	GBP	2,028,477	Citibank, N.A.	08/10/26	(18,891)
USD	1,429,485	NZD	2,506,957	Citibank, N.A.	08/12/26	(47,613)
USD	2,710,770	NZD	4,653,378	NatWest Markets PLC	08/17/26	(31,425)
USD	777,131	NZD	1,354,661	NatWest Markets PLC	08/24/26	(21,333)
USD	27,097,526	EUR	23,710,494	NatWest Markets PLC	08/24/26	(265,876)
USD	2,625,816	NZD	4,531,272	Citibank, N.A.	08/27/26	(45,255)
USD	1,447,926	NZD	2,562,630	Citibank, N.A.	08/28/26	(62,727)
USD	1,179,705	AUD	1,713,615	Societe Generale	08/28/26	(25,569)
USD	2,789,803	AUD	4,049,217	Australia and New Zealand Bank	08/31/26	(58,065)
USD	1,355,504	NZD	2,388,920	NatWest Markets PLC	08/31/26	(52,880)
USD	24,770,478	EUR	21,653,451	NatWest Markets PLC	09/04/26	(229,900)
USD	24,685,736	EUR	21,566,351	Australia and New Zealand Bank	09/08/26	(217,987)
USD	2,426,159	NZD	4,256,886	Citibank, N.A.	09/08/26	(84,064)
USD	11,767,034	EUR	10,265,553	UBS AG	09/09/26	(87,569)
USD	27,925,955	EUR	24,416,300	NatWest Markets PLC	09/10/26	(270,957)
USD	11,729,687	EUR	10,241,533	NatWest Markets PLC	09/11/26	(98,106)
USD	3,145,873	NZD	5,430,004	NatWest Markets PLC	09/14/26	(56,640)
USD	25,202,823	EUR	22,021,104	UBS AG	09/15/26	(233,013)
USD	1,984,599	CAD	2,801,857	Citibank, N.A.	09/21/26	(18,266)
USD	1,757,051	CAD	2,486,301	State Street Bank and Trust	09/21/26	(20,243)
USD	4,293,381	CAD	6,083,213	Citibank, N.A.	09/24/26	(55,702)
USD	9,639,155	CAD	13,674,164	Australia and New Zealand Bank	09/25/26	(137,387)
USD	9,174,100	CAD	12,959,857	HSBC Bank	09/28/26	(92,998)
USD	3,539,246	GBP	2,672,070	Citibank, N.A.	10/01/26	(61,976)
USD	10,815,781	CAD	15,302,318	Royal Bank of Canada	10/02/26	(128,305)
USD	4,197,156	GBP	3,134,059	Societe Generale	10/09/26	(26,728)
USD	1,133,890	SEK	10,858,124	Citibank, N.A.	10/16/26	(10,827)
USD	3,795,075	CAD	5,308,478	Royal Bank of Canada	11/02/26	(6,944)
Total (Depreciation)						$(2,478,295)
Total Appreciation (Depreciation)						$(1,745,304)
As of July 31, 2026, the value of Rule 144A securities amounted to $33,962,616 or 9.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$29,020,416	—	$29,020,416
Austria	—	1,042,732	—	1,042,732
Belgium	—	11,112,204	—	11,112,204
Canada	—	72,784,574	—	72,784,574
Denmark	—	3,172,743	—	3,172,743
Finland	—	15,672,713	—	15,672,713

Dimensional VA Global Bond Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$17,988,948	—	$17,988,948
Germany	—	43,469,164	—	43,469,164
Netherlands	—	35,719,511	—	35,719,511
New Zealand	—	19,027,225	—	19,027,225
Norway	—	2,241,200	—	2,241,200
Singapore	—	7,426,723	—	7,426,723
Supranational Organization Obligations	—	40,165,118	—	40,165,118
Sweden	—	14,987,459	—	14,987,459
Switzerland	—	2,451,488	—	2,451,488
United Kingdom	—	4,310,809	—	4,310,809
United States	—	43,206,703	—	43,206,703
U.S. Treasury Obligations	—	7,779,375	—	7,779,375
Securities Lending Collateral	—	2,040,188	—	2,040,188
Total Investments in Securities	—	$373,619,293	—	$373,619,293
Financial Instruments
Assets
Forward Currency Contracts**	—	732,991	—	732,991
Liabilities
Forward Currency Contracts**	—	(2,478,295)	—	(2,478,295)
Total Financial Instruments	—	$(1,745,304)	—	$(1,745,304)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (98.8%)
U.S. Treasury Inflation-Indexed Bonds
2.500%, 01/15/29	9,285	$9,344,578
3.875%, 04/15/29	16,794	17,500,848
3.375%, 04/15/32	16,271	17,307,204
2.125%, 02/15/40	12,246	11,465,309
2.125%, 02/15/41	13,464	12,439,233
0.750%, 02/15/42	9,638	7,071,705
0.625%, 02/15/43	7,287	5,087,710
1.375%, 02/15/44	5,176	4,045,664
0.750%, 02/15/45	4,269	2,892,759
1.000%, 02/15/46	6,363	4,449,415
U.S. Treasury Inflation-Indexed Notes
0.875%, 01/15/29	12,473	12,078,113
0.250%, 07/15/29	3,471	3,295,458
0.125%, 01/15/30	18,558	17,330,025
0.125%, 07/15/30	7,057	6,550,674
0.125%, 01/15/31	19,453	17,832,430
0.125%, 07/15/31	22,815	20,764,907
0.125%, 01/15/32	22,361	20,053,456
0.625%, 07/15/32	15,164	13,904,220
1.125%, 01/15/33	10,686	9,991,707
1.375%, 07/15/33	3,310	3,134,024
1.750%, 01/15/34	8,502	8,193,141
1.875%, 07/15/34	3,737	3,627,464
2.125%, 01/15/35	10,086	9,904,867
TOTAL U.S. TREASURY OBLIGATIONS		238,264,911

		Shares
MONEY MARKET FUNDS — (1.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	2,968,765	2,968,765
TOTAL INVESTMENTS — (100.0%)
(Cost $253,653,021)^^			$241,233,676
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$238,264,911	—	$238,264,911
Money Market Funds	$2,968,765	—	—	2,968,765
Total Investments in Securities	$2,968,765	$238,264,911	—	$241,233,676

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (47.4%)
U.S. Core Equity 2 Portfolio	1,984,757	$98,205,778
U.S. Core Equity 1 Portfolio	637,729	35,330,189
Dimensional VA U.S. Large Value Portfolio	172,453	7,168,874
DFA Real Estate Securities Portfolio	58,374	2,702,728
TOTAL DOMESTIC EQUITIES		143,407,569
INTERNATIONAL EQUITIES — (17.7%)
International Core Equity 2 Portfolio	1,413,282	31,742,309
Emerging Markets Core Equity 2 Portfolio	519,805	17,106,786
Dimensional VA International Value Portfolio	172,053	3,726,667
DFA International Real Estate Securities Portfolio	229,248	896,359
TOTAL INTERNATIONAL EQUITIES		53,472,121
FIXED INCOME (INTERNATIONAL) — (34.9%)
DFA Selectively Hedged Global Fixed Income Portfolio	4,013,763	37,689,233
Dimensional VA Global Bond Portfolio	3,806,152	37,642,849
DFA Two-Year Global Fixed Income Portfolio	1,535,334	15,030,921
Dimensional VA Short-Term Fixed Portfolio	1,463,436	15,029,487
TOTAL FIXED INCOME (INTERNATIONAL)		105,392,490
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $188,135,439)		$302,272,180

MONEY MARKET FUNDS — (0.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $108,801)	108,801	108,801
TOTAL INVESTMENTS — (100.0%) (Cost $188,244,240)^^		$302,380,981
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$302,272,180	—	—	$302,272,180
Money Market Funds	108,801	—	—	108,801
Total Investments in Securities	$302,380,981	—	—	$302,380,981

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (5.5%)
	Alphabet, Inc. (GOOG US), Class C	228,439	$81,472,770
	Alphabet, Inc. (GOOGL US), Class A	256,107	91,207,386
#*	Live Nation Entertainment, Inc.	113,187	19,709,252
*	Netflix, Inc.	786,979	56,434,264
TOTAL COMMUNICATION SERVICES			248,823,672
CONSUMER DISCRETIONARY — (8.1%)
*	Airbnb, Inc., Class A	3,867	585,928
	Booking Holdings, Inc.	15,125	2,917,612
*	Burlington Stores, Inc.	22,973	8,465,091
#*	Carvana Co.	137,415	8,569,199
*	Chipotle Mexican Grill, Inc.	481,735	17,930,177
	Darden Restaurants, Inc.	46,062	9,377,302
	eBay, Inc.	109,445	12,477,824
	Expedia Group, Inc.	75,523	22,259,649
	Home Depot, Inc.	367,028	121,838,615
	Las Vegas Sands Corp.	499,728	24,431,702
	Marriott International, Inc., Class A	1	373
	Ross Stores, Inc.	148,747	37,345,909
	Royal Caribbean Cruises Ltd.	24,434	7,777,342
	Starbucks Corp.	35,855	3,773,739
	Tapestry, Inc.	118,345	18,032,228
	TJX Cos., Inc.	332,334	52,289,432
*	Ulta Beauty, Inc.	9,021	4,626,239
	Williams-Sonoma, Inc.	39,372	9,002,802
TOTAL CONSUMER DISCRETIONARY			361,701,163
CONSUMER STAPLES — (9.5%)
	Altria Group, Inc.	75,276	5,143,609
	Clorox Co.	15,066	1,439,255
	Coca-Cola Co.	943,991	82,684,172
	Colgate-Palmolive Co.	507,240	46,311,012
	Costco Wholesale Corp.	98,743	93,992,474
	Estee Lauder Cos., Inc., Class A	834	69,973
	Hershey Co.	13,147	2,301,382
#	Kimberly-Clark Corp.	241,843	26,435,858
	PepsiCo, Inc.	235,915	32,924,297
	Sysco Corp.	481,230	41,020,045
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	845,087	$93,973,675
TOTAL CONSUMER STAPLES			426,295,752
ENERGY — (1.4%)
	Cheniere Energy, Inc.	14,043	3,701,314
	Targa Resources Corp.	204,395	55,262,276
	Texas Pacific Land Corp.	4,850	1,952,513
TOTAL ENERGY			60,916,103
FINANCIALS — (8.9%)
	Ameriprise Financial, Inc.	27,328	14,916,716
	Aon PLC, Class A	5,502	1,983,746
	Equitable Holdings, Inc.	112,963	5,382,687
	Marsh & McLennan Cos., Inc.	1,350	256,081
	Mastercard, Inc., Class A	253,231	145,126,686
	Moody's Corp.	87,607	41,909,437
	Visa, Inc., Class A	514,980	188,549,627
TOTAL FINANCIALS			398,124,980
HEALTH CARE — (9.6%)
	AbbVie, Inc.	101,815	25,549,456
*	Alnylam Pharmaceuticals, Inc.	26,771	5,501,976
	Amgen, Inc.	239,441	92,223,096
#	Cencora, Inc.	156,248	48,646,252
*	Dexcom, Inc.	22,911	1,911,923
	Eli Lilly & Co.	194,349	223,275,905
*	IDEXX Laboratories, Inc.	34,332	19,193,991
	Zoetis, Inc.	170,233	13,157,309
TOTAL HEALTH CARE			429,459,908
INDUSTRIALS — (15.4%)
	3M Co.	329,775	58,132,737
*	ATI, Inc.	20,080	3,763,795
	Automatic Data Processing, Inc.	121,764	32,445,235
	Broadridge Financial Solutions, Inc.	12,694	1,954,241
	BWX Technologies, Inc.	5,214	879,602
	Carpenter Technology Corp.	80	41,573

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Caterpillar, Inc.	137,568	$112,091,782
	CH Robinson Worldwide, Inc.	3,135	463,134
	Cintas Corp.	171,285	35,050,050
	Comfort Systems USA, Inc.	5,889	10,186,144
	EMCOR Group, Inc.	5,308	4,232,758
	Fastenal Co.	409,379	19,531,472
	Ferguson Enterprises, Inc.	1,776	416,170
	FTAI Aviation Ltd.	29,957	6,171,142
	General Electric Co.	207,746	74,803,102
*	Honeywell Aerospace, Inc.	83,093	17,178,647
	Honeywell International, Inc.	83,093	20,195,754
	Howmet Aerospace, Inc.	47,565	13,425,697
	Illinois Tool Works, Inc.	206,862	59,359,051
	Lennox International, Inc.	14,580	6,063,530
	Lockheed Martin Corp.	63,007	36,716,699
	Old Dominion Freight Line, Inc.	44,783	9,500,266
	Paychex, Inc.	101,472	11,855,989
	Rockwell Automation, Inc.	23,743	11,398,539
	Rollins, Inc.	127,013	4,822,684
*	Sterling Infrastructure, Inc.	1,527	911,268
	Trane Technologies PLC	38,388	17,464,621
	Union Pacific Corp.	92,653	27,066,721
	Verisk Analytics, Inc.	33,531	6,533,515
	Vertiv Holdings Co., Class A	106,491	25,725,031
	Waste Management, Inc.	65,035	14,733,679
	WW Grainger, Inc.	33,886	46,837,907
*	XPO, Inc.	7,754	1,558,321
TOTAL INDUSTRIALS			691,510,856
INFORMATION TECHNOLOGY — (37.1%)
*	Adobe, Inc.	26,316	6,589,790
	Amphenol Corp., Class A	206,988	33,262,972
	Apple, Inc.	966,909	298,687,859
	Applied Materials, Inc.	153,484	77,919,222
*	AppLovin Corp., Class A	68,912	27,282,261
*	Autodesk, Inc.	80,243	18,792,911
	Broadcom, Inc.	537,403	209,200,240
*	CoreWeave, Inc., Class A	83,915	6,022,580
*	Flex Ltd.	7,667	872,121
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* Fortinet, Inc.	407,602	$66,011,144
International Business Machines Corp.	105,316	23,553,923
Jabil, Inc.	93,715	29,524,911
KLA Corp.	388,859	71,091,202
Lam Research Corp.	405,069	118,693,318
* Manhattan Associates, Inc.	515	98,550
Micron Technology, Inc.	73,917	60,835,909
Microsoft Corp.	103,517	48,106,420
Motorola Solutions, Inc.	99,493	43,354,075
NetApp, Inc.	140,317	25,046,584
NVIDIA Corp.	1,567,678	314,711,358
Oracle Corp.	518,609	67,351,751
Seagate Technology Holdings PLC	53,019	45,391,156
Texas Instruments, Inc.	157,968	43,558,096
Western Digital Corp.	51,865	28,258,127
TOTAL INFORMATION TECHNOLOGY		1,664,216,480
MATERIALS — (1.0%)
Ecolab, Inc.	13,308	3,694,700
Sherwin-Williams Co.	117,988	40,216,210
Southern Copper Corp.	2,808	513,049
TOTAL MATERIALS		44,423,959
UTILITIES — (1.3%)
NRG Energy, Inc.	121,397	16,302,403
Vistra Corp.	284,340	42,136,345
TOTAL UTILITIES		58,438,748
TOTAL COMMON STOCKS Cost ($2,679,049,169)		4,383,911,621

SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	4,740,389	54,832,081
MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	42,128,290	42,128,290
TOTAL INVESTMENTS — (100.0%)
(Cost $2,776,002,380)^^			$4,480,871,992

U.S. Large Cap Growth Portfolio
CONTINUED
As of July 31, 2026, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	169	09/18/26	$63,114,574	$63,537,663	$423,089
Total Futures Contracts			$63,114,574	$63,537,663	$423,089
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$248,823,672	—	—	$248,823,672
Consumer Discretionary	361,701,163	—	—	361,701,163
Consumer Staples	426,295,752	—	—	426,295,752
Energy	60,916,103	—	—	60,916,103
Financials	398,124,980	—	—	398,124,980
Health Care	429,459,908	—	—	429,459,908
Industrials	691,510,856	—	—	691,510,856
Information Technology	1,664,216,480	—	—	1,664,216,480
Materials	44,423,959	—	—	44,423,959
Utilities	58,438,748	—	—	58,438,748
Securities Lending Collateral	—	$54,832,081	—	54,832,081
Money Market Funds	42,128,290	—	—	42,128,290
Total Investments in Securities	$4,426,039,911	$54,832,081	—	$4,480,871,992
Financial Instruments
Assets
Futures Contracts**	423,089	—	—	423,089
Total Financial Instruments	$423,089	—	—	$423,089
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.8%)
COMMUNICATION SERVICES — (2.8%)
*	Anterix, Inc.	12,483	$1,161,169
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,989	597,911
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	58,522	2,974,673
*	Bandwidth, Inc., Class A	14,074	550,856
#*	Cargurus, Inc.	50,875	1,843,710
	Cinemark Holdings, Inc.	149,564	5,472,547
*	EverQuote, Inc., Class A	1,472	37,124
*	Globalstar, Inc.	20,334	1,695,449
*	Grindr, Inc.	144,128	2,499,180
	IDT Corp., Class B	30,201	1,989,038
#*	IMAX Corp.	72,775	3,481,556
	Iridium Communications, Inc.	134,617	6,372,769
	John Wiley & Sons, Inc. (WLY US), Class A	1,710	89,262
*	Liberty Latin America Ltd. (LILA US), Class A	50,051	407,916
*	Liberty Latin America Ltd. (LILAK US), Class C	177,922	1,435,831
*	Lumen Technologies, Inc.	571,517	3,646,278
*	Madison Square Garden Entertainment Corp.	50,351	3,890,118
*	Magnite, Inc.	62,924	1,214,433
	New York Times Co., Class A	135,868	10,175,155
	Nexstar Media Group, Inc.	31,248	5,953,681
*	Pinterest, Inc., Class A	207,350	4,978,473
*	QuinStreet, Inc.	95	1,473
*	USA TODAY Co., Inc.	187,564	1,629,931
TOTAL COMMUNICATION SERVICES			62,098,533
CONSUMER DISCRETIONARY — (15.5%)
*	Abercrombie & Fitch Co., Class A	34,726	3,456,626
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Accel Entertainment, Inc.	46,293	$556,442
	Acushnet Holdings Corp.	73,215	7,414,483
*	American Public Education, Inc.	18,396	892,390
	Aramark	154,275	8,789,047
	Autoliv, Inc.	74,663	9,196,242
*	AutoNation, Inc.	21,352	4,535,165
	Best Buy Co., Inc.	91,168	7,864,152
*	BJ's Restaurants, Inc.	60	4,057
#*	Boot Barn Holdings, Inc.	33,627	5,010,087
#	Boyd Gaming Corp.	2,041	173,607
*	Bright Horizons Family Solutions, Inc.	15,690	1,169,533
*	Brinker International, Inc.	52,887	11,301,952
	Brunswick Corp.	30,360	2,398,440
#	Buckle, Inc.	68,553	3,000,565
#	Build-A-Bear Workshop, Inc.	15,652	530,916
*	Capri Holdings Ltd.	92,510	1,473,684
*	Cavco Industries, Inc.	8,583	4,695,158
*	Champion Homes, Inc.	26,649	2,121,527
	Cheesecake Factory, Inc.	64,811	6,573,132
*	Chewy, Inc., Class A	240,255	5,429,763
	Choice Hotels International, Inc.	34,922	3,893,454
	Churchill Downs, Inc.	26,553	2,238,418
*	Citi Trends, Inc.	8,773	584,896
*	Cooper-Standard Holdings, Inc.	7,200	212,184
*	Coursera, Inc.	140,589	746,528
*	Covista, Inc.	38,605	4,819,834
*	Crocs, Inc.	57,014	7,298,362
*	Dave & Buster's Entertainment, Inc.	14,715	159,511
*	Deckers Outdoor Corp.	11,761	1,139,406
	Dillard's, Inc., Class A	9,897	5,822,801
#*	Dorman Products, Inc.	17,702	2,357,198
*	DraftKings, Inc., Class A	429,229	10,078,297
*	Driven Brands Holdings, Inc.	28,538	407,237
#*	Dutch Bros, Inc., Class A	141,363	9,305,926
*	Envela Corp.	13,982	303,130
*	Figs, Inc., Class A	201,324	2,154,167
*	Five Below, Inc.	54,635	11,862,897

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Frontdoor, Inc.	81,526	$5,921,233
	Genuine Parts Co.	7,324	910,886
*	Grand Canyon Education, Inc.	33,040	4,802,034
	H&R Block, Inc.	70,866	3,120,230
	Hasbro, Inc.	137,714	12,936,853
*	Hilton Grand Vacations, Inc.	81,097	3,741,815
	Installed Building Products, Inc.	31,706	7,068,536
	Kontoor Brands, Inc.	72,290	6,053,565
*	Kura Sushi USA, Inc., Class A	11,571	533,076
*	Laureate Education, Inc.	162,209	6,214,227
*	Legacy Education, Inc.	1,168	13,771
	Levi Strauss & Co., Class A	94,905	2,327,071
*	Lincoln Educational Services Corp.	40,200	1,681,164
*	MasterCraft Boat Holdings, Inc.	87	2,081
*	MGM Resorts International	3,707	165,221
	Murphy USA, Inc.	21,049	12,792,740
*	Norwegian Cruise Line Holdings Ltd.	475,482	8,810,681
	OneSpaWorld Holdings Ltd.	131,024	3,375,178
#	Papa John's International, Inc.	6,657	199,044
#	Patrick Industries, Inc.	9,863	814,191
	Polaris, Inc.	71,714	4,810,575
	Pool Corp.	40,112	7,449,199
	Red Rock Resorts, Inc., Class A	49,765	3,206,857
*	Revolve Group, Inc.	41,403	1,039,629
#*	RH	22,573	3,736,283
*	Rush Street Interactive, Inc.	116,010	3,121,829
#*	Savers Value Village, Inc.	114,298	1,172,697
#	Service Corp. International	133,361	11,494,385
*	Shake Shack, Inc., Class A	48,889	3,067,785
#*	Six Flags Entertainment Corp.	39,069	677,066
	Sonic Automotive, Inc., Class A	2,211	202,483
*	Sonos, Inc.	138,531	2,030,864
	Steven Madden Ltd.	94,479	4,353,592
*	Target Hospitality Corp.	13,849	210,505
	Texas Roadhouse, Inc.	62,859	12,913,753
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	United Parks & Resorts, Inc.	30,650	$1,367,909
*	Universal Technical Institute, Inc.	70,706	2,779,453
#	Vail Resorts, Inc.	43,298	6,467,855
#*	Valvoline, Inc.	155,388	5,968,453
	VF Corp.	424,204	6,074,601
*	Victoria's Secret & Co.	97,556	8,651,266
#	Wendy's Co.	152,380	1,121,517
	Wolverine World Wide, Inc.	106,585	2,097,593
	Wyndham Hotels & Resorts, Inc.	91,347	6,838,236
#*	XPEL, Inc.	32,027	1,421,038
*	YETI Holdings, Inc.	95,416	4,669,659
TOTAL CONSUMER DISCRETIONARY			338,399,893
CONSUMER STAPLES — (4.6%)
#	Albertsons Cos., Inc., Class A	560,109	6,486,062
*	BJ's Wholesale Club Holdings, Inc.	126,858	12,404,175
#	Brown-Forman Corp. (BF/A US), Class A	31,040	906,989
#	Brown-Forman Corp. (BFB US), Class B	136,423	3,919,433
*	Chefs' Warehouse, Inc.	52,905	6,102,592
	Coca-Cola Consolidated, Inc.	40,834	7,672,709
#*	elf Beauty, Inc.	46,544	3,858,032
	Energizer Holdings, Inc.	49,014	1,027,824
	Interparfums, Inc.	38,125	4,748,469
	Lamb Weston Holdings, Inc.	159,530	8,383,302
*	Lifeway Foods, Inc.	14,099	419,868
#*	Mama's Creations, Inc.	24,672	454,705
*	Maplebear, Inc.	190,164	8,481,314
	Marzetti Co.	20,061	2,143,919
*	National Beverage Corp.	97,264	3,077,433
	Natural Grocers by Vitamin Cottage, Inc., Class C	22,206	711,924
*	Niagen Bioscience, Inc.	82,217	279,538
	Oil-Dri Corp. of America	12,660	1,255,999
#	PriceSmart, Inc.	29,960	5,809,544
	Primo Brands Corp.	69,986	1,588,682
#*	Sprouts Farmers Market, Inc.	103,119	8,987,852
#	Tootsie Roll Industries, Inc.	48,365	1,887,202

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Turning Point Brands, Inc.	24,799	$1,850,253
*	Vita Coco Co., Inc.	73,668	4,857,668
	WD-40 Co.	17,538	3,983,581
TOTAL CONSUMER STAPLES			101,299,069
ENERGY — (3.2%)
	Antero Midstream Corp.	476,975	10,479,141
	Archrock, Inc.	210,585	7,530,520
	Cactus, Inc., Class A	80,345	5,223,228
#*	Centrus Energy Corp., Class A	18,870	3,338,669
	CVR Energy, Inc.	114,894	4,092,524
	Delek U.S. Holdings, Inc.	38,317	2,600,575
	DHT Holdings, Inc.	96,657	1,794,920
	Energy Services of America Corp.	23,892	343,567
	Excelerate Energy, Inc., Class A	19,212	754,455
	Flowco Holdings, Inc., Class A	187	3,824
	Kodiak Gas Services, Inc.	117,270	6,884,922
#	Magnolia Oil & Gas Corp., Class A	170,974	4,395,742
	Nordic American Tankers Ltd.	46,715	305,049
*	Oceaneering International, Inc.	128,229	6,255,011
*	REX American Resources Corp.	2,166	93,225
	Select Water Solutions, Inc.	29,471	545,803
#	Solaris Energy Infrastructure, Inc.	27,305	1,403,750
*	TETRA Technologies, Inc.	168,396	1,296,649
*	Tidewater, Inc.	53,490	4,014,959
*	Uranium Energy Corp.	700	6,720
	Weatherford International PLC	84,057	7,379,364
TOTAL ENERGY			68,742,617
FINANCIALS — (10.4%)
	Acadian Asset Management, Inc.	45,747	3,956,658
#	Artisan Partners Asset Management, Inc., Class A	90,556	3,553,417
#*	Baldwin Insurance Group, Inc.	70,330	1,950,954
*	Bancorp, Inc.	57,108	3,830,234
		Shares	Value†
FINANCIALS — (Continued)
	BGC Group, Inc., Class A	439,160	$5,059,123
	Cass Information Systems, Inc.	796	44,512
	Cohen & Steers, Inc.	65,075	5,353,720
	Crawford & Co. (CRD/A US), Class A	30,333	330,933
	Crawford & Co. (CRD/B US), Class B	30,600	308,142
#*	Credit Acceptance Corp.	12,186	6,932,737
#*	Dave, Inc.	14,882	5,546,373
	DigitalBridge Group, Inc.	95,545	1,516,299
*	Donnelley Financial Solutions, Inc.	33,827	1,600,017
*	Enova International, Inc.	25,208	6,406,361
#	Erie Indemnity Co., Class A	20,939	5,068,076
	Esquire Financial Holdings, Inc.	10,992	1,420,386
	Evercore, Inc., Class A	21,300	6,827,928
	FactSet Research Systems, Inc.	30,463	8,017,862
	Federated Hermes, Inc.	89,311	5,355,088
	First Financial Bankshares, Inc.	89,328	3,138,986
	FirstCash Holdings, Inc.	42,163	8,601,674
#*	Galaxy Digital, Inc., Class A	24,015	504,555
#*	GBank Financial Holdings, Inc.	2,169	45,159
	GCM Grosvenor, Inc., Class A	10,750	134,160
*	Goosehead Insurance, Inc., Class A	8,436	523,032
*	Hagerty, Inc., Class A	22,956	264,683
	Hamilton Lane, Inc., Class A	36,210	3,219,431
#	Houlihan Lokey, Inc.	29,268	3,672,841
	Jack Henry & Associates, Inc.	68,361	10,530,328
	Kinsale Capital Group, Inc.	27,117	9,665,041
	Lazard, Inc.	144,589	6,127,682
	MarketAxess Holdings, Inc.	42,667	6,924,854
	Moelis & Co., Class A	95,092	6,378,771
	Morningstar, Inc.	41,162	7,926,566
*	NCR Atleos Corp.	94,957	4,465,828
*	OppFi, Inc.	45,337	424,808

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Oscar Health, Inc., Class A	88,689	$2,768,871
*	Palomar Holdings, Inc.	33,694	4,507,920
*	Paymentus Holdings, Inc., Class A	8,068	275,119
*	Payoneer Global, Inc.	349,314	2,504,581
*	Paysign, Inc.	47,235	423,226
	Piper Sandler Cos.	80,846	6,128,127
	PJT Partners, Inc., Class A	28,719	4,833,695
	Primerica, Inc.	30,170	9,653,193
*	Remitly Global, Inc.	263,293	5,995,182
	RLI Corp.	68,207	4,176,997
*	Root, Inc., Class A	843	45,648
#	Ryan Specialty Holdings, Inc.	32,123	1,418,552
	SEI Investments Co.	99,148	10,210,261
	ServisFirst Bancshares, Inc.	25,424	2,275,448
#*	Shift4 Payments, Inc., Class A	16,181	857,593
	Silvercrest Asset Management Group, Inc., Class A	3,500	35,980
*	StoneX Group, Inc.	48,525	3,715,559
*	Trupanion, Inc.	12,336	302,109
#*	Upstart Holdings, Inc.	112,500	3,087,000
	UWM Holdings Corp.	3,321	6,044
	Virtu Financial, Inc., Class A	83,518	4,905,012
#	Western Union Co.	376,031	2,391,557
*	WEX, Inc.	40,845	7,636,381
#	WisdomTree, Inc.	176,215	3,413,284
TOTAL FINANCIALS			227,194,558
HEALTH CARE — (11.4%)
*	10X Genomics, Inc., Class A	52,624	2,487,536
*	ACADIA Pharmaceuticals, Inc.	171,200	4,428,944
*	Alignment Healthcare, Inc.	551	8,182
*	Alkermes PLC	111,308	5,452,979
*	Amneal Pharmaceuticals, Inc.	145,122	2,658,635
*	ANI Pharmaceuticals, Inc.	29,204	2,314,125
*	Arrowhead Pharmaceuticals, Inc.	116,118	9,829,389
*	Artivion, Inc.	10,390	278,764
*	AtriCure, Inc.	48,166	1,818,748
*	Aveanna Healthcare Holdings, Inc.	50,369	472,965
*	BioLife Solutions, Inc.	92	2,878
		Shares	Value†
HEALTH CARE — (Continued)
	Bio-Techne Corp.	85,905	$6,192,891
*	Bioventus, Inc., Class A	70,991	934,951
*	BrightSpring Health Services, Inc.	111,474	6,656,113
*	Brookdale Senior Living, Inc.	122,695	1,791,347
#	Bruker Corp.	45,845	2,880,900
*	CareDx, Inc.	56,377	2,464,239
*	Charles River Laboratories International, Inc.	6,096	1,417,381
	Chemed Corp.	18,069	9,617,225
*	Collegium Pharmaceutical, Inc.	44,485	1,574,324
	Concentra Group Holdings Parent, Inc.	163,566	5,176,864
*	Corcept Therapeutics, Inc.	52,007	5,954,281
*	CorVel Corp.	62,443	3,750,327
*	CytomX Therapeutics, Inc.	152,903	473,999
*	DaVita, Inc.	29,585	7,103,063
*	Delcath Systems, Inc.	2,307	28,192
*	Electromed, Inc.	9,757	397,403
	Encompass Health Corp.	93,383	10,372,050
	Ensign Group, Inc.	27,958	4,980,997
*	Eton Pharmaceuticals, Inc.	2,341	108,669
*	Exelixis, Inc.	237,877	12,614,617
*	Fortrea Holdings, Inc.	174	3,336
*	Guardian Pharmacy Services, Inc., Class A	45,587	1,802,054
*	Haemonetics Corp.	53,867	4,607,783
*	Halozyme Therapeutics, Inc.	143,312	11,828,972
#*	Harrow, Inc.	48,136	1,866,233
*	HealthEquity, Inc.	64,190	6,458,156
*	Henry Schein, Inc.	28,821	2,471,401
*	InfuSystem Holdings, Inc.	14,045	128,371
*	Innovage Holding Corp.	17,161	194,949
*	Insulet Corp.	47,823	7,907,533
	iRadimed Corp.	15,946	1,448,854
*	Jazz Pharmaceuticals PLC	28,146	7,116,998
*	Kiniksa Pharmaceuticals International PLC	23,977	1,782,450
#*	Krystal Biotech, Inc.	14,361	4,898,824
*	Lantheus Holdings, Inc.	76,668	7,639,199
	LeMaitre Vascular, Inc.	15,570	1,577,552

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ligand Pharmaceuticals, Inc.	19,367	$5,568,787
*	LivaNova PLC	65,921	5,282,909
*	Medpace Holdings, Inc.	27,467	15,851,480
*	Merit Medical Systems, Inc.	52,617	4,472,971
	Mesa Laboratories, Inc.	737	74,297
*	Monte Rosa Therapeutics, Inc.	51,951	858,231
	NRC Health	22,603	440,985
*	Option Care Health, Inc.	76,930	1,771,698
	Organon & Co.	32,554	441,107
*	Pacific Biosciences of California, Inc.	175,075	245,105
*	PACS Group, Inc.	137,127	6,309,213
*	Pennant Group, Inc.	30,011	1,210,043
#	Phibro Animal Health Corp., Class A	26,223	952,682
*	Privia Health Group, Inc.	138,526	3,278,910
*	Pro-Dex, Inc.	12	703
*	Progyny, Inc.	111,422	3,468,567
*	Protalix BioTherapeutics, Inc.	4,774	11,314
*	Puma Biotechnology, Inc.	155	1,229
*	RadNet, Inc.	54,480	3,474,734
*	Repligen Corp.	24,980	3,522,430
*	Sanara Medtech, Inc.	586	19,842
*	Sotera Health Co.	358,309	6,399,399
#*	Stoke Therapeutics, Inc.	60,396	1,743,029
*	Supernus Pharmaceuticals, Inc.	49,268	2,198,831
*	Tactile Systems Technology, Inc.	24,080	678,334
*	TransMedics Group, Inc.	257	19,663
#*	UFP Technologies, Inc.	9,754	2,485,124
*	Veracyte, Inc.	157	7,272
*	Vericel Corp.	36,871	1,694,591
*	Xeris Biopharma Holdings, Inc.	40,308	325,689
TOTAL HEALTH CARE			248,784,812
INDUSTRIALS — (24.0%)
#	A.O. Smith Corp.	105,914	6,368,609
	AAON, Inc.	51,155	4,555,864
*	AAR Corp.	12,022	1,683,561
	Acuity, Inc.	18,016	5,916,274
		Shares	Value†
INDUSTRIALS — (Continued)
#	Advanced Drainage Systems, Inc.	72,532	$10,044,231
	AECOM	117,682	8,519,000
#	Allegion PLC	78,988	12,432,711
#	Allient, Inc.	21,596	1,888,786
	Allison Transmission Holdings, Inc.	89,446	10,245,145
*	Alta Equipment Group, Inc.	40,974	269,609
	Applied Industrial Technologies, Inc.	34,964	12,069,922
	Argan, Inc.	14,858	8,475,449
	Armstrong World Industries, Inc.	44,888	7,840,138
#*	Astronics Corp. (ATRO US)	41,116	2,857,151
*	Astronics Corp. (ATROB US), Class B	8,223	567,551
	Atmus Filtration Technologies, Inc.	98,615	5,091,492
	AZZ, Inc.	14,973	2,166,893
	Barrett Business Services, Inc.	32,933	1,285,704
#*	Blue Bird Corp.	41,586	3,093,583
	Booz Allen Hamilton Holding Corp.	130,741	9,115,263
	Brady Corp., Class A	45,372	4,277,218
#	Brink's Co.	49,772	5,895,493
*	Byrna Technologies, Inc.	6,342	28,856
*	CACI International, Inc., Class A	6,110	3,041,253
#	Cadre Holdings, Inc.	50,642	1,561,293
*	Casella Waste Systems, Inc., Class A	61,180	5,488,458
*	CECO Environmental Corp.	75,540	4,977,331
*	Centuri Holdings, Inc.	51,334	1,429,139
*	Clean Harbors, Inc.	7,763	2,428,887
#*	Construction Partners, Inc., Class A	49,045	5,068,801
*	Core & Main, Inc., Class A	178,195	7,835,234
	CRA International, Inc.	8,434	1,509,939
	Crane Co.	5,799	1,237,855
	CSW Industrials, Inc.	12,394	3,952,818
*	Custom Truck One Source, Inc.	30,909	313,726
	Donaldson Co., Inc.	109,839	10,351,227
	Douglas Dynamics, Inc.	27,570	1,216,664
*	DXP Enterprises, Inc.	20,103	3,156,573
*	Dycom Industries, Inc.	17,387	6,973,404
	Enerpac Tool Group Corp.	67,827	2,424,137

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	16,198	$3,013,638
	Enpro, Inc.	19,024	5,972,014
*	Enviri Corp.	30,990	687,358
	Esab Corp.	1,903	164,667
#	ESCO Technologies, Inc.	16,380	5,164,450
	Espey Mfg. & Electronics Corp.	388	22,958
*	Everus Construction Group, Inc.	58,786	7,373,528
*	ExlService Holdings, Inc.	181,439	6,156,225
#	Exponent, Inc.	60,336	4,033,462
	Federal Signal Corp.	69,015	8,623,424
#	Flowserve Corp.	76,484	5,812,019
*	Forward Air Corp.	34,700	487,535
	Franklin Electric Co., Inc.	44,434	4,653,128
*	FTI Consulting, Inc.	17,131	2,730,339
*	Generac Holdings, Inc.	17,346	3,419,070
	Global Industrial Co.	44,367	1,585,677
	Gorman-Rupp Co.	33,509	2,720,596
	Graco, Inc.	35,649	2,829,818
*	Graham Corp.	6,356	609,540
	Granite Construction, Inc.	50,087	6,059,024
	Griffon Corp.	56,665	4,882,823
*	Healthcare Services Group, Inc.	17,948	418,188
	Helios Technologies, Inc.	7,478	582,611
	Hexcel Corp.	75,175	7,739,266
*	Huron Consulting Group, Inc.	19,220	2,917,019
*	IBEX Holdings Ltd.	15,921	562,648
*	IES Holdings, Inc.	20,214	15,050,132
*	Innodata, Inc.	41,430	2,603,047
*	Innovative Solutions & Support, Inc.	23,085	422,225
#	Insperity, Inc.	15,181	768,310
	Interface, Inc.	64,919	2,224,125
	ITT, Inc.	2,779	544,628
	Kadant, Inc.	12,261	3,770,258
	Karat Packaging, Inc.	20,997	844,919
	KBR, Inc.	3,565	130,515
	Kforce, Inc.	22,570	1,281,299
	Landstar System, Inc.	20,672	3,612,845
*	Legalzoom.com, Inc.	206,422	1,624,541
	Leonardo DRS, Inc.	73,666	3,392,319
*	Limbach Holdings, Inc.	14,876	1,066,609
	Lincoln Electric Holdings, Inc.	220	57,488
*	Liquidity Services, Inc.	36,811	1,434,893
*	Loar Holdings, Inc.	29,015	1,986,077
	Louisiana-Pacific Corp.	56,450	4,088,673
	LSI Industries, Inc.	20,356	476,127
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mayville Engineering Co., Inc.	5,156	$132,355
*	Middleby Corp.	8,908	1,189,931
*	Midera Food Processing, Inc.	8,908	427,139
*	Modine Manufacturing Co.	25,650	5,157,189
	Moog, Inc., Class A	14,828	5,780,696
	MSA Safety, Inc.	39,716	7,556,763
	MSC Industrial Direct Co., Inc., Class A	58,252	7,188,297
	Mueller Industries, Inc.	106,906	7,099,627
	Mueller Water Products, Inc., Class A	162,783	4,108,643
*	MYR Group, Inc.	18,776	6,256,539
*	NPK International, Inc.	101,438	1,266,961
*	NWPX Infrastructure, Inc.	564	69,417
	Omega Flex, Inc.	6,296	185,480
*	OPENLANE, Inc.	12,297	488,929
*	Optex Systems Holdings, Inc.	920	10,387
*	Orion Group Holdings, Inc.	11,372	111,218
	Owens Corning	147	20,418
	Park Aerospace Corp.	19,250	652,575
	Paycom Software, Inc.	35,316	5,790,411
*	Paylocity Holding Corp.	65,924	9,090,590
	Pentair PLC	37,095	2,427,497
	Powell Industries, Inc.	41,896	8,742,857
#*	Power Solutions International, Inc.	15,991	441,512
	Preformed Line Products Co.	3,148	1,123,773
	Primoris Services Corp.	46,204	3,900,080
	Quad/Graphics, Inc.	46,859	486,865
#*	QXO, Inc.	284,765	3,787,375
*	RCM Technologies, Inc.	9,373	265,162
	Ryder System, Inc.	31,204	8,001,330
*	Saia, Inc.	15,627	5,432,414
	Science Applications International Corp.	49,831	5,836,705
	Simpson Manufacturing Co., Inc.	40,853	7,669,742
*	SiteOne Landscape Supply, Inc.	45,307	4,278,793
*	SPX Technologies, Inc.	21,554	4,733,689
*	StandardAero, Inc.	118,839	3,483,171
	Standex International Corp.	15,527	4,603,755

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	28,163	$16,806,834
*	Taylor Devices, Inc.	1,384	71,041
*	Team, Inc.	312	5,429
	Tecnoglass Holdings, Inc.	31,295	1,359,455
	Tetra Tech, Inc.	237,828	7,886,376
	Toro Co.	88,753	8,153,738
*	Trex Co., Inc.	86,107	3,733,600
	TriNet Group, Inc.	32,677	2,151,127
	Trinity Industries, Inc.	25,623	800,463
	Tutor Perini Corp.	14,865	1,244,944
	Valmont Industries, Inc.	18,380	8,853,646
*	Verra Mobility Corp.	62,606	331,186
	Watts Water Technologies, Inc., Class A	23,313	8,061,402
*	Willdan Group, Inc.	17,983	1,232,375
#	WillScot Holdings Corp.	213,277	5,178,366
	Zurn Elkay Water Solutions Corp., Class C	116,917	5,905,478
TOTAL INDUSTRIALS			521,829,042
INFORMATION TECHNOLOGY — (12.8%)
	A10 Networks, Inc.	93,268	2,757,935
*	ACI Worldwide, Inc.	97,413	5,584,687
*	ACM Research, Inc., Class A	47,467	3,724,735
	Adeia, Inc.	140,740	3,750,721
*	ADTRAN Holdings, Inc.	50,221	427,381
	Advanced Energy Industries, Inc.	18,221	5,275,344
*	Alarm.com Holdings, Inc.	54,101	2,962,030
	Amkor Technology, Inc.	345	17,205
#*	Appfolio, Inc., Class A	26,986	4,862,607
*	AvePoint, Inc.	173,886	2,265,735
*	Axcelis Technologies, Inc.	22,138	2,886,352
#	Badger Meter, Inc.	34,122	4,584,291
	Bel Fuse, Inc. (BELFA US), Class A	1,024	228,485
#	Bel Fuse, Inc. (BELFB US), Class B	12,577	3,420,567
#	Belden, Inc.	44,444	5,513,278
	Benchmark Electronics, Inc.	5,733	457,321
#	Bentley Systems, Inc., Class B	280,359	9,935,923
*	BK Technologies Corp.	4,620	369,600
*	Blackbaud, Inc.	23,836	1,020,181
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	BlackLine, Inc.	32,213	$1,011,488
*	Box, Inc., Class A	63,631	2,007,558
*	Calix, Inc.	64,422	2,312,750
*	CEVA, Inc.	50	1,633
*	Cirrus Logic, Inc.	50,709	6,559,209
*	Cleanspark, Inc.	259,150	3,565,904
	Clear Secure, Inc., Class A	119,910	6,623,828
	Climb Global Solutions, Inc.	23,236	622,957
	Cognex Corp.	98,187	6,405,720
*	Cohu, Inc.	24,532	1,177,291
*	Commvault Systems, Inc.	21,183	2,495,357
*	Consensus Cloud Solutions, Inc.	11,251	409,536
*	Crexendo, Inc.	21,566	148,374
	CTS Corp.	25,454	1,632,110
*	Daktronics, Inc.	62,424	1,234,122
*	Digi International, Inc.	24,971	1,740,978
*	Digital Turbine, Inc.	1,055	8,503
*	Docusign, Inc.	76,798	4,210,834
*	Dynatrace, Inc.	177,103	7,849,205
*	Elastic NV	50,108	3,296,605
*	Enphase Energy, Inc.	67,663	2,540,069
*	FormFactor, Inc.	63,084	6,699,521
*	Frequency Electronics, Inc.	5,346	309,908
*	Freshworks, Inc., Class A	137,152	1,557,361
	Gen Digital, Inc.	276,112	7,579,274
*	Gitlab, Inc., Class A	14,862	512,888
*	GoDaddy, Inc., Class A	6,603	546,332
#	Hackett Group, Inc.	29,366	314,804
*	Harmonic, Inc.	132,474	1,530,075
*	Ichor Holdings Ltd.	21,895	1,648,037
#	InterDigital, Inc.	29,424	8,969,171
#*	Klaviyo, Inc., Class A	72,615	1,295,452
*	Knowles Corp.	96,386	3,526,764
	Kulicke & Soffa Industries, Inc.	37,699	3,362,751
	Littelfuse, Inc.	15,555	6,877,332
*	Manhattan Associates, Inc.	59,313	11,350,136
*	Mitek Systems, Inc.	166	2,772
*	M-Tron Industries, Inc.	1,045	86,087
#	Napco Security Technologies, Inc.	45,835	1,699,562
#*	Novanta, Inc.	25,837	3,683,064
	NVE Corp.	6,291	731,455
*	Onto Innovation, Inc.	1,429	369,511
*	Ooma, Inc.	23,033	500,968
#*	OSI Systems, Inc.	19,185	4,247,367
*	PagerDuty, Inc.	263	2,783
*	PDF Solutions, Inc.	27,054	1,246,919
	Pegasystems, Inc.	123,090	3,760,399

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Penguin Solutions, Inc.	37,886	$1,993,940
*	Plexus Corp.	22,635	5,689,081
#	Power Integrations, Inc.	38,065	2,310,926
*	Procore Technologies, Inc.	97,766	5,354,644
*	Progress Software Corp.	38,325	1,555,612
*	Q2 Holdings, Inc.	59,377	3,614,278
*	Qualys, Inc.	44,878	6,496,090
*	Rambus, Inc.	71,892	6,544,329
*	Red Violet, Inc.	11,609	805,432
*	RF Industries Ltd.	4,860	59,875
*	Riot Platforms, Inc.	38,980	786,227
*	Sanmina Corp.	42,171	7,825,251
*»	Sapiens International Corp. NV	56,930	2,476,455
*	Silicon Laboratories, Inc.	15,720	3,419,100
*»	SkyWater Technology, Inc.	5,866	192,287
*	Synaptics, Inc.	29,130	3,126,232
*	Teradata Corp.	8,595	266,359
*	TTM Technologies, Inc.	77,296	8,923,050
*	Tyler Technologies, Inc.	7,700	2,383,920
#*	UiPath, Inc., Class A	352,382	4,496,394
#*	Veeco Instruments, Inc.	40,623	2,031,150
*	Viant Technology, Inc., Class A	1,078	12,688
*	Viavi Solutions, Inc.	127,262	4,702,331
	Vishay Intertechnology, Inc.	58,957	2,017,509
*	Vishay Precision Group, Inc.	505	46,485
	Vontier Corp.	75,764	2,434,297
*	Yext, Inc.	22,484	122,763
*	Zebra Technologies Corp., Class A	25,922	7,616,402
*	Zeta Global Holdings Corp., Class A	120,080	2,593,728
TOTAL INFORMATION TECHNOLOGY			278,205,937
MATERIALS — (5.7%)
*	Ampco-Pittsburgh Corp.	3,918	31,501
	AptarGroup, Inc.	20,638	2,764,667
	Ardagh Metal Packaging SA	26,332	124,550
	Avery Dennison Corp.	59,483	10,096,050
*	Axalta Coating Systems Ltd.	136,407	4,884,735
	Balchem Corp.	26,629	4,461,822
		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	26,029	$2,291,073
*	Century Aluminum Co.	112,772	5,048,803
	Chemours Co.	194,906	3,237,389
	Coeur Mining, Inc. CDE US	280,220	4,178,080
*	Compass Minerals International, Inc.	53,940	1,582,600
	Crown Holdings, Inc.	122,820	14,474,337
#	Eagle Materials, Inc.	34,179	7,004,644
	Element Solutions, Inc.	157,790	5,795,627
#*	Flotek Industries, Inc.	24,239	570,586
	Hawkins, Inc.	25,544	3,270,398
	Hecla Mining Co.	499,743	7,056,371
#*	Ingevity Corp.	46,766	3,419,062
	Kaiser Aluminum Corp.	10,382	1,657,798
*	Knife River Corp.	54,537	3,990,472
	Materion Corp.	26,348	5,555,212
#*	MP Materials Corp.	17,055	705,565
#	Myers Industries, Inc.	21,214	724,670
	NewMarket Corp.	10,029	8,526,255
*	Perimeter Solutions, Inc.	139,871	4,281,451
	RPM International, Inc.	28,506	3,052,137
	Sensient Technologies Corp.	40,784	5,043,757
*	Smith-Midland Corp.	475	12,889
	Solstice Advanced Materials, Inc.	111,471	6,707,210
	U.S. Lime & Minerals, Inc.	33,610	3,707,183
TOTAL MATERIALS			124,256,894
REAL ESTATE — (0.2%)
	Newmark Group, Inc., Class A	141,180	2,116,994
	St. Joe Co.	42,908	2,670,594
TOTAL REAL ESTATE			4,787,588
UTILITIES — (0.2%)
*	Hallador Energy Co.	58,891	837,430
	Ormat Technologies, Inc.	27,968	2,729,117
TOTAL UTILITIES			3,566,547
TOTAL COMMON STOCKS Cost ($1,401,496,151)			1,979,165,490

SECURITIES LENDING COLLATERAL — (9.0%)
@§	The DFA Short Term Investment Fund	16,832,995	194,707,256

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MONEY MARKET FUNDS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	4,786,760	$4,786,760
TOTAL INVESTMENTS — (100.0%)
(Cost $1,600,964,436)^^			$2,178,659,506
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$62,098,533	—	—	$62,098,533
Consumer Discretionary	338,399,893	—	—	338,399,893
Consumer Staples	101,299,069	—	—	101,299,069
Energy	68,742,617	—	—	68,742,617
Financials	227,194,558	—	—	227,194,558
Health Care	248,784,812	—	—	248,784,812
Industrials	521,829,042	—	—	521,829,042
Information Technology	275,537,195	$2,668,742	—	278,205,937
Materials	124,256,894	—	—	124,256,894
Real Estate	4,787,588	—	—	4,787,588
Utilities	3,566,547	—	—	3,566,547
Securities Lending Collateral	—	194,707,256	—	194,707,256
Money Market Funds	4,786,760	—	—	4,786,760
Total Investments in Securities	$1,981,283,508	$197,375,998	—	$2,178,659,506

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.0%)
	ALS Ltd.	61,022	$921,019
	Aristocrat Leisure Ltd.	66,772	3,001,071
	BHP Group Ltd. (BHP AU)	494,104	20,826,758
#	BHP Group Ltd. (BHP LN), Class DI	71,676	3,052,464
#	BHP Group Ltd. (BHP US), Sponsored ADR	50,152	4,237,342
	Brambles Ltd.	376,809	5,172,720
	Capricorn Metals Ltd.	44,118	391,082
	Codan Ltd.	11,713	328,981
	Coles Group Ltd.	452,098	7,637,280
	Commonwealth Bank of Australia	43,473	5,434,334
	Computershare Ltd.	115,755	3,325,998
	Eagers Automotive Ltd.	23,393	384,598
	Evolution Mining Ltd.	389,038	3,084,809
*	Genesis Minerals Ltd.	155,816	624,197
*	Greatland Resources Ltd.	140,174	969,325
	HUB24 Ltd.	7,586	451,714
	Insurance Australia Group Ltd.	165,283	984,787
	JB Hi-Fi Ltd.	38,910	2,238,379
	Lottery Corp. Ltd.	718,739	2,816,008
	Medibank Pvt Ltd.	515,463	1,868,420
*	Mineral Resources Ltd.	10,083	409,794
	Netwealth Group Ltd.	34,977	527,957
	Northern Star Resources Ltd.	130,357	1,806,592
	Pro Medicus Ltd.	12,478	1,419,483
	Qantas Airways Ltd.	212,270	1,477,190
#	REA Group Ltd.	5,478	618,655
	Regis Resources Ltd.	370	1,586
*	Sandfire Resources Ltd.	67,310	891,008
#	SGH Ltd.	18,718	578,871
	Technology One Ltd.	91,655	1,999,052
	Telstra Group Ltd. (TLS AU)	556,585	1,964,952
	Wesfarmers Ltd.	172,627	10,812,549
	Westgold Resources Ltd.	111,284	370,950
	Woolworths Group Ltd.	202,789	5,658,951
#*	Xero Ltd.	20,173	1,007,138
TOTAL AUSTRALIA			97,296,014
		Shares	Value»
AUSTRIA — (0.3%)
Ω	BAWAG Group AG	4,905	$994,712
	Erste Group Bank AG	16,288	2,129,218
	OMV AG	14,847	1,085,689
#	Verbund AG	2,254	154,712
TOTAL AUSTRIA			4,364,331
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA (ABI BB)	8,392	728,879
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	7,314	632,515
*	Argenx SE (ARGX BB)	101	86,506
*	Argenx SE (ARGX US), ADR	1,784	1,523,215
	KBC Group NV	20,928	3,010,675
	UCB SA	26,677	6,847,543
TOTAL BELGIUM			12,829,333
CANADA — (11.3%)
	Agnico Eagle Mines Ltd. (AEM CN)	100	14,518
	Agnico Eagle Mines Ltd. (AEM US)	62,931	9,141,986
	Alamos Gold, Inc. (AGI US), Class A	89,351	2,486,638
	Alimentation Couche-Tard, Inc.	63,528	4,124,324
*	Aritzia, Inc.	25,625	2,553,269
	AtkinsRealis Group, Inc.	29,900	1,853,273
	Barrick Mining Corp. (ABX CN)	5,721	209,969
	Barrick Mining Corp. (B US)	99,132	3,641,118
*	CAE, Inc. (CAE US)	6,879	177,616
	Cameco Corp. (CCJ US)	19,245	1,662,383
	Canadian National Railway Co. (CNI US)	46,554	5,922,134
	Canadian Natural Resources Ltd. (CNQ US)	247,984	11,823,877
	Canadian Pacific Kansas City Ltd. (CP US)	12,306	1,093,880
	CCL Industries, Inc., Class B	30,219	2,003,678
*	Celestica, Inc. (CLS US)	34,739	11,513,894

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CGI, Inc. (GIB US)	7,723	$564,938
	CGI, Inc. (GIBA CN)	10,312	754,799
	Constellation Software, Inc.	2,145	4,594,938
	Dollarama, Inc.	63,840	8,696,740
	Element Fleet Management Corp.	115,007	2,580,961
	Finning International, Inc.	31,555	2,091,136
	First Majestic Silver Corp. (AG US)	138,700	2,084,661
	Franco-Nevada Corp. (FNV CN)	535	113,820
	Franco-Nevada Corp. (FNV US)	24,035	5,117,532
	George Weston Ltd.	45,246	3,381,548
	GFL Environmental, Inc.	24,420	1,009,034
#	Gildan Activewear, Inc. (GIL US)	30,787	1,704,984
	Hudbay Minerals, Inc. (HBM US)	113,351	2,578,735
*	IAMGOLD Corp. (IAG US)	131,872	1,871,264
	Imperial Oil Ltd. (IMO US)	16,000	2,073,120
	Intact Financial Corp.	38,843	7,626,733
#	Keyera Corp.	57,061	2,424,334
#	Kinross Gold Corp. (K CN)	19,800	456,494
	Kinross Gold Corp. (KGC US)	384,224	8,875,574
	Loblaw Cos. Ltd.	93,724	4,399,883
	Lundin Gold, Inc.	24,800	1,388,559
	Lundin Mining Corp.	148,676	3,681,238
*	LunR Royalties Corp.	5,179	68,535
	Metro, Inc.	38,440	2,555,071
	National Bank of Canada	21,084	3,410,349
	Pan American Silver Corp. (PAAS US)	68,357	2,946,870
	Quebecor, Inc., Class B	35,719	1,652,881
	RB Global, Inc. (RBA CN)	10	1,097
	RB Global, Inc. (RBA US)	24,890	2,731,429
#	Restaurant Brands International, Inc. (QSR CN)	8,875	656,390
	Restaurant Brands International, Inc. (QSR US)	65,222	4,827,733
	Royal Bank of Canada (RY CN)	11,240	2,352,555
	Royal Bank of Canada (RY US)	69,754	14,614,161
	Shares	Value»
CANADA — (Continued)
Saputo, Inc.	1,704	$47,929
Stantec, Inc. (STN CN)	9,227	651,159
Stantec, Inc. (STN US)	6,293	443,594
# TC Energy Corp. (TRP CN)	7,432	500,468
TC Energy Corp. (TRP US)	45,458	3,065,233
TFI International, Inc. (TFII US)	18,619	2,513,937
Thomson Reuters Corp.	9,924	973,842
Toromont Industries Ltd.	15,268	2,296,653
Waste Connections, Inc. (WCN CN)	1,440	241,231
Waste Connections, Inc. (WCN US)	14,585	2,441,154
Wheaton Precious Metals Corp. (WPM US)	42,314	4,613,496
WSP Global, Inc.	15,189	1,855,705
TOTAL CANADA		181,755,054
DENMARK — (1.2%)
Coloplast AS, Class B	2,374	156,992
Novo Nordisk AS (NOVOB DC), Class B	336,500	15,916,980
Novo Nordisk AS (NVO US), Sponsored ADR	84,603	3,983,109
Pandora AS	260	32,559
TOTAL DENMARK		20,089,640
FINLAND — (0.8%)
Kone OYJ, Class B	57,051	3,291,669
Metso OYJ	61,793	1,156,654
Neste OYJ	38,069	1,349,103
Nokia OYJ (NOKIA FH)	143,906	1,330,113
Sampo OYJ, Class A	344,204	3,810,939
Wartsila OYJ Abp	63,694	2,160,009
TOTAL FINLAND		13,098,487
FRANCE — (8.2%)
Air Liquide SA	55,306	10,895,750
Airbus SE	34,599	8,122,409
Bureau Veritas SA	115,861	3,706,397
Eurofins Scientific SE	47,940	3,780,584
Getlink SE	19,902	424,564
Hermes International SCA	4,492	7,959,255
Ipsen SA	8,044	1,554,305
Legrand SA	77,219	11,739,544

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	L'Oreal SA	24,065	$10,718,436
	LVMH Moet Hennessy Louis Vuitton SE	38,173	20,962,129
	Safran SA	57,231	22,490,712
	Schneider Electric SE (SU FP)	52,132	17,515,585
	Thales SA	42,487	12,095,219
TOTAL FRANCE			131,964,889
GERMANY — (8.1%)
	adidas AG	52,854	9,779,208
	Allianz SE (ALV GR)	2,791	1,390,202
#	Beiersdorf AG	86	7,989
	Continental AG	45,223	3,760,891
	Deutsche Boerse AG	48,827	14,707,530
	Deutsche Post AG	90,375	6,037,209
	E.ON SE	453,263	9,764,762
	GEA Group AG	24,190	1,718,494
	Hannover Rueck SE	11,398	3,285,434
	Hensoldt AG	8,870	814,788
	HOCHTIEF AG	6,495	3,328,846
	Infineon Technologies AG (IFX GR)	246,029	17,655,909
	Knorr-Bremse AG	20,193	2,401,669
	MTU Aero Engines AG	18,068	7,575,517
	Rheinmetall AG	11,938	15,781,422
	SAP SE (SAP GR)	47,753	8,752,891
	Siemens AG (SIE GR)	2,577	844,345
*	Siemens Energy AG	121,257	20,715,906
Ω	Siemens Healthineers AG	16,090	685,186
#	Symrise AG	12,531	1,285,931
#*Ω	Zalando SE	211	6,882
TOTAL GERMANY			130,301,011
HONG KONG — (1.5%)
	AIA Group Ltd.	336,400	3,391,211
*Ω	FIT Hon Teng Ltd.	463,000	276,962
	HKT Trust & HKT Ltd.	1,204,000	2,038,186
	Hong Kong Exchanges & Clearing Ltd.	165,390	8,617,283
	MGM China Holdings Ltd.	120,000	173,692
	PCCW Ltd.	408,000	305,811
	PRADA SpA	224,400	1,232,540
	Sands China Ltd.	506,000	948,903
	SITC International Holdings Co. Ltd.	447,000	2,253,682
	Techtronic Industries Co. Ltd.	256,500	4,309,189
TOTAL HONG KONG			23,547,459
IRELAND — (0.2%)
	AIB Group PLC	122,715	1,459,525
	Kerry Group PLC (KYGA ID), Class A	7,750	739,889
		Shares	Value»
IRELAND — (Continued)
	Kingspan Group PLC (KSP ID)	19,699	$1,830,899
TOTAL IRELAND			4,030,313
ISRAEL — (1.2%)
	Aura Investments Ltd.	2,520	13,163
#*	Bet Shemesh Engines Holdings 1997 Ltd.	1,230	333,939
	Bezeq The Israeli Telecommunication Corp. Ltd.	955,089	2,288,421
*	Camtek Ltd.	4,268	590,167
	El Al Israel Airlines	31,672	140,639
	Elbit Systems Ltd. (ESLT US)	1,198	968,763
	Electra Ltd.	8,067	314,133
*	Enlight Renewable Energy Ltd. (ENLT IT)	1,793	152,171
*	Enlight Renewable Energy Ltd. (ENLT US)	1,253	105,828
*	Fattal Holdings 1998 Ltd.	1,387	307,178
	Formula Systems 1985 Ltd. (FORTY IT)	236	24,887
	Harel Insurance Investments & Financial Services Ltd.	1,638	93,902
*	Isrotel Ltd.	1,220	50,256
	Matrix IT Ltd. MTRX IT	6,536	185,200
	Meitav Investment House Ltd.	8,853	383,062
	Menora Mivtachim Holdings Ltd.	4,314	674,597
*	Nayax Ltd.	1,644	111,571
	Next Vision Stabilized Systems Ltd.	5,180	402,673
#*	Nice Ltd. (NICE US), Sponsored ADR	1,439	142,159
*	Nova Ltd. (NVMI IT)	1,973	784,013
#*	Nova Ltd. (NVMI US)	1,832	716,074
*	OY Nofar Energy Ltd.	2,656	156,169
	Partner Communications Co. Ltd.	21,428	263,502
	Paz Retail & Energy Ltd.	2,076	586,160
	Phoenix Financial Ltd.	19,069	1,069,189
	Shufersal Ltd.	32,340	462,612
	Strauss Group Ltd.	11,820	447,641
	Tel Aviv Stock Exchange Ltd.	22,932	883,272

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	110,554	$3,933,427
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	52,278	1,830,253
*	Tower Semiconductor Ltd. (TSEM US)	3,646	800,917
	Turpaz Industries Ltd.	2,957	62,092
	YH Dimri Construction & Development Ltd.	650	76,672
TOTAL ISRAEL			19,354,702
ITALY — (2.7%)
	Banca Mediolanum SpA	58,468	1,566,647
	BPER Banca SpA	196,962	3,200,476
	Enel SpA	982,317	11,093,697
	Ferrari NV (RACE IM)	5,787	2,275,486
#	Ferrari NV (RACE US)	8,166	3,216,342
	FinecoBank Banca Fineco SpA	151,578	4,152,760
	Intesa Sanpaolo SpA	91,841	694,254
	Leonardo SpA	2,973	189,483
	Moncler SpA	31,574	1,795,889
	Poste Italiane SpA	74,569	2,255,903
	Prysmian SpA	65,785	9,077,882
	Snam SpA	282,104	1,912,896
	UniCredit SpA	18,754	1,768,724
TOTAL ITALY			43,200,439
JAPAN — (21.2%)
	Advantest Corp.	98,500	19,461,821
	Aeon Co. Ltd.	482,500	4,139,714
	Ajinomoto Co., Inc.	82,600	2,547,248
	Asahi Intecc Co. Ltd.	34,500	778,359
	Asics Corp.	202,400	5,967,647
	Astellas Pharma, Inc.	388,100	5,330,477
	Azbil Corp.	65,282	675,996
	Bandai Namco Holdings, Inc.	150,900	4,371,455
	BayCurrent, Inc.	38,900	1,754,549
	BIPROGY, Inc.	20,200	619,886
	Capcom Co. Ltd.	97,224	2,442,302
	Chugai Pharmaceutical Co. Ltd.	90,700	3,935,595
	CyberAgent, Inc.	146,700	1,340,295
	Daifuku Co. Ltd.	63,253	2,329,999
	Daiichi Sankyo Co. Ltd.	132,400	2,139,786
	Daikin Industries Ltd.	1,000	144,855
	Daito Trust Construction Co. Ltd.	101,900	2,150,911
	Dentsu Soken, Inc.	12,400	210,138
	Dexerials Corp.	39,100	789,267
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	11,100	$3,967,520
	Ebara Corp.	106,400	3,612,023
	Fast Retailing Co. Ltd.	21,500	10,527,889
	Food & Life Cos. Ltd.	63,900	2,230,969
	Fuji Electric Co. Ltd.	21,300	1,858,835
	Fujikura Ltd.	321,600	8,161,032
	Fujitsu Ltd.	176,000	4,056,672
	Furukawa Electric Co. Ltd.	55,600	1,060,955
	GMO Payment Gateway, Inc.	6,600	411,267
	Hitachi Ltd. (6501 JP)	343,100	11,243,571
	Horiba Ltd.	4,600	721,976
	Hoya Corp.	45,200	6,911,845
	Ibiden Co. Ltd.	18,200	1,820,780
	IHI Corp.	320,500	5,603,927
	Internet Initiative Japan, Inc.	22,200	487,333
	Japan Airport Terminal Co. Ltd.	20,400	721,662
	Japan Exchange Group, Inc.	288,500	3,924,496
	Japan Tobacco, Inc.	82,500	3,678,417
	Kajima Corp.	48,876	1,633,153
	Kakaku.com, Inc.	30,000	696,881
	Kandenko Co. Ltd.	14,200	472,321
#	Kao Corp.	129,328	2,658,474
	Kawasaki Heavy Industries Ltd.	171,700	2,933,434
	KDDI Corp.	426,400	7,855,872
	Keyence Corp.	6,800	3,410,789
	Kikkoman Corp.	72,300	744,615
*	Kioxia Holdings Corp.	23,200	6,466,684
	Kobe Bussan Co. Ltd.	33,100	578,709
	Kokusai Electric Corp.	31,100	1,399,958
	Konami Group Corp.	17,300	2,228,578
	Kurita Water Industries Ltd.	26,600	1,429,413
	Lasertec Corp.	22,400	5,146,000
	M3, Inc.	61,200	685,635
	Marui Group Co. Ltd.	34,800	648,308
	Maruwa Co. Ltd.	800	270,884
	MatsukiyoCocokara & Co.	19,800	315,952
	McDonald's Holdings Co. Japan Ltd.	12,000	609,862
	Meiko Electronics Co. Ltd.	400	50,244
*	Mercari, Inc.	32,500	879,446
	Micronics Japan Co. Ltd.	6,300	513,718
	Minebea Mitsumi, Inc.	2,500	56,935
	MISUMI Group, Inc.	16,000	380,655
	Mitsubishi Heavy Industries Ltd.	158,300	3,698,256
	Mitsui E&S Co. Ltd.	14,900	449,374
	Mitsui Kinzoku Co. Ltd.	11,800	2,221,621

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Modec, Inc.	4,900	$316,475
	MonotaRO Co. Ltd.	68,469	864,024
	Murata Manufacturing Co. Ltd.	94,400	4,301,272
	NEC Corp.	126,300	3,753,466
	Nichias Corp.	14,400	298,458
	Nippon Sanso Holdings Corp.	40,500	1,455,944
	Nissan Chemical Corp.	30,636	1,424,042
	Niterra Co. Ltd.	22,700	1,325,649
#	Nitto Boseki Co. Ltd.	5,500	94,464
	Nitto Denko Corp.	121,900	2,574,090
	NOF Corp.	24,700	429,172
	Nomura Research Institute Ltd.	119,830	3,544,996
#	NS Solutions Corp.	9,800	241,717
	Obayashi Corp.	72,800	1,430,832
	Obic Co. Ltd.	25,000	717,089
	Olympus Corp.	285,557	3,263,739
	Open House Group Co. Ltd.	3,100	164,727
	Oracle Corp. Japan	10,800	606,783
	Organo Corp.	4,300	386,876
	Oriental Land Co. Ltd.	49,300	984,011
	Otsuka Corp.	55,700	1,149,344
	Pan Pacific International Holdings Corp.	464,000	2,633,105
	Penta-Ocean Construction Co. Ltd.	5,100	47,470
	Persol Holdings Co. Ltd.	336,200	558,168
*	Rakuten Bank Ltd.	24,300	830,494
*	Rakuten Group, Inc.	555,200	2,894,895
	Recruit Holdings Co. Ltd.	184,300	14,574,594
	Resonac Holdings Corp.	24,400	2,032,497
#	Rorze Corp.	15,500	373,287
	Ryohin Keikaku Co. Ltd.	129,100	3,386,327
	Sankyo Co. Ltd.	26,700	309,848
#	Sanrio Co. Ltd.	288,700	2,316,563
	Sanwa Holdings Corp.	46,600	998,921
	Sapporo Holdings Ltd.	30,500	385,114
	SCREEN Holdings Co. Ltd.	51,600	3,936,287
	Secom Co. Ltd.	15,300	659,063
	Seibu Holdings, Inc.	52,100	1,166,773
	Seiko Group Corp.	6,100	298,248
	SG Holdings Co. Ltd.	35,801	356,193
*	Sharp Corp.	300	1,159
	Shin-Etsu Chemical Co. Ltd.	167,143	5,958,666
	SKY Perfect JSAT Corp.	14,300	186,263
		Shares	Value»
JAPAN — (Continued)
#	Skylark Holdings Co. Ltd.	85,800	$1,690,804
	Socionext, Inc.	1,545	18,140
	SoftBank Corp.	4,546,200	6,380,945
	SoftBank Group Corp.	250,016	7,787,368
	Sony Financial Group, Inc. SFGYY US, ADR	5,585	26,920
	Sony Group Corp. (6758 JP)	835,000	19,513,001
	Sony Group Corp. (SONY US), Sponsored ADR	27,926	649,559
	Square Enix Holdings Co. Ltd.	18,300	318,613
	Sugi Holdings Co. Ltd.	10,000	177,221
	Sumitomo Electric Industries Ltd.	212,700	2,815,104
	Sysmex Corp.	2,701	27,273
	Taisei Corp.	17,000	1,377,041
	Taiyo Yuden Co. Ltd.	14,400	890,512
	Takasago Thermal Engineering Co. Ltd.	6,000	158,894
	TDK Corp. (6762 JP)	137,601	2,645,855
	TIS, Inc.	47,200	1,131,590
	Toei Animation Co. Ltd.	3,000	55,554
	Tokio Marine Holdings, Inc. (8766 JP)	257,100	13,103,450
	Tokyo Electron Ltd.	54,000	18,054,201
	Tokyo Ohka Kogyo Co. Ltd.	7,100	384,521
	Tokyo Seimitsu Co. Ltd.	5,100	531,054
	Toyo Suisan Kaisha Ltd.	8,500	551,525
	Toyota Tsusho Corp.	50,100	2,079,417
	Trend Micro, Inc. (4704 JP)	35,200	1,418,274
	Tsuruha Holdings, Inc.	10,760	164,260
	Unicharm Corp.	157,101	996,484
	USS Co. Ltd.	84,300	1,064,614
	Workman Co. Ltd.	1,600	58,684
	Yokogawa Electric Corp.	52,800	1,883,096
	Zensho Holdings Co. Ltd.	26,100	1,629,723
	ZOZO, Inc.	120,000	865,285
TOTAL JAPAN			342,247,327
NETHERLANDS — (4.5%)
	ASML Holding NV (ASML NA)	3,091	5,093,798
	ASML Holding NV (ASML US)	39,056	63,622,224

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	BE Semiconductor Industries NV	15,377	$3,526,235
#*	Magnum Ice Cream Co. NV MICC US	4,551	84,694
	Wolters Kluwer NV	3,389	266,066
TOTAL NETHERLANDS			72,593,017
NEW ZEALAND — (0.2%)
	a2 Milk Co. Ltd.	29,158	141,546
#	Chorus Ltd. (CNU NZ)	165,703	919,055
	Contact Energy Ltd.	199	1,064
	Fisher & Paykel Healthcare Corp. Ltd., Class C	46,404	1,109,835
	Mainfreight Ltd.	12,798	521,839
	Spark New Zealand Ltd.	623,318	704,699
TOTAL NEW ZEALAND			3,398,038
NORWAY — (1.0%)
	AF Gruppen ASA	8,206	164,229
	Equinor ASA	83,127	3,412,439
#	Equinor ASA, Sponsored ADR	27,781	1,141,799
	Frontline PLC	20,043	799,291
	Gjensidige Forsikring ASA	16,777	500,473
	Hoegh Autoliners ASA	44,538	792,338
	Kitron ASA	11,521	105,395
#	Kongsberg Gruppen ASA	37,577	1,171,032
*	Kongsberg Maritime AS	37,577	212,081
	Mowi ASA	39,280	841,190
	Norsk Hydro ASA	50,198	463,028
	Orkla ASA	10,826	120,255
	Protector Forsikring ASA	13,853	720,834
	Storebrand ASA	130,967	2,787,676
	Subsea 7 SA	23,416	791,198
	Telenor ASA	56,369	796,854
	TOMRA Systems ASA	16,984	188,770
#	Var Energi ASA	104,099	522,994
	Veidekke ASA	37,206	740,250
	Wallenius Wilhelmsen ASA	27,167	424,031
TOTAL NORWAY			16,696,157
PORTUGAL — (0.1%)
	Banco Comercial Portugues SA, Class R	140,797	173,477
	Galp Energia SGPS SA	41,479	942,013
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	23,855	$478,409
TOTAL PORTUGAL			1,593,899
SINGAPORE — (1.3%)
	DBS Group Holdings Ltd.	133,663	7,711,914
#	Sembcorp Industries Ltd.	207,400	892,045
	Singapore Exchange Ltd.	250,400	4,773,673
	Singapore Technologies Engineering Ltd.	483,300	3,797,668
	Singapore Telecommunications Ltd.	756,400	2,617,066
	Yangzijiang Shipbuilding Holdings Ltd.	650,100	1,984,439
TOTAL SINGAPORE			21,776,805
SPAIN — (3.4%)
#	Acciona SA	6,802	1,870,856
	ACS Actividades de Construccion y Servicios SA	44,125	5,624,651
Ω	Aena SME SA	123,810	3,816,796
	Amadeus IT Group SA	51,668	3,188,793
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	49,245	1,380,430
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	53,818	1,504,213
	Bankinter SA	95,442	1,755,648
	CaixaBank SA	313,509	4,554,136
	Endesa SA	86,849	4,229,106
	Ferrovial NV	100,656	6,593,573
	Iberdrola SA IBE SM	233,447	5,545,203
	Industria de Diseno Textil SA	141,054	9,205,692
	Naturgy Energy Group SA	53,950	1,799,764
	Telefonica SA (TEF SM)	969,999	4,004,824
TOTAL SPAIN			55,073,685
SWEDEN — (2.8%)
	AddTech AB, Class B	79,212	2,882,217
	Alfa Laval AB	19,125	1,131,780
	Atlas Copco AB (ATCOA SS), Class A	253,368	5,353,620

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOB SS), Class B	142,793	$2,638,464
	Avanza Bank Holding AB	30,198	1,239,207
	Axfood AB	29,896	762,987
Ω	BioArctic AB	10,991	375,270
	Clas Ohlson AB, Class B	9,020	397,406
	Epiroc AB (EPIA SS), Class A	42,925	1,100,452
	Epiroc AB (EPIB SS), Class B	25,518	559,497
	H & M Hennes & Mauritz AB, Class B	62,288	1,140,726
	Indutrade AB	34,001	853,666
	Lagercrantz Group AB, Class B	53,921	1,267,934
	Lifco AB, Class B	18,429	627,656
	Medicover AB, Class B	18,443	437,074
Ω	Munters Group AB	19,489	346,910
	Mycronic AB	21,742	718,399
	Nordnet AB publ	35,059	1,343,081
	Sandvik AB	61,447	2,297,794
#	Sectra AB, Class B	30,190	847,389
	Sweco AB, Class B	27,085	382,380
*	Swedish Orphan Biovitrum AB	5,472	271,172
	Tele2 AB, Class B	214,322	3,712,932
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	371,371	3,653,060
	Telia Co. AB	230,916	1,070,112
	Volvo AB (VOLVA SS), Class A	26,464	1,014,489
#	Volvo AB (VOLVB SS), Class B	212,273	8,119,810
TOTAL SWEDEN			44,545,484
SWITZERLAND — (8.3%)
	ABB Ltd.	47,920	4,727,734
	Geberit AG	9,764	6,433,503
	Kuehne & Nagel International AG	15,203	3,871,621
	Nestle SA	203,303	20,320,334
	Novartis AG (NOVN SW)	70,597	11,040,789
#	Novartis AG (NVS US), Sponsored ADR	113,658	17,747,697
	Partners Group Holding AG	8,416	7,014,976
	Roche Holding AG	122,102	53,369,853
	Roche Holding AG (RO SW), Class BR	5,171	2,292,282
		Shares	Value»
SWITZERLAND — (Continued)
	SGS SA	56,815	$6,732,371
TOTAL SWITZERLAND			133,551,160
UNITED KINGDOM — (11.8%)
	Admiral Group PLC	74,719	3,787,691
Ω	Airtel Africa PLC	262,795	1,186,229
	Antofagasta PLC	59,580	2,969,513
	AstraZeneca PLC	94,734	16,070,676
	AstraZeneca PLC (AZN LN)	14,419	2,452,820
Ω	Autotrader Group PLC	131,260	926,851
	Babcock International Group PLC	62,250	944,988
	BAE Systems PLC	87,792	2,485,333
	Bunzl PLC	43,375	1,636,848
	Coca-Cola HBC AG, Class DI	50,039	3,374,120
	Compass Group PLC	219,729	6,977,671
#	Diageo PLC (DEO US), Sponsored ADR	109,486	9,641,337
	Diageo PLC (DGE LN)	47,780	1,049,647
	Endeavour Mining PLC EDV CN	53,307	2,522,657
	Endeavour Mining PLC EDV LN	36,331	1,733,185
	Experian PLC	147,373	5,560,341
	Fresnillo PLC	55,277	1,862,057
	Games Workshop Group PLC	8,606	2,218,471
	GSK PLC (GSK LN)	122,410	3,183,010
#	GSK PLC (GSK US), Sponsored ADR	245,083	12,668,361
	Howden Joinery Group PLC	1,725	18,381
	IMI PLC	37,046	1,472,153
	Imperial Brands PLC	287,207	10,899,753
	InterContinental Hotels Group PLC (IHG US), ADR	1	219
	Intertek Group PLC	37,828	2,987,775
	Legal & General Group PLC	834,209	3,387,185
	M&G PLC	232,620	1,123,718
	Next PLC	34,337	6,876,261
	Reckitt Benckiser Group PLC	212,875	15,024,155
	RELX PLC (REL LN)	57,560	2,024,497
#	RELX PLC (RELX US), Sponsored ADR	74,425	2,636,133
	RELX PLC (REN NA)	71,813	2,536,205
	Rolls-Royce Holdings PLC	1,126,657	22,476,426
	Sage Group PLC	135,542	1,785,491
	St. James's Place PLC	177,894	2,527,676

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Sunbelt Rentals Holdings, Inc.	147,864	$10,593,894
Tesco PLC	1,156,606	7,612,964
Unilever PLC UL US, Sponsored ADR	216,851	13,750,522
TOTAL UNITED KINGDOM		190,985,214
UNITED STATES — (0.0%)
* James Hardie Industries PLC (JHX AU), CDI	11,292	291,500
Sunococorp LLC	130	9,944
TOTAL UNITED STATES		301,444
TOTAL COMMON STOCKS		1,564,593,902
PREFERRED STOCKS — (0.0%)
GERMANY — (0.0%)
# Sartorius AG, 0.338%	2,081	524,482
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	$0
TOTAL INVESTMENT SECURITIES (Cost $1,091,985,469)			1,565,118,384

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	4,335,849	50,152,763
TOTAL INVESTMENTS — (100.0%)
(Cost $1,142,130,453)^^			$1,615,271,147
As of July 31, 2026, the value of Rule 144A securities amounted to $8,615,798 or 0.5% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$4,237,342	$93,058,672	—	$97,296,014
Austria	—	4,364,331	—	4,364,331
Belgium	2,155,730	10,673,603	—	12,829,333
Canada	181,755,054	—	—	181,755,054
Denmark	3,983,109	16,106,531	—	20,089,640
Finland	—	13,098,487	—	13,098,487
France	—	131,964,889	—	131,964,889
Germany	—	130,301,011	—	130,301,011
Hong Kong	—	23,547,459	—	23,547,459
Ireland	—	4,030,313	—	4,030,313
Israel	4,563,994	14,790,708	—	19,354,702
Italy	3,216,342	39,984,097	—	43,200,439
Japan	676,479	341,570,848	—	342,247,327
Netherlands	63,706,918	8,886,099	—	72,593,017
New Zealand	—	3,398,038	—	3,398,038
Norway	1,141,799	15,554,358	—	16,696,157
Portugal	—	1,593,899	—	1,593,899
Singapore	—	21,776,805	—	21,776,805
Spain	1,504,213	53,569,472	—	55,073,685
Sweden	—	44,545,484	—	44,545,484
Switzerland	17,747,697	115,803,463	—	133,551,160
United Kingdom	57,289,905	133,695,309	—	190,985,214

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$9,944	$291,500	—	$301,444
Preferred Stocks
Germany	—	524,482	—	524,482
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	50,152,763	—	50,152,763
Total Investments in Securities	$341,988,526	$1,273,282,621	—	$1,615,271,147

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.6%)
AUSTRALIA — (5.7%)
#	ARB Corp. Ltd.	19,066	$263,954
	AUB Group Ltd.	24,430	476,045
*	Audinate Group Ltd.	449	598
#	Aussie Broadband Ltd.	37,107	123,763
#	Australian Clinical Labs Ltd.	36,962	61,838
	Australian Ethical Investment Ltd.	15,215	47,223
††	AVZ Minerals Ltd.	336,495	35,282
*	Baby Bunting Group Ltd.	2,448	1,785
	Beacon Lighting Group Ltd.	28,954	32,665
*	Bellavista Resources Ltd.	881	219
*	Bellevue Gold Ltd.	216,525	189,583
#*	Black Cat Syndicate Ltd. (BC8 AU)	52,874	33,295
	Bravura Solutions Ltd.	73,643	131,506
#	Breville Group Ltd.	30,432	699,635
	Capricorn Metals Ltd.	107,779	955,402
#*	Catalyst Metals Ltd.	39,768	150,101
#*	Catapult Sports Ltd.	22,005	51,868
*	Chrysos Corp. Ltd.	7,599	32,310
	Cobram Estate Olives Ltd.	17,184	39,120
	Codan Ltd.	25,577	718,376
	Cogstate Ltd.	13,121	23,090
	Collins Foods Ltd.	26,555	152,979
	Data#3 Ltd.	47,477	325,709
	Dicker Data Ltd.	19,667	173,115
	Domino's Pizza Enterprises Ltd.	3,132	40,763
	Downer EDI Ltd.	106,343	578,548
*	DUG Technology Ltd.	13,078	18,698
	Eagers Automotive Ltd.	34,803	572,187
*	Emerald Resources NL	159,779	599,544
	Energy One Ltd.	1,136	11,372
*	Energy Resources of Australia Ltd.	44,404	63
	EVT Ltd.	20,183	181,380
#*	FireFly Metals Ltd.	11,297	13,767
#*	Focus Minerals Ltd.	5,935	7,557
*	Genesis Minerals Ltd.	798	3,197
	GenusPlus Group Ltd.	12,975	79,716
	GR Engineering Services Ltd.	27,521	109,938
#	Guzman y Gomez Ltd.	3,660	63,774
	Hansen Technologies Ltd.	49,856	148,631
#*	IGO Ltd.	71,458	343,915
		Shares	Value»
AUSTRALIA — (Continued)
	Imdex Ltd.	91,945	$237,520
	Inghams Group Ltd.	37,928	59,933
	IRESS Ltd.	19,414	93,046
#	Jumbo Interactive Ltd.	10,368	52,718
	Kingsgate Consolidated Ltd.	23,624	66,810
#	Kogan.com Ltd.	19,529	58,726
	Lovisa Holdings Ltd.	17,049	284,180
	Lycopodium Ltd.	3,894	48,696
	MA Financial Group Ltd.	14,524	58,096
	Macmahon Holdings Ltd.	159,541	103,410
*	Macquarie Technology Group Ltd.	2,866	121,519
#	Mader Group Ltd.	5,695	27,580
	McMillan Shakespeare Ltd.	18,902	259,193
*	Megaport Ltd.	34,671	443,150
#*	Metals X Ltd.	131,283	145,171
	Metcash Ltd.	79,080	168,852
*	Metro Mining Ltd.	30,696	30,471
	Monadelphous Group Ltd.	26,446	541,457
#*	Nanosonics Ltd.	32,164	70,991
	Netwealth Group Ltd.	17,320	261,435
#*	Neuren Pharmaceuticals Ltd.	16,162	203,721
	nib holdings Ltd.	132,496	697,198
	Nick Scali Ltd.	27,080	300,386
	NRW Holdings Ltd.	52,054	255,010
#	Objective Corp. Ltd.	6,021	29,836
#*	Ora Banda Mining Ltd.	100,480	80,041
#*	Paladin Energy Ltd.	20,554	135,876
*	Pantoro Gold Ltd.	2,683	3,846
*	PolyNovo Ltd.	15,529	9,415
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Praemium Ltd.	40,719	20,717
#	PWR Holdings Ltd.	21,649	150,907
	Redox Ltd.	13,096	33,720
	Regis Healthcare Ltd.	37,883	165,702
	Regis Resources Ltd.	205,077	878,797
*	Resolute Mining Ltd.	433,173	283,422
	Ridley Corp. Ltd.	7,316	14,706
	Servcorp Ltd.	9,221	41,842
	Service Stream Ltd.	79,904	136,574
#*	Silex Systems Ltd.	2,738	8,780
#*	SiteMinder Ltd.	27,641	65,155
*	Smart Parking Ltd.	19,697	9,819
	SmartGroup Corp. Ltd.	44,344	399,323

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Southern Cross Electrical Engineering Ltd.	34,872	$106,144
	SRG Global Ltd.	161,207	379,341
	Super Retail Group Ltd.	29,619	276,246
*	Superloop Ltd.	88,032	197,302
#*	Telix Pharmaceuticals Ltd.	27,127	269,528
	Universal Store Holdings Ltd.	2,072	10,603
	Vault Minerals Ltd.	93,273	312,597
	Ventia Services Group Pty. Ltd.	182,575	744,598
Ω	Viva Energy Group Ltd.	279,770	562,501
#	Vulcan Steel Ltd.	13,022	48,020
*	Vysarn Ltd.	29,284	23,408
	Wagners Holding Co. Ltd.	4,709	13,382
*	WEB Travel Group Ltd.	2,095	5,006
*	West African Resources Ltd.	216,590	431,646
	Westgold Resources Ltd.	186,083	616,228
*	Zip Co. Ltd.	298,858	535,055
TOTAL AUSTRALIA			19,081,863
AUSTRIA — (1.3%)
	ANDRITZ AG	17,296	1,629,245
*	AT&S Austria Technologie & Systemtechnik AG	5,802	888,525
Ω	BAWAG Group AG	3,590	728,036
	DO & Co. AG	1,869	436,421
*	Eurotelesites AG	8,017	41,788
	Frequentis AG	425	36,267
#*	Lenzing AG	1,558	42,333
#	Oesterreichische Post AG	8,207	308,362
	Strabag SE (STR AV), Class BR	2,166	209,058
TOTAL AUSTRIA			4,320,035
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	138	42,830
*	CMB Tech NV	18,088	292,302
	Deme Group NV	1,593	303,913
#	D'ieteren Group	4,041	834,083
	EVS Broadcast Equipment SA	2,260	71,943
	Fagron	19,119	510,681
#	Ion Beam Applications	743	13,569
#	Jensen-Group NV	433	42,346
#	Kinepolis Group NV	3,664	170,864
		Shares	Value»
BELGIUM — (Continued)
	Lotus Bakeries NV	120	$1,539,144
	Melexis NV	5,418	425,444
	Solvay SA	20,216	619,609
	Van de Velde NV	1,744	60,790
TOTAL BELGIUM			4,927,518
CANADA — (11.5%)
*	5N Plus, Inc.	15,900	369,527
	A&W Food Services of Canada, Inc.	1,600	42,470
	Aecon Group, Inc.	8,900	287,154
	Agnico Eagle Mines Ltd. (AEM CN)	98	14,263
*	Air Canada	20,074	363,290
*	Allied Gold Corp.	41	744
#	Altus Group Ltd.	2,100	70,137
#*	Americas Gold & Silver Corp. USAS US	10,761	41,107
	Amerigo Resources Ltd.	25,800	122,020
*	Aritzia, Inc.	5,522	550,211
#*	Avino Silver & Gold Mines Ltd. (ASM US)	7,630	40,668
*	Aya Gold & Silver, Inc.	10,561	207,476
	Badger Infrastructure Solutions Ltd.	11,038	699,673
	Bird Construction, Inc.	14,525	692,861
	Black Diamond Group Ltd.	9,300	116,163
*	BlackBerry Ltd. BB US	41,378	351,713
	Boyd Group Services, Inc.	1,300	134,382
	BRP, Inc. (DOO CN)	2,112	130,500
	BRP, Inc. (DOOO US)	3,906	241,508
	Canada Packers, Inc.	2,352	31,995
*	Cavvy Energy Ltd.	19,300	24,644
	CES Energy Solutions Corp.	41,389	482,431
*	Cipher Pharmaceuticals, Inc.	2,100	25,212
	Colliers International Group, Inc. (CIGI US)	6,060	597,213
*	D-BOX Technologies, Inc.	28,078	24,436
	Definity Financial Corp.	11,841	675,989
*	Descartes Systems Group, Inc. (DSGX US)	10,648	800,304
	Dominion Lending Centres, Inc.	2,900	18,163
	DPM Metals, Inc.	28,560	1,003,985
*	Electrovaya, Inc.	1,947	16,042

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	48,724	$1,093,453
*	Endeavour Silver Corp.	55,689	418,781
*	ERO Copper Corp. (ERO CN)	16,759	449,983
	Evertz Technologies Ltd.	8,600	98,463
	Exchange Income Corp.	5,805	519,897
	Extendicare, Inc.	25,468	644,580
	Finning International, Inc.	42,521	2,817,849
*	Firan Technology Group Corp.	3,200	52,411
	First Majestic Silver Corp. (AG US)	59,628	896,209
	FirstService Corp. (FSV CN)	500	70,432
	FirstService Corp. (FSV US)	5,478	771,795
	Freehold Royalties Ltd.	11,468	140,052
	Gibson Energy, Inc.	49,372	1,130,183
#	Gildan Activewear, Inc. (GIL US)	8,629	477,874
#	Groupe Dynamite, Inc.	2,849	115,049
	Hammond Power Solutions, Inc.	1,500	268,242
	Headwater Exploration, Inc.	63,496	600,151
	Hudbay Minerals, Inc. (HBM US)	38,247	870,119
Ω	Jamieson Wellness, Inc.	12,261	361,660
*	K92 Mining, Inc.	61,362	986,187
#	Keyera Corp.	31,956	1,357,705
*	Kinaxis, Inc.	3,926	470,498
	Labrador Iron Ore Royalty Corp.	14,967	285,599
	Lundin Gold, Inc.	23	1,288
*	LunR Royalties Corp.	4	53
	Maple Leaf Foods, Inc.	11,843	241,616
*	MDA Space Ltd.	19,984	605,001
	Medical Facilities Corp.	3,300	41,101
	North West Co., Inc.	15,170	550,269
	OceanaGold Corp.	33,922	817,893
	OR Royalties, Inc. (OR US)	25,638	762,987
#	Pet Valu Holdings Ltd.	11,595	162,364
	PrairieSky Royalty Ltd.	47,205	1,167,455
	Premium Brands Holdings Corp.	1,763	116,594
	Propel Holdings, Inc.	4,448	78,150
	Pulse Seismic, Inc.	14,400	32,871
		Shares	Value»
CANADA — (Continued)
	Quebecor, Inc., Class B	24,187	$1,119,243
*	Real Matters, Inc.	2,900	9,930
	Richelieu Hardware Ltd.	2,872	72,648
	Savaria Corp.	11,977	248,793
#*	Seabridge Gold, Inc. SA US	1,000	25,810
#	Secure Waste Infrastructure Corp.	76,841	1,324,306
	Sienna Senior Living, Inc.	22,092	351,272
	South Bow Corp. SOBO US	26,239	973,467
	Sprott, Inc. (SII CN)	600	61,667
	Sprott, Inc. (SII US)	5,885	606,214
	Stantec, Inc. (STN CN)	8,506	600,277
	Stantec, Inc. (STN US)	4,942	348,362
	Stella-Jones, Inc.	453	24,992
	Sylogist Ltd.	3,400	8,004
	Tamarack Valley Energy Ltd.	32,000	306,110
	TECSYS, Inc.	601	14,328
	TELUS Corp.	10,317	98,471
*	TerrAscend Corp.	16,000	7,989
#	TerraVest Industries, Inc.	3,307	269,471
	TFI International, Inc. (TFII CN)	1,533	207,108
	TFI International, Inc. (TFII US)	4,158	561,413
	Topaz Energy Corp.	24,519	553,573
	Toromont Industries Ltd.	4,306	647,720
	TransAlta Corp.	77,333	968,033
*	Trekor Metals Ltd. TGB US	18,501	125,252
#*	Trekor Metals Ltd. TKO CN	26	175
#	Triple Flag Precious Metals Corp. (TFPM CN)	2,000	57,453
	Triple Flag Precious Metals Corp. (TFPM US)	7,390	212,610
*	Viemed Healthcare, Inc.	8,932	104,236
	Wall Financial Corp.	2,300	31,846
*	Wesdome Gold Mines Ltd.	42,900	795,969
#	Westshore Terminals Investment Corp.	8,414	240,683
TOTAL CANADA			38,628,520

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (2.0%)
#	ALK-Abello AS	25,166	$860,737
	Chemometec AS	697	46,520
*	Demant AS	2,585	111,889
	FLSmidth & Co. AS	3,180	238,637
	ISS AS	35,376	1,567,911
	MT Hoejgaard Holding AS	275	11,230
#*Ω	Netcompany Group AS	3,815	190,398
#*	NTG Nordic Transport Group AS, Class A	1,504	59,040
	Pandora AS	3,869	484,509
	Per Aarsleff Holding AS	2,762	307,635
	Ringkjoebing Landbobank AS	7,254	1,949,209
	Rockwool AS ROCKA DC, Class A	319	10,746
#	Rockwool AS ROCKB DC, Class B	726	23,196
	Royal Unibrew AS	12,828	962,306
TOTAL DENMARK			6,823,963
FINLAND — (2.6%)
	Alma Media OYJ	5,579	87,336
	Elisa OYJ	25,465	1,026,973
	F-Secure OYJ	18,539	39,550
#	Harvia OYJ	4,474	213,447
	Kalmar OYJ, Class B	8,376	372,470
	Kesko OYJ (KESKOA FH), Class A	12,798	312,360
#	Kesko OYJ (KESKOB FH), Class B	59,117	1,473,037
	Konecranes OYJ	4,047	126,249
	Marimekko OYJ	7,952	96,774
	Orion OYJ (ORNAV FH), Class A	7,832	731,148
	Orion OYJ (ORNBV FH), Class B	27,053	2,529,108
	Puuilo OYJ	18,161	358,476
	Sampo OYJ, Class A	94,925	1,045,511
	Sanoma OYJ	7,387	75,427
	Vaisala OYJ, Class A	2,328	147,627
#	Verkkokauppa.com OYJ	5,845	23,741
TOTAL FINLAND			8,659,234
FRANCE — (5.5%)
	Accor SA	21,433	1,114,645
#	Aeroports de Paris SA	3,315	459,477
*	Bastide le Confort Medical	726	19,606
#	Bureau Veritas SA	21,580	690,345
	Elis SA	23,483	673,584
	Equasens	585	22,100
	Eurofins Scientific SE	15,438	1,217,452
	Exosens SAS	4,530	300,546
		Shares	Value»
FRANCE — (Continued)
#	FDJ UNITED	17,343	$438,812
*	Figeac Aero	2,024	25,556
	Gaztransport Et Technigaz SA	10,027	2,266,294
	Getlink SE	51,070	1,089,463
	GL Events SACA	1,413	51,422
*	ID Logistics Group SACA	1,159	482,790
	Infotel SA	775	37,498
	Interparfums SA	5,032	142,840
	Ipsen SA	5,178	1,000,521
	JCDecaux SE	11,506	301,424
#	Kaufman & Broad SA	3,850	112,740
	Linedata Services	183	9,320
	Nexans SA	7,280	1,108,899
*	OVH Groupe SA	1,540	26,753
#	Planisware SA	2,681	71,744
	Pluxee NV	15,298	251,147
	Rexel SA	17,923	743,727
	Robertet SA	176	162,027
#	Seche Environnement SACA	870	81,504
	Sodexo SA	12,218	803,416
	Sopra Steria Group	2,360	500,938
	SPIE SA	33,641	1,809,238
	Stef SA	88	13,776
#	Sword Group	2,139	77,428
	Technip Energies NV	33,822	1,169,792
	Trigano SA	94	16,420
*	Vallourec SACA	40,543	977,536
	VIEL & Cie SA	2,096	45,824
	Virbac SACA	565	220,015
TOTAL FRANCE			18,536,619
GERMANY — (5.9%)
	Adesso SE	355	24,031
	Alzchem Group AG	1,244	221,713
	Atoss Software SE	2,860	278,623
#*	Auto1 Group SE	23,109	606,864
	Basler AG	1,101	31,827
	Bilfinger SE	6,124	585,675
*	Ceconomy AG	17,854	87,582
	Cewe Stiftung & Co. KGaA	18	1,994
#	CTS Eventim AG & Co. KGaA	15,249	1,028,862
#	Dermapharm Holding SE DMP GR	1,098	51,944
	Eckert & Ziegler SE	13,761	216,515
	Elmos Semiconductor SE	2,015	340,501
#	Energiekontor AG	2,022	79,913
#	Fielmann Group AG	8,389	393,203
	flatexDEGIRO SE	17,548	738,860
	Freenet AG	20,446	574,554
	Friedrich Vorwerk Group SE	1,386	105,274
	FUCHS SE	6,923	276,369

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	GEA Group AG	33,419	$2,374,136
	Hensoldt AG	14,387	1,321,574
#*	Hugo Boss AG	161	7,036
#	Init Innovation in Traffic Systems SE	748	40,853
*	IONOS Group SE	7,912	288,420
	IVU Traffic Technologies AG	3,749	99,718
	Jenoptik AG	8,167	353,844
Ω	JOST Werke SE	2,734	182,875
	Kontron AG	4,880	126,105
	Krones AG	2,564	330,438
	Nagarro SE	1,800	159,054
#	Nemetschek SE	8,797	592,959
*	Nordex SE	25,459	1,137,499
*	PVA TePla AG	1,560	59,926
#	Qiagen NV QGEN US	781	32,333
	Rational AG	1,009	785,564
	RENK Group AG	15,634	867,632
#	Schaeffler AG	28,222	232,625
	Schott Pharma AG & Co. KGaA	2,854	72,489
Ω	Scout24 SE	8,283	710,131
#	Secunet Security Networks AG	276	57,125
	Stroeer SE & Co. KGaA	9,269	424,285
	SUSS MicroTec SE	3,693	319,699
	Symrise AG	16,500	1,693,230
	TUI AG	83,340	725,832
#	Vossloh AG	1,360	91,663
	Washtec AG	3,302	148,526
*	Westwing Group SE	1,662	25,616
*Ω	Zalando SE	32,398	1,056,667
	Zeal Network SE	207	10,370
TOTAL GERMANY			19,972,528
HONG KONG — (1.3%)
	ASMPT Ltd.	14,900	285,924
	Best Mart 360 Holdings Ltd.	42,000	8,765
#*	Bright Smart Securities & Commodities Group Ltd.	152,000	124,029
	Cafe de Coral Holdings Ltd.	34,000	24,073
	Cowell e Holdings, Inc.	88,000	231,489
Ω	Crystal International Group Ltd.	78,000	64,306
#*	Deep Source Holdings Ltd.	310,000	20,608
*Ω	FIT Hon Teng Ltd.	242,000	144,762
	FSE Lifestyle Services Ltd.	41,000	27,448
	Giordano International Ltd.	172,000	30,690
		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings Ltd.	316,000	$83,811
	IGG, Inc.	120,000	51,097
Ω	Impro Precision Industries Ltd.	62,000	57,259
	JBM Healthcare Ltd.	28,000	6,855
	Johnson Electric Holdings Ltd.	43,000	102,005
	Karrie International Holdings Ltd.	92,000	21,490
	Luk Fook Holdings International Ltd.	13,000	40,751
*	Melco International Development Ltd.	133,499	62,670
	MGM China Holdings Ltd.	92,000	133,164
	Midland Holdings Ltd.	38,000	10,939
	Modern Dental Group Ltd.	43,000	42,168
#	Nissin Foods Co. Ltd.	36,000	30,756
	Oriental Watch Holdings	28,000	11,745
	Pacific Basin Shipping Ltd.	399,000	166,717
	PAX Global Technology Ltd.	8,000	4,023
	PCCW Ltd.	971,687	728,315
	Perfect Medical Health Management Ltd.	132,000	22,736
	Pico Far East Holdings Ltd.	32,000	9,179
	Plover Bay Technologies Ltd.	128,000	136,049
Ω	Samsonite Group SA	308,100	554,445
	SmarTone Telecommunications Holdings Ltd.	25,000	15,634
#	Stella International Holdings Ltd.	89,000	165,400
	SUNeVision Holdings Ltd.	211,000	130,048
	Tradelink Electronic Commerce Ltd.	178,000	26,142
#	United Laboratories International Holdings Ltd.	124,000	141,092
#	Vitasoy International Holdings Ltd.	178,000	146,975
#*	Vobile Group Ltd.	180,000	56,957
	VSTECS Holdings Ltd.	80,000	95,666
	VTech Holdings Ltd.	9,300	61,312
	Xinyi Glass Holdings Ltd.	210,538	250,003
TOTAL HONG KONG			4,327,497

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.3%)
	Glanbia PLC (GLB ID)	30,538	$810,731
	Irish Continental Group PLC (IR5B ID)	40,436	366,391
TOTAL IRELAND			1,177,122
ISRAEL — (1.0%)
	Altshuler Shaham Finance Ltd.	10,560	22,077
	Analyst IMS Investment Management Services Ltd.	721	34,022
#	Aura Investments Ltd.	12,718	66,429
	Automatic Bank Services Ltd.	2,874	20,950
	Ayalon Holdings Ltd.	1,011	46,592
#*	Bet Shemesh Engines Holdings 1997 Ltd.	1,159	314,663
	Cohen Development Gas & Oil Ltd.	84	4,588
	Danel Adir Yeoshua Ltd.	1,245	175,091
	Danya Cebus Ltd.	1,730	66,421
	Delta Israel Brands Ltd.	658	24,637
	Electra Consumer Products 1970 Ltd.	1,830	43,020
	FMS Enterprises Migun Ltd.	369	23,386
	Fox Wizel Ltd.	1,581	156,706
	Globrands Ltd.	90	2,972
	Hilan Ltd.	1,757	125,927
	Hiper Global Ltd.	2,782	26,393
	IDI Insurance Co. Ltd.	2,449	193,408
	Inrom Construction Industries Ltd.	25,113	200,695
#	Israel Shipyards Industries Ltd.	208	7,820
	Libra Insurance Co. Ltd.	5,353	37,885
	M Yochananof & Sons Ltd.	868	99,299
*	Malam-Team Holding Ltd.	1,121	49,372
	Matrix IT Ltd.	5,841	165,302
	Max Stock Ltd.	18,515	211,145
	Meitav Investment House Ltd.	2,305	99,735
*	Nayax Ltd.	1,180	80,081
	One Software Technologies Ltd.	7,045	151,059
	Partner Communications Co. Ltd.	12,808	157,501
#	Qualitau Ltd.	862	141,432
		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	$297,777
#*	Tadiran Group Ltd.	653	40,280
	Telsys Ltd.	884	100,195
	Tiv Taam Holdings 1 Ltd.	18,868	71,178
	Turpaz Industries Ltd.	1,575	33,072
*	Veridis Environment Ltd.	1,492	24,616
	YD More Investments Ltd.	6,747	93,990
TOTAL ISRAEL			3,409,716
ITALY — (3.8%)
#	A2A SpA	36,319	94,872
	ACEA SpA	6,569	159,622
	Arnoldo Mondadori Editore SpA	38,079	92,193
	Azimut Holding SpA	38,292	1,626,451
	Banca Generali SpA	20,762	1,568,509
	Banca Mediolanum SpA	3,512	94,104
#*Ω	BFF Bank SpA	7,461	25,201
#	Brunello Cucinelli SpA	11,735	1,196,739
Ω	Carel Industries SpA	3,249	101,455
	Cembre SpA	763	71,992
	De' Longhi SpA	2,429	114,016
#Ω	doValue SpA	14,092	37,597
Ω	Enav SpA	17,149	100,151
	Fiera Milano SpA	2,922	28,445
#*	Fincantieri SpA	16,008	251,628
	FinecoBank Banca Fineco SpA	34,908	956,369
	Hera SpA	12,748	55,648
#	Intercos SpA	6,748	104,104
	Iveco Group NV	3,597	57,676
	Lottomatica Group SpA	28,231	763,201
	LU-VE SpA	1,918	126,165
	Maire SpA	52,339	782,174
#	Moltiply Group SpA	4,425	186,406
#*	NewPrinces SpA	4,907	90,847
	Pharmanutra SpA	1,151	110,511
Ω	RAI Way SpA	34,041	182,492
	Reply SpA	4,705	597,073
#	Saipem SpA	267,614	1,298,315
#	Sanlorenzo SpA	3,013	131,979
	Sesa SpA	1,469	156,908
	SOL SpA	12,905	845,716
Ω	Technogym SpA	40,447	632,812
#	TXT e-solutions SpA	983	52,532
	Wiit SpA	1,997	64,738
TOTAL ITALY			12,758,641
JAPAN — (22.2%)
	& ST HD Co. Ltd.	6,700	142,150

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	5,300	$98,513
#	AB & Company Co. Ltd.	1,200	10,278
#	ABC-Mart, Inc.	13,600	232,706
	Ad-sol Nissin Corp.	2,600	24,516
#	Aeon Fantasy Co. Ltd.	2,900	50,213
#	Aeon Hokkaido Corp.	9,000	47,699
#	Aeon Kyushu Co. Ltd.	1,200	21,331
	Aica Kogyo Co. Ltd.	13,800	318,176
#	AIMECHATEC Ltd.	2,100	84,706
	Ain Holdings, Inc.	900	33,224
	Airman Corp.	1,900	30,110
#	AIT Corp.	2,500	36,833
*	Akebono Brake Industry Co. Ltd.	5,000	3,424
	ALSOK Co. Ltd.	49,300	362,380
	Altech Corp.	13,410	69,305
	Amano Corp.	14,300	346,401
	Amiya Corp.	1,000	27,215
	Anest Iwata Corp.	800	8,993
#	Anicom Holdings, Inc.	20,000	149,998
	Anycolor, Inc.	1,700	27,975
#	Aoyama Zaisan Networks Co. Ltd.	6,400	51,026
#	Appier Group, Inc.	10,200	61,095
	Arealink Co. Ltd.	8,800	54,696
	Argo Graphics, Inc.	16,800	143,386
#	Artner Co. Ltd.	4,200	25,056
	As One Corp.	3,300	49,724
#	Asahi Kogyosha Co. Ltd.	1,100	25,999
	Asahi Yukizai Corp.	1,900	71,798
	Asanuma Corp.	2,300	12,479
*	Atom Corp.	6,800	16,248
	Atrae, Inc.	4,500	24,266
#*	Aucnet, Inc.	18,400	153,304
#	Avant Group Corp.	7,100	56,382
	Axial Retailing, Inc.	3,200	25,446
	AZ-COM MARUWA Holdings, Inc.	12,000	69,283
#	AZOOM Co. Ltd.	800	23,316
#*	Bank of Innovation, Inc.	900	27,808
	Base Co. Ltd.	2,100	42,223
	Belc Co. Ltd.	1,000	41,930
	Bell System24 Holdings, Inc.	12,200	104,548
#*	Bengo4.com, Inc.	1,200	17,358
#	Bewith, Inc.	800	8,063
#	Bic Camera, Inc.	25,500	278,946
	BIPROGY, Inc.	12,700	389,730
	Blue Zones Holdings Co. Ltd.	24,500	275,000
#	Bookoff Group Holdings Ltd.	1,200	21,140
	Broadleaf Co. Ltd.	17,200	47,532
	Broadmedia Corp.	1,330	14,625
		Shares	Value»
JAPAN — (Continued)
	BRONCO BILLY Co. Ltd.	1,600	$27,016
	Bunka Shutter Co. Ltd.	7,300	86,775
#	Business Engineering Corp.	7,000	53,589
	BuySell Technologies Co. Ltd.	1,200	22,165
	C Uyemura & Co. Ltd.	2,600	360,838
	Calbee, Inc.	12,400	226,155
	Canon Marketing Japan, Inc.	3,900	87,636
	Careerlink Co. Ltd.	2,200	32,546
	CE Holdings Co. Ltd.	900	9,421
	Celsys, Inc.	13,300	143,555
	Central Automotive Products Ltd.	9,900	127,176
#	Charm Care Corp. KK	5,300	44,935
#	Chikaranomoto Holdings Co. Ltd.	2,800	28,900
#*	Chiyoda Corp.	12,025	48,839
	Chugoku Marine Paints Ltd.	7,100	158,346
	CKD Corp.	16,000	583,886
#	Colowide Co. Ltd.	22,300	288,391
	Computer Engineering & Consulting Ltd.	6,700	93,777
#	Computer Institute of Japan Ltd.	6,500	20,920
#	Comture Corp.	2,400	21,555
	Copro-Holdings Co. Ltd.	2,000	10,183
#	Core Corp.	2,800	35,381
	Cosmos Pharmaceutical Corp.	6,700	270,244
#	Cota Co. Ltd.	6,435	49,131
#	Create Restaurants Holdings, Inc.	81,320	397,558
	Create SD Holdings Co. Ltd.	8,100	169,200
	Creek & River Co. Ltd.	1,600	14,471
	Cresco Ltd.	9,000	91,137
	CTS Co. Ltd.	8,600	45,383
	Curves Holdings Co. Ltd.	16,500	99,044
	CyberAgent, Inc.	20,800	190,035
#	Cybozu, Inc.	7,600	130,152
	Dai-Dan Co. Ltd.	10,500	158,326
	Daiei Kankyo Co. Ltd.	3,600	84,219
	Daihatsu Infinearth Mfg Co. Ltd.	1,300	22,213
	Daiichikosho Co. Ltd.	15,700	178,418
	Daiseki Co. Ltd.	11,798	280,542
	Daitron Co. Ltd.	3,800	77,663
	Daiwabo Holdings Co. Ltd.	28,500	635,237
	Dear Life Co. Ltd.	10,300	70,307

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Densan System Holdings Co. Ltd.	900	$16,445
	Dentsu Soken, Inc.	23,400	396,551
	Dexerials Corp.	35,800	722,653
	Digital Arts, Inc.	2,100	53,633
#	Digital Information Technologies Corp.	8,400	49,884
	DMG Mori Co. Ltd.	20,500	469,038
	DTS Corp.	54,400	395,635
#	DyDo Group Holdings, Inc.	1,300	24,565
#	EAT&HOLDINGS Co. Ltd.	1,600	20,472
	Ebara Jitsugyo Co. Ltd.	7,200	107,788
	eGuarantee, Inc.	6,700	77,112
	Elan Corp.	3,300	15,884
	Elecom Co. Ltd.	15,200	176,865
	en, Inc.	4,300	34,584
	Entrust, Inc.	4,400	30,960
#	ERI Holdings Co. Ltd.	1,200	11,828
#	ES-Con Japan Ltd.	6,900	46,367
	ESPEC Corp.	1,200	28,820
#	Eternal Hospitality Group Co. Ltd.	2,400	20,771
#	euglena Co. Ltd.	5,300	11,316
#	eWeLL Co. Ltd.	1,800	23,784
	Exedy Corp.	4,600	173,333
	EXEO Group, Inc.	26,000	424,550
	F&M Co. Ltd.	1,900	30,996
	FaithNetwork Co. Ltd.	4,500	22,058
#*	f-code, Inc.	1,000	8,399
*	FDK Corp.	1,800	4,390
	Financial Partners Group Co. Ltd.	15,000	161,050
	FINDEX, Inc.	3,100	16,353
	Fintech Global, Inc.	19,400	15,967
#	Fixstars Corp.	5,000	64,926
	Focus Systems Corp.	1,600	17,457
	Food & Life Cos. Ltd.	1,800	62,844
#	Forval Corp.	1,800	11,529
	FP Corp.	12,400	196,695
	Freebit Co. Ltd.	4,100	40,026
	Fujibo Holdings, Inc.	3,600	77,374
	Fujimi, Inc.	12,200	285,575
#	Fujita Kanko, Inc.	9,000	113,449
	Fukuda Denshi Co. Ltd.	5,200	369,205
	Fukui Computer Holdings, Inc.	3,200	64,265
#	FULLCAST Holdings Co. Ltd.	5,400	58,474
	Funai Soken Holdings, Inc.	21,260	147,233
#	Furuno Electric Co. Ltd.	800	36,019
	Furuya Metal Co. Ltd.	2,000	81,656
	Furyu Corp.	2,800	24,273
		Shares	Value»
JAPAN — (Continued)
	Fuso Chemical Co. Ltd.	16,800	$384,562
	Future Corp.	11,000	169,462
	G-7 Holdings, Inc.	8,600	78,467
#	GA Technologies Co. Ltd.	3,600	32,549
	Gakkyusha Co. Ltd.	1,800	30,405
	Gakujo Co. Ltd.	1,800	18,318
	Galilei Holdings Co. Ltd.	6,400	138,030
#	Genki Global Dining Concepts Corp.	3,200	70,904
	Genky DrugStores Co. Ltd.	4,400	103,059
#	Gift Holdings, Inc.	2,400	77,438
#	Giftee Group, Inc.	6,000	39,455
	Global Link Management KK	1,000	12,068
	GLtechno Holdings, Inc.	700	24,794
	GMO Financial Gate, Inc.	800	32,220
#	GMO Financial Holdings, Inc.	10,300	70,103
	GMO internet group, Inc.	15,938	425,492
	GMO Payment Gateway, Inc.	4,498	280,285
#*	GNI Group Ltd.	4,100	63,469
#	Gokurakuyu Holdings Co. Ltd.	3,700	11,649
	Goldwin, Inc.	11,503	165,229
#	Greens Co. Ltd.	2,300	31,738
	grems, Inc.	1,800	28,987
	GS Yuasa Corp.	12,500	420,961
	H.U. Group Holdings, Inc.	5,900	126,088
#	Hakudo Co. Ltd.	300	6,514
	Hamakyorex Co. Ltd.	4,300	49,330
	Happinet Corp.	8,400	173,882
	Hard Off Corp. Co. Ltd.	3,700	67,149
	Hazama Ando Corp.	21,500	244,956
#	Hiday Hidaka Corp.	4,800	86,917
	Hikari Tsushin, Inc.	78	19,072
	Hioki EE Corp.	2,868	198,567
	Hochiki Corp.	6,500	77,704
	Hokuto Corp.	200	2,450
#	Hotland Holdings Co. Ltd.	3,900	40,184
	HPC Systems, Inc.	1,000	19,452
	IBJ, Inc.	7,600	39,275
#	Ichibanya Co. Ltd.	15,820	93,033
	Ichigo, Inc.	27,100	70,131
#	Ichiyoshi Securities Co. Ltd.	6,100	59,139
#	IDOM, Inc.	22,700	182,474
#	IG Port, Inc.	2,400	16,048

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	IKK Holdings, Inc.	2,500	$12,606
#	I'll, Inc.	3,200	45,410
#	i-mobile Co. Ltd.	8,400	25,323
	Inaba Denki Sangyo Co. Ltd.	14,700	262,158
	Infomart Corp.	23,200	83,116
	Innotech Corp.	1,500	31,076
#	Insource Co. Ltd.	16,000	75,846
#	Intage Holdings, Inc.	2,400	28,768
#	Intelligent Wave, Inc.	3,700	23,099
	Internet Initiative Japan, Inc.	20,700	454,405
#	IPS, Inc.	2,400	52,185
#	ISB Corp.	3,900	57,695
#	Ise Chemicals Corp.	8,000	167,814
#	Ishihara Chemical Co. Ltd.	800	14,413
	Istyle, Inc.	15,800	43,714
	Itfor, Inc.	9,100	98,026
	Ito En Ltd.	10,600	198,320
	Itochu Enex Co. Ltd.	11,000	149,205
	Itoki Corp.	10,500	192,370
	IwaiCosmo Holdings, Inc.	3,500	91,230
#	Iwaki Co. Ltd.	2,200	70,418
	J Front Retailing Co. Ltd.	16,300	303,306
	JAC Recruitment Co. Ltd.	23,200	137,379
	Jade Group, Inc.	3,000	30,981
	Japan Airport Terminal Co. Ltd.	11,800	417,432
	Japan Aviation Electronics Industry Ltd.	100	1,476
	Japan Business Systems, Inc.	1,400	14,067
	Japan Electronic Materials Corp.	2,500	92,470
	Japan Elevator Service Holdings Co. Ltd.	37,000	392,140
#	Japan Eyewear Holdings Co. Ltd.	800	12,643
#	Japan Investment Adviser Co. Ltd.	5,000	67,005
	Japan Lifeline Co. Ltd.	14,500	142,794
	Japan Material Co. Ltd.	22,000	302,549
	Japan Property Management Center Co. Ltd.	3,500	39,932
#	Japan System Techniques Co. Ltd.	4,400	51,628
	JBCC Holdings, Inc.	21,600	219,082
	JCU Corp.	6,400	232,752
	Jeol Ltd.	12,300	624,432
	JFE Systems, Inc.	1,600	19,168
#	JINS Holdings, Inc.	3,400	135,697
		Shares	Value»
JAPAN — (Continued)
	J-Lease Co. Ltd.	5,400	$46,241
#	JM Holdings Co. Ltd.	7,400	63,487
	JMDC, Inc.	5,000	97,632
#	JP-Holdings, Inc.	20,500	81,566
	Justsystems Corp.	10,400	263,872
	JVCKenwood Corp.	30,800	216,487
	JX Advanced Metals Corp.	7,350	170,286
	Kaga Electronics Co. Ltd.	1,800	52,277
	Kakaku.com, Inc.	22,600	524,984
	Kanamic Network Co. Ltd.	5,200	16,180
	Kanematsu Corp.	24,100	314,580
#	Kanro, Inc.	1,800	12,456
#	Kansai Paint Co. Ltd.	24,300	430,148
	Kanto Denka Kogyo Co. Ltd.	2,900	47,312
#*	Kappa Create Co. Ltd.	5,100	52,122
	Katitas Co. Ltd.	14,800	313,580
#	KeePer Technical Laboratory Co. Ltd.	5,200	91,482
	KH Neochem Co. Ltd.	5,200	106,997
	Kintetsu Department Store Co. Ltd.	1,500	17,401
	Ki-Star Real Estate Co. Ltd.	3,200	70,726
	Kitz Corp.	9,600	130,334
	Kobe Bussan Co. Ltd.	25,000	437,091
#	Kohoku Kogyo Co. Ltd.	1,200	32,270
	KOMEDA Holdings Co. Ltd.	14,600	265,090
	Komehyo Holdings Co. Ltd.	800	25,068
	Konoike Transport Co. Ltd.	200	3,740
#	Kosaido Holdings Co. Ltd.	17,000	53,467
#	Koshidaka Holdings Co. Ltd.	13,241	87,083
#	Kotobuki Spirits Co. Ltd.	22,500	358,726
#	Kourakuen Corp.	1,600	11,301
	Kozo Keikaku Engineering Holdings, Inc.	3,000	54,469
	Kraftia Corp.	6,100	320,785
#	KRS Corp.	700	12,619
	Kumagai Gumi Co. Ltd.	4,500	40,075
#	Kura Sushi, Inc.	8,400	87,987
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	401,075
#	Kyoritsu Maintenance Co. Ltd.	17,600	382,490
#	LA Holdings Co. Ltd.	4,200	72,034
	Leopalace21 Corp.	48,000	203,076

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Life Corp.	10,800	$174,901
#	Lifedrink Co., Inc.	11,200	101,775
#	LIKE, Inc.	1,800	17,145
#	Link & Motivation, Inc.	13,500	53,437
	Lintec Corp.	6,400	245,346
	Lion Corp.	38,800	415,941
#	LITALICO, Inc.	4,300	42,968
	M&A Capital Partners Co. Ltd.	2,600	63,059
	Maeda Kosen Co. Ltd.	12,800	157,658
#	Mani, Inc.	14,200	133,869
	MarkLines Co. Ltd.	4,100	34,527
	Marui Group Co. Ltd.	27,800	517,901
#	Matching Service Japan Co. Ltd.	1,300	8,075
	Matsuda Sangyo Co. Ltd.	1,400	47,070
	Matsui Securities Co. Ltd.	30,200	197,828
	Matsuya Co. Ltd.	1,900	22,764
#	Matsuyafoods Holdings Co. Ltd.	1,600	50,377
	Max Co. Ltd.	14,400	165,084
	MEC Co. Ltd.	4,900	254,325
*	Medley, Inc.	4,700	60,350
	Meidensha Corp.	4,600	271,212
	Meiho Facility Works Ltd.	3,100	18,425
	Meiko Electronics Co. Ltd.	1,200	150,731
	MEITEC Group Holdings, Inc.	24,000	502,372
#	Menicon Co. Ltd.	1,700	18,478
*	Mercari, Inc.	20,100	543,904
	METAWATER Co. Ltd.	5,600	107,411
	Micronics Japan Co. Ltd.	9,600	782,809
	Milbon Co. Ltd.	3,460	60,345
#	Mirai Industry Co. Ltd.	1,100	23,390
#	Miroku Jyoho Service Co. Ltd.	6,000	68,618
	Mitani Corp.	6,400	116,218
	Mitani Sekisan Co. Ltd.	5,600	66,755
#	Mitsubishi Kakoki Kaisha Ltd.	800	15,628
	Mitsui E&S Co. Ltd.	12,500	376,992
#	Mitsui High-Tec, Inc.	4,200	23,471
#	Mitsui Matsushima Holdings Co. Ltd., Class C	3,600	52,187
#	Mitsui-Soko Holdings Co. Ltd.	9,900	223,454
	Miura Co. Ltd.	13,200	264,665
	Mizuho Medy Co. Ltd.	2,000	21,009
	Modec, Inc.	3,200	206,678
	Monogatari Corp.	9,900	340,099
	Morinaga & Co. Ltd.	19,600	324,847
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	37,400	$279,679
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,600	23,197
	MOS Food Services, Inc.	3,300	79,934
#	Mugen Estate Co. Ltd.	2,500	30,356
	m-up Holdings, Inc.	22,600	112,463
	Musashi Seimitsu Industry Co. Ltd.	7,000	138,323
	Nagano Keiki Co. Ltd.	1,200	27,928
#	Nagase Brothers, Inc.	1,700	24,937
	Nagawa Co. Ltd.	400	13,028
	Nakanishi, Inc.	14,401	273,673
	Namura Shipbuilding Co. Ltd.	9,100	244,044
	Nareru Group, Inc.	1,100	15,931
	NCD Co. Ltd./Shinagawa	1,900	29,373
#*	Net Protections Holdings, Inc.	12,700	34,830
	New Art Holdings Co. Ltd.	3,619	30,677
	Nextage Co. Ltd.	13,500	281,313
	Nichias Corp.	28,200	584,480
	Nichirei Corp.	32,400	450,654
	Nifco, Inc.	11,100	359,332
	Nihon Dengi Co. Ltd.	2,400	31,310
	Nihon M&A Center Holdings, Inc.	74,300	296,685
#	Nippon Air Conditioning Services Co. Ltd.	6,700	66,532
	Nippon Aqua Co. Ltd.	3,900	18,391
#	Nippon Avionics Co. Ltd.	800	26,308
	Nippon Care Supply Co. Ltd.	900	21,968
	Nippon Chemi-Con Corp.	3,500	66,719
	Nippon Gas Co. Ltd.	38,300	682,402
	Nippon Kodoshi Corp.	1,300	53,201
#	Nippon Parking Development Co. Ltd., Class C	74,700	115,216
	Nissei ASB Machine Co. Ltd.	2,700	151,755
	Nisso Holdings Co. Ltd.	4,700	18,329
	Nissui Corp.	33,700	265,743
	Nitto Kogyo Corp.	2,600	70,130
	Nittoc Construction Co. Ltd.	2,800	19,994
#	Noevir Holdings Co. Ltd.	4,800	149,831

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NOF Corp.	14,900	$258,894
	Nojima Corp.	27,300	223,517
	Nomura Co. Ltd.	4,000	29,267
#	Nomura Micro Science Co. Ltd.	1,200	29,386
#	NS Solutions Corp.	5,800	143,057
	NSD Co. Ltd.	19,600	350,167
#	Oat Agrio Co. Ltd.	1,200	18,257
#	Obara Group, Inc.	400	14,326
	Ohsho Food Service Corp.	12,000	227,780
#	Oisix ra daichi, Inc.	1,200	12,184
	Oki Electric Industry Co. Ltd.	500	8,446
	Okinawa Cellular Telephone Co.	17,200	417,070
#	Ootoya Holdings Co. Ltd.	400	21,551
	Open Up Group, Inc.	9,000	113,583
	Optex Group Co. Ltd.	5,520	118,096
	Organo Corp.	2,000	179,943
#	Osaka Organic Chemical Industry Ltd.	3,900	108,857
#	OSAKA Titanium Technologies Co. Ltd.	7,700	134,904
#	OSG Corp.	10,600	241,835
	PAL GROUP Holdings Co. Ltd.	21,600	203,827
	Park24 Co. Ltd.	33,300	412,162
	Penta-Ocean Construction Co. Ltd.	39,300	365,801
	Persol Holdings Co. Ltd.	266,900	443,114
#	PIA Corp.	1,300	23,137
	Pigeon Corp.	31,500	399,248
	PILLAR Corp.	6,900	398,831
#	Pilot Corp.	12,000	136,302
#*	PKSHA Technology, Inc.	1,200	21,044
	Plus Alpha Consulting Co. Ltd.	6,300	90,775
	Poppins Corp.	800	7,400
	Port, Inc.	1,000	15,285
	PR Times Corp.	1,200	15,719
	Premium Group Co. Ltd.	10,200	130,834
	Premium Water Holdings, Inc.	800	18,521
	Prestige International, Inc.	27,000	120,040
#	Pro-Ship, Inc.	5,200	60,136
	PS Construction Co. Ltd.	700	9,904
#	Qol Holdings Co. Ltd.	2,200	28,862
	Quick Co. Ltd.	11,700	56,895
		Shares	Value»
JAPAN — (Continued)
	Raito Kogyo Co. Ltd.	13,600	$320,415
	Raiznext Corp.	1,300	23,549
	Rakus Co. Ltd.	36,608	247,234
#	Rasa Industries Ltd.	2,100	23,512
	Relo Group, Inc.	29,300	369,675
#	Renaissance, Inc.	1,700	11,358
	Resorttrust, Inc.	50,200	563,048
	Riken Keiki Co. Ltd.	5,800	125,330
	Ringer Hut Co. Ltd.	5,000	73,590
#	Riso Kyoiku Group Corp.	12,105	15,792
	Rohto Pharmaceutical Co. Ltd.	24,600	368,415
	Roland Corp.	2,800	73,568
	Rorze Corp.	15,700	378,103
	Round One Corp.	62,600	475,670
#	Royal Holdings Co. Ltd.	10,800	90,221
	Saizeriya Co. Ltd.	5,900	292,744
#	Samco, Inc.	900	46,654
	Sangetsu Corp.	8,500	164,666
	Sanki Engineering Co. Ltd.	14,400	204,835
	Sankyo Co. Ltd.	29,100	337,700
	Sankyu, Inc.	5,800	343,086
	Sansan, Inc.	14,000	177,931
#	Santec Holdings Corp.	900	93,680
	Santen Pharmaceutical Co. Ltd.	47,100	556,072
	Sato Foods Co. Ltd.	600	32,179
	SBI Leasing Services Co. Ltd.	1,400	24,659
	SBS Holdings, Inc.	5,900	164,413
	Scroll Corp.	3,900	41,554
	Sega Sammy Holdings, Inc.	23,400	404,238
	Segue Group Co. Ltd.	4,700	17,514
	Seika Corp.	1,800	29,289
	Seiko Group Corp.	7,800	381,366
	Seiren Co. Ltd.	8,500	168,129
	Senko Group Holdings Co. Ltd.	18,000	248,807
	Senshu Electric Co. Ltd.	3,300	125,070
#	SERAKU Co. Ltd.	1,300	10,834
	Seria Co. Ltd.	14,476	350,744
	Seven Bank Ltd.	124,400	248,345
#	Sharingtechnology, Inc.	3,000	25,174
#*	Sharp Corp.	33,200	128,254
	Shibaura Mechatronics Corp.	18,000	479,564
#*	SHIFT, Inc.	38,985	219,055
#	Shimadaya Corp.	1,400	14,538
	Shin Maint Holdings Co. Ltd.	5,200	33,971

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	1,500	$30,124
#	Shinnihonseiyaku Co. Ltd.	4,000	50,697
	Ship Healthcare Holdings, Inc.	12,300	197,046
	SHO-BOND Holdings Co. Ltd.	27,600	228,436
#	Shoei Co. Ltd.	13,700	166,981
	SIGMAXYZ Holdings, Inc.	19,600	73,611
*	Simplex Holdings, Inc.	22,800	163,066
	Sinfonia Technology Co. Ltd.	4,300	349,855
	Sinko Industries Ltd.	10,500	80,352
	SKY Perfect JSAT Corp.	3,600	46,891
	Smaregi, Inc.	500	10,015
#	SMS Co. Ltd.	19,900	276,302
	Socionext, Inc.	30,900	362,798
	Softcreate Holdings Corp.	5,000	65,221
	Software Service, Inc.	800	55,031
	Soken Chemical & Engineering Co. Ltd.	1,200	23,214
	Soliton Systems KK	3,900	47,263
	Sparx Group Co. Ltd.	7,020	98,868
#	S-Pool, Inc.	7,900	13,413
#	SRA Holdings	3,100	90,361
#	SRS Holdings Co. Ltd.	6,600	59,339
	St. Marc Holdings Co. Ltd.	1,800	29,007
	Star Mica Holdings Co. Ltd.	5,100	48,547
	Starts Corp., Inc.	7,800	231,291
	Step Co. Ltd.	300	4,234
	STI Foods Holdings, Inc.	2,400	16,838
	Strike Group Co. Ltd.	5,800	48,088
	Sugi Holdings Co. Ltd.	16,600	294,187
	Sundrug Co. Ltd.	11,700	278,112
	SWCC Corp.	6,900	475,632
	System D, Inc.	2,400	6,854
	System Research Co. Ltd.	2,000	22,939
	System Support Holdings, Inc.	3,400	23,801
#	Systems Engineering Consultants Co. Ltd.	1,200	21,996
	Systena Corp.	78,000	205,462
#	Syuppin Co. Ltd.	8,200	68,979
#	Taiyo Holdings Co. Ltd.	21,000	619,453
	Taiyo Yuden Co. Ltd.	10,500	649,332
	Takara & Co. Ltd.	2,200	58,612
		Shares	Value»
JAPAN — (Continued)
	Takasago Thermal Engineering Co. Ltd.	8,900	$235,692
#	Takashimaya Co. Ltd.	35,500	507,503
	Takeuchi Manufacturing Co. Ltd.	11,300	523,261
#	Tama Home Co. Ltd.	5,500	104,878
	Tamron Co. Ltd.	43,200	388,056
#	Tanseisha Co. Ltd.	2,200	19,160
#	Tazmo Co. Ltd.	4,100	100,064
#	TDC Soft, Inc.	10,200	67,855
	TechMatrix Corp.	11,600	149,532
#	Technoflex Corp.	1,000	29,676
	Tenpos Holdings Co. Ltd.	1,600	38,389
#	Tera Probe, Inc.	600	37,297
	TIS, Inc.	23,500	563,397
	TKC Corp.	8,200	199,001
*	TKP Corp.	2,500	30,101
	Toa Corp. (1885 JP)	9,600	120,430
	Tocalo Co. Ltd.	21,500	385,625
	Toei Animation Co. Ltd.	13,700	253,698
	Toenec Corp.	3,000	38,206
	Toho Co. Ltd. (8142 JP)	4,200	35,610
	TOKAI Holdings Corp.	29,500	214,722
	Token Corp.	300	25,143
	Tokyo Base Co. Ltd.	6,300	15,089
	Tokyo Electron Device Ltd.	6,900	170,888
#	Tokyo Keiki, Inc.	600	25,401
	Tokyo Seimitsu Co. Ltd.	5,000	520,641
	Tokyotokeiba Co. Ltd.	5,500	173,319
	Tomen Devices Corp.	300	38,866
	Tomy Co. Ltd.	25,400	577,798
	Toranvia Co. Ltd.	3,047	17,751
#	Toridoll Holdings Corp.	13,600	371,501
	Torishima Pump Manufacturing Co. Ltd.	400	6,871
	Tosei Corp.	13,800	156,579
	Toshiba TEC Corp.	7,100	139,325
	Totech Corp.	3,300	79,540
	Toukei Computer Co. Ltd.	600	18,829
	Toumei Co. Ltd.	1,600	7,615
	Tow Co. Ltd.	4,900	10,313
	Towa Corp.	7,939	128,762
	Toyo Gosei Co. Ltd.	1,600	126,840
	Traders Holdings Co. Ltd.	8,020	62,480
	Transaction Co. Ltd.	8,000	60,102
#*	Transaction Media Networks, Inc.	6,200	16,234
	Transcosmos, Inc.	4,900	116,555

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TRE Holdings Corp.	500	$6,290
#	Treasure Factory Co. Ltd.	2,600	33,971
#	Tri Chemical Laboratories, Inc.	4,600	92,041
#	Tsuburaya Fields Holdings, Inc.	9,600	145,166
	Tsugami Corp.	6,500	238,527
	Tsuzuki Denki Co. Ltd.	900	21,405
	UACJ Corp.	25,400	370,747
	ULS Group, Inc.	7,000	24,727
	Ulvac, Inc.	4,400	232,063
#	U-Next Holdings Co. Ltd.	14,400	154,592
	Union Tool Co.	600	57,090
	United Arrows Ltd.	5,000	76,186
#	User Local, Inc.	2,500	28,400
	UT Group Co. Ltd.	110,300	127,028
#	Valqua Ltd.	6,500	259,856
#	Value HR Co. Ltd.	4,800	45,631
	ValueCommerce Co. Ltd.	1,200	3,563
	Vector, Inc.	9,100	101,134
	Vertex Corp.	12,000	98,678
	Vision, Inc.	3,700	23,940
#*	Visional, Inc.	5,600	308,562
	Wacom Co. Ltd.	22,300	107,565
#	Waseda Academy Co. Ltd.	3,700	57,718
	WATAMI Co. Ltd.	2,600	15,380
	Weathernews, Inc.	8,000	101,281
	Wellnet Corp.	5,700	22,986
#	West Holdings Corp.	5,915	92,919
#	Will Group, Inc.	5,900	40,080
#*	WingArc1st, Inc.	4,200	84,295
	Workman Co. Ltd.	3,000	110,033
	World Co. Ltd.	4,200	42,242
	YAMABIKO Corp.	3,400	81,860
	YAMADA Consulting Group Co. Ltd.	3,600	38,208
	Yamaichi Electronics Co. Ltd.	4,500	233,613
#	Yamami Co.	900	28,044
	Yamaura Corp.	900	8,437
	Yamazaki Baking Co. Ltd.	5,000	105,664
#	Yashima Denki Co. Ltd.	1,300	24,394
#	Yonex Co. Ltd.	14,600	237,567
#	Yoshinoya Holdings Co. Ltd.	19,900	480,543
#	Yossix Holdings Co. Ltd.	900	18,320
	Zenkoku Hosho Co. Ltd.	18,100	355,503
#	ZIGExN Co. Ltd.	10,500	27,659
	Zuken, Inc.	1,100	33,367
TOTAL JAPAN			74,505,988
		Shares	Value»
NETHERLANDS — (1.9%)
#	Akzo Nobel NV	20,430	$1,430,969
	AMG Critical Materials NV	1,525	52,203
	Arcadis NV	14,235	669,924
*Ω	Basic-Fit NV	7,856	314,306
	BE Semiconductor Industries NV	2,210	506,795
	IMCD NV	3,056	334,803
	Koninklijke BAM Groep NV	53,885	722,629
	Koninklijke Heijmans NV	4,739	512,658
#*	Magnum Ice Cream Co. NV MICC NA	12,415	232,010
#*	Magnum Ice Cream Co. NV MICC US	59,148	1,100,744
	Nedap NV	1,373	152,457
#	PostNL NV	57,341	59,501
	TKH Group NV	4,310	212,508
TOTAL NETHERLANDS			6,301,507
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	15,003	3,656
#	Briscoe Group Ltd.	6,337	17,185
	Channel Infrastructure NZ Ltd.	1,178	2,368
	Freightways Group Ltd.	33,273	271,148
	Genesis Energy Ltd.	15,597	23,483
	Hallenstein Glasson Holdings Ltd.	11,317	71,000
	NZX Ltd.	73,480	64,464
	Scales Corp. Ltd.	25,600	97,924
	Skellerup Holdings Ltd.	60,070	245,935
	SKY Network Television Ltd.	6,512	12,464
	TOWER Ltd.	56,842	62,383
*	Vista Group International Ltd.	30,441	44,149
TOTAL NEW ZEALAND			916,159
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	119,624	90,923
	AF Gruppen ASA	469	9,386
*	Aker BioMarine ASA	3,187	37,061
	Atea ASA	22,915	415,812
	Bluenord ASA	3,389	184,790
	Borregaard ASA	10,711	178,508
	Bouvet ASA	23,439	112,059
Ω	Elmera Group ASA	23,591	113,396
	Elopak ASA	24,411	93,741
Ω	Europris ASA	44,317	399,261
	Himalaya Shipping Ltd. HSHP US	3,156	49,581
Ω	Kid ASA	9,010	123,971

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	5,524	$50,534
	Medistim ASA	4,290	102,788
Ω	Multiconsult ASA	5,352	85,503
	Norbit ASA	5,987	111,094
	Norconsult Norge AS	13,588	55,716
	Odfjell Technology Ltd.	4,019	24,686
*	OKEA ASA	11,773	42,747
Ω	Okeanis Eco Tankers Corp. OET NO	2,766	168,090
	Paratus Energy Services Ltd.	10,613	53,614
	SATS ASA	32,280	142,590
TOTAL NORWAY			2,645,851
PORTUGAL — (0.3%)
#	Altri SGPS SA	10,964	59,915
	Banco Comercial Portugues SA, Class R	5,227	6,440
	CTT-Correios de Portugal SA	20,914	148,745
	Jeronimo Martins SGPS SA	26,087	523,172
#	Mota-Engil SGPS SA	27,718	148,136
	NOS SGPS SA	1,498	8,338
TOTAL PORTUGAL			894,746
SINGAPORE — (1.0%)
	Aztech Global Ltd.	45,500	23,735
	Boustead Singapore Ltd.	26,000	40,143
	BRC Asia Ltd.	7,800	25,896
	Delfi Ltd.	68,200	46,553
	DFI Retail Group Holdings Ltd.	65,600	259,366
	First Resources Ltd.	83,400	220,370
	Food Empire Holdings Ltd.	57,720	109,401
	Frencken Group Ltd.	61,200	117,911
	Hong Leong Asia Ltd.	25,000	55,929
	HRnetgroup Ltd.	67,400	38,863
	iFAST Corp. Ltd.	31,300	221,797
	Marco Polo Marine Ltd.	362,900	37,610
	Micro-Mechanics Holdings Ltd.	15,800	33,012
	Oiltek International Ltd.	11,800	13,791
	Pan-United Corp. Ltd.	27,400	34,369
	Propnex Ltd.	98,100	141,452
	Q&M Dental Group Singapore Ltd.	87,720	37,978
	Raffles Medical Group Ltd.	54,800	37,617
	Riverstone Holdings Ltd.	117,700	77,108
	SATS Ltd.	150,700	555,617
		Shares	Value»
SINGAPORE — (Continued)
	Sheng Siong Group Ltd.	206,900	$538,477
#	StarHub Ltd.	158,800	136,099
	UMS Integration Ltd.	246,468	437,636
	UOB-Kay Hian Holdings Ltd.	25,800	82,570
	Valuetronics Holdings Ltd.	55,600	46,401
	Vicom Ltd.	33,700	47,601
TOTAL SINGAPORE			3,417,302
SPAIN — (2.4%)
	Acciona SA	3,386	931,302
#	Audax Renovables SA	30,608	42,416
	Bankinter SA	5,495	101,080
	CIE Automotive SA	3,908	119,347
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	266,268
*	Distribuidora Internacional de Alimentacion SA	1,733	79,364
	Elecnor SA	2,772	109,618
*	Grenergy Renovables SA	2,276	241,494
	Indra Sistemas SA	37,303	2,452,544
#	Laboratorios Farmaceuticos Rovi SA	6,930	467,884
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	68,207	100,736
	Logista Integral SA	21,593	921,192
	Melia Hotels International SA	33,213	396,254
*	Nueva Expresion Textil SA	25,000	30,609
	Pharma Mar SA	878	80,066
#Ω	Prosegur Cash SA	118,184	91,130
	Renta 4 Banco SA	926	20,633
	Sacyr SA	16,730	90,946
*	Solaria Energia y Medio Ambiente SA	13,629	263,739
*	Tecnicas Reunidas SA	10,270	334,379
	Tubacex SA	17,239	60,498
	Vidrala SA	1,150	116,312
	Viscofan SA	13,952	924,463
TOTAL SPAIN			8,242,274
SWEDEN — (2.2%)
#	AddLife AB, Class B	18,840	320,249
	Addnode Group AB	15,415	62,101
	AQ Group AB	15,000	323,193
Ω	Attendo AB	19,192	220,743
	Avarda Bank AB	6,142	121,452
	Beijer Alma AB	8,618	269,758

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	3,825	$110,179
	Bilia AB, Class A	17,266	279,710
	BioGaia AB, Class B	11,910	144,666
*Ω	BoneSupport Holding AB	6,782	157,046
*Ω	Boozt AB	8,061	141,503
Ω	Bravida Holding AB	2,537	34,957
	Bufab AB	42,020	593,625
	Clas Ohlson AB, Class B	10,598	466,931
#Ω	Coor Service Management Holding AB	13,674	67,983
#	Dynavox Group AB	17,779	134,110
	Electrolux Professional AB, Class B	5,598	27,908
	Engcon AB	6,001	41,470
	Hanza AB	1,050	14,817
	HMS Networks AB	1,384	71,683
	Instalco AB	41,670	163,810
#	INVISIO AB	8,775	191,729
*	Karnell Group AB	2,559	24,088
*	Karnov Group AB	2,740	20,198
	Lime Technologies AB	2,918	68,225
*	Medcap AB	3,367	194,356
	Micro Systemation AB, Class B	3,597	33,994
#	Mildef Group AB	3,233	73,796
	MIPS AB	4,779	211,294
	Momentum Group AB	8,546	127,650
	NCAB Group AB	37,830	273,106
	NCC AB, Class B	11,363	202,834
	Nolato AB, Class B	25,395	130,100
*	Note AB	2,797	42,285
	OEM International AB, Class B	20,968	386,979
	Proact IT Group AB	6,525	84,517
	RaySearch Laboratories AB	7,143	134,430
	Rusta AB	8,612	79,674
	Rvrc Holding AB	19,384	123,890
	Scandi Standard AB	6,202	93,127
Ω	Scandic Hotels Group AB	42,995	382,573
#	SkiStar AB	9,997	175,163
	Solid Forsakring AB	1,038	11,617
	Synsam AB	24,004	142,903
	Systemair AB	13,064	114,692
#	Troax Group AB	11,120	164,132
	Vitec Software Group AB, Class B	3,304	79,943
TOTAL SWEDEN			7,335,189
SWITZERLAND — (7.8%)
	Accelleron Industries AG (ACLN SW)	23,434	2,121,632
*	ams-OSRAM AG	5,492	109,112
	APG SGA SA	377	93,092
		Shares	Value»
SWITZERLAND — (Continued)
*	Aryzta AG	7,819	$513,667
	Avolta AG	12,335	740,523
*	Basilea Pharmaceutica Ag Allschwil	1,679	107,877
	Belimo Holding AG	3,044	3,174,261
	Bossard Holding AG, Class A	1,719	481,621
#	Burckhardt Compression Holding AG	999	598,821
	Burkhalter Holding AG	567	96,012
#*	Cicor Technologies Ltd.	563	81,917
	Cie Financiere Tradition SA, Class BR	1,124	411,597
#	Coltene Holding AG	468	28,390
	dormakaba Holding AG	9,890	712,628
	Emmi AG	646	693,907
Ω	Galenica AG	1,220	129,603
	Georg Fischer AG	20,427	1,309,790
	Helvetia Baloise Holding AG	834	223,653
	Inficon Holding AG	5,830	1,176,183
	Interroll Holding AG	26	43,597
	Kardex Holding AG	2,288	673,328
#	Logitech International SA (LOGI US)	15,515	1,589,977
Ω	Medacta Group SA	2,186	358,337
	Mobilezone Holding AG	13,132	232,549
	SFS Group AG	754	123,437
	Siegfried Holding AG	14,079	1,320,996
	SKAN Group AG	1,676	121,787
	Sonova Holding AG	3,339	909,723
	Straumann Holding AG	1,828	226,380
	Sulzer AG	3,893	707,013
	Swissquote Group Holding SA	25,750	1,341,560
	Temenos AG	20,126	1,674,174
Ω	VAT Group AG	3,813	2,853,946
	VZ Holding AG	4,157	797,555
#	Ypsomed Holding AG	905	431,905
	Zehnder Group AG	633	53,120
TOTAL SWITZERLAND			26,263,670
UNITED KINGDOM — (12.0%)
	4imprint Group PLC	7,740	431,224
	AJ Bell PLC	81,220	642,264
Ω	Alfa Financial Software Holdings PLC	29,356	65,061
*	AO World PLC	44,960	59,351
	Ashtead Technology Holdings PLC	16,300	90,053
Ω	Autotrader Group PLC	96,428	680,896

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Babcock International Group PLC	197,394	$2,996,546
	Balfour Beatty PLC	10,857	126,568
*	Burberry Group PLC	56,765	914,962
#	Bytes Technology Group PLC (BYIT LN)	63,833	347,188
	Chemring Group PLC	22,499	179,341
	Clarkson PLC	6,119	390,705
Ω	CMC Markets PLC	6,551	59,163
	Coats Group PLC	431,804	467,942
	Computacenter PLC	24,476	1,516,112
Ω	Convatec Group PLC	231,141	698,432
	Cranswick PLC	15,010	1,080,685
	CVS Group PLC	15,255	257,780
	DCC Energy PLC	7,973	681,737
	Domino's Pizza Group PLC	38,703	105,533
	Dr. Martens PLC	33,197	34,717
	Dunelm Group PLC	37,158	434,608
	Endeavour Mining PLC EDV CN	13,437	635,882
	Energean PLC	41,424	426,127
	Foresight Group Holdings Ltd.	9,350	58,430
	Galliford Try Holdings PLC	15,138	120,309
	Games Workshop Group PLC	8,702	2,243,218
*	Gaming Realms PLC	34,011	14,193
	Gamma Communications PLC	23,390	295,149
	Greencore Group PLC GNC LN	13,245	46,473
	Greggs PLC	26,485	670,373
	Harbour Energy PLC	21,824	70,795
	Hays PLC	24,031	18,350
*	Helios Towers PLC	158,783	420,124
	Hill & Smith PLC	23,052	889,936
	Hochschild Mining PLC	70,247	412,448
	Hollywood Bowl Group PLC	42,980	165,800
	Howden Joinery Group PLC	123,221	1,312,992
	IG Group Holdings PLC	55,816	1,099,890
	IMI PLC	56,929	2,262,275
	Inchcape PLC	100,016	1,131,941
	IntegraFin Holdings PLC	50,715	252,330
	International Workplace Group PLC	220,696	588,595
	Ithaca Energy PLC	32,169	105,051
#	J D Wetherspoon PLC	24,584	258,916
#	James Halstead PLC	50,773	81,983
		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Service Group PLC	84,067	$171,241
	Kainos Group PLC	18,494	217,544
	Keller Group PLC	5,340	218,256
	Lion Finance Group PLC	3,388	532,191
	LSL Property Services PLC	13,847	45,674
Ω	Luceco PLC	32,411	93,633
	Man Group PLC	159,428	652,786
	McBride PLC	35,139	76,759
	Me Group International PLC	62,186	93,255
	Mitie Group PLC	393,366	1,102,742
	MONY Group PLC	143,431	381,495
	Morgan Sindall Group PLC	6,631	399,017
	Mortgage Advice Bureau Holdings PLC	8,498	59,420
	Nichols PLC	2,839	40,379
	Ninety One PLC	79,471	228,992
	Oxford Instruments PLC	2,598	95,721
	Pan African Resources PLC	436,133	545,445
	PayPoint PLC	13,593	113,468
*	Pinewood Technologies Group PLC	11,571	67,018
	Plus500 Ltd.	27,850	1,462,742
	Polar Capital Holdings PLC	20,109	210,421
	QinetiQ Group PLC	84,863	581,001
	Renew Holdings PLC	19,291	235,625
	Rightmove PLC	52,585	329,683
	Rotork PLC	221,063	1,456,341
*	Saga PLC	15,496	140,712
	Serco Group PLC	185,303	604,527
	Softcat PLC	32,618	855,909
	Spirax Group PLC	6,543	613,452
	SSP Group PLC	178,241	479,251
	St. James's Place PLC	36,809	523,015
	Tatton Asset Management PLC	9,729	93,317
	Telecom Plus PLC	19,737	226,158
*Ω	Trainline PLC	42,264	134,937
*Ω	Trustpilot Group PLC	55,554	202,512
	Volex PLC	15,852	109,242
	Volution Group PLC	65,907	556,126
	WAG Payment Solutions PLC	12,131	18,050
*Ω	Watches of Switzerland Group PLC	17,744	175,261
	Wickes Group PLC	71,296	190,456

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
XPS Pensions Group PLC	33,126	$148,073
TOTAL UNITED KINGDOM		40,324,295
UNITED STATES — (0.3%)
* Coeur Mining, Inc. CDE CN	43,936	654,096
Coeur Mining, Inc. CDE US	33,172	494,594
Sunococorp LLC	223	17,030
#* Valor Gold Corp. VLGDF US	510	1,209
TOTAL UNITED STATES		1,166,929
TOTAL COMMON STOCKS		314,637,166
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
FUCHS SE, 3.058%	16,206	751,161
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Agnico Eagle Mines Ltd. Rights 06/16/2036	2,450	$1,014
TOTAL INVESTMENT SECURITIES (Cost $218,405,220)			315,389,341

			Value†
SECURITIES LENDING COLLATERAL — (6.2%)
@§	The DFA Short Term Investment Fund	1,793,418	20,744,463
TOTAL INVESTMENTS — (100.0%)
(Cost $239,148,145)^^			$336,133,804
As of July 31, 2026, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	09/18/26	$737,692	$751,925	$14,233
Total Futures Contracts			$737,692	$751,925	$14,233
As of July 31, 2026, the value of Rule 144A securities amounted to $13,444,991 or 4.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$199,921	$18,846,660	$35,282	$19,081,863
Austria	—	4,320,035	—	4,320,035
Belgium	292,302	4,635,216	—	4,927,518
Canada	38,628,520	—	—	38,628,520
Denmark	—	6,823,963	—	6,823,963
Finland	—	8,659,234	—	8,659,234
France	—	18,536,619	—	18,536,619
Germany	39,369	19,933,159	—	19,972,528
Hong Kong	—	4,327,497	—	4,327,497
Ireland	—	1,177,122	—	1,177,122
Israel	—	3,409,716	—	3,409,716

International Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	—	$12,758,641	—	$12,758,641
Japan	—	74,505,988	—	74,505,988
Netherlands	$1,100,744	5,200,763	—	6,301,507
New Zealand	—	916,159	—	916,159
Norway	49,581	2,596,270	—	2,645,851
Portugal	—	894,746	—	894,746
Singapore	—	3,417,302	—	3,417,302
Spain	—	8,242,274	—	8,242,274
Sweden	—	7,335,189	—	7,335,189
Switzerland	1,589,977	24,673,693	—	26,263,670
United Kingdom	635,882	39,688,413	—	40,324,295
United States	1,166,929	—	—	1,166,929
Preferred Stocks
Germany	—	751,161	—	751,161
Rights/Warrants
Canada	—	1,014	—	1,014
Securities Lending Collateral	—	20,744,463	—	20,744,463
Total Investments in Securities	$43,703,225	$292,395,297	$35,282˂˃	$336,133,804
Financial Instruments
Assets
Futures Contracts**	14,233	—	—	14,233
Total Financial Instruments	$14,233	—	—	$14,233
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (6.1%)
Federal Home Loan Banks
	3.000%, 09/11/26		1,200	$1,198,736
#	3.250%, 06/09/28		2,350	2,310,904
	3.250%, 11/16/28		2,510	2,454,967
	2.125%, 09/14/29		945	880,249
	2.125%, 12/14/29		1,000	929,689
#	5.500%, 07/15/36		3,295	3,473,208
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		2,500	2,677,604
	6.750%, 03/15/31		3,815	4,178,084
#	6.250%, 07/15/32		4,239	4,624,546
Federal National Mortgage Association
	1.875%, 09/24/26		2,090	2,083,604
	0.750%, 10/08/27		970	931,569
#	6.250%, 05/15/29		3,030	3,181,048
	7.125%, 01/15/30		2,783	3,023,330
	7.250%, 05/15/30		2,016	2,217,887
	0.875%, 08/05/30		10,650	9,276,096
	6.625%, 11/15/30		3,000	3,254,309
TOTAL AGENCY OBLIGATIONS				46,695,830
BONDS — (46.7%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	149,700
Ω	2.500%, 02/10/41		1,132	750,405
Accenture Capital, Inc.
	4.500%, 10/04/34		900	845,427
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		1,308	1,018,576
Aetna, Inc.
	6.750%, 12/15/37		730	778,842
	4.500%, 05/15/42		200	166,466
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		800	750,696
Aflac, Inc.
	6.900%, 12/17/39		3,000	3,271,607
Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	600	680,361
Ahold Finance USA LLC
	6.875%, 05/01/29		40	42,058
Aker BP ASA
Ω	5.125%, 10/01/34		200	192,605
Allstate Corp.
#	4.500%, 06/15/43		2,000	1,666,262
			Face Amount^	Value†
			(000)

	Ally Financial, Inc.
	8.000%, 11/01/31		200	$220,710
	Alphabet, Inc.
	1.900%, 08/15/40		1,400	897,730
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,537,639
	2.875%, 05/12/41		3,200	2,257,378
	5.650%, 03/13/46		1,900	1,777,125
	American Express Co.
	4.050%, 12/03/42		700	571,679
	American Honda Finance Corp.
	4.900%, 01/10/34		1,000	965,926
	5.200%, 03/05/35		260	253,619
#	5.100%, 01/08/36		250	241,018
	American Tower Corp.
	2.300%, 09/15/31		500	436,537
	4.050%, 03/15/32		625	590,853
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	194,995
	ArcelorMittal SA
	3.250%, 09/30/30	EUR	1,100	1,248,027
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	873,057
	5.950%, 10/15/33		3,000	3,047,498
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	4.747%, 05/23/29	GBP	5,000	6,874,335
	AT&T, Inc.
	2.750%, 06/01/31		306	275,444
	4.850%, 03/01/39		170	151,604
	3.500%, 06/01/41		1,705	1,255,078
	Australia & New Zealand Banking Group Ltd.
	4.950%, 02/05/29	AUD	5,000	3,507,801
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	5.167%, 06/18/27	AUD	1,000	705,620
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.960%, FRN
(r)	5.344%, 02/05/29	AUD	1,000	710,884
	Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.271%, 06/18/28		265	265,949
	Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.472%, 01/18/27		500	501,228
	Autodesk, Inc.
	3.500%, 06/15/27		315	312,463

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Avnet, Inc.
	3.000%, 05/15/31		1,500	$1,348,600
	5.500%, 06/01/32		120	119,799
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	29,545
	Banco Bilbao Vizcaya Argentaria SA
	3.125%, 07/15/30	EUR	300	341,168
	Bank of America Corp.
	5.875%, 02/07/42		1,075	1,081,209
	Bank of Nova Scotia
	3.100%, 02/02/28	CAD	400	284,709
	2.150%, 08/01/31		2,200	1,925,742
	2.450%, 02/02/32		275	240,844
	Best Buy Co., Inc.
	1.950%, 10/01/30		300	265,945
	Blackrock Finance, Inc.
	2.400%, 04/30/30		133	122,250
	1.900%, 01/28/31		160	141,586
	2.100%, 02/25/32		500	432,733
	Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,353,517
	5.000%, 03/14/34		2,000	1,982,877
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	961,639
	Boston Properties LP
#	2.550%, 04/01/32		1,000	863,107
	5.750%, 01/15/35		400	397,064
	BPCE SA
	3.125%, 09/05/30	EUR	1,200	1,360,256
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		454	457,249
	British Telecommunications Ltd.
Ω	3.250%, 11/08/29		1,000	949,813
	Broadcom, Inc.
	4.600%, 01/15/33		5,000	4,766,731
	3.419%, 04/15/33		767	677,073
	3.137%, 11/15/35		483	392,612
	3.187%, 11/15/36		41	32,615
	3.500%, 02/15/41		1,400	1,055,739
	Brookfield Finance, Inc.
	6.350%, 01/05/34		2,130	2,222,317
	Brunswick Corp.
	4.400%, 09/15/32		200	188,287
	Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	1,000	1,061,841
	3.125%, 03/01/30	EUR	6,400	7,358,974
	2.875%, 05/25/30	EUR	5,500	6,266,460
	Camden Property Trust
#	4.900%, 02/28/36		2,000	1,910,774
	Canada Government Bonds
	2.500%, 05/01/28	CAD	2,000	1,416,714
			Face Amount^	Value†
			(000)

	Canada Housing Trust No. 1
Ω	3.100%, 06/15/28	CAD	1,400	$1,001,197
Ω	3.950%, 06/15/28	CAD	1,500	1,089,082
	Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	1,851,515
	CenterPoint Energy Resources Corp.
	5.850%, 01/15/41		442	441,884
	Choice Hotels International, Inc.
	3.700%, 12/01/29		520	498,879
	Chubb INA Holdings LLC
	6.000%, 05/11/37		1,250	1,302,264
	Cigna Group
	4.800%, 08/15/38		500	460,944
	Cisco Systems, Inc.
	5.050%, 02/26/34		1,900	1,882,617
	5.900%, 02/15/39		200	206,510
	Citibank NA
	5.570%, 04/30/34		900	914,591
	Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,423,555
	CNO Financial Group, Inc.
	5.250%, 05/30/29		160	160,135
#	6.450%, 06/15/34		1,000	1,027,426
	Comcast Corp.
	7.050%, 03/15/33		400	435,651
	3.900%, 03/01/38		1,310	1,070,036
	4.600%, 10/15/38		1,225	1,066,093
	6.550%, 07/01/39		1,000	1,016,818
	3.250%, 11/01/39		400	290,785
	3.750%, 04/01/40		3,173	2,434,903
	4.650%, 07/15/42		400	321,912
	Conagra Brands, Inc.
	5.300%, 11/01/38		2,100	1,938,929
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		200	219,981
	4.200%, 03/15/42		1,000	815,938
	Constellation Energy Generation LLC
	5.750%, 10/01/41		500	491,257
	Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r)	5.196%, 05/26/28	AUD	3,000	2,119,478
	Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.476%, 02/26/29	AUD	1,500	1,066,072
	Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.358%, 03/05/27		500	501,299

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	$261,149
Ω	8.375%, 03/01/39		1,500	1,622,784
Ω	4.700%, 12/15/42		300	215,880
Ω	4.500%, 06/30/43		1,900	1,357,383
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	700	499,355
	3.350%, 12/02/30	CAD	1,400	996,833
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	731,585
CSX Corp.
	6.220%, 04/30/40		333	349,593
	4.100%, 03/15/44		200	159,901
Cummins, Inc.
	4.875%, 10/01/43		1,180	1,067,353
CVS Health Corp.
	4.780%, 03/25/38		620	566,073
	6.125%, 09/15/39		1,900	1,931,145
	4.125%, 04/01/40		85	70,493
	5.300%, 12/05/43		400	358,465
	6.000%, 06/01/44		500	482,588
DCP Midstream Operating LP
	5.600%, 04/01/44		50	46,115
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	271,269
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	700	749,857
Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,249,311
	5.250%, 11/15/41		1,450	1,285,552
	4.625%, 10/01/44		200	158,263
E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,078,828
Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,150,202
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,491,262
eBay, Inc.
	4.000%, 07/15/42		500	382,944
Elevance Health, Inc.
	5.850%, 01/15/36		200	202,973
	6.375%, 06/15/37		400	419,265
	4.625%, 05/15/42		1,000	853,008
	4.650%, 01/15/43		2,066	1,764,084
	5.100%, 01/15/44		200	176,884
Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	1,023,289
Enel Finance International NV
Ω	6.000%, 10/07/39		1,950	1,939,976
Enterprise Products Operating LLC
	7.550%, 04/15/38		200	231,229
	6.125%, 10/15/39		400	414,971
	5.950%, 02/01/41		1,800	1,827,122
			Face Amount^	Value†
			(000)

	4.850%, 08/15/42		444	$395,773
	Equinix, Inc.
	2.500%, 05/15/31		500	442,332
	Eurogrid GmbH
	3.722%, 04/27/30	EUR	200	232,084
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	3.931%, 02/16/29		184	184,366
	European Investment Bank
Δ	0.000%, 09/09/30	EUR	1,500	1,530,653
	Expedia Group, Inc.
#	3.250%, 02/15/30		1,200	1,131,624
	Export Development Canada
	3.875%, 08/08/30	NZD	880	511,458
	Extra Space Storage LP
	2.350%, 03/15/32		900	774,323
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,438,884
	FedEx Corp.
	4.900%, 01/15/34		672	656,180
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	652,873
	2.450%, 03/15/31		500	440,041
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		311	218,936
	First American Financial Corp.
	2.400%, 08/15/31		300	259,146
	Fiserv, Inc.
#	5.250%, 08/11/35		500	477,429
	Flex Ltd.
	4.875%, 06/15/29		700	697,636
	Flowserve Corp.
	2.800%, 01/15/32		900	788,233
	FMR LLC
Ω	4.950%, 02/01/33		250	243,788
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		930	885,286
	Fox Corp.
	5.476%, 01/25/39		1,300	1,234,346
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,887,233
	GATX Corp.
	3.500%, 06/01/32		850	778,448
	General Motors Co.
	5.150%, 04/01/38		500	465,832
	6.250%, 10/02/43		1,410	1,372,911
	5.200%, 04/01/45		1,000	854,179

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	General Motors Financial Co., Inc.
#	6.400%, 01/09/33		400	$419,492
	5.450%, 09/06/34		200	196,810
#	5.900%, 01/07/35		400	403,996
#	5.450%, 01/08/36		170	166,043
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		4,500	4,627,433
	Halliburton Co.
	6.700%, 09/15/38		795	854,781
	7.450%, 09/15/39		1,000	1,141,496
	Hasbro, Inc.
#	6.350%, 03/15/40		2,200	2,260,342
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	5.450%, 06/15/34		400	395,845
	Home Depot, Inc.
	3.300%, 04/15/40		3,600	2,803,569
	5.950%, 04/01/41		1,100	1,129,246
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	999,247
	5.500%, 04/15/35		200	196,727
	HP, Inc.
#	6.000%, 09/15/41		1,450	1,429,212
	HSBC Holdings PLC
	6.100%, 01/14/42		1,900	1,953,047
	Humana, Inc.
	5.550%, 05/01/35		300	294,931
	4.950%, 10/01/44		2,000	1,668,720
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44		1,500	1,312,994
	IHG Finance LLC
	3.375%, 09/10/30	EUR	1,200	1,361,772
	Illinois Tool Works, Inc.
	3.900%, 09/01/42		200	160,659
	Intel Corp.
	4.600%, 03/25/40		500	432,479
	2.800%, 08/12/41		2,520	1,689,505
	4.800%, 10/01/41		130	111,622
	4.250%, 12/15/42		120	94,266
	5.625%, 02/10/43		2,900	2,677,409
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.820%, 09/16/26		750	750,030
	Inter-American Development Bank, SOFR + 0.300%, FRN
(r)	3.930%, 02/15/29		1,100	1,101,474
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.005%, 10/04/27		5,000	5,011,800
(r)	4.005%, 10/05/28		1,200	1,204,130
			Face Amount^	Value†
			(000)

	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	$3,334,785
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	3.920%, 06/15/27		3,200	3,204,061
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.061%, 08/19/27		1,123	1,126,369
	International Business Machines Corp.
	1.950%, 05/15/30		300	268,713
	4.000%, 06/20/42		400	307,260
	International Development Association
	2.500%, 05/28/30	EUR	120	135,341
	International Finance Corp.
	4.450%, 05/14/27	AUD	1,500	1,052,720
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	208,723
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	303,209
	2.750%, 10/15/32		2,120	1,798,417
	6.200%, 04/14/34		2,000	2,018,092
	JPMorgan Chase & Co.
	5.500%, 10/15/40		600	591,824
	Kemper Corp.
	3.800%, 02/23/32		180	160,503
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	2,026,366
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	104,519
	5.000%, 08/15/42		3,000	2,631,932
	5.500%, 03/01/44		500	458,128
	5.400%, 09/01/44		150	135,484
	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	454,909
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	300	342,280
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		800	855,498
	4.625%, 10/01/39		1,700	1,470,572
	5.000%, 06/04/42		300	259,463
	5.200%, 07/15/45		1,450	1,247,101
	Kreditanstalt fuer Wiederaufbau
	4.300%, 07/13/27	AUD	1,500	1,050,894
	Lincoln National Corp.
#	3.400%, 01/15/31		293	272,902
	3.400%, 03/01/32		268	242,574

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	7.000%, 06/15/40		1,144	$1,222,052
	Loews Corp.
	4.940%, 04/01/36		750	716,859
	LPL Holdings, Inc.
	5.650%, 03/15/35		600	585,397
	LSEG Finance PLC
Ω	3.200%, 04/06/41		2,513	1,859,329
	LYB International Finance III LLC
	3.375%, 10/01/40		940	675,969
	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.848%, 12/18/26	EUR	195	225,092
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,835,030
	4.750%, 09/15/44		150	126,139
	Marriott International, Inc.
	5.100%, 05/01/38		500	468,859
	Mars, Inc.
Ω	3.875%, 04/01/39		1,200	1,010,231
	Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		574	503,788
	4.750%, 03/15/39		800	735,284
	5.350%, 11/15/44		266	245,286
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	973,531
	4.875%, 05/09/34		168	165,619
	4.550%, 01/15/35		3,600	3,448,352
	MetLife, Inc.
	5.700%, 06/15/35		1,000	1,020,045
	5.875%, 02/06/41		1,000	1,004,802
	Micron Technology, Inc.
	3.366%, 11/01/41		2,950	2,189,348
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		2,500	2,236,646
#	4.286%, 07/26/38		250	227,493
	Mosaic Co.
	5.625%, 11/15/43		485	445,641
	MPLX LP
	4.500%, 04/15/38		1,000	885,365
	National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	5.132%, 05/10/27	AUD	720	507,915
	National Australia Bank Ltd., 3M Swap + 1.030%, FRN
(r)	5.484%, 11/16/28	AUD	1,500	1,067,275
	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	5.641%, 11/25/27	AUD	2,500	1,776,294
			Face Amount^	Value†
			(000)

	National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.266%, 10/26/27		1,200	$1,203,225
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	137,341
	NetApp, Inc.
	2.700%, 06/22/30		300	274,435
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	32,300	19,356,229
	1.500%, 05/15/31	NZD	3,400	1,773,192
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	6,600	3,637,259
	4.500%, 05/15/30	NZD	4,500	2,675,879
	2.250%, 05/15/31	NZD	6,600	3,533,367
	Newmont Corp.
	5.450%, 06/09/44		200	187,964
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		400	397,435
	NIKE, Inc.
#	2.850%, 03/27/30		6,550	6,147,336
	Nucor Corp.
	6.400%, 12/01/37		1,750	1,878,907
	NVIDIA Corp.
	5.550%, 06/15/46		3,100	2,861,162
	Nykredit Realkredit AS
	3.625%, 07/24/30	EUR	700	804,509
	ONEOK Partners LP
	6.850%, 10/15/37		519	559,893
	Oracle Corp.
	3.600%, 04/01/40		900	622,633
	5.375%, 07/15/40		500	417,364
	3.650%, 03/25/41		1,100	746,145
	Orsted AS
	1.500%, 11/26/29	EUR	300	324,264
	P3 Group SARL
	4.625%, 02/13/30	EUR	1,300	1,534,444
	Phillips 66
	4.875%, 11/15/44		1,200	1,031,250
	Plains All American Pipeline LP/PAA Finance Corp.
	5.600%, 01/15/36		275	270,871
	4.300%, 01/31/43		1,500	1,190,942
	4.700%, 06/15/44		1,000	834,472
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,513,441
	Principal Financial Group, Inc.
	6.050%, 10/15/36		1,000	1,038,587

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Prologis LP
	5.125%, 01/15/34		800	$792,093
	Province of Alberta
	1.650%, 06/01/31	CAD	500	328,648
	Province of Manitoba
	3.000%, 06/02/28	CAD	300	213,988
	Province of Ontario
	2.900%, 06/02/28	CAD	700	498,661
	1.350%, 12/02/30	CAD	7,100	4,654,442
	Province of Quebec
	7.500%, 09/15/29		500	543,765
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,200	2,040,152
	Public Storage Operating Co.
#	5.100%, 08/01/33		1,600	1,593,364
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,543,846
	RCI Banque SA
	3.875%, 09/30/30	EUR	2,500	2,873,931
	Realty Income Corp.
	2.850%, 12/15/32		366	320,827
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		400	373,163
	RELX Capital, Inc.
	4.750%, 05/20/32		133	130,969
	Repsol E&P Capital Markets U.S. LLC
Ω	5.976%, 09/16/35		400	401,537
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	330,611
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	873,807
	Royalty Pharma PLC
	3.300%, 09/02/40		2,925	2,204,807
	Schlumberger Holdings Corp.
Ω	2.650%, 06/26/30		439	406,186
Ω	4.850%, 05/15/33		1,000	982,208
	Simon Property Group LP
	2.200%, 02/01/31		1,000	890,646
	2.250%, 01/15/32		2,366	2,051,779
	6.750%, 02/01/40		200	218,952
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,768,477
	Southwest Gas Corp.
	2.200%, 06/15/30		500	450,215
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		600	552,133
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	116,081
	Sumitomo Mitsui Financial Group, Inc.
	2.130%, 07/08/30		1,160	1,039,526
			Face Amount^	Value†
			(000)

	2.222%, 09/17/31		250	$217,224
	Sumitomo Mitsui Trust Bank Ltd.
Ω	4.800%, 03/05/36		300	282,711
	Tapestry, Inc.
	5.500%, 03/11/35		500	494,798
	Target Corp.
	7.000%, 01/15/38		383	428,057
	4.000%, 07/01/42		100	80,613
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	753,905
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	844,640
	3.000%, 02/15/41		250	176,046
	Toronto-Dominion Bank
	4.456%, 06/08/32		750	727,463
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	967,517
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,716,945
	UDR, Inc.
	2.100%, 06/15/33		1,000	817,536
	Union Pacific Corp.
	3.200%, 05/20/41		2,500	1,887,733
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.181%, 04/16/27	AUD	1,300	916,995
	United Parcel Service, Inc.
	4.875%, 11/15/40		2,000	1,843,456
	Valero Energy Corp.
	6.625%, 06/15/37		450	484,718
	VeriSign, Inc.
#	2.700%, 06/15/31		1,000	893,728
	Verizon Communications, Inc.
	2.355%, 03/15/32		238	206,068
	5.250%, 04/02/35		1,000	974,903
	4.812%, 03/15/39		1,890	1,698,325
	3.400%, 03/22/41		2,040	1,512,865
	3.850%, 11/01/42		510	388,484
	Visa, Inc.
#	2.050%, 04/15/30		1,000	912,687
	2.700%, 04/15/40		3,000	2,208,719
	Vodafone Group PLC
	6.250%, 11/30/32		533	559,228
	Volkswagen Group of America Finance LLC
Ω	5.800%, 03/27/35		300	296,571
	Vonovia SE
	1.000%, 07/09/30	EUR	600	624,528
	Voya Financial, Inc.
	5.700%, 07/15/43		500	475,434
	Walt Disney Co.
	3.500%, 05/13/40		140	111,401
	Welltower OP LLC
	2.750%, 01/15/31		2,000	1,826,860

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

Westpac Banking Corp., SOFR + 0.820%, FRN
(r) 4.475%, 07/01/30	2,500	$2,520,963
Williams Cos., Inc.
6.300%, 04/15/40	200	206,256
WP Carey, Inc.
2.450%, 02/01/32	1,000	866,019
TOTAL BONDS		360,127,833
U.S. TREASURY OBLIGATIONS — (43.0%)
U.S. Treasury Bonds
6.250%, 05/15/30	800	851,750
1.125%, 05/15/40	9,600	5,856,750
4.375%, 05/15/40	1,500	1,407,188
1.125%, 08/15/40	10,600	6,397,680
3.875%, 08/15/40	2,800	2,476,359
1.375%, 11/15/40	9,000	5,601,797
1.875%, 02/15/41	8,300	5,549,328
2.250%, 05/15/41	7,500	5,266,113
1.750%, 08/15/41	10,300	6,636,258
3.750%, 08/15/41	3,500	3,003,164
2.000%, 11/15/41	7,900	5,256,586
3.125%, 11/15/41	3,000	2,361,445
2.375%, 02/15/42	4,800	3,364,125
2.750%, 08/15/42	7,600	5,577,094
2.750%, 11/15/42	6,500	4,745,000
3.125%, 02/15/43	6,700	5,146,176
2.875%, 05/15/43	6,400	4,715,250
3.625%, 02/15/44	6,800	5,530,047
3.375%, 05/15/44	5,500	4,300,742
3.125%, 08/15/44	7,000	5,249,180
4.125%, 08/15/44	3,000	2,604,961
3.000%, 11/15/44	4,000	2,929,062
2.500%, 02/15/45	4,000	2,680,000
4.750%, 02/15/45	1,500	1,409,766
3.000%, 05/15/45	2,000	1,455,469
2.875%, 08/15/45	1,000	709,375
U.S. Treasury Notes
# 1.375%, 08/31/26	3,000	2,993,906
1.125%, 02/29/28	2,000	1,905,547
1.250%, 04/30/28	2,800	2,659,344
3.750%, 04/30/28	5,000	4,957,422
1.250%, 05/31/28	5,000	4,737,109
1.250%, 06/30/28	3,000	2,835,234
3.500%, 01/31/30	600	583,172
3.750%, 05/31/30	3,000	2,933,203
4.000%, 07/31/30	5,500	5,420,937
4.125%, 08/31/30	2,500	2,473,926
4.625%, 09/30/30	600	604,992
0.875%, 11/15/30	3,000	2,590,430
3.500%, 11/30/30	1,000	964,297
4.375%, 11/30/30	3,500	3,494,121
1.625%, 05/15/31	3,000	2,640,352
1.250%, 08/15/31	5,200	4,457,375
1.375%, 11/15/31	2,000	1,711,484
4.125%, 11/30/31	5,300	5,216,773
4.375%, 01/31/32	1,500	1,493,203
1.875%, 02/15/32	3,000	2,620,195
		Face Amount^	Value†
		(000)

	4.125%, 02/29/32	4,500	$4,423,887
	4.000%, 04/30/32	3,600	3,512,672
	2.875%, 05/15/32	5,000	4,591,602
	4.125%, 05/31/32	2,500	2,453,809
	4.000%, 06/30/32	2,500	2,436,328
	4.000%, 07/31/32	2,000	1,947,500
	2.750%, 08/15/32	3,500	3,176,250
	3.875%, 08/31/32	5,700	5,509,629
	3.875%, 09/30/32	2,800	2,704,734
	3.750%, 10/31/32	2,000	1,916,641
	4.125%, 11/15/32	4,000	3,913,750
	3.750%, 11/30/32	2,500	2,394,043
	3.875%, 12/31/32	5,600	5,396,344
	4.000%, 01/31/33	6,500	6,304,492
	3.500%, 02/15/33	5,500	5,178,594
	3.750%, 02/28/33	5,500	5,255,937
	4.250%, 03/31/33	5,000	4,915,234
	4.125%, 04/30/33	6,500	6,339,023
	3.375%, 05/15/33	6,500	6,055,410
	3.875%, 08/15/33	6,500	6,229,844
	4.500%, 11/15/33	5,500	5,471,426
	4.000%, 02/15/34	6,500	6,252,187
	4.375%, 05/15/34	5,000	4,920,703
	3.875%, 08/15/34	2,000	1,898,984
	4.250%, 11/15/34	3,600	3,501,984
	4.625%, 02/15/35	1,000	997,500
	4.250%, 05/15/35	4,000	3,878,594
	4.250%, 08/15/35	3,000	2,904,727
U.S. Treasury Notes, 3M USTMMR + 0.099%, FRN
(r)	3.951%, 01/31/28	11,000	11,011,790
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r)	3.950%, 01/31/27	9,000	9,004,712
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	4.012%, 04/30/27	10,500	10,513,261
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	4.042%, 10/31/27	10,000	10,019,638
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.057%, 10/31/26	9,000	9,004,428

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
#(r)	4.011%, 07/31/27	9,000	$9,012,371
TOTAL U.S. TREASURY OBLIGATIONS			331,421,715
TOTAL INVESTMENT SECURITIES (Cost $768,923,453)			738,245,378

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	2,825,592	$32,683,626
TOTAL INVESTMENTS — (100.0%)
(Cost $801,603,636)^^			$770,929,004
As of July 31, 2026, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,796,841	CAD	3,886,775	Citibank, N.A.	08/11/26	$23,422
USD	15,724,286	AUD	22,304,983	Australia and New Zealand Bank	08/21/26	34,068
AUD	1,524,285	USD	1,055,335	Citibank, N.A.	08/21/26	16,908
USD	5,047,047	CAD	7,045,194	State Street Bank and Trust	10/29/26	2,099
Total Appreciation						$76,497
USD	4,096,278	NZD	7,135,287	Citibank, N.A.	08/12/26	$(107,827)
USD	6,933,467	NZD	12,055,392	Citibank, N.A.	08/13/26	(169,783)
USD	7,991,747	NZD	13,618,892	Societe Generale	08/21/26	(34,746)
USD	6,835,981	GBP	5,119,837	Citibank, N.A.	08/26/26	(64,136)
USD	6,966,788	EUR	6,094,577	Australia and New Zealand Bank	08/31/26	(68,695)
USD	5,143,385	EUR	4,495,950	UBS AG	09/04/26	(47,494)
USD	7,425,608	NZD	13,033,760	Australia and New Zealand Bank	09/08/26	(260,211)
USD	9,963,396	EUR	8,721,140	UBS AG	09/08/26	(107,332)
USD	4,617,365	NZD	7,971,134	Citibank, N.A.	09/14/26	(83,858)
USD	7,282,462	EUR	6,363,080	UBS AG	09/15/26	(67,317)
USD	3,217,994	CAD	4,562,633	Citibank, N.A.	09/22/26	(43,682)
Total (Depreciation)						$(1,055,081)
Total Appreciation (Depreciation)						$(978,584)
As of July 31, 2026, the value of Rule 144A securities amounted to $21,554,053 or 2.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$46,695,830	—	$46,695,830
Bonds	—	360,127,833	—	360,127,833

DFA Social Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$331,421,715	—	$331,421,715
Securities Lending Collateral	—	32,683,626	—	32,683,626
Total Investments in Securities	—	$770,929,004	—	$770,929,004
Financial Instruments
Assets
Forward Currency Contracts**	—	76,497	—	76,497
Liabilities
Forward Currency Contracts**	—	(1,055,081)	—	(1,055,081)
Total Financial Instruments	—	$(978,584)	—	$(978,584)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.8%)
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	41,565	$40,496,963
0.125%, 07/15/30	43,687	40,553,528
0.125%, 07/15/31	53,823	48,988,113
0.125%, 01/15/32	93,306	83,677,108
1.750%, 01/15/34	85,091	81,999,691
2.125%, 01/15/35	33,921	33,311,630
TOTAL U.S. TREASURY OBLIGATIONS		329,027,033

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.0%)
DFA Intermediate Government Fixed Income Portfolio	75,252,656	827,026,686
DFA Two-Year Global Fixed Income Portfolio	51,496,688	504,152,575
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,426,960,457)		1,331,179,261
TOTAL INVESTMENT SECURITIES (Cost $1,761,434,253)		1,660,206,294

MONEY MARKET FUNDS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	4,114,504	4,114,504
TOTAL INVESTMENTS — (100.0%)
(Cost $1,765,548,757)^^			$1,664,320,798
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$329,027,033	—	$329,027,033
Affiliated Investment Companies	$1,331,179,261	—	—	1,331,179,261
Money Market Funds	4,114,504	—	—	4,114,504
Total Investments in Securities	$1,335,293,765	$329,027,033	—	$1,664,320,798

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (3.0%)
	AT&T, Inc.	662,368	$15,400,056
#*	Live Nation Entertainment, Inc.	74,387	12,953,008
	Match Group, Inc.	2,080	81,973
	Meta Platforms, Inc., Class A	250,376	139,386,823
*	Netflix, Inc.	13,887	995,837
	Omnicom Group, Inc.	66,817	5,258,498
	T-Mobile U.S., Inc.	94,542	16,328,349
TOTAL COMMUNICATION SERVICES			190,404,544
CONSUMER DISCRETIONARY — (9.5%)
	Best Buy Co., Inc.	62,876	5,423,684
*	Burlington Stores, Inc.	54,747	20,173,175
	Carnival Corp. Ltd.	104,205	2,897,941
#*	Carvana Co.	81,740	5,097,306
*	Chipotle Mexican Grill, Inc.	411,044	15,299,058
	Darden Restaurants, Inc.	108,581	22,104,920
	Dick's Sporting Goods, Inc.	21,953	4,300,812
	eBay, Inc.	286,383	32,650,526
	Expedia Group, Inc.	107,533	31,694,276
	General Motors Co.	279,122	24,802,781
	Home Depot, Inc.	368,229	122,237,299
	Las Vegas Sands Corp.	294,296	14,388,131
*	Lululemon Athletica, Inc.	1,394	165,705
*	NVR, Inc.	408	2,507,996
	Ralph Lauren Corp.	502	190,931
	Ross Stores, Inc.	301,391	75,670,238
	Royal Caribbean Cruises Ltd.	240,162	76,443,565
	Service Corp. International	2,262	194,962
	Tapestry, Inc.	100,489	15,311,509
	TJX Cos., Inc.	461,608	72,629,403
#	Tractor Supply Co.	322,907	9,935,848
*	Ulta Beauty, Inc.	43,317	22,214,257
	Williams-Sonoma, Inc.	101,786	23,274,387
TOTAL CONSUMER DISCRETIONARY			599,608,710
CONSUMER STAPLES — (6.9%)
	Altria Group, Inc.	131,965	9,017,168
	Coca-Cola Co.	353,461	30,959,649
	Colgate-Palmolive Co.	390,551	35,657,306
	Costco Wholesale Corp.	110,442	105,128,635
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hershey Co.	72,374	$12,669,069
#	Kimberly-Clark Corp.	214,858	23,486,128
	Kroger Co.	540,632	31,216,092
	PepsiCo, Inc.	602,034	84,019,865
	Procter & Gamble Co.	267,072	38,589,233
	Sysco Corp.	386,499	32,945,175
	Target Corp.	216,391	31,266,336
TOTAL CONSUMER STAPLES			434,954,656
ENERGY — (2.1%)
	Cheniere Energy, Inc.	197,026	51,930,143
	Chevron Corp.	1	197
	ConocoPhillips	61,269	7,381,689
	Devon Energy Corp.	96,215	4,342,183
	Targa Resources Corp.	223,781	60,503,669
	TechnipFMC PLC	65,304	4,679,684
	Texas Pacific Land Corp.	12,136	4,885,711
TOTAL ENERGY			133,723,276
FINANCIALS — (9.8%)
	American Express Co.	113,483	38,158,659
	Ameriprise Financial, Inc.	100,666	54,947,530
	Aon PLC, Class A	2,377	857,027
*	Corpay, Inc.	54,867	20,965,229
	Equitable Holdings, Inc.	198,237	9,445,993
	LPL Financial Holdings, Inc.	23,702	8,383,397
	Marsh & McLennan Cos., Inc.	10,072	1,910,558
	Mastercard, Inc., Class A	248,171	142,226,800
	Moody's Corp.	68,022	32,540,364
	Travelers Cos., Inc.	136,335	51,038,371
	Visa, Inc., Class A	708,372	259,356,240
	Willis Towers Watson PLC	787	264,369
TOTAL FINANCIALS			620,094,537
HEALTH CARE — (12.6%)
	AbbVie, Inc.	159,897	40,124,553
	Amgen, Inc.	263,714	101,572,084
	Bristol-Myers Squibb Co.	887,179	57,941,661
	Cencora, Inc.	119,999	37,360,489
*	DaVita, Inc.	18,547	4,452,949
*	Dexcom, Inc.	107	8,929
	Eli Lilly & Co.	274,383	315,222,166

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Gilead Sciences, Inc.	602,445	$78,444,363
*	IDEXX Laboratories, Inc.	59,422	33,221,058
	Merck & Co., Inc.	789,422	102,782,744
*	Mettler-Toledo International, Inc.	4,116	5,829,491
*	Solventum Corp.	14,578	1,245,544
*	Waters Corp.	2,431	917,241
	Zoetis, Inc.	206,610	15,968,887
TOTAL HEALTH CARE			795,092,159
INDUSTRIALS — (17.5%)
	3M Co.	193,457	34,102,600
#	Allegion PLC	18,034	2,838,552
	Automatic Data Processing, Inc.	149,795	39,914,376
	Broadridge Financial Solutions, Inc.	75,556	11,631,846
	Carlisle Cos., Inc.	3,043	1,095,237
	Caterpillar, Inc.	193,317	157,516,625
	CH Robinson Worldwide, Inc.	6,414	947,540
	Cintas Corp.	144,568	29,582,950
	Comfort Systems USA, Inc.	11,867	20,526,231
	CSX Corp.	692,566	34,905,326
	EMCOR Group, Inc.	22,724	18,120,799
	Expeditors International of Washington, Inc.	54,335	9,122,303
	Fastenal Co.	224,776	10,724,063
	Ferguson Enterprises, Inc.	153,261	35,913,650
	FTAI Aviation Ltd.	921	189,726
	General Electric Co.	286,171	103,041,592
*	Honeywell Aerospace, Inc.	139,248	28,788,132
	Honeywell International, Inc.	139,248	33,844,226
	Illinois Tool Works, Inc.	180,320	51,742,824
	Leidos Holdings, Inc.	522	60,343
	Lennox International, Inc.	10,955	4,555,965
	Lincoln Electric Holdings, Inc.	3,718	971,551
	Lockheed Martin Corp.	110,834	64,587,405
	Masco Corp.	10,403	743,606
	Paychex, Inc.	246,521	28,803,514
	Rockwell Automation, Inc.	18,062	8,671,205
	Rollins, Inc.	195,359	7,417,781
	Trane Technologies PLC	68,384	31,111,301
	Union Pacific Corp.	305,139	89,140,256
*	United Airlines Holdings, Inc.	96,180	11,669,519
		Shares	Value†
INDUSTRIALS — (Continued)
	United Parcel Service, Inc., Class B	268,373	$27,969,834
	United Rentals, Inc.	51,289	55,354,166
	Verisk Analytics, Inc.	38,126	7,428,851
	Vertiv Holdings Co., Class A	251,231	60,689,873
	Waste Management, Inc.	144,918	32,831,173
	WW Grainger, Inc.	31,869	44,049,969
*	XPO, Inc.	10,214	2,052,708
TOTAL INDUSTRIALS			1,102,657,618
INFORMATION TECHNOLOGY — (35.4%)
*	Adobe, Inc.	141,394	35,406,472
	Amphenol Corp., Class A	302,831	48,664,942
	Apple, Inc.	1,383,126	427,261,453
*	AppLovin Corp., Class A	90,952	36,007,897
*	Autodesk, Inc.	123,122	28,835,172
	CDW Corp.	61,369	9,070,952
*	Fortinet, Inc.	344,556	55,800,844
#*	Gartner, Inc.	41,213	6,223,987
*	GoDaddy, Inc., Class A	15,962	1,320,696
	International Business Machines Corp.	369,813	82,708,677
	Jabil, Inc.	58,088	18,300,624
	KLA Corp.	458,463	83,816,206
	Lam Research Corp.	437,260	128,125,925
	Micron Technology, Inc.	198,814	163,629,886
	Microsoft Corp.	689,148	320,260,859
	Motorola Solutions, Inc.	93,427	40,710,815
	NetApp, Inc.	144,997	25,881,965
	NVIDIA Corp.	2,291,273	459,973,055
	NXP Semiconductors NV	1	229
	Oracle Corp.	615,748	79,967,193
	QUALCOMM, Inc.	374,004	55,206,730
	Seagate Technology Holdings PLC	39,714	34,000,347
	Texas Instruments, Inc.	256,134	70,626,389
	Western Digital Corp.	44,485	24,237,207
TOTAL INFORMATION TECHNOLOGY			2,236,038,522
MATERIALS — (0.8%)
	Avery Dennison Corp.	18,107	3,073,301
	Sherwin-Williams Co.	120,916	41,214,219
	Solstice Advanced Materials, Inc.	62,726	3,774,223

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
# Southern Copper Corp.	23,002	$4,202,696
TOTAL MATERIALS		52,264,439
UTILITIES — (0.9%)
NRG Energy, Inc.	122,388	16,435,485
Vistra Corp.	257,259	38,123,211
TOTAL UTILITIES		54,558,696
TOTAL COMMON STOCKS Cost ($3,611,667,869)		6,219,397,157

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	2,906,190	$33,615,900
MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	59,784,756	59,784,756
TOTAL INVESTMENTS — (100.0%)
(Cost $3,705,063,112)^^			$6,312,797,813
As of July 31, 2026, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	09/18/26	$44,336,516	$44,739,538	$403,022
Total Futures Contracts			$44,336,516	$44,739,538	$403,022
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$190,404,544	—	—	$190,404,544
Consumer Discretionary	599,608,710	—	—	599,608,710
Consumer Staples	434,954,656	—	—	434,954,656
Energy	133,723,276	—	—	133,723,276
Financials	620,094,537	—	—	620,094,537
Health Care	795,092,159	—	—	795,092,159
Industrials	1,102,657,618	—	—	1,102,657,618
Information Technology	2,236,038,522	—	—	2,236,038,522
Materials	52,264,439	—	—	52,264,439
Utilities	54,558,696	—	—	54,558,696
Securities Lending Collateral	—	$33,615,900	—	33,615,900
Money Market Funds	59,784,756	—	—	59,784,756
Total Investments in Securities	$6,279,181,913	$33,615,900	—	$6,312,797,813
Financial Instruments
Assets
Futures Contracts**	403,022	—	—	403,022
Total Financial Instruments	$403,022	—	—	$403,022
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.7%)
	ALS Ltd.	131,025	$1,977,591
	Aristocrat Leisure Ltd.	87,167	3,917,725
	BHP Group Ltd. (BHP AU)	181,593	7,654,246
#	BHP Group Ltd. (BHP LN), Class DI	166,810	7,103,933
#	BHP Group Ltd. (BHP US), Sponsored ADR	307,417	25,973,662
	Brambles Ltd.	418,805	5,749,229
	Cochlear Ltd.	1,303	109,202
	Codan Ltd.	20,609	578,841
	Coles Group Ltd.	374,620	6,328,446
	Computershare Ltd.	87,783	2,522,276
	Eagers Automotive Ltd.	7,329	120,494
	Evolution Mining Ltd.	558,796	4,430,876
	Fortescue Ltd.	430,147	5,581,697
#*	Genesis Minerals Ltd.	89,019	356,609
*	Greatland Resources Ltd.	78,444	542,452
	HUB24 Ltd.	1,080	64,309
	JB Hi-Fi Ltd.	45,491	2,616,964
	Lottery Corp. Ltd.	404,732	1,585,734
	Medibank Pvt Ltd.	791,084	2,867,475
	Netwealth Group Ltd.	27,712	418,297
	Northern Star Resources Ltd.	53,302	738,702
	Perseus Mining Ltd.	381,131	1,304,715
	Pro Medicus Ltd.	17,321	1,970,417
	Qantas Airways Ltd.	51,584	358,974
#	Ramsay Health Care Ltd.	2,082	64,704
#	REA Group Ltd.	17,630	1,991,034
	Regis Resources Ltd.	20,186	86,501
	Rio Tinto Ltd.	81,452	9,707,586
#	SGH Ltd.	42,548	1,315,827
	Technology One Ltd.	75,294	1,642,208
	Telstra Group Ltd. (TLS AU)	1,018,886	3,597,047
	Wesfarmers Ltd.	209,238	13,105,692
	Whitehaven Coal Ltd.	177,657	877,368
	Woolworths Group Ltd.	224,578	6,266,986
#	Yancoal Australia Ltd.	79,833	314,567
TOTAL AUSTRALIA			123,842,386
AUSTRIA — (0.2%)
Ω	BAWAG Group AG	1,384	280,669
	Erste Group Bank AG	1,163	152,031
	OMV AG	35,452	2,592,433
		Shares	Value»
AUSTRIA — (Continued)
#	Verbund AG	3,612	$247,924
TOTAL AUSTRIA			3,273,057
BELGIUM — (1.0%)
	Anheuser-Busch InBev SA (ABI BB)	65,524	5,691,019
	KBC Group NV	55,915	8,043,860
	UCB SA	16,484	4,231,169
TOTAL BELGIUM			17,966,048
CANADA — (9.8%)
	Agnico Eagle Mines Ltd. (AEM CN)	5,010	727,350
	Agnico Eagle Mines Ltd. (AEM US)	46,556	6,763,190
	Alamos Gold, Inc. (AGI CN), Class A	4,416	122,729
	Alamos Gold, Inc. (AGI US), Class A	30,380	845,475
	Alimentation Couche-Tard, Inc.	120,894	7,848,602
	ARC Resources Ltd.	199,506	4,771,863
*	Aritzia, Inc.	8,283	825,316
	Barrick Mining Corp. (ABX CN)	23,279	854,374
	Barrick Mining Corp. (B US)	106,779	3,921,993
	BCE, Inc. (BCE US)	15,070	326,718
	Canadian Imperial Bank of Commerce (CM US)	8,752	1,037,550
	Canadian National Railway Co. (CNI US)	28,125	3,577,781
#	Canadian National Railway Co. (CNR CN)	57,954	7,369,048
	Canadian Natural Resources Ltd. (CNQ US)	335,259	15,985,149
	CCL Industries, Inc., Class B	37,629	2,495,000
*	Celestica, Inc. (CLS US)	29,159	9,664,459
	Cenovus Energy, Inc. (CVE US)	325,191	9,817,516
	CGI, Inc. (GIB US)	4,171	305,109
	CGI, Inc. (GIBA CN)	34,694	2,539,467
	Constellation Software, Inc.	2,686	5,753,847
	Dollarama, Inc.	59,591	8,117,911

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	91,861	$2,061,524
	Fairfax Financial Holdings Ltd.	1,580	2,645,893
	Finning International, Inc.	11,302	748,979
	First Majestic Silver Corp. (AG US)	2,500	37,575
	Franco-Nevada Corp. (FNV US)	1,506	320,657
	George Weston Ltd.	44,502	3,325,944
#	Gildan Activewear, Inc. (GIL US)	20,767	1,150,076
	Hudbay Minerals, Inc. (HBM US)	23,775	540,881
	iA Financial Corp., Inc.	12,421	1,836,502
*	IAMGOLD Corp. (IAG US)	129,991	1,844,572
	Imperial Oil Ltd. (IMO US)	20,735	2,686,634
	Intact Financial Corp.	30,878	6,062,824
#	Keyera Corp.	47,277	2,008,644
	Kinross Gold Corp. (KGC US)	316,310	7,306,761
	Loblaw Cos. Ltd.	75,228	3,531,587
	Lundin Gold, Inc.	17,950	1,005,026
	Lundin Mining Corp.	79	1,956
*	LunR Royalties Corp.	3,748	49,598
#	Magna International, Inc. (MG CN)	33,220	2,278,254
	Magna International, Inc. (MGA US)	53,530	3,672,158
	Metro, Inc.	45,013	2,991,983
	Pan American Silver Corp. (PAAS US)	23,548	1,015,154
	Quebecor, Inc., Class B	9,800	453,491
#	RB Global, Inc. (RBA US)	16,123	1,769,338
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,431,115
#	Restaurant Brands International, Inc. (QSR US)	39,187	2,900,622
	Rogers Communications, Inc. (RCI US), Class B	849	28,739
	Rogers Communications, Inc. (RCIB CN), Class B	58,158	1,968,954
	Saputo, Inc.	10,023	281,918
	Stantec, Inc. (STN CN)	95	6,704
	Shares	Value»
CANADA — (Continued)
Stantec, Inc. (STN US)	15,440	$1,088,366
Sun Life Financial, Inc. (SLF CN)	29,443	2,442,854
Sun Life Financial, Inc. (SLF US)	19,489	1,616,612
Suncor Energy, Inc. (SU US)	207,527	13,962,416
TFI International, Inc. (TFII US)	6,182	834,694
Toromont Industries Ltd.	16,393	2,465,879
Waste Connections, Inc. (WCN US)	22,078	3,695,416
Whitecap Resources, Inc. WCP CN	199,211	2,350,430
WSP Global, Inc.	17,913	2,188,508
TOTAL CANADA		180,279,685
DENMARK — (1.0%)
Coloplast AS, Class B	830	54,888
Novo Nordisk AS (NOVOB DC), Class B	364,085	17,221,794
Pandora AS	2,023	253,337
TOTAL DENMARK		17,530,019
FINLAND — (0.7%)
Kone OYJ, Class B	65,527	3,780,708
Metso OYJ	152,746	2,859,131
Neste OYJ	3,674	130,201
Sampo OYJ, Class A	323,763	3,584,621
Wartsila OYJ Abp	90,790	3,078,896
TOTAL FINLAND		13,433,557
FRANCE — (8.5%)
Airbus SE	43,084	10,114,335
Bouygues SA	60,954	3,433,524
Bureau Veritas SA	121,130	3,874,952
Cie de Saint-Gobain SA	45,755	4,300,379
Eiffage SA	39,175	5,567,925
Engie SA	314,705	9,809,703
Eurofins Scientific SE	27,122	2,138,861
Hermes International SCA	6,104	10,815,515
Legrand SA	4,712	716,362
L'Oreal SA	15,550	6,925,895
LVMH Moet Hennessy Louis Vuitton SE	59,032	32,416,536
Orange SA (ORA FP)	879,667	16,803,112
Publicis Groupe SA (PUB FP)	11,644	1,242,770
Safran SA	65,453	25,721,804
Schneider Electric SE (SU FP)	28,321	9,515,439

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Thales SA	16,027	$4,562,574
#	TotalEnergies SE	10,461	919,103
	TotalEnergies SE (TTE FP)	1,394	122,896
	Vinci SA	52,114	7,358,118
TOTAL FRANCE			156,359,803
GERMANY — (7.1%)
	adidas AG	26,864	4,970,459
	Allianz SE (ALV GR)	15,602	7,771,386
	BASF SE	13,600	789,529
	Bayer AG	89,001	4,939,175
	Continental AG	26,439	2,198,753
	Deutsche Boerse AG	38,503	11,597,764
	Deutsche Post AG	223,799	14,950,166
	Deutsche Telekom AG (DTE GR)	636,665	19,648,102
	E.ON SE	469,189	10,107,860
	GEA Group AG	22,438	1,594,029
	Hannover Rueck SE	8,646	2,492,179
#	HOCHTIEF AG	2,891	1,481,708
	Infineon Technologies AG (IFX GR)	128,468	9,219,317
	Knorr-Bremse AG	21,432	2,549,030
#	MTU Aero Engines AG	9,566	4,010,815
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,632	2,181,741
	Rheinmetall AG	12,603	16,660,518
*	Siemens Energy AG	69,652	11,899,554
*	Talanx AG	6,982	928,010
TOTAL GERMANY			129,990,095
HONG KONG — (1.7%)
	AIA Group Ltd.	338,000	3,407,341
	Cathay Pacific Airways Ltd.	238,000	442,767
	HKT Trust & HKT Ltd.	2,020,000	3,419,548
	Hong Kong Exchanges & Clearing Ltd.	229,237	11,943,890
	PRADA SpA	123,000	675,590
	SITC International Holdings Co. Ltd.	259,000	1,305,825
	Techtronic Industries Co. Ltd.	438,000	7,358,381
Ω	WH Group Ltd.	2,039,863	2,194,827
TOTAL HONG KONG			30,748,169
IRELAND — (0.3%)
	AIB Group PLC	149,539	1,778,560
	Kingspan Group PLC (KSP ID)	38,555	3,583,446
TOTAL IRELAND			5,362,006
		Shares	Value»
ISRAEL — (1.2%)
	Bank Leumi Le-Israel BM	58,029	$1,371,128
*	Bet Shemesh Engines Holdings 1997 Ltd.	625	169,684
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	1,305,599
	Cellcom Israel Ltd. (CEL IT)	20,470	220,869
	Clal Insurance Enterprises Holdings Ltd.	12,050	911,915
	Delek Group Ltd.	30,560	806,793
*	Delek Yizum Nechasim Ltd.	3,056	67,439
	El Al Israel Airlines	47,157	209,400
	Electra Ltd.	4,790	186,525
*	Fattal Holdings 1998 Ltd.	2,058	455,784
	First International Bank of Israel Ltd.	9,573	739,262
	Harel Insurance Investments & Financial Services Ltd.	1,152	66,041
	Hilan Ltd.	2,776	198,961
	Matrix IT Ltd. MTRX IT	6,755	191,406
#	Meitav Investment House Ltd.	4,993	216,043
	Menora Mivtachim Holdings Ltd.	7,524	1,176,557
*	Migdal Insurance & Financial Holdings Ltd.	86,477	491,209
	Mizrahi Tefahot Bank Ltd.	32,684	2,432,281
	Next Vision Stabilized Systems Ltd.	10,203	793,142
	Partner Communications Co. Ltd.	22,084	271,569
	Paz Retail & Energy Ltd.	1,708	482,255
	Phoenix Financial Ltd.	47,121	2,642,049
	Shufersal Ltd.	37,120	530,988
	Tel Aviv Stock Exchange Ltd.	9,115	351,082
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	841,129
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	4,071,068
TOTAL ISRAEL			21,200,178

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ITALY — (2.2%)
	Banca Mediolanum SpA	58,170	$1,558,662
	Enel SpA	1,636,772	18,484,718
	Ferrari NV (RACE IM)	1,191	468,293
#	Ferrari NV (RACE US)	13,483	5,310,549
	FinecoBank Banca Fineco SpA	141,842	3,886,024
	Moncler SpA	18,175	1,033,771
#	Poste Italiane SpA	107,164	3,241,985
	Prysmian SpA	49,374	6,813,276
	UniCredit SpA	1,493	140,808
TOTAL ITALY			40,938,086
JAPAN — (22.0%)
	Advantest Corp.	132,000	26,080,816
	Aeon Co. Ltd.	402,300	3,451,621
	Ajinomoto Co., Inc.	151,600	4,675,095
	Asahi Intecc Co. Ltd.	34,200	771,591
	Asics Corp.	143,600	4,233,963
	Astellas Pharma, Inc.	463,400	6,364,708
	Bandai Namco Holdings, Inc.	78,200	2,265,393
	BayCurrent, Inc.	47,000	2,119,892
	BIPROGY, Inc.	19,230	590,119
	Bridgestone Corp.	173,800	4,292,063
	Capcom Co. Ltd.	126,400	3,175,213
	Chugai Pharmaceutical Co. Ltd.	138,300	6,001,023
	Cosmo Energy Holdings Co. Ltd.	26,000	647,011
	CyberAgent, Inc.	67,900	620,355
	Daifuku Co. Ltd.	75,300	2,773,765
	Daikin Industries Ltd.	17,300	2,505,987
	Daito Trust Construction Co. Ltd.	80,000	1,688,645
	Daiwa House Industry Co. Ltd.	126,300	3,708,994
*	Dentsu Group, Inc.	1,200	26,627
	Dexerials Corp.	14,000	282,602
	Disco Corp.	16,400	5,861,922
	Ebara Corp.	153,500	5,210,955
	Fast Retailing Co. Ltd.	31,800	15,571,483
	Food & Life Cos. Ltd.	31,000	1,082,317
	Fuji Electric Co. Ltd.	33,000	2,879,886
	Fujikura Ltd.	342,500	8,691,398
	Fujitsu Ltd.	287,500	6,626,666
	GMO Payment Gateway, Inc.	4,860	302,842
	Hitachi Construction Machinery Co. Ltd.	27,100	903,251
	Hitachi Ltd. (6501 JP)	492,000	16,123,103
	Hoya Corp.	63,300	9,679,641
	IHI Corp.	185,500	3,243,459
	Inpex Corp.	249,400	5,748,338
	Isuzu Motors Ltd.	177,100	2,642,250
	J Front Retailing Co. Ltd.	56,700	1,055,059
		Shares	Value»
JAPAN — (Continued)
	Japan Airlines Co. Ltd.	32,700	$603,136
	Japan Exchange Group, Inc.	435,600	5,925,512
	Japan Tobacco, Inc.	24,200	1,079,002
	Kakaku.com, Inc.	5,300	123,116
#	Kao Corp.	127,002	2,610,661
	Kawasaki Heavy Industries Ltd.	210,000	3,587,776
	KDDI Corp.	763,000	14,057,295
*	Kioxia Holdings Corp.	2,600	724,715
	Kobe Bussan Co. Ltd.	25,600	447,582
	Kobe Steel Ltd.	98,300	1,272,327
	Kokusai Electric Corp.	22,100	994,825
	Komatsu Ltd.	155,100	6,729,825
	Konami Group Corp.	24,500	3,156,078
	Kurita Water Industries Ltd.	27,200	1,461,655
	Lasertec Corp.	14,300	3,285,170
	Maruwa Co. Ltd.	1,300	440,187
	McDonald's Holdings Co. Japan Ltd.	24,101	1,224,856
*	Mercari, Inc.	1,200	32,472
	Minebea Mitsumi, Inc.	12,900	293,786
	Mitsubishi HC Capital, Inc.	80,850	744,402
	Mitsui Kinzoku Co. Ltd.	8,700	1,637,975
	Modec, Inc.	300	19,376
	MonotaRO Co. Ltd.	43,513	549,099
	MS&AD Insurance Group Holdings, Inc.	142,800	4,395,893
	NEC Corp.	31,100	924,250
	Nippon Express Holdings, Inc.	108,603	3,584,241
	Nippon Sanso Holdings Corp.	82,800	2,976,597
	Nissan Chemical Corp.	27,900	1,296,865
	Niterra Co. Ltd.	39,900	2,330,105
	Nitto Denko Corp.	138,000	2,914,064
	Nomura Research Institute Ltd.	63,795	1,887,282
	Olympus Corp.	172,100	1,966,996
	Open House Group Co. Ltd.	30,200	1,604,755
	Oracle Corp. Japan	3,735	209,846
	Organo Corp.	4,000	359,885
	Otsuka Corp.	36,500	753,161
	Pan Pacific International Holdings Corp.	757,000	4,295,820
	Persol Holdings Co. Ltd.	265,000	439,960
*	Rakuten Bank Ltd.	15,200	519,486
*	Rakuten Group, Inc.	187,641	978,388
	Recruit Holdings Co. Ltd.	236,600	18,710,521

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resonac Holdings Corp.	45,200	$3,765,118
	Rorze Corp.	8,900	214,339
	Ryohin Keikaku Co. Ltd.	126,200	3,310,259
#	Sanrio Co. Ltd.	84,200	675,631
	Sanwa Holdings Corp.	92,100	1,974,261
	SBI Holdings, Inc.	11,300	213,325
	SCREEN Holdings Co. Ltd.	38,000	2,898,816
	Seibu Holdings, Inc.	58,800	1,316,819
	Seven & i Holdings Co. Ltd.	451,800	5,990,921
	SG Holdings Co. Ltd.	53,300	530,295
	Skylark Holdings Co. Ltd.	110,300	2,173,610
	SoftBank Corp.	6,266,000	8,794,818
	SoftBank Group Corp.	309,900	9,652,604
	Sony Group Corp. (6758 JP)	1,455,000	34,001,697
	Sugi Holdings Co. Ltd.	12,700	225,070
	Sumitomo Forestry Co. Ltd.	110,100	928,629
	Suzuki Motor Corp.	156,800	2,046,796
	TDK Corp. (6762 JP)	276,800	5,322,437
	TIS, Inc.	83,600	2,004,256
	Tokio Marine Holdings, Inc. (8766 JP)	264,300	13,470,407
	Tokyo Century Corp.	31,900	521,281
	Tokyo Electron Ltd.	80,300	26,847,265
	Tokyo Ohka Kogyo Co. Ltd.	600	32,495
	Tokyu Fudosan Holdings Corp.	92,900	772,131
	Toyo Tire Corp.	29,000	769,208
	Toyota Tsusho Corp.	92,100	3,822,641
	Trend Micro, Inc. (4704 JP)	22,100	890,450
	Tsuruha Holdings, Inc.	22,020	336,152
	USS Co. Ltd.	177,800	2,245,414
	Yamazaki Baking Co. Ltd.	1,200	25,359
	Yokogawa Electric Corp.	52,800	1,883,096
	Yokohama Rubber Co. Ltd.	3,500	166,253
	Zensho Holdings Co. Ltd.	36,200	2,260,382
	ZOZO, Inc.	52,800	380,725
TOTAL JAPAN			403,509,956
NETHERLANDS — (4.1%)
	ASML Holding NV (ASML NA)	25,123	41,401,320
	ASML Holding NV (ASML US)	13,011	21,194,919
	ASR Nederland NV	50,872	4,159,134
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke KPN NV	1,130,650	$5,338,748
#*	Magnum Ice Cream Co. NV MICC US	9,752	181,484
	Wolters Kluwer NV	30,851	2,422,069
TOTAL NETHERLANDS			74,697,674
NEW ZEALAND — (0.2%)
#	Chorus Ltd. (CNU NZ)	300,879	1,668,795
	Contact Energy Ltd.	60,625	324,201
	Fisher & Paykel Healthcare Corp. Ltd., Class C	39,994	956,528
	Mainfreight Ltd.	6,608	269,441
	Spark New Zealand Ltd.	109,559	123,863
TOTAL NEW ZEALAND			3,342,828
NORWAY — (1.0%)
	AF Gruppen ASA	4,496	89,980
	Aker BP ASA	47,410	1,690,375
	Equinor ASA	205,722	8,445,075
#	Gjensidige Forsikring ASA	652	19,450
	Hoegh Autoliners ASA	25,590	455,250
	Kongsberg Gruppen ASA	36,955	1,151,648
*	Kongsberg Maritime AS	36,955	208,571
	Protector Forsikring ASA	11,993	624,049
	Storebrand ASA	125,086	2,662,497
	Subsea 7 SA	2,701	91,263
	Telenor ASA	62,168	878,830
	TGS ASA	40,126	543,772
#	Var Energi ASA	79,114	397,469
	Veidekke ASA	27,315	543,459
	Wallenius Wilhelmsen ASA	23,918	373,320
TOTAL NORWAY			18,175,008
PORTUGAL — (0.2%)
	Galp Energia SGPS SA	113,250	2,571,976
	Jeronimo Martins SGPS SA	15,405	308,946
TOTAL PORTUGAL			2,880,922
SINGAPORE — (1.5%)
	DBS Group Holdings Ltd.	217,293	12,537,088
#	Sembcorp Industries Ltd.	350,100	1,505,810
	Singapore Airlines Ltd.	302,100	1,812,238
	Singapore Exchange Ltd.	295,300	5,629,655

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Technologies Engineering Ltd.	578,800	$4,548,086
	Singapore Telecommunications Ltd.	348,500	1,205,774
	Yangzijiang Shipbuilding Holdings Ltd.	378,300	1,154,766
TOTAL SINGAPORE			28,393,417
SPAIN — (2.6%)
#	Acciona SA	2,862	787,179
	ACS Actividades de Construccion y Servicios SA	37,898	4,830,890
Ω	Aena SME SA	166,510	5,133,145
	Amadeus IT Group SA	60,883	3,757,514
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	331,032	9,279,452
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	712,893
	Bankinter SA	28,295	520,484
	Endesa SA	100,465	4,892,136
	Ferrovial NV	61,908	4,045,567
	Industria de Diseno Textil SA	167,352	10,921,994
	Naturgy Energy Group SA	36,478	1,216,901
	Telefonica SA (TEF SM)	612,487	2,528,768
TOTAL SPAIN			48,626,923
SWEDEN — (3.4%)
	AddTech AB, Class B	79,454	2,891,023
	Atlas Copco AB (ATCOA SS), Class A	517,386	10,932,272
	Atlas Copco AB (ATCOB SS), Class B	311,236	5,750,878
	Avanza Bank Holding AB	40,384	1,657,200
	Axfood AB	29,249	746,475
#	Clas Ohlson AB, Class B	4,654	205,048
	Epiroc AB (EPIA SS), Class A	89,197	2,286,710
	Epiroc AB (EPIB SS), Class B	60,798	1,333,032
#	Essity AB (ESSITYB SS), Class B	10,457	303,783
		Shares	Value»
SWEDEN — (Continued)
#	H & M Hennes & Mauritz AB, Class B	161,801	$2,963,181
	Indutrade AB	61,345	1,540,194
	Lagercrantz Group AB, Class B	41,874	984,653
	Lifco AB, Class B	18,806	640,496
	Loomis AB	16,461	908,392
	Medicover AB, Class B	9,429	223,455
	Nordnet AB publ	29,215	1,119,202
	Sectra AB, Class B	40,431	1,134,838
	Sweco AB, Class B	37,915	535,275
	Tele2 AB, Class B	223,821	3,877,493
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	14,689	144,099
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	3,061,226
	Telia Co. AB	364,196	1,687,759
	Volvo AB (VOLVA SS), Class A	54,973	2,107,373
	Volvo AB (VOLVB SS), Class B	410,093	15,686,766
TOTAL SWEDEN			62,720,823
SWITZERLAND — (9.0%)
	ABB Ltd.	5,414	534,139
	Geberit AG	12,634	8,324,548
	Kuehne & Nagel International AG	22,568	5,747,204
	Nestle SA	368,216	36,803,549
	Novartis AG (NOVN SW)	42,814	6,695,757
	Novartis AG (NVS US), Sponsored ADR	150,494	23,499,638
#	Partners Group Holding AG	5,729	4,775,285
	Roche Holding AG	153,733	67,195,522
	Roche Holding AG (RO SW), Class BR	7,170	3,178,430
	SGS SA	58,865	6,975,289
	Swisscom AG	2,530	1,944,167
TOTAL SWITZERLAND			165,673,528
UNITED KINGDOM — (12.6%)
	Admiral Group PLC	94,186	4,774,521
Ω	Airtel Africa PLC	278,231	1,255,906
	AstraZeneca PLC	117,354	19,907,933
	AstraZeneca PLC (AZN LN)	32,872	5,591,866
Ω	Autotrader Group PLC	176,072	1,243,277
	Babcock International Group PLC	34,611	525,413
	BP PLC (BP LN)	165,519	1,243,572
	BP PLC (BP US), Sponsored ADR	441,231	19,952,466

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	BT Group PLC	2,677,069	$7,248,537
	Bunzl PLC	7,601	286,840
	Coca-Cola HBC AG, Class DI	31,766	2,141,975
	Compass Group PLC	256,045	8,130,927
#	Diageo PLC (DEO US), Sponsored ADR	58,451	5,147,195
	Diageo PLC (DGE LN)	72,677	1,596,593
	Endeavour Mining PLC EDV CN	45,100	2,134,275
	Endeavour Mining PLC EDV LN	7,030	335,369
	Experian PLC	177,423	6,694,119
	Fresnillo PLC	37,976	1,279,257
	Games Workshop Group PLC	3,941	1,015,919
	GSK PLC (GSK LN)	1,058,901	27,534,445
	IMI PLC	37,036	1,471,756
	Imperial Brands PLC	379,216	14,391,574
	Intertek Group PLC	26,321	2,078,916
	Legal & General Group PLC	999,910	4,059,989
	M&G PLC	4,195	20,265
	Marks & Spencer Group PLC	798,644	4,365,684
	Next PLC	48,295	9,671,463
	Reckitt Benckiser Group PLC	137,605	9,711,798
	RELX PLC (REL LN)	45,322	1,594,063
#	RELX PLC (RELX US), Sponsored ADR	166,564	5,899,697
	RELX PLC (REN NA)	28,850	1,018,889
	Rolls-Royce Holdings PLC	954,667	19,045,283
	Sage Group PLC	71,439	941,064
	St. James's Place PLC	115,206	1,636,949
	Shares	Value»
UNITED KINGDOM — (Continued)
Sunbelt Rentals Holdings, Inc.	221,086	$15,839,972
Tesco PLC	352,468	2,320,000
Unilever PLC UL US, Sponsored ADR	297,914	18,890,727
Unilever PLC ULVRL IX	17,881	1,137,725
TOTAL UNITED KINGDOM		232,136,219
TOTAL COMMON STOCKS		1,781,080,387
PREFERRED STOCKS — (0.0%)
GERMANY — (0.0%)
Volkswagen AG, 7.076%	7,629	659,314
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	4,241	0
TOTAL INVESTMENT SECURITIES (Cost $1,100,601,841)		1,781,739,701

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	4,768,930	55,162,210
TOTAL INVESTMENTS — (100.0%)
(Cost $1,155,754,918)^^			$1,836,901,911
As of July 31, 2026, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	4	09/18/26	$1,520,409	$1,503,850	$(16,559)
Total Futures Contracts			$1,520,409	$1,503,850	$(16,559)

International High Relative Profitability Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $10,107,824 or 0.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$25,973,662	$97,868,724	—	$123,842,386
Austria	—	3,273,057	—	3,273,057
Belgium	—	17,966,048	—	17,966,048
Canada	180,279,685	—	—	180,279,685
Denmark	—	17,530,019	—	17,530,019
Finland	—	13,433,557	—	13,433,557
France	919,103	155,440,700	—	156,359,803
Germany	—	129,990,095	—	129,990,095
Hong Kong	—	30,748,169	—	30,748,169
Ireland	—	5,362,006	—	5,362,006
Israel	4,138,507	17,061,671	—	21,200,178
Italy	5,310,549	35,627,537	—	40,938,086
Japan	—	403,509,956	—	403,509,956
Netherlands	21,376,403	53,321,271	—	74,697,674
New Zealand	—	3,342,828	—	3,342,828
Norway	—	18,175,008	—	18,175,008
Portugal	—	2,880,922	—	2,880,922
Singapore	—	28,393,417	—	28,393,417
Spain	2,280,826	46,346,097	—	48,626,923
Sweden	144,099	62,576,724	—	62,720,823
Switzerland	23,499,638	142,173,890	—	165,673,528
United Kingdom	71,932,293	160,203,926	—	232,136,219
Preferred Stocks
Germany	—	659,314	—	659,314
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	55,162,210	—	55,162,210
Total Investments in Securities	$335,854,765	$1,501,047,146	—	$1,836,901,911
Financial Instruments
Liabilities
Futures Contracts**	(16,559)	—	—	(16,559)
Total Financial Instruments	$(16,559)	—	—	$(16,559)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.0%)
U.S. Core Equity 1 Portfolio	1,747,002	$96,783,907
U.S. Large Company Portfolio	1,557,927	77,491,304
Dimensional VA U.S. Targeted Value Portfolio	1,621,409	43,632,113
Dimensional VA U.S. Large Value Portfolio	580,830	24,145,112
DFA Real Estate Securities Portfolio	98,569	4,563,745
TOTAL DOMESTIC EQUITIES		246,616,181
INTERNATIONAL EQUITIES — (27.0%)
International Core Equity 2 Portfolio	1,755,101	39,419,571
Emerging Markets Core Equity 2 Portfolio	883,470	29,075,008
Dimensional VA International Small Portfolio	751,459	12,068,431
Dimensional VA International Value Portfolio	421,416	9,127,860
DFA International Real Estate Securities Portfolio	373,108	1,458,852
TOTAL INTERNATIONAL EQUITIES		91,149,722
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $221,010,786)^^		$337,765,903
Summary of the Portfolio’s investments as of July 31, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$337,765,903	—	—	$337,765,903
Total Investments in Securities	$337,765,903	—	—	$337,765,903

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Burnsville-Eagan-Savage Independent School District No. 191 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	275	$284,340
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/28	185	188,318
City of Apple Valley (GO) Series A
5.000%, 12/15/28	100	105,331
City of Blaine (GO) Series B
5.000%, 02/01/27	100	101,172
City of Bloomington (GO) Series B
5.000%, 02/01/27	375	379,285
City of Burnsville (GO) Series A
5.000%, 12/20/26	190	191,546
5.000%, 12/20/28	500	526,786
City of Coon Rapids (GO) Series A
5.000%, 02/01/29	105	110,773
City of Edina (GO) Series A
5.000%, 02/01/27	245	247,872
5.000%, 02/01/28	120	124,183
City of Lakeville (GO) Series A
5.000%, 02/01/28	500	517,279
5.000%, 02/01/29	275	290,256
City of Minneapolis (GO)
5.000%, 12/01/26	265	267,079
5.500%, 12/01/26	830	837,854
3.000%, 12/01/27	1,450	1,450,090
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	325	326,810
City of Moorhead (GO) Series B
5.000%, 02/01/28	200	206,882
City of Rochester (RB) Series B
5.000%, 11/15/29	60	63,857
City of St. Cloud (RB)
5.000%, 05/01/27	10	10,154
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Louis Park (GO) Series B
5.000%, 02/01/28	275	$284,586
City of St. Paul (GO) Series A
5.000%, 09/01/26	235	235,413
5.000%, 09/01/27	500	512,386
City of St. Paul (GO) Series B
5.000%, 09/01/28	300	313,828
City of Woodbury (GO) Series A
5.000%, 02/01/28	275	284,217
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	206,882
County of Anoka (GO) Series A
5.000%, 02/01/27	500	505,886
County of Dakota (GO) Series A
5.000%, 02/01/28	400	413,943
County of Hennepin (GO) Series A
5.000%, 12/01/28	200	210,561
5.000%, 12/01/31	1,000	1,006,687
5.000%, 12/01/32	100	100,646
5.000%, 12/01/37	220	221,116
County of Hennepin (GO) Series B
5.000%, 12/01/26	240	241,867
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	211,584
5.000%, 12/15/32	700	744,206
County of Olmsted (GO) Series A
5.000%, 02/01/28	300	310,546
County of Ramsey (GO) Series A
5.000%, 02/01/27	635	642,185
5.000%, 02/01/28	300	310,994
County of Ramsey (GO) Series B
5.000%, 02/01/28	115	119,077
Farmington Independent School District No. 192 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	206,674

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Fulda Independent School District No. 505 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	150	$151,632
Hutchinson Independent School District No. 423 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	310	313,450
Jackson County Central Independent School District No. 2895 (GO) (SD CRED PROG) Series A
4.000%, 02/01/28	225	229,201
Litchfield Independent School District No. 465 (GO) (SD CRED PROG) Series A
4.000%, 02/01/29	100	101,964
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	350	353,982
Metropolitan Council (GO) Series B
5.000%, 03/01/27	235	238,243
5.000%, 03/01/28	345	357,551
Metropolitan Council (GO) Series D
5.000%, 03/01/29	250	264,116
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	275	278,251
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	353,175
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series C
5.000%, 02/01/27	235	237,778
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/29	295	297,721
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,242
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/30	470	505,556
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnetonka Independent School District No. 276 (GO) (SD CRED PROG) Series D
5.000%, 01/01/27	175	$176,606
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/31	200	202,430
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	303,354
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,025	1,079,580
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	505,762
5.000%, 02/01/28	500	517,130
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	270	273,032
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	150	155,206
State of Minnesota (GO) Series A
5.000%, 08/01/26	1,130	1,130,000
5.000%, 08/01/27	610	624,362
5.000%, 08/01/28	160	167,184
5.000%, 08/01/34	500	500,770
State of Minnesota (GO) Series B
5.000%, 10/01/26	115	115,432
5.000%, 08/01/27	200	204,709
5.000%, 08/01/28	140	146,286
5.000%, 08/01/29	170	181,027
State of Minnesota (GO) Series D
5.000%, 08/01/26	520	520,000
5.000%, 10/01/26	415	416,560
5.000%, 08/01/27	850	870,013
State of Minnesota (GO) Series E
5.000%, 08/01/26	395	395,000

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (RB) Series A
5.000%, 03/01/28	170	$176,163
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	260	268,792
University of Minnesota (RB) Series A
5.000%, 04/01/27	250	253,881
5.000%, 04/01/28	300	311,469
University of Minnesota (RB) Series B
5.000%, 12/01/27	340	350,486
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	190	192,152
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Walker-Hackensack-Akeley Independent School District No. 113 (GO) (SD CRED PROG) Series A
5.000%, 02/01/30	275	$294,379
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	280	288,844
TOTAL MUNICIPAL BONDS (Cost $27,829,863)		27,761,622
TOTAL INVESTMENTS — (100.0%)
(Cost $27,829,863)^^		$27,761,622
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$27,761,622	—	$27,761,622
Total Investments in Securities	—	$27,761,622	—	$27,761,622

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.9%)
CALIFORNIA — (97.9%)
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	315	$315,000
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/27	2,000	2,059,096
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	1,520	1,559,029
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/28	415	436,621
Atascadero Unified School District (GO) Series A
5.000%, 08/01/28	245	257,030
Banning Unified School District (GO) (AG) Series A
5.000%, 08/01/28	610	638,250
Bay Area Toll Authority (RB) Series A
2.700%, 04/01/55	2,060	2,060,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/28	300	315,258
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/27	860	882,310
Beverly Hills Unified School District (GO)
5.000%, 08/01/27	900	923,706
Buena Park School District (GO)
8.000%, 08/01/27	1,730	1,822,784
Burbank Unified School District (GO)
5.000%, 08/01/28	890	935,299
5.000%, 08/01/29	1,500	1,605,782
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,021,787
5.000%, 02/01/34	1,000	1,009,197
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	140	$145,344
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,974,919
2.850%, 03/01/41	4,140	4,140,000
California Infrastructure & Economic Development Bank (RB)
5.000%, 10/01/28	600	610,277
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	196,806
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	208,594
California Public Finance Authority (RB) Series C
2.550%, 08/01/54	165	165,000
California School Cash Reserve Program Authority (RN) Series C
4.000%, 05/28/27	910	919,755
California State Public Works Board (RB) Series A
5.000%, 02/01/28	280	290,487
5.000%, 09/01/29	1,000	1,067,253
California State Public Works Board (RB) Series B
5.000%, 12/01/26	1,305	1,315,815
5.000%, 06/01/27	1,545	1,577,474
5.000%, 12/01/28	835	879,284
California State Public Works Board (RB) Series C
5.000%, 09/01/26	3,815	3,822,410
5.000%, 08/01/27	425	435,733
5.000%, 09/01/28	2,784	2,918,487
4.000%, 11/01/30	750	751,255
4.000%, 11/01/31	600	600,730

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series D
5.000%, 11/01/26	145	$145,893
5.000%, 04/01/27	470	471,878
5.000%, 05/01/28	1,085	1,132,083
California State University (RB) Series A
5.000%, 11/01/27	915	943,215
5.000%, 11/01/28	20	20,037
5.000%, 11/01/31	2,360	2,398,398
5.000%, 11/01/33	1,655	1,655,852
4.000%, 11/01/34	1,500	1,500,444
4.000%, 11/01/35	1,000	1,000,296
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/26	120	120,934
5.000%, 03/01/27	670	670,587
Campbell Union High School District (GO) Series A
5.000%, 08/01/28	760	800,203
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,290	1,290,000
4.000%, 08/01/37	500	500,000
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	345,000
Carlsbad Unified School District (COP)
4.000%, 10/01/27	240	244,057
4.000%, 10/01/28	125	128,829
4.000%, 10/01/29	55	57,143
Cerritos Community College District (GO) Series B
5.000%, 08/01/28	440	462,835
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,355,000
Chabot-Las Positas Community College District (GO) Series D
5.000%, 08/01/28	1,260	1,322,872
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	385	390,997
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series R1
5.000%, 04/01/27	1,255	$1,275,322
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/27	485	498,963
5.000%, 09/15/28	495	522,151
5.000%, 09/15/29	545	586,426
City of Grover Beach (GO)
5.000%, 09/01/26	345	345,631
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/29	235	249,928
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/28	1,700	1,776,790
City of Oakland (RN)
5.000%, 06/30/27	1,000	1,021,406
City of Oakland (GO)
5.000%, 07/15/27	910	930,905
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/27	310	316,668
5.000%, 06/01/28	175	182,969
City of Rancho Cordova (ST)
5.000%, 09/01/26	220	220,336
City of Redding Electric System Revenue (RB)
5.000%, 06/01/27	335	341,400
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	790	793,269
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/28	380	399,189
5.000%, 08/01/29	585	626,255
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/26	340	342,101
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/28	2,560	2,699,675
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	424,807

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Santa Clara (GO) Series A
5.000%, 08/01/27	610	$626,494
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	565	565,000
Compton Community College District (GO) Series B
5.000%, 08/01/26	325	325,000
5.000%, 08/01/27	160	164,214
Corona-Norco Unified School District (GO)
5.000%, 08/01/27	280	286,957
5.000%, 08/01/28	265	278,117
5.000%, 08/01/29	260	278,103
County of Los Angeles (RN) Series A
5.000%, 06/30/27	3,430	3,503,751
County of Riverside (RN)
5.000%, 06/30/27	5,300	5,416,374
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,867,361
County of San Diego (COP) Series A
5.000%, 10/01/27	295	304,060
5.000%, 10/01/28	580	611,138
Covina-Valley Unified School District (GO)
5.000%, 08/01/27	160	163,933
5.000%, 08/01/28	150	157,265
Cupertino Union School District (COP)
5.000%, 06/01/27	500	510,049
Davis Joint Unified School District (COP) (AG)
4.000%, 08/01/27	1,625	1,626,556
Desert Community College District (GO)
5.000%, 08/01/27	510	523,688
5.000%, 08/01/28	315	331,411
Desert Sands Unified School District (GO)
4.000%, 08/01/35	1,460	1,479,645
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	125	127,741
5.000%, 06/01/28	180	188,659
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	465	475,195
5.000%, 06/01/28	2,790	2,924,210
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/30	690	$703,700
East Side Union High School District (GO)
5.000%, 08/01/27	305	312,517
5.000%, 08/01/28	2,455	2,575,541
East Side Union High School District (GO) Series A
5.000%, 08/01/28	870	912,717
East Side Union High School District (GO) Series D
5.000%, 08/01/28	1,200	1,258,920
El Dorado Irrigation District (RB) Series A
5.000%, 03/01/28	1,080	1,124,284
Folsom Cordova Unified School District (GO) Series C
5.000%, 10/01/28	185	195,012
Folsom Cordova Unified School District (GO) (AG) Series D
4.000%, 10/01/37	2,100	2,104,556
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/27	360	371,375
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,814,419
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	1,585	1,625,960
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/27	3,000	3,165,473
Fremont Union High School District (GO)
5.000%, 08/01/28	455	478,887
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	830	830,000
5.000%, 08/01/27	640	655,774
Glendale Community College District (GO) Series A
5.000%, 08/01/27	245	251,820
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	485	496,275

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	$1,501,667
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/26	690	690,000
5.000%, 08/01/27	305	312,548
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/26	895	900,641
5.000%, 11/01/27	320	330,271
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	305,218
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/28	370	387,345
5.000%, 05/01/29	425	454,286
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	110,000
5.000%, 08/01/28	100	105,050
5.000%, 08/01/29	200	213,985
Lodi Unified School District (GO)
5.000%, 08/01/28	520	547,091
Los Angeles Community College District (GO)
5.000%, 08/01/28	1,930	2,029,004
Los Angeles Community College District (GO) Series F
5.000%, 08/01/27	870	892,829
5.000%, 08/01/28	2,040	2,144,647
Los Angeles Community College District (GO) Series J
4.000%, 08/01/37	2,500	2,503,100
4.000%, 08/01/39	2,200	2,166,634
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	735,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	2,740	2,742,150
5.000%, 07/01/34	2,515	2,559,958
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 06/01/29	4,030	$4,299,843
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,307,815
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	590	624,020
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/26	365	368,036
5.000%, 12/01/27	310	320,389
5.000%, 12/01/28	350	370,181
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/28	195	205,891
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/28	490	504,192
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	380	383,129
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/27	3,265	3,335,736
5.000%, 07/01/29	2,355	2,506,306
5.000%, 07/01/30	5,500	5,943,829
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	690	704,949
5.000%, 07/01/30	1,550	1,598,424
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	1,040	1,062,531
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/28	400	417,710
Los Rios Community College District (GO)
5.000%, 08/01/28	1,065	1,120,484
Lucia Mar Unified School District (GO) Series A
5.000%, 08/01/27	185	190,150

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28	115	$120,991
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	2,625	2,703,430
Millbrae Public Financing Authority (RB)
5.000%, 12/01/26	265	267,248
5.000%, 12/01/27	385	398,723
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	900,928
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	712,710
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/27	290	297,436
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	280	280,000
5.000%, 08/01/27	175	179,522
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	1,505	1,578,896
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	256,286
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	900	924,155
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	1,765	1,775,115
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	100	102,584
New Haven Unified School District (GO)
5.000%, 08/01/26	530	530,000
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	155,347
5.000%, 12/01/28	175	185,422
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/29	1,275	1,355,236
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,385	$1,385,000
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/29	565	601,632
Ohlone Community College District (GO)
5.000%, 08/01/29	360	386,249
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/28	350	368,939
Ontario Public Financing Authority (RB) Series D
5.000%, 03/01/29	125	132,539
Orchard School District (GO)
5.000%, 08/01/28	650	681,915
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,000
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/27	3,230	3,315,402
Paramount Unified School District (GO)
5.000%, 08/01/28	225	235,958
Pasadena Unified School District (GO) Series A
5.000%, 08/01/27	1,875	1,921,587
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/27	1,045	1,072,109
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/28	95	99,702
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/27	865	887,353
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/28	100	105,261
5.000%, 10/01/29	250	267,655
Pleasanton Unified School District (GO)
5.000%, 08/01/27	1,650	1,694,285
Pomona Unified School District (GO)
5.000%, 08/01/29	430	459,683

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pomona Unified School District (GO) Series A
5.000%, 08/01/27	370	$379,967
Redondo Beach Unified School District (GO)
5.000%, 08/01/29	255	273,593
Reed Union School District (GO)
4.000%, 08/01/26	250	250,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series 0-1
2.850%, 05/15/45	745	745,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	1,015	1,015,000
5.000%, 08/01/27	725	744,169
Riverside Unified School District (GO)
5.000%, 08/01/27	55	56,498
5.000%, 08/01/28	185	194,120
Riverside Unified School District (GO) Series D
5.000%, 08/01/27	130	133,541
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	240	242,076
5.000%, 12/01/27	205	212,143
5.000%, 12/01/28	265	279,854
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/33	1,075	1,141,127
5.000%, 08/15/37	1,280	1,348,572
Sacramento Municipal Utility District (RB) Series P
5.000%, 09/15/29	1,095	1,175,844
Salinas Union High School District (GO) Series A
5.000%, 08/01/27	300	307,842
Salinas Union High School District (GO) Series B
5.000%, 08/01/28	215	226,201
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,590	2,611,200
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/27	395	401,166
5.000%, 03/01/28	1,080	1,125,310
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Community College District (GO)
5.000%, 08/01/26	385	$385,000
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/27	810	825,213
5.000%, 04/01/28	660	690,518
San Diego County Water Authority (RB) Series A
5.000%, 05/01/27	145	147,708
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	5,000	5,007,763
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	125	125,605
5.000%, 08/01/27	3,665	3,758,616
5.000%, 10/15/27	1,010	1,040,930
5.000%, 08/01/28	3,750	3,934,873
5.000%, 10/15/28	2,940	3,093,795
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	1,185	1,218,358
San Diego Unified School District (GO) (AG) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	128,089
5.250%, 07/01/27	365	374,458
San Diego Unified School District (GO) Series G 2
5.000%, 07/01/27	1,135	1,161,867
San Diego Unified School District (GO) Series R-9
5.000%, 07/01/29	2,000	2,136,667
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/27	1,905	1,954,039
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/27	6,805	6,980,178
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	575,046

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	1,330	$1,361,362
5.000%, 07/01/28	865	906,768
4.000%, 07/01/34	480	481,983
4.000%, 07/01/38	385	384,968
San Francisco City & County Airport Commission-San Francisco International Airport (RB) Series B
5.000%, 05/01/28	750	781,734
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,049,968
5.000%, 10/01/35	1,000	999,969
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	230	236,769
San Francisco Unified School District (GO) Series A
5.000%, 06/15/28	820	857,332
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	1,575,081
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,210	1,265,087
San Francisco Unified School District (GO) Series F&C
5.000%, 06/15/28	2,570	2,573,788
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	885	885,000
8.000%, 08/01/27	695	733,476
8.000%, 08/01/28	830	918,926
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/27	385	395,026
5.000%, 08/01/28	140	147,210
San Joaquin Delta Community College District (GO) Series B
5.000%, 08/01/28	455	478,431
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Unified School District (GO) Series A
5.000%, 08/01/27	2,495	$2,558,234
San Juan Unified School District (GO)
5.000%, 08/01/28	1,745	1,832,072
San Leandro Unified School District (GO) Series B
5.000%, 08/01/27	60	61,598
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/26)	1,000	1,000,000
San Marcos Unified School District (GO) Series A
5.000%, 08/01/28	510	535,041
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	340	358,482
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/27	385	395,371
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,195	1,196,241
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	355,445
San Mateo Union High School District (GO) Series D
5.000%, 09/01/28	730	768,313
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	365	365,000
5.000%, 08/01/27	145	148,906
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/01/27	2,000	2,063,918
5.000%, 11/01/28	3,000	3,166,782
Santa Clara Unified School District (GO)
5.000%, 08/01/27	3,760	3,859,415
5.000%, 08/01/28	1,000	1,051,898
4.000%, 07/01/36	1,000	1,000,259

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu Unified School District (GO) Series A
5.000%, 08/01/26	695	$695,000
5.000%, 08/01/27	260	266,978
Scotts Valley Unified School District (GO) Series B
5.000%, 08/01/26	250	250,000
Southwestern Community College District (GO) Series A
5.250%, 08/01/28	355	374,432
State of California (GO)
5.000%, 08/01/26	5,110	5,110,000
4.000%, 09/01/26	1,370	1,371,576
5.000%, 09/01/26	3,520	3,526,753
4.000%, 11/01/26	3,435	3,447,600
5.000%, 04/01/27	1,900	1,931,534
3.500%, 08/01/27	4,890	4,931,274
5.000%, 08/01/27	8,290	8,496,653
5.000%, 09/01/27	735	754,822
5.000%, 10/01/27	2,315	2,382,084
5.000%, 11/01/27	2,370	2,443,437
5.000%, 12/01/27	2,055	2,122,802
5.000%, 03/01/28	1,840	1,911,694
5.000%, 04/01/28	1,885	1,962,130
5.000%, 08/01/28	5,130	5,343,991
5.000%, 09/01/28	2,595	2,679,917
5.000%, 10/01/28	5	5,011
5.000%, 11/01/28	2,900	3,054,323
5.000%, 12/01/28	2,105	2,220,547
5.000%, 04/01/29	1,105	1,171,935
5.000%, 10/01/29	1,265	1,353,144
5.000%, 08/01/30	40	40,080
5.000%, 10/01/30	1,100	1,150,379
5.250%, 08/01/31	165	165,351
5.000%, 09/01/31	1,350	1,355,506
4.000%, 09/01/32	450	450,135
5.000%, 09/01/32	1,300	1,305,281
5.000%, 10/01/32	5	5,009
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/26)	380	380,000
5.000%, 08/01/33	70	70,085
5.000%, 09/01/33	1,000	1,003,935
5.000%, 04/01/35	3,005	3,144,218
4.000%, 08/01/35	580	580,000
5.000%, 10/01/35	190	190,229
4.000%, 11/01/35	1,000	1,004,726
4.000%, 09/01/36	1,960	1,960,177
5.000%, 11/01/39	1,500	1,550,081
State of California (GO) Series B
5.000%, 10/01/26	1,570	1,576,267
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) (AMBAC)
5.000%, 02/01/27	1,070	$1,083,305
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	2,585	2,674,417
Stockton Unified School District (GO)
5.000%, 08/01/26	2,990	2,990,000
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	300,000
Sunnyvale School District (GO)
5.000%, 09/01/27	755	776,169
5.000%, 09/01/28	300	315,933
5.000%, 09/01/29	500	536,966
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	375	375,000
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	100,000
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	433,350
University of California (RB) Series BS
5.000%, 05/15/29	400	425,005
University of California (RB) Series BX
5.000%, 05/15/29	2,500	2,656,283
University of California (RB) Series BZ
5.000%, 05/15/27	1,795	1,830,001
5.000%, 05/15/28	1,080	1,126,898
University of California (RB) Series M
5.000%, 05/15/35	1,000	1,014,159
Val Verde Unified School District (GO)
5.000%, 08/01/28	750	786,675
5.000%, 08/01/29	500	534,068
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,005,574
Ventura Unified School District (GO) Series B
5.000%, 08/01/27	625	641,151

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/27	300	$305,200
5.000%, 05/01/28	810	847,546
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	138,287
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/29	750	801,303
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	2,170	2,170,000
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	270	276,843
4.000%, 08/01/34	1,260	1,261,637
Whittier Union High School District (GO) Series C
5.000%, 08/01/26	365	365,000
5.000%, 08/01/27	155	159,036
TOTAL MUNICIPAL BONDS (Cost $372,057,237)		371,248,705
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (2.1%)
California Educational Facilities Authority
2.300%, 09/09/26	1,400	$1,399,765
California Statewide Communities Development Authority
2.400%, 01/05/27	5,000	4,996,706
2.550%, 01/07/27	1,500	1,498,999
TOTAL COMMERCIAL PAPER (Cost $7,900,000)		7,895,470

	Shares
MONEY MARKET FUNDS — (0.0%)
BlackRock Liquidity Funds MuniCash	187,652	187,671
TOTAL INVESTMENTS — (100.0%)
(Cost $380,144,908)^^		$379,331,846
As of July 31, 2026, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.080%	Fixed	CPI	Maturity	USD	12,000,000	03/19/27	—	—	$34,089	$34,089
Bank of America Corp.	3.014%	Fixed	CPI	Maturity	USD	13,000,000	07/24/27	—	—	5,248	5,248
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	339,865	339,865
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	295,527	295,527
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	290,575	290,575
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	223,204	223,204
Bank of America Corp.	2.778%	Fixed	CPI	Maturity	USD	13,000,000	05/15/27	—	—	40,915	40,915
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	982,473	982,473
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	426,412	426,412
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	497,548	497,548

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.511%	Fixed	CPI	Maturity	USD	20,000,000	02/09/27	—	—	$163,622	$163,622
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,096,943	1,096,943
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	115,475	115,475
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,337,685	1,337,685
Citibank, N.A.	3.025%	Fixed	CPI	Maturity	USD	13,000,000	08/01/27	—	—	5,010	5,010
Citibank, N.A.	2.880%	Fixed	CPI	Maturity	USD	7,000,000	04/27/28	—	—	10,661	10,661
Citibank, N.A.	2.238%	Fixed	CPI	Maturity	USD	29,000,000	12/31/26	—	—	227,448	227,448
Deutsche Bank AG	2.675%	Fixed	CPI	Maturity	USD	26,000,000	03/05/27	—	—	174,202	174,202
Deutsche Bank AG	2.413%	Fixed	CPI	Maturity	USD	23,000,000	02/24/27	—	—	216,038	216,038
Deutsche Bank AG	2.275%	Fixed	CPI	Maturity	USD	8,000,000	07/30/29	—	—	15,492	15,492
Morgan Stanley and Co. International	2.958%	Fixed	CPI	Maturity	USD	6,000,000	08/12/27	—	—	7,435	7,435
Morgan Stanley and Co. International	2.919%	Fixed	CPI	Maturity	USD	10,000,000	09/24/27	—	—	11,354	11,354
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	7,000,000	07/09/27	—	—	17,962	17,962
Morgan Stanley and Co. International	2.775%	Fixed	CPI	Maturity	USD	11,000,000	06/09/27	—	—	46,267	46,267
Morgan Stanley and Co. International	2.752%	Fixed	CPI	Maturity	USD	16,000,000	10/24/27	—	—	57,534	57,534
Morgan Stanley and Co. International	2.577%	Fixed	CPI	Maturity	USD	12,000,000	11/19/27	—	—	73,616	73,616
Morgan Stanley and Co. International	2.553%	Fixed	CPI	Maturity	USD	13,000,000	01/30/27	—	—	99,068	99,068
Morgan Stanley and Co. International	2.475%	Fixed	CPI	Maturity	USD	11,000,000	02/17/27	—	—	95,327	95,327
Morgan Stanley and Co. International	2.463%	Fixed	CPI	Maturity	USD	9,000,000	04/25/30	—	—	95,696	95,696
Morgan Stanley and Co. International	2.439%	Fixed	CPI	Maturity	USD	7,000,000	11/28/27	—	—	60,087	60,087
Morgan Stanley and Co. International	2.420%	Fixed	CPI	Maturity	USD	20,000,000	01/23/27	—	—	161,663	161,663
Morgan Stanley and Co. International	2.377%	Fixed	CPI	Maturity	USD	7,000,000	04/17/30	—	—	103,383	103,383
Morgan Stanley and Co. International	2.254%	Fixed	CPI	Maturity	USD	9,000,000	12/23/26	—	—	76,257	76,257
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	177,050	177,050
Total Appreciation										$7,581,131	$7,581,131

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.926%	Fixed	CPI	Maturity	USD	10,000,000	05/26/28	—	—	$(43,125)	$(43,125)
Total (Depreciation)										$(43,125)	$(43,125)
Total Appreciation (Depreciation)										$7,538,006	$7,538,006
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$371,248,705	—	$371,248,705
Commercial Paper	—	7,895,470	—	7,895,470
Money Market Funds	$187,671	—	—	187,671
Total Investments in Securities	$187,671	$379,144,175	—	$379,331,846
Financial Instruments
Assets
Swap Agreements**	—	7,581,131	—	7,581,131
Liabilities
Swap Agreements**	—	(43,125)	—	(43,125)
Total Financial Instruments	—	$7,538,006	—	$7,538,006
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.4%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$67,000
Government National Mortgage Association, TBA
	5.500%, 08/01/56 TBA		19,646	19,516,035
	6.000%, 08/01/56 TBA		33,253	33,795,330
Uniform Mortgage-Backed Security, TBA
	2.000%, 08/01/56 TBA		59,176	46,083,310
	2.500%, 08/01/56 TBA		73,710	60,084,357
	3.500%, 08/01/56		20,962	18,593,130
	6.000%, 08/01/56 TBA		68,905	69,663,763
	6.500%, 08/01/56 TBA		31,050	32,009,387
TOTAL AGENCY OBLIGATIONS				279,812,312
BONDS — (84.5%)
AUSTRALIA — (4.6%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.271%, 06/18/28		7,100	7,125,418
(r)Ω	SOFR + 0.590%, FRN, 4.238%, 12/08/28		1,800	1,805,297
(r)Ω	SOFR + 0.850%, FRN, 4.502%, 12/16/29		3,000	3,032,532
(r)	SOFR + 0.850%, FRN, 4.502%, 12/16/29		1,850	1,870,061
(r)	SOFR + 0.680%, FRN, 4.328%, 12/08/30		7,000	7,024,867
BHP Billiton Finance Ltd.
	3.125%, 04/29/33	EUR	3,000	3,313,856
Commonwealth Bank of Australia
(r)	SOFR + 0.640%, FRN, 4.291%, 03/14/28		3,136	3,148,483
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.950%, FRN, 5.404%, 08/17/28	AUD	3,780	$2,684,134
(r)Ω	SOFR + 0.630%, FRN, 4.284%, 03/27/29		5,500	5,519,570
(r)Ω	SOFR + 0.780%, FRN, 4.435%, 10/01/30		9,500	9,597,489
(r)	SOFR + 0.780%, FRN, 4.435%, 10/01/30		846	854,682
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		800	793,173
Ω	5.875%, 04/15/30		350	350,857
Ω	4.375%, 04/01/31		1,176	1,108,336
Ω	6.125%, 04/15/32		1,600	1,616,857
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28		1,800	1,809,070
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.270%, 06/11/27		5,000	5,013,212
(r)	3M Swap + 0.700%, FRN, 5.167%, 10/18/27	AUD	7,400	5,225,443
(r)Ω	SOFR + 0.600%, FRN, 4.266%, 10/26/27		2,280	2,286,127
(r)	3M Swap + 1.200%, FRN, 5.641%, 11/25/27	AUD	1,040	738,938
(r)Ω	SOFR + 0.650%, FRN, 4.301%, 06/13/28		2,900	2,911,586
(r)Ω	SOFR + 0.530%, FRN, 4.181%, 12/13/28		1,800	1,801,638
(r)Ω	SOFR + 0.680%, FRN, 4.336%, 01/13/31		17,600	17,658,076
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	12,820	7,502,955
	2.000%, 03/08/33	AUD	8,000	4,644,653
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	5,558,678

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	19,500	$11,467,884
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,800	7,239,132
2.250%, 11/20/34	AUD	4,600	2,554,799
2.000%, 11/20/37	AUD	7,000	3,392,473
5.500%, 09/15/39	AUD	4,300	2,913,956
Westpac Banking Corp.
(r) SOFR + 0.810%, FRN, 4.472%, 04/16/29		10,800	10,878,077
(r) 3M Swap + 0.880%, FRN, 5.324%, 05/14/29	AUD	8,400	5,962,497
(r) SOFR + 0.820%, FRN, 4.475%, 07/01/30		2,000	2,016,770
TOTAL AUSTRALIA			151,421,576
BELGIUM — (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		500	434,408
Ministeries Van de Vlaamse Gemeenschap
3.125%, 06/22/34	EUR	10,200	11,348,864
3.375%, 06/22/35	EUR	13,400	14,986,069
TOTAL BELGIUM			26,769,341
CANADA — (13.5%)
Bank of Nova Scotia
2.450%, 02/02/32		3,391	2,969,829
Canadian National Railway Co.
4.200%, 06/10/35	CAD	4,800	3,364,879
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	7,573,775
CDP Financial, Inc.
2.750%, 02/13/32	EUR	13,020	14,555,332
City of Montreal
3.150%, 12/01/36	CAD	10,000	6,432,072
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	9,500	9,736,324
4.300%, 06/02/34	CAD	9,500	6,984,399
Enbridge Gas, Inc.
5.700%, 10/06/33	CAD	3,000	2,326,554
Magna International, Inc.
4.375%, 03/17/32	EUR	1,720	2,034,175
Methanex Corp.
# 5.250%, 12/15/29		3,260	3,231,385
OMERS Finance Trust
3.250%, 01/28/35	EUR	10,000	11,238,676
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	3,252	$3,451,927
Province of Alberta
3.375%, 04/02/35	EUR	1,000	1,138,350
3.950%, 06/01/35	CAD	43,600	31,124,152
3.750%, 06/01/36	CAD	2,000	1,391,376
Province of British Columbia
4.150%, 06/18/34	CAD	34,700	25,246,580
4.000%, 06/18/35	CAD	35,300	25,191,839
3.400%, 05/24/39	EUR	7,400	8,102,731
3.500%, 05/29/40	EUR	6,000	6,575,014
Province of Manitoba
3.800%, 06/02/33	CAD	14,100	10,087,306
4.250%, 06/02/34	CAD	25,000	18,280,843
3.700%, 06/02/35	CAD	32,000	22,325,470
3.800%, 06/02/36	CAD	4,300	2,989,188
Province of Nova Scotia
3.850%, 06/01/35	CAD	28,000	19,764,483
3.900%, 06/01/36	CAD	10,700	7,497,747
Province of Ontario
(r) 1 day CAD Overnight Index + 0.41%, FRN, 2.705%, 11/19/30	CAD	3,500	2,507,486
3.650%, 06/02/33	CAD	16,000	11,380,961
4.150%, 06/02/34	CAD	32,700	23,844,630
3.800%, 12/02/34	CAD	4,000	2,835,396
3.600%, 06/02/35	CAD	30,300	21,049,298
3.900%, 06/02/36	CAD	6,000	4,223,262
Province of Quebec
3.000%, 01/24/33	EUR	6,600	7,425,958
3.600%, 09/01/33	CAD	5,000	3,529,158
3.125%, 03/27/34	EUR	3,500	3,942,258
4.450%, 09/01/34	CAD	29,000	21,462,089
3.250%, 05/22/35	EUR	9,000	10,128,129
5.100%, 06/04/35	AUD	8,500	5,804,765
4.000%, 09/01/35	CAD	4,000	2,846,296
5.750%, 12/01/36	CAD	6,000	4,828,248
5.000%, 12/01/38	CAD	6,000	4,524,749
Province of Saskatchewan
3.300%, 05/08/34	EUR	5,000	5,694,779
3.800%, 06/02/35	CAD	40,700	28,721,829
4.100%, 06/02/36	CAD	4,000	2,862,674
PSP Capital, Inc.
3.250%, 07/02/34	EUR	10,000	11,321,202
Rogers Communications, Inc.
7.500%, 08/15/38		4,000	4,408,145
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,742,569
6.800%, 05/15/38		2,028	2,181,826
Toronto-Dominion Bank
3.129%, 08/03/32	EUR	1,600	1,781,269
3.357%, 09/22/32	EUR	1,000	1,121,846
TransAlta Corp.
6.500%, 03/15/40		1,000	962,500

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	$1,003,136
TOTAL CANADA			445,748,864
DENMARK — (0.4%)
DSV Finance BV
3.375%, 11/06/32	EUR	3,749	4,222,099
Novo Nordisk Finance Netherlands BV
3.125%, 05/27/33	EUR	6,900	7,724,258
3.625%, 05/27/37	EUR	2,000	2,238,992
TOTAL DENMARK			14,185,349
FINLAND — (0.1%)
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	1,962	1,996,305
Nokia OYJ
4.375%, 06/12/27		350	347,966
6.625%, 05/15/39		682	684,001
Nordea Kiinnitysluottopankki OYJ
1.375%, 02/28/33	EUR	805	822,252
TOTAL FINLAND			3,850,524
FRANCE — (5.0%)
Aeroports de Paris SA
3.500%, 03/20/33	EUR	3,900	4,393,866
Agence Francaise de Developpement EPIC
1.500%, 10/31/34	EUR	300	287,510
0.500%, 05/31/35	EUR	1,000	858,094
Agence France Locale
3.000%, 08/20/32	EUR	9,900	11,022,243
3.125%, 03/20/33	EUR	7,800	8,658,322
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	1,700	1,790,347
0.625%, 02/21/31	EUR	9,900	9,937,278
1.125%, 01/19/32	EUR	2,700	2,706,877
BNP Paribas SA
2.100%, 04/07/32	EUR	1,500	1,575,357
Caisse d'Amortissement de la Dette Sociale
2.750%, 11/25/32	EUR	5,000	5,506,683
Caisse des Depots et Consignations
3.125%, 05/25/33	EUR	6,700	7,481,449
3.125%, 05/25/35	EUR	6,900	7,514,344
Caisse Francaise de Financement Local SA
3.125%, 07/20/33	EUR	31,300	35,173,773
1.450%, 01/16/34	EUR	3,100	3,082,584
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Capgemini SE
	3.500%, 09/25/34	EUR	2,000	$2,179,475
Credit Agricole SA
	4.000%, 01/18/33	EUR	8,500	9,993,828
	4.375%, 11/27/33	EUR	800	946,767
	3.500%, 09/26/34	EUR	1,500	1,671,267
Credit Mutuel Arkea SA
	3.635%, 07/17/35	EUR	1,100	1,234,955
Electricite de France SA
	6.125%, 06/02/34	GBP	1,500	2,045,057
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,540,049
L'Oreal SA
Ω	5.000%, 05/20/35		800	790,659
	3.375%, 01/19/36	EUR	2,000	2,233,781
LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	100	115,661
	3.125%, 11/07/32	EUR	2,100	2,366,945
	3.500%, 09/07/33	EUR	11,200	12,805,881
	3.375%, 02/25/36	EUR	2,500	2,775,275
Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	1,000	1,048,142
SFIL SA
	1.500%, 03/05/32	EUR	1,300	1,341,146
Suez SACA
	4.500%, 11/13/33	EUR	1,500	1,770,541
TotalEnergies Capital USA LLC
	4.857%, 01/13/36		5,000	4,805,396
UNEDIC ASSEO
	0.250%, 07/16/35	EUR	7,000	5,903,258
	0.500%, 05/25/36	EUR	1,300	1,082,368
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	532,519
Vinci SA
	3.375%, 10/17/32	EUR	3,800	4,300,064
TOTAL FRANCE				166,471,761
GERMANY — (2.8%)
BASF SE
	3.750%, 06/29/32	EUR	4,200	4,882,844
Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		877	854,822
Ω	4.625%, 06/25/38		5,000	4,416,975
Ω	3.600%, 07/15/42		3,000	2,156,044
Ω	4.400%, 07/15/44		3,000	2,321,345
BMW International Investment BV
	3.500%, 11/17/32	EUR	2,000	2,265,075
	3.500%, 01/22/33	EUR	600	676,961

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	$601,013
Deutsche Bahn AG
	1.625%, 08/16/33	EUR	2,600	2,659,978
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	117,021
	3.875%, 09/28/33	EUR	5,200	6,070,112
E.ON SE
	4.000%, 01/16/40	EUR	3,000	3,342,552
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	7,120,574
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	190,990
Land Berlin
	0.125%, 06/04/35	EUR	9,100	7,900,652
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	157,251
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	16,700	18,805,942
	3.625%, 05/27/36	EUR	4,700	5,339,099
	3.375%, 02/22/37	EUR	9,600	10,558,316
Ω	2.875%, 03/11/41		1,000	730,111
Volkswagen International Finance NV
	4.125%, 09/02/35	EUR	2,000	2,231,345
Vonovia SE
	4.250%, 04/10/34	EUR	2,000	2,302,814
	4.000%, 11/12/36	EUR	1,800	1,995,325
ZF North America Capital, Inc.
Ω	7.125%, 04/14/30		3,908	3,933,277
TOTAL GERMANY				91,630,438
HONG KONG — (0.5%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		18,800	17,434,025
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,494,035
	3.850%, 10/29/41		1,000	778,728
TOTAL IRELAND				4,272,763
ITALY — (1.0%)
Enel Finance International NV
Ω	6.000%, 10/07/39		2,800	2,785,607
			Face Amount^	Value†
			(000)

ITALY — (Continued)
Intesa Sanpaolo SpA
	1.350%, 02/24/31	EUR	300	$314,023
	5.625%, 03/08/33	EUR	500	633,911
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	5,011,889
	4.000%, 02/01/37	EUR	6,000	6,943,392
Snam SpA
	0.625%, 06/30/31	EUR	4,500	4,505,408
Telecom Italia Capital SA
	7.200%, 07/18/36		4,000	4,313,920
	7.721%, 06/04/38		1,000	1,118,634
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	7,709,897
TOTAL ITALY				33,336,681
JAPAN — (4.6%)
Japan Government Ten Year Bonds
	1.400%, 03/20/35	JPY	1,000,000	5,698,501
Japan Government Thirty Year Bonds
	2.500%, 06/20/36	JPY	3,200,000	19,616,731
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	500,000	2,932,529
	1.400%, 09/20/34	JPY	860,000	4,952,547
	1.200%, 09/20/35	JPY	3,550,000	19,646,658
	1.000%, 12/20/35	JPY	1,100,000	5,935,250
	0.400%, 03/20/36	JPY	4,630,000	23,341,917
	0.600%, 09/20/37	JPY	2,200,000	10,750,486
	0.600%, 12/20/37	JPY	2,915,000	14,126,038
	0.500%, 06/20/38	JPY	500,000	2,347,569
	0.500%, 12/20/41	JPY	2,268,000	9,310,482
JT International Financial Services BV
	3.625%, 04/11/34	EUR	6,130	6,858,957
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		600	552,426
	3.556%, 06/15/32	EUR	4,069	4,641,227
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	965,761
	2.096%, 04/08/32	EUR	2,850	3,006,887
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,839,764
#Ω	8.125%, 07/17/35		2,000	2,110,318
NTT Finance Corp.
	3.619%, 03/04/35	EUR	1,080	1,198,450
ORIX Corp.
	3.447%, 10/22/31	EUR	7,550	8,566,819
Sumitomo Mitsui Financial Group, Inc.
	2.750%, 01/15/30		390	361,950
TOTAL JAPAN				152,761,267

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

LUXEMBOURG — (0.3%)
Eurofins Scientific SE
	3.875%, 02/05/33	EUR	1,520	$1,728,245
JAB Holdings BV
	4.375%, 05/19/35	EUR	400	466,752
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,969,562
	1.625%, 06/17/32	EUR	1,000	1,020,363
TOTAL LUXEMBOURG				8,184,922
NETHERLANDS — (1.3%)
BNG Bank NV
	0.010%, 10/05/32	EUR	3,763	3,560,185
	0.125%, 04/19/33	EUR	3,500	3,275,046
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 4.555%, 10/05/26		1,340	1,341,629
(r)	SOFR + 0.600%, FRN, 4.263%, 01/21/28		500	501,451
(r)	SOFR + 0.890%, FRN, 4.552%, 10/17/29		7,100	7,161,640
(r)	SOFR + 0.700%, FRN, 4.358%, 01/14/31		875	878,019
#	5.119%, 06/09/36		3,410	3,323,793
	5.250%, 05/24/41		255	244,628
CTP NV
	4.250%, 03/10/35	EUR	2,900	3,268,190
Enexis Holding NV
	0.625%, 06/17/32	EUR	1,780	1,734,327
	3.250%, 04/09/33	EUR	12,976	14,577,358
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,754,265
TOTAL NETHERLANDS				41,620,531
NEW ZEALAND — (2.6%)
New Zealand Government Bonds
	2.000%, 05/15/32	NZD	39,700	20,647,333
	3.500%, 04/14/33	NZD	33,300	18,601,052
	4.250%, 05/15/34	NZD	42,800	24,800,896
	2.750%, 04/15/37	NZD	27,300	13,374,459
New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	12,000	6,599,963
	4.750%, 05/15/34	NZD	2,400	1,418,577
TOTAL NEW ZEALAND				85,442,280
NORWAY — (0.5%)
Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,026,818
Ω	5.125%, 10/01/34		2,966	2,856,325
		Face Amount^	Value†
		(000)

NORWAY — (Continued)
Equinor ASA
1.375%, 05/22/32	EUR	9,200	$9,403,644
1.625%, 11/09/36	EUR	4,500	4,157,328
TOTAL NORWAY			17,444,115
SPAIN — (0.7%)
Banco Santander SA
3.500%, 02/17/35	EUR	2,500	2,790,492
Iberdrola Finanzas SA
5.250%, 10/31/36	GBP	1,700	2,179,435
Naturgy Finance Iberia SA
3.625%, 10/02/34	EUR	4,600	5,161,343
Telefonica Emisiones SA
3.941%, 06/25/35	EUR	400	445,961
4.055%, 01/24/36	EUR	8,100	9,058,465
7.045%, 06/20/36		4,530	4,878,842
TOTAL SPAIN			24,514,538
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
European Bank for Reconstruction & Development
(r) SOFR + 0.330%, FRN, 3.961%, 02/20/28		1,200	1,203,000
(r) SOFR + 0.300%, FRN, 3.931%, 02/16/29		2,100	2,104,176
European Financial Stability Facility
0.125%, 03/18/30	EUR	57	59,192
1.250%, 05/24/33	EUR	5,700	5,765,575
European Union
2.750%, 12/13/32	EUR	5,300	5,939,532
Inter-American Development Bank
(r) SOFR + 0.370%, FRN, 4.036%, 08/01/29		3,432	3,444,251
(r) SOFR + 0.390%, FRN, 4.038%, 03/13/30		11,100	11,145,243
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			29,660,969
SWEDEN — (0.5%)
Investor AB
0.375%, 10/29/35	EUR	1,000	845,270
5.500%, 05/05/37	GBP	4,650	6,181,114
Skandinaviska Enskilda Banken AB
3.375%, 02/10/33	EUR	1,200	1,348,383

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Swedbank AB, SOFR + 1.030%, FRN
(r)Ω	4.666%, 11/20/29		6,000	$6,070,654
Volvo Treasury AB
	3.250%, 02/11/33	EUR	1,200	1,340,263
TOTAL SWEDEN				15,785,684
SWITZERLAND — (0.5%)
Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	3,500	3,905,469
UBS Group AG
	0.875%, 11/03/31	EUR	12,900	12,907,741
TOTAL SWITZERLAND				16,813,210
UNITED KINGDOM — (1.7%)
Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		400	402,477
Ω	5.950%, 10/15/33		5,000	5,090,001
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	8,762,018
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	2,070,442
Diageo Finance PLC
	3.375%, 08/30/35	EUR	370	408,582
Eastern Power Networks PLC
	2.125%, 11/25/33	GBP	1,940	2,073,169
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	940	1,267,464
Harbour Energy PLC
Ω	6.327%, 04/01/35		3,300	3,324,444
HSBC Holdings PLC
	4.950%, 03/31/30		1,600	1,602,603
Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	10,200	11,387,945
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,640,653
	4.275%, 01/16/35	EUR	500	582,799
Segro PLC
	3.500%, 09/24/32	EUR	1,900	2,144,759
	5.750%, 06/20/35	GBP	650	880,259
Severn Trent Utilities Finance PLC
	3.875%, 08/04/37	EUR	450	495,136
Standard Chartered PLC
	4.375%, 01/18/38	GBP	1,650	1,910,020
U.K. Gilts
	1.000%, 01/31/32	GBP	2,500	2,777,195
	0.625%, 07/31/35	GBP	1,300	1,201,740
	4.250%, 03/07/36	GBP	3,000	3,795,061
TOTAL UNITED KINGDOM				54,816,769
			Face Amount^	Value†
			(000)

UNITED STATES — (42.1%)
7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,400	$3,579,671
Abbott Laboratories
	4.750%, 04/15/43		500	441,803
Accenture Capital, Inc.
	4.500%, 10/04/34		4,500	4,227,137
Advance Auto Parts, Inc.
	3.900%, 04/15/30		700	654,726
	3.500%, 03/15/32		2,600	2,275,896
Aetna, Inc.
	6.750%, 12/15/37		700	746,835
Affiliated Managers Group, Inc.
	5.500%, 02/15/36		250	242,563
Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,371,199
Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,580,098
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.151%, 11/15/28		3,200	3,215,663
	3.000%, 05/06/33	EUR	22,789	25,254,757
	4.000%, 05/15/33	CAD	4,000	2,842,501
	2.822%, 05/16/33	JPY	1,550,000	9,628,489
	3.125%, 11/06/34	EUR	1,100	1,206,234
#	4.500%, 05/15/35		1,337	1,273,158
	4.700%, 11/15/35		2,000	1,904,263
#	4.800%, 02/15/36		2,830	2,715,331
	4.350%, 05/15/36	CAD	5,000	3,531,762
#	1.900%, 08/15/40		250	160,309
	5.350%, 11/15/45		12,000	10,964,842
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,637,173
	5.800%, 02/14/39		3,000	2,961,423
	3.400%, 02/04/41		2,000	1,482,674
	4.500%, 05/02/43		1,000	811,728
Amazon.com, Inc.
	4.550%, 03/13/33		1,885	1,821,149
	4.350%, 03/20/33		2,862	2,732,896
	5.100%, 07/09/33		1,652	1,636,650
	4.800%, 12/05/34		2,529	2,463,245
	3.700%, 03/16/35	EUR	5,000	5,642,641
	4.875%, 03/13/36		6,490	6,211,290
	2.875%, 05/12/41		6,000	4,232,584
American Assets Trust LP
	6.150%, 10/01/34		11,000	10,925,292
American Honda Finance Corp.
	3.950%, 03/19/32	EUR	2,800	3,218,969
American National Group, Inc.
#Ω	6.144%, 06/13/32		5,000	5,102,071
American Tower Corp.
	1.000%, 01/15/32	EUR	3,247	3,238,679
	4.050%, 03/15/32		1,325	1,252,608

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
APA Corp.
	6.000%, 01/15/37		500	$498,845
	5.100%, 09/01/40		4,000	3,601,145
#	4.750%, 04/15/43		4,828	3,811,775
Apache Corp.
#	6.000%, 01/15/37		3,584	3,532,207
#	5.100%, 09/01/40		2,000	1,765,774
Apple, Inc.
	3.000%, 06/20/27		64	63,354
	2.375%, 02/08/41		5,000	3,425,795
	Arizona Public Service Co.
	5.050%, 09/01/41		700	636,460
	Ascension Health
	4.923%, 11/15/35		700	677,694
	Ashland, Inc.
#Ω	3.375%, 09/01/31		12,070	10,982,618
	Assurant, Inc.
	2.650%, 01/15/32		4,450	3,867,476
AT&T, Inc.
	3.550%, 12/17/32	EUR	1,500	1,690,078
	4.850%, 03/01/39		1,700	1,516,038
	4.300%, 12/15/42		3,500	2,733,128
Automatic Data Processing, Inc.
#	4.450%, 09/09/34		445	426,541
	5.000%, 05/07/36		20,850	20,315,415
AutoNation, Inc.
	2.400%, 08/01/31		6,800	5,937,290
	3.850%, 03/01/32		6,800	6,296,102
	Avnet, Inc.
	3.000%, 05/15/31		555	498,982
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		1,000	932,483
	Ball Corp.
	2.875%, 08/15/30		5,865	5,303,670
	Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.295%, 01/22/30		7,000	6,998,540
Bath & Body Works, Inc.
#	6.875%, 11/01/35		3,500	3,538,934
	6.750%, 07/01/36		2,000	1,977,899
	Belo Corp.
	7.250%, 09/15/27		1,000	1,019,250
	Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		300	309,613
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	88,288
	2.000%, 03/18/34	EUR	6,500	6,639,731
	2.375%, 06/19/39	GBP	15,000	13,679,402
	4.300%, 05/15/43		1,800	1,522,153
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	1,020,000	6,049,517
	0.437%, 04/15/31	JPY	2,050,000	11,592,864
	0.472%, 01/23/32	JPY	1,100,000	6,073,091
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Black Hills Corp.
4.350%, 05/01/33		2,250	$2,103,761
Blackrock, Inc.
4.750%, 05/25/33		3,000	2,948,050
5.000%, 03/14/34		2,130	2,111,764
3.750%, 07/18/35	EUR	7,000	8,002,021
Block, Inc.
3.500%, 06/01/31		9,932	9,055,326
Blue Owl Finance LLC
6.250%, 04/18/34		3,200	3,098,782
Booking Holdings, Inc.
4.750%, 11/15/34	EUR	5,000	6,004,445
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,624,533
Boston Properties LP
2.450%, 10/01/33		3,000	2,438,002
BP Capital Markets PLC
2.822%, 04/07/32	EUR	2,200	2,423,973
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	754,359
Broadcom, Inc.
3.500%, 02/15/41		14,600	11,009,852
Broadstone Net Lease LLC
2.600%, 09/15/31		7,285	6,406,368
Brunswick Corp.
2.400%, 08/18/31		1,575	1,364,358
4.400%, 09/15/32		10,000	9,414,353
Buckeye Partners LP
3.950%, 12/01/26		87	86,565
5.850%, 11/15/43		5,000	4,439,121
5.600%, 10/15/44		9,000	7,792,308
Carrier Global Corp.
3.625%, 01/15/37	EUR	3,000	3,273,567
CBRE Services, Inc.
5.950%, 08/15/34		1,713	1,752,683
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	2,160,160
CenterPoint Energy Resources Corp.
5.850%, 01/15/41		1,980	1,979,478
CF Industries, Inc.
4.950%, 06/01/43		2,500	2,186,325
5.375%, 03/15/44		2,000	1,829,936
Chevron USA, Inc.
(r) SOFR + 0.470%, FRN, 4.112%, 02/26/28		1,900	1,904,277
(r) SOFR + 0.570%, FRN, 4.200%, 08/13/28		7,224	7,262,307
(r) SOFR + 0.820%, FRN, 4.481%, 10/15/30		8,000	8,062,209
# 4.980%, 04/15/35		2,100	2,077,535
5.250%, 11/15/43		300	285,702

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Cigna Group
	3.200%, 03/15/40		2,000	$1,513,768
Cisco Systems, Inc.
	5.050%, 02/26/34		617	611,355
Citibank NA
	5.570%, 04/30/34		16,000	16,259,390
Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	7,000	6,870,445
	3.250%, 11/10/35	EUR	1,500	1,655,231
Comcast Corp.
	0.750%, 02/20/32	EUR	700	683,544
	1.875%, 02/20/36	GBP	1,650	1,557,813
	4.600%, 10/15/38		1,944	1,691,824
Conagra Brands, Inc.
	5.300%, 11/01/38		11,500	10,617,943
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		200	219,981
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,532,270
Continental Resources, Inc.
Ω	5.750%, 01/15/31		600	608,324
Ω	2.875%, 04/01/32		3,000	2,620,792
COPT Defense Properties LP
	2.900%, 12/01/33		2,875	2,417,452
Cornell University
	4.733%, 06/15/35		1,085	1,046,689
Cox Communications, Inc.
Ω	4.800%, 02/01/35		8,000	6,963,968
Ω	8.375%, 03/01/39		2,225	2,407,129
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,114,796
CVS Health Corp.
	6.125%, 09/15/39		7,249	7,367,826
	4.125%, 04/01/40		2,425	2,011,112
	6.000%, 06/01/44		1,000	965,175
Dell, Inc.
	6.500%, 04/15/38		3,500	3,654,023
Dentsply Sirona, Inc.
#	3.250%, 06/01/30		5,000	4,623,866
Devon Energy Corp.
	5.600%, 07/15/41		1,197	1,148,570
	5.000%, 06/15/45		5,000	4,309,813
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		5,200	4,702,003
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	1,081,132
	3.875%, 03/15/35	EUR	11,900	13,128,125
Digital Euro Finco LLC
	4.250%, 11/20/37	EUR	3,500	3,861,895
Dominion Energy, Inc.
	4.900%, 08/01/41		500	444,731
Dow Chemical Co.
	5.250%, 11/15/41		5,000	4,432,939
	4.375%, 11/15/42		5,000	3,949,818
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	$1,897,921
4.250%, 10/01/34		1,055	946,705
DPL LLC
4.350%, 04/15/29		5,029	4,898,060
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	5,657,120
3.300%, 06/15/41		1,250	920,581
Eastman Chemical Co.
4.650%, 10/15/44		5,000	4,133,226
Eli Lilly & Co.
(r) SOFR + 0.530%, FRN, 4.191%, 10/15/28		2,300	2,306,466
4.700%, 02/09/34		3,318	3,246,354
4.600%, 08/14/34		1,207	1,168,346
4.900%, 10/15/35		2,800	2,740,319
Enbridge Energy Partners LP
5.500%, 09/15/40		234	223,576
Energy Transfer LP
5.800%, 06/15/38		369	367,358
6.500%, 02/01/42		8,000	8,196,242
EPR Properties
3.600%, 11/15/31		6,000	5,452,363
EQT Corp.
4.750%, 01/15/31		2,500	2,457,860
Exxon Mobil Corp.
0.835%, 06/26/32	EUR	46,840	46,289,235
1.408%, 06/26/39	EUR	8,000	6,616,291
2.995%, 08/16/39		700	541,123
F&G Annuities & Life, Inc.
# 6.250%, 10/04/34		9,600	9,289,834
FedEx Corp.
0.950%, 05/04/33	EUR	3,900	3,635,229
Fidelity National Financial, Inc.
2.450%, 03/15/31		2,350	2,068,194
Fidelity National Information Services, Inc.
2.950%, 05/21/39	EUR	1,000	964,808
3.100%, 03/01/41		39	27,455
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	10,891,386
3.000%, 07/01/31	GBP	2,000	2,394,194
Flex Ltd.
4.875%, 06/15/29		49	48,835
4.875%, 05/12/30		5,950	5,866,268
Flowserve Corp.
2.800%, 01/15/32		13,636	11,942,606
FMC Corp.
# 5.650%, 05/18/33		1,500	1,339,944
Ford Motor Co.
3.250%, 02/12/32		1,000	874,415
4.750%, 01/15/43		3,500	2,688,512
Ford Motor Credit Co. LLC
5.113%, 05/03/29		301	297,923

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.000%, 11/13/30		613	$572,222
	3.625%, 06/17/31		1,000	907,476
	6.500%, 02/07/35		7,000	7,080,181
	Fox Corp.
	5.476%, 01/25/39		14,014	13,306,251
	Freeport-McMoRan, Inc.
	5.450%, 03/15/43		4,000	3,718,956
	GE Capital U.K. Funding Unlimited Co.
	5.875%, 01/18/33	GBP	2,240	3,090,044
	General Mills, Inc.
	3.850%, 04/23/34	EUR	2,700	3,063,977
General Motors Co.
	5.150%, 04/01/38		3,000	2,794,990
	6.250%, 10/02/43		3,000	2,921,087
	5.200%, 04/01/45		1,000	854,179
	General Motors Financial Co., Inc.
	2.700%, 06/10/31		900	802,575
	Global Payments, Inc.
	2.900%, 05/15/30		1,900	1,735,497
	GLP Capital LP/GLP Financing II, Inc.
	3.250%, 01/15/32		500	442,241
	Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	5,879	5,763,375
	Graphic Packaging International LLC
#Ω	3.750%, 02/01/30		4,540	4,231,932
	HA Sustainable Infrastructure Capital, Inc.
	6.000%, 03/15/36		2,700	2,608,999
	Haleon U.K. Capital PLC
	4.625%, 09/18/33	GBP	940	1,213,623
	Hartford Insurance Group, Inc.
	5.950%, 10/15/36		1,000	1,027,207
Hasbro, Inc.
#	6.350%, 03/15/40		1,350	1,387,028
	5.100%, 05/15/44		1,000	849,436
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		9,400	8,721,467
HCA, Inc.
	7.500%, 11/06/33		273	303,403
	4.375%, 03/15/42		2,600	2,136,888
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,391,899
	Helmerich & Payne, Inc.
	5.500%, 12/01/34		5,000	4,841,916
	HNI Corp.
Ω	5.125%, 01/18/29		542	532,872
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Howmet Aerospace, Inc.
5.950%, 02/01/37		500	$518,744
HP, Inc.
# 5.500%, 01/15/33		2,000	2,014,891
# 6.000%, 09/15/41		10,400	10,250,898
Huntsman International LLC
4.500%, 05/01/29		4,750	4,571,724
# 5.700%, 10/15/34		7,000	6,562,195
Intel Corp.
4.600%, 03/25/40		1,200	1,037,950
2.800%, 08/12/41		1,657	1,110,916
5.625%, 02/10/43		11,900	10,986,611
International Business Machines Corp.
0.650%, 02/11/32	EUR	5,000	4,896,853
3.450%, 02/03/34	EUR	960	1,065,832
3.750%, 02/06/35	EUR	5,000	5,624,596
4.150%, 05/15/39		1,000	831,634
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	855,545
2.700%, 01/15/34		2,100	1,737,425
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	1,484,150
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	763,142
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	57,066
2.625%, 10/15/31		1,200	1,039,574
2.750%, 10/15/32		3,200	2,714,592
Johnson & Johnson
2.950%, 03/03/27		100	99,347
3.050%, 02/26/33	EUR	2,300	2,587,005
2.100%, 09/01/40		250	169,671
JPMorgan Chase & Co.
5.600%, 07/15/41		2,700	2,663,361
Juniper Networks, Inc.
2.000%, 12/10/30		750	654,770
KB Home
4.000%, 06/15/31		2,315	2,138,357
Kemper Corp.
2.400%, 09/30/30		4,800	4,178,937
3.800%, 02/23/32		3,500	3,120,897
Kilroy Realty LP
2.500%, 11/15/32		10,500	8,617,009
2.650%, 11/15/33		2,000	1,594,823
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		4,500	4,916,355
5.000%, 08/15/42		1,000	877,311
5.000%, 03/01/43		6,900	6,049,408
Kroger Co.
6.900%, 04/15/38		1,500	1,647,282
Kyndryl Holdings, Inc.
4.100%, 10/15/41		15,500	10,814,152

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Las Vegas Sands Corp.
	6.200%, 08/15/34		4,500	$4,544,073
Liberty Mutual Group, Inc.
	4.625%, 12/02/30	EUR	2,000	2,393,340
Ω	3.875%, 09/26/35	EUR	1,000	1,118,535
Lincoln National Corp.
	6.300%, 10/09/37		3,550	3,649,589
	7.000%, 06/15/40		800	854,582
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,753,220
Macy's Retail Holdings LLC
	4.500%, 12/15/34		4,000	3,594,166
	6.375%, 03/15/37		1,000	930,151
Marriott International, Inc.
	4.000%, 04/15/28		5,901	5,841,930
	5.500%, 04/15/37		2,000	1,966,107
Mastercard, Inc.
	4.550%, 01/15/35		6,000	5,747,254
	5.000%, 06/08/36		16,830	16,413,271
Merck & Co., Inc.
	4.950%, 09/15/35		4,650	4,535,896
	4.750%, 12/04/35		1,370	1,315,543
	5.200%, 05/22/36		10,260	10,185,077
	3.900%, 03/07/39		500	427,073
	2.350%, 06/24/40		1,750	1,209,383
	4.150%, 05/18/43		8,000	6,528,120
	4.900%, 05/17/44		500	442,006
	3.700%, 02/10/45		1,000	750,685
Mercury General Corp.
	6.250%, 06/15/36		4,000	3,980,062
Meta Platforms, Inc.
	4.950%, 05/15/33		3,770	3,682,709
MetLife, Inc.
	5.875%, 02/06/41		500	502,401
MGM Resorts International
	4.625%, 09/01/26		2,693	2,691,879
Micron Technology, Inc.
	3.366%, 11/01/41		1,500	1,113,228
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	462,356
#Ω	3.875%, 05/15/32		7,850	7,019,705
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,025,577
Morgan Stanley
	6.375%, 07/24/42		177	184,575
MPLX LP
	4.500%, 04/15/38		3,500	3,098,777
Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	944,424
Nestle Capital Corp.
Ω	4.875%, 03/12/34		1,200	1,184,548
	4.750%, 03/22/36	GBP	25,700	32,484,865
Nestle Finance International Ltd.
	1.500%, 03/29/35	EUR	2,500	2,421,802
	3.750%, 11/14/35	EUR	4,280	4,947,937
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	5.125%, 12/07/38	GBP	631	$799,377
	NewMarket Corp.
	2.700%, 03/18/31		255	229,116
	NIKE, Inc.
	3.250%, 03/27/40		5,277	4,081,980
	Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	742,789
Nordstrom, Inc.
	4.000%, 03/15/27		500	492,409
#	4.375%, 04/01/30		2,300	2,198,181
	4.250%, 08/01/31		3,300	3,069,920
	5.000%, 01/15/44		4,250	3,059,979
Novartis Capital Corp.
(r)	SOFR + 0.520%, FRN, 4.148%, 11/05/28		1,800	1,805,400
	4.900%, 03/18/36		14,691	14,275,745
	3.700%, 09/21/42		200	158,255
	Nucor Corp.
	3.125%, 04/01/32		2,300	2,093,413
	NuStar Logistics LP
	5.625%, 04/28/27		432	433,287
NVIDIA Corp.
	4.750%, 06/15/33		6,100	5,914,208
#	4.950%, 06/15/36		9,800	9,376,824
	3.500%, 04/01/40		500	397,903
	ONEOK Partners LP
	6.200%, 09/15/43		4,400	4,351,385
Oracle Corp.
	3.800%, 11/15/37		2,000	1,507,304
	6.125%, 07/08/39		1,400	1,277,654
	3.600%, 04/01/40		3,000	2,075,445
	5.375%, 07/15/40		1,100	918,201
	3.650%, 03/25/41		9,000	6,104,826
	Owens Corning
#	3.500%, 02/15/30		5,200	4,953,016
Paramount Global
	7.875%, 07/30/30		1,513	1,577,402
	4.950%, 01/15/31		500	458,201
#	4.200%, 05/19/32		3,000	2,550,930
	5.500%, 05/15/33		400	349,093
#	6.875%, 04/30/36		2,000	1,828,072
	4.850%, 07/01/42		2,000	1,288,087
	5.850%, 09/01/43		3,000	2,126,678
	Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	1,100	1,106,220
Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,842,684
	2.750%, 04/01/32		4,600	3,914,307
	5.625%, 01/15/33		1,000	982,713
Plains All American Pipeline LP/PAA Finance Corp.
	6.700%, 05/15/36		800	854,189

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	6.650%, 01/15/37		1,700	$1,807,720
	4.300%, 01/31/43		534	423,975
PPG Industries, Inc.
	3.250%, 03/04/32	EUR	2,311	2,586,020
Precision Castparts Corp.
	4.200%, 06/15/35		210	194,970
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,482,802
	0.500%, 02/16/32	EUR	11,500	11,119,852
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	643,448
Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	9,279,980
PulteGroup, Inc.
	6.000%, 02/15/35		800	823,385
Rayonier LP
	2.750%, 05/17/31		3,185	2,842,196
Realty Income Corp.
	1.750%, 07/13/33	GBP	1,000	1,051,037
	3.875%, 06/20/35	EUR	7,600	8,492,438
Roche Holdings, Inc.
Ω	5.593%, 11/13/33		2,800	2,883,733
Ω	4.985%, 03/08/34		1,300	1,289,821
Ω	4.666%, 12/02/35		1,500	1,438,004
Rockies Express Pipeline LLC
Ω	7.500%, 07/15/38		1,000	1,051,243
Ω	6.875%, 04/15/40		2,000	2,011,374
Royalty Pharma PLC
	3.300%, 09/02/40		2,900	2,185,962
RTX Corp.
	4.450%, 11/16/38		1,000	902,921
	4.500%, 06/01/42		3,000	2,585,554
Sabra Health Care LP
	3.900%, 10/15/29		6,730	6,488,895
	3.200%, 12/01/31		2,758	2,476,696
Seagate Data Storage Technology Pte. Ltd.
	4.091%, 06/01/29		900	873,585
	4.125%, 01/15/31		9,500	8,989,375
	5.750%, 12/01/34		2,800	2,765,560
Sealed Air Corp.
Ω	6.875%, 07/15/33		8,692	8,500,992
Selective Insurance Group, Inc.
	5.900%, 04/15/35		2,500	2,542,945
Sempra
	3.800%, 02/01/38		1,253	1,038,321
	6.000%, 10/15/39		2,000	2,011,138
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,821,561
Shell Finance U.S., Inc.
	5.500%, 03/25/40		5,800	5,723,769
	4.550%, 08/12/43		2,000	1,698,681
	4.375%, 05/11/45		2,375	1,937,627
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Shell International Finance BV
	1.875%, 04/07/32	EUR	6,800	$7,181,266
	1.250%, 11/11/32	EUR	8,560	8,599,265
	3.625%, 08/21/42		12,200	9,357,702
	4.375%, 05/11/45		500	408,409
Spectra Energy Partners LP
	4.500%, 03/15/45		1,000	809,271
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.101%, 11/25/26		4,000	4,002,520
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	675,617
#Ω	6.450%, 03/18/35		7,000	6,815,281
Tanger Properties LP
	2.750%, 09/01/31		1,000	892,603
Tapestry, Inc.
	3.050%, 03/15/32		1,300	1,165,797
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		4,500	4,539,744
Ω	5.125%, 08/01/30		650	648,366
TC PipeLines LP
	3.900%, 05/25/27		2,000	1,991,820
TD SYNNEX Corp.
	5.300%, 10/10/35		4,100	3,922,163
Texas Instruments, Inc.
	5.100%, 05/23/35		10,800	10,627,219
Timken Co.
	4.125%, 04/01/32		600	565,938
T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,659,089
UnitedHealth Group, Inc.
	5.800%, 03/15/36		480	495,003
	3.500%, 08/15/39		5,300	4,244,196
	2.750%, 05/15/40		1,000	718,006
	5.700%, 10/15/40		500	499,096
Unum Group
	5.750%, 08/15/42		125	120,135
Verizon Communications, Inc.
	3.250%, 10/29/32	EUR	1,000	1,111,022
	4.750%, 02/17/34	GBP	7,500	9,427,921
	4.812%, 03/15/39		4,000	3,594,339
	3.400%, 03/22/41		3,500	2,595,602
VF Corp.
	2.950%, 04/23/30		2,166	1,945,950
Viatris, Inc.
	3.850%, 06/22/40		16,500	12,620,528
Virginia Electric & Power Co.
	6.350%, 11/30/37		1,000	1,047,334
Visa, Inc.
	3.125%, 05/15/33	EUR	26,900	30,170,846
	3.500%, 05/15/37	EUR	2,000	2,230,489
	2.700%, 04/15/40		500	368,120

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Vontier Corp.
	2.950%, 04/01/31		6,584	$5,944,853
	Vornado Realty LP
	3.400%, 06/01/31		3,100	2,820,387
Walmart, Inc.
	5.250%, 09/28/35	GBP	12,350	16,439,667
	4.875%, 07/08/40		4,244	4,007,857
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.720%, 12/11/26		4,000	4,009,080
	Welltower OP LLC
	4.500%, 12/01/34	GBP	5,900	7,330,244
	Western Midstream Operating LP
	5.450%, 04/01/44		2,000	1,763,441
	Westlake Corp.
	2.875%, 08/15/41		2,500	1,673,556
	Williams Cos., Inc.
	5.400%, 03/04/44		200	182,166
	WRKCo, Inc.
	4.200%, 06/01/32		1,050	999,154
	XPLR Infrastructure Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,645,940
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,790,657
	3.625%, 03/15/31		2,470	2,279,359
	TOTAL UNITED STATES			1,393,100,453
	TOTAL BONDS			2,795,266,060
U.S. TREASURY OBLIGATIONS — (4.2%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.190%, FRN, 4.042%, 10/31/27		20,000	20,039,276
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.099%, FRN, 3.951%, 01/31/28	18,000	$18,019,292
	3.875%, 03/31/28	12,000	11,926,406
	3.750%, 04/30/28	15,000	14,872,266
(r)	3M USTMMR + 0.103%, FRN, 3.955%, 04/30/28	15,000	15,016,360
	4.000%, 05/31/28	19,000	18,910,937
	4.125%, 06/30/28	18,000	17,952,891
	3.875%, 07/31/30	5,000	4,905,469
U.S.Treasury Notes
(r)	3M USTMMR + 0.159%, FRN, 4.011%, 07/31/27	16,000	16,021,993
TOTAL U.S. TREASURY OBLIGATIONS			137,664,890
TOTAL INVESTMENT SECURITIES (Cost $3,321,772,995)			3,212,743,262

		Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	8,265,391	95,605,774
TOTAL INVESTMENTS — (100.0%)
(Cost $3,417,367,939)^^			$3,308,349,036
As of July 31, 2026, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,623,401	CAD	23,032,779	Societe Generale	08/07/26	$191,057
USD	16,698,570	AUD	23,408,171	Australia and New Zealand Bank	08/10/26	229,015
AUD	4,897,153	USD	3,376,584	Citibank, N.A.	08/10/26	68,963
USD	70,281,825	CAD	97,677,273	Societe Generale	08/10/26	586,861
USD	75,416,185	CAD	104,790,170	Citibank, N.A.	08/11/26	642,866
CAD	4,573,699	USD	3,231,826	Citibank, N.A.	08/11/26	31,750
USD	73,248,020	CAD	102,088,403	Royal Bank of Canada	08/14/26	393,224
AUD	8,034,558	USD	5,600,988	Royal Bank of Canada	08/14/26	51,555
USD	19,082,602	AUD	27,067,229	Australia and New Zealand Bank	08/21/26	42,430
AUD	5,031,022	USD	3,525,581	Australia and New Zealand Bank	08/21/26	13,441

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	8,823,108	USD	10,046,691	Australia and New Zealand Bank	08/21/26	$134,516
EUR	2,305,288	USD	2,624,961	Bank of America Corp.	08/21/26	35,169
USD	90,626,519	EUR	77,996,338	Citibank, N.A.	08/21/26	624,570
AUD	541,990	USD	379,812	Citibank, N.A.	08/21/26	1,445
EUR	2,076,685	USD	2,378,241	Australia and New Zealand Bank	08/24/26	18,384
EUR	4,326,545	USD	4,954,987	Citibank, N.A.	08/24/26	38,118
NZD	1,730,080	USD	1,007,907	Citibank, N.A.	08/24/26	11,837
EUR	4,326,545	USD	4,954,664	Societe Generale	08/24/26	38,442
NZD	1,502,643	USD	870,798	Citibank, N.A.	08/25/26	14,917
GBP	933,830	USD	1,244,598	Citibank, N.A.	08/26/26	13,945
EUR	5,851,573	USD	6,663,364	Citibank, N.A.	08/28/26	90,794
EUR	8,989,586	USD	10,310,165	HSBC Bank	08/28/26	66,033
EUR	2,047,484	USD	2,330,765	State Street Bank and Trust	08/28/26	32,537
EUR	9,126,497	USD	10,451,084	Australia and New Zealand Bank	08/31/26	84,400
EUR	1,245,640	USD	1,437,053	Citibank, N.A.	09/09/26	1,405
EUR	7,600,347	USD	8,768,424	HSBC Bank	09/09/26	8,414
EUR	3,295,454	USD	3,762,799	HSBC Bank	09/11/26	43,071
JPY	849,415,929	USD	5,219,390	Australia and New Zealand Bank	10/08/26	146,827
Total Appreciation						$3,655,986
USD	11,087,858	NZD	19,326,493	Citibank, N.A.	08/13/26	$(299,652)
USD	15,930,855	AUD	22,794,438	Australia and New Zealand Bank	08/14/26	(105,686)
USD	10,845,807	NZD	18,618,740	Citibank, N.A.	08/17/26	(126,051)
USD	13,158,207	NZD	22,953,524	Australia and New Zealand Bank	08/24/26	(371,053)
USD	534,319	NZD	937,396	HSBC Bank	08/24/26	(18,201)
USD	94,699,217	EUR	82,874,827	Societe Generale	08/24/26	(943,550)
USD	13,596,874	NZD	23,216,696	Bank of New York Mellon	08/25/26	(87,931)
USD	23,706,425	GBP	17,759,122	Australia and New Zealand Bank	08/26/26	(227,933)
USD	10,527,274	NZD	18,172,565	Citibank, N.A.	08/26/26	(184,662)
USD	94,503,084	EUR	83,138,983	Australia and New Zealand Bank	08/28/26	(1,459,795)
USD	1,335,531	NZD	2,346,377	Citibank, N.A.	08/28/26	(47,642)
USD	11,451,908	NZD	20,269,176	HSBC Bank	08/28/26	(496,634)
USD	91,699,346	EUR	80,202,116	Australia and New Zealand Bank	08/31/26	(884,708)
USD	5,846,610	GBP	4,353,782	State Street Bank and Trust	09/02/26	(21,050)
USD	46,850,790	EUR	40,946,594	Citibank, N.A.	09/04/26	(424,830)
USD	33,548,970	EUR	29,307,795	Societe Generale	09/08/26	(294,179)
USD	22,357,828	GBP	16,762,872	Societe Generale	09/08/26	(233,759)
USD	94,471,796	EUR	82,635,536	Australia and New Zealand Bank	09/09/26	(955,256)
USD	95,984,673	EUR	83,809,646	Citibank, N.A.	09/11/26	(805,831)
USD	92,657,190	EUR	80,872,992	Royal Bank of Canada	09/14/26	(752,815)
USD	13,114,539	NZD	22,575,115	Royal Bank of Canada	09/14/26	(199,832)
USD	13,199,580	EUR	11,556,922	Citibank, N.A.	09/15/26	(149,431)
USD	36,406,284	GBP	27,171,602	State Street Bank and Trust	09/15/26	(213,410)
USD	89,533,098	EUR	78,223,573	Citibank, N.A.	09/16/26	(823,865)
USD	16,360,875	AUD	23,593,888	Australia and New Zealand Bank	09/23/26	(226,586)
USD	90,562,572	EUR	79,531,120	Australia and New Zealand Bank	09/24/26	(1,333,612)
USD	40,594,429	JPY	6,515,657,089	State Street Bank and Trust	09/24/26	(522,037)
USD	76,498,072	CAD	108,264,202	Royal Bank of Canada	10/02/26	(931,551)
USD	29,747,556	JPY	4,793,204,688	Bank of New York Mellon	10/06/26	(528,853)
USD	20,022,806	GBP	15,004,050	State Street Bank and Trust	10/06/26	(198,621)
USD	43,757,125	JPY	7,058,446,483	State Street Bank and Trust	10/08/26	(834,882)
USD	10,665,851	AUD	15,408,255	Australia and New Zealand Bank	10/09/26	(163,994)
USD	15,942,528	GBP	11,907,775	Societe Generale	10/09/26	(106,008)
USD	41,984,977	JPY	6,767,094,077	Societe Generale	10/15/26	(790,361)
USD	19,969,597	CAD	27,921,428	Societe Generale	10/19/26	(15,225)
USD	1,418,223	GBP	1,066,676	HSBC Bank	10/27/26	(19,404)
Total (Depreciation)						$(15,798,890)
Total Appreciation (Depreciation)						$(12,142,904)

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $214,408,827 or 7.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$279,812,312	—	$279,812,312
Bonds
Australia	—	151,421,576	—	151,421,576
Belgium	—	26,769,341	—	26,769,341
Canada	—	445,748,864	—	445,748,864
Denmark	—	14,185,349	—	14,185,349
Finland	—	3,850,524	—	3,850,524
France	—	166,471,761	—	166,471,761
Germany	—	91,630,438	—	91,630,438
Hong Kong	—	17,434,025	—	17,434,025
Ireland	—	4,272,763	—	4,272,763
Italy	—	33,336,681	—	33,336,681
Japan	—	152,761,267	—	152,761,267
Luxembourg	—	8,184,922	—	8,184,922
Netherlands	—	41,620,531	—	41,620,531
New Zealand	—	85,442,280	—	85,442,280
Norway	—	17,444,115	—	17,444,115
Spain	—	24,514,538	—	24,514,538
Supranational Organization Obligations	—	29,660,969	—	29,660,969
Sweden	—	15,785,684	—	15,785,684
Switzerland	—	16,813,210	—	16,813,210
United Kingdom	—	54,816,769	—	54,816,769
United States	—	1,393,100,453	—	1,393,100,453
U.S. Treasury Obligations	—	137,664,890	—	137,664,890
Securities Lending Collateral	—	95,605,774	—	95,605,774
Total Investments in Securities	—	$3,308,349,036	—	$3,308,349,036
Financial Instruments
Assets
Forward Currency Contracts**	—	3,655,986	—	3,655,986
Liabilities
Forward Currency Contracts**	—	(15,798,890)	—	(15,798,890)
Total Financial Instruments	—	$(12,142,904)	—	$(12,142,904)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.4%)
	Allied Tecnologia SA	18,800	$16,986
	Allos SA	46,200	246,897
	Allpark Empreendimentos Participacoes e Servicos SA	5,900	5,110
	Alupar Investimento SA	52,236	336,139
#	Ambev SA (ABEV US), ADR	220,998	687,304
	Ambev SA (ABEV3 BZ)	9,200	29,020
	Anima Holding SA	46,900	20,169
*	Auren Energia SA	20,135	43,614
	Axia Energia SA	75,359	785,233
	Azzas 2154 SA	5,102	16,526
	B3 SA - Brasil Bolsa Balcao	568,053	1,762,716
	Banco Bradesco SA (BBDC3 BZ)	100,783	317,907
	Banco do Brasil SA	182,787	769,853
	Banco Santander Brasil SA	308,220	1,740,184
	BB Seguridade Participacoes SA	97,602	794,425
	Bemobi Mobile Tech SA	13,617	63,933
*	Blau Farmaceutica SA	16,120	27,348
	Boa Safra Sementes SA	10,905	11,853
	BR Advisory Partners Participacoes SA	4,400	12,482
	Bradsaude SA	253,261	795,383
	C&A Modas SA	42,650	79,425
	Caixa Seguridade Participacoes SA	51,588	206,081
	Camil Alimentos SA	17,466	16,160
	Cia Brasileira de Aluminio	25,967	56,758
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	26,195	142,762
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	115,244	629,745
	Cia de Saneamento de Minas Gerais Copasa MG	40,100	507,623
		Shares	Value»
BRAZIL — (Continued)
	Cia De Saneamento do Parana Sanepar (SAPR3 BZ)	21,300	$33,825
	Cia De Sanena Do Parana (SAPR11 BZ)	36,900	263,730
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	26,201
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	346,005
	Cia Paranaense de Energia - Copel CPLE3 BZ	518,501	1,516,895
	Cogna Educacao SA	406,179	182,691
	Construtora Tenda SA	19,458	116,422
	CPFL Energia SA	36,995	336,733
	Cruzeiro do Sul Educacional SA	22,000	19,530
	CSU Digital SA	3,600	10,085
	Cury Construtora e Incorporadora SA	70,816	420,357
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	449,296
Ω	Desktop SA	13,800	50,636
*	Dexco SA	97,893	98,489
*	Diagnosticos da America SA	60,479	31,139
	Dimed SA Distribuidora da Medicamentos	22,448	52,476
	Direcional Engenharia SA	97,988	219,398
	EcoRodovias Infraestrutura e Logistica SA	59,401	81,207
	Embraer SA	112,074	1,921,054
	Empreendimentos Pague Menos SA PGMN3 BZ	64,562	40,501
	Energisa SA	79,589	782,050
	Engie Brasil Energia SA	79,671	468,362
	Equatorial SA	160,897	1,227,085
	Even Construtora e Incorporadora SA	44,580	42,477
	Ez Tec Empreendimentos e Participacoes SA	41,011	89,560

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Fleury SA	72,067	$243,677
	Fras-Le SA	12,652	52,838
	Gerdau SA, Sponsored ADR	55,511	275,335
	Grendene SA	41,217	30,491
	Grupo Mateus SA	96,585	76,786
	Grupo Multi SA	40,300	14,072
	Grupo SBF SA	33,476	62,407
	Guararapes Confeccoes SA	19,565	30,684
*Ω	Hapvida Participacoes e Investimentos SA	70,426	156,714
	Hospital Mater Dei SA	9,133	8,720
	Hypera SA HYPE3 BZ	71,622	300,524
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	16,700	48,263
	Iochpe Maxion SA	22,800	43,674
	Irani Papel e Embalagem SA	33,400	53,436
	IRB-Brasil Resseguros SA	18,102	200,191
	JHSF Participacoes SA	91,696	200,065
	JSL SA	14,248	15,740
	Kepler Weber SA	41,740	52,534
	Klabin SA	300,245	1,080,945
	Lavvi Empreendimentos Imobiliarios SA	12,800	26,059
	Localiza Rent a Car SA	151,992	1,127,688
*	Log-in Logistica Intermodal SA	6,000	33,438
*	Lojas Quero-Quero SA	65,757	16,215
	Lojas Renner SA	209,643	562,450
Ω	LWSA SA	82,971	60,888
	M Dias Branco SA	14,332	48,488
	Magazine Luiza SA	64,431	63,933
	Mahle Metal Leve SA	1,700	10,691
	Marcopolo SA	50,160	48,486
*Ω	Meliuz SA	30,900	27,918
	Melnick Even Desenvolvimento Imobiliario SA	16,200	9,172
	Mills Locacao Servicos e Logistica SA	41,800	129,874
	Motiva Infraestrutura de Mobilidade SA	305,757	890,282
	Moura Dubeux Engenharia SA	12,407	60,479
	Movida Participacoes SA MOVI3 BZ	50,605	78,666
*	MRV Engenharia e Participacoes SA	86,280	80,678
		Shares	Value»
BRAZIL — (Continued)
	Multiplan Empreendimentos Imobiliarios SA	12,106	$67,179
*	Natura Cosmeticos SA	145,248	240,115
*	NU Holdings Ltd., Class A	179,067	2,566,030
	Oceanpact Servicos Maritimos SA	15,900	32,307
	Porto Seguro SA	92,118	994,024
	Positivo Tecnologia SA	30,352	21,256
	Qualicorp Consultoria e Corretora de Seguros SA	72,400	21,852
	Raia Drogasil SA	340,433	1,241,076
Ω	Rede D'Or Sao Luiz SA	51,912	354,737
	Romi SA	17,940	20,774
	Sendas Distribuidora SA (ASAI US), ADR	1,892	15,647
	Sendas Distribuidora SA (ASAI3 BZ)	283,751	475,796
Ω	Ser Educacional SA	18,800	45,024
	Simpar SA SIMH3 BZ	33,456	50,885
	Smartfit Escola de Ginastica e Danca SA	30,137	117,120
	Suzano SA (SUZB3 BZ)	119,799	1,023,780
	SYN prop e tech SA	20,226	16,319
	Tegma Gestao Logistica SA	17,400	104,520
	Telefonica Brasil SA (VIV US), ADR	18,532	239,433
	Telefonica Brasil SA (VIVT3 BZ)	46,400	298,676
	TIM SA	206,800	792,662
	TOTVS SA	56,008	343,176
	Transmissora Alianca de Energia Eletrica SA	80,252	627,875
	Tres Tentos Agroindustrial SA	16,800	39,107
	Trisul SA	25,503	21,432
*	Tupy SA	13,700	42,485
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	16,458	106,977
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	1,535,850
	Uniao Pet Participacoes SA	37,800	26,024
	Unifique Telecomunicacoes SA	11,684	12,447
	Unipar Carbocloro SA	6,009	70,081

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,179	$69,124
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	79,510	52,388
	Veste SA Estilo	4,700	2,605
	Vibra Energia SA	554,652	3,944,489
	Vivara Participacoes SA	29,900	130,827
	Vulcabras SA	15,690	43,085
	WEG SA	166,778	1,552,908
	YDUQS Participacoes SA	48,164	78,481
TOTAL BRAZIL			42,608,914
CHILE — (0.6%)
	Aguas Andinas SA, Class A	689,304	251,701
	Banco de Chile (BCH US), ADR	19,622	811,363
	Banco de Chile (CHILE CI)	1,082,723	225,581
	Banco de Credito e Inversiones SA	8,629	620,898
	Banco Itau Chile SA	12,508	282,515
	Banco Santander Chile (BSAC US), ADR	7,781	269,300
	Banco Santander Chile (BSAN CI)	4,731,162	412,129
	Besalco SA	118,298	142,505
	BICECORP SA	290,414	125,255
	Camanchaca SA	228,863	16,615
*	CAP SA	5,893	37,580
	Cencosud SA	152,357	320,347
	Cencosud Shopping SA	80,676	202,612
	Cia Cervecerias Unidas SA (CCU CI)	24,702	143,071
	Embotelladora Andina SA, ADR, Class B	10,551	317,058
	Empresa Nacional de Telecomunicaciones SA	34,048	132,933
	Empresas CMPC SA	221,555	251,401
	Empresas Copec SA	19,629	134,062
	Enel Americas SA (ENELAM CI)	1,117,182	105,728
	Enel Chile SA (ENELCHIL CI)	1,458,839	128,648
	Falabella SA	36,318	242,810
		Shares	Value»
CHILE — (Continued)
	Forus SA	21,310	$42,951
	Instituto de Diagnostico SA	1,465	3,911
	Inversiones La Construccion SA	6,845	159,760
	Multiexport Foods SA	74,232	21,956
	Parque Arauco SA	117,153	496,837
	PAZ Corp. SA	19,614	17,117
	Plaza SA	83,322	337,850
	Ripley Corp. SA	177,743	73,028
	Salfacorp SA	172,710	226,626
	Sigdo Koppers SA	84,902	150,203
	SMU SA	674,402	92,447
	Sociedad Matriz SAAM SA	1,197,624	173,161
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,242	351,529
	SONDA SA	176,889	59,455
	Veolia Inversiones Aguas del Gran Santiago Ltda	110,899	113,314
	Vina Concha y Toro SA	49,426	44,867
TOTAL CHILE			7,539,124
CHINA — (22.2%)
	360 Security Technology, Inc., Class A	41,400	57,312
	361 Degrees International Ltd.	278,000	165,672
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,800	70,011
Ω	3SBio, Inc.	347,000	741,040
#	AAC Technologies Holdings, Inc.	28,000	137,586
*	ABA Chemicals Corp., Class A	20,700	15,822
*	Accelink Technologies Co. Ltd., Class A	3,200	76,517
*	ADAMA Ltd., Class A	25,800	20,350
*	Addsino Co. Ltd., Class A	20,500	42,977
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,951	99,266
	Advanced Technology & Materials Co. Ltd., Class A	17,320	40,502

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	$38,933
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	52,532
	AECC Aviation Power Co. Ltd., Class A	6,700	34,397
	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	16,505
*	Agora, Inc., ADR	14,112	56,448
	Agricultural Bank of China Ltd., Class H	1,584,000	1,273,503
	Aier Eye Hospital Group Co. Ltd., Class A	55,758	75,002
*	Aisino Corp., Class A	33,000	34,200
	Ajisen China Holdings Ltd.	95,000	9,947
Ω	AK Medical Holdings Ltd.	78,000	54,934
*Ω	Akeso, Inc.	3,000	35,945
	Alibaba Group Holding Ltd. (9988 HK)	812,600	12,378,655
#*	Alibaba Health Information Technology Ltd.	340,000	156,102
	All Winner Technology Co. Ltd., Class A	5,304	26,280
	Allmed Medical Products Co. Ltd., Class A	14,300	19,541
*	Alpha Group, Class A	24,400	29,860
	Amlogic Shanghai Co. Ltd., Class A	3,216	46,395
	Amoy Diagnostics Co. Ltd., Class A	7,380	19,075
	Amrita Global Development Ltd.	50,000	3,825
	Andon Health Co. Ltd., Class A	4,000	40,529
Ω	Angelalign Technology, Inc.	1,400	14,256
	Anhui Anfu Battery Technology Co. Ltd., Class A	4,640	25,708
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	45,011
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	38,215
#	Anhui Expressway Co. Ltd., Class H	88,000	175,444
		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,668	$31,104
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	49,177
	Anhui Heli Co. Ltd., Class A	15,200	41,096
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	65,133
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	20,404
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	33,858
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	43,723
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	17,352
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	54,777
	Anhui Xinhua Media Co. Ltd., Class A	24,800	20,496
	Anhui Yingjiagongjiu Co. Ltd., Class A	8,500	48,941
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	33,472
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,350	82,469
	Anjoy Foods Group Co. Ltd., Class A	3,300	43,907
	Anker Innovations Technology Co. Ltd., Class A	3,120	56,423
	ANTA Sports Products Ltd.	169,800	1,708,937
	Anton Oilfield Services Group	906,000	93,746
	Aotecar New Energy Technology Group Co. Ltd., Class A	45,000	17,054
*	ApicHope Pharmaceutical Group Co. Ltd.	5,600	29,275
	APT Medical, Inc., Class A	849	28,602

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Arctech Solar Holding Co. Ltd., Class A	3,506	$14,032
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,900	83,673
#Ω	AsiaInfo Technologies Ltd.	97,200	56,420
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	25,092
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	17,906
	Autel Intelligent Technology Corp. Ltd., Class A	8,921	38,729
	Autobio Diagnostics Co. Ltd., Class A	8,800	43,160
#	Autohome, Inc., ADR	12,853	298,447
	Avary Holding Shenzhen Co. Ltd., Class A	15,700	189,522
	AviChina Industry & Technology Co. Ltd., Class H	591,000	227,065
	Avicopter PLC, Class A	8,800	35,044
*	BAIC Foton Motor Co. Ltd., Class A	67,300	31,402
#*Ω	BAIC Motor Corp. Ltd., Class H	511,500	56,809
*	Baidu, Inc. (9888 HK), Class A	64,100	887,952
#*	Baidu, Inc. (BIDU US), Sponsored ADR	5,480	608,883
*Ω	Bairong, Inc.	31,000	20,159
	Bank of Beijing Co. Ltd., Class A	112,300	86,877
	Bank of Changsha Co. Ltd., Class A	58,200	82,222
	Bank of Chengdu Co. Ltd., Class A	46,900	128,611
	Bank of China Ltd., Class H	4,213,000	2,955,440
	Bank of Chongqing Co. Ltd., Class H	300,500	327,925
	Bank of Communications Co. Ltd., Class H	958,000	923,009
	Bank of Guiyang Co. Ltd., Class A	65,936	56,468
	Bank of Hangzhou Co. Ltd., Class A	76,900	187,542
		Shares	Value»
CHINA — (Continued)
	Bank of Jiangsu Co. Ltd., Class A	173,880	$304,748
	Bank of Nanjing Co. Ltd., Class A	114,522	197,333
	Bank of Ningbo Co. Ltd., Class A	61,758	291,774
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	188,633
	Bank of Shanghai Co. Ltd., Class A	122,600	171,674
	Bank of Suzhou Co. Ltd., Class A	33,130	41,714
	Bank of Xi'an Co. Ltd., Class A	53,300	28,994
Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	5,678
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	25,888
	Baoji Titanium Industry Co. Ltd., Class A	6,000	25,111
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	13,941
	Baoye Group Co. Ltd., Class H	66,000	27,278
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	37,327
	Be Friends Holding Ltd.	198,000	22,187
	Bear Electric Appliance Co. Ltd., Class A	5,800	29,682
	Befar Group Co. Ltd., Class A	28,200	26,220
	Beibuwan Port Co. Ltd., Class A	31,000	57,017
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	14,656
*	Beijing BDStar Navigation Co. Ltd., Class A	5,000	21,049
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	10,843
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	17,750	20,577
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	9,555
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	14,609

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	3,621	$22,324
*	Beijing eGOVA Co. Ltd., Class A	9,200	15,517
	Beijing Energy International Holding Co. Ltd.	174,800	18,225
	Beijing Enlight Media Co. Ltd., Class A	21,700	38,288
	Beijing Enterprises Holdings Ltd.	108,000	435,606
	Beijing Enterprises Water Group Ltd.	854,000	251,347
	Beijing Fengjing Automotive Parts Co. Ltd.	42,700	20,225
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	24,082
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	21,732
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,342	70,852
	Beijing Jetsen Technology Co. Ltd., Class A	107,200	80,982
	Beijing Kingsoft Office Software, Inc., Class A	1,868	74,864
*	Beijing Leike Defense Technology Co. Ltd., Class A	12,300	14,332
*	Beijing North Star Co. Ltd., Class H	198,000	17,433
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	9,370
	Beijing Roborock Technology Co. Ltd., Class A	1,626	26,840
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	12,356
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	27,491
	Beijing Sifang Automation Co. Ltd., Class A	6,300	35,324
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	$15,964
	Beijing Sojo Electric Co. Ltd., Class A	21,800	33,609
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	17,029
	Beijing Strong Biotechnologies, Inc., Class A	12,600	21,713
	Beijing Teamsun Technology Co. Ltd., Class A	8,100	16,410
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	14,361
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	13,694
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	49,169
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	60,985
*	Beijing United Information Technology Co. Ltd., Class A	16,372	46,816
*	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	22,497
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,373	10,772
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	22,208
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,700	12,419
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	36,679
*	BeOne Medicines Ltd., Class H	7,100	175,512
#*	BeOne Medicines Ltd. (BGNE US), ADR	1,982	626,332
	Bestore Co. Ltd., Class A	14,500	20,487
*	Bestway Marine & Energy Technology Co. Ltd., Class A	13,500	12,472

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,712	$22,100
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	36,606
	Beyondsoft Corp., Class A	19,400	26,377
*	BGI Genomics Co. Ltd., Class A	3,200	18,087
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	59,234
#*	Bilibili, Inc. 9626 HK, Class Z	64,640	1,230,460
	Binhai Investment Co. Ltd.	48,774	6,718
	Binjiang Service Group Co. Ltd.	11,000	33,516
	Black Peony Group Co. Ltd., Class A	20,700	19,339
#Ω	Blue Moon Group Holdings Ltd.	217,500	88,031
*	Blue Sail Medical Co. Ltd., Class A	24,900	21,490
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	37,380	79,461
	Bluestar Adisseo Co., Class A	9,500	11,859
Ω	BOC Aviation Ltd.	78,100	769,840
	BOC International China Co. Ltd., Class A	18,500	32,419
*	BOE HC SemiTek Corp., Class A	23,000	35,264
	BOE Varitronix Ltd.	97,000	48,435
*	Bohai Leasing Co. Ltd., Class A	149,500	100,759
	Bomin Electronics Co. Ltd., Class A	17,400	31,739
	Bosideng International Holdings Ltd.	1,548,000	975,522
	Brilliance China Automotive Holdings Ltd.	360,000	94,075
	Bros Eastern Co. Ltd., Class A	27,900	32,996
*	B-Soft Co. Ltd., Class A	32,770	17,301
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	21,800	42,786
	BXN Holding Co. Ltd., Class A	22,100	12,826
	BYD Co. Ltd., Class H	181,100	2,165,020
		Shares	Value»
CHINA — (Continued)
#	BYD Electronic International Co. Ltd.	177,500	$531,543
	By-health Co. Ltd., Class A	27,500	42,559
*	C C Land Holdings Ltd.	321,000	49,105
#	C&D International Investment Group Ltd.	231,332	453,166
	C&D Property Management Group Co. Ltd.	171,000	56,608
	Cabbeen Fashion Ltd.	40,000	6,549
	Caitong Securities Co. Ltd., Class A	30,550	37,909
	Cambricon Technologies Corp. Ltd., Class A	415	67,891
	Camel Group Co. Ltd., Class A	14,900	17,839
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	33,797
*	Canmax Technologies Co. Ltd., Class A	8,370	67,143
	Canny Elevator Co. Ltd., Class A	12,500	9,852
	Castech, Inc., Class A	10,560	76,602
	CECEP Solar Energy Co. Ltd., Class A	56,000	37,586
	CECEP Wind-Power Corp., Class A	260,430	136,372
	Central China Land Media Co. Ltd., Class A	16,200	30,683
*	CETC Chips Technology, Inc., Class A	12,300	22,086
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	30,848
	CETC Digital Technology Co. Ltd., Class A	15,876	36,960
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	16,987
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	21,143
Ω	CGN Power Co. Ltd., Class H	1,281,000	472,362

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	$12,858
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	26,415
	Changchun UP Optotech Co. Ltd., Class A	5,900	34,885
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	45,409
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	28,563
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	36,711
	Chaozhou Three-Circle Group Co. Ltd., Class A	9,500	155,629
Ω	Cheerwin Group Ltd.	105,500	29,991
*	Chen Lin Education Group Holdings Ltd.	64,000	8,511
	Cheng De Lolo Co. Ltd., Class A	20,000	26,676
*	Chengdu B-Ray Media Co. Ltd., Class A	26,500	15,534
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	17,105
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	14,880
	Chengdu Galaxy Magnets Co. Ltd., Class A	4,500	15,520
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	20,522
	Chengdu Hi-tech Development Co. Ltd., Class A	3,100	16,823
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	48,847
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	8,224
		Shares	Value»
CHINA — (Continued)
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	$11,312
	Chengdu Wintrue Holding Co. Ltd., Class A	12,600	22,471
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	29,440
	Chenguang Biotech Group Co. Ltd., Class A	10,000	17,232
*	Chengxin Lithium Group Co. Ltd., Class A	3,500	14,604
*	Chengzhi Co. Ltd., Class A	49,700	47,464
	Chervon Holdings Ltd.	13,500	32,785
	Chifeng Jilong Gold Mining Group Ltd., Class A	9,400	55,363
	China Agriculture Development Seed Group Co. Ltd., Class A	23,500	19,630
	China Aircraft Leasing Group Holdings Ltd.	122,587	55,589
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	33,932
	China Baoan Group Co. Ltd., Class A	12,700	14,803
	China Bester Group Telecom Co. Ltd., Class A	6,370	17,197
#*Ω	China Bohai Bank Co. Ltd., Class H	531,500	54,887
	China CAMC Engineering Co. Ltd., Class A	19,900	26,783
	China CITIC Bank Corp. Ltd., Class H	1,258,000	1,240,424
	China Communications Services Corp. Ltd., Class H	520,000	283,041
*	China Conch Environment Protection Holdings Ltd.	330,500	11,365
#	China Conch Venture Holdings Ltd.	156,500	175,788
	China Construction Bank Corp., Class H	6,051,000	7,100,400

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CSSC Holdings Ltd., Class A	12,700	$66,203
	China CYTS Tours Holding Co. Ltd., Class A	14,200	15,153
#	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	112,606
	China Design Group Co. Ltd., Class A	20,280	16,008
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	151,151
Ω	China East Education Holdings Ltd.	82,000	47,510
	China Electronics Huada Technology Co. Ltd.	214,000	24,528
#	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	14,794
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	116,234
	China Everbright Bank Co. Ltd., Class H	693,000	281,860
	China Everbright Ltd.	224,000	166,757
*	China Express Airlines Co. Ltd., Class A	16,900	16,609
	China Film Group Co. Ltd., Class A	17,100	31,615
*	China First Heavy Industries Co. Ltd., Class A	89,100	40,768
	China Foods Ltd.	188,000	82,743
	China Galaxy Securities Co. Ltd., Class H	924,000	897,387
#	China Gas Holdings Ltd.	636,098	496,148
	China Gold International Resources Corp. Ltd. (2099 HK)	56,100	1,266,526
	China Great Wall Securities Co. Ltd., Class A	30,800	37,928
*	China Greatwall Technology Group Co. Ltd., Class A	10,900	22,168
	China Haisum Engineering Co. Ltd., Class A	15,960	16,715
		Shares	Value»
CHINA — (Continued)
*	China Harmony Auto Holding Ltd.	183,500	$14,290
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	16,117
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	8,311
Ω	China International Capital Corp. Ltd., Class H	337,200	929,981
	China International Marine Containers Group Co. Ltd., Class H	187,190	180,767
	China Isotope & Radiation Corp., Class H	15,600	32,235
	China Jinmao Holdings Group Ltd.	1,068,888	187,968
	China Leadshine Technology Co. Ltd., Class A	8,500	72,160
	China Lesso Group Holdings Ltd.	109,000	56,214
	China Lilang Ltd.	92,000	40,616
*Ω	China Literature Ltd.	48,000	123,961
#	China Longyuan Power Group Corp. Ltd., Class H	336,000	247,215
	China Medical System Holdings Ltd.	445,000	678,080
	China Meheco Group Co. Ltd., Class A	41,620	58,959
	China Meidong Auto Holdings Ltd.	122,000	6,125
	China Merchants Bank Co. Ltd., Class H	260,000	1,686,900
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	46,143
*	China Merchants Land Ltd.	606,000	18,602
	China Merchants Port Holdings Co. Ltd.	260,846	509,399
Ω	China Merchants Securities Co. Ltd., Class H	66,540	123,796
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	54,305

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Minsheng Banking Corp. Ltd., Class H	864,000	$399,774
	China National Accord Medicines Corp. Ltd., Class A	17,589	54,766
	China National Chemical Engineering Co. Ltd., Class A	61,400	71,293
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	22,651
	China National Medicines Corp. Ltd., Class A	12,300	51,583
	China National Nuclear Power Co. Ltd., Class A	299,600	402,071
*Ω	China New Higher Education Group Ltd.	186,618	13,572
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	27,820
	China Nonferrous Mining Corp. Ltd.	528,000	996,376
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	96,881
	China Oilfield Services Ltd., Class H	638,000	578,621
#	China Overseas Grand Oceans Group Ltd.	511,638	159,851
	China Overseas Land & Investment Ltd.	594,500	1,022,527
	China Pacific Insurance Group Co. Ltd., Class H	671,000	2,618,961
	China Petroleum Engineering Corp., Class A	48,700	24,643
	China Publishing & Media Co. Ltd., Class A	22,400	17,961
#	China Railway Group Ltd., Class H	707,000	325,498
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	29,651
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	108,000	$40,288
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	387,000	166,009
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	23,258
*††	China Rare Earth Holdings Ltd.	436,000	7,283
*	China Rare Earth Resources & Technology Co. Ltd., Class A	3,100	21,982
	China Reinsurance Group Corp., Class H	1,874,000	327,573
	China Resources Beer Holdings Co. Ltd.	176,500	532,532
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	9,719
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	41,232
	China Resources Gas Group Ltd.	275,500	587,665
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	51,179
	China Resources Land Ltd.	400,000	1,692,247
#	China Resources Medical Holdings Co. Ltd.	130,000	42,094
Ω	China Resources Mixc Lifestyle Services Ltd.	230,400	1,171,824
Ω	China Resources Pharmaceutical Group Ltd.	499,000	308,798
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,985	42,047
#*	China Ruyi Holdings Ltd.	2,276,000	418,229
	China Science Publishing & Media Ltd., Class A	7,400	21,684

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	70,000	$72,654
*	China Silver Group Ltd.	494,000	16,159
	China South Publishing & Media Group Co. Ltd., Class A	33,100	53,907
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	33,121
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	27,943
	China State Construction Engineering Corp. Ltd., Class A	211,383	147,269
	China State Construction International Holdings Ltd.	284,000	311,539
#	China Suntien Green Energy Corp. Ltd., Class H	526,000	220,927
	China Taiping Insurance Holdings Co. Ltd.	468,200	1,313,618
	China Testing & Certification International Group Co. Ltd., Class A	12,381	9,896
	China Tianying, Inc., Class A	55,800	41,492
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	161,877
	China TransInfo Technology Co. Ltd., Class A	23,000	27,060
	China Travel International Investment Hong Kong Ltd.	264,000	40,434
	China Tungsten & Hightech Materials Co. Ltd., Class A	11,730	85,994
*	China Union Holdings Ltd., Class A	17,000	9,848
	China Vered Financial Holding Corp. Ltd.	158,500	19,844
		Shares	Value»
CHINA — (Continued)
	China Wafer Level CSP Co. Ltd., Class A	8,900	$38,238
#	China Water Affairs Group Ltd.	124,000	73,863
	China World Trade Center Co. Ltd., Class A	4,000	11,383
	China Yangtze Power Co. Ltd., Class A	167,097	720,344
#	China Yongda Automobiles Services Holdings Ltd.	372,000	41,206
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	30,325
#	China Zheshang Bank Co. Ltd., Class H	449,800	137,132
#	Chinasoft International Ltd.	466,000	234,315
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	19,762
	Chongqing Brewery Co. Ltd., Class A	6,466	44,563
	Chongqing Changan Automobile Co. Ltd., Class A	47,100	54,942
	Chongqing Chongbai Technology Group Co. Ltd., Class A	5,700	17,935
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	42,264
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	92,638
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	34,052
	Chongqing Gas Group Corp. Ltd., Class A	21,600	15,657
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	76,791
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	602,659
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	9,450	18,248

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	8,500	$17,840
#	Chow Tai Fook Jewellery Group Ltd.	250,400	394,370
	Chow Tai Seng Jewellery Co. Ltd., Class A	21,350	40,849
	CIG Shanghai Co. Ltd., Class A	4,700	90,634
	CIMC Enric Holdings Ltd.	154,000	152,832
*	Cinda Real Estate Co. Ltd., Class A	46,000	17,594
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	22,760
*	CITIC Guoan Information Industry Co. Ltd., Class A	63,500	26,124
	CITIC Heavy Industries Co. Ltd., Class A	36,000	24,948
	CITIC Securities Co. Ltd., Class H	175,850	613,872
#*	CMGE Technology Group Ltd.	562,000	13,608
	CMOC Group Ltd., Class H	1,473,000	3,174,648
	CMST Development Co. Ltd., Class A	59,100	41,236
	CNGR Advanced Material Co. Ltd., Class A	7,300	44,001
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	33,022
*	COFCO Biotechnology Co. Ltd., Class A	39,000	27,364
*	COL Global Co. Ltd., Class A	6,900	25,389
	Comba Telecom Systems Holdings Ltd.	366,000	36,861
#	Concord New Energy Group Ltd.	2,160,000	97,806
	Consun Pharmaceutical Group Ltd.	99,000	173,043
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	2,061,245
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	66,260
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING International Hong Kong Co. Ltd.	184,000	$140,331
	COSCO SHIPPING Ports Ltd.	208,414	141,675
	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	15,579
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	48,443
	CRRC Corp. Ltd., Class H	583,000	391,226
Ω	CSC Financial Co. Ltd., Class H	97,000	145,924
	CSG Holding Co. Ltd., Class A	66,910	38,946
	CSG Smart Science&Technology Co. Ltd., Class A	9,900	14,492
	CSPC Pharmaceutical Group Ltd.	1,186,000	1,297,383
	CSSC Hong Kong Shipping Co. Ltd.	542,000	152,291
*	CSSC Science & Technology Co. Ltd., Class A	18,300	24,653
	CTS International Logistics Corp. Ltd., Class A	33,000	26,211
*	Cybrid Technologies, Inc., Class A	13,100	20,859
*	Daan Gene Co. Ltd., Class A	29,780	24,041
	Dajin Heavy Industry Co. Ltd., Class A	7,000	40,913
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	31,700	25,409
*	Damai Entertainment Holdings Ltd.	3,260,000	215,958
	Daqin Railway Co. Ltd., Class A	60,100	44,265
	Dashang Co. Ltd., Class A	9,849	21,476
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,316	62,346
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	54,838
*	Dezhan Healthcare Co. Ltd., Class A	57,500	28,134
	DHC Software Co. Ltd., Class A	17,600	18,873

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dian Diagnostics Group Co. Ltd., Class A	20,000	$53,988
	Digital China Group Co. Ltd., Class A	8,887	31,718
	Digital China Holdings Ltd.	197,000	46,091
	Digital China Information Service Group Co. Ltd., Class A	17,500	28,901
	Do-Fluoride New Materials Co. Ltd., Class A	18,400	85,376
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	29,936
	Dongfang Electric Corp. Ltd., Class H	67,200	184,195
	Dongfang Electronics Co. Ltd., Class A	28,400	50,392
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	14,803
	Dongguan Development Holdings Co. Ltd., Class A	19,700	29,632
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	10,225
	Dongguan Yutong Optical Technology Co. Ltd., Class A	11,730	28,836
	Dongxing Securities Co. Ltd., Class A	33,835	69,299
*	DouYu International Holdings Ltd., ADR	6,702	30,695
*	DPC Dash Ltd.	1,100	5,578
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	129,000	91,742
*	Dynasty Digital Holdings Ltd.	206,000	16,561
	East Money Information Co. Ltd., Class A	63,255	188,873
	Eastcompeace Technology Co. Ltd., Class A	6,900	13,890
	Eastern Communications Co. Ltd., Class A	14,800	27,177
	Ecovacs Robotics Co. Ltd., Class A	4,800	43,178
		Shares	Value»
CHINA — (Continued)
	Edan Instruments, Inc., Class A	12,500	$21,713
	Edifier Technology Co. Ltd., Class A	15,400	23,714
#	EEKA Fashion Holdings Ltd.	64,000	43,386
	Electric Connector Technology Co. Ltd., Class A	4,500	24,300
*††	Elion Energy Co. Ltd., Class A	87,620	909
	ENN Energy Holdings Ltd.	66,100	395,538
	Eoptolink Technology, Inc. Ltd., Class A	13,074	766,498
	Era Co. Ltd., Class A	28,400	16,119
	Espressif Systems Shanghai Co. Ltd., Class A	3,224	49,046
	Essex Bio-technology Ltd.	88,000	27,405
*	Estun Automation Co. Ltd., Class A	7,800	34,400
*	Eternal Asia Supply Chain Management Ltd., Class A	60,600	41,423
	EVA Precision Industrial Holdings Ltd.	320,000	32,613
	Eve Energy Co. Ltd., Class A	4,500	36,186
	Ever Sunshine Services Group Ltd.	246,000	56,413
Ω	Everbright Securities Co. Ltd., Class H	64,400	62,318
	Explosive Co. Ltd., Class A	14,500	20,576
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	12,338
	Fangda Carbon New Material Co. Ltd., Class A	44,220	33,957
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	53,317
*	Far East Smarter Energy Co. Ltd., Class A	35,000	68,809
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	17,583
	FAW Jiefang Group Co. Ltd., Class A	30,600	29,449

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	49,400	$31,411
	Fengzhushou Co. Ltd., Class A	4,600	22,836
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	11,417
	Fibocom Wireless, Inc., Class A	11,040	33,836
	FIH Mobile Ltd.	98,600	242,096
*	Financial Street Holdings Co. Ltd., Class A	51,600	19,049
#	FinVolution Group, ADR	28,897	140,150
	First Capital Securities Co. Ltd., Class A	15,200	14,788
	First Tractor Co. Ltd., Class H	88,000	99,647
	Focus Lightings Tech Co. Ltd., Class A	24,940	27,705
	Focus Media Information Technology Co. Ltd., Class A	121,600	101,294
*	Focused Photonics Hangzhou, Inc., Class A	10,000	17,519
	Foryou Corp., Class A	10,500	39,446
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	13,377	76,090
*	Founder Holdings Ltd.	332,000	27,223
	Founder Securities Co. Ltd., Class A	49,800	52,400
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	915,932
#††	Fu Shou Yuan International Group Ltd.	359,000	90,638
	Fujian Apex Software Co. Ltd., Class A	1,900	8,709
	Fujian Boss Software Development Co. Ltd., Class A	14,940	20,735
	Fujian Fuxin Software Development JSC Ltd., Class A	2,807	27,989
	Fujian Longking Co. Ltd., Class A	16,500	43,559
	Fujian Star-net Communication Co. Ltd., Class A	14,170	54,565
		Shares	Value»
CHINA — (Continued)
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	$19,471
	Fushun Special Steel Co. Ltd., Class A	23,000	14,297
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	27,498
Ω	Ganfeng Lithium Group Co. Ltd., Class H	36,560	171,748
	Gansu Shangfeng Materials Co. Ltd., Class A	15,740	30,801
	Gaona Aero Material Co. Ltd., Class A	6,240	14,342
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	92,185
	GCL Energy Technology Co. Ltd., Class A	33,300	74,348
	Geely Automobile Holdings Ltd.	1,201,000	3,042,191
	GEM Co. Ltd., Class A	42,600	42,253
*	Gemdale Corp., Class A	40,500	13,860
#*	Gemdale Properties & Investment Corp. Ltd.	1,966,000	23,436
Ω	Genertec Universal Medical Group Co. Ltd.	16,000	9,944
*	Genimous Technology Co. Ltd., Class A	18,400	20,407
	Geovis Technology Co. Ltd., Class A	6,493	32,169
	Getein Biotech, Inc., Class A	9,212	12,143
	GF Securities Co. Ltd., Class H	238,800	520,741
#Ω	Giant Biogene Holding Co. Ltd.	73,400	288,326
	Giant Network Group Co. Ltd., Class A	11,100	48,249
	Giantec Semiconductor Corp., Class A	2,336	38,872
	GigaDevice Semiconductor, Inc., Class A	2,260	126,288
	Ginlong Technologies Co. Ltd., Class A	5,350	47,258
	Glarun Technology Co. Ltd., Class A	8,900	31,855
*	Global New Material International Holdings Ltd.	18,000	16,958

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GoerTek, Inc., Class A	20,300	$69,575
*	Goke Microelectronics Co. Ltd., Class A	3,000	57,455
	Goldcard Smart Group Co. Ltd., Class A	5,100	7,668
Ω	Golden Throat Holdings Group Co. Ltd.	49,500	20,090
	Goldenmax International Group Ltd., Class A	9,700	73,102
	Goldpac Group Ltd.	61,000	5,063
	Goldwind Science & Technology Co. Ltd., Class H	182,556	226,683
	Goneo Group Co. Ltd., Class A	3,248	20,077
	Goodbaby International Holdings Ltd.	121,000	13,709
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	40,304
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	16,943
	Gotion High-tech Co. Ltd., Class A	10,400	43,976
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	23,165
	Great Wall Motor Co. Ltd., Class H	329,000	377,496
	Gree Electric Appliances, Inc. of Zhuhai, Class A	9,817	61,536
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	35,400	40,712
*	Greentown China Holdings Ltd.	322,500	292,803
	Greentown Service Group Co. Ltd.	438,000	242,684
	GRG Banking Equipment Co. Ltd., Class A	19,300	29,259
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	9,808
	Grinm Advanced Materials Co. Ltd., Class A	7,200	37,614
	Guangdong Advertising Group Co. Ltd., Class A	52,400	52,768
		Shares	Value»
CHINA — (Continued)
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	$53,261
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	44,922
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	37,128
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,300	36,209
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	10,317
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	45,153
	Guangdong Goworld Co. Ltd., Class A	15,000	27,919
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,812
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	20,809
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	16,147	55,211
*	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	13,707
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	18,291
	Guangdong Provincial Expressway Development Co. Ltd., Class A	20,500	44,223
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	26,030
	Guangdong South New Media Co. Ltd., Class A	6,900	36,164
	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	34,835
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	17,367

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	$32,790
*	Guangdong Yowant Technology Group Co. Ltd., Class A	42,300	32,321
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	57,071
*	Guanghui Logistics Co. Ltd., Class A	24,500	16,041
	Guangshen Railway Co. Ltd., Class H	236,000	68,920
	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	113,075
	Guangxi Liugong Machinery Co. Ltd., Class A	40,000	51,979
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	22,197
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	19,666
*	Guangzhou Automobile Group Co. Ltd., Class H	252,800	75,777
	Guangzhou Baiyun International Airport Co. Ltd., Class A	13,800	16,220
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	58,000	117,986
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	50,642
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,500	34,704
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	6,655
	Guangzhou KDT Machinery Group Co. Ltd., Class A	8,400	22,092
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	39,061
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	$56,901
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	62,280
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	28,701
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	53,036
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	14,545
	Guilin Layn Natural Ingredients Corp., Class A	20,000	19,701
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	17,521
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	17,200
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	27,691
*	Guizhou Zhenhua E-chem, Inc., Class A	4,330	6,646
	Guocheng Mining Co. Ltd., Class A	12,400	51,174
	Guoguang Electric Co. Ltd., Class A	13,500	16,705
	Guomai Technologies, Inc., Class A	11,900	12,243
	Guosen Securities Co. Ltd., Class A	27,640	42,224
Ω	Guotai Haitong Securities Co. Ltd., Class H	315,560	601,259
	Guoyuan Securities Co. Ltd., Class A	20,000	21,753
#	Gushengtang Holdings Ltd.	26,800	100,680
	H World Group Ltd. (1179 HK)	260,700	1,107,536
Ω	Haidilao International Holding Ltd.	162,000	245,105
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	126,331

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd. (6690 HK), Class H	359,399	$1,036,088
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	31,612
	Hainan Mining Co. Ltd., Class A	20,800	28,112
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	52,713
	Haitian International Holdings Ltd.	148,000	392,437
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	41,135
	Hand Enterprise Solutions Co. Ltd., Class A	12,800	31,798
	Hangcha Group Co. Ltd., Class A	22,947	95,452
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	11,058
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	8,700	16,597
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	43,468
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	241,241
	Hangzhou Dptech Technologies Co. Ltd., Class A	3,100	7,478
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	77,097
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,880	21,041
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	15,143
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	30,116
	Hangzhou Onechance Tech Corp., Class A	4,960	18,043
	Hangzhou Robam Appliances Co. Ltd., Class A	11,200	26,447
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	8,960
		Shares	Value»
CHINA — (Continued)
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	$38,685
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	14,430
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	13,100	62,939
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	28,137
	Han's Laser Technology Industry Group Co. Ltd., Class A	7,100	88,979
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	737,009
	Hanwei Electronics Group Corp., Class A	7,600	37,003
*Ω	Harbin Bank Co. Ltd., Class H	462,000	18,287
	Harbin Boshi Automation Co. Ltd., Class A	20,800	41,267
	Harbin Electric Co. Ltd., Class H	160,000	321,644
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,640	23,632
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	31,475
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	53,929
	HBIS Resources Co. Ltd., Class A	21,400	46,571
*Ω	HBM Holdings Ltd.	89,000	138,220
	Health & Happiness H&H International Holdings Ltd.	62,000	120,487
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	9,900	36,567
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	35,307

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	$46,012
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	50,451
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	9,056
	Hello Group, Inc., Sponsored ADR	25,805	154,572
	Henan Lingrui Pharmaceutical Co., Class A	21,600	73,544
	Henan Pinggao Electric Co. Ltd., Class A	14,900	43,555
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	32,656
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	24,991
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	46,699
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	23,391
	Hengyi Petrochemical Co. Ltd., Class A	28,034	66,734
	Hexing Electrical Co. Ltd., Class A	9,100	36,360
	Hgtech Co. Ltd., Class A	6,800	95,705
	Hisense Home Appliances Group Co. Ltd., Class H	110,000	329,762
*	Hitevision Co. Ltd., Class A	7,100	33,217
	Hithink RoyalFlush Information Network Co. Ltd., Class A	6,300	219,343
	HLA Group Corp. Ltd., Class A	30,700	28,652
	HNA Technology Co. Ltd., Class A	80,800	36,965
*	Homeland Interactive Technology Ltd.	104,000	16,445
	Hongfa Technology Co. Ltd., Class A	20,972	110,352
*	Honghua Group Ltd.	1,048,000	17,427
		Shares	Value»
CHINA — (Continued)
	Hongli Zhihui Group Co. Ltd., Class A	23,200	$22,751
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	24,997
	Hongta Securities Co. Ltd., Class A	18,800	19,825
#*	Hopson Development Holdings Ltd.	342,846	115,413
	Horizon Construction Development Ltd.	47,000	3,950
*	Hoymiles Power Electronics, Inc., Class A	1,130	13,140
	Huaan Securities Co. Ltd., Class A	48,480	54,823
	Huadian Heavy Industries Co. Ltd., Class A	37,700	33,935
	Huadong Medicine Co. Ltd., Class A	19,000	82,018
	Huafon Chemical Co. Ltd., Class A	51,502	83,716
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	28,800
	Huafu Fashion Co. Ltd., Class A	29,500	16,340
	Huaihe Energy Group Co. Ltd., Class A	68,500	35,395
	Hualan Biological Engineering, Inc., Class A	18,900	37,644
	Huaming Power Equipment Co. Ltd., Class A	12,400	37,526
	Huangshan Novel Co. Ltd., Class A	15,600	25,537
	Huangshan Tourism Development Co. Ltd., Class A	12,700	21,263
	Huapont Life Sciences Co. Ltd., Class A	52,633	34,526
Ω	Huatai Securities Co. Ltd., Class H	247,400	533,323
	Huaxi Securities Co. Ltd., Class A	15,440	19,224
	Huaxia Bank Co. Ltd., Class A	91,008	94,012
	Huayu Automotive Systems Co. Ltd., Class A	23,200	57,923

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	$17,834
	Hubei Dinglong Co. Ltd., Class A	5,100	51,821
*	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,050	22,111
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	62,052
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	24,886
	Huishang Bank Corp. Ltd., Class H	60,000	38,825
*Ω	Huitongda Network Co. Ltd., Class H	4,100	3,996
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	67,036
	Hunan Aihua Group Co. Ltd., Class A	8,100	29,149
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	18,382
	Hunan Gold Corp. Ltd., Class A	25,610	87,386
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	9,788
*	Hunan Silver Co. Ltd., Class A	47,998	56,696
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	42,397
	Hunan Valin Steel Co. Ltd., Class A	78,100	45,543
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	13,585
	Hundsun Technologies, Inc., Class A	9,457	32,122
#*	HUTCHMED China Ltd. HCM US, ADR	1,241	13,812
#*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	63,400	80,484
*	Hytera Communications Corp. Ltd., Class A	16,300	19,864
*	HyUnion Holding Co. Ltd., Class A	18,400	15,930
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	5,215
		Shares	Value»
CHINA — (Continued)
	IEIT Systems Co. Ltd., Class A	7,900	$83,722
	Iflytek Co. Ltd., Class A	11,350	70,897
*Ω	IMAX China Holding, Inc.	28,200	29,921
	Imeik Technology Development Co. Ltd., Class A	2,960	47,842
	Industrial & Commercial Bank of China Ltd., Class H	3,697,000	3,536,504
	Industrial Bank Co. Ltd., Class A	191,400	535,851
	Industrial Securities Co. Ltd., Class A	51,057	45,710
	Infore Environment Technology Group Co. Ltd., Class A	53,600	62,360
*Ω	Ingdan, Inc.	144,000	67,049
	Ingenic Semiconductor Co. Ltd., Class A	1,600	29,958
*	Inkeverse Group Ltd.	105,000	12,434
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	28,608
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	49,735
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	84,152
*Ω	InnoCare Pharma Ltd., Class H	66,000	114,846
*Ω	Innovent Biologics, Inc.	96,000	1,060,050
*	Insigma Technology Co. Ltd., Class A	25,800	26,959
#	Inspur Digital Enterprise Technology Ltd.	196,000	57,323
	Intron Technology Holdings Ltd.	99,000	17,466
#*	iQIYI, Inc., ADR	95,449	121,220
	iRay Group, Class A	1,516	18,869
	IRICO Display Devices Co. Ltd., Class A	41,900	48,308
*	J&T Global Express Ltd.	230,400	296,380
	Jade Bird Integrated Technologies Co. Ltd.	34,675	41,342
	Jafron Biomedical Co. Ltd., Class A	12,600	34,719
	Jangho Group Co. Ltd., Class A	32,300	41,340

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	$35,707
	JCET Group Co. Ltd., Class A	11,100	107,750
*Ω	JD Health International, Inc.	252,650	1,271,390
*Ω	JD Logistics, Inc.	435,800	835,666
	JD.com, Inc. (9618 HK), Class A	128,028	2,106,057
	JD.com, Inc. (JD US), ADR	1,783	58,857
	Jiajiayue Group Co. Ltd., Class A	9,900	14,054
	Jiangling Motors Corp. Ltd., Class A	11,000	27,724
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	10,253
	Jiangsu Azure Corp., Class A	21,888	51,516
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	28,217	26,881
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	41,574
*	Jiangsu Dagang Co. Ltd., Class A	13,000	22,117
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	36,583
	Jiangsu Expressway Co. Ltd., Class H	258,000	319,085
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	25,009
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	10,875
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	62,390
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	7,535
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,175	67,129
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	23,268	186,377
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	$10,714
	Jiangsu Hoperun Software Co. Ltd., Class A	2,800	15,660
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	18,400
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	85,910	52,852
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	16,419
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	57,818
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	39,394
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	6,120	43,787
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	42,275
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	15,500	23,007
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	29,144
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	19,910
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	2,000	2,693
	Jiangsu Soho High Hope Group Corp., Class A	57,300	19,793
*	Jiangsu Sopo Chemical Co., Class A	20,200	19,619
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	39,930	26,105
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,300	33,678

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,090	$34,286
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	20,706
	Jiangsu Yoke Technology Co. Ltd., Class A	1,900	37,657
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	40,350
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	46,702
	Jiangsu Zhongtian Technology Co. Ltd., Class A	29,600	124,618
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	23,376
	Jiangxi Bank Co. Ltd., Class H	202,000	15,453
	Jiangxi Copper Co. Ltd., Class H	384,000	1,727,772
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	28,517
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	2,200	8,358
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	23,065
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	11,287
	Jiayou International Logistics Co. Ltd., Class A	23,807	45,874
*	Jilin Chemical Fibre, Class A	21,700	12,106
	Jinbei Automotive Co. Ltd., Class A	32,300	15,791
*	Jinchuan Group International Resources Co. Ltd.	856,000	1,092
	Jinduicheng Molybdenum Co. Ltd., Class A	15,800	49,036
		Shares	Value»
CHINA — (Continued)
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	$21,860
	Jingjin Equipment, Inc., Class A	8,200	16,295
	Jinhui Liquor Co. Ltd., Class A	8,400	20,685
#Ω	Jinxin Fertility Group Ltd.	534,500	147,743
	Jinyu Bio-Technology Co. Ltd., Class A	17,100	32,009
	Jinzai Food Group Co. Ltd., Class A	11,300	18,180
	Jiuzhitang Co. Ltd., Class A	6,900	9,261
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	14,400	30,150
	JNBY Design Ltd.	107,000	282,915
#Ω	Joinn Laboratories China Co. Ltd., Class H	12,200	34,575
	Jointown Pharmaceutical Group Co. Ltd., Class A	97,532	74,411
	Jones Tech PLC, Class A	7,600	48,628
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	41,533
	Joyoung Co. Ltd., Class A	9,850	13,244
	JOYY, Inc., ADR	4,224	310,760
#*Ω	JS Global Lifestyle Co. Ltd.	135,500	24,296
	Jutal Offshore Oil Services Ltd.	275,333	15,946
	Kaishan Group Co. Ltd., Class A	25,500	64,901
	Kanzhun Ltd.	16,500	132,758
*	KBC Corp. Ltd., Class A	3,945	14,766
	KE Holdings, Inc., Class A	172,200	965,853
	Kehua Data Co. Ltd., Class A	5,510	23,410
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,900	21,687
	Kidswant Digital Technology Co. Ltd., Class A	22,000	24,608

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	KingClean Electric Co. Ltd., Class A	7,480	$30,890
*	Kingdee International Software Group Co. Ltd.	186,000	199,893
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	47,861
	Kingnet Network Co. Ltd., Class A	9,000	22,893
	Kingsemi Co. Ltd., Class A	1,277	55,401
*	Kingsoft Cloud Holdings Ltd.	140,000	104,518
	Kingsoft Corp. Ltd.	165,000	566,087
	Konfoong Materials International Co. Ltd., Class A	2,900	87,254
	KPC Pharmaceuticals, Inc., Class A	15,500	20,832
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	31,720
Ω	Kuaishou Technology	591,500	3,294,148
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	37,064
	Kuangda Technology Group Co. Ltd., Class A	41,000	32,141
*	Kunlun Tech Co. Ltd., Class A	8,875	56,669
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	26,640
	Kweichow Moutai Co. Ltd., Class A	7,800	1,559,583
*	Kyland Technology Co. Ltd., Class A	7,400	19,313
	Lancy Co. Ltd., Class A	8,800	19,284
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,200	18,796
	Lao Feng Xiang Co. Ltd., Class A	6,700	35,783
	Laobaixing Pharmacy Chain JSC, Class A	19,617	37,226
	Launch Tech Co. Ltd., Class H	50,500	44,448
	LB Group Co. Ltd., Class A	39,600	95,966
	Leader Harmonious Drive Systems Co. Ltd., Class A	369	16,615
	Lee's Pharmaceutical Holdings Ltd.	56,000	7,659
		Shares	Value»
CHINA — (Continued)
	Lenovo Group Ltd.	3,394,000	$10,379,506
	Leo Group Co. Ltd., Class A	58,437	40,123
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	62,634
	LexinFintech Holdings Ltd., ADR	13,960	20,382
	Leyard Optoelectronic Co. Ltd., Class A	55,500	44,117
#*	Li Auto, Inc. (2015 HK), Class A	128,000	871,763
*	Li Auto, Inc. (LI US), ADR	8,094	110,321
	Li Ning Co. Ltd.	514,000	992,956
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	48,892
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	14,600	16,362
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	13,224
	Liaoning Cheng Da Co. Ltd., Class A	19,200	30,921
	Liaoning Port Co. Ltd., Class H	236,000	21,656
	Lier Chemical Co. Ltd., Class A	7,700	18,109
#*	Lifetech Scientific Corp.	578,000	108,374
#	Lingbao Gold Group Co. Ltd., Class H	142,000	349,303
	Lingyi iTech Guangdong Co., Class A	54,700	100,171
Ω	Linklogis, Inc., Class B	231,000	59,869
#	LK Technology Holdings Ltd.	30,999	5,819
	Loncin Motor Co. Ltd., Class A	22,800	49,642
#Ω	Longfor Group Holdings Ltd.	399,458	349,586
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	26,286
	Longshine Technology Group Co. Ltd., Class A	20,000	32,854
	Lonking Holdings Ltd.	456,000	181,354
	Lontium Semiconductor Corp., Class A	2,738	17,071
*	Lotus Holdings Co. Ltd.	38,100	45,941

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	$18,233
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	12,575
	Luxi Chemical Group Co. Ltd., Class A	20,100	37,612
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	26,714
	Luxshare Precision Industry Co. Ltd., Class A	52,754	449,559
	Luyang Energy-Saving Materials Co. Ltd.	8,200	8,842
#*Ω	Luye Pharma Group Ltd.	464,500	120,503
	Luzhou Laojiao Co. Ltd., Class A	9,409	126,677
*	Maccura Biotechnology Co. Ltd., Class A	19,300	26,004
	Mango Excellent Media Co. Ltd., Class A	22,105	53,596
Ω	Maoyan Entertainment	120,217	69,324
*	Maxscend Microelectronics Co. Ltd., Class A	2,400	24,094
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	26,306
Ω	Medlive Technology Co. Ltd.	57,000	56,696
	MeiG Smart Technology Co. Ltd., Class A	3,300	17,189
	Meilleure Health International Industry Group Ltd.	594,000	18,720
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	56,700	40,123
Ω	Meitu, Inc.	399,000	241,094
*Ω	Meituan, Class B	208,510	2,461,768
#	Metallurgical Corp. of China Ltd., Class H	587,000	112,337
*	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	20,878
*Ω	Microport Cardioflow Medtech Corp.	18,800	2,660
#	MicroPort NeuroScientific Corp.	34,731	39,588
		Shares	Value»
CHINA — (Continued)
*	Microport Scientific Corp.	30,200	$25,889
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	60,061
	Midea Group Co. Ltd. 000333 C2, Class A	21,600	280,354
	Midea Group Co. Ltd. 300 HK, Class H	6,200	78,553
Ω	Midea Real Estate Holding Ltd.	94,200	36,028
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	18,219
	Ming Yang Smart Energy Group Ltd., Class A	16,100	26,550
	Ming Yuan Cloud Group Holdings Ltd.	196,000	33,459
	MINISO Group Holding Ltd.	133,600	436,224
	Minmetals Capital Co. Ltd., Class A	40,400	30,057
	Minmetals Development Co. Ltd., Class A	10,100	14,362
	Minth Group Ltd.	130,000	460,501
*	MLS Co. Ltd., Class A	25,996	39,232
*	MMG Ltd.	1,640,799	1,760,900
*Ω	Mobvista, Inc.	314,000	448,059
	Montage Technology Co. Ltd., Class A	4,975	150,799
	Moon Environment Technology Co. Ltd., Class A	17,800	92,954
#	Morimatsu International Holdings Co. Ltd.	89,000	74,536
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	10,850
	Nanfang Pump Industry Co. Ltd., Class A	50,400	31,551
*	Nanhua Futures Co. Ltd., Class A	7,600	19,613
	NanJi E-Commerce Co. Ltd., Class A	47,354	21,757
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,100	25,689
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	22,623
	Nanjing Pharmaceutical Group Co. Ltd.	42,600	31,990

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	$11,087
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	98,966
	NARI Technology Co. Ltd., Class A	60,924	219,598
	NAURA Technology Group Co. Ltd., Class A	3,240	329,161
*	NavInfo Co. Ltd., Class A	20,500	20,283
	NBTM New Materials Group Co. Ltd., Class A	10,600	41,581
#	NetDragon Websoft Holdings Ltd.	49,500	50,877
*Ω	NetEase Cloud Music, Inc.	7,100	115,660
	NetEase, Inc. (9999 HK)	150,900	4,014,877
	NetEase, Inc. (NTES US), ADR	17,593	2,344,619
	Neusoft Corp., Class A	18,600	23,276
	New China Life Insurance Co. Ltd., Class H	316,600	1,952,261
	New Hope Dairy Co. Ltd., Class A	11,300	30,553
	New Trend International Logis-Tech Co. Ltd., Class A	17,780	18,658
	Neway Valve Suzhou Co. Ltd., Class A	10,700	72,335
#*	Newborn Town, Inc.	182,000	189,286
	Newland Digital Technology Co. Ltd., Class A	19,800	55,184
	Nexteer Automotive Group Ltd.	223,000	119,455
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	19,507
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	23,789
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	22,396
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	12,500	24,352
		Shares	Value»
CHINA — (Continued)
	Ningbo Joyson Electronic Corp., Class A	11,900	$36,266
	Ningbo Orient Wires & Cables Co. Ltd., Class A	9,840	59,968
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	20,297
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	5,114	21,192
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	37,828
*	Ningbo Shanshan Co. Ltd., Class A	37,500	70,761
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	27,610
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	55,035
	Ningbo Yongxin Optics Co. Ltd., Class A	1,700	22,169
	Ningbo Yunsheng Co. Ltd., Class A	10,200	16,571
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	29,432
*	NIO, Inc., Class A	162,990	799,766
#*	Niu Technologies, Sponsored ADR	9,678	25,066
	NKY Medical Holdings Ltd., Class A	17,215	31,485
	Noah Holdings Ltd., Sponsored ADR	9,009	76,126
Ω	Nongfu Spring Co. Ltd., Class H	119,600	666,053
	Norinco International Cooperation Ltd., Class A	41,710	57,438
	North China Pharmaceutical Co. Ltd., Class A	30,700	21,927
	North Copper Co. Ltd., Class A	29,500	58,606
*	North Huajin Chemical Industries Co. Ltd., Class A	15,990	10,954
	North Industries Group Red Arrow Co. Ltd., Class A	9,700	20,678
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	20,906

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Securities Co. Ltd., Class A	48,600	$58,352
	Northking Information Technology Co. Ltd., Class A	20,085	33,927
#*	NovaBridge Biosciences, ADR	9,306	14,890
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	26,157
*	Nuode New Materials Co. Ltd., Class A	37,200	44,939
	NYOCOR Co. Ltd., Class A	26,500	25,227
	Offshore Oil Engineering Co. Ltd., Class A	113,459	96,104
*	OFILM Group Co. Ltd., Class A	20,400	21,810
	OmniVision Integrated Circuits Group, Inc.	4,487	58,862
#	Onewo, Inc., Class H	54,400	116,928
	Oppein Home Group, Inc., Class A	2,900	14,951
	Opple Lighting Co. Ltd., Class A	10,400	26,731
	ORG Technology Co. Ltd., Class A	46,700	34,188
	Orient International Enterprise Ltd., Class A	25,700	23,935
Ω	Orient Securities Co. Ltd., Class H	167,200	121,985
*	Oriental Energy Co. Ltd., Class A	35,400	29,510
	Oriental Pearl Group Co. Ltd., Class A	25,100	30,587
*	Ourpalm Co. Ltd., Class A	42,100	27,289
*	Pacific Securities Co. Ltd., Class A	44,800	22,977
*	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	13,390	20,690
*	Pantum Technology Co. Ltd.	9,600	24,181
	PCI Technology Group Co. Ltd., Class A	51,800	37,312
*	PDD Holdings, Inc., ADR	38,236	3,386,180
#*Ω	Peijia Medical Ltd.	53,000	27,092
*	Pengxin International Mining Co. Ltd., Class A	57,000	55,758
	People.cn Co. Ltd., Class A	10,300	25,716
		Shares	Value»
CHINA — (Continued)
	People's Insurance Co. Group of China Ltd. , Class H	1,426,000	$991,346
	Perfect World Co. Ltd., Class A	13,300	21,598
Ω	Pharmaron Beijing Co. Ltd., Class H	15,650	45,804
*	Phenix Optical Co. Ltd., Class A	7,100	15,828
	PICC Property & Casualty Co. Ltd., Class H	1,509,000	3,149,352
	Ping An Bank Co. Ltd., Class A	93,700	161,475
#*Ω	Ping An Healthcare & Technology Co. Ltd.	299,094	298,643
	Ping An Insurance Group Co. of China Ltd., Class H	661,500	4,941,915
*	PNC Process Systems Co. Ltd., Class A	4,900	15,713
	POCO Holding Co. Ltd., Class A	5,488	47,245
*	Polaris Bay Group Co. Ltd., Class A	39,000	34,661
	Poly Developments & Holdings Group Co. Ltd., Class A	47,500	37,167
	Poly Property Group Co. Ltd.	459,362	89,075
#Ω	Pop Mart International Group Ltd.	129,000	2,676,955
Ω	Postal Savings Bank of China Co. Ltd., Class H	965,000	625,024
	Pou Sheng International Holdings Ltd.	548,000	22,401
	Power Construction Corp. of China Ltd., Class A	47,299	34,257
	Precision Tsugami China Corp. Ltd.	16,500	109,196
	PW Medtech Group Ltd.	171,000	21,991
	Pylon Technologies Co. Ltd., Class A	3,442	22,214
	Q Technology Group Co. Ltd.	109,000	95,554
	Qfin Holdings, Inc., ADR	28,524	395,913
*	Qi An Xin Technology Group, Inc., Class A	6,828	27,470
	Qianhe Condiment & Food Co. Ltd., Class A	32,765	38,398

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	$96,731
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	15,825
*	Qingdao Gaoce Technology Co. Ltd., Class A	26,724	31,896
	Qingdao Gon Technology Co. Ltd., Class A	12,136	84,296
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	25,333
	Qingdao Hanhe Cable Co. Ltd., Class A	63,200	63,717
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	980	11,546
Ω	Qingdao Port International Co. Ltd., Class H	38,000	34,480
	Qingdao Rural Commercial Bank Corp., Class A	91,100	42,804
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	67,386
*	Qinghai Salt Lake Industry Co. Ltd., Class A	17,000	68,632
	QuantumCTek Co. Ltd., Class A	196	11,157
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	14,491
	Quectel Wireless Solutions Co. Ltd., Class A	3,190	21,383
*	Quzhou DFP New Material Group Co. Ltd.	48,400	23,597
#*	Radiance Holdings Group Co. Ltd.	166,000	21,393
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	9,202
	Raytron Technology Co. Ltd., Class A	3,725	77,953
	Renhe Pharmacy Co. Ltd., Class A	50,100	40,290
	Richinfo Technology Co. Ltd., Class A	6,100	18,236
		Shares	Value»
CHINA — (Continued)
	Rizhao Port Co. Ltd., Class A	48,300	$19,896
	Rockchip Electronics Co. Ltd., Class A	2,100	58,512
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	60,630
*	Roshow Technology Co. Ltd., Class A	26,494	23,924
	Runjian Co. Ltd., Class A	4,700	33,412
	Sai Micro Electronics, Inc., Class A	10,400	43,107
	SAIC Motor Corp. Ltd., Class A	30,000	50,321
	Sangfor Technologies, Inc., Class A	1,600	28,634
	Sanquan Food Co. Ltd., Class A	18,800	36,882
	Sansure Biotech, Inc., Class A	5,033	11,514
	Sany Heavy Equipment International Holdings Co. Ltd.	286,000	270,907
	Sany Heavy Industry Co. Ltd., Class A	42,650	129,886
	Satellite Chemical Co. Ltd., Class A	19,803	74,251
	SDIC Capital Co. Ltd., Class A	21,700	20,970
	Sealand Securities Co. Ltd., Class A	57,400	32,662
#*	Seazen Group Ltd.	538,285	98,717
*	Seazen Holdings Co. Ltd., Class A	17,126	28,506
	Seres Group Co. Ltd., Class A	7,400	68,326
#	SF Holding Co. Ltd. 6936 HK, Class H	22,200	95,716
	SG Micro Corp., Class A	3,458	48,954
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	37,800	20,597
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	69,100	30,097
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	21,747
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	23,834

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	$27,478
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,900	34,792
*	Shandong Denghai Seeds Co. Ltd., Class A	10,100	13,128
Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	639,519
*	Shandong Haihua Co. Ltd., Class A	17,900	11,176
	Shandong Head Group Co. Ltd., Class A	11,200	32,104
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	9,135	70,714
	Shandong Hi-speed Co. Ltd., Class A	8,000	13,452
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	18,813
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	7,948
	Shandong Humon Smelting Co. Ltd., Class A	32,600	64,773
*	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	16,792
	Shandong Lukang Pharma, Class A	22,800	24,903
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	34,280
	Shandong Publishing & Media Co. Ltd., Class A	26,800	29,824
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	6,810	57,060
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	447,600	191,609
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	18,107
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	$47,289
	Shanghai AtHub Co. Ltd., Class A	10,311	37,062
	Shanghai Bailian Group Co. Ltd., Class A	31,200	37,327
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,504	32,038
	Shanghai Baolong Automotive Corp., Class A	3,300	14,145
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	18,925
	Shanghai Belling Co. Ltd., Class A	4,900	16,677
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	392	6,085
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	1,439	22,871
	Shanghai Construction Group Co. Ltd., Class A	141,200	49,556
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	21,450	30,529
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	21,979
	Shanghai Electric Group Co. Ltd., Class H	534,000	218,892
*	Shanghai Feilo Acoustics Co. Ltd., Class A	10,800	8,854
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	40,500	84,949
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	39,000	118,865
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	33,268

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	3,460	$8,438
	Shanghai Gentech Co. Ltd., Class A	4,383	32,223
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	60,127
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	18,490
*Ω	Shanghai Henlius Biotech, Inc., Class H	12,100	85,842
	Shanghai Huace Navigation Technology Ltd., Class A	7,420	31,192
	Shanghai Huayi Group Co. Ltd., Class A	49,600	60,352
*	Shanghai Industrial Urban Development Group Ltd.	504,600	14,848
#	Shanghai INT Medical Instruments Co. Ltd., Class H	9,200	39,166
	Shanghai International Airport Co. Ltd., Class A	4,600	16,823
	Shanghai Jahwa United Co. Ltd., Class A	9,800	26,714
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	24,431
	Shanghai Liangxin Electrical Co. Ltd., Class A	18,000	24,080
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	28,992
	Shanghai M&G Stationery, Inc., Class A	7,100	24,646
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	14,100	40,088
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	16,265
	Shanghai Moons' Electric Co. Ltd., Class A	1,300	9,518
		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	195,000	$299,111
	Shanghai Pret Composites Co. Ltd., Class A	17,300	23,294
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	17,330
	Shanghai Pudong Development Bank Co. Ltd., Class A	210,300	296,187
	Shanghai Putailai New Energy Technology Group Co. Ltd.	12,376	43,646
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	24,330
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,200	36,996
*	Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	25,508
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	77,266
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	25,164
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	37,313
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	95,083
	Shanghai Stonehill Technology Co. Ltd., Class A	27,200	27,246
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	29,621
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	38,842
*	Shanghai Vital Microtech Co. Ltd.	18,100	69,745
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	39,334
	Shanghai Yct Electronics Group Co. Ltd., Class A	4,550	28,838

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	$24,998
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,300	20,471
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	25,330
	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	29,702
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	31,829
	Shanjin International Gold Co. Ltd., Class A	29,800	103,194
	Shannon Semiconductor Technology Co. Ltd., Class A	5,400	116,162
	Shantui Construction Machinery Co. Ltd., Class A	34,500	57,932
*	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	25,196
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	25,681
	Shanxi Securities Co. Ltd., Class A	18,830	15,099
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	8,140	153,300
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	22,652
	Sharetronic Data Technology Co. Ltd., Class A	5,488	175,034
	Shede Spirits Co. Ltd., Class A	5,100	29,294
	Shengda Resources Co. Ltd., Class A	21,100	79,111
	Shenghe Resources Holding Co. Ltd., Class A	7,400	22,679
	Shengyi Technology Co. Ltd., Class A	12,700	198,584
*	Shenma Industry Co. Ltd., Class A	17,300	16,255
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	169,059
		Shares	Value»
CHINA — (Continued)
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,532	$22,209
	Shenzhen Aisidi Co. Ltd., Class A	32,000	47,442
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,300	15,392
	Shenzhen Bingchuan Network Co. Ltd., Class A	6,160	13,342
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	45,247
	Shenzhen Capchem Technology Co. Ltd., Class A	4,080	37,772
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	16,754
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	21,599
	Shenzhen Click Technology Co. Ltd., Class A	9,300	18,643
	Shenzhen Comix Group Co. Ltd., Class A	13,700	13,441
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	15,146
	Shenzhen Desay Battery Technology Co., Class A	6,754	24,426
*	Shenzhen Dynanonic Co. Ltd., Class A	5,152	32,606
	Shenzhen Envicool Technology Co. Ltd., Class A	10,545	74,019
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,680	88,562
#	Shenzhen Expressway Corp. Ltd., Class H	86,000	74,587
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	6,900	28,068
*	Shenzhen Fenda Technology Co. Ltd., Class A	17,300	11,085
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,286	14,135

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co. Ltd., Class A	3,000	$14,040
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	26,465
	Shenzhen Gas Corp. Ltd., Class A	37,900	36,767
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	23,804
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	15,522
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	7,600	22,600
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	22,758
	Shenzhen Honor Electronic Co. Ltd., Class A	2,100	54,888
	Shenzhen Huaqiang Industry Co. Ltd., Class A	6,100	19,675
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	114,408
#	Shenzhen International Holdings Ltd.	308,250	240,004
#*	Shenzhen Investment Ltd.	603,174	52,274
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	13,625
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	11,256
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	34,766
	Shenzhen Kaifa Technology Co. Ltd., Class A	18,400	101,308
	Shenzhen Kedali Industry Co. Ltd., Class A	4,000	107,713
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	21,848
	Shares	Value»
CHINA — (Continued)
Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,100	$27,631
Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	29,155
Shenzhen Leaguer Co. Ltd., Class A	35,800	37,658
Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	12,960
Shenzhen Megmeet Electrical Co. Ltd., Class A	5,200	82,171
Shenzhen Microgate Technology Co. Ltd., Class A	14,300	29,797
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,400	150,674
Shenzhen MTC Co. Ltd., Class A	40,800	44,784
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	66,714
Shenzhen Qingyi Photomask Ltd., Class A	4,798	19,576
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,000	19,737
Shenzhen SC New Energy Technology Corp., Class A	5,245	44,374
Shenzhen SED Industry Co. Ltd., Class A	8,900	17,822
Shenzhen SEG Co. Ltd., Class A	18,200	17,917
Shenzhen Senior Technology Material Co. Ltd., Class A	16,993	33,500
Shenzhen Sinexcel Electric Co. Ltd., Class A	11,900	59,952
Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	68,901
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	14,994

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	$111,280
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	16,789
	Shenzhen Topband Co. Ltd., Class A	25,000	38,029
*	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	15,463
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,384	127,508
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	15,345
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	14,100	34,896
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,592
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,500	29,154
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	32,559
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,540	76,118
*	Shenzhen Zhenye Group Co. Ltd., Class A	17,000	16,423
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	40,500	37,893
	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	11,100	21,839
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,357	20,925
	Shinva Medical Instrument Co. Ltd., Class A	11,960	22,983
#	Shiyue Daotian Group Co. Ltd., Class H	30,000	15,718
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	559
		Shares	Value»
CHINA — (Continued)
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	$23,569
*	Shui On Land Ltd.	780,000	53,769
*	Siasun Robot & Automation Co. Ltd., Class A	4,900	11,157
	Sichuan Changhong Electric Co. Ltd., Class A	25,600	26,313
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	110,354
	Sichuan Development Lomon Co. Ltd., Class A	39,300	49,340
	Sichuan EM Technology Co. Ltd., Class A	16,100	82,003
#	Sichuan Expressway Co. Ltd., Class H	234,000	144,215
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	19,657
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	44,427
	Sichuan Injet Electric Co. Ltd., Class A	1,800	11,658
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	16,345
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	20,522
	Sichuan New Energy Power Co. Ltd., Class A	11,600	21,025
	Sichuan Road & Bridge Group Co. Ltd., Class A	57,880	77,356
	Sichuan Swellfun Co. Ltd., Class A	5,600	24,295
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	32,126
	Sichuan Yahua Industrial Group Co. Ltd., Class A	7,500	19,456
*	SIM Technology Group Ltd.	262,000	8,715
Ω	Simcere Pharmaceutical Group Ltd.	94,000	147,898
	Sineng Electric Co. Ltd., Class A	7,980	29,287

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	1,427,000	$915,543
*	Sinocare, Inc., Class A	9,700	23,486
	Sinofert Holdings Ltd.	464,000	76,794
	Sinolink Securities Co. Ltd., Class A	30,800	39,886
	Sinoma International Engineering Co., Class A	38,800	45,785
	Sinoma Science & Technology Co. Ltd., Class A	13,400	85,486
	Sinomach Automobile Co. Ltd., Class A	45,500	35,364
	Sinomach Precision Industry Group Co. Ltd., Class A	12,000	74,872
	Sinomine Resource Group Co. Ltd., Class A	7,952	55,391
	Sinopec Engineering Group Co. Ltd., Class H	507,000	351,055
	Sinopec Kantons Holdings Ltd.	306,000	145,396
*	Sinopec Oilfield Equipment Corp., Class A	25,900	20,198
#*	Sinopec Oilfield Service Corp., Class H	906,000	74,731
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	214,000	30,888
	Sinopharm Group Co. Ltd., Class H	399,200	885,264
	Sino-Platinum Metals Co. Ltd., Class A	10,478	28,494
	Sinoseal Holding Co. Ltd., Class A	3,600	15,861
	Sinosoft Co. Ltd., Class A	19,880	41,331
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	33,588
	Sinosteel New Materials Co. Ltd., Class A	20,800	24,741
	Sinotrans Ltd., Class H	705,000	424,155
	Sinotruk Hong Kong Ltd.	192,000	995,142
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	61,886
		Shares	Value»
CHINA — (Continued)
	Skshu Paint Co. Ltd., Class A	8,493	$29,447
	Skyworth Digital Co. Ltd., Class A	29,900	41,819
	Songcheng Performance Development Co. Ltd., Class A	14,900	13,914
	Sonoscape Medical Corp., Class A	8,300	24,903
	SooChow Securities Co. Ltd., Class A	35,340	42,496
	Southern Publishing & Media Co. Ltd., Class A	11,900	21,179
	Southwest Securities Co. Ltd., Class A	58,800	36,420
	Stanley Agricultural Group Co. Ltd., Class A	22,600	29,995
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	18,758
	StarPower Semiconductor Ltd., Class A	2,660	31,631
	State Grid Information & Communication Co. Ltd., Class A	17,400	40,311
	STO Express Co. Ltd., Class A	35,000	72,989
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	29,020
	Sumavision Technologies Co. Ltd., Class A	21,300	14,319
	Sumec Corp. Ltd., Class A	48,500	80,251
#	Sun Art Retail Group Ltd.	314,500	47,803
*	Sun Create Electronics Co. Ltd., Class A	2,704	6,931
	Sun King Technology Group Ltd.	240,000	41,684
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	29,057
	Sungrow Power Supply Co. Ltd., Class A	24,640	378,919
	Sunny Optical Technology Group Co. Ltd.	106,500	761,173

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunresin New Materials Co. Ltd., Class A	7,875	$68,273
	Sunrise Group Co. Ltd., Class A	26,000	22,619
#*	Sunshine Lake Pharma Co. Ltd., Class H	24,041	128,016
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	22,863
	Sunwoda Electronic Co. Ltd., Class A	13,100	36,977
	Suofeiya Home Collection Co. Ltd., Class A	12,600	16,129
	SUPCON Technology Co. Ltd., Class A	3,434	47,295
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	29,339
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,100	408,577
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	43,300	23,919
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	13,249
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	19,735
	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,370	36,302
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	22,334
	Suzhou TFC Optical Communication Co. Ltd., Class A	8,887	224,143
	Suzhou TZTEK Technology Co. Ltd., Class A	2,317	23,504
	SY Holdings Group Ltd.	86,000	78,388
	Symphony Holdings Ltd.	330,000	55,083
*	SYoung Group Co. Ltd., Class A	10,900	32,648
*	Taiji Computer Corp. Ltd., Class A	10,439	22,785
	TangShan Port Group Co. Ltd., Class A	54,500	39,153
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	$62,432
#*	Tanwan, Inc.	25,400	33,112
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	36,779
	TCL Electronics Holdings Ltd.	289,000	594,642
	Tellhow Sci-Tech Co. Ltd., Class A	14,600	17,330
*	Telling Telecommunication Holding Co. Ltd., Class A	25,400	31,699
	Ten Pao Group Holdings Ltd.	140,000	29,981
	Tencent Holdings Ltd.	517,400	31,614,685
	Tencent Music Entertainment Group, ADR	114,507	1,082,091
	Tenfu Cayman Holdings Co. Ltd.	46,000	15,477
	Three Squirrels, Inc., Class A	7,900	21,319
	Thunder Software Technology Co. Ltd., Class A	3,000	26,907
	Tian An China Investment Co. Ltd.	112,000	51,032
#	Tian Lun Gas Holdings Ltd.	55,500	18,899
*	Tianfeng Securities Co. Ltd., Class A	38,200	21,013
	Tiangong International Co. Ltd.	216,000	80,870
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	7,700	13,481
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	21,966
	Tianjin Port Co. Ltd., Class A	70,200	46,084
	Tianjin Port Development Holdings Ltd.	304,000	24,068
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	20,664
*	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	32,700	17,098

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianneng Power International Ltd.	130,000	$84,039
*	Tianqi Lithium Corp., Class H	45,600	194,237
	Tianrun Industry Technology Co. Ltd., Class A	36,500	45,307
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	82,985
	Tibet Mineral Development Co. Ltd., Class A	7,900	26,060
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	54,308
	Time Interconnect Technology Ltd.	88,000	147,547
	Tinergy Chemical Co. Ltd., Class A	31,790	21,842
	Tingyi Cayman Islands Holding Corp.	242,000	366,511
*	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	34,121
	TK Group Holdings Ltd.	30,000	6,510
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	30,107
	Toly Bread Co. Ltd., Class A	26,129	16,768
	Tomson Group Ltd.	221,689	64,322
	Tongcheng Travel Holdings Ltd.	354,400	645,177
	Tongguan Gold Group Ltd.	196,000	51,491
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	24,651
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	5,500	13,824
	Tongkun Group Co. Ltd., Class A	31,900	105,840
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	49,423
	Tongling Nonferrous Metals Group Co. Ltd., Class A	85,900	79,320
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	21,162
		Shares	Value»
CHINA — (Continued)
	Topchoice Medical Corp., Class A	7,089	$38,742
*	Topsec Technologies Group, Inc., Class A	38,100	37,158
Ω	Topsports International Holdings Ltd.	765,000	132,269
	Toread Holdings Group Co. Ltd., Class A	26,900	36,616
#	Towngas Smart Energy Co. Ltd.	307,626	137,303
*	TPV Technology Co. Ltd., Class A	71,200	23,629
	Transfar Zhilian Co. Ltd., Class A	34,400	24,605
	TravelSky Technology Ltd., Class H	97,000	106,995
	Triangle Tyre Co. Ltd., Class A	10,100	19,844
*	Trigiant Group Ltd.	140,000	22,181
*	Trip.com Group Ltd. (9961 HK)	46,900	2,197,287
*	Trip.com Group Ltd. (TCOM US), ADR	38,258	1,798,509
	Triumph Science & Technology Co. Ltd., Class A	7,400	16,431
	Truking Technology Ltd., Class A	10,500	13,106
	Tsingtao Brewery Co. Ltd., Class H	130,000	772,892
	TSP Wind Power Group Co. Ltd., Class A	28,400	32,258
#*Ω	Tuhu Car, Inc.	33,700	51,993
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	31,938
	Unilumin Group Co. Ltd., Class A	43,100	32,444
#	Uni-President China Holdings Ltd.	188,000	180,836
	Unisplendour Corp. Ltd., Class A	24,580	126,734
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	72,380
*	UTour Group Co. Ltd., Class A	19,400	14,875
	Valiant Co. Ltd., Class A	18,500	35,014
*	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	7,216
	Vatti Corp. Ltd., Class A	13,500	9,698

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	$20,049
*	Venustech Group, Inc., Class A	11,700	24,284
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	1,465	41,716
	Vipshop Holdings Ltd., ADR	75,218	1,153,844
	Visual China Group Co. Ltd., Class A	5,600	14,900
*Ω	Viva Biotech Holdings	172,000	28,479
*	VOYAH Automobile Technology Co. Ltd., Class H	136,420	50,374
	Walvax Biotechnology Co. Ltd., Class A	19,100	34,872
	Wangneng Environment Co. Ltd., Class A	8,600	18,263
	Wangsu Science & Technology Co. Ltd., Class A	17,700	36,854
#	Wanguo Gold Group Ltd.	176,000	236,762
	Want Want China Holdings Ltd.	593,000	255,211
	Wanxiang Qianchao Co. Ltd., Class A	31,300	51,986
	Warom Technology, Inc. Co., Class A	7,000	16,987
	Wasion Holdings Ltd.	134,000	301,588
	Weibo Corp. (9898 HK), Class A	3,060	24,781
#	Weibo Corp. (WB US), Sponsored ADR	4,982	40,603
	Weichai Power Co. Ltd., Class H	532,000	2,224,399
	Weifu High-Technology Group Co. Ltd., Class A	15,600	41,399
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	47,219
	Weilong Delicious Global Holdings Ltd.	51,400	55,462
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	30,754
	Western Mining Co. Ltd., Class A	31,700	180,441
	Western Region Gold Co. Ltd., Class A	7,100	26,810
		Shares	Value»
CHINA — (Continued)
	Western Securities Co. Ltd., Class A	43,700	$43,753
	Western Superconducting Technologies Co. Ltd., Class A	3,942	30,780
	Wharf Holdings Ltd.	153,000	383,057
	Willfar Information Technology Co. Ltd., Class A	4,219	18,700
*	Winall Hi-Tech Seed Co. Ltd., Class A	4,147	3,143
	Windey Energy Technology Group Co. Ltd., Class A	7,410	12,948
*	Winning Health Technology Group Co. Ltd., Class A	28,000	31,430
	Wolong Electric Group Co. Ltd., Class A	14,400	67,636
*	World Union Group, Inc., Class A	32,800	10,210
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	80,675
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	73,819
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	34,622
*	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	12,978
*	Wuhan Guide Infrared Co. Ltd., Class A	21,106	39,351
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	53,623
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	36,733
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	27,823
	Wuhu Token Science Co. Ltd., Class A	37,700	37,142
	Wuliangye Yibin Co. Ltd., Class A	9,812	113,348
	WUS Printed Circuit Kunshan Co. Ltd., Class A	16,990	260,943
Ω	WuXi AppTec Co. Ltd., Class H	56,500	1,158,659

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Autowell Technology Co. Ltd., Class A	4,688	$26,293
*Ω	Wuxi Biologics Cayman, Inc.	393,000	1,939,652
	Wuxi Boton Technology Co. Ltd., Class A	5,900	16,875
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	59,021
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,000	20,042
	Wuxi NCE Power Co. Ltd., Class A	5,740	41,250
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	34,157
	Wuxi Taiji Industry Ltd. Co., Class A	33,600	85,426
*	WuXi XDC Cayman, Inc.	30,500	201,188
	XCMG Construction Machinery Co. Ltd., Class A	111,700	148,291
#	XD, Inc.	32,000	194,280
	XGD, Inc., Class A	12,100	35,300
	Xiamen Bank Co. Ltd., Class A	41,100	47,477
	Xiamen C & D, Inc., Class A	53,600	71,299
	Xiamen Faratronic Co. Ltd., Class A	2,700	54,703
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	5,100	24,081
	Xiamen International Airport Co. Ltd., Class A	11,480	25,315
	Xiamen Intretech, Inc., Class A	7,090	22,959
	Xiamen ITG Group Corp. Ltd., Class A	57,300	50,117
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	10,629
	Xiamen Kingdomway Group Co., Class A	13,000	27,245
	Xiamen Tungsten Co. Ltd., Class A	10,100	70,284
	Xiamen Xiangyu Co. Ltd., Class A	41,506	41,236
		Shares	Value»
CHINA — (Continued)
	Xi'an Bright Laser Technologies Co. Ltd., Class A	1,025	$12,362
*	Xian International Medical Investment Co. Ltd., Class A	16,900	10,653
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	49,324
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	17,003
	Xiandai Investment Co. Ltd., Class A	41,500	23,120
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	37,782
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	32,723
*Ω	Xiaomi Corp., Class B	1,338,800	4,912,704
	Xinfengming Group Co. Ltd., Class A	35,700	103,342
	Xingfa Aluminium Holdings Ltd.	41,000	34,876
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	116,000	147,469
	Xinhuanet Co. Ltd., Class A	11,726	28,878
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	8,887
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	24,358
	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	23,344
	Xinyi Energy Holdings Ltd.	465,286	53,340
	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	28,792
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	28,683
*	XPeng, Inc., Class A	145,300	942,459
	Xtep International Holdings Ltd.	348,682	168,044
	Xuji Electric Co. Ltd., Class A	21,100	71,309
#*	Xunlei Ltd., ADR	19,606	104,696
Ω	Yadea Group Holdings Ltd.	314,653	431,256

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	4,830	$37,216
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	17,991
	Yantai China Pet Foods Co. Ltd., Class A	5,400	26,606
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	19,549
	Yantai Eddie Precision Machinery Co. Ltd., Class A	9,680	28,090
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	8,800	175,563
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	35,653
*	Yatsen Holding Ltd., ADR	25,009	85,781
	YD Electronic Technology Co. Ltd., Class A	6,600	56,153
#*	Yeahka Ltd.	59,600	37,436
	Yealink Network Technology Corp. Ltd., Class A	12,772	73,565
	Yeebo International Holdings Ltd.	42,000	16,860
	YGSOFT, Inc., Class A	25,800	21,182
	Yifan Pharmaceutical Co. Ltd., Class A	13,800	20,985
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,941	46,952
	Yihai International Holding Ltd.	83,752	165,958
	Yindu Kitchen Equipment Co. Ltd., Class A	8,410	13,462
	Yiren Digital Ltd., Sponsored ADR	11,804	13,102
Ω	Yixin Group Ltd.	253,500	43,193
	Yixintang Pharmaceutical Group Co. Ltd., Class A	10,200	17,645
	Yizumi Holdings Co. Ltd., Class A	9,100	28,774
	Yonfer Agricultural Technology Co. Ltd., Class A	31,800	65,927
		Shares	Value»
CHINA — (Continued)
*	Yonghui Superstores Co. Ltd., Class A	30,400	$14,805
	Yotrio Group Co. Ltd., Class A	40,700	16,272
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	16,984
#*	Youdao, Inc., ADR	4,721	79,313
	Youngor Fashion Co. Ltd., Class A	66,900	77,883
	Youngy Co. Ltd., Class A	6,400	58,356
*	Youzu Interactive Co. Ltd., Class A	21,100	35,331
	YTO Express Group Co. Ltd., Class A	32,600	91,064
	Yuanbao, Inc., ADR	755	10,147
#	Yuexiu Property Co. Ltd.	328,800	151,719
	Yuexiu Transport Infrastructure Ltd.	192,000	90,973
	YUNDA Holding Group Co. Ltd., Class A	61,380	62,935
	Yunnan Copper Co. Ltd., Class A	22,100	51,899
*	Yunnan Energy New Material Group Co. Ltd., Class A	5,600	43,649
	Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	27,635
	Yunnan Tin Co. Ltd., Class A	30,700	154,848
	Yusys Technologies Co. Ltd., Class A	7,040	17,333
	Yutong Bus Co. Ltd., Class A	28,600	136,484
#*	Zai Lab Ltd. 9688 HK	17,400	31,706
	Zangge Mining Co. Ltd., Class A	3,400	40,509
	ZCZL Industrial Technology Group Co. Ltd., Class H	61,800	110,847
	Zengame Technology Holding Ltd.	112,000	34,552
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,629	54,373
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	494,725
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	8,011

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhefu Holding Group Co. Ltd., Class A	75,300	$51,407
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	29,473
	Zhejiang Century Huatong Group Co. Ltd., Class A	35,300	70,807
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	2,300	21,952
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	50,289
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	90,818
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	40,950
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	36,279
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	48,322
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	71,752
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	51,657
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	65,621
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	43,956
	Zhejiang Expressway Co. Ltd., Class H	412,160	364,967
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	16,566
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	34,282
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	25,200	18,957
	Zhejiang Hailiang Co. Ltd., Class A	28,200	76,783
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	$26,426
	Zhejiang HangKe Technology, Inc. Co., Class A	5,605	17,358
	Zhejiang Hangmin Co. Ltd., Class A	16,190	16,045
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	13,314
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	35,475
	Zhejiang Huace Film & Television Co. Ltd., Class A	39,600	40,936
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	4,400	7,175
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	49,512
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	18,586
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	18,643
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,800	38,772
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	46,287
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	21,589
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	51,422
*Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	45,700	233,301
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	58,194
	Zhejiang Medicine Co. Ltd., Class A	18,416	33,017
	Zhejiang NHU Co. Ltd., Class A	35,748	158,916

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Orient Holdings Group Co. Ltd., Class A	32,670	$25,148
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	15,290
	Zhejiang Runtu Co. Ltd., Class A	42,100	85,468
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	72,249
	Zhejiang Semir Garment Co. Ltd., Class A	33,100	30,481
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	24,552
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	16,520
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	25,039
	Zhejiang Supor Co. Ltd., Class A	3,700	23,905
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,700	19,983
	Zhejiang Wanliyang Co. Ltd., Class A	22,800	19,016
	Zhejiang Wanma Co. Ltd., Class A	19,100	29,329
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	18,600	42,138
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	40,273
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	35,699
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	28,400
	Zhejiang XCC Group Co. Ltd., Class A	5,000	38,433
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	19,573
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	39,010
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	$12,244
	Zhejiang Yinlun Machinery Co. Ltd., Class A	6,700	38,126
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,600	17,247
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	52,060
	Zhende Medical Co. Ltd., Class A	2,900	39,078
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	13,402
	Zheshang Securities Co. Ltd., Class A	34,100	48,289
*	Zhewen Interactive Group Co. Ltd., Class A	24,600	28,477
*	Zhihu, Inc.	10,900	11,739
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	248,900	352,298
	Zhongji Innolight Co. Ltd., Class A	10,800	1,438,183
	Zhongjin Gold Corp. Ltd., Class A	45,100	154,154
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	20,062
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	72,141
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	31,510
*	Zhongsheng Group Holdings Ltd.	172,000	99,505
	Zhongtai Securities Co. Ltd., Class A	11,600	9,698
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	26,588
#	Zhongyu Energy Holdings Ltd.	143,000	44,793
#Ω	Zhongyuan Bank Co. Ltd., Class H	309,000	11,031

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	100,000	$16,581
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	15,719
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	112,900	484,662
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	3,900	27,430
	Zhuzhou Kibing Group Co. Ltd., Class A	35,900	30,136
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	63,178
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	25,469
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,200	21,830
	ZJAMP Group Co. Ltd., Class A	17,100	20,043
#Ω	ZJLD Group, Inc.	79,000	80,272
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	286,400	276,636
	ZTO Express Cayman, Inc. (2057 HK)	37,600	899,813
	ZTO Express Cayman, Inc. (ZTO US), ADR	14,387	345,576
	ZWSOFT Co. Ltd. Guangzhou, Class A	3,029	21,613
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	29,500	71,602
TOTAL CHINA			273,620,782
COLOMBIA — (0.2%)
	Almacenes Exito SA	8,710	12,975
	Banco de Bogota SA	1,014	12,457
	Celsia SA	63,453	100,760
	Grupo Cibest SA CIB US, ADR	9,294	859,881
	Grupo Cibest SA CIBEST CB	20,019	567,381
	Grupo Energia Bogota SA ESP	179,125	162,659
	Interconexion Electrica SA ESP	30,776	291,663
	Mineros SA	38,644	194,750
		Shares	Value»
COLOMBIA — (Continued)
	Organizacion Terpel SA	4,127	$23,284
	Promigas SA ESP	50,032	105,455
TOTAL COLOMBIA			2,331,265
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	6,954	348,254
Ω	Moneta Money Bank AS	44,295	405,701
TOTAL CZECH REPUBLIC			753,955
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	101,145	275,339
GREECE — (0.6%)
#*	Aktor SA Holding Co. Technical & Energy Projects	7,411	89,924
#	Allwyn AG	33,126	512,020
	Alpha Bank SA	178,924	887,236
#	Athens International Airport SA	6,027	73,451
	Athens Water Supply & Sewage Co. SA	6,473	85,104
	Autohellas Tourist & Trading SA	5,765	77,263
	Avax SA	7,770	30,532
	Bank of Greece	5,575	96,542
	Cenergy Holdings SA	9,315	232,650
	Ellaktor SA	12,375	18,242
	ElvalHalcor SA	15,641	67,946
	Eurobank SA	187,823	970,584
	Fourlis Holdings SA	10,711	50,510
	GEK Terna SA	5,108	267,379
	Hellenic Telecommunications Organization SA	14,845	342,610
	Helleniq Energy Holdings SA	31,421	470,042
#	Ideal Holdings SA	8,352	58,084
	Intracom Holdings SA	9,729	33,862
	Jumbo SA	17,719	495,133
	Kri-Kri Milk Industry SA	2,713	88,177
*	LAMDA Development SA	8,979	65,690
	Lavipharm SA	13,888	25,524
	Motor Oil Hellas Corinth Refineries SA	20,367	1,196,495
	National Bank of Greece SA	40,552	758,770

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Optima bank SA	17,068	$206,773
	Piraeus Port Authority SA	1,629	83,174
	Profile Systems & Software SA	3,854	40,018
	Quest Holdings SA	8,669	71,743
	Sarantis SA	5,551	92,751
	Thrace Plastics Holding & Co.	3,797	20,827
TOTAL GREECE			7,509,056
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	98,000	10,606
HUNGARY — (0.4%)
*	4iG Nyrt	5,746	31,848
#	ANY Security Printing Co.	683	14,535
	Magyar Telekom Telecommunications PLC	88,967	771,237
*	MASTERPLAST Nyrt	1,147	10,262
	OTP Bank Nyrt	22,647	3,354,967
	Richter Gedeon Nyrt	15,998	596,072
TOTAL HUNGARY			4,778,921
INDIA — (12.6%)
	360 ONE WAM Ltd.	47,676	566,852
	3M India Ltd.	465	169,850
	63 Moons Technologies Ltd.	6,370	63,228
	Aarti Industries Ltd.	14,842	75,616
	ABB India Ltd.	6,445	488,953
	Action Construction Equipment Ltd.	15,331	171,866
*	Adani Energy Solutions Ltd.	4,576	78,563
*	Adani Green Energy Ltd.	17,622	254,441
	Adani Total Gas Ltd.	27,211	185,888
	ADF Foods Ltd.	12,605	35,797
*	Aditya Birla Capital Ltd.	302,307	1,282,679
*	Aditya Birla Lifestyle Brands Ltd.	51,393	50,934
	Aditya Birla Sun Life Asset Management Co. Ltd.	10,181	107,683
Ω	Aditya Vision Ltd.	1,609	10,456
	Advanced Enzyme Technologies Ltd.	11,626	38,506
	Aegis Logistics Ltd.	43,099	576,305
	Ahluwalia Contracts India Ltd.	5,052	43,655
	AIA Engineering Ltd.	2,053	97,874
	Ajanta Pharma Ltd.	10,574	384,541
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	9,666	$80,769
	Alkem Laboratories Ltd.	7,590	456,124
*	Allcargo Global Ltd.	123,978	15,813
*	Allcargo Logistics Ltd.	222,012	18,673
	Amara Raja Energy & Mobility Ltd.	13,720	130,655
*	Amber Enterprises India Ltd.	2,285	177,890
	Amrutanjan Health Care Ltd.	1,522	8,208
	Anant Raj Ltd.	23,144	150,878
	Angel One Ltd.	138,710	432,331
	Anup Engineering Ltd.	1,400	31,622
	Apar Industries Ltd.	5,389	812,781
	APL Apollo Tubes Ltd.	57,568	1,090,573
	Apollo Hospitals Enterprise Ltd.	3,755	351,655
	Apollo Tyres Ltd.	18,008	81,119
	Aptus Value Housing Finance India Ltd.	19,676	53,690
	Arvind Fashions Ltd.	24,134	113,609
	Arvind SmartSpaces Ltd.	4,403	27,250
	Ashapura Minechem Ltd.	2,437	18,012
	Ashiana Housing Ltd.	10,235	42,015
	Ashok Leyland Ltd.	1,062,128	1,843,521
*	Ashoka Buildcon Ltd.	41,864	53,041
	Asian Paints Ltd.	39,567	1,134,297
Ω	Aster DM Quality Care Ltd.	7,602	65,335
	Astra Microwave Products Ltd.	8,051	156,607
	Astral Ltd.	11,169	169,635
	AstraZeneca Pharma India Ltd.	1,479	125,571
	AurionPro Solutions Ltd.	5,307	40,831
	Automotive Axles Ltd.	548	10,344
*Ω	Avalon Technologies Ltd.	1,917	36,272
	Avanti Feeds Ltd.	10,804	102,079
*Ω	Avenue Supermarts Ltd.	8,591	353,262
*	AvenuesAI Ltd.	215,377	35,606
	AWL Agri Business Ltd.	29,745	58,793
	Axis Bank Ltd. (AXSB IN)	66,855	859,233
*	AXISCADES Technologies Ltd.	6,885	111,959
	Bajaj Auto Ltd.	6,914	834,483
*	Bajaj Consumer Care Ltd.	18,187	99,880

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Finance Ltd.	235,656	$2,817,104
	Bajaj Finserv Ltd.	30,941	658,258
	Balrampur Chini Mills Ltd.	39,453	243,897
	Banco Products India Ltd.	7,160	47,754
Ω	Bandhan Bank Ltd.	201,239	366,579
	Bank of India	138,098	199,190
	Bank of Maharashtra	149,303	123,986
	BASF India Ltd.	4,120	157,323
	Bata India Ltd.	14,808	107,858
	Bayer CropScience Ltd.	3,801	168,132
	BEML Ltd.	9,636	176,253
	Berger Paints India Ltd.	58,234	316,735
*	BF Utilities Ltd.	6,688	40,080
	Bhansali Engineering Polymers Ltd.	24,745	30,109
	Bharat Bijlee Ltd.	1,886	50,045
	Bharat Electronics Ltd.	537,864	2,185,821
	Bharat Heavy Electricals Ltd.	140,817	599,507
	Bharat Petroleum Corp. Ltd.	219,760	735,466
	Bharat Rasayan Ltd.	1,172	15,712
	Bharti Airtel Ltd.	164,503	3,391,627
	Biocon Ltd.	67,582	301,627
	BirlaNu Ltd.	812	11,418
	Birlasoft Ltd.	54,584	173,150
	Black Box Ltd.	20,920	165,717
	Blue Dart Express Ltd.	709	38,116
	Blue Star Ltd.	28,323	498,059
	Bombay Burmah Trading Co.	4,859	76,197
	Bosch Ltd.	870	374,323
	Brigade Enterprises Ltd.	15,877	96,016
*	Brightcom Group Ltd.	280,280	27,522
	Britannia Industries Ltd.	15,064	853,079
*	Camlin Fine Sciences Ltd.	23,765	31,843
	Campus Activewear Ltd.	8,701	20,208
	Can Fin Homes Ltd.	20,858	178,373
*	Capacit'e Infraprojects Ltd.	12,030	27,096
	Caplin Point Laboratories Ltd.	6,444	169,306
	Carborundum Universal Ltd.	20,681	229,838
	Care Ratings Ltd.	849	15,160
*	Cartrade Tech Ltd.	6,926	197,171
	Carysil Ltd.	1,864	23,003
	Castrol India Ltd.	167,976	326,175
	CCL Products India Ltd.	5,632	68,146
		Shares	Value»
INDIA — (Continued)
	CE Info Systems Ltd.	3,487	$43,479
	Ceat Ltd.	2,348	84,521
	Cello World Ltd.	1,776	6,396
	Cemindia Projects Ltd.	23,769	338,179
	Central Depository Services India Ltd.	20,712	288,930
	Centum Electronics Ltd.	521	19,380
	Century Enka Ltd.	1,684	10,711
	Century Plyboards India Ltd.	20,485	171,106
	Cera Sanitaryware Ltd.	1,360	87,394
	CG Power & Industrial Solutions Ltd.	93,195	841,651
	Chalet Hotels Ltd.	5,660	48,066
	Chambal Fertilisers & Chemicals Ltd.	35,229	161,942
	Chennai Petroleum Corp. Ltd.	11,761	155,115
*	Choice International Ltd.	9,080	78,280
	Cholamandalam Financial Holdings Ltd.	24,973	403,531
	Cholamandalam Investment & Finance Co. Ltd.	60,857	1,176,336
	CIE Automotive India Ltd.	22,908	97,937
	CMS Info Systems Ltd.	21,891	60,401
Ω	Cochin Shipyard Ltd.	14,448	216,556
	Coforge Ltd.	88,668	1,600,149
	Colgate-Palmolive India Ltd.	39,875	864,428
	Computer Age Management Services Ltd.	47,600	396,545
	Container Corp. of India Ltd.	34,714	190,733
	Coromandel International Ltd.	47,641	1,038,436
	Cosmo First Ltd.	1,123	10,521
	Craftsman Automation Ltd.	2,885	298,652
*	CreditAccess Grameen Ltd.	12,386	206,325
	CRISIL Ltd.	4,179	190,057
	Crompton Greaves Consumer Electricals Ltd.	80,918	220,551
	Cummins India Ltd.	24,226	1,399,217
	Cyient Ltd.	16,263	144,677
	Dabur India Ltd.	52,570	232,313
	Datamatics Global Services Ltd.	1,949	17,103

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DB Corp. Ltd.	7,571	$16,556
	Deep Industries Ltd.	3,825	23,970
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	258,523
	Deepak Nitrite Ltd.	14,395	250,058
*	Delhivery Ltd.	52,042	262,047
	Delta Corp. Ltd.	19,778	13,039
*	Dhanlaxmi Bank Ltd.	78,780	26,442
	Dhanuka Agritech Ltd.	4,415	46,788
*	Digitide Solutions Ltd.	21,752	23,203
	Dixon Technologies India Ltd.	7,615	1,096,931
	Dodla Dairy Ltd.	2,492	27,224
Ω	Dr. Lal PathLabs Ltd.	19,982	398,015
#	Dr. Reddy's Laboratories Ltd., ADR	10,840	128,454
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	69,669	833,976
	Dynacons Systems & Solutions Ltd.	3,186	41,105
	eClerx Services Ltd.	16,206	314,066
	Eicher Motors Ltd.	15,100	1,239,149
*	EID Parry India Ltd.	27,259	217,371
	Eimco Elecon India Ltd.	645	12,015
	Elecon Engineering Co. Ltd.	17,357	76,011
	Elgi Equipments Ltd.	40,818	243,327
	Emami Ltd.	45,665	190,440
*	Embassy Developments Ltd.	17,977	11,467
Ω	Endurance Technologies Ltd.	6,416	184,911
	Engineers India Ltd.	53,759	123,946
	EPL Ltd.	36,504	84,949
*Ω	Equitas Small Finance Bank Ltd.	119,737	94,061
Ω	Eris Lifesciences Ltd.	11,571	164,155
	ESAB India Ltd.	1,334	78,720
	Escorts Kubota Ltd.	8,042	260,061
*	Eternal Ltd.	159,024	504,302
*	Eureka Forbes Ltd.	10,298	48,169
	Eveready Industries India Ltd.	2,554	9,164
	FDC Ltd.	13,171	56,612
	Federal Bank Ltd.	105,157	395,117
	Filatex India Ltd.	43,861	33,741
	Fine Organic Industries Ltd.	1,346	67,948
	Fineotex Chemical Ltd.	101,620	41,922
	Finolex Cables Ltd.	17,633	182,610
	Finolex Industries Ltd.	56,470	95,993
	Firstsource Solutions Ltd.	110,374	349,235
		Shares	Value»
INDIA — (Continued)
	Force Motors Ltd.	1,571	$293,936
	Fortis Healthcare Ltd.	95,400	943,563
*	FSN E-Commerce Ventures Ltd.	212,455	743,520
*	Fusion Finance Ltd.	19,024	41,390
	G R Infraprojects Ltd.	1,451	13,448
	Gabriel India Ltd.	11,003	166,335
	Galaxy Surfactants Ltd.	1,834	37,554
	Ganesh Housing Ltd.	6,076	47,116
	Gateway Distriparks Ltd.	66,948	40,657
	GE Vernova T&D India Ltd.	16,801	757,888
	Gillette India Ltd.	1,248	99,552
Ω	Gland Pharma Ltd.	2,287	60,036
	GlaxoSmithKline Pharmaceuticals Ltd.	10,246	284,578
	Glenmark Pharmaceuticals Ltd.	25,958	612,044
	Global Health Ltd.	9,313	137,122
	Globus Spirits Ltd.	1,069	9,874
	GMM Pfaudler Ltd.	6,699	60,848
*	GMR Airports Ltd.	368,392	406,353
	Godrej Consumer Products Ltd.	41,872	467,792
*	Godrej Properties Ltd.	21,424	471,723
*	Gokul Agro Resources Ltd.	14,016	33,039
	Goldiam International Ltd.	12,785	50,332
	Goodluck India Ltd.	1,294	20,524
	Granules India Ltd.	32,588	282,768
*	Gravita India Ltd.	3,365	57,036
	Greaves Cotton Ltd.	27,270	68,011
	Greenlam Industries Ltd.	10,968	28,977
	Greenply Industries Ltd.	28,877	85,729
	Grindwell Norton Ltd.	4,821	107,209
	GSPL Transmission Ltd.	30,744	48,338
	Gujarat Energy Ltd.	92,234	268,027
	Gujarat Pipavav Port Ltd.	75,513	119,047
	Gujarat State Fertilizers & Chemicals Ltd.	43,956	73,275
	Gulf Oil Lubricants India Ltd.	3,376	37,711
*	Hathway Cable & Datacom Ltd.	100,039	11,300
	Hatsun Agro Product Ltd.	7,427	69,357
	Havells India Ltd.	32,078	423,684

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HBL Engineering Ltd.	22,713	$171,141
	HCL Technologies Ltd.	116,136	1,640,761
Ω	HDFC Asset Management Co. Ltd.	19,970	547,580
Ω	HDFC Life Insurance Co. Ltd.	37,280	215,136
*	HealthCare Global Enterprises Ltd. HCG IN	15,212	107,611
	Heritage Foods Ltd.	11,224	38,821
	Hero MotoCorp Ltd. (HMCL IN)	22,400	1,264,957
	HFCL Ltd.	171,646	349,156
	HG Infra Engineering Ltd.	3,130	17,659
	Himadri Speciality Chemical Ltd.	30,118	235,933
*	Hinduja Global Solutions Ltd.	5,135	22,705
	Hindustan Aeronautics Ltd.	20,127	979,872
	Hindustan Copper Ltd.	31,109	161,004
*	Hindustan Foods Ltd.	5,182	31,173
	Hindustan Petroleum Corp. Ltd.	80,038	325,461
	Hindustan Unilever Ltd.	55,165	1,213,228
*	Hindware Home Innovation Ltd.	4,999	11,618
	Hitachi Energy India Ltd.	1,840	618,782
Ω	Home First Finance Co. India Ltd.	15,090	187,792
	Honda India Power Products Ltd.	808	17,776
	Housing & Urban Development Corp. Ltd.	67,216	137,032
	HPL Electric & Power Ltd.	3,653	12,660
*	Hubtown Ltd.	7,652	15,299
	Hyundai Motor India Ltd.	789	18,054
	ICICI Bank Ltd. (IBN US), Sponsored ADR	134,576	4,035,934
	ICICI Bank Ltd. (ICICIBC IN)	93,878	1,409,432
Ω	ICICI Lombard General Insurance Co. Ltd.	21,320	363,529
Ω	ICICI Prudential Life Insurance Co. Ltd.	40,878	221,413
*	IFB Industries Ltd.	2,098	28,703
*	IFCI Ltd.	73,662	58,862
	IIFL Capital Services Ltd.	37,261	131,992
		Shares	Value»
INDIA — (Continued)
	IIFL Finance Ltd.	1,233	$7,841
*	Imagicaaworld Entertainment Ltd.	21,746	10,650
Ω	IndiaMart InterMesh Ltd.	4,815	90,601
Ω	Indian Energy Exchange Ltd.	53,641	74,138
	Indian Railway Catering & Tourism Corp. Ltd.	37,774	194,023
Ω	Indian Railway Finance Corp. Ltd.	215,994	201,603
	Indigo Paints Ltd.	5,162	60,263
	Indraprastha Gas Ltd.	41,797	66,568
	Indraprastha Medical Corp. Ltd.	14,570	55,766
	Info Edge India Ltd.	56,574	727,053
	Infosys Ltd. (INFO IN)	211,317	2,509,801
#	Infosys Ltd. (INFY US), Sponsored ADR	235,252	2,830,082
	Innova Captab Ltd.	821	8,390
*	Inox Wind Ltd.	54,917	44,973
	Insecticides India Ltd.	1,206	8,101
	Intellect Design Arena Ltd.	13,903	104,918
	IOL Chemicals & Pharmaceuticals Ltd.	10,585	16,223
	ION Exchange India Ltd.	17,344	76,231
	IRB Infrastructure Developers Ltd.	802,180	167,988
Ω	IRCON International Ltd.	77,768	102,808
	ISGEC Heavy Engineering Ltd.	4,973	43,232
	ITC Hotels Ltd.	6,149	10,447
	J Kumar Infraprojects Ltd.	8,288	41,866
*	Jain Irrigation Systems Ltd.	40,771	12,770
	Jammu & Kashmir Bank Ltd.	103,452	169,294
	Jamna Auto Industries Ltd.	41,400	56,838
	Jash Engineering Ltd.	3,840	20,271
	Jindal Poly Films Ltd.	4,062	26,942
	Jindal Saw Ltd.	40,752	108,690
	Jindal Stainless Ltd.	22,846	175,635
	Jio Financial Services Ltd.	183,847	493,375
*	JITF Infralogistics Ltd.	984	3,501
	JK Paper Ltd.	17,350	70,877
	JK Tyre & Industries Ltd.	5,058	21,143
	JM Financial Ltd.	129,970	166,269
	JSW Dulux Ltd.	3,858	119,045

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JTEKT India Ltd.	6,810	$10,015
	Jubilant Pharmova Ltd.	12,704	125,041
*	Jupiter Wagons Ltd.	15,023	40,720
*	Just Dial Ltd.	1,940	14,603
	Jyothy Labs Ltd.	32,517	67,980
*	Jyoti Structures Ltd.	183,985	20,801
	Kalpataru Projects International Ltd.	27,940	372,111
	Kalyan Jewellers India Ltd.	55,036	353,532
	Kansai Nerolac Paints Ltd.	45,691	94,348
	Karnataka Bank Ltd.	46,083	137,062
	Kaveri Seed Co. Ltd.	5,664	46,348
	KDDL Ltd.	1,379	47,464
	KEC International Ltd.	24,540	120,871
	KEI Industries Ltd.	16,302	852,682
*	Kellton Tech Solutions Ltd.	127,720	19,053
*	Kiri Industries Ltd.	4,098	17,775
	Kirloskar Brothers Ltd.	5,926	116,622
	Kirloskar Industries Ltd.	167	6,877
	Kirloskar Oil Engines Ltd.	24,296	554,174
	Kirloskar Pneumatic Co. Ltd.	3,480	53,902
	KNR Constructions Ltd.	30,731	39,104
*	Kolte-Patil Developers Ltd.	8,425	33,814
	Kotak Mahindra Bank Ltd.	191,931	781,691
	KPIT Technologies Ltd.	45,126	281,815
	KRBL Ltd.	2,328	8,562
*Ω	Krishna Institute of Medical Sciences Ltd.	42,752	361,878
	Krsnaa Diagnostics Ltd.	1,566	8,631
	KSB Ltd.	13,940	124,332
	Laxmi Organic Industries Ltd.	6,427	12,035
	LG Balakrishnan & Bros Ltd.	3,409	56,577
	LIC Housing Finance Ltd.	75,990	416,378
	Lloyds Metals & Energy Ltd.	24,249	517,490
	LMW Ltd.	497	82,824
Ω	Lodha Developers Ltd.	28,606	372,655
	LT Foods Ltd.	45,711	197,803
	Lumax Auto Technologies Ltd.	5,511	90,664
	Lumax Industries Ltd.	391	21,673
		Shares	Value»
INDIA — (Continued)
	Lupin Ltd.	24,499	$619,799
	LUX Industries Ltd.	742	9,676
	Mahanagar Gas Ltd.	9,182	107,113
	Maharashtra Scooters Ltd.	348	47,540
	Maharashtra Seamless Ltd.	5,712	33,682
	Mahindra & Mahindra Financial Services Ltd.	5,459	22,150
	Mahindra & Mahindra Ltd.	105,659	3,756,177
*	Mahindra Holidays & Resorts India Ltd.	2,995	6,895
	Mahindra Lifespace Developers Ltd.	15,122	62,120
Ω	Mahindra Logistics Ltd.	3,049	13,102
*	Man Industries India Ltd.	4,913	27,471
	Man Infraconstruction Ltd.	27,104	27,888
	Mangalore Refinery & Petrochemicals Ltd.	13,130	23,340
	Mankind Pharma Ltd.	422	10,931
	Manorama Industries Ltd.	892	15,024
	Marico Ltd.	157,613	1,435,109
	Marksans Pharma Ltd.	60,249	162,879
	Maruti Suzuki India Ltd.	5,932	884,981
Ω	MAS Financial Services Ltd.	11,088	37,056
	Mastek Ltd.	4,333	85,111
Ω	Matrimony.com Ltd.	647	2,979
*	Max Estates Ltd.	2,634	10,876
*	Max Financial Services Ltd.	29,521	465,992
	Max Healthcare Institute Ltd.	68,211	787,153
	Mayur Uniquoters Ltd.	7,327	57,773
	Mazagon Dock Shipbuilders Ltd.	10,184	254,214
*Ω	Medi Assist Healthcare Services Ltd.	5,543	20,758
*	Medplus Health Services Ltd.	6,410	47,341
*	Meghmani Organics Ltd.	41,024	23,194
Ω	Metropolis Healthcare Ltd.	23,040	140,165
	Minda Corp. Ltd.	13,812	101,027
	MOIL Ltd.	8,698	25,637
	Morepen Laboratories Ltd.	11,209	6,681
	Motherson Sumi Wiring India Ltd.	517,072	220,118

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mphasis Ltd.	28,724	$703,120
	MPS Ltd.	1,347	37,928
*	Nalwa Sons Investments Ltd.	572	33,163
	Narayana Hrudayalaya Ltd.	21,959	464,948
	Natco Pharma Ltd.	13,148	126,691
	Navneet Education Ltd.	15,429	21,678
*	Nazara Technologies Ltd.	22,283	78,962
	NBCC India Ltd.	112,297	111,429
	Neogen Chemicals Ltd.	391	8,292
*	Network18 Media & Investments Ltd.	11,796	3,642
	Newgen Software Technologies Ltd.	13,790	80,275
	NHPC Ltd.	490,776	404,754
	NIIT Learning Systems Ltd.	26,577	66,928
	NIIT Ltd.	22,321	22,256
	Nilkamal Ltd.	2,078	39,416
Ω	Nippon Life India Asset Management Ltd.	50,731	617,173
	NOCIL Ltd.	17,104	29,346
	NRB Bearings Ltd.	9,283	39,726
	Nucleus Software Exports Ltd.	2,868	20,567
	Nuvama Wealth Management Ltd.	14,519	272,285
	Oberoi Realty Ltd.	27,901	533,442
	Olectra Greentech Ltd.	1,611	22,374
	One 97 Communications Ltd.	53,706	752,500
	Oracle Financial Services Software Ltd.	6,471	759,755
	Orient Electric Ltd.	29,254	53,149
	Page Industries Ltd.	1,203	507,349
	Paisalo Digital Ltd.	128,021	94,945
	Panama Petrochem Ltd.	8,339	39,671
Ω	Paradeep Phosphates Ltd.	7,426	11,425
*	Paramount Communications Ltd.	12,191	8,246
*	Patel Engineering Ltd.	107,709	30,872
*	PC Jeweller Ltd.	869,550	84,336
	PCBL Chemical Ltd.	16,670	55,422
	PDS Ltd.	7,840	29,883
	Pearl Global Industries Ltd.	4,006	86,587
	Persistent Systems Ltd.	31,305	1,817,061
		Shares	Value»
INDIA — (Continued)
	Petronet LNG Ltd.	249,625	$732,350
	Phoenix Mills Ltd.	32,406	643,047
	PI Industries Ltd.	12,660	365,783
	Pidilite Industries Ltd.	56,814	957,173
	Piramal Finance Ltd.	14,725	318,664
	Piramal Pharma Ltd.	52,919	108,118
	Pitti Engineering Ltd.	3,818	36,814
	PIX Transmissions Ltd.	502	8,782
Ω	PNB Housing Finance Ltd.	32,496	355,901
	PNC Infratech Ltd.	16,921	43,687
	Pokarna Ltd.	272	2,652
	Poly Medicure Ltd.	911	16,245
	Polycab India Ltd.	7,945	757,333
	Polyplex Corp. Ltd.	6,178	71,528
*	Poonawalla Fincorp Ltd.	46,243	224,355
	Power Finance Corp. Ltd.	404,458	1,800,634
	Power Grid Corp. of India Ltd.	448,254	1,334,119
	Power Mech Projects Ltd.	2,838	76,177
	Praj Industries Ltd.	24,230	79,212
Ω	Prataap Snacks Ltd.	989	12,023
	Precision Wires India Ltd.	16,037	62,754
	Premier Explosives Ltd. (PRE IN)	4,205	29,265
	Prestige Estates Projects Ltd.	8,911	150,995
	Pricol Ltd.	12,224	89,420
	Prince Pipes & Fittings Ltd.	1,405	3,882
	Privi Speciality Chemicals Ltd.	1,728	65,739
	Procter & Gamble Health Ltd.	2,524	175,234
	Procter & Gamble Hygiene & Health Care Ltd.	283	25,510
	Prudent Corporate Advisory Services Ltd.	325	11,176
*	PSP Projects Ltd.	1,462	15,017
*	PTC India Financial Services Ltd.	92,542	26,825
	PTC India Ltd.	112,320	206,626
	Punjab National Bank	13,442	15,861
*	Puravankara Ltd.	12,820	28,398
Ω	Quess Corp. Ltd.	16,181	56,093
	R Systems International Ltd.	11,560	31,752
	Radico Khaitan Ltd.	7,280	331,649
	Rail Vikas Nigam Ltd.	60,474	142,515
	Railtel Corp. of India Ltd.	8,380	25,044

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Rajesh Exports Ltd.	13,608	$12,082
	Rallis India Ltd.	21,613	49,244
	Ram Ratna Wires Ltd.	6,014	28,201
*	Ramco Systems Ltd.	2,608	15,877
	Ramkrishna Forgings Ltd.	7,900	53,988
*	Ramky Infrastructure Ltd.	2,084	8,281
	Rane Holdings Ltd.	2,135	38,939
	Rane Madras Ltd.	711	8,629
*	Rategain Travel Technologies Ltd.	3,124	30,163
	Ratnamani Metals & Tubes Ltd.	6,847	169,317
*	Raymond Ltd.	2,564	15,576
*	Raymond Realty Ltd.	2,564	17,240
Ω	RBL Bank Ltd.	101,913	398,879
	REC Ltd.	372,965	1,456,818
	Redington Ltd.	247,667	831,755
	Redtape Ltd.	42,370	58,874
	Reliance Industrial Infrastructure Ltd.	1,327	10,297
*	Religare Enterprises Ltd.	23,726	62,881
	Responsive Industries Ltd.	2,069	3,717
	Rhi Magnesita India Ltd.	2,478	10,074
	RITES Ltd.	23,109	51,868
	Rossari Biotech Ltd.	1,740	9,191
	Route Mobile Ltd.	6,572	37,094
	RPG Life Sciences Ltd.	824	23,998
	Safari Industries India Ltd.	3,080	50,029
	Saksoft Ltd.	13,898	24,711
*Ω	Salasar Techno Engineering Ltd.	76,968	4,743
*	Sammaan Capital Ltd.	11,225	19,106
	Samvardhana Motherson International Ltd.	665,228	1,051,708
	Sangam India Ltd.	1,378	8,763
	Sanghvi Movers Ltd.	12,138	52,146
	Sanofi Consumer Healthcare India Ltd.	2,473	119,672
	Sanofi India Ltd.	1,852	64,427
Ω	Sansera Engineering Ltd.	6,029	212,161
	Saregama India Ltd.	7,887	42,985
	Sasken Technologies Ltd.	1,565	29,939
	Savita Oil Technologies Ltd.	12,025	75,549
	SBI Cards & Payment Services Ltd.	29,624	204,750
		Shares	Value»
INDIA — (Continued)
Ω	SBI Life Insurance Co. Ltd.	42,412	$839,873
	Schaeffler India Ltd.	12,188	520,850
*	Schneider Electric Infrastructure Ltd.	15,296	216,906
*	SEAMEC Ltd.	2,784	42,044
	Senco Gold Ltd.	9,320	39,346
*	SEPC Ltd.	308,956	19,272
	Shakti Pumps India Ltd.	19,098	104,002
	Shankara Buildpro Ltd.	2,509	32,832
	Shanthi Gears Ltd.	3,701	15,930
	Sharda Cropchem Ltd.	11,711	100,712
	Share India Securities Ltd.	8,625	16,141
*	Sheela Foam Ltd.	4,950	40,791
	Shilpa Medicare Ltd.	14,210	91,499
	Shivalik Bimetal Controls Ltd.	7,392	57,806
*	Shoppers Stop Ltd.	7,133	29,028
	Shriram Finance Ltd.	107,461	1,177,224
	Siemens Energy India Ltd.	3,972	134,687
*	Siemens Ltd.	3,972	155,702
*	Sigma Advanced Systems Ltd.	2,313	15,161
	SIS Ltd.	11,699	51,841
	SJS Enterprises Ltd.	3,083	77,118
*	SKF India Industrial Ltd.	6,470	185,802
	SKF India Ltd.	6,470	100,362
	Skipper Ltd.	2,652	14,628
	SML Mahindra Ltd.	440	26,206
	Sobha Ltd.	7,027	101,113
*	Solara Active Pharma Sciences Ltd.	2,170	11,709
	Somany Ceramics Ltd.	3,868	19,762
	Sonata Software Ltd.	66,344	223,040
	SRF Ltd.	9,380	257,951
	State Bank of India (SBID LI), GDR	1,116	121,588
	Strides Pharma Science Ltd.	17,020	183,748
*	Stylam Industries Ltd.	1,747	61,975
	Styrenix Performance Materials Ltd.	1,162	30,221
*	Subex Ltd.	108,975	14,078
	Subros Ltd.	3,035	26,135
	Sudarshan Chemical Industries Ltd.	5,116	54,696
	Sumitomo Chemical India Ltd.	11,897	63,887
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	62,988	1,311,011
	Sun TV Network Ltd.	21,525	114,689

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	5,516	$269,844
	Sunteck Realty Ltd.	12,565	39,898
	Suprajit Engineering Ltd.	15,139	80,260
	Supreme Industries Ltd.	14,773	538,440
	Supreme Petrochem Ltd.	23,339	174,989
	Surya Roshni Ltd.	18,449	46,123
*	Suryoday Small Finance Bank Ltd.	11,567	19,683
*	Suzlon Energy Ltd.	1,741,124	875,630
	Swan Corp. Ltd.	12,739	40,958
	Swaraj Engines Ltd.	2,717	103,195
	Symphony Ltd.	5,252	37,876
Ω	Syngene International Ltd.	32,859	132,858
	Talbros Automotive Components Ltd.	3,456	14,806
	Tanla Platforms Ltd.	16,273	99,997
	Tata Communications Ltd.	26,975	496,079
	Tata Consultancy Services Ltd.	94,557	2,346,314
	Tata Consumer Products Ltd.	43,414	492,151
	Tata Elxsi Ltd.	10,858	418,998
	Tata Motors Ltd./new	301,394	1,374,600
	Tata Motors Passenger Vehicles Ltd.	301,394	1,073,933
	Tata Technologies Ltd.	9,633	75,367
*	Tbo Tek Ltd.	737	11,737
	TCPL Packaging Ltd.	151	4,986
	TD Power Systems Ltd.	26,003	307,664
*	TeamLease Services Ltd.	1,337	17,234
	Tech Mahindra Ltd.	68,745	1,195,522
	Techno Electric & Engineering Co. Ltd.	2,302	23,625
	Tega Industries Ltd.	2,443	38,014
	Texmaco Rail & Engineering Ltd.	111,313	130,122
	Thanga Mayil Jewellery Ltd.	3,021	165,448
	Thermax Ltd.	2,737	123,374
	Thirumalai Chemicals Ltd.	19,514	35,976
	Thomas Cook India Ltd.	39,648	43,484
Ω	Thyrocare Technologies Ltd.	16,506	100,041
	Tilaknagar Industries Ltd.	26,662	130,081
	Time Technoplast Ltd.	80,978	176,514
		Shares	Value»
INDIA — (Continued)
	Timken India Ltd.	6,530	$214,729
	Tips Music Ltd.	9,406	65,732
	Titagarh Rail System Ltd.	16,121	138,435
	Titan Co. Ltd.	67,161	3,435,804
	Torrent Pharmaceuticals Ltd.	30,819	1,660,722
	Tourism Finance Corp. of India Ltd.	104,145	111,043
	Transport Corp. of India Ltd.	6,079	59,321
	Trent Ltd.	28,531	897,060
	Triveni Engineering & Industries Ltd.	16,602	38,638
	Triveni Power Transmission Ltd.	5,534	31,589
	Triveni Turbine Ltd.	23,964	151,234
	TTK Prestige Ltd.	6,313	42,405
	Tube Investments of India Ltd.	8,020	231,096
	TVS Holdings Ltd.	1,521	234,226
	TVS Motor Co. Ltd.	49,626	2,240,970
	Uflex Ltd.	9,795	48,237
	United Breweries Ltd.	5,331	79,913
	United Spirits Ltd.	69,315	1,100,672
	UNO Minda Ltd.	30,086	371,958
	UPL Ltd.	102,251	645,845
	Usha Martin Ltd.	15,934	82,969
*	V2 Retail Ltd.	15,760	35,997
	VA Tech Wabag Ltd.	12,605	260,657
	Vadilal Industries Ltd.	537	40,662
	Vaibhav Global Ltd.	14,609	40,850
Ω	Varroc Engineering Ltd.	9,736	69,467
	Varun Beverages Ltd.	128,350	591,670
	Vedant Fashions Ltd.	8,558	37,055
	Veedol Corp. Ltd.	1,780	26,196
	Vesuvius India Ltd.	21,770	101,048
	V-Guard Industries Ltd.	45,354	149,563
	Vijaya Diagnostic Centre Ltd.	2,128	30,025
	Vimta Labs Ltd.	2,890	18,391
	Vindhya Telelinks Ltd.	1,234	25,811
*	Vodafone Idea Ltd.	1,971,086	268,977
	Voltamp Transformers Ltd.	1,435	149,570
	Voltas Ltd.	24,534	339,941
	VST Tillers Tractors Ltd.	993	46,240
	Welspun Enterprises Ltd.	19,581	122,036
	West Coast Paper Mills Ltd.	5,706	34,089
	Wheels India Ltd.	1,253	18,475
	Whirlpool of India Ltd.	3,492	29,350
	Windlas Biotech Ltd.	1,839	16,557

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Wipro Ltd.	286,881	$553,645
*	Wockhardt Ltd.	837	17,176
	Wonderla Holidays Ltd.	4,843	24,192
*	Yes Bank Ltd.	865,947	206,639
	Zee Entertainment Enterprises Ltd.	176,840	211,541
	Zensar Technologies Ltd.	33,421	177,784
	ZF Commercial Vehicle Control Systems India Ltd.	1,776	45,049
	Zydus Lifesciences Ltd.	41,406	488,081
	Zydus Wellness Ltd.	21,685	131,756
TOTAL INDIA			154,847,232
INDONESIA — (0.2%)
	Adi Sarana Armada Tbk. PT	440,500	14,904
	Alam Sutera Realty Tbk. PT	2,532,800	16,445
	Arwana Citramulia Tbk. PT	996,500	27,131
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	26,703
	Astra Otoparts Tbk. PT	208,600	31,925
	Avia Avian Tbk. PT	2,422,700	43,665
*	Bank Aladin Syariah Tbk. PT	249,500	3,883
*	Bank Jago Tbk. PT	175,800	11,932
*	Bank Neo Commerce Tbk. PT	2,335,300	34,278
*	Bank Tabungan Negara Persero Tbk. PT	551,100	37,111
*	Barito Pacific Tbk. PT	688,077	70,001
*	Bukalapak.com Tbk. PT	9,497,600	62,149
*	Capital Financial Indonesia Tbk. PT	237,300	24,175
	Cisarua Mountain Dairy Tbk. PT	248,700	63,721
	Dayamitra Telekomunikasi PT	1,834,800	47,151
	Elang Mahkota Teknologi Tbk. PT	2,354,300	69,210
	Erajaya Swasembada Tbk. PT	2,511,100	58,427
	Gajah Tunggal Tbk. PT	256,600	17,493
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	36,396
*	Impack Pratama Industri Tbk. PT	2,204,000	188,274
		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk. PT	131,900	$51,119
	Indomobil Sukses Internasional Tbk. PT	416,200	19,703
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,653,623	33,278
*††	Inti Agri Resources Tbk. PT	550,900	0
	Jasa Marga Persero Tbk. PT	296,100	45,089
	Jaya Real Property Tbk. PT	709,100	42,595
	Kalbe Farma Tbk. PT	2,018,000	81,047
	Kawasan Industri Jababeka Tbk. PT	1,676,900	12,102
	Map Aktif Adiperkasa PT	1,579,600	57,089
	Mayora Indah Tbk. PT	468,700	43,910
*	MD Entertainment Tbk. PT	211,750	12,444
*	Media Nusantara Citra Tbk. PT	2,337,100	27,240
	Medikaloka Hermina Tbk. PT	964,000	42,786
	Metrodata Electronics Tbk. PT	1,282,100	36,062
	Midi Utama Indonesia Tbk. PT	645,600	10,175
	Mitra Pinasthika Mustika Tbk. PT	395,200	22,145
*	MNC Digital Entertainment Tbk. PT	621,800	13,832
*	Panin Financial Tbk. PT	2,877,000	36,389
*	Paninvest Tbk. PT	332,500	13,389
	Pantai Indah Kapuk Dua Tbk. PT	82,100	28,376
*††	Pool Advista Indonesia Tbk. PT	64,100	33
*	Sarana Meditama Metropolitan Tbk. PT	696,400	11,440
	Sarana Menara Nusantara Tbk. PT	2,906,000	65,078
	Selamat Sempurna Tbk. PT	460,300	45,807
*	Sentul City Tbk. PT	3,492,600	13,171
	Sumber Alfaria Trijaya Tbk. PT	1,548,900	113,907
	Surya Citra Media Tbk. PT	2,428,300	28,041
	Surya Semesta Internusa Tbk. PT	1,661,500	152,246

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk. PT	142,700	$22,804
	Unilever Indonesia Tbk. PT	937,900	91,475
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,131
*††	Wijaya Karya Persero Tbk. PT	2,100,600	4,465
TOTAL INDONESIA			2,067,342
KUWAIT — (0.6%)
	A'ayan Real Estate Co. SAK	53,586	33,795
*	Acico Industries Co. KSC	62,556	115,449
	Agility Public Warehousing Co. KSCC	277,010	131,299
	Al Ahli Bank of Kuwait KSCP	191,679	166,471
	Ali Alghanim Sons Automotive Co. KSCC	49,094	142,113
††	Arabi Group Holding KSC	28,682	6,674
	Arzan Financial Group for Financing & Investment KPSC	249,749	255,018
*	Asiya Capital Investments Co. KSCP	206,003	29,290
	Beyout Holding Co. KPSC	9,958	11,112
	Boubyan Bank KSCP	54,865	114,308
	Boubyan Petrochemicals Co. KSCP	88,310	176,052
	Burgan Bank SAK	241,442	146,753
	Combined Group Contracting Co. SAK	17,825	54,395
	Commercial Facilities Co. SAKP	74,507	65,179
	Gulf Bank KSCP	344,977	392,378
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	133,362
	Heavy Engineering & Ship Building Co. KSCP, Class B	56,598	123,258
	Humansoft Holding Co. KSC	16,126	124,783
*	IFA Hotels & Resorts-KPSC	6,823	12,987
		Shares	Value»
KUWAIT — (Continued)
	Injazzat Real Estate Development Co. KSCP	25,536	$12,498
	Integrated Holding Co. KCSC	32,343	43,969
	KAMCO Investment Co. KSC	54,293	35,830
	Kuwait Finance House KSCP	788,603	2,000,597
	Kuwait Financial Centre SAK	66,525	28,658
	Kuwait Insurance Co. SAK	44,899	67,287
	Kuwait International Bank KSCP	112,794	93,029
	Kuwait Investment Co. SAK	60,453	35,901
*	Kuwait Real Estate Co. KSC	210,100	225,125
	Mezzan Holding Co. KSCC	35,057	123,220
	National Bank of Kuwait SAKP	491,375	1,363,917
*	National Consumer Holding Co. SAK	61,028	19,444
	National Industries Co. KSC	15,447	13,546
	National Industries Group Holding SAK	386,188	284,490
*	Privatization Holding Co. KSCP	71,560	32,310
	Real Estate Facilities Co.	2,235	1,661
	Salhia Real Estate Co. KSCP	71,232	87,835
*	Securities House KSC	52,514	14,365
††	Sultan Center Food Products Co. KSC	30,168	1,755
*	United Real Estate Co. SAKP	28,265	25,794
	Warba Bank KSCP	636,042	574,765
TOTAL KUWAIT			7,320,672
MALAYSIA — (0.8%)
	99 Speed Mart Retail Holdings Bhd.	55,700	49,882
	Able Global Bhd.	28,800	10,939
	Aeon Co. M Bhd.	108,000	27,746
	AEON Credit Service M Bhd.	21,700	29,770
	Ajinomoto Malaysia Bhd.	4,200	19,379
#	Alliance Bank Malaysia Bhd.	32,100	37,404
	Allianz Malaysia Bhd.	9,500	48,766

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	AME Elite Consortium Bhd.	38,000	$12,752
	AMMB Holdings Bhd. (AMM MK)	215,800	357,414
	Ancom Nylex Bhd.	267,029	57,472
*	Astro Malaysia Holdings Bhd.	288,400	4,549
	Aurelius Technologies Bhd.	70,800	12,459
#	Bank Islam Malaysia Bhd.	93,400	48,640
#*	Berjaya Corp. Bhd.	475,686	29,187
#*	Berjaya Property Bhd.	294,800	18,421
*	Bermaz Auto Bhd.	227,100	54,133
*	Bumi Armada Bhd.	563,500	49,184
	Carlsberg Brewery Malaysia Bhd., Class B	27,200	105,944
*	Chin Hin Group Bhd.	64,300	33,052
	CIMB Group Holdings Bhd.	362,705	700,451
#*	D&O Green Technologies Bhd.	126,900	9,922
	Dayang Enterprise Holdings Bhd.	229,720	90,054
	Dialog Group Bhd.	399,200	193,909
	DRB-Hicom Bhd.	74,900	17,932
	Dutch Lady Milk Industries Bhd.	3,900	30,563
	Eastern & Oriental Bhd.	171,500	31,412
	Eco World Development Group Bhd.	183,900	92,747
*	Ekovest Bhd.	499,300	24,481
	Frontken Corp. Bhd.	304,200	387,110
#	Gamuda Bhd.	326,892	341,550
	Gas Malaysia Bhd.	94,400	120,828
	Genting Malaysia Bhd.	214,400	91,677
*	Greatech Technology Bhd.	16,900	9,799
	Guan Chong Bhd.	68,833	20,137
	Heineken Malaysia Bhd.	31,800	148,940
	Hextar Global Bhd.	298,247	56,226
	Hong Leong Industries Bhd.	20,200	87,510
#	Hup Seng Industries Bhd.	52,600	12,163
	IHH Healthcare Bhd.	120,700	246,779
	IJM Corp. Bhd.	83,300	48,956
	ITMAX SYSTEM Bhd.	60,900	70,673
	Kelington Group Bhd.	146,100	296,380
	Kerjaya Prospek Group Bhd.	90,395	56,151
	KPJ Healthcare Bhd.	199,700	151,551
	KSL Holdings Bhd.	77,220	54,766
#	LBS Bina Group Bhd.	288,730	30,008
		Shares	Value»
MALAYSIA — (Continued)
	LPI Capital Bhd.	61,900	$227,433
#	Magni-Tech Industries Bhd.	50,166	21,099
#	Magnum Bhd.	216,645	66,211
	Mah Sing Group Bhd.	316,400	80,455
#	Malayan Banking Bhd.	267,609	713,443
	Malaysian Resources Corp. Bhd.	398,629	30,244
#	Matrix Concepts Holdings Bhd.	227,025	67,127
	MBM Resources Bhd.	18,900	21,793
#	MNRB Holdings Bhd.	105,800	69,549
#Ω	Mr. DIY Group M Bhd.	307,250	118,739
#	Muhibbah Engineering M Bhd.	139,200	17,538
#	NEXG Bhd.	31,600	2,116
††	Nylex Malaysia Bhd.	2,285	25
#	OCK Group Bhd.	100,800	9,255
#	Padini Holdings Bhd.	134,100	47,824
#	Paramount Corp. Bhd.	90,300	22,351
	Pecca Group Bhd.	38,700	12,582
	Petron Malaysia Refining & Marketing Bhd.	24,600	20,352
	Petronas Dagangan Bhd.	60,800	290,231
	Power Root Bhd.	33,600	9,033
	Public Bank Bhd.	258,700	327,054
	RCE Capital Bhd.	121,600	31,808
	REDtone Digital Bhd.	24,200	1,867
	RHB Bank Bhd.	136,657	285,827
*	Salcon Bhd.	121,000	5,973
	Sam Engineering & Equipment M Bhd.	3,200	3,563
	Scientex Bhd.	225,000	203,840
	Sime Darby Bhd.	893,400	471,819
#	Sime Darby Property Bhd.	518,200	170,776
	Southern Cable Group Bhd.	106,400	59,550
#	SP Setia Bhd. Group	451,564	102,702
	Sports Toto Bhd.	221,382	73,181
	Sunway Bhd.	64,500	83,222
#	Sunway Construction Group Bhd.	78,400	151,793
*	Sunway Healthcare Holdings Bhd., Class B	6,450	3,042
	Syarikat Takaful Malaysia Keluarga Bhd.	67,367	52,765
	Taliworks Corp. Bhd.	120,500	8,558
	Telekom Malaysia Bhd.	35,500	67,308
	TIME dotCom Bhd.	177,700	260,938
*	Tropicana Corp. Bhd.	190,196	56,410
#	Uchi Technologies Bhd.	66,700	45,688

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Velesto Energy Bhd.	854,800	$52,171
	ViTrox Corp. Bhd.	44,000	93,273
	VS Industry Bhd.	541,195	30,439
	Wasco Bhd.	54,800	9,458
#*	WCT Holdings Bhd.	171,415	16,526
	Wellcall Holdings Bhd.	99,500	27,741
	Westports Holdings Bhd.	72,312	126,011
#	Yinson Holdings Bhd.	385,066	183,630
	YTL Corp. Bhd.	198,320	93,950
#	Zetrix Ai Bhd.	1,975,354	359,382
TOTAL MALAYSIA			9,737,433
MEXICO — (1.9%)
*	Alpek SAB de CV	167,444	124,426
	Alsea SAB de CV	40,251	97,981
	America Movil SAB de CV (2228390D US), ADR	50,735	1,286,132
	America Movil SAB de CV (AMXB MM)	451,926	574,057
	Arca Continental SAB de CV	47,434	541,782
	Axtel SAB de CV	50,105	7,695
Ω	Banco del Bajio SA	149,719	497,493
#	Becle SAB de CV	57,550	51,936
	Bolsa Mexicana de Valores SAB de CV	43,108	95,950
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	48,765	529,166
	Consorcio ARA SAB de CV	302,667	87,203
	Corp. Inmobiliaria Vesta SAB de CV	162,823	562,752
	Corporativo Fragua SAB de CV	1,008	28,518
	El Puerto de Liverpool SAB de CV, Class C1	29,664	178,006
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	90,226	1,156,249
#	Genomma Lab Internacional SAB de CV, Class B	208,164	176,320
	Gentera SAB de CV	235,130	545,892
#	Gruma SAB de CV, Class B	19,070	284,330
#	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	1,279,630
		Shares	Value»
MEXICO — (Continued)
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	67,414	$1,466,024
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	131	28,473
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,311	636,958
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	4,774	131,917
#	Grupo Bimbo SAB de CV	211,753	759,007
#	Grupo Carso SAB de CV	18,695	159,409
	Grupo Comercial Chedraui SA de CV	107,998	562,579
	Grupo Financiero Banorte SAB de CV, Class O	240,633	2,773,750
	Grupo Financiero Inbursa SAB de CV, Class O	227,059	585,100
	Grupo Herdez SAB de CV	40,274	120,477
	Grupo Hotelero Santa Fe SAB de CV	90,322	26,232
	Grupo Mexico SAB de CV	210,161	2,527,465
#	Grupo Rotoplas SAB de CV	27,955	22,468
*	Grupo Televisa SAB (TLEVICPO MM)	243,089	137,408
	Industrias Penoles SAB de CV	34,695	1,595,275
	La Comer SAB de CV	96,780	191,219
	Megacable Holdings SAB de CV	124,425	420,054
*	Ollamani SAB	20,801	91,890
*	Orbia Advance Corp. SAB de CV	170,120	240,552
	Organizacion Soriana SAB de CV, Class B	37,341	63,796
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	56,141	889,595
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	68,304

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Qualitas Controladora SAB de CV	40,572	$370,172
	Regional SAB de CV	47,393	389,991
#*	Sitios Latinoamerica SAB de CV	97,961	34,898
	Wal-Mart de Mexico SAB de CV	411,581	1,196,756
TOTAL MEXICO			23,595,287
PERU — (0.2%)
	Credicorp Ltd.	4,963	1,988,078
	Intercorp Financial Services, Inc.	4,167	242,978
TOTAL PERU			2,231,056
PHILIPPINES — (0.3%)
	ACEN Corp.	1,207,000	57,395
	Alliance Global Group, Inc.	432,600	60,769
	Apex Mining Co., Inc.	538,000	124,939
	Ayala Corp.	12,600	105,250
	Ayala Land, Inc.	268,500	73,957
*	AyalaLand Logistics Holdings Corp.	407,000	8,128
	Bank of the Philippine Islands	74,452	124,369
	BDO Unibank, Inc.	87,993	178,373
*	Bloomberry Resorts Corp.	339,900	11,792
	Cebu Landmasters, Inc.	258,680	9,266
	Converge Information & Communications Technology Solutions, Inc.	180,900	31,802
	Cosco Capital, Inc.	555,300	75,232
	D&L Industries, Inc.	536,700	30,220
	DigiPlus Interactive Corp.	245,600	39,154
*	DITO CME Holdings Corp.	492,100	5,862
*	DoubleDragon Corp.	211,400	41,137
	Emperador, Inc.	47,400	12,179
	Ginebra San Miguel, Inc.	16,380	71,327
*	Global Ferronickel Holdings, Inc.	557,000	17,543
	GT Capital Holdings, Inc.	4,740	37,521
	International Container Terminal Services, Inc.	93,490	1,468,124
	Keepers Holdings, Inc.	298,000	9,693
	LT Group, Inc.	349,400	83,587
	Manila Water Co., Inc.	237,200	137,481
Ω	Monde Nissin Corp.	237,600	26,827
		Shares	Value»
PHILIPPINES — (Continued)
	Petron Corp.	1,035,100	$40,848
	Philcomsat Holdings Corp.	9,969	19,540
	Philippine Stock Exchange, Inc.	130	436
	Puregold Price Club, Inc.	152,400	102,144
	Rizal Commercial Banking Corp.	34,700	12,943
	Shell Pilipinas Corp.	142,200	20,007
	SM Investments Corp.	5,100	49,397
	SSI Group, Inc.	90,000	3,062
	STI Education Systems Holdings, Inc.	448,000	8,840
	Synergy Grid & Development Phils, Inc.	222,700	103,524
	Vista Land & Lifescapes, Inc.	665,000	10,428
	Vistamalls, Inc.	17,100	285
	Wilcon Depot, Inc.	174,000	16,342
TOTAL PHILIPPINES			3,229,723
POLAND — (1.4%)
*	11 bit studios SA	239	8,446
	AB SA	2,614	94,032
#*	Action SA	2,232	26,745
	Alior Bank SA	23,116	853,015
*Ω	Allegro.eu SA	63,495	764,871
	Amica SA	1,140	14,393
	AmRest Holdings SE	10,607	29,388
	Apator SA	4,975	35,111
	ASBISc Enterprises PLC	16,354	474,269
#	Asseco Poland SA	16,047	859,442
	Asseco South Eastern Europe SA	6,922	135,587
	Auto Partner SA	16,874	130,237
	Bank Handlowy w Warszawie SA	9,207	300,293
*	Bank Millennium SA	30,236	167,095
	Bank Polska Kasa Opieki SA	13,835	911,931
*	Benefit Systems SA	550	797,150
*	Bioton SA	11,456	11,656
	BNPP Bank Polska SA	2,590	107,760
*	Boryszew SA	20,361	27,160
#	Budimex SA	3,730	723,434
	CD Projekt SA	4,470	298,998
*	Celon Pharma SA	1,863	10,255
#*	CI Games SA	29,151	19,518
	Cyber Folks SA	1,987	102,119
#*	Cyfrowy Polsat SA	40,323	184,148
#*	Datawalk SA	404	14,882
	Develia SA	101,824	287,920
	Diagnostyka SA	410	18,257
*Ω	Dino Polska SA	53,460	458,386

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Dom Development SA	3,133	$215,023
	Elektrotim SA	1,086	17,553
	Erbud SA	1,785	10,488
*	Fabryki Mebli Forte SA	5,421	22,264
	Ferro SA	2,661	23,699
	Grupa Kety SA	3,355	1,124,162
	Grupa Pracuj SA	4,282	60,248
*Ω	HUUUGE, Inc.	10,561	63,883
#	ING Bank Slaski SA	4,782	567,297
	Inter Cars SA	2,430	608,081
	KGHM Polska Miedz SA	9,418	780,699
	KRUK SA	2,575	293,774
	LPP SA	151	878,348
*	mBank SA	1,439	521,756
#	Mirbud SA	19,396	62,749
#*	Modivo SA	9,996	248,453
	Neuca SA	441	91,093
#	Newag SA	7,382	175,595
	Orange Polska SA	108,946	444,863
	PCC Rokita SA	469	8,673
	Pepco Group NV	27,395	337,459
	PlayWay SA	481	31,286
	Powszechny Zaklad Ubezpieczen SA	25,348	482,718
	Santander Bank Polska SA	2,763	544,741
#*	Selvita SA	1,054	7,522
#*	Syn2bio SA	1,667	30,229
	Synektik SA	1,667	161,279
	TEN Square Games SA	1,598	45,792
#	Text SA	2,733	37,543
	Torpol SA	1,310	25,336
	Unimot SA	1,194	53,642
#	Votum SA	825	9,879
	Voxel SA	612	20,427
*	VRG SA	39,196	58,700
	Wawel SA	162	30,703
Ω	XTB SA	26,061	1,039,097
*	Zabka Group SA	11,835	100,867
TOTAL POLAND			17,102,419
QATAR — (0.5%)
	Aamal Co.	483,505	93,226
	Al Khaleej Takaful Group QSC	64,415	51,004
	Al Meera Consumer Goods Co. QSC	19,492	71,943
	Al Rayan Bank	413,036	225,660
	Alijarah Holding Co. QPSC	95,410	17,819
	Barwa Real Estate Co.	389,977	249,665
	Commercial Bank PSQC	450,617	509,038
		Shares	Value»
QATAR — (Continued)
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	$21,040
	Doha Bank QPSC	530,610	421,895
*	Estithmar Holding QPSC	177,674	205,618
	Gulf International Services QSC	99,358	49,627
	Mannai Corp. QSC	43,016	57,611
*	Mazaya Real Estate Development QPSC	292,130	44,220
	Medicare Group	45,252	68,301
	Meeza QSTP LLC	13,050	11,455
	Qatar Fuel QSC	83,424	318,232
	Qatar Industrial Manufacturing Co. QSC	50,886	30,515
	Qatar Insurance Co. SAQ	557,185	293,775
	Qatar International Islamic Bank QSC	146,694	436,481
	Qatar Islamic Bank QPSC	125,251	747,972
	Qatar Islamic Insurance Group	6,276	13,751
	Qatar National Bank QPSC	433,234	1,973,516
	Qatar Navigation QSC	93,925	255,251
	QLM Life & Medical Insurance Co. WLL	7,022	4,083
	United Development Co. QSC	316,053	69,264
	Vodafone Qatar PQSC	393,689	279,719
	Zad Holding Co.	15,334	52,515
TOTAL QATAR			6,573,196
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (2.2%)
	Ades Holding Co.	47,297	209,953
*	Advanced Building Industries Co.	8,278	59,242
	Al Babtain Power & Telecommunication Co.	9,444	133,216
	Al Hammadi Holding	16,431	113,591

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,174	$17,944
*	Al Khaleej Training & Education Co.	4,181	14,710
	Al Masane Al Kobra Mining Co.	621	12,134
	Al Rajhi Bank	272,832	4,553,229
	Alamar Foods	1,295	12,765
	Alaseel Co.	22,170	21,017
	Al-Dawaa Medical Services Co.	8,250	89,433
	Aldrees Petroleum & Transport Services Co.	21,490	657,294
	Alinma Bank	131,778	821,080
	AlJazira Takaful Ta'awuni Co.	8,814	28,330
	AlKhorayef Water & Power Technologies Co.	4,850	129,337
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,735	48,446
	Almawarid Manpower Co.	396	11,149
	Alujain Corp.	4,132	29,239
	Arab National Bank	120,759	698,792
*	Arabian Drilling Co.	4,775	102,634
	Arabian Internet & Communications Services Co.	7,903	453,338
*	Arabian Shield Cooperative Insurance Co.	7,937	23,349
	Arriyadh Development Co.	14,223	61,386
	Astra Industrial Group Co.	7,787	251,662
	Ataa Educational Co.	1,370	16,419
	Bank AlBilad	114,125	748,418
	Bank Al-Jazira	162,110	525,490
	Banque Saudi Fransi	106,748	562,950
*	Basic Chemical Industries Ltd.	1,702	10,252
*	Bawan Co.	5,267	47,874
	BinDawood Holding Co.	73,855	91,157
	Bupa Arabia for Cooperative Insurance Co.	18,861	790,173
	Catrion Catering Holding Co.	8,494	157,943
*	Chubb Arabia Cooperative Insurance Co.	1,633	7,207
	Co. for Cooperative Insurance	19,494	636,891
		Shares	Value»
SAUDI ARABIA — (Continued)
	Dallah Healthcare Co.	5,092	$142,934
*	Dar Al Arkan Real Estate Development Co.	139,858	685,878
	Dr. Sulaiman Al Habib Medical Services Group Co.	12,293	769,651
	East Pipes Integrated Co. for Industry	2,467	120,908
	Electrical Industries Co.	122,776	462,613
	Elm Co.	2,049	371,605
*	Emaar Economic City	41,117	103,441
	Etihad GO Telecom Co.	2,144	47,564
	Fitaihi Holding Group	6,180	3,906
	Gulf Insurance Group	2,200	18,671
*	Gulf Union Cooperative Insurance Co.	8,361	30,191
*	Herfy Food Services Co.	3,218	11,751
	Jamjoom Pharmaceuticals Factory Co.	2,754	100,280
	Jarir Marketing Co.	197,596	877,245
*	Lumi Rental Co.	2,196	16,452
	Maharah Human Resources Co.	43,773	61,358
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	50,447
*	Methanol Chemicals Co.	1,663	15,923
	Middle East Healthcare Co.	7,197	57,304
	Middle East Pharmaceutical Co.	670	10,313
	Middle East Specialized Cables Co.	2,891	23,773
	Mouwasat Medical Services Co.	20,941	347,689
	Nahdi Medical Co.	7,829	198,569
	National Co. for Glass Industries	2,044	19,763
	National Co. for Learning & Education	2,976	100,420
	National Gas & Industrialization Co.	750	12,764
	National Medical Care Co.	3,667	110,658
	Nayifat Finance Co.	16,900	42,028
*	Perfect Presentation For Commercial Services Co.	15,202	24,376

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Rabigh Refining & Petrochemical Co.	42,048	$166,933
*	Rasan Information Technology Co.	290	10,065
	Retal Urban Development Co.	55,440	150,659
	Riyad Bank	182,411	989,372
	Riyadh Cables Group Co.	5,813	154,710
	SAL Saudi Logistics Services	3,404	157,141
	Saudi Aramco Base Oil Co.	5,126	172,987
*	Saudi Automotive Services Co.	8,047	82,500
	Saudi Awwal Bank	72,243	652,754
	Saudi Ceramic Co.	7,498	48,031
	Saudi Chemical Co. Holding	92,658	199,963
	Saudi Ground Services Co.	5,903	42,563
	Saudi Industrial Investment Group	33,915	108,069
	Saudi Investment Bank	31,233	115,676
	Saudi Manpower Solutions Co.	7,091	11,793
*	Saudi Marketing Co.	7,310	24,214
	Saudi National Bank	351,549	3,678,753
	Saudi Paper Manufacturing Co.	6,102	112,468
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	69,953
*	Saudi Public Transport Co.	17,653	51,666
*	Saudi Real Estate Co.	23,927	101,605
*	Saudi Reinsurance Co.	13,444	85,782
*	Saudi Research & Media Group	7,862	124,326
	Saudi Steel Pipe Co.	2,428	30,475
	Saudi Telecom Co.	146,492	1,684,220
	Saudia Dairy & Foodstuff Co.	2,906	157,487
	Savola Group	27,785	192,947
	Scientific & Medical Equipment House Co.	1,619	11,786
*	Seera Group Holding	39,272	212,595
	SHL Finance Co.	11,667	44,859
*	Sinad Holding Co.	11,062	23,774
	Sumou Real Estate Co.	1,206	8,178
	Sustained Infrastructure Holding Co.	3,134	29,918
		Shares	Value»
SAUDI ARABIA — (Continued)
	Theeb Rent A Car Co.	10,329	$60,953
	United Electronics Co.	9,864	174,046
	United International Transportation Co.	14,717	108,821
*	Walaa Cooperative Insurance Co.	15,311	38,869
*	Wataniya Insurance Co.	3,853	11,520
TOTAL SAUDI ARABIA			27,088,950
SOUTH AFRICA — (2.5%)
	Absa Group Ltd.	36,536	503,571
	Advtech Ltd.	88,669	255,602
	AECI Ltd.	25,832	195,285
	Altron Ltd., Class A	70,082	121,754
	Anglogold Ashanti PLC (ANG SJ)	17,465	1,320,753
	Anglogold Ashanti PLC (AU US)	23,521	1,865,686
	Aspen Pharmacare Holdings Ltd.	68,154	615,348
	Bid Corp. Ltd.	59,523	1,632,814
	Bidvest Group Ltd.	64,023	960,611
#	Blu Label Unlimited Group Ltd.	146,716	77,346
	Capitec Bank Holdings Ltd.	4,839	1,381,704
	Cashbuild Ltd.	3,768	27,313
	Clicks Group Ltd.	45,948	614,921
	Coronation Fund Managers Ltd.	55,215	141,866
#	DataTec Ltd.	97,487	500,363
#Ω	Dis-Chem Pharmacies Ltd.	145,089	263,804
	Discovery Ltd.	52,264	831,200
	DRDGOLD Ltd. (DRD SJ)	15,834	32,375
	DRDGOLD Ltd. (DRD US), Sponsored ADR	1,596	32,590
	Famous Brands Ltd.	9,394	30,239
	FirstRand Ltd.	8,128	48,610
	Fortress Real Estate Investments Ltd., Class B	46,569	71,490
	Foschini Group Ltd.	34,179	117,613
	Gold Fields Ltd. (GFI US), Sponsored ADR	89,176	2,891,086
	Grindrod Ltd.	105,858	171,216
	Harmony Gold Mining Co. Ltd. (HAR SJ)	7,384	116,506
	Hudaco Industries Ltd.	9,126	106,408
	Impala Platinum Holdings Ltd.	47,546	518,545
	Investec Ltd.	35,909	310,634
	Invicta Holdings Ltd.	5,349	11,901

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	KAP Ltd.	78,375	$12,726
	Kumba Iron Ore Ltd.	12,731	202,071
	Lewis Group Ltd.	9,835	52,963
	Life Healthcare Group Holdings Ltd.	152,024	104,150
	Momentum Group Ltd.	261,253	650,475
	Motus Holdings Ltd.	47,712	303,824
	Mpact Ltd.	55,728	60,139
	Mr. Price Group Ltd.	42,263	435,214
	MTN Group Ltd.	165,749	2,054,801
*	Nampak Ltd.	516	13,770
	Naspers Ltd., Class N	43,610	2,291,384
	Nedbank Group Ltd.	33,929	573,929
	NEPI Rockcastle NV	119,220	1,097,406
	Netcare Ltd.	214,735	245,986
	Ninety One Ltd.	39,725	109,160
	Northam Platinum Holdings Ltd.	30,847	441,696
	Old Mutual Ltd. (OMU SJ)	667,678	540,090
	Omnia Holdings Ltd.	62,300	396,838
	OUTsurance Group Ltd.	155,471	778,185
Ω	Pepkor Holdings Ltd.	528,713	680,507
*	Pick n Pay Stores Ltd.	64,926	74,801
	Raubex Group Ltd.	27,796	73,073
	Reunert Ltd.	35,970	127,436
	Sanlam Ltd.	145,258	773,349
	Santam Ltd.	10,369	253,630
#*	Sappi Ltd.	58,142	41,885
	Shoprite Holdings Ltd.	32,521	565,637
	Sibanye Stillwater Ltd. (SSW SJ)	215,516	465,776
#*	SPAR Group Ltd.	40,791	120,809
	Spur Corp. Ltd.	15,300	38,777
	Stadio Holdings Ltd.	56,665	44,019
	Standard Bank Group Ltd.	2,595	51,672
*	Super Group Ltd.	54,022	62,144
	Tiger Brands Ltd.	9,822	164,535
	Truworths International Ltd.	39,428	126,982
	Valterra Platinum Ltd.	4,484	335,765
	Vodacom Group Ltd.	26,532	256,710
	We Buy Cars Holdings Ltd.	9,878	19,761
	Wilson Bayly Holmes-Ovcon Ltd.	15,652	149,606
	Woolworths Holdings Ltd.	75,392	214,444
TOTAL SOUTH AFRICA			30,775,279
SOUTH KOREA — (18.4%)
	ABOV Semiconductor Co. Ltd.	2,691	12,139
*	ADTechnology Co. Ltd.	1,279	23,107
		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Nano Products Co. Ltd.	823	$22,588
	Advanced Process Systems Corp.	3,318	41,387
	Aekyung Chemical Co. Ltd.	3,816	21,901
	Aekyung Industrial Co. Ltd.	2,115	16,723
	Ahnlab, Inc.	1,244	45,821
#	Alteogen, Inc.	3,127	670,211
*	ALUKO Co. Ltd.	17,469	19,539
*	Amicogen, Inc.	3,596	2,811
#	Amorepacific Corp.	4,429	399,385
	Amorepacific Holdings Corp.	7,237	128,509
*	Ananti, Inc.	9,179	22,859
	Anapass, Inc.	1,749	15,144
*	Anterogen Co. Ltd.	1,450	16,715
*	Asia Pacific Satellite, Inc.	2,523	12,065
	Asia Paper Manufacturing Co. Ltd.	5,400	27,482
	Avaco Co. Ltd.	2,470	17,679
	Baiksan Co. Ltd.	4,496	31,151
	BGF Co. Ltd.	7,644	21,376
	BH Co. Ltd.	7,804	80,874
*	BHI Co. Ltd.	2,644	73,750
	Binggrae Co. Ltd.	1,214	57,382
	Bio Plus Co. Ltd.	9,806	23,967
*	Biodyne Co. Ltd.	2,825	16,184
*	Bioneer Corp.	1,671	7,326
	BioNote, Inc.	10,659	34,135
	BNC Korea, Inc.	5,378	8,905
	BNK Financial Group, Inc.	58,811	616,385
	Boditech Med, Inc.	74	596
	Bookook Securities Co. Ltd.	462	16,571
	Boryung	5,469	31,326
*	Bosung Power Technology Co. Ltd.	7,684	30,346
	Bukwang Pharmaceutical Co. Ltd.	6,244	17,290
	BYC Co. Ltd.	800	17,711
*	Cafe24 Corp.	3,535	41,604
	Cape Industries Ltd.	6,153	34,044
	Caregen Co. Ltd.	3,258	125,298
	Celltrion Pharm, Inc.	1,605	44,935
	Celltrion, Inc.	7,960	1,025,821
*	Chabiotech Co. Ltd.	2,273	13,258
	Cheil Electric Co. Ltd.	1,696	7,460
#	Cheil Worldwide, Inc.	20,464	270,298
	Chemtronics Co. Ltd.	3,577	47,550
	Cheryong Electric Co. Ltd.	2,416	69,035

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	8,837	$17,935
	Chips&Media, Inc.	2,006	13,629
	Chong Kun Dang Pharmaceutical Corp.	1,813	84,605
	Chongkundang Holdings Corp.	793	21,169
*	CJ CGV Co. Ltd.	11,618	43,736
	CJ Corp.	4,350	390,169
*	CJ ENM Co. Ltd.	2,831	61,948
	CJ Freshway Corp.	2,433	38,072
	CJ Logistics Corp.	1,681	86,817
	Classys, Inc.	5,351	153,246
*	CMG Pharmaceutical Co. Ltd.	20,794	10,607
	Com2uSCorp	2,881	59,447
	Cosmax, Inc.	3,209	412,094
	Cosmecca Korea Co. Ltd.	1,904	104,601
*	CosmoAM&T Co. Ltd.	2,060	46,020
*	Cosmochemical Co. Ltd.	3,839	23,483
	Coway Co. Ltd.	28,811	1,825,290
	Cowintech Co. Ltd.	2,248	13,792
	CS Wind Corp.	4,595	119,614
	Cuckoo Holdings Co. Ltd.	3,109	56,998
	Cuckoo Homesys Co. Ltd.	1,272	19,102
*	Curexo, Inc.	2,606	15,090
	D.I Corp.	2,915	39,839
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	7,566
	Dae Won Kang Up Co. Ltd.	9,092	22,717
*	Daea TI Co. Ltd.	5,700	9,418
	Daedong Corp.	5,235	23,127
*	Daedong Gear Co. Ltd.	1,176	0
	Daedong Gear Co. Ltd. 008830 KS	1,834	11,437
	Daeduck Co. Ltd.	1,972	18,672
	Daehan Flour Mill Co. Ltd.	1,806	14,226
#*	Dae-Il Corp.	9,015	26,564
	Daejoo Electronic Materials Co. Ltd.	1,388	68,013
	Daesang Corp.	2,910	35,928
	Daesang Holdings Co. Ltd.	2,845	14,852
#*	Daewon Cable Co. Ltd.	10,963	97,219
	Daewon Pharmaceutical Co. Ltd.	4,099	21,426
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon San Up Co. Ltd.	2,161	$16,986
#*	Daewoo Engineering & Construction Co. Ltd.	64,023	549,351
	Daewoong Co. Ltd.	4,803	54,544
	Daewoong Pharmaceutical Co. Ltd.	1,231	97,696
	Daihan Pharmaceutical Co. Ltd.	1,066	19,749
	Daishin Securities Co. Ltd.	10,870	193,849
	Daol Investment & Securities Co. Ltd.	12,487	29,646
	Daou Data Corp.	4,343	56,207
	Daou Technology, Inc.	6,983	177,944
*††	Dawonsys Co. Ltd.	4,647	6,186
	DB Insurance Co. Ltd.	17,388	1,882,939
	DB Securities Co. Ltd.	6,205	38,294
*	DB, Inc.	36,593	36,128
	Dear U Co. Ltd.	2,020	27,829
	Dentium Co. Ltd.	1,425	38,124
	Device Co. Ltd.	2,506	19,639
*	Devsisters Co. Ltd.	773	9,943
	Digital Daesung Co. Ltd.	4,602	24,873
*	DIO Corp.	1,645	13,998
*††	DKME	8,608	9,722
	DL E&C Co. Ltd.	9,025	360,943
*	DL Holdings Co. Ltd.	1,445	43,104
††	DMS Co. Ltd.	92	524
#	DN Automotive Corp.	4,608	128,050
	Dohwa Engineering Co. Ltd.	1,706	5,817
	Dong-A Socio Holdings Co. Ltd.	568	34,917
	Dong-A ST Co. Ltd.	1,371	33,178
	Dong-Ah Geological Engineering Co. Ltd.	649	7,856
	Dongjin Semichem Co. Ltd.	18,159	484,484
	Dongkoo Bio & Pharma Co. Ltd.	6,721	18,029
	DongKook Pharmaceutical Co. Ltd.	5,585	68,128
*	Dongkuk Holdings Co. Ltd.	33,835	40,572
	Dongkuk Steel Mill Co. Ltd.	11,214	70,016
	Dongsuh Cos., Inc.	5,441	96,676
	Dongsung Chemical Co. Ltd.	11,420	28,477
	Dongsung Finetec Co. Ltd.	6,686	73,215

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongwha Enterprise Co. Ltd.	4,310	$16,723
	Dongwha Pharm Co. Ltd.	5,888	19,305
	Dongwon Industries Co. Ltd.	1,532	37,765
	Dongwoon Anatech Co. Ltd.	4,908	90,061
	Dongyang E&P, Inc.	1,464	20,201
#	Doosan Bobcat, Inc.	17,896	736,717
#	Doosan Co. Ltd.	764	603,244
*	Doosan Enerbility Co. Ltd.	20,228	927,020
*	Doosan Fuel Cell Co. Ltd.	1,925	32,807
	Doosan Tesna, Inc.	2,770	120,796
	DoubleUGames Co. Ltd.	5,109	213,870
*	Dream Security Co. Ltd.	20,080	23,645
	Dreamtech Co. Ltd.	7,608	22,110
*	DRTECH Corp.	10,055	5,349
	DSC Investment, Inc.	3,558	18,207
*	Duk San Neolux Co. Ltd.	2,143	44,460
	DY POWER Corp.	3,390	25,425
	E1 Corp.	545	33,441
	Ecoplastic Corp.	4,887	6,275
	Ecopro BM Co. Ltd.	3,372	240,868
#	Ecopro Co. Ltd.	7,209	394,644
	Ecopro HN Co. Ltd.	1,731	28,544
	E-MART, Inc.	4,191	230,677
*	EMRO, Inc.	1,192	11,776
*	EM-Tech Co. Ltd.	2,530	6,504
*	Enchem Co. Ltd.	543	6,658
	ENF Technology Co. Ltd.	3,799	108,198
	Eo Technics Co. Ltd.	1,063	215,543
*	Eubiologics Co. Ltd.	5,266	29,219
	Eugene Investment & Securities Co. Ltd.	13,616	38,988
	Eugene Technology Co. Ltd.	2,004	151,186
*	E-World	179	67
	Exicon Co. Ltd.	2,411	21,369
	F&F Co. Ltd.	5,154	289,336
*	Fine M-Tec Co. Ltd.	3,760	18,276
*	Fine Semitech Corp.	2,300	29,045
*	Firstec Co. Ltd.	4,429	16,584
*††	Flask Co. Ltd.	4,016	1,251
*	Foosung Co. Ltd.	4,894	30,093
	Gabia, Inc.	3,274	107,268
*	GAEASOFT	4,093	22,504
	Galaxia Moneytree Co. Ltd.	1,980	6,462
	GAMSUNG Corp. Co. Ltd.	26,653	76,465
	Gaon Cable Co. Ltd.	1,204	107,820
		Shares	Value»
SOUTH KOREA — (Continued)
	GC Biopharma Corp.	981	$79,175
*	GC Cell Corp.	1,292	12,005
	GC Corp.	6,082	39,619
	Geumhwa PSC Co. Ltd.	1,330	29,743
	Global Standard Technology Co. Ltd.	3,848	110,317
*	Global Tax Free Co. Ltd.	9,554	31,588
	GnBS eco Co. Ltd.	4,194	12,248
	GOLFZON Co. Ltd.	1,423	39,017
	Gradiant Corp.	4,366	28,206
	Grand Korea Leisure Co. Ltd.	4,689	30,635
#	GS Engineering & Construction Corp.	15,364	244,225
	GS P&L Co. Ltd.	4,601	112,441
#	HAESUNG DS Co. Ltd.	3,254	106,276
	Han Kuk Carbon Co. Ltd.	6,099	90,979
	Hana Financial Group, Inc.	44,808	3,873,159
	Hana Materials, Inc.	1,780	63,302
	Hana Micron, Inc.	13,727	275,876
*	Hana Technology Co. Ltd.	253	2,046
	Hana Tour Service, Inc.	2,522	53,384
*	Hanall Biopharma Co. Ltd.	2,608	77,634
	Hancom, Inc.	2,264	26,840
	Handsome Co. Ltd.	3,022	41,397
	Hanjin Kal Corp.	842	64,340
	Hanjin Logistics Corp.	2,334	24,388
	Hankook Shell Oil Co. Ltd.	185	64,948
	Hankook Tire & Technology Co. Ltd.	1,163	54,179
#	Hanmi Pharm Co. Ltd.	1,717	395,810
	Hanmi Science Co. Ltd.	3,018	74,894
	Hanmi Semiconductor Co. Ltd.	7,081	1,023,625
	HanmiGlobal Co. Ltd.	2,006	21,912
	Hannong Chemicals, Inc.	1,310	10,229
*	Hanon Systems	48,290	109,385
	Hansae Co. Ltd.	3,724	23,716
	Hansol Chemical Co. Ltd.	2,177	309,547
*	Hansol IONES Co. Ltd.	3,098	18,041
	Hansol Paper Co. Ltd.	4,665	23,757
	Hansol Technics Co. Ltd.	12,253	58,565
*	Hanssem Co. Ltd.	638	17,310
*	Hanwha Engine	4,700	126,129

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha General Insurance Co. Ltd.	16,171	$63,556
*	Hanwha Investment & Securities Co. Ltd.	28,229	80,168
#*	Hanwha Life Insurance Co. Ltd.	76,989	232,817
*	Hanwha Ocean Co. Ltd.	3,875	229,401
*	Hanwha Solutions Corp.	24,382	429,162
#	Hanwha Systems Co. Ltd.	8,525	373,363
*	Hanwha Vision Co. Ltd.	4,570	129,821
*	Hanyang Digitech Co. Ltd.	1,023	12,473
*	Hanyang Eng Co. Ltd.	4,035	83,037
	Hanyang Securities Co. Ltd.	2,979	40,486
	HB SOLUTION Co. Ltd.	6,888	7,633
	HB Technology Co. Ltd.	20,026	24,964
#	HD Construction Equipment Co. Ltd.	10,503	896,018
	HD Hyundai Co. Ltd.	5,075	696,871
	HD Hyundai Electric Co. Ltd.	4,719	2,182,202
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	88,087
#	HD Hyundai Heavy Industries Co. Ltd.	1,802	603,339
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,391	1,166,073
	HDC Holdings Co. Ltd.	8,163	112,950
*	HD-Hyundai Marine Engine	3,940	133,737
	Hecto Innovation Co. Ltd.	2,056	19,626
*	HFR, Inc.	1,874	18,638
	High Tech Pharm Co. Ltd.	3,388	25,343
	Hite Jinro Co. Ltd.	6,851	73,531
	HK inno N Corp.	2,746	68,869
	HL Holdings Corp.	1,425	37,224
#	HL Mando Co. Ltd.	10,849	333,344
#*	HLB Co. Ltd.	10,998	233,981
*	Hlb Pharma Ceutical Co. Ltd.	1,281	7,206
*	Hotel Shilla Co. Ltd.	5,899	178,158
	HPSP Co. Ltd.	9,357	220,478
	HS Hyosung Advanced Materials Corp.	498	55,609
*	Hugel, Inc.	1,496	241,269
		Shares	Value»
SOUTH KOREA — (Continued)
	Humedix Co. Ltd.	2,427	$40,661
	Huons Co. Ltd.	2,342	39,911
	Huons Global Co. Ltd.	1,464	23,029
#	Hwa Shin Co. Ltd.	5,583	27,538
	HYBE Co. Ltd.	1,951	228,386
	Hy-Lok Corp.	2,158	47,391
	Hyosung Corp.	2,633	261,845
	Hyosung Heavy Industries Corp.	1,008	1,638,224
	Hyosung TNC Corp.	638	135,927
#	Hyundai Autoever Corp.	2,381	595,701
	HYUNDAI Corp.	1,435	25,463
	Hyundai Department Store Co. Ltd.	2,228	181,998
	Hyundai Elevator Co. Ltd.	6,595	308,642
	Hyundai Engineering & Construction Co. Ltd.	13,355	865,331
	Hyundai Futurenet Co. Ltd.	13,368	27,571
	Hyundai GF Holdings	20,902	169,362
#	Hyundai Glovis Co. Ltd.	4,554	624,560
	Hyundai Green Food	5,187	65,435
*	Hyundai Marine & Fire Insurance Co. Ltd.	15,794	420,115
	Hyundai Mobis Co. Ltd.	4,818	1,558,170
	Hyundai Motor Co.	14,050	3,722,644
	Hyundai Motor Securities Co. Ltd.	8,713	45,279
#	Hyundai Movex Co. Ltd.	6,879	99,799
	Hyundai Rotem Co. Ltd.	16,353	1,519,681
	Hyundai Wia Corp.	3,412	136,925
	HyVision System, Inc.	2,998	20,444
	i3system, Inc.	1,346	55,395
*††	Icure Pharm, Inc.	975	278
	Il Dong Pharmaceutical Co. Ltd.	983	9,389
	Iljin Diamond Co. Ltd.	1,822	10,361
	Iljin Electric Co. Ltd.	5,169	183,700
	Iljin Holdings Co. Ltd.	6,856	26,996
*	Iljin Hysolus Co. Ltd.	724	5,030
	Iljin Power Co. Ltd.	2,335	17,300
	Ilshin Spinning Co. Ltd.	7,844	57,086
††	Ilyang Pharmaceutical Co. Ltd.	2,498	14,575
	iM Financial Group Co. Ltd.	37,239	436,632
	iMarketKorea, Inc.	5,701	28,850
	InBody Co. Ltd.	2,491	79,707
	Incar Financial Service Co. Ltd.	3,330	23,042

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	57,370	$822,511
	Innocean Worldwide, Inc.	4,784	63,636
	Innox Advanced Materials Co. Ltd.	2,497	33,645
	Intellian Technologies, Inc.	761	30,311
	Intelligent Digital Integrated Security Co. Ltd.	1,375	15,471
*	Interflex Co. Ltd.	4,180	19,055
	INTOPS Co. Ltd.	3,053	36,127
*	iNtRON Biotechnology, Inc.	1,686	2,850
	INVENI Co. Ltd.	3,625	35,764
	IPARK Hyundai Development Co.	10,706	147,386
	IS Dongseo Co. Ltd.	2,262	28,326
	ISC Co. Ltd.	2,217	195,355
	i-SENS, Inc.	3,346	38,873
*	ISU Abxis Co. Ltd.	2,469	5,396
*	ISU Chemical Co. Ltd.	3,108	26,748
	IsuPetasys Co. Ltd.	12,308	617,969
#*	Itcenglobal Co. Ltd.	3,543	50,946
*	ITEK, Inc.	4,474	16,523
*	ITM Semiconductor Co. Ltd.	554	3,098
*	Jahwa Electronics Co. Ltd.	4,999	75,847
	JB Financial Group Co. Ltd.	31,430	573,226
#*	Jeju Semiconductor Corp.	3,960	171,613
	Jinsung T.E.C.	3,429	31,359
*	JNTC Co. Ltd.	1,326	12,018
#	Jusung Engineering Co. Ltd.	7,506	619,442
	JVM Co. Ltd.	1,438	23,795
	JW Holdings Corp.	12,832	33,649
	JW Life Science Corp.	2,713	21,157
	JW Pharmaceutical Corp.	2,384	38,844
#	JYP Entertainment Corp.	8,636	259,958
	K Car Co. Ltd.	3,734	19,250
	Kakao Corp.	35,364	911,365
*	Kakao Games Corp.	11,299	63,101
#	KakaoBank Corp.	21,732	333,325
*	Kakaopay Corp.	3,196	94,547
	Kangnam Jevisco Co. Ltd.	1,462	12,480
*	Kangwon Energy Co. Ltd.	3,790	19,431
	Kangwon Land, Inc.	11,157	114,446
	KB Financial Group, Inc. (105560 KS)	40,302	4,716,816
	KC Co. Ltd.	2,179	42,269
		Shares	Value»
SOUTH KOREA — (Continued)
	KC Tech Co. Ltd.	1,534	$72,351
	KCC Corp.	1,131	297,804
	KCTC	5,926	15,672
*	Keeps Biopharma, Inc.	2,599	10,157
	KEPCO Engineering & Construction Co., Inc.	1,501	91,783
	KEPCO Plant Service & Engineering Co. Ltd.	8,222	256,503
	KG Chemical Corp.	6,136	17,513
	KG Dongbusteel	11,151	42,327
	KG Eco Solution Co. Ltd.	7,203	27,181
	KG Financial Co. Ltd.	6,028	16,421
*	KG Mobility Corp.	13,460	26,494
	Kia Corp.	27,155	2,448,301
	KINX, Inc.	900	81,444
	KISCO Corp.	4,439	28,901
	KISWIRE Ltd.	3,432	40,149
	KIWOOM Securities Co. Ltd.	5,117	1,021,740
*	KMW Co. Ltd.	1,668	16,216
*	KNJ Co. Ltd.	311	5,274
	Koh Young Technology, Inc.	5,273	98,206
	Kolmar BNH Co. Ltd.	1,862	10,961
	Kolmar Holdings Co. Ltd.	3,468	21,660
	Kolmar Korea Co. Ltd.	4,167	275,805
	Kolon Corp.	1,302	20,829
	Kolon Global Corp.	1,684	9,775
	Kolon Industries, Inc.	4,439	146,323
*	Kolon Life Science, Inc.	479	4,727
#	KoMiCo Ltd.	3,358	128,130
	KONA I Co. Ltd.	2,442	67,287
	Korea Airport Service Co. Ltd.	236	14,855
	Korea Alcohol Industrial Co. Ltd.	5,044	47,441
	Korea Asset In Trust Co. Ltd.	18,867	30,203
	Korea Circuit Co. Ltd.	4,698	146,104
	Korea Electric Terminal Co. Ltd.	1,432	61,517
	Korea Electronic Power Industrial Development Co. Ltd.	2,808	20,114
	Korea Gas Corp.	6,458	155,734
	Korea Information & Communications Co. Ltd.	5,535	29,811
	Korea Investment Holdings Co. Ltd.	14,347	2,025,420

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petrochemical Ind Co. Ltd.	456	$26,889
	Korea Ratings Corp.	340	24,043
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	36,987
	Korea United Pharm, Inc.	2,831	35,455
#	Korea Zinc Co. Ltd.	673	458,893
	Korean Reinsurance Co.	56,541	543,245
	Kortek Corp.	2,756	22,652
	KPX Chemical Co. Ltd.	413	13,978
*	KPX Electrochem Co. Ltd.	815	5,075
	Krafton, Inc.	6,258	1,057,574
	KT Skylife Co. Ltd.	6,097	17,176
	Kumho Petrochemical Co. Ltd.	2,713	215,627
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	55,774
	Kyeryong Construction Industrial Co. Ltd.	1,770	22,433
	Kyobo Securities Co. Ltd.	6,735	44,464
	Kyung Dong Navien Co. Ltd.	1,502	66,394
	Kyungbang Co. Ltd.	3,048	17,509
	Kyungdong Pharm Co. Ltd.	4,749	16,122
	Kyung-In Synthetic Corp.	12,630	24,956
	KZ Precision Corp.	1,490	12,074
	L&C Bio Co. Ltd.	1,830	65,847
*	L&F Co. Ltd.	1,018	51,277
*	L&K Biomed Co. Ltd.	1,972	4,203
	Lake Materials Co. Ltd.	8,389	62,787
*	LB Semicon, Inc.	14,643	32,458
	Lee Ku Industrial Co. Ltd.	6,450	17,452
	LEENO Industrial, Inc.	14,385	632,246
	LF Corp.	5,047	78,559
	LG Chem Ltd.	5,033	891,434
	LG Corp.	12,103	839,121
#	LG Electronics, Inc.	32,672	3,621,421
*	LG Energy Solution Ltd.	755	170,804
#	LG H&H Co. Ltd.	2,162	431,978
	LG Innotek Co. Ltd.	4,833	1,669,260
	LIG Accuver Co. Ltd.	369	6,663
*	LigaChem Biosciences, Inc.	2,614	157,687
*	LOT Vacuum Co. Ltd.	3,505	19,082
	Lotte Chemical Corp.	1,794	69,940
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co. Ltd.	917	$64,501
*	Lotte Data Communication Co.	1,059	13,128
	LOTTE Fine Chemical Co. Ltd.	1,853	57,251
*	Lotte Non-Life Insurance Co. Ltd.	23,154	30,539
#	Lotte Rental Co. Ltd.	5,523	151,584
	Lotte Shopping Co. Ltd.	2,377	192,012
*	Lotte Tour Development Co. Ltd.	3,126	25,117
	Lotte Wellfood Co. Ltd.	699	50,292
	LS Corp.	6,459	1,165,642
	LS Eco Energy Ltd.	2,895	80,197
	LS Electric Co. Ltd.	12,420	1,563,877
*	LVMC Holdings	36,724	31,968
*	LX Hausys Ltd.	1,106	23,796
#	LX Semicon Co. Ltd.	3,940	93,593
	Macquarie Korea Infrastructure Fund	58,103	411,215
	Macrogen, Inc.	1,168	9,212
	Maeil Dairies Co. Ltd.	1,150	27,332
*	Manyo Co. Ltd.	1,414	15,389
	Mcnex Co. Ltd.	2,477	30,432
*	Mediana Co. Ltd.	2,343	13,250
*	Medipost Co. Ltd.	4,681	26,975
	Medytox, Inc.	531	26,609
	MegaStudy Co. Ltd.	2,286	20,703
*	MegaStudyEdu Co. Ltd.	1,237	35,294
*	Meritz Financial Group, Inc.	18,991	1,629,663
	Mi Chang Oil Industrial Co. Ltd.	177	17,181
*	MiCo Ltd.	5,893	59,119
#*	Mirae Asset Life Insurance Co. Ltd.	24,853	271,819
#	Mirae Asset Securities Co. Ltd.	53,342	1,267,177
#*	Mirae Asset Venture Investment Co. Ltd.	4,966	43,196
	Misto Holdings Corp.	10,971	344,248
	Miwon Chemicals Co. Ltd.	1,470	10,421
	Miwon Commercial Co. Ltd.	534	45,729
	Miwon Holdings Co. Ltd.	286	10,594
	Miwon Specialty Chemical Co. Ltd.	566	48,268
	MK Electron Co. Ltd.	5,926	58,271
	MNTech Co. Ltd.	3,176	14,152

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mobase Electronics Co. Ltd.	7,819	$12,034
*	Modetour Network, Inc.	2,185	12,831
*	Motrex Co. Ltd.	6,260	20,937
	Muhak Co. Ltd.	3,862	20,013
	Myoung Shin Industrial Co. Ltd.	5,239	23,601
	Namhae Chemical Corp.	3,870	14,890
	Namuga Co. Ltd.	2,446	22,289
	Namyang Dairy Products Co. Ltd.	940	28,620
	NAVER Corp.	8,331	1,192,672
	NC Corp.	2,062	335,255
	NeoPharm Co. Ltd.	3,154	41,954
	Neosem, Inc.	3,005	16,969
*	Neovue Co. Ltd.	1,691	17,447
	Neowiz	2,466	31,538
	Neowiz Holdings Corp.	920	15,168
*	NEPES Corp.	5,305	54,033
Ω	Netmarble Corp.	5,581	149,125
	New Power Plasma Co. Ltd.	5,541	38,256
	Newflex Technology Co. Ltd.	6,149	11,706
	Nexen Corp.	4,007	15,989
*	Nexon Games Co. Ltd.	4,436	27,969
	NEXTIN, Inc.	1,078	21,237
#	NH Investment & Securities Co. Ltd., Class C	56,591	1,108,422
	NHN Corp.	3,701	95,063
	NHN KCP Corp.	8,103	68,480
	NICE Holdings Co. Ltd.	5,792	51,925
	Nice Information & Telecommunication, Inc.	2,046	40,398
	NICE Information Service Co. Ltd.	9,824	96,539
	Nong Shim Holdings Co. Ltd.	454	28,536
	NongShim Co. Ltd.	623	166,529
	NOVAREX Co. Ltd.	2,936	28,878
*	OCI Co. Ltd.	416	19,876
	OCI Holdings Co. Ltd.	1,599	210,886
*	Oriental Precision & Engineering Co. Ltd.	7,436	22,531
#	Orion Corp.	5,012	459,641
	Orion Holdings Corp.	7,752	137,460
	Otoki Corp.	363	82,309
#	Park Systems Corp.	1,107	193,192
	Partron Co. Ltd.	11,262	42,280
*	Pearl Abyss Corp.	4,270	100,515
		Shares	Value»
SOUTH KOREA — (Continued)
	People & Technology, Inc.	4,736	$93,232
*	Peptron, Inc.	573	50,800
	PHA Co. Ltd.	2,660	19,789
	PharmaResearch Co. Ltd.	1,593	374,197
	Pharmicell Co. Ltd.	8,734	60,968
*	Philenergy Co. Ltd.	104	646
*	Philoptics Co. Ltd.	1,534	25,231
	PI Advanced Materials Co. Ltd.	2,025	24,985
	PKC Co. Ltd.	4,745	14,986
*	Polaris Office Corp.	3,142	6,091
#	Posco DX Co. Ltd.	13,809	183,345
	Posco M-Tech Co. Ltd.	4,685	33,070
	Protec Co. Ltd.	1,501	58,892
#	PSK, Inc.	6,562	577,900
	Pulmuone Co. Ltd.	3,204	19,669
#*	Rainbow Robotics	593	176,280
	Refine Co. Ltd.	857	7,596
*	Reyon Pharmaceutical Co. Ltd.	587	4,071
	RFHIC Corp.	1,978	58,365
*	Robostar Co. Ltd.	1,279	54,143
	S&S Tech Corp.	1,955	54,250
#	S-1 Corp.	3,910	193,642
	Sam Chun Dang Pharm Co. Ltd.	1,025	105,702
	Sam Yung Trading Co. Ltd.	3,870	60,236
	Samchully Co. Ltd.	207	17,090
*	Samil Pharmaceutical Co. Ltd.	2,871	12,442
	Samji Electronics Co. Ltd.	3,059	67,631
	Samjin Pharmaceutical Co. Ltd.	1,297	16,064
	Sammok S-Form Co. Ltd.	1,045	10,033
*Ω	Samsung Biologics Co. Ltd.	925	951,683
	Samsung C&T Corp.	9,883	2,302,370
	Samsung Card Co. Ltd. (029780 KS)	8,536	279,600
	Samsung Electronics Co. Ltd. (005930 KS)	275,204	47,900,574
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	4,978	21,311,562
	Samsung Engineering Co. Ltd.	76,812	2,273,777
#*	Samsung Episholdings Co. Ltd.	653	169,553

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Fire & Marine Insurance Co. Ltd.	3,480	$1,506,150
*	Samsung Heavy Industries Co. Ltd.	57,510	855,064
	Samsung Life Insurance Co. Ltd.	7,837	1,642,794
*	Samsung Pharmaceutical Co. Ltd.	8,786	7,617
	Samsung SDS Co. Ltd.	6,929	976,766
	Samsung Securities Co. Ltd.	28,770	1,950,051
	SAMT Co. Ltd.	10,436	63,291
	Samwha Capacitor Co. Ltd.	2,032	96,736
	Samwha Electric Co. Ltd.	664	9,982
*	Samyang Biopharmaceuticals Corp.	1,031	27,630
	Samyang Holdings Corp.	970	39,044
	Samyoung Co. Ltd.	3,277	14,208
	Sangsin Energy Display Precision Co. Ltd.	2,574	22,699
	Sanil Electric Co. Ltd.	857	83,208
	Satrec Initiative Co. Ltd.	231	10,124
	SD Biosensor, Inc.	11,297	50,041
	SeAH Besteel Holdings Corp.	2,560	58,947
	SeAH Steel Corp.	387	34,016
	Sebang Co. Ltd.	2,671	23,803
	Sebang Global Battery Co. Ltd.	743	26,518
	Seegene, Inc.	4,844	90,632
	Segyung Hitech Co. Ltd.	7,275	14,877
#	Sejin Heavy Industries Co. Ltd.	3,584	25,319
	Seobu T&D	7,366	49,904
*	Seoul Semiconductor Co. Ltd.	9,925	56,383
	Seoyon E-Hwa Co. Ltd.	3,804	28,327
	SFA Engineering Corp.	3,839	52,998
*	SFA Nexel Co. Ltd.	3,518	16,106
*	SFA Semicon Co. Ltd.	15,076	50,197
	SGC Energy Co. Ltd.	1,962	55,177
*	Shin Heung Energy & Electronics Co. Ltd.	3,770	10,809
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	$12,988
	Shindaeyang Paper Co. Ltd.	4,560	29,453
	Shinhan Financial Group Co. Ltd. (055550 KS)	48,927	3,396,500
	Shinsegae International, Inc.	3,833	28,797
	Shinsegae, Inc.	1,720	497,667
	Shinsung Delta Tech Co. Ltd.	3,217	65,035
*	Shinsung E&G Co. Ltd.	1,370	13,273
	Shinyoung Securities Co. Ltd.	666	64,640
#	Silicon2 Co. Ltd.	8,434	199,053
#	SIMMTECH Co. Ltd.	1,934	107,794
	SIMPAC, Inc.	4,358	14,325
	Sindoh Co. Ltd.	1,472	42,248
*	SK Biopharmaceuticals Co. Ltd.	8,186	449,766
*	SK Bioscience Co. Ltd.	2,682	62,940
	SK Chemicals Co. Ltd.	1,118	30,469
#	SK Discovery Co. Ltd.	4,174	149,326
*	SK Eternix Co. Ltd.	3,890	120,684
#	SK Gas Ltd.	1,119	176,307
	SK Hynix, Inc.	30,775	34,947,516
*	SK oceanplant Co. Ltd.	2,702	23,365
*	SK Securities Co. Ltd.	52,224	71,831
	SK Telecom Co. Ltd. (017670 KS)	9,328	527,110
*	SKC Co. Ltd.	2,765	135,754
#	SL Corp.	4,193	152,515
	SM Entertainment Co. Ltd.	2,849	136,088
*	SMEC Co. Ltd.	21,825	58,941
	SNT Dynamics Co. Ltd.	1,417	30,661
	SNT Holdings Co. Ltd.	1,335	46,457
	SOCAR, Inc.	584	3,974
	S-Oil Corp.	11,168	1,000,162
	Solid, Inc.	13,559	78,968
	SOLUM Co. Ltd.	7,241	68,214
	Songwon Industrial Co. Ltd.	5,440	45,745
	Soop Co. Ltd.	2,741	91,403
	Soulbrain Co. Ltd.	1,004	173,868
	Soulbrain Holdings Co. Ltd.	2,168	46,023
	SPG Co. Ltd.	2,106	136,856
	ST Pharm Co. Ltd.	662	40,838
*	Studio Dragon Corp.	3,762	56,624
	Suheung Co. Ltd.	1,563	23,112

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Kwang Bend Co. Ltd.	3,015	$56,552
	Sungwoo Hitech Co. Ltd.	13,423	52,077
*	Suprema, Inc.	1,181	41,829
*	Synergy Innovation Co. Ltd.	5,017	5,258
	Systems Technology, Inc.	2,490	37,014
	T&L Co. Ltd.	1,035	39,984
	Taekwang Industrial Co. Ltd.	56	32,991
*	Taewoong Co. Ltd.	2,925	54,657
*	Taeyoung Engineering & Construction Co. Ltd.	10,976	12,288
*	Taihan Cable & Solution Co. Ltd.	9,628	153,197
#	TechWing, Inc.	3,740	105,643
*	Telechips, Inc.	1,642	9,590
#	TES Co. Ltd.	1,569	137,147
*	TK Chemical Corp.	18,770	19,907
	TK Corp.	2,924	44,333
	TKG Huchems Co. Ltd.	4,006	41,533
	TLB Co. Ltd.	1,840	32,940
	Tokai Carbon Korea Co. Ltd.	1,278	144,147
*	Tongyang Life Insurance Co. Ltd.	12,025	70,082
	Tovis Co. Ltd.	3,091	22,605
	TSE Co. Ltd.	588	75,337
	TYM Corp.	11,325	46,847
	Uju Electronics Co. Ltd.	1,295	19,001
	Unid Co. Ltd.	1,058	44,445
	Union Semiconductor Equipment & Materials Co. Ltd.	6,093	30,790
	Uniquest Corp.	3,582	12,067
*	Unison Co. Ltd.	15,208	7,745
*	UniTest, Inc.	3,147	17,832
	Unitrontech Co. Ltd.	2,869	10,506
	Value Added Technology Co. Ltd.	2,937	35,550
*††	Vidente Co. Ltd.	12,986	5,675
	Vieworks Co. Ltd.	1,715	26,161
*	Vina Tech Co. Ltd.	537	20,656
	Vitzro Tech Co. Ltd.	2,270	11,993
	Vitzrocell Co. Ltd.	9,188	174,642
#*	VM, Inc.	2,230	96,897
*	VT Co. Ltd.	6,488	52,817
	Webzen, Inc.	2,569	21,085
	Wemade Co. Ltd.	1,324	14,887
	Whanin Pharmaceutical Co. Ltd.	2,615	18,368
	WiSoL Co. Ltd.	4,967	19,071
		Shares	Value»
SOUTH KOREA — (Continued)
	Won Tech Co. Ltd.	16,450	$55,053
#*	Wonik Holdings Co. Ltd.	10,201	106,890
	WONIK IPS Co. Ltd.	3,743	245,619
	Wonik Materials Co. Ltd.	1,797	38,669
	Wonik QnC Corp.	4,248	71,135
	Woojin, Inc.	2,166	19,793
#	Woori Financial Group, Inc. (316140 KS)	128,428	2,973,028
*	Woori Technology Investment Co. Ltd.	10,762	32,573
#*	Woori Technology, Inc.	22,299	139,243
	Worldex Industry & Trading Co. Ltd., Class C	3,898	78,142
	Y G-1 Co. Ltd.	3,502	40,517
*	YC Corp.	2,394	14,114
	YG Entertainment, Inc.	1,723	45,870
	YG PLUS	6,733	14,872
*	YMT Co. Ltd.	3,720	18,928
	Youlchon Chemical Co. Ltd.	1,214	11,464
	Youngone Corp.	6,389	396,891
#	Youngone Holdings Co. Ltd.	1,616	215,256
	Yuanta Securities Korea Co. Ltd.	27,085	81,925
	Yuhan Corp.	5,469	279,239
	YuHwa Securities Co. Ltd.	6,972	14,715
*	Yungjin Pharmaceutical Co. Ltd.	16,046	13,014
	Zeus Co. Ltd.	3,741	21,818
	Zinus, Inc.	1,437	8,674
TOTAL SOUTH KOREA			227,469,304
TAIWAN — (25.8%)
	104 Corp.	2,000	12,545
	91APP, Inc.	16,000	27,220
	Aaeon Technology, Inc.	4,199	19,720
	ABC Taiwan Electronics Corp.	19,210	22,523
	Abico Avy Co. Ltd.	37,641	44,066
#	Ability Enterprise Co. Ltd.	54,088	105,993
#*	Ability Opto-Electronics Technology Co. Ltd.	10,486	55,172
#	AcBel Polytech, Inc.	193,382	249,717
	Accton Technology Corp.	86,000	5,574,257
	Acer Cyber Security, Inc.	3,868	19,233
	Acer E-Enabling Service Business, Inc.	3,000	19,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Acer, Inc.	1,038,000	$919,781
	ACES Electronic Co. Ltd.	27,060	65,392
	Acter Group Corp. Ltd.	35,518	999,405
	Action Electronics Co. Ltd.	52,000	19,361
#	ADATA Technology Co. Ltd.	89,053	1,066,582
	Addcn Technology Co. Ltd.	11,506	51,423
#	Advanced Energy Solution Holding Co. Ltd.	10,000	279,812
	Advanced International Multitech Co. Ltd.	22,000	36,711
*	Advanced Optoelectronic Technology, Inc.	36,000	18,504
#	Advanced Power Electronics Corp.	13,000	63,645
	Advancetek Enterprise Co. Ltd.	98,000	86,437
	Advantech Co. Ltd.	69,406	1,182,240
	Aerospace Industrial Development Corp.	102,000	192,380
	AGV Products Corp.	138,000	42,570
	AIC, Inc.	1,000	13,656
	Airoha Technology Corp.	8,000	126,075
	Airtac International Group	26,532	1,074,561
	Alchip Technologies Ltd.	14,000	1,292,113
	Alexander Marine Co. Ltd.	4,217	19,662
	All Ring Tech Co. Ltd.	4,000	110,977
#	Allied Supreme Corp.	14,000	92,078
#	Allis Electric Co. Ltd.	57,327	171,637
#	Alltek Technology Corp.	79,475	135,343
	Alltop Technology Co. Ltd.	12,001	110,518
	Alpha Networks, Inc.	59,772	50,092
#	Altek Corp.	77,620	91,387
	Amazing Microelectronic Corp.	18,295	41,397
	AMPACS Corp.	20,000	18,325
	Ampire Co. Ltd.	28,000	22,270
	AMPOC Far-East Co. Ltd.	24,376	132,998
#	AmTRAN Technology Co. Ltd.	152,881	122,869
	Anji Technology Co. Ltd.	14,278	15,678
	Aopen, Inc.	12,000	19,016
		Shares	Value»
TAIWAN — (Continued)
	AP Memory Technology Corp.	2,000	$40,135
	Apac Opto Electronics, Inc.	20,000	79,079
	APAQ Technology Co. Ltd.	5,000	31,607
	APCB, Inc.	35,000	17,874
	Apex Biotechnology Corp.	14,000	13,556
	Arcadyan Technology Corp.	31,805	168,377
#	Argosy Research, Inc.	17,013	73,882
	ASE Technology Holding Co. Ltd.	365,000	6,228,540
#	Asia Optical Co., Inc.	56,000	219,031
	Asia Polymer Corp.	90,295	34,756
	Asia Tech Image, Inc.	14,000	28,942
	Asia Vital Components Co. Ltd.	49,158	3,457,200
	ASIX Electronics Corp.	11,000	33,054
#	ASMedia Technology, Inc.	8,000	321,338
	ASolid Technology Co. Ltd.	16,000	27,804
	ASPEED Technology, Inc.	12,760	5,572,872
#	ASROCK, Inc.	13,000	78,121
	Asustek Computer, Inc.	121,000	3,002,313
	ATE Energy International Co. Ltd.	38,835	28,986
	Aten International Co. Ltd.	20,000	49,231
	Audix Corp.	21,000	41,790
#	AURAS Technology Co. Ltd.	11,000	300,414
	Aurora Corp.	17,000	28,223
	Avalue Technology, Inc.	11,000	43,756
	Avermedia Technologies	15,400	18,518
	Axiomtek Co. Ltd.	21,986	79,546
	Azurewave Technologies, Inc.	20,000	32,422
	Bafang Yunji International Co. Ltd., Class C	5,000	27,989
	Bank of Kaohsiung Co. Ltd.	29,290	10,951
	BenQ Materials Corp.	52,000	36,189
#*	BES Engineering Corp.	583,443	212,576
#*	Bin Chuan Enterprise Co. Ltd.	29,000	35,118
*	Bionime Corp.	6,152	10,548

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bioteque Corp.	10,000	$35,031
#	Bizlink Holding, Inc.	28,403	1,808,396
#	Bora Pharmaceuticals Co. Ltd.	14,272	168,949
	Brave C&H Supply Co. Ltd.	6,000	25,194
	Bright Led Electronics Corp.	27,000	17,509
#	Brightek Optoelectronic Co. Ltd.	16,000	15,097
	Brighton-Best International Taiwan, Inc.	81,000	92,457
#	Brillian Network & Automation Integrated System Co. Ltd.	6,000	58,677
	C Sun Manufacturing Ltd.	12,267	178,509
	Calitech Co. Ltd.	9,000	18,116
*	Cameo Communications, Inc.	32,537	9,418
	Capital Futures Corp.	28,608	51,352
	Capital Securities Corp.	57,000	59,657
	Castles Technology Co. Ltd.	20,430	32,336
	Caswell, Inc.	8,000	21,226
	Cathay Chemical Works	14,000	19,893
	Cathay Financial Holding Co. Ltd.	1,014,188	3,156,437
	Cathay Real Estate Development Co. Ltd.	234,000	158,765
*	CCP Contact Probes Co. Ltd.	19,601	64,933
#*	Celxpert Energy Corp.	33,316	28,242
	Cenra, Inc.	38,000	38,509
	Center Laboratories, Inc.	124,690	145,446
	Central Reinsurance Co. Ltd.	147,642	156,715
#	Century Iron & Steel Industrial Co. Ltd.	50,000	160,533
	Chailease Holding Co. Ltd.	258,532	887,526
	Champion Microelectronic Corp.	4,100	6,332
	Chang Hwa Commercial Bank Ltd.	707,833	550,295
	Chang Wah Electromaterials, Inc.	86,000	119,515
		Shares	Value»
TAIWAN — (Continued)
#	Chang Wah Technology Co. Ltd.	63,000	$125,142
	Channel Well Technology Co. Ltd.	43,000	69,818
	Chant Sincere Co. Ltd.	15,000	25,156
	CHC Healthcare Group	45,000	36,233
	CHC Resources Corp.	13,000	25,417
	Chen Full International Co. Ltd.	29,000	60,450
	Chenbro Micom Co. Ltd.	12,000	381,324
*	Cheng Mei Materials Technology Corp.	141,065	82,972
	Cheng Shin Rubber Industry Co. Ltd.	206,000	193,987
	Cheng Uei Precision Industry Co. Ltd.	93,000	96,276
	Chia Chang Co. Ltd.	42,000	44,693
	Chia Hsin Cement Corp.	92,320	37,243
#	Chicony Electronics Co. Ltd.	179,185	583,582
#	Chicony Power Technology Co. Ltd.	43,055	101,179
	Chien Kuo Construction Co. Ltd.	35,200	46,568
	Chien Shing Harbour Service Co. Ltd.	8,000	10,052
	China Bills Finance Corp.	222,000	114,980
	China Electric Manufacturing Corp.	63,900	23,011
	China General Plastics Corp.	52,971	17,999
	China Glaze Co. Ltd.	40,000	39,088
*	China Man-Made Fiber Corp.	261,588	69,387
	China Metal Products	53,000	34,882
#	China Motor Corp.	56,200	91,978
*	China Petrochemical Development Corp.	309,000	72,061
	China Steel Chemical Corp.	14,000	34,888
	China Steel Structure Co. Ltd.	4,000	5,047
	China Wire & Cable Co. Ltd.	21,000	18,773
	Ching Feng Home Fashions Co. Ltd.	36,495	22,148
	Chlitina Holding Ltd.	10,513	31,172
#	Chong Hong Development Co. Ltd.	50,035	119,918
	Chroma ATE, Inc.	42,000	2,638,694

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Chun Yuan Steel Industry Co. Ltd.	155,000	$100,826
#*	Chung Hung Steel Corp.	197,000	100,894
	Chung Lien Co. Ltd.	9,000	8,430
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	876,371
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	546,030
#	Cleanaway Co. Ltd. (8422 TT)	150,000	114,531
	Clevo Co.	138,000	177,572
	Compal Electronics, Inc.	1,261,000	1,386,763
	Complex Micro Interconnection Co. Ltd.	10,000	9,618
	Continental Holdings Corp.	77,000	49,008
	Contrel Technology Co. Ltd.	17,000	47,170
	Coremax Corp.	23,170	53,607
#	Coretronic Corp.	99,000	223,038
	Creative Sensor, Inc.	15,300	19,468
	CTBC Financial Holding Co. Ltd.	2,109,000	4,209,424
	CTCI Advanced Systems, Inc.	2,000	9,593
#	CTCI Corp.	196,933	213,101
	CviLux Corp.	21,250	47,529
	Cyberlink Corp.	13,000	25,640
#	CyberPower Systems, Inc.	16,800	111,765
*	CyberTAN Technology, Inc.	111,000	65,741
	Cystech Electronics Corp.	929	3,366
#	DA CIN Construction Co. Ltd.	84,600	229,836
	Dafeng TV Ltd.	10,000	13,143
	Dah San Electric Wire & Cable Co. Ltd.	10,605	13,701
#	Da-Li Development Co. Ltd.	90,059	131,299
	Darfon Electronics Corp.	51,000	47,754
	Darwin Precisions Corp.	78,300	30,416
	Daxin Materials Corp.	11,000	104,701
#	Delpha Construction Co. Ltd.	40,000	24,546
	Delta Electronics, Inc.	113,000	5,559,331
	Depo Auto Parts Ind Co. Ltd.	19,000	78,443
	DFI, Inc.	7,000	11,557
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Data System Corp.	12,450	$35,815
	Dimerco Express Corp.	55,104	133,087
#*	D-Link Corp.	181,920	118,340
	Donpon Precision, Inc.	18,900	29,728
	Dr. Wu Skincare Co. Ltd.	6,000	16,782
	Drewloong Precision, Inc.	3,076	13,583
	Dyaco International, Inc.	32,226	19,965
	Dynapack International Technology Corp.	37,000	327,130
	E Ink Holdings, Inc.	117,000	676,998
	E.Sun Financial Holding Co. Ltd.	1,417,519	1,690,691
	Eastech Holding Ltd.	7,000	15,634
	Eastern Media International Corp.	81,166	45,480
*	Easywell Biomedical, Inc.	23,094	23,421
#	Eclat Textile Co. Ltd.	21,000	224,622
	eCloudvalley Digital Technology Co. Ltd.	8,000	13,977
	Edimax Technology Co. Ltd.	46,000	19,482
*	Edison Opto Corp.	30,619	18,661
*	Edom Technology Co. Ltd.	44,000	61,721
	eGalax_eMPIA Technology, Inc.	19,032	34,016
	Elan Microelectronics Corp.	85,100	392,377
	E-Lead Electronic Co. Ltd.	13,328	18,686
	E-LIFE MALL Corp.	20,000	32,072
	Elite Advanced Laser Corp.	21,600	241,794
	Elite Material Co. Ltd.	27,000	3,875,920
	Elitegroup Computer Systems Co. Ltd.	88,000	49,784
	eMemory Technology, Inc.	16,000	1,202,120
	Emerging Display Technologies Corp.	44,000	28,186
	Ennoconn Corp.	41,464	515,958
	EOI Investment Holdings Co. Ltd.	15,000	10,196
	Eson Precision Ind Co. Ltd.	32,000	75,384
	Eternal Materials Co. Ltd.	262,221	480,276
	Ever Supreme Bio Technology Co. Ltd.	8,545	38,243
#	Evergreen Aviation Technologies Corp.	29,000	162,947

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	44,000	$63,899
#	EVERGREEN Steel Corp.	49,000	131,419
*	Everlight Chemical Industrial Corp.	140,000	135,875
#	Everlight Electronics Co. Ltd.	108,000	207,906
	Evertop Wire Cable Corp.	33,000	18,898
	Excel Cell Electronic Co. Ltd.	15,000	16,231
	Excelsior Medical Co. Ltd.	25,575	55,917
	Far Eastern Department Stores Ltd.	142,000	97,391
	Far Eastern International Bank	373,879	155,658
	Far Eastern New Century Corp.	327,000	274,016
	Far EasTone Telecommunications Co. Ltd.	153,000	496,680
	Faraday Technology Corp.	42,621	193,504
	Farglory F T Z Investment Holding Co. Ltd.	25,071	37,010
	Farglory Land Development Co. Ltd.	77,000	154,108
	Feedback Technology Corp.	12,960	83,192
	Feng Hsin Steel Co. Ltd.	42,000	84,410
#	Feng TAY Enterprise Co. Ltd.	45,048	95,004
	FineTek Co. Ltd.	4,161	11,761
	Firich Enterprises Co. Ltd.	35,000	24,008
	First Copper Technology Co. Ltd.	34,000	36,712
	First Financial Holding Co. Ltd.	1,401,730	1,592,448
	First Hotel	33,000	12,823
	First Insurance Co. Ltd.	69,000	57,582
#*	FIT Holding Co. Ltd.	46,000	25,345
	Fitipower Integrated Technology, Inc.	18,450	84,651
*	FLEXium Interconnect, Inc.	59,000	88,722
	Flytech Technology Co. Ltd.	26,000	99,480
		Shares	Value»
TAIWAN — (Continued)
#	FocalTech Systems Co. Ltd.	68,000	$101,904
	Forcecon Tech Co. Ltd.	22,177	50,523
	Forest Water Environment Engineering Co. Ltd.	9,938	12,468
	Formosa Chemicals & Fibre Corp.	237,000	412,697
	Formosa International Hotels Corp.	10,000	54,952
	Formosa Oilseed Processing Co. Ltd.	12,027	9,569
	Formosa Optical Technology Co. Ltd.	7,000	19,137
	Formosan Rubber Group, Inc.	74,700	58,980
	Formosan Union Chemical Corp.	115,000	81,568
#	Fortune Electric Co. Ltd.	31,020	670,370
	Fositek Corp.	6,000	245,397
	Founding Construction & Development Co. Ltd.	75,000	33,058
	Foxconn Technology Co. Ltd.	148,000	256,258
	Foxsemicon Integrated Technology, Inc.	22,150	200,218
	Froch Enterprise Co. Ltd.	19,000	9,881
	FSP Technology, Inc.	40,000	64,778
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	29,436
#	Fu Hua Innovation Co. Ltd.	145,473	62,833
	Fubon Financial Holding Co. Ltd.	944,670	3,765,427
#	Fulgent Sun International Holding Co. Ltd.	22,868	51,410
	Fullerton Technology Co. Ltd.	26,000	19,526
	Fusheng Precision Co. Ltd.	16,000	125,238
	G Shank Enterprise Co. Ltd.	36,004	124,200
	Gallant Micro Machining Co. Ltd.	1,000	24,910
	Gamania Digital Entertainment Co. Ltd.	37,000	47,848
*	GCS Holdings, Inc.	20,843	219,601

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	109,000	$102,620
*	General Interface Solution GIS Holding Ltd.	22,000	36,950
	Generalplus Technology, Inc.	19,000	27,456
	Genesys Logic, Inc.	5,000	14,013
	Genius Electronic Optical Co. Ltd.	23,634	346,944
	GeoVision, Inc.	21,360	37,955
	Getac Holdings Corp.	97,000	337,885
	GFC Ltd.	10,000	37,948
#	Gigabyte Technology Co. Ltd.	140,000	1,444,867
*	Gigasolar Materials Corp.	9,265	29,434
#*	Gigastorage Corp.	97,000	91,705
	Global Unichip Corp.	25,000	2,862,780
	Globe Union Industrial Corp.	61,138	19,808
	Gloria Material Technology Corp.	55,000	53,869
*	GlycoNex, Inc.	14,254	9,844
	GMI Technology, Inc.	28,829	37,936
	Golden Long Teng Development Co. Ltd.	20,000	14,207
#	Goldsun Building Materials Co. Ltd., Class C	216,000	207,877
	Good Will Instrument Co. Ltd.	27,000	59,910
#	Gordon Auto Body Parts	22,000	17,820
*	Gourmet Master Co. Ltd.	12,208	23,780
	Grand Fortune Securities Co. Ltd.	115,000	49,739
*	Grand Pacific Petrochemical	141,145	48,844
	Grand Process Technology Corp.	4,000	286,999
	GrandTech CG Systems, Inc.	12,272	16,060
	Grape King Bio Ltd.	27,000	74,250
	Great China Metal Industry	55,000	35,033
	Great Taipei Gas Co. Ltd.	110,000	99,139
	Great Tree Pharmacy Co. Ltd.	28,069	67,852
	Green World FinTech Service Co. Ltd.	20,000	25,164
	Group Up Industrial Co. Ltd.	4,000	41,411
	GTM Holdings Corp.	43,000	42,102
		Shares	Value»
TAIWAN — (Continued)
	Gudeng Precision Industrial Co. Ltd.	11,393	$137,831
	Hanpin Electron Co. Ltd.	23,000	35,888
*	Harvatek Corp.	45,000	29,499
	Heran Co. Ltd.	14,400	24,334
	Hey Song Corp.	74,000	77,217
	Hi-Clearance, Inc.	8,592	34,510
	Highlight Tech Corp.	18,266	45,510
	Highwealth Construction Corp.	263,669	357,631
	HIM International Music, Inc.	10,000	26,108
*	Hitron Technology, Inc.	25,080	18,118
	Hiwin Technologies Corp.	38,350	356,907
	Hiyes International Co. Ltd.	6,487	15,375
	Ho Tung Chemical Corp.	324,000	129,788
	Hocheng Corp.	66,420	49,729
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	18,811
	Holy Stone Enterprise Co. Ltd.	37,350	507,265
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	7,916,521
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	41,103
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	90,540
	Hong Pu Real Estate Development Co. Ltd.	73,000	40,992
	Hong TAI Electric Industrial	55,000	51,488
	Hotai Finance Co. Ltd.	49,522	93,638
	Hotai Motor Co. Ltd.	60,600	1,040,017
	Hsin Kuang Steel Co. Ltd.	34,000	39,780
	Hsin Yung Chien Co. Ltd.	11,620	31,504
	HTC Corp.	182,000	223,107
#	HUA ENG Wire & Cable Co. Ltd.	90,000	81,502
	Hua Nan Financial Holdings Co. Ltd., Class C	1,019,992	1,370,062
#	Huaku Development Co. Ltd.	102,926	309,520
	Huang Hsiang Construction Corp.	37,188	37,701

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hung Ching Development & Construction Co. Ltd.	47,000	$64,059
	Hung Sheng Construction Ltd.	108,592	57,282
	Huxen Corp.	10,000	12,961
	Hwacom Systems, Inc.	17,000	20,159
#	Hwang Chang General Contractor Co. Ltd.	28,416	32,389
	Ibase Technology, Inc.	10,000	16,817
	IBF Financial Holdings Co. Ltd.	126,000	60,792
#	Ichia Technologies, Inc.	62,000	98,503
	IEI Integration Corp.	41,220	108,067
	Infortrend Technology, Inc.	56,000	59,234
	Innodisk Corp.	21,291	822,003
	Inpaq Technology Co. Ltd.	21,424	46,684
#	Insyde Software Corp.	16,800	105,628
	Intai Technology Corp.	6,000	23,195
	Interactive Digital Technologies, Inc.	5,000	11,421
#	International Games System Co. Ltd., Class C	73,000	1,746,953
#	Inventec Corp.	713,000	1,338,741
	Iron Force Industrial Co. Ltd.	12,296	29,597
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	35,254
	ITE Technology, Inc.	42,000	160,457
	Jarllytec Co. Ltd.	18,450	40,257
	Jean Co. Ltd.	57,873	34,679
	Jentech Precision Industrial Co. Ltd.	8,098	838,793
	Jetwell Computer Co. Ltd.	5,600	37,787
	Jih Lin Technology Co. Ltd.	16,000	34,545
#	Johnson Health Tech Co. Ltd.	21,000	79,502
#	JPC connectivity, Inc.	27,000	237,075
#	JSL Construction & Development Co. Ltd.	62,111	116,670
	Kaimei Electronic Corp.	15,120	52,743
	Kaori Heat Treatment Co. Ltd.	11,000	288,357
	Kedge Construction Co. Ltd.	10,666	33,357
	KEE TAI Properties Co. Ltd.	102,515	30,096
		Shares	Value»
TAIWAN — (Continued)
	Kerry TJ Logistics Co. Ltd.	35,000	$31,454
	Keystone Microtech Corp.	4,000	110,456
	KGI Financial Holding Co. Ltd.	2,456,339	2,320,702
	KHGEARS International Ltd.	5,420	24,550
	Kindom Development Co. Ltd.	130,090	139,010
	King Slide Works Co. Ltd.	5,000	1,198,107
*	King's Town Construction Co. Ltd.	27,000	29,773
	Kinik Co.	10,000	194,548
	Kinpo Electronics	312,000	284,531
	KMC Kuei Meng International, Inc.	16,250	44,524
*	KNH Enterprise Co. Ltd.	45,000	18,933
*	KS Terminals, Inc.	21,000	35,541
	Kung Long Batteries Industrial Co. Ltd.	8,000	31,211
	Kung Sing Engineering Corp.	137,500	40,561
	Kuo Toong International Co. Ltd.	56,248	89,567
*	Kuo Yang Construction Co. Ltd.	57,549	31,899
	Kwong Lung Enterprise Co. Ltd.	24,000	31,824
	L&K Engineering Co. Ltd.	57,390	1,235,003
	Lanner Electronics, Inc.	25,143	58,493
	Largan Precision Co. Ltd. (3008 TT)	11,000	1,363,644
	Laster Tech Co. Ltd.	29,579	17,361
	Lelon Electronics Corp.	23,832	158,673
	Lemtech Holdings Co. Ltd.	4,344	10,932
	Leo Systems, Inc.	12,000	12,888
	Lian HWA Food Corp.	23,996	60,243
#	Lien Hwa Industrial Holdings Corp.	190,764	236,730
	Lite-On Technology Corp.	247,000	1,565,308
	Long Da Construction & Development Corp.	69,300	60,517
#	Longwell Co.	23,000	145,783
#	Lotes Co. Ltd.	19,097	1,076,297
	Lumax International Corp. Ltd.	29,000	99,904

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lung Yen Life Service Corp.	35,000	$51,330
	Macauto Industrial Co. Ltd.	17,000	27,654
	Macnica Galaxy, Inc.	8,000	27,707
	Macroblock, Inc.	10,000	15,498
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	10,042
	Makalot Industrial Co. Ltd.	39,263	266,144
	Marketech International Corp.	25,000	355,840
*	Mechema Chemicals International Corp.	18,000	37,505
	MediaTek, Inc.	123,000	13,102,905
	Mega Financial Holding Co. Ltd.	775,203	1,270,692
#	Mega Union Technology, Inc.	7,800	171,869
	Meiloon Industrial Co.	42,600	28,394
	Mercuries Data Systems Ltd.	13,000	9,002
*	Mercuries Life Insurance Co. Ltd.	716,879	218,643
	Merida Industry Co. Ltd.	43,000	102,253
#	Merry Electronics Co. Ltd.	52,218	129,289
#	METAAGE Corp.	30,000	35,670
*	Microbio Co. Ltd.	76,649	32,736
#	Micro-Star International Co. Ltd.	184,000	797,228
	Mildef Crete, Inc.	10,000	37,833
	MIN AIK Technology Co. Ltd.	35,000	28,819
#	Mitac Holdings Corp.	271,780	726,169
*	Mobiletron Electronics Co. Ltd.	18,000	17,992
	momo.com, Inc.	17,945	135,080
	MPI Corp.	12,000	1,910,108
	MSSCORPS Co. Ltd.	6,480	67,730
	Nak Sealing Technologies Corp.	9,000	31,933
	Nan Pao Resins Chemical Co. Ltd.	23,000	218,240
	Nan Ya Plastics Corp.	243,000	1,154,574
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	11,752
	Nantex Industry Co. Ltd.	99,200	83,951
	National Aerospace Fasteners Corp.	6,639	27,507
	National Petroleum Co. Ltd.	22,000	38,062
	Netronix, Inc.	11,000	29,544
		Shares	Value»
TAIWAN — (Continued)
*	New Asia Construction & Development Corp.	34,000	$14,800
	New Best Wire Industrial Co. Ltd.	18,000	14,330
	Nichidenbo Corp.	47,000	177,648
	Nidec Chaun-Choung Technology Corp.	5,000	16,604
	Nien Hsing Textile Co. Ltd.	5,000	2,704
	Nien Made Enterprise Co. Ltd.	19,000	224,014
	Niko Semiconductor Co. Ltd.	22,040	42,819
	Nishoku Technology, Inc.	10,000	33,849
	Nova Technology Corp.	7,000	57,254
	Novatek Microelectronics Corp.	123,000	1,943,964
	O-Bank Co. Ltd.	259,507	82,130
	Ocean Plastics Co. Ltd.	58,000	58,248
	Orient Semiconductor Electronics Ltd.	112,000	137,967
*	Oriental Union Chemical Corp.	75,000	29,766
	O-TA Precision Industry Co. Ltd.	12,000	19,888
	Pacific Construction Co.	73,000	19,751
	Pacific Hospital Supply Co. Ltd.	13,000	30,516
	Pan Asia Chemical Corp.	40,613	28,673
	Pan German Universal Motors Ltd.	5,000	35,464
	Pan Jit International, Inc.	83,900	295,913
#	Pan-International Industrial Corp.	83,000	104,306
	Panion & BF Biotech, Inc.	10,563	19,063
#	Parade Technologies Ltd.	17,000	291,321
#	Parpro Corp.	18,000	52,333
*	PChome Online, Inc.	42,983	33,676
	P-Duke Technology Co. Ltd.	11,579	42,165
	Pegatron Corp.	452,000	1,169,585
	Pegavision Corp.	6,000	59,696
	PharmaEngine, Inc.	14,000	26,528
	PharmaEssentia Corp.	40,893	1,330,398
*	Phihong Technology Co. Ltd.	70,000	45,249

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Phison Electronics Corp.	33,000	$1,624,106
*	Phytohealth Corp.	53,000	18,445
	Pixart Imaging, Inc.	31,000	182,493
#	Planet Technology Corp.	17,000	76,226
	Polytronics Technology Corp.	22,423	35,423
	Posiflex Technology, Inc.	8,000	47,859
	Pou Chen Corp.	249,000	184,220
	Powertech Technology, Inc.	217,000	1,551,466
	Poya International Co. Ltd.	8,540	190,253
#	President Chain Store Corp.	70,000	484,738
	Primax Electronics Ltd.	99,000	199,138
	Prince Housing & Development Corp.	177,000	46,927
*	Princeton Technology Corp.	12,000	5,146
	Pro Hawk Corp.	5,000	24,944
	Promate Electronic Co. Ltd.	44,399	64,709
	PSS Co. Ltd.	7,000	31,805
#	Qisda Corp.	261,080	218,940
	QST International Corp.	15,571	19,096
	Qualipoly Chemical Corp.	16,000	82,934
	Quang Viet Enterprise Co. Ltd.	17,168	32,150
#	Quanta Computer, Inc.	250,000	2,223,976
#	Quanta Storage, Inc.	52,000	106,098
*	Quintain Steel Co. Ltd.	41,000	11,098
	Radiant Opto-Electronics Corp.	103,000	260,705
	Radium Life Tech Co. Ltd.	130,011	42,124
	Rafael Microelectronics, Inc.	1,607	6,475
	Raydium Semiconductor Corp.	15,000	104,351
#	Realtek Semiconductor Corp.	76,000	1,575,996
	Rechi Precision Co. Ltd.	86,000	62,498
	Rexon Industrial Corp. Ltd.	39,000	34,588
	Rich Development Co. Ltd.	235,870	56,173
	RiTdisplay Corp.	12,247	11,134
		Shares	Value»
TAIWAN — (Continued)
*	Ritek Corp.	120,099	$39,260
	Rodex Fasteners Corp.	12,000	7,862
	Ruentex Industries Ltd.	115,784	186,744
	Run Long Construction Co. Ltd.	93,600	95,312
	Sakura Development Co. Ltd.	89,820	117,829
	Sampo Corp.	77,800	56,057
	San Fang Chemical Industry Co. Ltd.	65,000	63,558
	San Fu Chemical Co. Ltd.	3,000	9,911
	San Shing Fastech Corp.	22,000	38,287
	Sanyang Motor Co. Ltd.	104,000	207,861
	Scientech Corp.	10,000	196,557
	SciVision Biotech, Inc.	6,000	9,155
	SDI Corp.	19,000	83,869
	Sea Sonic Electronics Co. Ltd.	8,000	15,929
	Securitag Assembly Group Co. Ltd.	4,000	13,760
	Senao International Co. Ltd.	33,000	29,281
	Senao Networks, Inc.	8,141	29,715
	Sensortek Technology Corp.	7,000	32,559
#	Sercomm Corp.	53,000	134,115
#	Sesoda Corp.	56,680	83,872
#	Shanghai Commercial & Savings Bank Ltd.	629,084	882,211
	Sharehope Medicine Co. Ltd.	42,425	24,844
	Sheng Yu Steel Co. Ltd.	41,000	26,209
	ShenMao Technology, Inc.	30,000	90,159
	Shieh Yih Machinery Industry Co. Ltd.	20,000	14,477
#	Shihlin Electric & Engineering Corp.	52,000	311,446
	Shin Hsiung Natural Gas Co. Ltd.	14,185	17,549
	Shin Ruenn Development Co. Ltd.	20,606	26,432
	Shin Shin Natural Gas Co.	7,000	9,180
#	Shin Zu Shing Co. Ltd.	42,459	222,113
*	Shining Building Business Co. Ltd.	102,206	24,786
	Shinkong Insurance Co. Ltd.	79,000	392,530

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Shinkong Synthetic Fibers Corp.	339,000	$215,466
	Shiny Brands Group Co. Ltd.	3,630	11,758
	Shiny Chemical Industrial Co. Ltd.	32,997	151,921
*	Shuttle, Inc.	106,000	51,154
	Sigurd Microelectronics Corp.	126,438	718,408
	Silergy Corp.	54,000	672,597
	Silicon Integrated Systems Corp.	54,000	80,864
	Simplo Technology Co. Ltd.	50,000	540,386
	Sinbon Electronics Co. Ltd.	50,000	452,413
	Sinmag Equipment Corp.	11,000	38,290
	Sino-American Silicon Products, Inc.	1,000	4,734
#	Sinon Corp.	130,000	156,421
	SinoPac Financial Holdings Co. Ltd.	1,288,266	1,606,647
	Sinopower Semiconductor, Inc.	5,500	37,445
	Sinphar Pharmaceutical Co. Ltd.	27,646	27,081
	Sinyi Realty, Inc.	64,965	40,928
	Sirtec International Co. Ltd.	25,200	18,862
	Sitronix Technology Corp.	37,000	300,644
	Soft-World International Corp.	16,000	49,103
#	Solar Applied Materials Technology Corp.	151,711	463,917
	Solteam, Inc.	20,264	29,847
	Sonix Technology Co. Ltd.	35,000	55,259
	Southeast Cement Co. Ltd.	17,000	8,462
	Speed Tech Corp.	22,017	18,558
	Sporton International, Inc.	29,402	173,929
	Sports Gear Co. Ltd.	11,000	23,365
	St. Shine Optical Co. Ltd.	12,000	34,077
	Standard Chemical & Pharmaceutical Co. Ltd.	22,000	38,489
	Standard Foods Corp.	107,000	96,560
	Stark Technology, Inc.	27,000	137,886
*	Sun Yad Construction Co. Ltd.	68,477	21,056
	Sunflex Tech Co. Ltd.	24,392	16,585
*	Sunko INK Co. Ltd.	64,750	37,752
		Shares	Value»
TAIWAN — (Continued)
	SunMax Biotechnology Co. Ltd.	6,000	$70,797
	Sunonwealth Electric Machine Industry Co. Ltd.	48,746	195,160
	Sunplus Innovation Technology, Inc.	6,160	26,764
*	Sunplus Technology Co. Ltd.	118,000	89,461
	Sunrex Technology Corp.	28,000	32,566
	Sunspring Metal Corp.	27,540	15,974
	Supreme Electronics Co. Ltd.	227,483	556,575
	Swancor Holding Co. Ltd.	26,000	72,991
	Sweeten Real Estate Development Co. Ltd.	50,248	35,510
	Symtek Automation Asia Co. Ltd.	6,482	26,462
	Synmosa Biopharma Corp.	71,137	63,651
	Synnex Technology International Corp.	413,000	1,184,499
	Syscom Computer Engineering Co.	7,000	11,519
	Systex Corp.	50,000	236,681
	T3EX Global Holdings Corp.	29,000	59,323
	TA Chen Stainless Pipe	535,454	713,907
#	Ta Ya Electric Wire & Cable	110,443	114,495
	TA-I Technology Co. Ltd.	26,750	86,968
	Tai Tung Communication Co. Ltd.	53,385	26,967
#	Taichung Commercial Bank Co. Ltd.	897,436	567,698
	TaiDoc Technology Corp.	12,000	47,583
	Taiflex Scientific Co. Ltd.	53,838	279,589
	Taimide Tech, Inc.	14,000	28,240
	Tainan Enterprises Co. Ltd.	33,000	20,303
#	Tai-Saw Technology Co. Ltd.	29,000	39,039
	TaiSol Electronics Co. Ltd.	22,000	39,110
#	Taita Chemical Co. Ltd.	83,945	32,063
#	Taiwan Business Bank	1,270,345	712,911

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	$75,118
	Taiwan Cooperative Financial Holding Co. Ltd.	1,077,164	917,867
	Taiwan Fire & Marine Insurance Co. Ltd.	51,800	94,921
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	43,077
	Taiwan High Speed Rail Corp.	175,000	140,442
	Taiwan Hon Chuan Enterprise Co. Ltd.	67,645	267,447
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	80,515
††	Taiwan Land Development Corp.	134,000	2,083
*	Taiwan Mask Corp.	52,641	58,647
	Taiwan Mobile Co. Ltd.	140,000	486,224
	Taiwan Sakura Corp.	29,000	73,325
	Taiwan Sanyo Electric Co. Ltd.	25,000	24,168
	Taiwan Secom Co. Ltd.	65,000	219,082
#	Taiwan Semiconductor Co. Ltd.	48,000	105,037
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,078,000	79,734,527
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	62,593	25,303,220
	Taiwan Shin Kong Security Co. Ltd.	76,500	95,279
	Taiwan Surface Mounting Technology Corp.	67,000	286,723
	Taiwan Taxi Co. Ltd.	6,615	30,169
	Taiwan Union Technology Corp.	63,000	2,109,366
#	Tatung Co. Ltd.	333,450	249,339
*	TBI Motion Technology Co. Ltd.	11,000	15,344
	TCI Co. Ltd.	18,877	65,710
	Te Chang Construction Co. Ltd.	14,386	31,060
#	Teco Electric & Machinery Co. Ltd.	304,000	600,338
	Tehmag Foods Corp.	6,400	50,462
#	Test Research, Inc.	36,000	293,887
	Test Rite International Co. Ltd.	53,000	36,174
		Shares	Value»
TAIWAN — (Continued)
	Thye Ming Industrial Co. Ltd.	25,819	$55,615
	Ton Yi Industrial Corp.	218,000	100,736
	Tong Hsing Electronic Industries Ltd.	43,857	212,814
#	Tong Yang Industry Co. Ltd.	61,000	133,744
	Tong-Tai Machine & Tool Co. Ltd.	60,000	49,216
	Top Union Electronics Corp.	22,759	16,994
	Topco Scientific Co. Ltd.	55,040	840,128
	Topco Technologies Corp.	18,000	39,761
	Topkey Corp.	14,000	71,287
#	Topoint Technology Co. Ltd.	35,554	347,772
	TPK Holding Co. Ltd.	89,000	148,927
	Trade-Van Information Services Co.	16,000	46,242
#	Transcend Information, Inc.	55,000	488,451
	Transcom, Inc.	3,224	11,082
	Trusval Technology Co. Ltd.	2,100	14,518
	TS Financial Holding Co. Ltd (2887 TT)	2,134,413	2,350,210
	TSC Auto ID Technology Co. Ltd.	9,128	51,630
	TSRC Corp.	56,000	36,418
	Ttet Union Corp.	6,000	28,648
	TTFB Co. Ltd.	3,662	18,232
	TTY Biopharm Co. Ltd.	42,000	96,422
*	Tul Corp.	12,000	20,479
	Tung Ho Steel Enterprise Corp.	103,270	237,481
	Tung Thih Electronic Co. Ltd.	10,296	14,108
	TURVO International Co. Ltd.	9,000	51,690
	TYC Brother Industrial Co. Ltd.	39,000	33,650
*	Tycoons Group Enterprise	72,388	16,937
	Ubright Optronics Corp.	10,000	16,716
	UDE Corp.	21,000	67,222
	Ultra Chip, Inc.	15,000	30,224
	Unic Technology Corp.	41,000	31,116
	Union Bank of Taiwan	402,119	256,860
	Union Insurance Co. Ltd.	25,000	25,985
#	Uni-President Enterprises Corp.	1,141,000	2,594,593

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unitech Computer Co. Ltd.	29,000	$51,782
	United Alloy-Tech Co.	12,419	22,473
	United Integrated Services Co. Ltd.	71,000	2,376,082
	United Orthopedic Corp.	15,000	38,637
	United Radiant Technology	28,000	16,654
	Univacco Technology, Inc.	15,000	25,259
	Universal Cement Corp.	114,220	94,179
	Universal Microwave Technology, Inc.	3,000	87,776
	Universal Vision Biotechnology Co. Ltd.	14,257	57,983
	UPC Technology Corp.	160,169	50,761
	Userjoy Technology Co. Ltd.	15,597	35,338
#	USI Corp.	232,320	80,174
	Utechzone Co. Ltd.	4,000	19,653
	UVAT Technology Co. Ltd.	8,000	17,341
	Value Valves Co. Ltd.	5,383	13,479
	Ve Wong Corp.	23,000	34,589
#	Ventec International Group Co. Ltd., Class C	18,000	108,956
	Via Technologies, Inc.	25,000	53,801
	Visco Vision, Inc.	8,000	45,303
	VisEra Technologies Co. Ltd.	21,000	270,591
	Visual Photonics Epitaxy Co. Ltd.	30,000	262,308
	Vizionfocus, Inc.	6,000	33,570
#	Voltronic Power Technology Corp.	12,915	378,889
	Waffer Technology Corp.	19,276	21,588
#	Wah Hong Industrial Corp.	13,000	15,436
	Wah Lee Industrial Corp.	66,780	230,069
*	WEI Chih Steel Industrial Co. Ltd.	27,000	12,888
	Weikeng Industrial Co. Ltd.	169,945	231,192
	Well Shin Technology Co. Ltd.	16,000	19,691
	Welldone Co.	13,000	18,608
	Wholetech System Hitech Ltd.	18,000	67,213
	Winmate, Inc.	7,000	35,741
		Shares	Value»
TAIWAN — (Continued)
	WinWay Technology Co. Ltd.	3,000	$526,565
	Wisdom Marine Lines Co. Ltd.	123,102	297,547
	Wiselink Co. Ltd.	18,000	49,044
#	Wistron Corp.	466,436	2,501,493
	WITS Corp.	10,659	39,378
	Wiwynn Corp.	17,000	2,767,728
	WNC Corp.	96,372	645,900
#	Wonderful Hi-Tech Co. Ltd.	17,954	33,792
	Wowprime Corp.	13,194	95,383
	WPG Holdings Ltd.	610,400	2,092,751
#	WT Microelectronics Co. Ltd.	186,432	1,125,202
	XAC Automation Corp.	24,000	24,310
	Xxentria Technology Materials Corp.	29,975	33,829
	Ya Horng Electronic Co. Ltd.	8,000	12,082
	Yageo Corp.	211,840	3,188,468
	Yang Ming Marine Transport Corp.	16,000	25,031
#	Yankey Engineering Co. Ltd.	17,257	343,512
	Yea Shin International Development Co. Ltd.	90,217	60,379
	Yen Sun Technology Corp.	9,000	11,527
*††	Yeong Guan Energy Technology Group Co. Ltd.	10,216	1,315
	YFC-Boneagle Electric Co. Ltd.	30,236	22,619
	YFY, Inc.	163,000	145,762
	Yi Jinn Industrial Co. Ltd.	33,100	14,622
*	Yieh Phui Enterprise Co. Ltd.	320,479	134,660
	Young Fast Optoelectronics Co. Ltd.	17,000	27,779
	Youngtek Electronics Corp.	28,000	62,964
	Yuanta Financial Holding Co. Ltd.	1,402,166	2,925,181
	Yuanta Futures Co. Ltd.	6,224	16,847
#	Yulon Motor Co. Ltd.	175,990	151,728
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,202
	Yungshin Construction & Development Co. Ltd.	31,000	48,100

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	46,000	$76,097
	Zeng Hsing Industrial Co. Ltd.	9,669	27,399
	Zenitron Corp.	64,000	119,593
	Zero One Technology Co. Ltd.	30,633	103,234
	ZillTek Technology Corp.	6,000	37,563
	Zippy Technology Corp.	30,000	49,820
	Zyxel Group Corp.	97,909	123,223
TOTAL TAIWAN			317,562,326
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	33,100	15,713
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	16,187
	Advanced Info Service PCL	31,800	361,212
	Advanced Information Technology PCL, Class F	258,500	38,063
	AEON Thana Sinsap Thailand PCL	17,300	54,330
	Airports of Thailand PCL	122,900	233,406
	Amata Corp. PCL	111,300	96,030
#	AP Thailand PCL	626,600	155,697
	Asia Plus Group Holdings PCL	545,200	39,413
	Asian Insulators PCL	77,325	6,702
	Asian Sea Corp. PCL	134,700	30,177
	Bangkok Bank PCL (BBLF TB)	67,400	385,839
#	Bangkok Chain Hospital PCL	191,800	59,109
	Bangkok Commercial Asset Management PCL	361,100	74,422
	Bangkok Dusit Medical Services PCL, Class F	738,600	424,197
	Bangkok Expressway & Metro PCL	607,500	122,627
	Bangkok Life Assurance PCL, NVDR	50,800	39,555
	BCPG PCL	317,700	67,262
	BEC World PCL	319,801	20,105
	BKI Holdings PCL	7,000	77,962
*	BTS Group Holdings PCL	657,600	42,085
	Bumrungrad Hospital PCL	64,300	360,495
		Shares	Value»
THAILAND — (Continued)
#	Cal-Comp Electronics Thailand PCL, Class F	1,167,167	$286,339
#	Central Retail Corp. PCL CRCF TB	129,450	103,351
	CH Karnchang PCL	188,000	102,415
#	Chularat Hospital PCL	718,200	34,111
	Com7 PCL	281,500	256,796
	Cotto F	248,200	1,412
	CP ALL PCL	167,900	240,719
	CP Axtra PCL	109,563	48,750
	Delta Electronics Thailand PCL	296,600	2,428,521
	Dhipaya Group Holdings PCL	130,400	92,447
	Diamond Building Products PCL	101,400	16,073
	Dohome PCL	12,183	1,439
	Don Muang Tollway PCL	34,300	12,849
	Eastern Polymer Group PCL	65,100	12,402
	Eastern Water Resources Development & Management PCL, Class F	200,000	31,097
#*	Energy Absolute PCL	850,900	74,029
#	Erawan Group PCL	315,400	32,717
	Exotic Food PCL	52,700	31,363
#	Forth Corp. PCL	77,600	41,426
	Fortune Parts Industry PCL	205,700	9,825
	Frasers Property Thailand PCL	144,800	30,474
#	Gunkul Engineering PCL	1,265,500	190,813
	Haad Thip PCL	64,600	30,945
	Hana Microelectronics PCL	65,000	69,268
	Heng Leasing & Capital PCL	507,200	14,715
	Home Product Center PCL	925,300	179,573
	Ichitan Group PCL	152,500	67,494
#	Indorama Ventures PCL	77,100	50,781
#	IRPC PCL	2,267,200	149,427
#*	Jasmine Technology Solution PCL	22,300	20,087
	Jaymart Group Holdings PCL	127,700	42,320
	JMT Network Services PCL	128,200	45,946
	Karmarts PCL	45,800	10,074
	Kasikornbank PCL (KBANKF TB)	23,300	169,999

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	KCE Electronics PCL	79,000	$98,324
	Kiatnakin Phatra Bank PCL	35,800	118,571
	Krung Thai Bank PCL	170,100	224,701
	Krungthai Card PCL	169,100	192,993
	Ladprao General Hospital PCL, Class F	40,000	4,288
	Lalin Property PCL	148,400	19,457
#	Land & Houses PCL (LHF TB)	1,453,800	165,840
	LH Financial Group PCL	1,964,400	74,114
	Loxley PCL	724,500	31,198
	LPN Development PCL	282,400	13,597
	MBK PCL	129,634	87,546
	MC Group PCL	106,000	37,389
	Mega Lifesciences PCL	106,300	120,768
	Minor International PCL	263,800	185,815
#	MK Restaurants Group PCL	38,600	24,627
	Namyong Terminal PCL	215,400	26,331
#	Northeast Rubber PCL	216,700	29,123
	Polyplex Thailand PCL	117,900	49,638
	Praram 9 Hospital PCL	55,400	29,647
	Precious Shipping PCL	204,400	49,202
	Premier Marketing PCL	111,900	37,170
#	Prima Marine PCL	35,598	10,762
*	Property Perfect PCL	2,804,610	4,207
	Pruksa Holding PCL	260,300	30,525
*	PSG Corp. PCL	86,425	13,588
	PTG Energy PCL	226,500	51,155
	PTT Global Chemical PCL	79,200	86,780
	PTT Oil & Retail Business PCL	318,000	121,612
	Quality Houses PCL	2,306,100	99,846
	Rajthanee Hospital PCL	31,400	14,382
	Ratchaphruek Hospital PCL	60,100	8,967
	Ratchthani Leasing PCL	669,390	44,824
	S Hotels & Resorts PCL	347,400	17,428
	Saha-Union PCL	41,400	34,098
	Samart Corp. PCL	156,200	27,452
#	Sansiri PCL	4,025,900	181,432
	Sappe PCL	18,300	18,947
	SC Asset Corp. PCL	553,900	33,481
	SCG Packaging PCL	70,900	64,355
		Shares	Value»
THAILAND — (Continued)
	Siamgas & Petrochemicals PCL	263,500	$63,544
	Sikarin PCL, Class F	132,000	31,798
*	Singer Thailand PCL	92,400	32,767
#	Singha Estate PCL	706,700	11,631
	SISB PCL	21,300	6,204
	SKY ICT PCL	31,100	17,572
	SPCG PCL	165,600	45,547
	Sri Trang Agro-Industry PCL	168,700	93,727
	Srinanaporn Marketing PCL	61,800	13,115
	Srithai Superware PCL	359,200	11,923
	Srivichai Vejvivat PCL	64,300	16,460
	Star Petroleum Refining PCL	474,800	157,943
	Stecon Group PCL	267,400	144,560
#	Supalai PCL	262,900	124,775
*	Super Energy Corp. PCL	6,177,300	24,106
	Susco PCL	321,100	21,326
	TAC Consumer PCL	87,200	16,838
#	Taokaenoi Food & Marketing PCL, Class F	110,400	13,595
	Thai Coconut PCL	54,400	9,421
	Thai Life Insurance PCL	48,700	16,946
	Thai Nakarin Hospital PCL	18,000	15,522
	Thai Oil PCL	263,665	515,934
	Thai President Foods PCL	7,500	41,778
	Thai Union Group PCL	344,400	125,523
	Thai Vegetable Oil PCL	29,410	23,978
	Thai Wah PCL	70,400	5,972
	Thaitheparos PCL	13,400	16,638
	Thanachart Capital PCL	61,800	144,234
	Tipco Asphalt PCL (TASCO/F TB)	156,536	65,481
	TIPCO Foods PCL	79,100	14,911
	TKS Technologies PCL	86,680	18,962
#	TMBThanachart Bank PCL	1,694,940	154,920
	TOA Paint Thailand PCL	124,300	58,593
	TTW PCL	137,540	42,789
	Unique Engineering & Construction PCL	257,300	21,819
	United Paper PCL	55,100	13,616
*	Vanachai Group PCL	99,600	6,321
	VGI PCL	2,148,080	64,137
	WHA Corp. PCL	1,299,900	188,333

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Xspring Capital PCL	1,587,200	$23,703
TOTAL THAILAND			12,571,727
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	1,611,515	29,401
	Agesa Hayat ve Emeklilik AS	9,841	50,289
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	66,761	47,103
	Akbank TAS	296,476	394,419
*	Aksigorta AS	147,479	20,776
	Albaraka Turk Katilim Bankasi AS	145,198	24,178
*	Alkim Alkali Kimya AS	51,913	16,999
	Anadolu Anonim Turk Sigorta Sirketi	319,200	182,914
	Anadolu Efes Biracilik Ve Malt Sanayii AS	280,710	129,093
	Anadolu Hayat Emeklilik AS	16,478	39,799
#*	Arcelik AS	11,491	23,526
	ARD Grup Bilisim Teknolojileri AS	25,944	39,561
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	588,213
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	21,293	132,370
*	Aydem Yenilenebilir Enerji AS, Class A	56,344	26,938
	Aygaz AS	13,473	75,035
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	62,255	16,090
	BIM Birlesik Magazalar AS	63,922	525,020
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	64,424
	Borusan Yatirim ve Pazarlama AS	701	25,199
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	8,705
	Celebi Hava Servisi AS	558	16,952
	Coca-Cola Icecek AS	82,181	157,646
	Dogus Otomotiv Servis ve Ticaret AS	28,601	114,597
*	EGE Endustri VE Ticaret AS	112	12,422
Ω	Enerjisa Enerji AS	30,234	69,254
		Shares	Value»
TURKEY — (Continued)
	Enka Insaat ve Sanayi AS	38,495	$70,950
#	Ford Otomotiv Sanayi AS	46,053	77,646
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	248,895	48,924
*	GSD Holding AS	354,746	35,663
*	Gubre Fabrikalari TAS	5,801	48,573
*	Hitit Bilgisayar Hizmetleri AS	13,959	10,699
*	Ihlas Holding AS	485,286	10,617
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	199,637	42,376
*	Info Yatirim AS	48,126	5,687
*	Is Finansal Kiralama AS	88,983	37,290
	Is Yatirim Menkul Degerler AS, Class A	180,616	131,335
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	579,328	26,946
	Kervan Gida Sanayi Ve Ticaret AS	203,913	10,166
	Kiler Holding AS	21,004	32,602
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	25,299
*	LDR Turizm AS	59,524	121,689
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	61,482
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	6,420
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	152,887	125,831
#*	MIA Teknoloji AS	41,307	26,842
	Migros Ticaret AS	5,530	72,736
*Ω	MLP Saglik Hizmetleri AS	20,015	170,611
*	Orge Enerji Elektrik Taahhut AS	8,955	19,123
#*	Petkim Petrokimya Holding AS	158,133	63,609
*	Politeknik Metal Sanayi ve Ticaret AS	17	1,627
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	37,015
#*	Sasa Polyester Sanayi AS	436,283	22,692
	Sekerbank Turk AS	266,815	39,337

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,261	$144,776
*	Sok Marketler Ticaret AS	49,406	53,011
#*	TAV Havalimanlari Holding AS	29,688	169,377
#	Tofas Turk Otomobil Fabrikasi AS	12,565	71,998
*	Trust Anadolu Metal Madencilik Isletmeleri AS	10,343	27,028
*	Tukas Gida Sanayi ve Ticaret AS	548,496	22,967
*	Tumosan Motor ve Traktor Sanayi AS	7,242	12,442
#*	Turk Altin Isletmeleri AS	66,468	61,636
*	Turk Traktor ve Ziraat Makineleri AS	6,206	53,859
	Turkcell Iletisim Hizmetleri AS	153,339	323,174
#	Turkiye Garanti Bankasi AS	88,092	227,958
#	Turkiye Is Bankasi AS, Class C	763,155	199,962
	Turkiye Petrol Rafinerileri AS	87,345	544,081
	Turkiye Sigorta AS	518,112	68,562
	Turkiye Sinai Kalkinma Bankasi AS	640,671	147,426
#*	Turkiye Vakiflar Bankasi TAO, Class D	368,834	226,276
	Ulker Biskuvi Sanayi AS	40,157	72,826
*	Usak Seramik Sanayii AS	560,070	15,443
*	Vakif Finansal Kiralama AS	977,852	24,868
#*	Vestel Elektronik Sanayi ve Ticaret AS	21,425	10,269
#*	Yapi ve Kredi Bankasi AS	431,515	296,915
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	16,201
TOTAL TURKEY			7,005,765
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	282,272	1,150,028
	Abu Dhabi Islamic Bank PJSC	256,717	1,482,947
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	583,528	$635,459
*	Abu Dhabi Ports Co. PJSC	105,445	140,522
	Abu Dhabi Ship Building Co. PJSC	25,197	55,545
	ADNOC Drilling Co. PJSC	489,986	777,785
	ADNOC Logistics & Services	54,080	91,245
	Agility Global PLC	757,917	349,190
	Agthia Group PJSC	70,345	61,307
	Air Arabia PJSC	318,461	422,358
	Ajman Bank PJSC	223,593	82,654
*	AL Seer Marine Supplies & Equipment Co. LLC	42,858	21,974
	Aldar Properties PJSC	298,139	601,491
	Alef Education Holding PLC	32,914	8,834
	Alpha Dhabi Holding PJSC	126,398	251,201
	Amanat Holdings PJSC	179,192	67,711
	Amlak Finance PJSC	281,015	87,913
	Bank of Sharjah	153,119	51,606
	Burjeel Holdings PLC	203,403	68,365
	Deyaar Development PJSC	434,668	85,539
	Dubai Financial Market PJSC	285,785	109,430
	Dubai Investments PJSC	430,521	421,856
	Dubai Islamic Bank PJSC	843,032	1,670,741
	Dubai Taxi Co. PJSC	22,029	12,765
	Emaar Development PJSC	227,825	801,753
	Emaar Properties PJSC	434,020	1,295,363
	Emirates Integrated Telecommunications Co. PJSC	279,489	925,459
	Emirates Mobility Co.	73,716	71,493
	Emirates NBD Bank PJSC	312,208	2,564,227
*	Emirates Reem Investments PJSC	13,190	6,572
	Emirates Telecommunications Group Co. PJSC	116,195	643,604
	First Abu Dhabi Bank PJSC	328,767	1,731,596
*	Ghitha Holding PJSC	6,712	20,690
*	Gulf Pharmaceutical Industries PSC	61,471	17,353

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	International Holding Co. PJSC	5,838	$607,395
	Lulu Retail Holdings PLC	469,886	122,444
*	Manazel PJSC	301,353	25,082
*	Modon Holding PSC	529,941	410,908
	NMDC Group PJSC	7,021	43,546
	Palms Sports PrJSC	10,321	21,299
	Parkin Co. PJSC	148,635	223,154
*	Presight AI Holding PLC	121,810	112,442
	Pure Health Holding PJSC	17,105	10,485
*	RAK Properties PJSC	340,523	98,769
	Ras Al Khaimah Ceramics PJSC	83,971	55,377
	Salik Co. PJSC	501,572	724,750
	Sharjah Islamic Bank	215,329	169,693
*	Shuaa Capital PSC	329,812	17,212
	Spinneys 1961 Holding PLC	44,574	15,363
	Taaleem Holdings PJSC	5,617	4,884
	TECOM Group PJSC	11,759	10,786
*	Two Point Zero Group PJSC	457,842	247,609
	Union Properties PJSC	564,802	93,109
TOTAL UNITED ARAB EMIRATES			19,800,883
TOTAL COMMON STOCKS			1,208,406,556
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Alpargatas SA, 14.629%	26,757	64,766
*	Axia Energia SA Class C	15,715	161,238
	Banco ABC Brasil SA, 11.118%	43,752	207,145
	Banco ABC Brasil SA	1,470	6,960
Ω	Banco BMG SA, 8.333%	35,901	37,678
	Banco Bradesco SA, 8.440%	363,531	1,321,696
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	58,233	161,517
	Banco Pine SA, 7.501%	15,574	40,155
	Centrais Eletricas de Santa Catarina SA, 8.585%	3,500	97,927
		Shares	Value»

BRAZIL — (Continued)
	Cia De Saneamento do Parana Sanepar, 1.583%	115,531	$162,044
	Cia Energetica de Minas Gerais, 10.009%	516,519	1,155,485
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,205	81,192
	Energisa SA, 4.047%	248	462
	Eucatex SA Industria e Comercio, 4.891%	18,800	85,300
	Gerdau SA, 2.722%	60,179	296,553
	Isa Energia Brasil SA, 6.882%	63,193	335,216
	Itau Unibanco Holding SA, 8.042%	454,834	3,848,343
	Klabin SA, 7.745%	4	3
	Localiza Rent a Car SA, 2.894%	4,097	29,524
	Marcopolo SA, 17.780%	248,890	260,716
*	Raizen SA	248,456	12,744
*	Randoncorp SA	56,600	54,711
	Schulz SA, 14.152%	35,856	31,689
	Track & Field Co. SA, 2.170%	15,700	45,497
	Unipar Carbocloro SA Class B, 16.107%	5,199	64,809
TOTAL BRAZIL			8,563,370
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 3.730%	41,683	207,574
	Sociedad Quimica y Minera de Chile SA Class B, 1.475%	4,213	284,114
TOTAL CHILE			491,688
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	208,948	22,993
TOTAL PREFERRED STOCKS			9,078,051
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	39,294	0
SOUTH KOREA — (0.0%)
*	LB Semicon, Inc. Rights	3,025	0

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

TAIWAN — (0.0%)
* Grand Pacific Petrochemical Rights	40,090	$0
* Zenitron Corp. Rights	5,120	555
TOTAL TAIWAN		555
TOTAL RIGHTS/WARRANTS		555
TOTAL INVESTMENT SECURITIES (Cost $678,303,106)		1,217,485,162

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,288,038	$14,898,733
TOTAL INVESTMENTS — (100.0%)
(Cost $693,199,949)^^			$1,232,383,895
As of July 31, 2026, the value of Rule 144A securities amounted to $49,078,444 or 4.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$42,608,914	—	—	$42,608,914
Chile	7,522,007	$17,117	—	7,539,124
China	13,544,662	259,976,731	$99,389	273,620,782
Colombia	2,331,265	—	—	2,331,265
Czech Republic	—	753,955	—	753,955
Egypt	—	275,339	—	275,339
Greece	—	7,509,056	—	7,509,056
Hong Kong	—	10,606	—	10,606
Hungary	—	4,778,921	—	4,778,921
India	7,010,283	147,836,949	—	154,847,232
Indonesia	—	2,057,713	9,629	2,067,342
Kuwait	—	7,312,243	8,429	7,320,672
Malaysia	—	9,737,408	25	9,737,433
Mexico	23,472,233	123,054	—	23,595,287
Peru	2,231,056	—	—	2,231,056
Philippines	—	3,229,723	—	3,229,723
Poland	—	17,102,419	—	17,102,419
Qatar	—	6,573,196	—	6,573,196
Saudi Arabia	24,214	27,064,736	—	27,088,950
South Africa	4,789,362	25,985,917	—	30,775,279
South Korea	17,447	227,413,646	38,211	227,469,304
Taiwan	25,393,760	292,165,168	3,398	317,562,326
Thailand	13,588	12,558,139	—	12,571,727
Turkey	—	7,005,765	—	7,005,765
United Arab Emirates	—	19,800,883	—	19,800,883
Preferred Stocks
Brazil	8,556,410	6,960	—	8,563,370
Chile	491,688	—	—	491,688
India	—	22,993	—	22,993
Rights/Warrants
Chile	—	—	—	—
South Korea	—	—	—	—

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$555	—	$555
Securities Lending Collateral	—	14,898,733	—	14,898,733
Total Investments in Securities	$138,006,889	$1,094,217,925	$159,081˂˃	$1,232,383,895

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.4%)
BRAZIL — (2.9%)
	Anima Holding SA	52,600	$22,621
	Azzas 2154 SA	11,266	36,493
	Bemobi Mobile Tech SA	10,600	49,768
*	Blau Farmaceutica SA	6,370	10,807
	Brava Energia	33,228	129,788
	C&A Modas SA	43,100	80,263
	Cia Brasileira de Aluminio	48,891	106,864
*	Cia Brasileira de Distribuicao	66,272	33,861
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	112,253	107,179
	Cogna Educacao SA	239,241	107,606
	Cruzeiro do Sul Educacional SA	55,600	49,357
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	221,105
Ω	Desktop SA	20,083	73,690
	Dimed SA Distribuidora da Medicamentos	27,900	65,221
	Empreendimentos Pague Menos SA PGMN3 BZ	81,878	51,364
	Fleury SA	22,598	76,409
	Gerdau SA, Sponsored ADR	321,071	1,592,512
	Guararapes Confeccoes SA	20,980	32,903
	Hypera SA HYPE3 BZ	29,981	125,799
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,100	20,519
	Irani Papel e Embalagem SA	15,523	24,835
	IRB-Brasil Resseguros SA	12,326	136,309
	JHSF Participacoes SA	78,158	170,527
	JSL SA	22,100	24,414
	Lavvi Empreendimentos Imobiliarios SA	16,300	33,184
		Shares	Value»
BRAZIL — (Continued)
	Localiza Rent a Car SA	80,447	$596,868
	Lojas Renner SA	112,922	302,958
	MBRF Global Foods Co. SA	62,054	214,716
	Mills Locacao Servicos e Logistica SA	25,600	79,540
	Motiva Infraestrutura de Mobilidade SA	26,922	78,390
	Moura Dubeux Engenharia SA	19,287	94,016
	Movida Participacoes SA MOVI3 BZ	43,576	67,739
*	Natura Cosmeticos SA	36,600	60,505
	Oceanpact Servicos Maritimos SA	18,400	37,387
	Petroreconcavo SA	28,600	60,200
	Porto Seguro SA	25,272	272,704
*	PRIO SA	101,030	1,212,762
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,100	9,692
	Qualicorp Consultoria e Corretora de Seguros SA	51,900	15,665
	Sao Martinho SA	34,578	99,045
	Sendas Distribuidora SA (ASAI3 BZ)	121,595	203,892
Ω	Ser Educacional SA	36,600	87,652
	Simpar SA SIMH3 BZ	44,275	67,341
	SLC Agricola SA	29,576	78,066
	Smartfit Escola de Ginastica e Danca SA	30,100	116,976
	Tegma Gestao Logistica SA	7,100	42,649
	TIM SA	8,050	30,856
	Tres Tentos Agroindustrial SA	9,019	20,994
	Trisul SA	18,774	15,777
	Ultrapar Participacoes SA (UGPA3 BZ)	74,415	485,173
	Unifique Telecomunicacoes SA	19,478	20,749

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	$46,854
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,202	42,302
	Vibra Energia SA	160,214	1,139,385
	Vulcabras SA	8,800	24,165
	YDUQS Participacoes SA	41,200	67,134
TOTAL BRAZIL			9,075,550
CHILE — (0.2%)
	Banco Itau Chile SA	5,784	130,642
*	CAP SA	10,826	69,037
	Empresa Nacional de Telecomunicaciones SA	35,575	138,895
	Empresas CMPC SA	111,597	126,631
	Ripley Corp. SA	203,862	83,759
	Salfacorp SA	72,948	95,721
	SMU SA	336,266	46,095
	Sociedad Matriz SAAM SA	195,719	28,299
	SONDA SA	84,552	28,419
	Veolia Inversiones Aguas del Gran Santiago Ltda	21,723	22,196
TOTAL CHILE			769,694
CHINA — (23.6%)
	361 Degrees International Ltd.	194,000	115,613
Ω	3SBio, Inc.	340,000	726,091
	AAC Technologies Holdings, Inc.	137,500	675,646
	Advanced Technology & Materials Co. Ltd., Class A	28,900	67,582
Ω	AK Medical Holdings Ltd.	22,000	15,494
	Allmed Medical Products Co. Ltd., Class A	10,200	13,938
	Aluminum Corp. of China Ltd., Class H	492,000	535,734
	Anhui Conch Cement Co. Ltd., Class H	21,500	50,656
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	26,326
		Shares	Value»
CHINA — (Continued)
	Anhui Heli Co. Ltd., Class A	8,200	$22,170
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	26,566
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	19,655
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	17,948
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	20,369
	Anhui Xinhua Media Co. Ltd., Class A	22,500	18,595
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	55,702
	Anjoy Foods Group Co. Ltd., Class A	2,300	30,602
	Anton Oilfield Services Group	546,000	56,496
	Aoshikang Technology Co. Ltd., Class A	6,000	35,037
	Aotecar New Energy Technology Group Co. Ltd., Class A	60,800	23,042
	APT Satellite Holdings Ltd.	118,000	32,326
	Autobio Diagnostics Co. Ltd., Class A	4,700	23,051
	AviChina Industry & Technology Co. Ltd., Class H	401,000	154,066
*	BAIC Foton Motor Co. Ltd., Class A	116,900	54,545
*Ω	BAIC Motor Corp. Ltd., Class H	384,000	42,648
	Bank of Chongqing Co. Ltd., Class H	69,500	75,843
Ω	Bank of Qingdao Co. Ltd., Class H	264,000	164,083
	Bank of Xi'an Co. Ltd., Class A	90,300	49,122
	Baoji Titanium Industry Co. Ltd., Class A	5,800	24,274
	BBMG Corp., Class H	284,000	21,403
	BBMG Jidong Cement Group Co. Ltd., Class A	31,600	17,122
	Befar Group Co. Ltd., Class A	33,500	31,148

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	36,100	$66,397
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	85,900	37,551
*	Beijing Capital International Airport Co. Ltd., Class H	274,000	60,077
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	11,882
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	62,884
	Beijing Energy International Holding Co. Ltd.	162,400	16,933
	Beijing Enterprises Holdings Ltd.	92,500	373,089
	Beijing Enterprises Water Group Ltd.	512,000	150,690
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	37,903
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	57,167
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	24,054
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	38,818
	Beijing Jetsen Technology Co. Ltd., Class A	31,300	23,645
*	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	14,720
*	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	13,863
	Beijing Sinnet Technology Co. Ltd., Class A	19,700	39,376
	Beijing Strong Biotechnologies, Inc., Class A	11,400	19,645
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	8,790
		Shares	Value»
CHINA — (Continued)
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	$32,042
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	28,367
	Best Pacific International Holdings Ltd.	70,000	21,226
*	BGI Genomics Co. Ltd., Class A	4,300	24,304
	Biem.L.Fdlkk Garment Co. Ltd., Class A	10,000	38,524
Ω	BOC Aviation Ltd.	39,600	390,342
*	BOE HC SemiTek Corp., Class A	17,900	27,445
	BOE Varitronix Ltd.	38,000	18,974
*	Bohai Leasing Co. Ltd., Class A	89,400	60,253
*	Bright Dairy & Food Co. Ltd., Class A	19,900	20,940
	Brilliance China Automotive Holdings Ltd.	138,000	36,062
	Bros Eastern Co. Ltd., Class A	15,400	18,213
*	B-Soft Co. Ltd., Class A	45,500	24,021
	BTG Hotels Group Co. Ltd., Class A	12,900	23,891
	BXN Holding Co. Ltd., Class A	41,900	24,318
	BYD Electronic International Co. Ltd.	133,000	398,283
	By-health Co. Ltd., Class A	12,000	18,571
*	C C Land Holdings Ltd.	164,000	25,088
#	C&D International Investment Group Ltd.	116,756	228,718
	C&S Paper Co. Ltd., Class A	19,400	21,462
*Ω	CALB Group Co. Ltd., Class H	25,400	54,837
	Camel Group Co. Ltd., Class A	13,000	15,564
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	32,127
*	Canmax Technologies Co. Ltd., Class A	9,100	72,998
	Canny Elevator Co. Ltd., Class A	14,700	11,586

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	75,100	$50,405
	CECEP Wind-Power Corp., Class A	80,300	42,048
	Central China Land Media Co. Ltd., Class A	14,400	27,274
	Central China Securities Co. Ltd., Class H	136,000	30,022
#	CGN New Energy Holdings Co. Ltd.	312,000	92,808
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	18,154
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	30,429
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	33,875
	Chaoju Eye Care Holdings Ltd.	13,000	4,363
Ω	Cheerwin Group Ltd.	57,500	16,346
	Cheng De Lolo Co. Ltd., Class A	17,400	23,208
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	15,688
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	24,903
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	28,713
	Chervon Holdings Ltd.	29,200	70,913
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,900	19,359
	China BlueChemical Ltd., Class H	276,000	74,531
*Ω	China Bohai Bank Co. Ltd., Class H	102,500	10,585
	China CAMC Engineering Co. Ltd., Class A	8,800	11,844
#	China Cinda Asset Management Co. Ltd., Class H	584,000	73,844
		Shares	Value»
CHINA — (Continued)
	China Coal Energy Co. Ltd., Class H	343,000	$470,124
	China Coal Xinji Energy Co. Ltd., Class A	41,800	60,620
	China Communications Services Corp. Ltd., Class H	356,000	193,774
#	China Conch Venture Holdings Ltd.	256,000	287,551
	China CYTS Tours Holding Co. Ltd., Class A	7,200	7,683
*	China Daye Non-Ferrous Metals Mining Ltd.	742,000	8,595
	China Design Group Co. Ltd., Class A	9,840	7,767
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	68,507
*††	China Dili Group	334,200	0
Ω	China East Education Holdings Ltd.	85,500	49,538
*	China Eastern Airlines Corp. Ltd., Class H	100,000	41,643
*	China Education Group Holdings Ltd.	107,400	26,060
	China Electronics Huada Technology Co. Ltd.	234,000	26,820
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	458,000	64,293
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	88,146
#Ω	China Feihe Ltd.	741,000	311,064
	China Foods Ltd.	180,000	79,222
	China Galaxy Securities Co. Ltd., Class H	721,500	700,719
#	China Gas Holdings Ltd.	478,922	373,553
	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	1,011,415
	China Hongqiao Group Ltd.	438,000	1,378,238

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China International Capital Corp. Ltd., Class H	252,400	$696,106
#	China International Marine Containers Group Co. Ltd., Class H	165,570	159,889
	China Isotope & Radiation Corp., Class H	8,600	17,771
	China Lesso Group Holdings Ltd.	182,000	93,863
	China Lilang Ltd.	100,000	44,148
	China Medical System Holdings Ltd.	230,000	350,469
	China Meheco Group Co. Ltd., Class A	15,260	21,617
	China Mengniu Dairy Co. Ltd.	395,000	953,067
	China Merchants Port Holdings Co. Ltd.	213,610	417,153
Ω	China Merchants Securities Co. Ltd., Class H	86,800	161,490
*	China Modern Dairy Holdings Ltd.	643,000	121,431
	China National Accord Medicines Corp. Ltd., Class A	5,720	17,810
#	China National Building Material Co. Ltd., Class H	402,785	191,176
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	21,512
	China National Medicines Corp. Ltd., Class A	5,500	23,065
*Ω	China New Higher Education Group Ltd.	160,000	11,636
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	20,909
	China Nonferrous Mining Corp. Ltd.	225,000	424,592
	China Oilfield Services Ltd., Class H	388,000	351,889
	China Overseas Property Holdings Ltd.	150,000	65,818
		Shares	Value»
CHINA — (Continued)
	China Petroleum Engineering Corp., Class A	71,500	$36,180
#	China Railway Group Ltd., Class H	312,000	143,643
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	20,886
	China Railway Materials Co. Ltd., Class A	64,200	23,949
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	122,684
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	21,437
*††	China Rare Earth Holdings Ltd.	348,000	5,813
	China Reinsurance Group Corp., Class H	1,283,000	224,267
	China Resources Building Materials Technology Holdings Ltd.	244,000	34,813
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	9,900	23,871
	China Resources Gas Group Ltd.	124,400	265,356
	China Resources Land Ltd.	421,501	1,783,210
#	China Resources Medical Holdings Co. Ltd.	221,000	71,560
Ω	China Resources Pharmaceutical Group Ltd.	342,500	211,950
	China Risun Group Ltd.	163,000	38,610
*	China Ruifeng Renewable Energy Holdings Ltd.	150,000	11,658
#*	China Ruyi Holdings Ltd.	1,784,000	327,821
	China Sanjiang Fine Chemicals Co. Ltd.	149,000	54,699
	China Shineway Pharmaceutical Group Ltd.	66,000	68,502
	China South Publishing & Media Group Co. Ltd., Class A	12,400	20,195

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	316,000	$346,642
*	China Sunshine Paper Holdings Co. Ltd.	117,500	14,947
	China Taiping Insurance Holdings Co. Ltd.	282,800	793,445
	China Tianying, Inc., Class A	40,700	30,264
Ω	China Tower Corp. Ltd., Class H	869,000	1,110,859
	China Travel International Investment Hong Kong Ltd.	416,000	63,715
	China XLX Fertiliser Ltd.	134,000	156,676
	China Yongda Automobiles Services Holdings Ltd.	112,000	12,406
#*Ω	China Youran Dairy Group Ltd.	324,000	176,677
*Ω	China Yuhua Education Corp. Ltd.	542,000	25,312
#	China Zheshang Bank Co. Ltd., Class H	380,099	115,882
#	Chinasoft International Ltd.	84,000	42,237
	Chongqing Chongbai Technology Group Co. Ltd., Class A	5,800	18,250
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	42,271
	Chongqing Gas Group Corp. Ltd., Class A	9,214	6,679
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	29,499
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	19,552
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	381,684
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	35,466
*	Chongqing Taiji Industry Group Co. Ltd., Class A	9,100	21,273
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	$37,418
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	27,360
	CIMC Enric Holdings Ltd.	142,000	140,923
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	17,331
	CITIC Ltd.	202,000	317,953
*	CITIC Resources Holdings Ltd.	674,000	39,553
	City Development Environment Co. Ltd., Class A	17,280	33,124
	CMST Development Co. Ltd., Class A	27,600	19,258
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	30,425
	Cofoe Medical Technology Co. Ltd., Class A	3,500	27,740
	Comba Telecom Systems Holdings Ltd.	230,000	23,164
	Concord New Energy Group Ltd.	1,520,000	68,826
	Continental Aerospace Technologies Holding Ltd.	642,000	36,486
	COSCO SHIPPING Development Co. Ltd., Class H	482,000	57,235
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	166,000	293,551
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,100	73,847
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	33,862
	CRRC Corp. Ltd., Class H	324,000	217,422
	CSPC Pharmaceutical Group Ltd.	820,000	897,010
	CSSC Hong Kong Shipping Co. Ltd.	300,000	84,294
*	Daan Gene Co. Ltd., Class A	30,000	24,219
	Dajin Heavy Industry Co. Ltd., Class A	5,200	30,392

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	$29,577
	Dashang Co. Ltd., Class A	11,845	25,829
*	Dezhan Healthcare Co. Ltd., Class A	69,800	34,152
	Dian Diagnostics Group Co. Ltd., Class A	15,800	42,651
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	61,248
	Dongfang Electric Corp. Ltd., Class H	69,800	191,321
	Dongguan Development Holdings Co. Ltd., Class A	20,800	31,287
	Dongyue Group Ltd.	245,000	370,015
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	54,761
	EEKA Fashion Holdings Ltd.	48,000	32,540
	Ever Sunshine Services Group Ltd.	136,000	31,188
Ω	Everbright Securities Co. Ltd., Class H	65,200	63,092
	Fangda Carbon New Material Co. Ltd., Class A	30,200	23,191
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	16,134
#	Far East Horizon Ltd.	422,000	370,627
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	23,560
	Feilong Auto Components Co. Ltd., Class A	17,800	91,100
	FESCO Group Co. Ltd., Class A	8,400	17,123
#	FIH Mobile Ltd.	67,200	164,998
*	Financial Street Holdings Co. Ltd., Class A	69,300	25,583
	FinVolution Group, ADR	15,336	74,380
	First Tractor Co. Ltd., Class H	24,000	27,177
	Flat Glass Group Co. Ltd., Class H	29,000	25,741
		Shares	Value»
CHINA — (Continued)
	Foryou Corp., Class A	5,100	$19,160
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	15,475
#	Fufeng Group Ltd.	313,000	206,447
	Fujian Longking Co. Ltd., Class A	7,900	20,855
	Fujian Star-net Communication Co. Ltd., Class A	13,520	52,062
	Fujian Sunner Development Co. Ltd., Class A	20,000	49,519
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	25,984
*	Gansu Energy Chemical Co. Ltd., Class A	102,700	39,443
	Gansu Shangfeng Materials Co. Ltd., Class A	12,600	24,656
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	26,684
	GCL Energy Technology Co. Ltd., Class A	14,100	31,481
#*	GCL Technology Holdings Ltd.	925,000	71,951
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	337,332
	Geely Automobile Holdings Ltd.	991,000	2,510,251
Ω	Genertec Universal Medical Group Co. Ltd.	105,000	65,258
*	Genscript Biotech Corp.	86,000	197,828
	GF Securities Co. Ltd., Class H	187,000	407,783
*	Global New Material International Holdings Ltd.	17,000	16,016
*††	Glorious Property Holdings Ltd.	294,000	281
	Goldenmax International Group Ltd., Class A	19,400	146,204
	Goldwind Science & Technology Co. Ltd., Class H	75,878	94,219
	Goodbaby International Holdings Ltd.	204,000	23,113

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Grand Pharmaceutical Group Ltd.	137,000	$90,175
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	20,413
	Great Wall Motor Co. Ltd., Class H	286,500	328,731
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	41,200	47,382
*	Greentown China Holdings Ltd.	181,000	164,333
Ω	Greentown Management Holdings Co. Ltd.	96,000	21,915
	Greentown Service Group Co. Ltd.	244,000	135,194
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	35,475
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	37,392
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	33,058
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	13,599
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	88,754
	Guangdong Goworld Co. Ltd., Class A	12,000	22,335
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	28,282
	Guangdong Tapai Group Co. Ltd., Class A	14,400	15,987
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	15,606
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	18,268
*	Guanghui Logistics Co. Ltd., Class A	17,000	11,131
	Guangshen Railway Co. Ltd., Class H	280,000	81,769
		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	$8,645
	Guangxi Wuzhou Communications Co. Ltd., Class A	38,800	22,309
	Guangzhou Baiyun International Airport Co. Ltd., Class A	33,700	39,609
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	61,027
	Guangzhou Development Group, Inc., Class A	19,700	18,680
	Guangzhou KDT Machinery Group Co. Ltd., Class A	6,400	16,832
	Guangzhou Port Co. Ltd., Class A	42,600	19,623
	Guangzhou Restaurant Group Co. Ltd., Class A	9,400	19,713
	Guilin Layn Natural Ingredients Corp., Class A	12,100	11,919
	Guizhou Chanhen Chemical Corp., Class A	7,600	38,852
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	15,314
	Guizhou Tyre Co. Ltd., Class A	27,600	17,873
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	45,800	20,292
*	Guizhou Zhenhua E-chem, Inc., Class A	6,533	10,028
#	Guoquan Food Shanghai Co. Ltd., Class H	246,800	63,871
Ω	Guotai Haitong Securities Co. Ltd., Class H	390,288	743,644
	Gushengtang Holdings Ltd.	12,600	47,335
	Hainan Mining Co. Ltd., Class A	18,400	24,868
	Haitian International Holdings Ltd.	84,000	222,734

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hand Enterprise Solutions Co. Ltd., Class A	14,000	$34,779
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	22,757
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	46,907
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,660	9,519
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	8,160	10,631
	Hangzhou Iron & Steel Co., Class A	63,800	61,590
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	38,330
	Hangzhou Robam Appliances Co. Ltd., Class A	9,000	21,252
	Harbin Electric Co. Ltd., Class H	164,000	329,685
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	24,434
	HBIS Resources Co. Ltd., Class A	11,400	24,809
	Health & Happiness H&H International Holdings Ltd.	56,000	108,827
*	Healthcare Co. Ltd., Class A	18,300	14,973
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,200	18,955
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	37,601
	Hello Group, Inc., Sponsored ADR	11,930	71,461
	Henan Liliang Diamond Co. Ltd., Class A	2,600	19,227
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	49,065
	Henan Pinggao Electric Co. Ltd., Class A	18,300	53,493
		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	$26,413
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	42,046
	Henan Zhongfu Industry Co. Ltd., Class A	44,100	44,168
	Henan Zhongyuan Expressway Co. Ltd., Class A	39,000	22,250
	Hengan International Group Co. Ltd.	133,500	421,134
	Hengtong Logistics Co. Ltd., Class A	17,600	27,050
	Hisense Home Appliances Group Co. Ltd., Class H	37,000	110,920
*	Hitevision Co. Ltd., Class A	3,900	18,246
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	65,982
	Hongyuan Green Energy Co. Ltd., Class A	20,100	47,878
	Horizon Construction Development Ltd.	256,332	21,541
	Huadian Heavy Industries Co. Ltd., Class A	27,200	24,484
	Huafu Fashion Co. Ltd., Class A	38,500	21,325
	Huaihe Energy Group Co. Ltd., Class A	41,600	21,495
	Huangshan Tourism Development Co. Ltd., Class A	7,000	11,720
	Huapont Life Sciences Co. Ltd., Class A	18,200	11,939
#Ω	Huatai Securities Co. Ltd., Class H	240,800	519,095
	Huaxin Building Materials Group Co. Ltd. (6655 HK), Class H	46,000	87,062
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	17,781
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,300	25,059

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	$27,025
	Huishang Bank Corp. Ltd., Class H	60,000	38,825
	Hunan Aihua Group Co. Ltd., Class A	6,200	22,312
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	28,242
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	13,820
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	22,024
#*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	60,200	76,421
*	Hytera Communications Corp. Ltd., Class A	38,600	47,039
	IKD Co. Ltd., Class A	17,300	34,836
	Infore Environment Technology Group Co. Ltd., Class A	41,500	48,282
	Intron Technology Holdings Ltd.	54,000	9,527
#*	iQIYI, Inc., ADR	39,073	49,623
	IRICO Display Devices Co. Ltd., Class A	44,300	51,075
	Jangho Group Co. Ltd., Class A	15,800	20,222
*Ω	JD Health International, Inc.	4,050	20,380
*Ω	JD Logistics, Inc.	342,300	656,375
	JD.com, Inc. (9618 HK), Class A	36,150	594,666
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	22,845
	Jiangling Motors Corp. Ltd., Class A	13,700	34,530
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	11,145
	Jiangsu Azure Corp., Class A	30,784	72,453
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	28,780
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	8,100	$19,028
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	17,409
*	Jiangsu General Science Technology Co. Ltd., Class A	25,500	15,260
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	51,073
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	23,073
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	66,836	41,118
	Jiangsu Lianyungang Port Co. Ltd., Class A	28,804	18,694
	Jiangsu Lihua Foods Group Co. Ltd.	13,100	37,002
	Jiangsu Linyang Energy Co. Ltd., Class A	24,900	21,278
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	16,900	20,522
	Jiangsu Shagang Co. Ltd., Class A	44,600	24,722
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	24,794
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	42,679
*	Jiangsu Sopo Chemical Co., Class A	11,400	11,072
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	62,370	40,776
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	48,208
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	27,358

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Copper Co. Ltd., Class H	212,000	$953,874
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	15,271
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	15,145
	Jiayin Group, Inc., ADR	4,847	10,470
	Jiaze Renewables Co. Ltd.	22,200	15,204
*	Jilin Chemical Fibre, Class A	36,700	20,474
#*††	Jinchuan Group International Resources Co. Ltd.	463,000	590
	Jingjin Equipment, Inc., Class A	10,100	20,071
	JinkoSolar Holding Co. Ltd., ADR	1,375	20,818
	Jinlei Technology Co. Ltd., Class A	8,200	26,042
	Jinmao Property Services Co. Ltd.	40,240	11,909
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	19,842
Ω	Jiumaojiu International Holdings Ltd.	57,000	8,881
	Jizhong Energy Resources Co. Ltd., Class A	40,040	28,126
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	24,700	37,520
	Jointown Pharmaceutical Group Co. Ltd., Class A	29,300	22,354
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,200	24,679
	Kaishan Group Co. Ltd., Class A	12,800	32,578
	Keda Industrial Group Co. Ltd., Class A	29,400	71,776
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	26,411
	Kinetic Development Group Ltd.	604,000	130,241
	Kingboard Holdings Ltd.	134,000	670,134
		Shares	Value»
CHINA — (Continued)
	Kingboard Laminates Holdings Ltd.	138,000	$514,099
	Kingsoft Corp. Ltd.	52,800	181,148
	Kuangda Technology Group Co. Ltd., Class A	32,500	25,478
	Kunlun Energy Co. Ltd.	806,000	745,407
	Lao Feng Xiang Co. Ltd., Class A	3,200	17,090
	Laobaixing Pharmacy Chain JSC, Class A	10,100	19,166
	Launch Tech Co. Ltd., Class H	27,000	23,764
	LC Logistics, Inc.	39,300	26,503
	Lee & Man Chemical Co. Ltd.	34,000	20,479
	Lee & Man Paper Manufacturing Ltd.	228,000	116,726
Ω	Legend Holdings Corp., Class H	125,100	209,432
	Lenovo Group Ltd.	592,000	1,810,450
	LexinFintech Holdings Ltd., ADR	32,337	47,212
	Li Ning Co. Ltd.	430,000	830,683
	Liaoning Port Co. Ltd., Class H	396,000	36,339
	Lier Chemical Co. Ltd., Class A	9,500	22,342
#*	Lifetech Scientific Corp.	122,000	22,875
*	Linewell Software Co. Ltd., Class A	19,400	19,354
	Lingbao Gold Group Co. Ltd., Class H	72,000	177,111
	Livzon Pharmaceutical Group, Inc., Class H	19,100	63,255
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	35,167
	Loncin Motor Co. Ltd., Class A	26,200	57,044
#Ω	Longfor Group Holdings Ltd.	292,971	256,394
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	22,781
	Longshine Technology Group Co. Ltd., Class A	16,400	26,940
	Lonking Holdings Ltd.	312,000	124,085
	Lucky Harvest Co. Ltd., Class A	7,280	31,337
	Luenmei Quantum Co. Ltd., Class A	29,400	25,466

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luolai Lifestyle Technology Co. Ltd., Class A	14,700	$24,278
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	35,597
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	19,772
*Ω	Luye Pharma Group Ltd.	283,000	73,417
	Lygend Resources & Technology Co. Ltd.-H, Class H	12,400	20,930
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	51,038
	Metallurgical Corp. of China Ltd., Class H	227,000	43,442
*Ω	Microport Cardioflow Medtech Corp.	35,800	5,066
Ω	Midea Real Estate Holding Ltd.	23,600	9,026
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	28,630
	Minmetals Development Co. Ltd., Class A	14,800	21,046
	Minth Group Ltd.	144,000	510,094
*	MLS Co. Ltd., Class A	18,000	27,165
*Ω	Mobvista, Inc.	91,000	129,851
	Moon Environment Technology Co. Ltd., Class A	21,060	109,978
#	Morimatsu International Holdings Co. Ltd.	78,000	65,324
	MYS Group Co. Ltd., Class A	45,400	30,820
*	Nanhua Futures Co. Ltd., Class A	7,900	20,387
	NanJi E-Commerce Co. Ltd., Class A	30,400	13,967
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	34,252
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	65,165
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,000	17,977
		Shares	Value»
CHINA — (Continued)
	Nanjing Pharmaceutical Group Co. Ltd.	32,100	$24,105
	Nanjing Tanker Corp., Class A	98,100	52,927
*	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	22,423
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	19,391
	NetDragon Websoft Holdings Ltd.	38,500	39,571
*Ω	NetEase Cloud Music, Inc.	6,300	102,628
	Neusoft Corp., Class A	18,000	22,525
	New China Life Insurance Co. Ltd., Class H	166,100	1,024,228
	Nexteer Automotive Group Ltd.	215,000	115,170
*	Nine Dragons Paper Holdings Ltd.	319,000	307,412
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	22,223
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	33,832
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	60,526
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	11,940
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	9,588	39,733
*	Ningbo Shanshan Co. Ltd., Class A	20,000	37,739
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	14,343
	Ningbo Yunsheng Co. Ltd., Class A	17,300	28,105
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	25,576
	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	9,594
	NKY Medical Holdings Ltd., Class A	11,700	21,399

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Noah Holdings Ltd., Sponsored ADR	3,936	$33,259
	Norinco International Cooperation Ltd., Class A	11,200	15,423
	North China Pharmaceutical Co. Ltd., Class A	19,300	13,785
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	17,580
	Northeast Securities Co. Ltd., Class A	31,000	37,220
*	Nuode New Materials Co. Ltd., Class A	34,600	41,799
#	Onewo, Inc., Class H	29,500	63,408
	Opple Lighting Co. Ltd., Class A	8,200	21,077
	ORG Technology Co. Ltd., Class A	45,300	33,163
	Orient International Enterprise Ltd., Class A	18,500	17,230
	Orient Overseas International Ltd.	12,000	234,655
Ω	Orient Securities Co. Ltd., Class H	133,600	97,472
	PCI Technology Group Co. Ltd., Class A	41,700	30,036
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	0
*	Pengxin International Mining Co. Ltd., Class A	49,700	48,617
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,000	33,185
*	PNC Process Systems Co. Ltd., Class A	6,000	19,241
	Poly Property Group Co. Ltd.	163,560	31,716
	Poly Property Services Co. Ltd., Class H	28,000	100,351
	Prinx Chengshan Holdings Ltd.	18,000	15,352
	PW Medtech Group Ltd.	123,000	15,818
	Pylon Technologies Co. Ltd., Class A	2,355	15,199
	Q Technology Group Co. Ltd.	90,000	78,898
		Shares	Value»
CHINA — (Continued)
	Qfin Holdings, Inc., ADR	12,412	$172,279
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	27,913
	Qingdao Gon Technology Co. Ltd., Class A	5,772	40,092
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	50,107
Ω	Qingdao Port International Co. Ltd., Class H	113,000	102,532
	Qingdao Rural Commercial Bank Corp., Class A	55,000	25,842
	Qingdao Sentury Tire Co. Ltd., Class A	11,200	24,514
	Qinhuangdao Port Co. Ltd., Class H	107,500	32,244
	Renhe Pharmacy Co. Ltd., Class A	38,400	30,881
	Rianlon Corp., Class A	3,300	18,422
	Rizhao Port Co. Ltd., Class A	28,000	11,534
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	37,953
*	Roshow Technology Co. Ltd., Class A	29,100	26,277
	Runjian Co. Ltd., Class A	4,400	31,280
	Sanquan Food Co. Ltd., Class A	12,430	24,385
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	33,950
	Sansure Biotech, Inc., Class A	7,614	17,419
	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	209,337
#*	Seazen Group Ltd.	550,380	100,935
*††	S-Enjoy Service Group Co. Ltd.	73,000	4,887
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	20,106
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	22,086

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	$13,328
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	21,015
	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	39,462
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	14,431
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	10,453
	Shandong Humon Smelting Co. Ltd., Class A	15,300	30,400
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,800	20,613
	Shandong Linglong Tyre Co. Ltd., Class A	20,100	34,577
	Shandong Lukang Pharma, Class A	23,200	25,340
	Shandong Pharmaceutical Glass Co. Ltd., Class A	13,700	40,485
	Shandong Publishing & Media Co. Ltd., Class A	20,600	22,925
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,330	44,659
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	438,400	187,670
	Shandong Xiantan Group Co. Ltd.	10,050	9,140
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	36,000	28,095
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	20,020	25,829
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	33,073
	Shares	Value»
CHINA — (Continued)
Shanghai Bailian Group Co. Ltd., Class A	25,800	$30,867
Shanghai Baolong Automotive Corp., Class A	4,300	18,431
Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	9,731
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	15,600
Shanghai Construction Group Co. Ltd., Class A	77,700	27,270
Shanghai Datun Energy Resources Co. Ltd., Class A	14,980	19,002
Shanghai Electric Group Co. Ltd., Class H	372,000	152,486
Shanghai Environment Group Co. Ltd., Class A	31,680	33,408
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	40,000	83,900
Shanghai Gentech Co. Ltd., Class A	5,211	38,310
Shanghai Huayi Group Co. Ltd., Class A	21,300	25,917
Shanghai Industrial Holdings Ltd.	44,000	77,544
Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,900	28,554
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	21,418
Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	33,712
Shanghai Lingang Holdings Corp. Ltd., Class A	28,400	37,700
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	27,579
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	174,252

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	$11,222
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	22,438
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	30,636
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,000	20,091
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	26,421
	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	35,929
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	21,876
	Shantui Construction Machinery Co. Ltd., Class A	22,000	36,942
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	24,760
	Shanxi Coal International Energy Group Co. Ltd., Class A	22,900	42,864
*	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	27,816
	Shanxi Hi-speed Group Co. Ltd., Class A	28,700	20,028
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	18,761
*	Shenma Industry Co. Ltd., Class A	31,900	29,974
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	77,704
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	18,112
	Shenzhen Airport Co. Ltd., Class A	31,600	31,689
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	61,039
	Shenzhen Desay Battery Technology Co., Class A	6,300	22,784
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	58,857
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	$9,961
	Shenzhen Gas Corp. Ltd., Class A	23,300	22,604
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	24,876
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	12,613
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	46,334
#	Shenzhen International Holdings Ltd.	176,825	137,677
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	24,930
*	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	23,051
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	29,219
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	35,102
	Shenzhen Leaguer Co. Ltd., Class A	24,800	26,087
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	37,506
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	17,026
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	54,410
	Shenzhen Tagen Group Co. Ltd., Class A	42,300	21,073
	Shenzhen Topband Co. Ltd., Class A	11,800	17,950
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	30,037
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	21,789
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	63,810

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhou International Group Holdings Ltd.	55,200	$313,719
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	18,910
	Shinva Medical Instrument Co. Ltd., Class A	7,930	15,239
	Shiyue Daotian Group Co. Ltd., Class H	18,000	9,431
	Shoucheng Holdings Ltd.	416,000	93,455
	Shougang Fushan Resources Group Ltd.	311,416	95,122
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	21,457
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	31,990
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	43,630
	Sichuan New Energy Power Co. Ltd., Class A	12,200	22,113
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	36,318
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	66,917
	SIIC Environment Holdings Ltd. (807 HK)	193,000	24,356
Ω	Simcere Pharmaceutical Group Ltd.	84,000	132,165
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sinofert Holdings Ltd.	602,000	99,634
	Sinomach Automobile Co. Ltd., Class A	21,400	16,633
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	66,761
	Sinopec Engineering Group Co. Ltd., Class H	282,500	195,608
*	Sinopec Oilfield Equipment Corp., Class A	25,600	19,964
		Shares	Value»
CHINA — (Continued)
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	256,000	$36,950
	Sinopharm Group Co. Ltd., Class H	253,600	562,382
	Sino-Platinum Metals Co. Ltd., Class A	10,660	28,989
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	9,287
	Sinosteel New Materials Co. Ltd., Class A	12,100	14,393
	Sinotrans Ltd., Class H	393,000	236,444
	Sinotruk Hong Kong Ltd.	56,000	290,250
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	46,071
	Skyworth Digital Co. Ltd., Class A	15,900	22,238
#Ω	Smoore International Holdings Ltd.	81,000	95,081
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	19,164
	Songcheng Performance Development Co. Ltd., Class A	19,100	17,836
	Southern Publishing & Media Co. Ltd., Class A	17,700	31,502
	SSY Group Ltd.	148,000	44,853
	Stanley Agricultural Group Co. Ltd., Class A	22,000	29,199
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	32,301
	STO Express Co. Ltd., Class A	13,600	28,361
	Sumec Corp. Ltd., Class A	29,000	47,985
	Sun Art Retail Group Ltd.	530,500	80,635
	Sun King Technology Group Ltd.	218,000	37,863
	Sunny Optical Technology Group Co. Ltd.	86,200	616,085
	Sunrise Group Co. Ltd., Class A	27,700	24,098

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Sunshine Lake Pharma Co. Ltd., Class H	15,553	$82,817
	Sunstone Development Co. Ltd., Class A	10,000	25,233
	Suntak Technology Co. Ltd., Class A	18,900	31,202
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	26,298
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	26,992
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	21,931
	Suzhou Good-Ark Electronics Co. Ltd., Class A	15,600	20,464
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	13,820
	TangShan Port Group Co. Ltd., Class A	37,700	27,084
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	31,635
#*	Tanwan, Inc.	15,200	19,815
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	32,396
	TCL Electronics Holdings Ltd.	209,000	430,036
*	TDG Holdings Co. Ltd., Class A	21,000	51,543
	Tencent Music Entertainment Group, ADR	9,792	92,534
	Tencent Music Entertainment Group, Class A	53,900	259,327
	Three Squirrels, Inc., Class A	8,000	21,588
	Three's Co. Future Technology Group Co. Ltd., Class A	6,700	34,307
	Tian An China Investment Co. Ltd.	123,000	56,044
	Tian Di Science & Technology Co. Ltd., Class A	23,100	16,881
	Tiande Chemical Holdings Ltd.	156,000	22,844
		Shares	Value»
CHINA — (Continued)
	Tiangong International Co. Ltd.	308,000	$115,315
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	30,272
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	23,563
	Tianjin Port Co. Ltd., Class A	33,200	21,795
	Tianjin Port Development Holdings Ltd.	526,000	41,644
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	26,208
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	26,300	20,267
*	Tianma Microelectronics Co. Ltd., Class A	30,300	29,016
	Tianneng Power International Ltd.	122,000	78,867
*	Tianqi Lithium Corp., Class H	26,800	114,157
	Tianrun Industry Technology Co. Ltd., Class A	35,200	43,693
	Tinergy Chemical Co. Ltd., Class A	65,400	44,934
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	26,862
	Toly Bread Co. Ltd., Class A	27,100	17,391
	Tomson Group Ltd.	94,334	27,370
	Tong Ren Tang Technologies Co. Ltd., Class H	92,000	41,271
	Tongcheng Travel Holdings Ltd.	86,800	158,017
	Tongguan Gold Group Ltd.	112,000	29,423
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	30,388
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	26,672
*	Topsec Technologies Group, Inc., Class A	35,200	34,330

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Topsports International Holdings Ltd.	462,000	$79,880
	TravelSky Technology Ltd., Class H	135,000	148,910
	Triangle Tyre Co. Ltd., Class A	9,700	19,058
	TSP Wind Power Group Co. Ltd., Class A	12,000	13,630
*Ω	Tuhu Car, Inc.	18,700	28,851
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	0
	Unilumin Group Co. Ltd., Class A	28,700	21,604
	Valiant Co. Ltd., Class A	14,100	26,686
	Vipshop Holdings Ltd., ADR	73,355	1,125,266
*Ω	Viva Biotech Holdings	133,500	22,104
*	VOYAH Automobile Technology Co. Ltd., Class H	87,393	32,270
	Wangneng Environment Co. Ltd., Class A	10,100	21,448
	Wanguo Gold Group Ltd.	256,000	344,381
	Wasion Holdings Ltd.	124,000	279,082
	Wasu Media Holding Co. Ltd., Class A	24,500	25,377
	Weibo Corp. (9898 HK), Class A	9,980	80,821
	Weichai Power Co. Ltd., Class H	342,000	1,429,971
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	21,360
#	West China Cement Ltd.	394,000	90,003
	Windey Energy Technology Group Co. Ltd., Class A	10,400	18,173
	Wuhu Token Science Co. Ltd., Class A	41,900	41,280
	Wuling Motors Holdings Ltd.	140,000	7,128
*Ω	Wuxi Biologics Cayman, Inc.	355,500	1,754,571
	Wuxi Boton Technology Co. Ltd., Class A	9,700	27,744
		Shares	Value»
CHINA — (Continued)
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	$35,318
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	19,218
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	23,776
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	58,985
	Xiamen Bank Co. Ltd., Class A	54,200	62,609
	Xiamen Changelight Co. Ltd., Class A	11,200	27,346
	Xiamen International Airport Co. Ltd., Class A	9,700	21,390
	Xiamen Xiangyu Co. Ltd., Class A	31,300	31,096
	Xi'An Shaangu Power Co. Ltd., Class A	26,300	37,384
	Xiandai Investment Co. Ltd., Class A	38,000	21,170
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	20,719
	Xianhe Co. Ltd., Class A	11,300	32,793
	Xin Point Holdings Ltd.	39,000	19,401
	Xinfengming Group Co. Ltd., Class A	28,900	83,658
	Xingda International Holdings Ltd.	67,000	9,997
	Xingfa Aluminium Holdings Ltd.	20,000	17,013
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	49,000	62,293
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	16,526
	Xinjiang Joinworld Co. Ltd., Class A	18,800	25,104
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	23,737
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	34,207

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	$25,730
	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	28,718
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	44,713
	Xinyi Energy Holdings Ltd.	650,792	74,606
#	Xinyi Solar Holdings Ltd.	436,000	122,392
	Xinzhi Group Co. Ltd., Class A	13,100	30,706
	Xtep International Holdings Ltd.	379,351	182,825
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	418,472
#	Yankuang Energy Group Co. Ltd., Class H	424,000	645,415
	Yechiu Metal Recycling China Ltd., Class A	70,100	32,147
*	Yibin Tianyuan Group Co. Ltd., Class A	14,900	12,846
	Yihai International Holding Ltd.	13,000	25,760
	Yiren Digital Ltd., Sponsored ADR	16,460	18,271
Ω	Yixin Group Ltd.	464,000	79,060
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	11,245
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	47,476
	Yongjin Technology Group Co. Ltd.	6,800	20,434
	Yotrio Group Co. Ltd., Class A	63,800	25,507
*	Yueyang Forest & Paper Co. Ltd., Class A	24,600	12,280
	YUNDA Holding Group Co. Ltd., Class A	42,000	43,064
	Yusys Technologies Co. Ltd., Class A	9,500	23,389
	Yutong Bus Co. Ltd., Class A	13,000	62,038
	Shares	Value»
CHINA — (Continued)
Zanyu Technology Group Co. Ltd., Class A	2,400	$3,446
ZCZL Industrial Technology Group Co. Ltd., Class H	34,200	61,343
Zhefu Holding Group Co. Ltd., Class A	68,100	46,492
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	31,559
Zhejiang Communications Technology Co. Ltd., Class A	58,320	31,186
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	30,425
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	24,860
Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	25,770
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	11,750
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,500	28,209
Zhejiang Hailiang Co. Ltd., Class A	17,500	47,649
Zhejiang HangKe Technology, Inc. Co., Class A	8,981	27,813
Zhejiang Hangmin Co. Ltd., Class A	13,700	13,577
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	32,219
Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	56,649
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,700	24,026
Zhejiang Huangma Technology Co. Ltd., Class A	15,200	29,339

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	$15,155
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	34,257
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	47,137
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	21,140
	Zhejiang Medicine Co. Ltd., Class A	8,405	15,069
	Zhejiang Runtu Co. Ltd., Class A	10,300	20,910
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	31,034
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	21,035
	Zhejiang Taihua New Material Group Co. Ltd., Class A	18,100	23,089
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	14,995
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	24,854
	Zhejiang Wanma Co. Ltd., Class A	15,300	23,494
	Zhejiang Wansheng Co. Ltd., Class A	8,600	12,608
	Zhejiang XCC Group Co. Ltd., Class A	5,900	45,351
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	33,196
	Zhejiang Xinao Textiles, Inc., Class A	24,960	21,644
	Zhende Medical Co. Ltd., Class A	3,900	52,554
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	20,737
*	Zhewen Interactive Group Co. Ltd., Class A	33,900	39,242
		Shares	Value»
CHINA — (Continued)
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	144,500	$204,528
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	36,180
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	17,301
Ω	Zhou Hei Ya International Holdings Co. Ltd.	83,000	13,762
	Zhuhai Port Co. Ltd., Class A	26,200	19,619
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	65,200	279,894
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	46,254
	Zhuzhou Times New Material Technology Co. Ltd., Class A	19,200	31,754
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	43,062
#Ω	ZJLD Group, Inc.	46,000	46,740
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	23,450
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	241,671
	ZTO Express Cayman, Inc. (2057 HK)	53,000	1,268,353
TOTAL CHINA			72,981,691
COLOMBIA — (0.2%)
	Almacenes Exito SA	28,086	41,840
*	Corp. Financiera Colombiana SA	44,954	292,092
	Grupo Argos SA	19,047	102,026
	Grupo de Inversiones Suramericana SA	8,496	147,999
TOTAL COLOMBIA			583,957
GREECE — (0.7%)
	Aegean Airlines SA	3,495	49,171
	Alpha Bank SA	113,761	564,110
	Autohellas Tourist & Trading SA	4,896	65,617

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Avax SA	5,249	$20,626
	Bank of Greece	2,693	46,635
	ElvalHalcor SA	9,981	43,359
	Fourlis Holdings SA	7,783	36,702
	GEK Terna SA	5,473	286,485
	Helleniq Energy Holdings SA	13,935	208,460
*	LAMDA Development SA	9,148	66,926
	Motor Oil Hellas Corinth Refineries SA	8,499	499,288
	Piraeus Port Authority SA	1,053	53,764
	Sarantis SA	2,346	39,199
	Titan SA (TITC GA)	5,440	327,405
TOTAL GREECE			2,307,747
HUNGARY — (0.2%)
	Opus Global Nyrt	23,824	27,000
	Richter Gedeon Nyrt	12,121	451,618
TOTAL HUNGARY			478,618
INDIA — (16.8%)
	360 ONE WAM Ltd.	15,309	182,019
	Aarti Drugs Ltd.	7,935	35,185
	Aarti Industries Ltd.	20,026	102,027
	Aarti Pharmalabs Ltd.	3,849	27,028
*	Aavas Financiers Ltd.	4,107	58,545
	ACC Ltd.	11,413	162,671
	Action Construction Equipment Ltd.	6,469	72,520
	ADF Foods Ltd.	11,510	32,687
*	Aditya Birla Capital Ltd.	31,096	131,939
	Aditya Birla Real Estate Ltd.	8,265	122,822
	Advanced Enzyme Technologies Ltd.	6,682	22,131
	Aegis Logistics Ltd.	20,735	277,261
	AGI Greenpac Ltd.	3,184	23,609
	Ahluwalia Contracts India Ltd.	5,245	45,323
	AIA Engineering Ltd.	5,562	265,161
	Ajanta Pharma Ltd.	3,566	129,684
	Alembic Pharmaceuticals Ltd.	8,442	70,542
	Alkem Laboratories Ltd.	4,259	255,946
	Alkyl Amines Chemicals	826	15,396
*	Allcargo Global Ltd.	29,876	3,811
	Amara Raja Energy & Mobility Ltd.	20,220	192,555
*	Amber Enterprises India Ltd.	2,627	204,515
		Shares	Value»
INDIA — (Continued)
	Anant Raj Ltd.	16,935	$110,401
	Angel One Ltd.	82,632	257,547
	Apar Industries Ltd.	1,978	298,327
	Apeejay Surrendra Park Hotels Ltd.	9,858	12,604
	APL Apollo Tubes Ltd.	963	18,243
	Apollo Tyres Ltd.	58,316	262,691
	Aptus Value Housing Finance India Ltd.	74,282	202,692
	Archean Chemical Industries Ltd.	1,645	9,134
	Arvind Ltd.	36,148	195,164
	Asahi India Glass Ltd.	7,855	72,079
	Ashapura Minechem Ltd.	2,747	20,303
	Ashiana Housing Ltd.	6,134	25,180
	Ashok Leyland Ltd.	375,726	652,142
*	Ashoka Buildcon Ltd.	22,830	28,925
	Astra Microwave Products Ltd.	3,585	69,735
	Atul Ltd.	1,372	97,039
Ω	AU Small Finance Bank Ltd.	22,943	251,489
	Aurobindo Pharma Ltd.	52,201	863,990
	Automotive Axles Ltd.	879	16,592
	Avanti Feeds Ltd.	6,008	56,765
*	AvenuesAI Ltd.	226,240	37,402
	AWL Agri Business Ltd.	27,770	54,889
*	Bajaj Consumer Care Ltd.	14,499	79,626
	Bajaj Electricals Ltd.	1,413	4,921
	Balaji Amines Ltd.	1,176	26,261
	Balkrishna Industries Ltd.	10,726	276,509
	Balmer Lawrie & Co. Ltd.	10,274	18,540
	Balrampur Chini Mills Ltd.	24,145	149,263
	Balu Forge Industries Ltd.	2,317	10,700
	Banco Products India Ltd.	3,038	20,262
Ω	Bandhan Bank Ltd.	113,694	207,106
	Bank of India	87,859	126,726
	Bank of Maharashtra	86,887	72,153
	Bannari Amman Sugars Ltd.	715	26,046
	BASF India Ltd.	1,446	55,216
	BEML Ltd.	6,276	114,795
	Bhansali Engineering Polymers Ltd.	32,989	40,140
	Bharat Bijlee Ltd.	1,034	27,437
	Bharat Forge Ltd.	2,085	48,145
	Bharat Heavy Electricals Ltd.	112,207	477,704

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Rasayan Ltd.	188	$2,520
	Biocon Ltd.	29,653	132,345
	Birla Corp. Ltd.	5,943	55,522
	Birlasoft Ltd.	14,841	47,078
	Bombay Burmah Trading Co.	3,632	56,956
*	Borosil Ltd.	4,553	11,234
	Brigade Enterprises Ltd.	19,590	118,474
*	Brightcom Group Ltd.	196,745	19,320
	BSE Ltd.	21,933	837,704
*	Camlin Fine Sciences Ltd.	8,828	11,829
	Can Fin Homes Ltd.	15,008	128,345
	Canara Bank	354,136	463,269
*	Capacit'e Infraprojects Ltd.	12,960	29,191
	Caplin Point Laboratories Ltd.	4,054	106,512
	Capri Global Capital Ltd.	26,407	64,028
	Carborundum Universal Ltd.	2,630	29,229
	Care Ratings Ltd.	3,111	55,551
*	Cartrade Tech Ltd.	2,827	80,480
	Carysil Ltd.	2,390	29,494
	CCL Products India Ltd.	7,811	94,511
	Ceat Ltd.	5,123	184,412
*	Ceigall India Ltd.	3,740	13,410
	Cello World Ltd.	2,430	8,752
	Cemindia Projects Ltd.	21,907	311,687
	Century Plyboards India Ltd.	2,114	17,658
	Cera Sanitaryware Ltd.	413	26,539
	Chalet Hotels Ltd.	6,773	57,518
	Chambal Fertilisers & Chemicals Ltd.	29,578	135,965
	Cholamandalam Financial Holdings Ltd.	21,711	350,821
	CIE Automotive India Ltd.	20,010	85,547
	Cipla Ltd.	2,237	34,496
	City Union Bank Ltd.	89,033	192,158
	CMS Info Systems Ltd.	19,479	53,746
Ω	Cochin Shipyard Ltd.	19,212	287,962
	Coforge Ltd.	1,547	27,918
	Container Corp. of India Ltd.	38,992	214,241
	Coromandel International Ltd.	17,834	388,730
	Cosmo First Ltd.	2,466	23,099
*	CreditAccess Grameen Ltd.	9,355	155,835
		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	65,872	$179,542
*	CSB Bank Ltd.	11,335	39,244
	Cyient Ltd.	10,757	95,695
	Dalmia Bharat Ltd.	13,110	247,210
	DB Corp. Ltd.	6,805	14,881
	DCB Bank Ltd.	57,328	111,665
	DCM Shriram Ltd.	5,586	60,307
	DCW Ltd.	20,413	9,852
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,111	195,918
	Deepak Nitrite Ltd.	1,249	21,697
*	Delhivery Ltd.	31,045	156,321
	Dhanuka Agritech Ltd.	1,649	17,475
*	Digitide Solutions Ltd.	11,307	12,061
Ω	Dilip Buildcon Ltd.	3,879	17,327
	D-Link India Ltd.	2,558	12,074
	Dodla Dairy Ltd.	2,193	23,958
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	62,881	752,720
	eClerx Services Ltd.	6,039	117,024
	Edelweiss Financial Services Ltd.	91,879	110,739
*	EID Parry India Ltd.	16,957	135,220
	EIH Ltd.	19,148	65,615
	Eimco Elecon India Ltd.	556	10,357
	Elecon Engineering Co. Ltd.	10,169	44,533
*	Electronics Mart India Ltd.	13,912	18,959
	Electrosteel Castings Ltd.	67,971	50,334
Ω	Endurance Technologies Ltd.	4,098	118,105
	Engineers India Ltd.	54,368	125,350
	Epigral Ltd.	2,451	27,997
	EPL Ltd.	27,306	63,544
Ω	Eris Lifesciences Ltd.	5,181	73,501
	Escorts Kubota Ltd.	7,272	235,161
*	Ethos Ltd.	458	12,428
	Exide Industries Ltd.	67,801	317,853
	FDC Ltd.	8,552	36,759
	Federal Bank Ltd.	298,315	1,120,889
	FIEM Industries Ltd.	2,550	62,095
	Filatex India Ltd.	26,149	20,116
	Finolex Cables Ltd.	10,965	113,555
	Finolex Industries Ltd.	45,245	76,912
	Firstsource Solutions Ltd.	40,640	128,589
	Flair Writing Industries Ltd.	3,316	8,957
	Force Motors Ltd.	534	99,912
	Fortis Healthcare Ltd.	67,232	664,965

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	G R Infraprojects Ltd.	3,590	$33,273
	Gabriel India Ltd.	14,644	221,377
	GAIL India Ltd. (GAIL IN)	60,425	114,521
	Galaxy Surfactants Ltd.	1,265	25,903
	Ganesh Housing Ltd.	2,074	16,083
	Ganesha Ecosphere Ltd.	871	10,818
	Garware Hi-Tech Films Ltd.	545	40,917
	Garware Technical Fibres Ltd.	3,040	23,077
	Gateway Distriparks Ltd.	53,007	32,191
	GHCL Ltd.	11,448	52,458
	GHCL Textiles Ltd.	12,047	14,383
Ω	Gland Pharma Ltd.	1,842	48,354
	Glenmark Pharmaceuticals Ltd.	25,269	595,798
	Globus Spirits Ltd.	1,485	13,717
	GMM Pfaudler Ltd.	2,180	19,801
	GNA Axles Ltd.	2,382	13,278
	Godawari Power & Ispat Ltd.	29,870	75,747
	Godfrey Phillips India Ltd.	6,807	151,670
*	Godrej Industries Ltd.	12,487	172,536
*	Gokaldas Exports Ltd.	6,468	54,976
	Goldiam International Ltd.	4,609	18,145
	Goodluck India Ltd.	954	15,131
	Granules India Ltd.	23,190	201,221
	Graphite India Ltd.	13,925	95,796
	Great Eastern Shipping Co. Ltd.	17,366	246,363
	Greaves Cotton Ltd.	10,604	26,446
	Greenlam Industries Ltd.	2,510	6,631
	Greenply Industries Ltd.	3,563	10,578
	GSPL Transmission Ltd.	12,394	19,487
	Gujarat Ambuja Exports Ltd.	22,550	40,394
	Gujarat Energy Ltd.	37,183	108,052
	Gujarat Fluorochemicals Ltd.	3,294	150,598
	Gujarat Mineral Development Corp. Ltd.	17,056	100,447
	Gujarat Pipavav Port Ltd.	48,127	75,873
		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India Ltd.	1,818	$20,308
	Happiest Minds Technologies Ltd.	4,925	19,445
	HBL Engineering Ltd.	11,243	84,715
*	HealthCare Global Enterprises Ltd. HCG IN	5,800	41,030
	HEG Ltd.	13,190	90,529
	HeidelbergCement India Ltd.	9,938	15,948
	Heritage Foods Ltd.	14,892	51,508
	Hero MotoCorp Ltd. (HMCL IN)	8,404	474,585
	HG Infra Engineering Ltd.	2,995	16,898
	Hikal Ltd.	4,944	11,464
	Himadri Speciality Chemical Ltd.	40,762	319,315
*	Hindware Home Innovation Ltd.	5,051	11,739
Ω	Home First Finance Co. India Ltd.	9,447	117,566
	Honda India Power Products Ltd.	495	10,890
Ω	ICICI Lombard General Insurance Co. Ltd.	6,129	104,506
	ICRA Ltd.	640	32,885
	IDFC First Bank Ltd.	828,466	736,389
*	IFB Industries Ltd.	1,042	14,256
	IIFL Capital Services Ltd.	23,383	82,831
	IIFL Finance Ltd.	47,880	304,468
*	India Cements Ltd.	13,703	56,868
	India Glycols Ltd.	5,320	63,899
Ω	IndiaMart InterMesh Ltd.	1,722	32,402
	Indian Bank	37,643	328,826
	Indigo Paints Ltd.	1,740	20,313
	Indo Count Industries Ltd.	9,730	40,600
*	Indus Towers Ltd.	155,267	639,266
	Info Edge India Ltd.	28,718	369,065
*	Inox Wind Ltd.	10,597	8,678
	Intellect Design Arena Ltd.	15,115	114,064
	ION Exchange India Ltd.	6,337	27,852
	Ipca Laboratories Ltd.	19,348	353,225
Ω	IRCON International Ltd.	25,814	34,126
	ISGEC Heavy Engineering Ltd.	3,962	34,443
	J Kumar Infraprojects Ltd.	8,134	41,088

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jammu & Kashmir Bank Ltd.	79,166	$129,551
	Jamna Auto Industries Ltd.	41,499	56,974
*	Jana Small Finance Bank Ltd.	2,945	17,684
	Jindal Saw Ltd.	73,248	195,360
	Jindal Stainless Ltd.	67,116	515,968
	Jindal Steel Ltd.	48,771	563,766
	JK Cement Ltd.	4,807	275,862
	JK Lakshmi Cement Ltd.	11,068	65,508
	JK Paper Ltd.	13,452	54,953
	JK Tyre & Industries Ltd.	24,113	100,796
	JM Financial Ltd.	77,119	98,657
	JSW Energy Ltd.	49,563	288,311
	JTEKT India Ltd.	12,052	17,724
	Jubilant Ingrevia Ltd.	16,322	125,729
	Jubilant Pharmova Ltd.	12,752	125,514
*	Jupiter Wagons Ltd.	6,818	18,480
	Jyothy Labs Ltd.	22,100	46,202
	Kajaria Ceramics Ltd.	1,541	19,405
	Kalpataru Projects International Ltd.	14,179	188,841
	Kalyani Steels Ltd.	5,570	50,868
	Kansai Nerolac Paints Ltd.	25,838	53,353
	Karnataka Bank Ltd.	66,443	197,618
	Karur Vysya Bank Ltd.	104,549	375,465
	Kaveri Seed Co. Ltd.	2,474	20,245
	KCP Ltd.	12,677	21,473
	KDDL Ltd.	114	3,924
	KEC International Ltd.	20,224	99,613
	KEI Industries Ltd.	1,069	55,914
	Kewal Kiran Clothing Ltd.	1,817	9,482
	Kirloskar Brothers Ltd.	5,543	109,085
	Kirloskar Oil Engines Ltd.	10,741	244,995
	Kirloskar Pneumatic Co. Ltd.	2,651	41,062
	KNR Constructions Ltd.	19,028	24,212
	KPR Mill Ltd.	10,562	115,410
	KRBL Ltd.	9,467	34,819
	Krsnaa Diagnostics Ltd.	3,277	18,062
	KSB Ltd.	6,625	59,089
	L&T Finance Ltd.	51,762	168,663
	LA Opala RG Ltd.	3,233	6,238
	Landmark Cars Ltd.	2,634	14,967
Ω	Laurus Labs Ltd.	5,430	103,302
	LG Balakrishnan & Bros Ltd.	4,876	80,924
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	62,182	$340,718
	Linde India Ltd.	621	44,050
	LT Foods Ltd.	25,353	109,709
	Lumax Auto Technologies Ltd.	4,144	68,175
	Lumax Industries Ltd.	360	19,954
	Lupin Ltd.	29,069	735,415
	LUX Industries Ltd.	482	6,285
	Maharashtra Seamless Ltd.	9,160	54,014
	Mahindra & Mahindra Financial Services Ltd.	61,531	249,667
	Mahindra Lifespace Developers Ltd.	16,834	69,152
Ω	Mahindra Logistics Ltd.	6,191	26,604
*	Man Industries India Ltd.	4,449	24,876
	Man Infraconstruction Ltd.	20,147	20,729
	Manappuram Finance Ltd.	79,697	310,527
	Mangalam Cement Ltd.	1,207	12,019
	Marksans Pharma Ltd.	51,545	139,348
Ω	MAS Financial Services Ltd.	8,817	29,466
	Mastek Ltd.	3,086	60,617
	Mayur Uniquoters Ltd.	2,174	17,142
	Mazagon Dock Shipbuilders Ltd.	4,412	110,133
*Ω	Medi Assist Healthcare Services Ltd.	502	1,880
*	Medplus Health Services Ltd.	4,668	34,475
	Minda Corp. Ltd.	10,408	76,129
Ω	Mishra Dhatu Nigam Ltd.	11,441	47,395
	MM Forgings Ltd.	2,330	13,427
	MOIL Ltd.	10,893	32,107
	Monte Carlo Fashions Ltd.	1,697	9,275
	Morepen Laboratories Ltd.	76,735	45,740
	Motilal Oswal Financial Services Ltd.	26,176	233,907
	Mphasis Ltd.	11,987	293,423
	MRF Ltd.	327	455,524
	MSTC Ltd.	3,603	23,261
	Natco Pharma Ltd.	13,343	128,570

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	National Aluminium Co. Ltd.	131,702	$485,163
	National Fertilizers Ltd.	29,531	22,079
	Nava Ltd.	24,941	144,048
	Navneet Education Ltd.	13,541	19,025
	NCC Ltd.	75,278	111,489
	Neogen Chemicals Ltd.	830	17,601
	NESCO Ltd.	3,096	34,393
	Neuland Laboratories Ltd.	878	175,291
	NIIT Learning Systems Ltd.	14,755	37,157
	Nilkamal Ltd.	1,015	19,253
Ω	Nippon Life India Asset Management Ltd.	11,787	143,396
	Nitin Spinners Ltd.	6,881	39,219
	NMDC Ltd.	435,198	388,179
*	NMDC Steel Ltd.	99,766	45,046
	NRB Bearings Ltd.	5,958	25,497
*	Nuvoco Vistas Corp. Ltd.	10,642	38,480
	Oberoi Realty Ltd.	18,904	361,427
	One 97 Communications Ltd.	19,589	274,471
	Oracle Financial Services Software Ltd.	1,172	137,604
	Orient Cement Ltd.	14,411	20,658
*	Orient Green Power Co. Ltd.	220,954	22,976
	Oriental Hotels Ltd.	9,781	13,535
	Paisalo Digital Ltd.	74,660	55,371
	Panama Petrochem Ltd.	4,921	23,410
Ω	Paradeep Phosphates Ltd.	83,123	127,890
Ω	Parag Milk Foods Ltd., Class F	4,848	10,829
	Patanjali Foods Ltd.	29,493	109,350
*	Patel Engineering Ltd.	62,663	17,961
*	PC Jeweller Ltd.	554,610	53,791
	PCBL Chemical Ltd.	5,140	17,089
*	Pennar Industries Ltd.	12,340	21,389
	Persistent Systems Ltd.	776	45,042
	Petronet LNG Ltd.	133,201	390,785
	Phoenix Mills Ltd.	27,594	547,560
	PI Industries Ltd.	7,001	202,278
	Piramal Finance Ltd.	7,274	157,417
	Piramal Pharma Ltd.	66,550	135,967
	Pitti Engineering Ltd.	1,278	12,323
		Shares	Value»
INDIA — (Continued)
	PIX Transmissions Ltd.	265	$4,636
Ω	PNB Housing Finance Ltd.	28,524	312,399
	Pokarna Ltd.	1,954	19,049
	Power Mech Projects Ltd.	2,432	65,279
	Praj Industries Ltd.	4,375	14,303
	Prakash Industries Ltd.	12,834	16,564
Ω	Prataap Snacks Ltd.	1,973	23,985
	Prestige Estates Projects Ltd.	23,575	399,472
	Pricol Ltd.	18,565	135,805
	Prince Pipes & Fittings Ltd.	5,781	15,974
*	Prism Johnson Ltd.	45,272	50,525
	Privi Speciality Chemicals Ltd.	741	28,190
*	PSP Projects Ltd.	1,927	19,794
*	PTC India Financial Services Ltd.	31,087	9,011
	PTC India Ltd.	37,721	69,392
*	Puravankara Ltd.	7,743	17,152
*	PVR Inox Ltd.	17,768	209,287
Ω	Quess Corp. Ltd.	11,307	39,195
	R Systems International Ltd.	5,059	13,896
	Radico Khaitan Ltd.	657	29,930
	Railtel Corp. of India Ltd.	17,691	52,870
	Rallis India Ltd.	10,770	24,539
	Ramco Cements Ltd.	15,647	150,812
*	Ramco Systems Ltd.	2,857	17,393
	Ramkrishna Forgings Ltd.	6,538	44,681
	Rane Holdings Ltd.	1,439	26,245
	Rashi Peripherals Ltd.	2,543	22,184
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	30,313
	Ratnamani Metals & Tubes Ltd.	1,125	27,822
	Raymond Lifestyle Ltd.	4,978	37,179
*	Raymond Ltd.	6,223	37,805
*	Raymond Realty Ltd.	6,223	41,844
Ω	RBL Bank Ltd.	76,650	300,002
	REC Ltd.	64,743	252,889
	Redington Ltd.	138,709	465,835
	Redtape Ltd.	12,120	16,841
	Relaxo Footwears Ltd.	3,468	14,772
*	Reliance Power Ltd.	456,424	112,037
	Repco Home Finance Ltd.	8,101	32,636
	Responsive Industries Ltd.	8,363	15,024

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rhi Magnesita India Ltd.	6,881	$27,973
	Rico Auto Industries Ltd.	19,243	28,625
	RITES Ltd.	14,980	33,623
	Rossari Biotech Ltd.	1,951	10,306
	Sai Silks Kalamandir Ltd.	10,138	9,499
	Saksoft Ltd.	283	502
*	SAMHI Hotels Ltd.	36,576	68,949
*	Sammaan Capital Ltd.	18,409	31,334
	Samvardhana Motherson International Ltd.	119,208	188,465
	Sandhar Technologies Ltd.	3,671	24,026
	Sanghvi Movers Ltd.	8,300	35,657
	Sarda Energy & Minerals Ltd.	14,770	80,323
	Saregama India Ltd.	5,067	27,616
	Savita Oil Technologies Ltd.	2,310	14,513
*	SBFC Finance Ltd.	60,441	57,294
	SBI Cards & Payment Services Ltd.	6,133	42,389
	Schaeffler India Ltd.	1,175	50,213
*	SEAMEC Ltd.	727	10,979
	Senco Gold Ltd.	6,684	28,218
Ω	SH Kelkar & Co. Ltd.	5,846	10,048
	Shakti Pumps India Ltd.	5,610	30,550
	Sharda Cropchem Ltd.	3,090	26,573
	Sharda Motor Industries Ltd.	2,721	24,905
	Share India Securities Ltd.	10,396	19,456
	Shilpa Medicare Ltd.	12,786	82,330
	Shipping Corp. of India Ltd.	25,479	77,431
	Shree Cement Ltd.	945	263,311
	Shriram Pistons & Rings Ltd.	441	20,266
	Shyam Metalics & Energy Ltd.	7,902	85,084
	Siyaram Silk Mills Ltd.	3,403	21,540
	SJS Enterprises Ltd.	2,570	64,286
	Skipper Ltd.	2,503	13,806
	Sobha Ltd.	8,336	119,948
	Somany Ceramics Ltd.	2,041	10,428
	Sonata Software Ltd.	22,432	75,413
	South Indian Bank Ltd.	528,161	259,186
	SP Apparels Ltd.	1,430	14,908
		Shares	Value»
INDIA — (Continued)
	Star Cement Ltd.	15,455	$32,808
*	Star Health & Allied Insurance Co. Ltd.	15,235	95,253
	Steel Authority of India Ltd.	206,149	364,959
	Steel Strips Wheels Ltd.	10,928	35,630
*	Sterlite Technologies Ltd.	22,270	130,072
	Strides Pharma Science Ltd.	13,715	148,067
*	Stylam Industries Ltd.	577	20,469
	Subros Ltd.	4,472	38,509
	Sun TV Network Ltd.	19,096	101,747
	Sundaram Finance Ltd.	7,574	370,522
	Sundram Fasteners Ltd.	12,758	131,002
	Suprajit Engineering Ltd.	11,964	63,428
	Supreme Petrochem Ltd.	8,621	64,638
	Surya Roshni Ltd.	14,724	36,810
Ω	Syngene International Ltd.	12,699	51,346
	Talbros Automotive Components Ltd.	4,990	21,378
	Tanla Platforms Ltd.	13,536	83,179
*	TARC Ltd.	9,361	13,481
	Tata Chemicals Ltd.	12,439	87,718
	Tata Consumer Products Ltd.	68,866	780,688
	Tata Steel Ltd.	22,494	44,828
	TD Power Systems Ltd.	6,975	82,527
*	TeamLease Services Ltd.	1,018	13,122
	Techno Electric & Engineering Co. Ltd.	10,979	112,674
	Technocraft Industries India Ltd.	469	12,623
	Texmaco Rail & Engineering Ltd.	50,683	59,247
	Thomas Cook India Ltd.	26,493	29,057
	Time Technoplast Ltd.	51,028	111,230
	Titagarh Rail System Ltd.	8,467	72,708
	Torrent Pharmaceuticals Ltd.	612	32,978
	Tourism Finance Corp. of India Ltd.	42,635	45,459
	Transport Corp. of India Ltd.	4,427	43,200
	Trident Ltd.	167,972	43,534

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Triveni Engineering & Industries Ltd.	10,691	$24,881
	Triveni Power Transmission Ltd.	3,563	20,338
	TTK Prestige Ltd.	5,007	33,632
	TVS Srichakra Ltd.	777	32,090
*	TVS Supply Chain Solutions Ltd.	29,905	42,294
	Uflex Ltd.	6,902	33,990
*Ω	Ujjivan Small Finance Bank Ltd.	84,580	63,616
	Union Bank of India Ltd.	178,021	318,536
	Uniparts India Ltd.	2,199	16,768
	UPL Ltd.	88,851	561,205
	Usha Martin Ltd.	30,875	160,768
	UTI Asset Management Co. Ltd.	6,565	62,067
	VA Tech Wabag Ltd.	5,913	122,274
	Vaibhav Global Ltd.	11,315	31,639
	Vardhman Textiles Ltd.	16,925	103,862
Ω	Varroc Engineering Ltd.	5,366	38,287
	Veedol Corp. Ltd.	1,118	16,453
	Venky's India Ltd.	710	11,228
Ω	Venus Pipes & Tubes Ltd.	1,082	19,079
	Vesuvius India Ltd.	12,920	59,970
	Vishnu Chemicals Ltd.	2,046	13,073
*	Vodafone Idea Ltd.	1,094,486	149,355
	Voltamp Transformers Ltd.	854	89,013
	Voltas Ltd.	20,377	282,342
	VRL Logistics Ltd.	5,978	16,604
	VST Industries Ltd.	7,876	18,286
	VST Tillers Tractors Ltd.	516	24,028
	Welspun Corp. Ltd.	18,515	320,120
	Welspun Enterprises Ltd.	13,957	86,985
	Welspun Living Ltd.	44,408	72,471
	West Coast Paper Mills Ltd.	7,697	45,984
	Wheels India Ltd.	1,002	14,774
	Whirlpool of India Ltd.	6,273	52,725
*	Wockhardt Ltd.	1,072	21,999
	Wonderla Holidays Ltd.	2,231	11,144
*	Yes Bank Ltd.	1,907,569	455,199
	Zensar Technologies Ltd.	17,247	91,746
	Zydus Lifesciences Ltd.	29,199	344,189
		Shares	Value»
INDIA — (Continued)
	Zydus Wellness Ltd.	4,936	$29,991
TOTAL INDIA			51,829,442
INDONESIA — (1.0%)
	AKR Corporindo Tbk. PT	559,400	45,630
	Alamtri Minerals Indonesia Tbk. PT	201,700	16,951
	Aneka Tambang Tbk. PT	1,134,100	180,738
	Aspirasi Hidup Indonesia Tbk. PT	775,900	15,514
	Astra Agro Lestari Tbk. PT	86,500	32,995
	Astra Otoparts Tbk. PT	103,700	15,871
	Asuransi Tugu Pratama Indonesia Tbk. PT	170,100	11,514
	Bank BTPN Syariah Tbk. PT	583,400	32,114
*	Bank Ganesha Tbk. PT	1,411,000	8,932
	Bank Maybank Indonesia Tbk. PT	1,350,600	14,336
*	Bank Neo Commerce Tbk. PT	1,758,600	25,813
	Bank OCBC Nisp Tbk. PT	547,400	39,229
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	341,600	9,866
*	Bank Tabungan Negara Persero Tbk. PT	848,065	57,109
	BFI Finance Indonesia Tbk. PT	1,066,400	54,208
*	Buana Lintas Lautan Tbk. PT	3,151,400	79,047
	Bukit Asam Persero Tbk. PT	655,800	84,710
*	Bumi Resources Minerals Tbk. PT	1,266,000	39,222
	Charoen Pokphand Indonesia Tbk. PT	209,700	38,400
	Ciputra Development Tbk. PT	1,107,300	35,342
	Dayamitra Telekomunikasi PT	2,324,900	59,746
	Dharma Satya Nusantara Tbk. PT	438,900	32,597
	Elang Mahkota Teknologi Tbk. PT	2,005,600	58,959
	Elnusa Tbk. PT	809,300	31,248
*	Energi Mega Persada Tbk. PT	2,916,600	209,688

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Erajaya Swasembada Tbk. PT	1,727,000	$40,183
	ESSA Industries Indonesia Tbk. PT	568,300	20,191
	Gajah Tunggal Tbk. PT	227,100	15,482
	Indah Kiat Pulp & Paper Tbk. PT	270,600	125,788
	Indo Tambangraya Megah Tbk. PT	46,200	63,072
	Indocement Tunggal Prakarsa Tbk. PT	106,000	27,498
	Indofood Sukses Makmur Tbk. PT	628,200	243,206
	Japfa Comfeed Indonesia Tbk. PT	971,600	116,254
	Map Aktif Adiperkasa PT	754,700	27,276
	Medco Energi Internasional Tbk. PT	1,673,840	119,381
*	Merdeka Battery Materials Tbk. PT	3,971,000	110,872
	Mitra Pinasthika Mustika Tbk. PT	335,600	18,805
	Pakuwon Jati Tbk. PT	2,166,500	32,029
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	46,454
	Puradelta Lestari Tbk. PT	240,700	1,977
	Salim Ivomas Pratama Tbk. PT	780,700	26,671
	Samudera Indonesia Tbk. PT	1,589,000	26,412
	Sarana Menara Nusantara Tbk. PT	2,819,200	63,134
	Semen Indonesia Persero Tbk. PT	439,942	35,704
	Summarecon Agung Tbk. PT	1,244,000	22,535
	Surya Citra Media Tbk. PT	3,616,900	41,767
	Surya Semesta Internusa Tbk. PT	1,042,000	95,480
	Tempo Scan Pacific Tbk. PT	82,400	13,168
	Timah Persero Tbk. PT	493,000	103,612
	Trimegah Bangun Persada Tbk. PT	988,400	49,092
	Triputra Agro Persada PT	966,300	93,892
	Vale Indonesia Tbk. PT	418,140	121,523
		Shares	Value»
INDONESIA — (Continued)
*††	Waskita Karya Persero Tbk. PT	1,125,300	$2,369
	XLSMART Telecom Sejahtera Tbk. PT	775,013	104,947
TOTAL INDONESIA			3,038,553
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	143,965	133,637
	Agility Public Warehousing Co. KSCC	145,983	69,194
	Al Ahli Bank of Kuwait KSCP	176,598	153,373
	Arzan Financial Group for Financing & Investment KPSC	25,718	26,261
	Boubyan Petrochemicals Co. KSCP	61,273	122,152
	Burgan Bank SAK	201,249	122,323
	Commercial Facilities Co. SAKP	27,850	24,363
	Gulf Bank KSCP	359,837	409,280
	Gulf Cables & Electrical Industries Group Co. KSCP	6,200	33,550
	Kuwait Cement Co. KSC	26,013	33,171
	Kuwait Financial Centre SAK	32,308	13,918
	Kuwait Insurance Co. SAK	19,825	29,710
	Kuwait International Bank KSCP	166,441	137,275
	Kuwait Investment Co. SAK	38,322	22,758
	National Investments Co. KSCP	54,998	45,645
	Real Estate Facilities Co.	835	621
	Warba Bank KSCP	451,943	408,402
TOTAL KUWAIT			1,785,633
MALAYSIA — (1.6%)
	Able Global Bhd.	30,900	11,737
	Aeon Co. M Bhd.	96,000	24,663
	AEON Credit Service M Bhd.	23,400	32,102
#	AFFIN Bank Bhd.	130,364	70,550
	Ajinomoto Malaysia Bhd.	4,200	19,379
	Alliance Bank Malaysia Bhd.	164,741	191,960
	Allianz Malaysia Bhd.	10,500	53,900

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	AME Elite Consortium Bhd.	28,400	$9,530
	AMMB Holdings Bhd. (AMM MK)	99,400	164,629
#	Ancom Nylex Bhd.	46,258	9,956
#	Bank Islam Malaysia Bhd.	127,300	66,294
	Batu Kawan Bhd.	16,200	83,310
*	Berjaya Corp. Bhd.	342,144	20,993
*	Bermaz Auto Bhd.	112,400	26,793
	Cahya Mata Sarawak Bhd.	118,100	30,375
	Chin Teck Plantations Bhd.	5,500	14,570
	Dayang Enterprise Holdings Bhd.	106,300	41,671
	Dialog Group Bhd.	192,400	93,457
	DRB-Hicom Bhd.	33,300	7,973
#	Duopharma Biotech Bhd.	117,952	35,221
#	DXN Holdings Bhd.	237,300	26,964
	Eastern & Oriental Bhd.	114,400	20,954
	Eco World Development Group Bhd.	136,900	69,043
	FAR East Holdings Bhd.	1,400	1,365
	Gamuda Bhd.	585,578	611,836
#	Genting Bhd.	280,500	145,487
	Genting Malaysia Bhd.	217,400	92,960
	Genting Plantations Bhd.	46,400	65,414
	Guan Chong Bhd.	42,000	12,287
	HAP Seng Consolidated Bhd.	46,500	31,536
#	Hap Seng Plantations Holdings Bhd.	27,100	16,410
#	Hartalega Holdings Bhd.	143,100	35,711
	Hibiscus Petroleum Bhd.	80,759	38,474
	Hong Leong Industries Bhd.	10,000	43,322
	IGB Bhd.	91,684	52,581
	IJM Corp. Bhd.	291,100	171,080
	Inari Amertron Bhd.	96,900	52,479
	IOI Properties Group Bhd.	252,700	234,326
	Jaya Tiasa Holdings Bhd.	113,300	31,057
	Keck Seng Malaysia Bhd.	19,600	24,897
	Kerjaya Prospek Group Bhd.	39,200	24,350
	Kretam Holdings Bhd.	133,900	21,335
		Shares	Value»
MALAYSIA — (Continued)
#	KSL Holdings Bhd.	57,200	$40,567
#	Lagenda Properties Bhd.	29,000	9,942
	LBS Bina Group Bhd.	99,500	10,341
#	Leong Hup International Bhd.	128,600	24,202
	LPI Capital Bhd.	4,100	15,064
	Magnum Bhd.	111,814	34,173
	Mah Sing Group Bhd.	277,700	70,614
#	Malayan Cement Bhd.	31,300	49,682
#	Malayan Flour Mills Bhd.	227,800	35,711
	Malaysia Smelting Corp. Bhd.	35,800	17,300
	Malaysian Pacific Industries Bhd.	3,900	43,691
#	Matrix Concepts Holdings Bhd.	177,975	52,624
#	MBM Resources Bhd.	38,200	44,048
#	MBSB Bhd.	368,973	57,358
	Mega First Corp. Bhd.	74,000	54,158
	MNRB Holdings Bhd.	50,800	33,394
	Nationgate Holdings Bhd.	55,700	16,123
	OCK Group Bhd.	106,700	9,797
	OSK Holdings Bhd.	259,899	125,810
	Padini Holdings Bhd.	50,400	17,974
#	Pantech Group Holdings Bhd.	62,800	9,914
	PPB Group Bhd.	22,000	50,544
	RCE Capital Bhd.	98,200	25,687
#	Sarawak Oil Palms Bhd.	41,700	52,067
	Scientex Bhd.	87,100	78,909
	Sime Darby Bhd.	425,200	224,555
#	Sime Darby Property Bhd.	436,300	143,785
#	SP Setia Bhd. Group	311,299	70,801
	Sunway Bhd.	27,923	36,028
*	Sunway Healthcare Holdings Bhd., Class B	2,792	1,317
	Syarikat Takaful Malaysia Keluarga Bhd.	39,200	30,703
	Ta Ann Holdings Bhd.	59,700	83,268
	Top Glove Corp. Bhd.	302,500	49,233
#	TSH Resources Bhd.	116,400	33,309
	Unisem M Bhd.	62,700	69,745
	United Malacca Bhd.	28,200	40,570
	United Plantations Bhd.	8,550	70,652
	UOA Development Bhd.	35,500	14,779
	Velesto Energy Bhd.	874,600	53,380
	Wasco Bhd.	44,100	7,611

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Yinson Holdings Bhd.	106,441	$50,759
	YTL Corp. Bhd.	194,700	92,235
#	Zetrix Ai Bhd.	825,000	150,095
TOTAL MALAYSIA			5,035,450
MEXICO — (2.5%)
Ω	Banco del Bajio SA	108,947	362,014
	Bolsa Mexicana de Valores SAB de CV	20,000	44,516
	Cemex SAB de CV (CEMEXCPO MM)	515,769	611,674
	Cemex SAB de CV (CX US), Sponsored ADR	143,296	1,693,759
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	78,725	61,591
	Corp. Actinver SAB de CV	41,815	51,908
	Corporativo Fragua SAB de CV	7,267	205,592
	Cydsa SAB de CV	45,021	62,387
	El Puerto de Liverpool SAB de CV, Class C1	19,386	116,331
#	GCC SAB de CV	16,819	193,181
#	Genomma Lab Internacional SAB de CV, Class B	98,024	83,028
	Gentera SAB de CV	160,817	373,362
	Grupo Bimbo SAB de CV	33,733	120,913
	Grupo Comercial Chedraui SA de CV	50,454	262,823
	Grupo Herdez SAB de CV	11,507	34,422
	Grupo Hotelero Santa Fe SAB de CV	42,518	12,348
	Grupo Industrial Saltillo SAB de CV	32,423	22,745
*	Grupo Televisa SAB (TLEVICPO MM)	194,705	110,059
#*Ω	Grupo Traxion SAB de CV	22,194	15,108
*	Industrias CH SAB de CV	11,649	98,868
	Industrias Penoles SAB de CV	21,809	1,002,777
	KUO SAB de CV	21,555	58,494
	La Comer SAB de CV	10,551	20,847
	Medica Sur SAB de CV	20,670	69,220
		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings SAB de CV	112,944	$381,295
*Ω	Nemak SAB de CV	287,386	48,452
*	Ollamani SAB	16,167	71,419
*	Orbia Advance Corp. SAB de CV	38,330	54,199
	Organizacion Soriana SAB de CV, Class B	37,912	64,772
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	353,581
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	35,271
	Qualitas Controladora SAB de CV	15,157	138,290
	Regional SAB de CV	29,098	239,444
*	Vista Energy SAB de CV (VIST US), ADR	7,688	541,620
TOTAL MEXICO			7,616,310
PHILIPPINES — (0.3%)
	Asia United Bank Corp.	24,330	19,234
*	Atlas Consolidated Mining & Development Corp.	67,200	14,678
	China Banking Corp.	123,600	107,208
	Converge Information & Communications Technology Solutions, Inc.	148,700	26,142
	Cosco Capital, Inc.	281,900	38,192
	DMCI Holdings, Inc.	395,300	47,126
*	DoubleDragon Corp.	73,400	14,283
	First Philippine Holdings Corp.	31,550	47,891
	JG Summit Holdings, Inc.	211,100	76,433
	LT Group, Inc.	268,800	64,305
	Megaworld Corp.	1,618,000	58,572
	Metropolitan Bank & Trust Co.	39,150	41,925
	Nickel Asia Corp.	497,000	31,244
	Petron Corp.	177,000	6,985
	Philcomsat Holdings Corp.	9,064	17,766
	Philex Mining Corp.	326,000	48,182
	Philippine National Bank	50,900	51,786

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Puregold Price Club, Inc.	121,000	$81,098
	Rizal Commercial Banking Corp.	113,800	42,447
	San Miguel Corp.	40,570	44,350
	Security Bank Corp.	44,520	49,064
	Union Bank of the Philippines	72,102	29,546
TOTAL PHILIPPINES			958,457
POLAND — (1.6%)
	AB SA	2,333	83,924
	Alior Bank SA	18,231	672,751
	AmRest Holdings SE	3,825	10,597
	Apator SA	2,181	15,392
	ASBISc Enterprises PLC	7,050	204,451
	Asseco Poland SA	9,413	504,140
	Auto Partner SA	10,696	82,554
	Bank Handlowy w Warszawie SA	6,390	208,414
*	Bank Millennium SA	62,100	343,186
*	Bank Ochrony Srodowiska SA	9,478	26,078
	BNPP Bank Polska SA	2,464	102,517
*	Boryszew SA	19,241	25,666
*	Cognor Holding SA	35,478	61,069
	Develia SA	71,240	201,440
	Echo Investment SA	23,480	30,868
	Enea SA	51,632	271,601
*	Eurocash SA	4,930	6,443
	Inter Cars SA	1,305	326,562
	KRUK SA	2,063	235,361
#*	Lubawa SA	10,808	31,765
*	mBank SA	956	346,629
	Mirbud SA	7,385	23,892
	Murapol SA	910	9,067
#	Newag SA	1,563	37,179
*	PGE Polska Grupa Energetyczna SA	170,903	461,897
	Stalexport Autostrady SA	16,406	7,944
	Tauron Polska Energia SA	226,955	548,141
	Torpol SA	1,241	24,001
*	VRG SA	42,918	64,274
	Warsaw Stock Exchange	2,575	69,027
TOTAL POLAND			5,036,830
QATAR — (0.4%)
	Aamal Co.	288,708	55,667
*	Baladna	103,758	35,044
	Barwa Real Estate Co.	132,594	84,887
		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	26,719	$30,183
	Doha Bank QPSC	492,459	391,561
	Doha Insurance Co. QSC	40,320	32,166
	Gulf International Services QSC	118,755	59,316
	Gulf Warehousing Co.	69,588	44,748
*	Mazaya Real Estate Development QPSC	177,975	26,940
	Qatar Industrial Manufacturing Co. QSC	24,099	14,452
	Qatar Navigation QSC	128,577	349,421
	Salam International Investment Ltd. QSC	139,423	28,211
TOTAL QATAR			1,152,596
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	16,505	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0
SAUDI ARABIA — (2.1%)
	Ades Holding Co.	58,570	259,995
*	Advanced Petrochemical Co.	1,848	10,837
	Al Babtain Power & Telecommunication Co.	10,425	147,054
	Al Hammadi Holding	6,253	43,228
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,724	26,788
	Al Jouf Agricultural Development Co.	2,562	28,281
*	Al Yamamah Steel Industries Co.	2,366	22,019
	Almarai Co. JSC	7,202	88,924
	Arab National Bank	70,997	410,836
	Arabian Cement Co.	9,734	57,406
*	Arabian Drilling Co.	6,696	143,924
	Arabian Pipes Co.	17,892	29,470
	Arriyadh Development Co.	17,211	74,282
	Bank Al-Jazira	113,053	366,469
	Banque Saudi Fransi	26,618	140,374

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Bawan Co.	4,876	$44,320
*	Dar Al Arkan Real Estate Development Co.	107,466	527,024
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	1,945	18,137
	Eastern Province Cement Co.	6,805	46,143
*	Emaar Economic City	8,618	21,681
	Etihad Etisalat Co.	63,978	1,060,144
	Gulf Insurance Group	4,659	39,541
*	Jabal Omar Development Co.	21,833	93,176
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	63,771
	Middle East Healthcare Co.	8,988	71,565
	Middle East Specialized Cables Co.	4,602	37,842
*	Mobile Telecommunications Co. Saudi Arabia	113,887	314,256
*	National Agriculture Development Co.	21,816	81,726
	National Co. for Glass Industries	3,510	33,937
	Qassim Cement Co.	8,392	96,519
	Riyadh Cement Co.	12,246	68,170
	Saudi Cement Co.	8,346	63,257
	Saudi Ceramic Co.	11,868	76,025
	Saudi Chemical Co. Holding	105,700	228,108
	Saudi Co. For Hardware CJSC	2,229	13,070
	Saudi Ground Services Co.	9,936	71,643
	Saudi Investment Bank	125,198	463,689
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	77,260
*	Saudi Public Transport Co.	10,417	30,488
*	Saudi Reinsurance Co.	3,008	19,193
	Saudi Steel Pipe Co.	2,112	26,509
	Savola Group	25,919	179,989
*	Seera Group Holding	33,818	183,070
*	Sinad Holding Co.	6,252	13,436
	Sumou Real Estate Co.	2,946	19,976
		Shares	Value»
SAUDI ARABIA — (Continued)
	Sustained Infrastructure Holding Co.	7,743	$73,917
	Tanmiah Food Co.	1,093	15,709
	Theeb Rent A Car Co.	8,255	48,714
*	Umm Al-Qura Cement Co.	2,850	10,147
	United International Transportation Co.	9,735	71,983
	Yamama Cement Co.	20,244	122,073
	Yanbu Cement Co.	8,091	32,199
	Yanbu National Petrochemical Co.	14,589	119,382
TOTAL SAUDI ARABIA			6,427,676
SOUTH AFRICA — (2.8%)
	AECI Ltd.	20,061	151,657
	Afrimat Ltd.	4,564	7,615
	Altron Ltd., Class A	36,218	62,922
	Astral Foods Ltd.	4,382	56,366
	Bidvest Group Ltd.	17,009	255,206
	Blu Label Unlimited Group Ltd.	90,389	47,652
	DataTec Ltd.	55,593	285,337
	Discovery Ltd.	1,384	22,011
	Exxaro Resources Ltd.	17,428	215,270
	Foschini Group Ltd.	44,546	153,286
	Grindrod Ltd.	120,704	195,228
	Impala Platinum Holdings Ltd.	100,479	1,095,847
	Investec Ltd.	24,846	214,933
	Invicta Holdings Ltd.	10,262	22,831
*	KAP Ltd.	538,761	87,483
	Kumba Iron Ore Ltd.	7,997	126,931
	Lewis Group Ltd.	10,591	57,034
	Life Healthcare Group Holdings Ltd.	169,036	115,805
	Momentum Group Ltd.	193,060	480,686
	Motus Holdings Ltd.	30,522	194,360
	Mpact Ltd.	21,681	23,397
	Nedbank Group Ltd.	23,140	391,427
	Netcare Ltd.	197,680	226,449
	Northam Platinum Holdings Ltd.	52,506	751,829
	Old Mutual Ltd. (OMU SJ)	897,073	725,649
	Omnia Holdings Ltd.	28,775	183,293
Ω	Pepkor Holdings Ltd.	337,569	434,485
*	Pick n Pay Stores Ltd.	96,388	111,048
	PPC Ltd.	214,288	96,716
	Raubex Group Ltd.	23,054	60,607
	RCL Foods Ltd.	30,615	15,032
	Reunert Ltd.	30,131	106,749

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sasol Ltd. (SOL SJ)	83,262	$986,689
	Southern Sun Ltd.	134,884	83,236
*	Super Group Ltd.	75,987	87,411
	Telkom SA SOC Ltd.	82,729	273,214
	Thungela Resources Ltd. (TGA SJ)	13,624	83,712
	Truworths International Ltd.	43,331	139,552
	Tsogo Sun Ltd.	112,394	49,576
#	We Buy Cars Holdings Ltd.	21,753	43,518
	Wilson Bayly Holmes-Ovcon Ltd.	5,583	53,364
	Zeda Ltd.	33,706	32,319
TOTAL SOUTH AFRICA			8,807,732
SOUTH KOREA — (12.4%)
	Advanced Process Systems Corp.	1,817	22,664
	Ahnlab, Inc.	519	19,117
	AJ Networks Co. Ltd.	4,662	13,987
	Ajin Industrial Co. Ltd.	5,158	9,051
*	ALUKO Co. Ltd.	5,728	6,407
#	Amorepacific Corp.	3,756	338,697
	Amorepacific Holdings Corp.	4,224	75,007
	Aplus Asset Advisor Co. Ltd.	3,590	30,506
	ASIA Holdings Co. Ltd.	147	19,829
	Avaco Co. Ltd.	2,775	19,862
	Baiksan Co. Ltd.	1,472	10,199
#	BGF retail Co. Ltd.	2,096	181,665
	BH Co. Ltd.	3,113	32,261
	Binggrae Co. Ltd.	856	40,460
	BNK Financial Group, Inc.	48,609	509,460
	Boryung	4,916	28,159
*	Bosung Power Technology Co. Ltd.	5,164	20,394
*	Cafe24 Corp.	2,701	31,789
	Cape Industries Ltd.	2,159	11,946
#	Cheil Worldwide, Inc.	16,045	211,930
	Chemtronics Co. Ltd.	1,321	17,560
	Chong Kun Dang Pharmaceutical Corp.	885	41,299
*	CJ CGV Co. Ltd.	11,333	42,663
#	CJ CheilJedang Corp.	1,921	255,411
	CJ Corp.	3,171	284,420
*	CJ ENM Co. Ltd.	2,559	55,996
	CJ Freshway Corp.	1,674	26,195
	CJ Logistics Corp.	1,877	96,940
	Coocon Corp.	930	10,740
	Coway Co. Ltd.	10,255	649,694
		Shares	Value»
SOUTH KOREA — (Continued)
#	CS Wind Corp.	5,056	$131,615
	Cuckoo Holdings Co. Ltd.	1,775	32,541
	Cuckoo Homesys Co. Ltd.	1,913	28,728
	Dae Won Kang Up Co. Ltd.	3,971	9,922
	Daeduck Co. Ltd.	4,415	41,804
	Daeduck Electronics Co. Ltd.	4,888	320,192
	Daehan Flour Mill Co. Ltd.	13	102
*	Dae-Il Corp.	2,910	8,575
	Daesang Corp.	5,260	64,942
	Daesang Holdings Co. Ltd.	4,994	26,071
*	Daewoo Engineering & Construction Co. Ltd.	18,956	162,652
	Daewoong Co. Ltd.	4,595	52,182
	Daewoong Pharmaceutical Co. Ltd.	667	52,935
	Daishin Securities Co. Ltd.	5,660	100,937
*	Danal Co. Ltd.	6,530	20,469
	Daou Data Corp.	2,532	32,769
	Daou Technology, Inc.	2,856	72,778
	Dasan Networks, Inc.	4,761	7,243
#	DB HiTek Co. Ltd.	5,291	300,444
	DB Insurance Co. Ltd.	8,646	936,272
	DB Securities Co. Ltd.	6,337	39,108
*	DB, Inc.	17,623	17,399
	Device Co. Ltd.	3,312	25,955
	DI Dong Il Corp.	3,393	55,619
	Digital Daesung Co. Ltd.	3,423	18,501
	DIT Corp.	2,084	21,373
	DL E&C Co. Ltd.	5,351	214,006
*	DL Holdings Co. Ltd.	1,447	43,163
#	DN Automotive Corp.	3,860	107,264
	Dong-Ah Geological Engineering Co. Ltd.	1,150	13,921
	Dongjin Semichem Co. Ltd.	5,638	150,422
	DongKook Pharmaceutical Co. Ltd.	4,132	50,404
	Dongkuk Steel Mill Co. Ltd.	6,644	41,484
	Dongsuh Cos., Inc.	4,124	73,276
	Dongsung Chemical Co. Ltd.	3,859	9,623

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Industries Co. Ltd.	2,121	$52,284
	Dongwon Systems Corp.	607	8,720
	Dongyang E&P, Inc.	702	9,687
	Doosan Bobcat, Inc.	10,082	415,041
	Doosan Co. Ltd.	343	270,828
	DoubleUGames Co. Ltd.	1,425	59,652
*	Dream Security Co. Ltd.	802	944
*	Duksan Hi-Metal Co. Ltd.	3,663	21,843
	Easy Holdings Co. Ltd.	10,216	29,490
	Ecoplastic Corp.	8,005	10,278
	Ecopro Co. Ltd.	351	19,215
	E-MART, Inc.	2,935	161,546
	ENF Technology Co. Ltd.	2,313	65,875
	Eugene Investment & Securities Co. Ltd.	15,368	44,005
	F&F Co. Ltd.	3,580	200,975
*	Foosung Co. Ltd.	7,692	47,298
	Gabia, Inc.	2,000	65,527
*	GAEASOFT	2,126	11,689
	GC Biopharma Corp.	273	22,033
	Geumhwa PSC Co. Ltd.	840	18,785
	Global Standard Technology Co. Ltd.	2,066	59,230
	GOLFZON Co. Ltd.	542	14,861
	Grand Korea Leisure Co. Ltd.	1,434	9,369
	GS Engineering & Construction Corp.	1,645	26,149
	GS Global Corp.	11,688	20,434
	GS Holdings Corp. (078930 KS)	8,432	521,678
	GS P&L Co. Ltd.	1,565	38,246
#	GS Retail Co. Ltd.	8,802	150,840
	Gwangju Shinsegae Co. Ltd.	850	22,416
	HAESUNG DS Co. Ltd.	547	17,865
	Han Kuk Carbon Co. Ltd.	6,875	102,554
	Hancom, Inc.	3,287	38,968
	Handsome Co. Ltd.	1,044	14,301
	Hanil Cement Co. Ltd.	4,661	45,303
	Hanil Holdings Co. Ltd.	1,453	18,137
#	Hankook Tire & Technology Co. Ltd.	19,762	920,622
		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co. Ltd.	1,600	$17,477
*	Hanon Systems	41,858	94,815
	Hansae Co. Ltd.	1,645	10,476
#	Hansol Chemical Co. Ltd.	1,447	205,749
	Hansol Technics Co. Ltd.	6,398	30,580
*	Hanssem Co. Ltd.	482	13,078
	Hanwha Corp.	5,714	335,858
*	Hanwha General Insurance Co. Ltd.	14,136	55,558
*	Hanwha Investment & Securities Co. Ltd.	24,210	68,755
#*	Hanwha Life Insurance Co. Ltd.	57,592	174,160
*	Hanyang Eng Co. Ltd.	2,207	45,418
	Hanyang Securities Co. Ltd.	2,006	27,263
	Harim Co. Ltd.	12,261	22,766
	Harim Holdings Co. Ltd.	11,433	75,864
	HD Construction Equipment Co. Ltd.	6,405	546,415
	HD Hyundai Co. Ltd.	7,922	1,087,805
	HD Hyundai Heavy Industries Co. Ltd.	314	105,132
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	154,556
	HDC Holdings Co. Ltd.	6,580	91,046
	Hecto Innovation Co. Ltd.	1,657	15,817
	Hite Jinro Co. Ltd.	6,945	74,540
	HK inno N Corp.	2,208	55,376
	HL Holdings Corp.	687	17,946
#	HL Mando Co. Ltd.	7,561	232,318
*	Hotel Shilla Co. Ltd.	2,196	66,322
	HS Hyosung Advanced Materials Corp.	620	69,230
	Humedix Co. Ltd.	651	10,907
	Huons Co. Ltd.	46	784
	Huons Global Co. Ltd.	1,307	20,559
	Hwa Shin Co. Ltd.	3,210	15,833
	Hy-Lok Corp.	1,868	41,022
	Hyosung Corp.	1,406	139,823
	Hyosung TNC Corp.	703	149,680
	HYUNDAI Corp.	1,819	32,276
#	Hyundai Department Store Co. Ltd.	2,633	215,081
	Hyundai Elevator Co. Ltd.	1,707	79,886

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Futurenet Co. Ltd.	10,757	$22,186
	Hyundai GF Holdings	5,416	43,884
	Hyundai Glovis Co. Ltd.	5,008	686,824
	Hyundai Green Food	5,344	67,412
#*	Hyundai Marine & Fire Insurance Co. Ltd.	10,250	272,647
	Hyundai Motor Securities Co. Ltd.	4,895	25,438
#	Hyundai Steel Co.	10,656	193,515
	Hyundai Wia Corp.	3,549	142,423
	HyVision System, Inc.	3,097	21,119
††	Ilyang Pharmaceutical Co. Ltd.	1,789	10,438
	iM Financial Group Co. Ltd.	25,549	299,565
	InBody Co. Ltd.	2,353	75,292
	Innocean Worldwide, Inc.	4,974	66,163
	Innox Advanced Materials Co. Ltd.	1,536	20,696
*	Interflex Co. Ltd.	958	4,367
*	Jahwa Electronics Co. Ltd.	1,899	28,813
	JB Financial Group Co. Ltd.	23,757	433,283
	Jinsung T.E.C.	2,075	18,976
	JS Corp.	3,817	32,413
	JVM Co. Ltd.	835	13,817
	JW Life Science Corp.	1,349	10,520
	JW Pharmaceutical Corp.	1,934	31,512
	KakaoBank Corp.	4,595	70,478
	Kangwon Land, Inc.	2,271	23,295
	KC Co. Ltd.	2,037	39,514
	KC Tech Co. Ltd.	1,888	89,048
	KCC Corp.	847	223,061
	KCTC	3,554	9,399
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	125,537
	KG Chemical Corp.	6,628	18,918
	KG Eco Solution Co. Ltd.	5,772	21,781
*	KG Mobility Corp.	4,560	8,976
	Kginicis Co. Ltd.	3,312	22,384
	KH Vatec Co. Ltd.	2,324	15,574
	KIWOOM Securities Co. Ltd.	2,451	489,405
*	KNJ Co. Ltd.	1,143	19,384
	Kolmar Korea Co. Ltd.	1,735	114,836
	Kolon Corp.	916	14,654
	Kolon Industries, Inc.	3,779	124,568
	Korea Alcohol Industrial Co. Ltd.	1,839	17,297
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Circuit Co. Ltd.	2,410	$74,949
	Korea Electric Terminal Co. Ltd.	1,101	47,298
	Korea Fuel-Tech Corp.	3,272	12,414
	Korea Information & Communications Co. Ltd.	2,884	15,533
	Korea Information Certificate Authority, Inc.	3,607	10,750
	Korea Investment Holdings Co. Ltd.	6,379	900,547
*	Korea Line Corp.	27,717	36,292
	Korea Petrochemical Ind Co. Ltd.	344	20,285
	Korean Air Lines Co. Ltd.	38,555	683,037
	Korean Reinsurance Co.	28,809	276,796
	Koryo Credit Information Co. Ltd.	2,567	16,565
	Krafton, Inc.	2,339	395,281
	KSS LINE Ltd.	3,271	22,871
	KT Skylife Co. Ltd.	2,925	8,240
	KT&G Corp.	6,297	783,588
	Kumho Petrochemical Co. Ltd.	2,488	197,744
*	Kumho Tire Co., Inc.	19,446	97,100
	Kyeryong Construction Industrial Co. Ltd.	1,162	14,727
	Kyung Dong Navien Co. Ltd.	1,037	45,839
*	LB Semicon, Inc.	6,836	15,153
	Lee Ku Industrial Co. Ltd.	6,393	17,298
	LF Corp.	2,688	41,840
*	LG Display Co. Ltd. (034220 KS)	75,217	473,221
	LG Electronics, Inc.	7,984	884,960
	LG Innotek Co. Ltd.	1,640	566,436
	LG Uplus Corp.	38,138	391,049
	Lotte Chilsung Beverage Co. Ltd.	706	49,660
	Lotte Corp.	3,184	49,835
*	Lotte Data Communication Co.	1,132	14,033
	LOTTE Fine Chemical Co. Ltd.	3,279	101,309
*	Lotte Non-Life Insurance Co. Ltd.	18,648	24,596
	Lotte Rental Co. Ltd.	3,364	92,328
	Lotte Wellfood Co. Ltd.	362	26,054
	LS Corp.	3,430	619,005
	LTC Co. Ltd.	719	17,117

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LX Hausys Ltd.	1,026	$22,075
	LX International Corp.	5,883	153,478
	LX Semicon Co. Ltd.	1,277	30,334
	Maeil Dairies Co. Ltd.	347	8,247
	Mcnex Co. Ltd.	2,653	32,594
	Medytox, Inc.	281	14,081
	MegaStudy Co. Ltd.	1,207	10,931
*	MegaStudyEdu Co. Ltd.	1,365	38,946
	Mi Chang Oil Industrial Co. Ltd.	115	11,163
*	Mirae Asset Life Insurance Co. Ltd.	9,166	100,249
	Mirae Asset Securities Co. Ltd.	28,684	681,408
	Misto Holdings Corp.	6,260	196,426
	Miwon Commercial Co. Ltd.	389	33,312
	mPlus Corp.	2,653	16,047
	Myoung Shin Industrial Co. Ltd.	9,159	41,259
	Namhae Chemical Corp.	4,529	17,426
	Namuga Co. Ltd.	988	9,003
	NeoPharm Co. Ltd.	2,118	28,173
*	Neovue Co. Ltd.	922	9,513
*	Nepes Ark Corp.	1,427	22,886
	New Power Plasma Co. Ltd.	3,767	26,008
	Nexen Corp.	3,941	15,726
	Nexen Tire Corp.	3,768	16,228
	Nexteel Co. Ltd.	2,819	21,420
	NH Investment & Securities Co. Ltd., Class C	23,512	460,519
	NHN Corp.	2,053	52,733
	NHN KCP Corp.	4,060	34,312
	NICE Holdings Co. Ltd.	4,202	37,671
#	NongShim Co. Ltd.	597	159,580
	NOVAREX Co. Ltd.	3,270	32,163
	OCI Holdings Co. Ltd.	1,087	143,320
#	Orion Corp.	3,575	327,856
	Orion Holdings Corp.	2,099	37,220
	Otoki Corp.	246	55,780
	Pan Ocean Co. Ltd.	50,340	190,733
	Partron Co. Ltd.	8,571	32,177
	People & Technology, Inc.	2,348	46,222
	PHA Co. Ltd.	1,337	9,946
	PI Advanced Materials Co. Ltd.	2,731	33,695
	PKC Co. Ltd.	4,913	15,516
#	Poongsan Corp.	3,373	169,542
	Poongsan Holdings Corp.	1,377	34,772
	Posco International Corp.	2,609	95,120
		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Steeleon Co. Ltd.	8,290	$24,517
*	Power Logics Co. Ltd.	2,299	4,427
	Protec Co. Ltd.	1,461	57,322
	PSK, Inc.	2,976	262,087
	Pulmuone Co. Ltd.	1,301	7,987
	Pumtech Korea Co. Ltd.	589	18,986
	Refine Co. Ltd.	1,709	15,147
	S&D Co. Ltd.	541	18,176
#	S-1 Corp.	3,138	155,409
	Sajodaerim Corp.	1,147	24,141
	Samji Electronics Co. Ltd.	1,764	39,000
	Samjin Pharmaceutical Co. Ltd.	1,495	18,516
	Sammok S-Form Co. Ltd.	2,023	19,424
	SAMPYO Cement Co. Ltd.	9,240	44,961
	Samsung Card Co. Ltd. (029780 KS)	5,410	177,207
	Samsung Electro-Mechanics Co. Ltd.	1,987	1,518,360
#	Samsung Engineering Co. Ltd.	25,040	741,230
	Samsung SDS Co. Ltd.	871	122,783
	Samsung Securities Co. Ltd.	12,155	823,874
	SAMT Co. Ltd.	12,775	77,477
*	Samyang Biopharmaceuticals Corp.	486	13,025
	Samyang Corp.	582	18,013
	Sangsin Energy Display Precision Co. Ltd.	2,635	23,236
	Saramin Co. Ltd.	1,151	13,066
	SeAH Besteel Holdings Corp.	3,013	69,377
	SeAH Steel Corp.	231	20,305
	SeAH Steel Holdings Corp.	380	27,772
	Sebang Global Battery Co. Ltd.	1,376	49,111
	Seegene, Inc.	5,261	98,434
	Seobu T&D	6,459	43,759
††	Seohee Construction Co. Ltd.	38,458	51,617
*	Seojin System Co. Ltd.	1,410	31,873
*	Seoul Semiconductor Co. Ltd.	7,242	41,141

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon Co. Ltd.	4,130	$21,432
	Seoyon E-Hwa Co. Ltd.	2,518	18,751
*††	Sewon E&C Co. Ltd.	7,730	125
*	SFA Nexel Co. Ltd.	2,204	10,090
	SGC Energy Co. Ltd.	1,829	51,436
*	SHIFT UP Corp.	993	22,031
*	Shin Heung Energy & Electronics Co. Ltd.	3,486	9,995
	Shinsegae Information & Communication Co. Ltd.	2,090	17,970
	Shinsegae International, Inc.	2,644	19,864
	Shinsegae, Inc.	1,617	467,865
	Shinyoung Securities Co. Ltd.	513	49,791
	SIMMTECH Co. Ltd.	1,774	98,876
	SK Discovery Co. Ltd.	2,070	74,055
*	SK Eternix Co. Ltd.	2,859	88,698
	SK Gas Ltd.	546	86,027
*	SK Innovation Co. Ltd.	2,673	204,747
	SK Networks Co. Ltd.	24,348	122,844
*	SK oceanplant Co. Ltd.	5,032	43,514
	SL Corp.	3,275	119,124
	SM Entertainment Co. Ltd.	1,486	70,982
	SNT Dynamics Co. Ltd.	2,911	62,988
	SNT Holdings Co. Ltd.	951	33,094
	SNT Motiv Co. Ltd.	2,958	54,462
	S-Oil Corp.	1,863	166,843
#	Solid, Inc.	14,983	87,261
	SOLUM Co. Ltd.	3,055	28,780
	Soop Co. Ltd.	1,847	61,591
	Soosan Industries Co. Ltd.	1,110	16,437
	Soulbrain Co. Ltd.	555	96,109
	Soulbrain Holdings Co. Ltd.	1,012	21,480
*	Studio Dragon Corp.	2,041	30,720
	Sung Kwang Bend Co. Ltd.	2,934	55,033
	Sungshin Cement Co. Ltd.	2,352	12,341
	Sungwoo Hitech Co. Ltd.	8,732	33,877
	Sunjin Co. Ltd.	2,195	14,565
*	Suprema, Inc.	1,563	55,358
	Systems Technology, Inc.	1,635	24,305
	T&L Co. Ltd.	1,372	53,003
*	Taewoong Co. Ltd.	1,838	34,345
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taihan Cable & Solution Co. Ltd.	12,574	$200,075
	TES Co. Ltd.	1,168	102,096
	TK Corp.	3,405	51,625
	TKG Huchems Co. Ltd.	1,530	15,863
	TLB Co. Ltd.	4,076	72,969
*	Tongyang Life Insurance Co. Ltd.	9,098	53,024
	Tovis Co. Ltd.	1,686	12,333
	TS Corp.	6,440	11,695
	TSE Co. Ltd.	768	98,400
	TYM Corp.	5,445	22,523
	Uju Electronics Co. Ltd.	1,103	16,184
	Unid Co. Ltd.	825	34,636
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	20,421
	Unitrontech Co. Ltd.	2,709	9,920
	Value Added Technology Co. Ltd.	1,095	13,254
*††	Vidente Co. Ltd.	4,562	1,994
	Vieworks Co. Ltd.	1,576	24,041
*	VT Co. Ltd.	2,236	18,203
	WONIK IPS Co. Ltd.	3,130	205,388
	Wonik Materials Co. Ltd.	1,147	24,682
	Wonik QnC Corp.	1,343	22,489
	Woojin, Inc.	3,439	31,425
	Woori Financial Group, Inc. (316140 KS)	26,516	613,828
*	Woori Technology Investment Co. Ltd.	8,023	24,283
	Worldex Industry & Trading Co. Ltd., Class C	1,282	25,700
	Y G-1 Co. Ltd.	1,963	22,711
#	Youngone Corp.	3,883	241,216
#	Youngone Holdings Co. Ltd.	1,334	177,693
	Yuanta Securities Korea Co. Ltd.	17,353	52,488
	Zeus Co. Ltd.	4,043	23,579
TOTAL SOUTH KOREA			38,352,137
TAIWAN — (25.7%)
	91APP, Inc.	26,000	44,233
	Abico Avy Co. Ltd.	35,493	41,551
#	Ability Enterprise Co. Ltd.	42,579	83,439
	AcBel Polytech, Inc.	110,989	143,322
	Acer Cyber Security, Inc.	5,000	24,862
	Acer, Inc.	451,000	399,635

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ACES Electronic Co. Ltd.	30,444	$73,570
	Actron Technology Corp.	9,000	36,845
	ADATA Technology Co. Ltd.	53,621	642,215
	Addcn Technology Co. Ltd.	8,000	35,754
	Adlink Technology, Inc.	12,000	41,507
	Advanced Ceramic X Corp.	1,695	11,442
	Advanced International Multitech Co. Ltd.	35,000	58,404
	Advanced Power Electronics Corp.	10,000	48,958
#	Advanced Wireless Semiconductor Co.	41,000	136,467
	Advancetek Enterprise Co. Ltd.	75,000	66,151
	Aerospace Industrial Development Corp.	65,000	122,595
	Air Asia Co. Ltd.	13,000	19,334
	Alexander Marine Co. Ltd.	9,000	41,963
#	Allied Supreme Corp.	5,000	32,885
	Alltek Technology Corp.	58,040	98,840
	Alpha Networks, Inc.	43,773	36,684
	Altek Corp.	63,605	74,886
	AMPACS Corp.	10,000	9,162
	Ampak Technology, Inc.	7,000	11,761
	Ampire Co. Ltd.	12,000	9,544
#	AmTRAN Technology Co. Ltd.	121,827	97,911
	Anji Technology Co. Ltd.	18,000	19,764
	Aopen, Inc.	13,000	20,601
	APAQ Technology Co. Ltd.	2,000	12,643
	Apex Dynamics, Inc.	2,000	27,160
	Arcadyan Technology Corp.	43,000	227,644
	Ardentec Corp.	81,000	435,587
	ARES International Corp.	7,000	10,371
	Argosy Research, Inc.	22,000	95,538
	Arizon RFID Technology Cayman Co. Ltd.	6,000	24,534
#	Asia Optical Co., Inc.	50,000	195,563
	Asia Tech Image, Inc.	18,000	37,211
	ASIX Electronics Corp.	7,000	21,035
		Shares	Value»
TAIWAN — (Continued)
#	ASMedia Technology, Inc.	3,000	$120,502
#	ASROCK, Inc.	15,000	90,139
	Asustek Computer, Inc.	30,000	744,375
	Aten International Co. Ltd.	14,000	34,462
	Audix Corp.	23,000	45,771
#	AUO Corp. (2409 TT)	1,014,000	742,488
	Avalue Technology, Inc.	14,000	55,690
	Avermedia Technologies	14,000	16,834
	Axiomtek Co. Ltd.	17,695	64,021
#	Azurewave Technologies, Inc.	28,000	45,391
	Bafang Yunji International Co. Ltd., Class C	8,000	44,782
	Bank of Kaohsiung Co. Ltd.	179,363	67,061
*	BES Engineering Corp.	157,226	57,285
	Best Precision Industrial Co. Ltd.	4,000	12,254
*	Bin Chuan Enterprise Co. Ltd.	11,000	13,321
	B'in Live Co. Ltd.	10,000	23,069
	Bioteque Corp.	10,000	35,031
	Bizlink Holding, Inc.	6,059	385,772
#	Bora Pharmaceuticals Co. Ltd.	21,000	248,594
	Brave C&H Supply Co. Ltd.	4,000	16,796
	Brighton-Best International Taiwan, Inc.	94,000	107,296
	Calitech Co. Ltd.	10,000	20,129
	Capital Futures Corp.	20,861	37,446
	Capital Securities Corp.	488,000	510,745
	Castles Technology Co. Ltd.	24,000	37,986
	Caswell, Inc.	4,000	10,613
	Cathay Consolidated, Inc.	8,000	23,737
	Cathay Real Estate Development Co. Ltd.	131,000	88,882
*	CCP Contact Probes Co. Ltd.	7,000	23,189
*	Celxpert Energy Corp.	10,747	9,110
	Cenra, Inc.	29,000	29,388
	Central Reinsurance Co. Ltd.	128,674	136,582

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Century Iron & Steel Industrial Co. Ltd.	50,000	$160,533
	Chailease Holding Co. Ltd.	248,655	853,619
	Chang Hwa Commercial Bank Ltd.	673,274	523,428
	Chang Wah Electromaterials, Inc.	51,000	70,875
	Channel Well Technology Co. Ltd.	54,000	87,679
	Chant Sincere Co. Ltd.	9,000	15,094
	Charoen Pokphand Enterprise	53,000	170,296
	CHC Healthcare Group	15,000	12,078
	CHC Resources Corp.	20,000	39,103
	Chen Full International Co. Ltd.	12,000	25,014
	Cheng Loong Corp.	213,000	137,900
	Cheng Shin Rubber Industry Co. Ltd.	574,000	540,528
	Cheng Uei Precision Industry Co. Ltd.	74,000	76,606
	Chenming Electronic Technology Corp.	35,000	82,738
	Chia Chang Co. Ltd.	17,000	18,090
	Chicony Electronics Co. Ltd.	190,000	618,805
	Chicony Power Technology Co. Ltd.	37,000	86,950
	Chien Kuo Construction Co. Ltd.	41,200	54,505
	China Airlines Ltd.	928,000	643,332
	China Bills Finance Corp.	133,000	68,884
	China Metal Products	64,000	42,121
	China Steel Chemical Corp.	23,000	57,317
	China Steel Corp.	447,000	261,528
	China Wire & Cable Co. Ltd.	15,000	13,410
	Chinese Maritime Transport Ltd.	20,000	31,444
	Ching Feng Home Fashions Co. Ltd.	27,111	16,453
	Chin-Poon Industrial Co. Ltd.	64,000	71,687
#	Chipbond Technology Corp.	114,000	443,875
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc. (8150 TT)	163,000	$355,881
	Chlitina Holding Ltd.	8,000	23,721
	Chong Hong Development Co. Ltd.	40,066	96,025
*	Chun Yuan Steel Industry Co. Ltd.	135,000	87,816
	Chung Tai Resource Technology Corp.	5,000	11,875
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	92,000	433,474
#	Cleanaway Co. Ltd. (8422 TT)	216,000	164,925
	Compal Electronics, Inc.	804,000	884,185
	Compeq Manufacturing Co. Ltd.	153,200	783,815
	Concord International Securities Co. Ltd.	94,540	87,590
#	Concord Securities Co. Ltd.	178,180	111,871
	Contrel Technology Co. Ltd.	43,000	119,313
	Coremax Corp.	17,411	40,283
	Coretronic Corp.	67,000	150,945
	Co-Tech Development Corp.	12,000	106,865
	Crowell Development Corp.	44,850	26,876
#	CTCI Corp.	202,118	218,712
	CviLux Corp.	15,500	34,668
	Cyberlink Corp.	6,000	11,834
	CyberPower Systems, Inc.	13,000	86,484
*	CyberTAN Technology, Inc.	61,000	36,128
	Cystech Electronics Corp.	5,475	19,834
#	DA CIN Construction Co. Ltd.	48,000	130,403
	Dafeng TV Ltd.	9,000	11,828
	Da-Li Development Co. Ltd.	91,447	133,323
	Darfon Electronics Corp.	37,000	34,645
	Delpha Construction Co. Ltd.	73,000	44,796
	Depo Auto Parts Ind Co. Ltd.	26,000	107,343
	Dimerco Data System Corp.	13,000	37,397

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Express Corp.	31,600	$76,320
*	D-Link Corp.	103,040	67,028
	Donpon Precision, Inc.	9,800	15,415
#	Dynamic Holding Co. Ltd.	58,526	178,071
	Dynapack International Technology Corp.	23,000	203,351
	E Ink Holdings, Inc.	111,000	642,280
	Eastech Holding Ltd.	12,000	26,800
	Eastern Media International Corp.	47,465	26,596
	Eclat Textile Co. Ltd.	61,000	652,474
	ECOVE Environment Corp.	10,000	83,616
*	Edom Technology Co. Ltd.	43,900	61,580
	E-Lead Electronic Co. Ltd.	18,000	25,236
	Elite Advanced Laser Corp.	23,000	257,466
	Elitegroup Computer Systems Co. Ltd.	59,000	33,378
	Emerging Display Technologies Corp.	48,000	30,749
	Ennoconn Corp.	14,000	174,209
	EOI Investment Holdings Co. Ltd.	40,000	27,190
	Eson Precision Ind Co. Ltd.	28,000	65,961
	Eternal Materials Co. Ltd.	159,213	291,609
	Eurocharm Holdings Co. Ltd.	11,000	61,597
#	Eva Airways Corp.	431,041	575,084
	Evergreen International Storage & Transport Corp.	43,500	63,173
	EVERGREEN Steel Corp.	35,000	93,871
#*	Everlight Chemical Industrial Corp.	92,000	89,289
	Everlight Electronics Co. Ltd.	91,000	175,180
	Evertop Wire Cable Corp.	15,000	8,590
	Excelliance Mos Corp.	5,000	15,805
	Excelsior Medical Co. Ltd.	32,501	71,060
	Far Eastern Department Stores Ltd.	238,000	163,233
		Shares	Value»
TAIWAN — (Continued)
#	Far Eastern International Bank	509,557	$212,145
	Far Eastern New Century Corp.	601,000	503,619
	Faraday Technology Corp.	14,000	63,562
	Farglory F T Z Investment Holding Co. Ltd.	34,358	50,720
	Farglory Land Development Co. Ltd.	64,000	128,090
	Feedback Technology Corp.	10,800	69,327
	Feng Hsin Steel Co. Ltd.	120,000	241,170
#	Feng TAY Enterprise Co. Ltd.	135,000	284,708
	FineTek Co. Ltd.	4,000	11,306
	First Financial Holding Co. Ltd.	188,000	213,579
	First Insurance Co. Ltd.	45,000	37,554
*	First Steamship Co. Ltd.	184,010	35,065
	Fitipower Integrated Technology, Inc.	12,050	55,287
	Flytech Technology Co. Ltd.	24,000	91,828
	Forcecon Tech Co. Ltd.	24,000	54,676
	Forcelead Technology Corp.	5,000	26,732
	Forest Water Environment Engineering Co. Ltd.	17,544	22,011
	Formosa Advanced Technologies Co. Ltd.	29,000	49,393
	Formosa Laboratories, Inc.	22,704	35,421
	Formosa Optical Technology Co. Ltd.	6,000	16,403
	Formosa Sumco Technology Corp.	5,000	40,491
	Formosan Union Chemical Corp.	70,400	49,934
#	Foxsemicon Integrated Technology, Inc.	27,000	244,058
	Franbo Lines Corp.	39,997	20,617
	Froch Enterprise Co. Ltd.	41,000	21,323

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	$16,010
	Fu Hua Innovation Co. Ltd.	84,981	36,705
#	Fulgent Sun International Holding Co. Ltd.	44,063	99,059
#*	Fulltech Fiber Glass Corp.	77,976	156,887
	Fusheng Precision Co. Ltd.	32,000	250,475
	G Shank Enterprise Co. Ltd.	38,122	131,507
*	GCS Holdings, Inc.	10,421	109,795
	GEM Services, Inc.	11,000	41,219
	Gemtek Technology Corp.	74,000	69,669
*	General Interface Solution GIS Holding Ltd.	33,000	55,425
	Generalplus Technology, Inc.	10,000	14,451
	Genius Electronic Optical Co. Ltd.	27,000	396,357
#	Getac Holdings Corp.	125,000	435,418
	GFC Ltd.	12,000	45,538
	Giant Manufacturing Co. Ltd.	44,000	114,745
#	Gigabyte Technology Co. Ltd.	32,000	330,255
*	Gigastorage Corp.	23,000	21,745
#	Global Brands Manufacture Ltd.	88,248	220,708
#	Global Mixed Mode Technology, Inc.	18,000	135,726
	Global PMX Co. Ltd.	15,000	73,916
	Globaltek Fabrication Co. Ltd.	13,000	26,460
	Globalwafers Co. Ltd.	33,000	833,520
	Globe Union Industrial Corp.	48,910	15,847
	GMI Technology, Inc.	19,966	26,273
	Golden Long Teng Development Co. Ltd.	10,000	7,104
#	Goldsun Building Materials Co. Ltd., Class C	267,543	257,482
	Good Finance Securities Co. Ltd.	40,000	41,790
	Good Will Instrument Co. Ltd.	14,000	31,065
#	Gordon Auto Body Parts	36,000	29,159
		Shares	Value»
TAIWAN — (Continued)
*	Gourmet Master Co. Ltd.	23,000	$44,801
	Grand Fortune Securities Co. Ltd.	64,000	27,681
	Grape King Bio Ltd.	37,000	101,749
	Great China Metal Industry	26,000	16,561
	Great Tree Pharmacy Co. Ltd.	20,000	48,346
#	Great Wall Enterprise Co. Ltd.	191,000	330,394
	Greatek Electronics, Inc.	91,000	277,672
	Green World FinTech Service Co. Ltd.	19,000	23,905
	GTM Holdings Corp.	24,000	23,499
	Hannstar Board Corp.	28,361	57,838
	Hanpin Electron Co. Ltd.	14,000	21,845
*	HD Renewable Energy Co. Ltd.	11,000	26,463
	Heran Co. Ltd.	12,000	20,278
	Hey Song Corp.	53,000	55,304
	Highlight Tech Corp.	12,000	29,898
#	Highwealth Construction Corp.	415,048	562,957
	HIM International Music, Inc.	5,000	13,054
*	Hitron Technology, Inc.	13,000	9,391
	Hiwin Technologies Corp.	40,000	372,263
	Hiyes International Co. Ltd.	8,000	18,962
	Ho Tung Chemical Corp.	126,000	50,473
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	11,757
	Holy Stone Enterprise Co. Ltd.	25,950	352,437
	Hong Pu Real Estate Development Co. Ltd.	35,000	19,654
	Hong TAI Electric Industrial	58,000	54,296
	Horizon Fixture Group Co. Ltd.	5,000	34,558
	Horizon Securities Co. Ltd.	38,000	18,274
	Hotai Finance Co. Ltd.	23,226	43,916
	Hsin Kuang Steel Co. Ltd.	32,000	37,440
	Hsin Yung Chien Co. Ltd.	4,000	10,845

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hu Lane Associate, Inc.	27,991	$99,920
	HUA ENG Wire & Cable Co. Ltd.	37,000	33,507
	Hua Yu Lien Development Co. Ltd.	35,000	39,203
	Huaku Development Co. Ltd.	86,661	260,608
	Hung Ching Development & Construction Co. Ltd.	31,000	42,252
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	28,521
#	Hwacom Systems, Inc.	40,000	47,434
	IBF Financial Holdings Co. Ltd.	543,684	262,314
#	Ichia Technologies, Inc.	47,000	74,672
	IEI Integration Corp.	20,600	54,007
	In Win Development, Inc.	10,000	19,419
	Info-Tek Corp.	23,000	20,464
#	Innolux Corp.	483,627	663,708
	Inpaq Technology Co. Ltd.	19,954	43,480
	Intai Technology Corp.	3,000	11,597
#	Integrated Service Technology, Inc.	24,773	106,078
*	IntelliEPI, Inc.	7,000	72,611
	Interactive Digital Technologies, Inc.	5,000	11,421
	Inventec Corp.	125,000	234,702
	Iron Force Industrial Co. Ltd.	10,371	24,964
	I-Sheng Electric Wire & Cable Co. Ltd.	26,000	36,664
#	ITE Technology, Inc.	48,000	183,380
	ITEQ Corp.	35,000	279,267
	J&V Energy Technology Co. Ltd.	10,000	20,199
	Jean Co. Ltd.	42,289	25,340
	Jih Lin Technology Co. Ltd.	15,000	32,386
	Jiin Yeeh Ding Enterprise Co. Ltd.	18,000	49,914
#	Jinan Acetate Chemical Co. Ltd.	169,000	249,225
#	Johnson Health Tech Co. Ltd.	19,000	71,930
	Kaimei Electronic Corp.	18,400	64,185
		Shares	Value»
TAIWAN — (Continued)
	Kedge Construction Co. Ltd.	9,847	$30,796
	Kenda Rubber Industrial Co. Ltd.	106,975	59,748
	Kerry TJ Logistics Co. Ltd.	58,000	52,124
	KGI Financial Holding Co. Ltd.	1,658,420	1,566,843
	KHGEARS International Ltd.	8,000	36,236
#	Kindom Development Co. Ltd.	70,790	75,644
	King Chou Marine Technology Co. Ltd.	8,000	10,610
	King Polytechnic Engineering Co. Ltd.	22,000	34,015
#*	Kinko Optical Co. Ltd.	31,455	61,571
	Kinpo Electronics	201,000	183,304
	Kinsus Interconnect Technology Corp.	55,974	1,061,329
	Kung Long Batteries Industrial Co. Ltd.	17,000	66,324
	Kung Sing Engineering Corp.	75,900	22,390
	Kuo Toong International Co. Ltd.	54,399	86,623
	Kwong Lung Enterprise Co. Ltd.	23,000	30,498
	L&K Engineering Co. Ltd.	5,124	110,266
	Lanner Electronics, Inc.	18,000	41,876
	Largan Precision Co. Ltd. (3008 TT)	1,000	123,968
	Lelon Electronics Corp.	14,000	93,212
	Lemtech Holdings Co. Ltd.	13,200	33,219
	Leo Systems, Inc.	21,000	22,554
*	Leofoo Development Co. Ltd.	17,000	8,476
	Lian HWA Food Corp.	28,600	71,801
	Lingsen Precision Industries Ltd.	77,000	69,158
	Lion Travel Service Co. Ltd.	18,000	81,603
	Lite-On Technology Corp.	6,000	38,024
	Liton Technology Corp.	8,000	17,243
	Long Da Construction & Development Corp.	69,300	60,517
	Longwell Co.	11,000	69,722

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lotus Pharmaceutical Co. Ltd.	18,000	$96,365
	Lucky Cement Corp.	40,000	14,758
	Lumax International Corp. Ltd.	22,800	78,546
	Lungteh Shipbuilding Co. Ltd.	17,000	68,476
	M3 Technology, Inc.	5,000	11,930
	Macauto Industrial Co. Ltd.	6,000	9,760
*	Macronix International Co. Ltd.	95,000	285,347
	Magnate Technology Co. Ltd.	10,000	18,349
#	Makalot Industrial Co. Ltd.	32,000	216,912
	Materials Analysis Technology, Inc.	7,156	46,166
	Mayer Steel Pipe Corp.	36,000	23,526
	Mercuries & Associates Holding Ltd.	62,000	32,601
	Mercuries Data Systems Ltd.	13,000	9,002
	Merida Industry Co. Ltd.	14,000	33,292
	Merry Electronics Co. Ltd.	39,933	98,872
	METAAGE Corp.	15,000	17,835
#	Micro-Star International Co. Ltd.	155,000	671,578
	Mildef Crete, Inc.	7,000	26,483
	MIN AIK Technology Co. Ltd.	28,000	23,055
#	Mitac Holdings Corp.	190,238	508,297
*	Mobiletron Electronics Co. Ltd.	11,000	10,995
#	Motech Industries, Inc.	65,000	43,720
	Nak Sealing Technologies Corp.	16,000	56,770
	Namchow Holdings Co. Ltd.	16,000	16,674
	Nan Kang Rubber Tire Co. Ltd.	115,000	117,514
	Nan Pao Resins Chemical Co. Ltd.	18,000	170,797
	Nan Ya Plastics Corp.	104,000	494,139
	Nan Ya Printed Circuit Board Corp.	26,000	715,858
*	Nanya Technology Corp.	43,000	459,723
#	National Aerospace Fasteners Corp.	12,172	50,432
#	Netronix, Inc.	19,000	51,031
		Shares	Value»
TAIWAN — (Continued)
*	New Asia Construction & Development Corp.	54,000	$23,506
	New Best Wire Industrial Co. Ltd.	11,000	8,757
#	Nien Made Enterprise Co. Ltd.	52,000	613,091
	Niko Semiconductor Co. Ltd.	11,754	22,836
	Nishoku Technology, Inc.	10,000	33,849
	North-Star International Co. Ltd.	21,000	12,370
	Nova Technology Corp.	7,000	57,254
	O-Bank Co. Ltd.	208,909	66,116
	OK Biotech Co. Ltd.	11,000	4,889
	Optimax Technology Corp.	17,000	11,545
#	Orient Semiconductor Electronics Ltd.	142,000	174,923
	O-TA Precision Industry Co. Ltd.	6,000	9,944
	Pacific Hospital Supply Co. Ltd.	6,000	14,085
	Paiho Shih Holdings Corp.	32,025	16,236
	Pan German Universal Motors Ltd.	8,000	56,742
	Pan Jit International, Inc.	56,000	197,510
#	Pan-International Industrial Corp.	76,000	95,509
	Panion & BF Biotech, Inc.	12,000	21,657
	Parade Technologies Ltd.	16,000	274,184
#	Parpro Corp.	23,000	66,870
	P-Duke Technology Co. Ltd.	9,000	32,773
	Pegatron Corp.	222,000	574,442
	Pegavision Corp.	14,000	139,291
	PharmaEngine, Inc.	22,000	41,687
	Phison Electronics Corp.	14,000	689,015
	Phoenix Silicon International Corp.	21,000	155,745
#	Pixart Imaging, Inc.	36,000	211,927
	Polytronics Technology Corp.	7,000	11,058
	Posiflex Technology, Inc.	15,000	89,735
	Potens Semiconductor Corp.	7,000	26,723
	Pou Chen Corp.	298,000	220,472

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Powertech Technology, Inc.	120,000	$857,954
	Powertip Image Corp.	5,000	10,607
#	President Securities Corp.	255,392	339,245
#	Primax Electronics Ltd.	144,000	289,655
	Promate Electronic Co. Ltd.	56,000	81,617
	Prosperity Dielectrics Co. Ltd.	28,000	122,519
	PSS Co. Ltd.	8,000	36,349
#	Qisda Corp.	249,700	209,397
	QST International Corp.	23,874	29,278
	Quang Viet Enterprise Co. Ltd.	6,000	11,236
	Quanta Storage, Inc.	33,000	67,332
	Radiant Opto-Electronics Corp.	137,000	346,763
	Radium Life Tech Co. Ltd.	125,786	40,755
	Raydium Semiconductor Corp.	18,000	125,222
	Rayzher Industrial Co. Ltd.	2,000	9,909
	Rechi Precision Co. Ltd.	82,000	59,591
	Run Long Construction Co. Ltd.	76,000	77,390
#	Sakura Development Co. Ltd.	89,000	116,753
	Sampo Corp.	55,200	39,773
	San Fang Chemical Industry Co. Ltd.	43,000	42,046
	San Far Property Ltd.	19,000	10,584
	San Fu Chemical Co. Ltd.	10,000	33,038
	San Lien Technology Corp. Ltd.	7,000	15,953
	Sanyang Motor Co. Ltd.	129,000	257,828
	SDI Corp.	12,000	52,970
	Sea Sonic Electronics Co. Ltd.	6,000	11,947
	Securitag Assembly Group Co. Ltd.	4,000	13,760
	Senao International Co. Ltd.	10,000	8,873
	Senao Networks, Inc.	5,000	18,251
	Sercomm Corp.	73,000	184,725
#	Sesoda Corp.	61,776	91,413
		Shares	Value»
TAIWAN — (Continued)
#	Shanghai Commercial & Savings Bank Ltd.	549,440	$770,520
	Sharehope Medicine Co. Ltd.	13,103	7,673
	ShenMao Technology, Inc.	23,000	69,122
#	Shih Her Technologies, Inc.	11,513	59,779
*	Shih Wei Navigation Co. Ltd.	40,708	16,361
	Shihlin Electric & Engineering Corp.	34,000	203,638
	Shin Hsiung Natural Gas Co. Ltd.	9,000	11,134
	Shin Ruenn Development Co. Ltd.	31,000	39,765
	Shinkong Insurance Co. Ltd.	59,000	293,155
	Shinkong Synthetic Fibers Corp.	221,000	140,466
*	Shuttle, Inc.	55,000	26,542
	Sigurd Microelectronics Corp.	72,726	413,222
	Silergy Corp.	20,000	249,110
	Silicon Optronics, Inc.	7,000	11,458
	Simplo Technology Co. Ltd.	49,000	529,578
	Sincere Navigation Corp.	22,410	20,998
	Sinmag Equipment Corp.	8,000	27,847
#	Sino-American Silicon Products, Inc.	110,000	520,695
#	Sinon Corp.	107,000	128,747
	SinoPac Financial Holdings Co. Ltd.	174,190	217,239
	Sinopower Semiconductor, Inc.	4,000	27,233
	Sinphar Pharmaceutical Co. Ltd.	36,902	36,148
	Sinyi Realty, Inc.	37,000	23,310
	Sitronix Technology Corp.	26,000	211,264
#	Siward Crystal Technology Co. Ltd.	28,000	52,505
	Sixxon Tech Co. Ltd.	3,000	14,340
	Soft-World International Corp.	8,000	24,552
	Solar Applied Materials Technology Corp.	25,000	76,448
	Solteam, Inc.	17,598	25,920

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Speed Tech Corp.	38,219	$32,215
	Sporton International, Inc.	23,000	136,058
	Sports Gear Co. Ltd.	17,000	36,109
	St. Shine Optical Co. Ltd.	7,000	19,878
	Standard Chemical & Pharmaceutical Co. Ltd.	16,500	28,867
	Standard Foods Corp.	72,000	64,975
#*	Starlux Airlines Co. Ltd.	406,000	271,395
	Sunjuice Holdings Co. Ltd.	5,000	28,179
	Sunny Friend Environmental Technology Co. Ltd.	23,000	54,181
	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	276,250
	Sunplus Innovation Technology, Inc.	6,000	26,069
	Sunrex Technology Corp.	30,000	34,892
	Superalloy Industrial Co. Ltd.	34,000	56,586
	Supreme Electronics Co. Ltd.	121,894	298,234
	Swancor Holding Co. Ltd.	10,000	28,073
	Sweeten Real Estate Development Co. Ltd.	39,230	27,724
	Symtek Automation Asia Co. Ltd.	5,346	21,825
	Syncmold Enterprise Corp.	21,000	42,362
	Synmosa Biopharma Corp.	59,584	53,314
	Synnex Technology International Corp.	228,000	653,912
	Syscom Computer Engineering Co.	20,000	32,911
	Systex Corp.	28,000	132,541
	T3EX Global Holdings Corp.	8,000	16,365
	TA Chen Stainless Pipe	608,057	810,707
#	Ta Ya Electric Wire & Cable	219,247	227,290
	TA-I Technology Co. Ltd.	29,000	94,283
		Shares	Value»
TAIWAN — (Continued)
	Tai Tung Communication Co. Ltd.	22,000	$11,113
	Taichung Commercial Bank Co. Ltd.	769,822	486,972
	TaiDoc Technology Corp.	14,000	55,514
	Taiflex Scientific Co. Ltd.	38,792	201,453
	Taimide Tech, Inc.	20,000	40,343
	Tainan Spinning Co. Ltd.	172,000	64,327
	TaiSol Electronics Co. Ltd.	6,000	10,666
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	46,686
#	Taiwan Acceptance Corp.	73,050	184,736
	Taiwan Business Bank	1,396,220	783,552
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	40,688
	Taiwan Cogeneration Corp.	50,230	90,655
	Taiwan Cooperative Financial Holding Co. Ltd.	449,000	382,600
	Taiwan Fire & Marine Insurance Co. Ltd.	37,800	69,266
	Taiwan Fructose Co. Ltd.	22,000	13,337
	Taiwan FU Hsing Industrial Co. Ltd.	13,200	15,795
#*	Taiwan Glass Industry Corp.	208,000	287,439
	Taiwan Hon Chuan Enterprise Co. Ltd.	86,378	341,512
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	54,697	71,982
††	Taiwan Land Development Corp.	217,000	3,374
*	Taiwan Mask Corp.	43,609	48,585
	Taiwan Navigation Co. Ltd.	66,000	57,799
	Taiwan Paiho Ltd.	54,000	75,926
	Taiwan PCB Techvest Co. Ltd.	53,000	48,873
	Taiwan Sakura Corp.	40,000	101,137
	Taiwan Secom Co. Ltd.	53,000	178,636
	Taiwan Semiconductor Co. Ltd.	45,000	98,472
	Taiwan Shin Kong Security Co. Ltd.	34,510	42,981

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Surface Mounting Technology Corp.	77,000	$329,517
	Taiyen Biotech Co. Ltd.	15,000	14,852
#	TCC Group Holdings Co. Ltd.	780,000	584,035
	TCI Co. Ltd.	29,000	100,947
	Te Chang Construction Co. Ltd.	15,585	33,648
#	Teco Electric & Machinery Co. Ltd.	296,000	584,539
	Test Rite International Co. Ltd.	46,000	31,396
	Thinking Electronic Industrial Co. Ltd.	23,000	152,974
	Thye Ming Industrial Co. Ltd.	16,065	34,605
	Tigerair Taiwan Co. Ltd.	34,000	60,179
	Ton Yi Industrial Corp.	212,000	97,964
	Tong Hsing Electronic Industries Ltd.	35,280	171,194
#	Tong Yang Industry Co. Ltd.	115,000	252,141
	Tong-Tai Machine & Tool Co. Ltd.	46,000	37,732
	Top Bright Holding Co. Ltd.	3,000	21,534
	Top Union Electronics Corp.	37,047	27,663
	Topco Technologies Corp.	6,000	13,254
	Topkey Corp.	17,000	86,562
	Topoint Technology Co. Ltd.	17,269	168,917
#	Transcend Information, Inc.	31,000	275,309
	Trio Technology International Group Co. Ltd.	5,000	18,802
	Tripod Technology Corp.	70,000	785,963
	TS Financial Holding Co. Ltd (2887 TT)	2,816,384	3,101,131
	TSC Auto ID Technology Co. Ltd.	4,000	22,625
	TSRC Corp.	119,000	77,388
	Ttet Union Corp.	10,000	47,746
	TTFB Co. Ltd.	3,000	14,936
	TTY Biopharm Co. Ltd.	61,000	140,041
	Tung Ho Steel Enterprise Corp.	154,850	356,096
		Shares	Value»
TAIWAN — (Continued)
	TURVO International Co. Ltd.	6,000	$34,460
#	TXC Corp.	56,000	255,720
	TYC Brother Industrial Co. Ltd.	38,000	32,787
	Tyntek Corp.	24,000	36,545
	Ubright Optronics Corp.	10,000	16,716
	UDE Corp.	23,000	73,624
	U-Ming Marine Transport Corp.	134,000	258,363
	Unic Technology Corp.	25,000	18,973
	Unimicron Technology Corp.	46,586	1,093,046
	Union Bank of Taiwan	413,668	264,238
	Union Insurance Co. Ltd.	21,000	21,827
	Unitech Computer Co. Ltd.	19,000	33,926
#	Unitech Printed Circuit Board Corp.	113,032	125,137
	United Alloy-Tech Co.	22,419	40,568
	United Orthopedic Corp.	15,000	38,637
	Univacco Technology, Inc.	16,000	26,943
	Universal Cement Corp.	35,440	29,222
	Universal Vision Biotechnology Co. Ltd.	11,000	44,737
	Userjoy Technology Co. Ltd.	11,300	25,602
	Utechzone Co. Ltd.	1,000	4,913
	Value Valves Co. Ltd.	7,000	17,528
	Ve Wong Corp.	24,000	36,093
	Ventec International Group Co. Ltd., Class C	10,000	60,531
	Visco Vision, Inc.	10,000	56,629
	Vizionfocus, Inc.	7,000	39,166
*	Wafer Works Corp.	37,937	101,008
	Waffer Technology Corp.	53,000	59,356
	Wah Hong Industrial Corp.	9,000	10,687
	Wah Lee Industrial Corp.	33,660	115,965
	Walsin Lihwa Corp.	36,613	35,135
	Walsin Technology Corp.	41,000	268,024
	Walton Advanced Engineering, Inc.	49,000	54,990
	Wan Hai Lines Ltd.	139,000	362,572
	Wei Chuan Foods Corp.	38,000	14,307

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co. Ltd.	69,946	$95,154
	Welldone Co.	7,000	10,020
	Weltrend Semiconductor	24,000	40,063
	Win Semiconductors Corp.	41,000	361,730
	Winbond Electronics Corp.	103,732	400,082
	Winstek Semiconductor Co. Ltd.	14,000	61,245
#	Wisdom Marine Lines Co. Ltd.	128,221	309,920
	WITS Corp.	13,000	48,027
	WNC Corp.	79,147	530,455
#	Wonderful Hi-Tech Co. Ltd.	15,000	28,232
	WPG Holdings Ltd.	295,000	1,011,405
#	WT Microelectronics Co. Ltd.	118,721	716,535
	XAC Automation Corp.	15,000	15,194
	Ya Horng Electronic Co. Ltd.	7,000	10,572
	Yang Ming Marine Transport Corp.	59,000	92,302
	Yea Shin International Development Co. Ltd.	51,053	34,168
	Yem Chio Co. Ltd.	83,706	37,139
	Yen Sun Technology Corp.	10,000	12,807
	YFC-Boneagle Electric Co. Ltd.	14,596	10,919
*	Yieh Phui Enterprise Co. Ltd.	177,550	74,604
	Young Fast Optoelectronics Co. Ltd.	11,000	17,975
	Youngtek Electronics Corp.	36,000	80,953
	Yuanta Futures Co. Ltd.	39,304	106,388
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	34,649
#	Yulon Motor Co. Ltd.	170,886	147,328
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,331
	Yungshin Construction & Development Co. Ltd.	14,000	21,723
	YungShin Global Holding Corp.	50,000	82,714
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	11,520	$32,645
	Zenitron Corp.	55,000	102,775
	Zero One Technology Co. Ltd.	42,000	141,544
	Zhen Ding Technology Holding Ltd.	127,000	1,593,463
	ZillTek Technology Corp.	4,000	25,042
	Zippy Technology Corp.	21,000	34,874
	Zyxel Group Corp.	54,930	69,132
TOTAL TAIWAN			79,495,610
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	68,970	32,740
	AEON Thana Sinsap Thailand PCL	15,900	49,933
	Amata Corp. PCL	119,300	102,933
#	AP Thailand PCL	377,800	93,875
	Asia Plus Group Holdings PCL	195,300	14,118
	Asian Sea Corp. PCL	53,800	12,053
	Asset World Corp. PCL	337,000	29,742
	Bangchak Corp. PCL	120,000	160,786
	Bangkok Commercial Asset Management PCL	331,300	68,281
	Bangkok Life Assurance PCL, NVDR	77,700	60,501
	Banpu PCL	1,278,700	222,100
	Berli Jucker PCL	159,700	77,327
	Betagro PCL	37,300	23,835
	Better World Green PCL	765,300	5,725
	BKI Holdings PCL	15,820	176,194
	Cal-Comp Electronics Thailand PCL, Class F	812,421	199,310
	Frasers Property Thailand PCL	79,285	16,686
	GFPT PCL	180,600	52,974
	Gunkul Engineering PCL	497,500	75,013
#	IRPC PCL	1,072,200	70,667
	KGI Securities Thailand PCL	258,200	39,749
#	Kiatnakin Phatra Bank PCL	35,100	116,253
	Lalin Property PCL	79,100	10,371
#	Land & Houses PCL (LHF TB)	146,800	16,746
	Lanna Resources PCL	35,700	15,739

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	LH Financial Group PCL	755,000	$28,485
	Major Cineplex Group PCL	45,800	9,788
	MCS Steel PCL	36,700	8,723
#	MK Restaurants Group PCL	61,400	39,174
	Northeast Rubber PCL	270,500	36,354
	Polyplex Thailand PCL	55,700	23,451
	Precious Shipping PCL	202,000	48,625
	PTG Energy PCL	175,100	39,547
	PTT Global Chemical PCL	246,000	269,543
	Ratchthani Leasing PCL	485,400	32,504
#	Regional Container Lines PCL	83,400	87,421
	Rojana Industrial Park PCL	136,200	24,852
	Saha Pathanapibul PCL	16,100	26,755
	Samart Corp. PCL	185,000	32,514
#	Sansiri PCL	2,742,500	123,594
	SCG Packaging PCL	110,300	100,118
	Somboon Advance Technology PCL	66,900	32,240
	SPCG PCL	88,600	24,369
	Sri Trang Agro-Industry PCL	107,251	59,587
	Sri Trang Gloves Thailand PCL	156,400	48,187
	Srisawad Corp. PCL	43,700	32,163
	Star Petroleum Refining PCL	144,600	48,101
*	STP & I PCL	125,600	23,618
#	Supalai PCL	122,100	57,950
	Thai Oil PCL	132,400	259,078
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	33,955
	Thai Union Group PCL	289,300	105,441
	Thanachart Capital PCL	30,300	70,717
	Thoresen Thai Agencies PCL	281,800	42,621
	Tisco Financial Group PCL (TISCO/F TB)	12,700	48,807
	TPI Polene Power PCL	434,701	23,439
TOTAL THAILAND			3,585,372
		Shares	Value»
TURKEY — (1.0%)
*	Adese Gayrimenkul Yatirim AS	1,499,610	$27,359
	Akcansa Cimento AS	4,896	24,457
	Aksa Akrilik Kimya Sanayii AS	211,332	57,809
*	Aksa Enerji Uretim AS	21,741	43,076
*	Aksigorta AS	132,399	18,651
#	Alarko Holding AS	45,997	97,756
	Albaraka Turk Katilim Bankasi AS	260,108	43,313
	Anadolu Anonim Turk Sigorta Sirketi	197,523	113,188
	Anadolu Efes Biracilik Ve Malt Sanayii AS	307,450	141,390
	Anadolu Hayat Emeklilik AS	10,998	26,563
#*	Arcelik AS	8,717	17,847
	ARD Grup Bilisim Teknolojileri AS	31,517	48,060
	Aygaz AS	7,209	40,149
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	175,707	18,125
*	Bera Holding AS	105,274	28,278
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	89,397
*	Can2 Termik AS	1,003,184	25,260
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	66,037
	Dogan Sirketler Grubu Holding AS	238,931	105,078
	Dogu Aras Enerji Yatirimlari AS	11,534	27,468
	Dogus Otomotiv Servis ve Ticaret AS	12,349	49,480
	Eczacibasi Yatirim Holding Ortakligi AS	2,700	17,916
	EGE Gubre Sanayii AS	1,048	2,071
	Enerya Enerji AS	231,769	44,981
*	Esenboga Elektrik Uretim AS	72,507	5,131
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	10,036
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	17,371	27,381
	Global Yatirim Holding AS	267,426	91,486

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	36,248	$17,686
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	15,431
*	GSD Holding AS	257,244	25,861
*	Is Finansal Kiralama AS	16,165	6,774
*	Isiklar Enerji ve Yapi Holding AS	59,047	208,188
*	Izdemir Enerji Elektrik Uretim AS	77,916	14,115
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	27,941	79,108
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	66,283
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	125,153
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	369,496	17,186
	Kervan Gida Sanayi Ve Ticaret AS	86,816	4,328
	Lila Kagit Sanayi ve Ticaret AS	22,166	13,318
*	NET Holding AS	83,578	80,102
	Nuh Cimento Sanayi AS	8,471	38,630
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	172,068	28,409
*	Orge Enerji Elektrik Taahhut AS	13,181	28,148
	Oyak Cimento Fabrikalari AS	194,503	83,010
	Oyak Yatirim Menkul Degerler AS	11,684	8,256
#*	Pegasus Hava Tasimaciligi AS	34,283	110,323
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	57,451	28,663
	Sekerbank Turk AS	348,287	51,349
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	118,088
		Shares	Value»
TURKEY — (Continued)
*	Sok Marketler Ticaret AS	39,313	$42,181
#*	TAV Havalimanlari Holding AS	36,389	207,608
	Tekfen Holding AS	18,862	61,276
*	Tukas Gida Sanayi ve Ticaret AS	526,937	22,065
	Turkiye Sinai Kalkinma Bankasi AS	279,313	64,273
	Ulker Biskuvi Sanayi AS	42,624	77,300
*	Vakif Finansal Kiralama AS	562,067	14,294
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	24,111	16,607
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	6,967
TOTAL TURKEY			2,988,723
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi National Hotels	1,071,734	116,249
	Abu Dhabi National Insurance Co. PSC	28,687	55,297
*	Abu Dhabi Ports Co. PJSC	160,559	213,970
	ADNOC Logistics & Services	62,893	106,115
	Agility Global PLC	427,420	196,922
	Agthia Group PJSC	52,988	46,180
	Ajman Bank PJSC	102,577	37,919
	Aldar Properties PJSC	383,104	772,906
	Amanat Holdings PJSC	183,087	69,183
	Bank of Sharjah	129,355	43,597
	Dana Gas PJSC	545,379	126,417
	Deyaar Development PJSC	265,756	52,298
	Dubai Investments PJSC	334,612	327,877
	Dubai Islamic Bank PJSC	441,639	875,251
	Emaar Development PJSC	174,367	613,625
	Emaar Properties PJSC	40,905	122,084
*	EMSTEEL Building Materials PJSC	151,431	45,565
*	Modon Holding PSC	265,973	206,231
	National Bank of Ras Al-Khaimah PSC	106,807	265,468

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Central Cooling Co. PJSC	39,775	$26,932
	NMDC Group PJSC	32,103	199,112
*	Orascom Construction PLC ORAS UH	3,812	52,841
	Pure Health Holding PJSC	137,713	84,418
*	RAK Properties PJSC	273,289	79,268
	Ras Al Khaimah Ceramics PJSC	86,789	57,236
	Sharjah Islamic Bank	115,587	91,090
	Union Properties PJSC	680,886	112,246
TOTAL UNITED ARAB EMIRATES			4,996,297
TOTAL COMMON STOCKS			307,304,075
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
	Banco ABC Brasil SA, 11.118%	18,090	85,647
	Banco ABC Brasil SA	608	2,879
Ω	Banco BMG SA, 8.333%	48,555	50,958
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	45,190	125,341
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,943	39,955
	Eucatex SA Industria e Comercio, 4.891%	11,000	49,910
	Localiza Rent a Car SA, 2.894%	3,094	22,296
	Marcopolo SA, 17.780%	59,793	62,634
	Schulz SA, 14.152%	16,300	14,405
TOTAL BRAZIL			454,025
		Shares	Value»

COLOMBIA — (0.1%)
	Grupo Aval Acciones y Valores SA, 3.478%	120,328	$32,189
	Grupo de Inversiones Suramericana SA, 3.915%	18,080	256,156
TOTAL COLOMBIA			288,345
TOTAL PREFERRED STOCKS			742,370
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	18,975	0
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	25,939	1,382
SOUTH KOREA — (0.0%)
*	LB Semicon, Inc. Rights	1,412	0
TAIWAN — (0.0%)
*	Zenitron Corp. Rights	4,400	477
THAILAND — (0.0%)
*	Better World Green PCL Warrants	178,432	0
TOTAL RIGHTS/WARRANTS			1,859
TOTAL INVESTMENT SECURITIES (Cost $205,302,276)			308,048,304

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	92,233	1,066,855
TOTAL INVESTMENTS — (100.0%)
(Cost $206,368,978)^^			$309,115,159
As of July 31, 2026, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	09/18/26	$2,600,675	$2,631,738	$31,063
Total Futures Contracts			$2,600,675	$2,631,738	$31,063

Emerging Markets Targeted Value Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $14,206,181 or 4.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$9,075,550	—	—	$9,075,550
Chile	769,694	—	—	769,694
China	1,715,573	$71,255,137	$10,981	72,981,691
Colombia	583,957	—	—	583,957
Greece	—	2,307,747	—	2,307,747
Hungary	—	478,618	—	478,618
India	3,811	51,825,631	—	51,829,442
Indonesia	—	3,036,184	2,369	3,038,553
Kuwait	—	1,785,633	—	1,785,633
Malaysia	—	5,035,450	—	5,035,450
Mexico	7,252,697	363,613	—	7,616,310
Philippines	—	958,457	—	958,457
Poland	—	5,036,830	—	5,036,830
Qatar	—	1,152,596	—	1,152,596
Saudi Arabia	—	6,427,676	—	6,427,676
South Africa	—	8,807,732	—	8,807,732
South Korea	9,513	38,278,450	64,174	38,352,137
Taiwan	—	79,492,236	3,374	79,495,610
Thailand	—	3,585,372	—	3,585,372
Turkey	—	2,988,723	—	2,988,723
United Arab Emirates	—	4,996,297	—	4,996,297
Preferred Stocks
Brazil	451,146	2,879	—	454,025
Colombia	288,345	—	—	288,345
Rights/Warrants
Chile	—	—	—	—
Qatar	—	1,382	—	1,382
South Korea	—	—	—	—
Taiwan	—	477	—	477
Thailand	—	—	—	—
Securities Lending Collateral	—	1,066,855	—	1,066,855
Total Investments in Securities	$20,150,286	$288,883,975	$80,898˂˃	$309,115,159
Financial Instruments
Assets
Futures Contracts**	31,063	—	—	31,063
Total Financial Instruments	$31,063	—	—	$31,063
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (95.3%)
AUSTRALIA — (5.8%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.342%, 07/16/27		4,000	$4,013,312
National Australia Bank Ltd.
(r)	SOFR + 0.620%, FRN, 4.270%, 06/11/27		2,020	2,025,338
(r)Ω	SOFR + 0.620%, FRN, 4.270%, 06/11/27		1,000	1,002,642
	1.375%, 08/30/28	EUR	1,800	2,001,537
(r)Ω	SOFR + 0.790%, FRN, 4.448%, 01/14/30		1,500	1,511,880
New South Wales Treasury Corp.
	2.250%, 05/07/41	AUD	5,000	2,255,937
Queensland Treasury Corp.
	1.750%, 07/20/34	AUD	10,000	5,394,040
	5.250%, 08/13/38	AUD	6,000	4,019,165
South Australian Government Financing Authority
	2.000%, 05/23/36	AUD	8,000	4,127,555
Treasury Corp. of Victoria
(r)	3M Swap + 0.420%, FRN, 4.889%, 03/17/31	AUD	2,500	1,763,488
	2.250%, 11/20/34	AUD	9,900	5,498,371
	2.000%, 09/17/35	AUD	4,800	2,529,087
	2.000%, 11/20/37	AUD	7,500	3,634,792
TOTAL AUSTRALIA				39,777,144
BELGIUM — (4.0%)
Dexia SA
Δ	0.000%, 01/21/28	EUR	7,000	7,725,862
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,700	1,751,075
	0.400%, 06/22/40	EUR	9,700	6,897,412
Ministeries Van de Vlaamse Gemeenschap
	3.675%, 06/22/40	EUR	10,000	10,882,270
TOTAL BELGIUM				27,256,619
			Face Amount^	Value†
			(000)
CANADA — (14.4%)
Bell Telephone Co. of Canada or Bell Canada
	5.150%, 08/24/34	CAD	3,000	$2,212,705
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.610%, 09/15/27	CAD	3,000	2,144,245
(r)	1 day CAD Overnight Index + 0.38%, FRN, 2.685%, 03/15/30	CAD	3,500	2,510,707
CDP Financial, Inc.
Ω	1.125%, 04/06/27	EUR	1,936	2,208,191
	3.700%, 03/08/28	CAD	4,000	2,884,874
	3.000%, 04/11/29	EUR	800	919,047
	3.250%, 09/30/35	EUR	2,000	2,240,194
City of Montreal
	3.900%, 09/01/34	CAD	1,000	707,151
	2.400%, 12/01/41	CAD	5,000	2,657,595
Fairfax Financial Holdings Ltd.
	4.730%, 11/22/34	CAD	2,000	1,440,382
Hydro-Quebec
	6.500%, 02/15/35	CAD	3,000	2,520,826
OMERS Finance Trust
	3.250%, 01/28/35	EUR	2,500	2,809,669
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,478,020
Province of Alberta
	4.500%, 12/01/40	CAD	8,000	5,724,436
	3.450%, 12/01/43	CAD	5,000	3,058,744
Province of British Columbia
	4.150%, 06/18/34	CAD	12,800	9,312,859
	3.200%, 06/18/44	CAD	12,000	6,973,071
Province of Manitoba
	4.650%, 03/05/40	CAD	5,000	3,616,614
	4.400%, 03/05/42	CAD	8,000	5,555,117
Province of Ontario
	4.150%, 06/02/34	CAD	2,400	1,750,065
	3.500%, 06/02/43	CAD	12,400	7,688,646
Province of Quebec
	3.000%, 01/24/33	EUR	4,700	5,288,182
	5.000%, 12/01/38	CAD	7,000	5,278,874
	5.000%, 12/01/41	CAD	3,000	2,228,413
	4.250%, 12/01/43	CAD	2,800	1,886,507
Province of Saskatchewan
	3.250%, 09/24/35	EUR	2,000	2,243,564
PSP Capital, Inc.
	1.500%, 03/15/28	CAD	4,000	2,788,544

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Rogers Communications, Inc.
	7.500%, 08/15/38		1,000	$1,102,036
	4.500%, 03/15/42		500	408,287
	TELUS Corp.
	4.850%, 04/05/44	CAD	3,500	2,330,670
	TOTAL CANADA			97,968,235
FINLAND — (1.4%)
	Finland Government Bonds
Δ	0.000%, 09/15/30	EUR	2,100	2,143,123
	Finnvera OYJ
Δ	0.000%, 09/15/27	EUR	170	190,031
Kuntarahoitus OYJ
	3.000%, 09/25/28	EUR	3,000	3,463,379
(r)	SOFR + 1.000%, FRN, 4.666%, 02/02/29		3,000	3,050,903
	Nordea Bank Abp
	1.125%, 09/27/27	EUR	550	621,054
	OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	240	266,635
	TOTAL FINLAND			9,735,125
FRANCE — (5.2%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,605,579
	Agence France Locale
	3.125%, 03/20/34	EUR	5,800	6,380,859
	BPCE SA
	2.375%, 04/26/32	EUR	3,900	4,207,493
	Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,408,115
	French Republic Government Bonds OAT
	1.750%, 06/25/39	EUR	2,400	2,108,413
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,287,613
	Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,270,276
SFIL SA
	3.000%, 09/24/30	EUR	4,900	5,567,646
	3.000%, 06/23/32	EUR	4,800	5,346,193
	SNCF Reseau
	0.750%, 05/25/36	EUR	1,500	1,267,115
	TOTAL FRANCE			35,449,302
GERMANY — (4.3%)
Deutsche Bahn AG
	3.500%, 09/20/27	EUR	130	150,931
	1.125%, 12/18/28	EUR	1,000	1,105,421
	0.750%, 07/16/35	EUR	500	449,017
	0.625%, 04/15/36	EUR	3,400	2,946,660
Kreditanstalt fuer Wiederaufbau
	2.125%, 07/31/28	EUR	2,750	3,124,610
	2.750%, 02/20/31	EUR	6,000	6,824,620
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Land Berlin
	0.100%, 01/18/30	EUR	50	$52,048
Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	1,000	1,133,816
	3.625%, 05/27/36	EUR	6,000	6,815,872
	3.375%, 02/22/37	EUR	4,000	4,399,298
Ω	2.875%, 03/11/41		250	182,528
Volkswagen International Finance NV
	4.125%, 09/02/35	EUR	2,000	2,231,345
TOTAL GERMANY				29,416,166
JAPAN — (6.4%)
Japan Government Ten Year Bonds
	0.400%, 06/20/33	JPY	700,000	3,863,386
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,000,000	6,256,183
	2.400%, 09/20/38	JPY	450,000	2,634,355
	2.200%, 03/20/41	JPY	220,000	1,199,495
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,000,000	5,865,058
	1.400%, 09/20/34	JPY	500,000	2,879,388
	1.200%, 09/20/35	JPY	600,000	3,320,562
	0.400%, 03/20/36	JPY	715,000	3,604,637
	0.400%, 06/20/40	JPY	1,000,000	4,276,672
	0.500%, 12/20/41	JPY	700,000	2,873,605
	1.500%, 09/20/43	JPY	540,000	2,508,291
Sumitomo Mitsui Financial Group, Inc.
	2.296%, 01/12/41		2,507	1,674,623
Takeda Pharmaceutical Co. Ltd.
	2.000%, 07/09/40	EUR	3,000	2,591,563
TOTAL JAPAN				43,547,818
NETHERLANDS — (3.3%)
ABN AMRO Bank NV
	3.000%, 02/25/31	EUR	2,700	3,059,070
BNG Bank NV
	3.000%, 02/23/28	EUR	170	196,189
Δ	0.000%, 08/31/28	EUR	6,400	6,939,695
	3.300%, 04/26/29	AUD	1,000	674,040
	0.100%, 01/15/30	EUR	3,800	3,960,403
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.267%, 08/28/26		1,250	1,250,362
(r)	SOFR + 0.890%, FRN, 4.552%, 10/17/29		5,000	5,043,408

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
	2.750%, 11/09/27	EUR	290	$333,822
	2.500%, 05/22/30	EUR	782	880,974
TOTAL NETHERLANDS				22,337,963
NEW ZEALAND — (2.9%)
New Zealand Government Bonds
	2.000%, 05/15/32	NZD	9,900	5,148,831
	3.500%, 04/14/33	NZD	7,100	3,965,990
	4.250%, 05/15/34	NZD	7,700	4,461,843
	2.750%, 04/15/37	NZD	6,800	3,331,367
New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	5,300	2,914,984
TOTAL NEW ZEALAND				19,823,015
SPAIN — (1.0%)
Merlin Properties Socimi SA
	3.500%, 09/04/33	EUR	4,000	4,433,450
Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,477,116
TOTAL SPAIN				6,910,566
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.1%)
Asian Development Bank
	2.350%, 06/21/27	JPY	800,000	5,083,482
(r)	SONIA + 1.000%, FRN, 4.747%, 05/23/29	GBP	5,400	7,424,281
Asian Infrastructure Investment Bank
(r)	SOFR + 0.620%, FRN, 4.250%, 08/16/27		1,500	1,506,738
	3.000%, 02/14/28	EUR	440	508,188
European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	3.931%, 02/16/29		7,082	7,096,082
European Financial Stability Facility
Δ	0.000%, 10/13/27	EUR	700	780,522
	2.625%, 05/07/30	EUR	850	964,377
European Investment Bank
	2.150%, 01/18/27	JPY	590,000	3,727,342
Δ	0.000%, 09/28/28	EUR	3,000	3,252,417
(r)	SOFR + 0.320%, FRN, 3.948%, 08/14/29		2,000	2,005,620
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Stability Mechanism
	2.375%, 09/30/27	EUR	1,800	$2,065,354
European Union
Δ	0.000%, 10/04/28	EUR	1,000	1,083,195
	2.875%, 10/05/29	EUR	6,000	6,891,705
	2.750%, 12/13/32	EUR	6,900	7,732,599
	3.375%, 10/04/39	EUR	3,500	3,846,915
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 3.935%, 04/12/27		606	606,680
(r)	SOFR + 0.350%, FRN, 4.005%, 10/04/27		3,200	3,207,552
(r)	SOFR + 0.270%, FRN, 3.922%, 03/20/28		5,300	5,308,956
(r)	SOFR + 0.350%, FRN, 4.005%, 10/05/28		3,000	3,010,325
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		7,100	7,125,345
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.025%, 01/12/27		2,800	2,802,917
(r)	SOFR + 0.430%, FRN, 4.061%, 08/19/27		4,200	4,212,600
(r)	SOFR + 0.300%, FRN, 3.930%, 05/15/28		10,000	10,017,883
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 3.950%, 08/28/28		820	821,730
	1.500%, 04/15/35	AUD	5,300	2,727,792
Nordic Investment Bank, 3M NIBOR + 1.000%, FRN
(r)	5.600%, 01/27/28	NOK	20,000	2,140,712
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				95,951,309

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (1.2%)
	Skandinaviska Enskilda Banken AB
	3.500%, 08/14/35	EUR	4,000	$4,452,287
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.626%, 08/03/26		3,180	3,180,000
	Svenska Handelsbanken AB
	3.750%, 11/01/27	EUR	270	314,130
	TOTAL SWEDEN			7,946,417
UNITED KINGDOM — (3.8%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	2,102,884
	HSBC Holdings PLC
	6.100%, 01/14/42		2,000	2,055,839
	LSEG Finance PLC
Ω	3.200%, 04/06/41		750	554,913
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,231,716
	2.125%, 01/18/42	GBP	2,000	1,548,867
	U.K. Gilts
	1.125%, 01/31/39	GBP	20,900	17,529,757
	TOTAL UNITED KINGDOM			26,023,976
UNITED STATES — (27.5%)
	Abbott Ireland Financing DAC
	0.375%, 11/19/27	EUR	1,090	1,216,545
	Aetna, Inc.
	4.125%, 11/15/42		680	521,779
	Affiliated Managers Group, Inc.
	5.500%, 02/15/36		750	727,688
	Allstate Corp.
	4.500%, 06/15/43		1,000	833,131
Alphabet, Inc.
	2.822%, 05/16/33	JPY	370,000	2,298,414
	1.900%, 08/15/40		5,000	3,206,180
	4.500%, 05/11/45	EUR	2,300	2,587,341
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	5,996,161
Amgen, Inc.
	3.150%, 02/21/40		2,575	1,947,248
	2.800%, 08/15/41		3,500	2,455,105
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	647,624
	3.500%, 06/01/41		2,500	1,840,290
	4.300%, 12/15/42		1,500	1,171,341
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	3,155,257
	Bank of America Corp.
	5.875%, 02/07/42		2,600	2,615,018
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Biogen, Inc.
	5.200%, 09/15/45		1,000	$891,960
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,944,466
	Boston Properties LP
#	5.750%, 01/15/35		1,234	1,224,942
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,603,237
	Broadcom, Inc.
	3.137%, 11/15/35		1,000	812,862
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,494,923
	Cigna Group
	4.800%, 08/15/38		1,436	1,323,830
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,301,878
Citigroup, Inc.
	8.125%, 07/15/39		2,600	3,171,588
	5.875%, 01/30/42		750	748,681
	CME Group, Inc.
	5.300%, 09/15/43		3,000	2,850,039
	CNO Financial Group, Inc.
	6.450%, 06/15/34		500	513,713
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,634,816
Conagra Brands, Inc.
#	5.750%, 08/01/35		3,400	3,374,375
	5.300%, 11/01/38		1,500	1,384,949
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	400,428
	CVS Health Corp.
	4.780%, 03/25/38		1,500	1,369,532
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,412,033
	4.650%, 01/15/43		2,000	1,707,729
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.191%, 10/15/28		5,000	5,014,056
	FedEx Corp.
	4.125%, 07/30/37	EUR	3,000	3,368,264
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,212,478
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		3,300	2,323,118
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,326,316
	Fox Corp.
	5.476%, 01/25/39		1,700	1,614,145
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	873,278
General Motors Co.
	6.250%, 10/02/43		1,000	973,696
	5.200%, 04/01/45		1,000	854,179

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Gilead Sciences, Inc.
	2.600%, 10/01/40	600	$423,414
	5.650%, 12/01/41	3,250	3,215,578
	Global Payments, Inc.
	5.550%, 11/15/35	1,000	952,373
	GLP Capital LP/GLP Financing II, Inc.
	5.625%, 03/01/36	500	479,419
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41	1,000	1,028,318
	HCA, Inc.
	4.375%, 03/15/42	500	410,940
	Home Depot, Inc.
	3.300%, 04/15/40	217	168,993
Host Hotels & Resorts LP
	5.700%, 07/01/34	1,000	999,247
	5.500%, 04/15/35	3,000	2,950,908
	HP, Inc.
#	6.000%, 09/15/41	2,950	2,907,707
Humana, Inc.
	5.950%, 03/15/34	500	507,765
#	5.550%, 05/01/35	500	491,552
	4.950%, 10/01/44	1,000	834,360
	Intel Corp.
	5.625%, 02/10/43	4,800	4,431,574
International Business Machines Corp.
	4.150%, 05/15/39	2,000	1,663,267
	2.850%, 05/15/40	2,900	2,018,340
	4.000%, 06/20/42	800	614,519
J.M. Smucker Co.
	4.250%, 03/15/35	1,400	1,281,966
#	6.500%, 11/15/43	2,400	2,492,492
	Johnson & Johnson
	2.100%, 09/01/40	6,500	4,411,441
	Kemper Corp.
	3.800%, 02/23/32	110	98,085
	Kroger Co.
	5.150%, 08/01/43	800	717,984
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35	900	943,905
	Lincoln National Corp.
	7.000%, 06/15/40	1,373	1,466,676
	Loews Corp.
#	4.125%, 05/15/43	5,500	4,424,469
	LPL Holdings, Inc.
	5.650%, 03/15/35	1,966	1,918,152
	MetLife, Inc.
	5.875%, 02/06/41	2,000	2,009,603
	NIKE, Inc.
	3.250%, 03/27/40	8,250	6,381,720
Omnicom Group, Inc.
#	5.300%, 06/02/36	2,000	1,898,886
	3.375%, 03/01/41	500	357,155
	Oracle Corp.
	3.600%, 04/01/40	2,350	1,625,765
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	2,000	$2,177,924
	PulteGroup, Inc.
	6.000%, 02/15/35		1,000	1,029,231
	Quanta Services, Inc.
	3.050%, 10/01/41		500	357,665
	Realty Income Corp.
	3.875%, 06/20/35	EUR	4,500	5,028,417
	Roche Finance Europe BV
	3.312%, 12/04/27	EUR	1,100	1,274,863
	Royalty Pharma PLC
	3.300%, 09/02/40		6,000	4,522,680
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		1,305	1,200,889
	Tapestry, Inc.
	5.500%, 03/11/35		500	494,798
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,266,960
Travelers Cos., Inc.
	6.250%, 06/15/37		1,000	1,062,810
	5.350%, 11/01/40		3,500	3,386,310
UnitedHealth Group, Inc.
	5.950%, 02/15/41		2,500	2,532,919
	3.050%, 05/15/41		1,800	1,315,585
	Unum Group
Ω	4.046%, 08/15/41		3,300	2,609,311
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	2,000	2,277,698
Verizon Communications, Inc.
	3.375%, 10/27/36	GBP	1,300	1,385,979
	3.750%, 08/06/37	EUR	2,000	2,176,652
Walmart, Inc.
	5.625%, 04/01/40		3,000	3,069,117
	2.500%, 09/22/41		4,300	2,992,398
	Walt Disney Co.
	3.500%, 05/13/40		2,000	1,591,437
	WP Carey, Inc.
	4.250%, 07/23/32	EUR	2,000	2,322,775
	TOTAL UNITED STATES			187,147,624
	TOTAL BONDS			649,291,279
U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.190%, FRN, 4.042%, 10/31/27		7,400	7,414,533
	1.250%, 04/30/28		1,600	1,519,625
	3.750%, 04/30/28		3,000	2,974,453
	3.875%, 12/31/32		1,000	963,633

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

U.S.Treasury Notes
(r) 3M USTMMR + 0.159%, FRN, 4.011%, 07/31/27	4,000	$4,005,498
TOTAL U.S. TREASURY OBLIGATIONS		16,877,742
TOTAL INVESTMENT SECURITIES (Cost $710,079,288)		666,169,021

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	1,282,794	$14,838,082
TOTAL INVESTMENTS — (100.0%)
(Cost $724,915,037)^^			$681,007,103
As of July 31, 2026, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	1,222,273	USD	868,743	Citibank, N.A.	08/10/26	$3,376
USD	14,917,139	CAD	20,726,206	Societe Generale	08/10/26	128,518
USD	13,827,422	CAD	19,214,188	Citibank, N.A.	08/11/26	117,085
USD	14,282,667	CAD	19,911,996	Citibank, N.A.	08/14/26	72,587
USD	7,047,385	CAD	9,839,819	Societe Generale	08/17/26	24,356
AUD	1,139,467	USD	796,752	Citibank, N.A.	08/21/26	4,794
USD	27,358,863	AUD	38,797,245	Royal Bank of Canada	08/21/26	67,328
EUR	2,119,714	USD	2,427,518	HSBC Bank	08/24/26	18,766
EUR	667,933	USD	770,535	State Street Bank and Trust	09/01/26	547
USD	2,172,467	NOK	20,172,717	Citibank, N.A.	09/02/26	44,878
JPY	86,664,637	USD	538,712	Citibank, N.A.	09/24/26	8,178
Total Appreciation						$490,413
USD	4,317,198	NZD	7,524,879	Citibank, N.A.	08/13/26	$(116,594)
USD	1,535,978	AUD	2,197,423	Citibank, N.A.	08/14/26	(9,972)
USD	22,597	NOK	215,483	Citibank, N.A.	08/17/26	(135)
USD	4,172,265	NZD	7,123,278	HSBC Bank	08/19/26	(25,681)
USD	3,788,605	NZD	6,457,337	Societe Generale	08/21/26	(17,120)
USD	38,333,044	EUR	33,555,811	Bank of New York Mellon	08/24/26	(392,474)
USD	526,118	AUD	752,328	Citibank, N.A.	08/24/26	(3,071)
USD	4,035,878	NZD	6,891,453	Societe Generale	08/24/26	(26,080)
USD	15,986,452	GBP	11,977,695	Citibank, N.A.	08/26/26	(156,150)
USD	38,612,021	EUR	33,975,545	HSBC Bank	08/28/26	(604,132)
USD	39,337,373	EUR	34,468,537	Australia and New Zealand Bank	09/01/26	(454,143)
EUR	3,182,249	USD	3,674,707	Societe Generale	09/01/26	(1,023)
USD	28,322,440	EUR	24,755,582	UBS AG	09/04/26	(259,558)
USD	31,373,662	EUR	27,444,261	Australia and New Zealand Bank	09/08/26	(317,573)
USD	3,357,288	NZD	5,892,666	Citibank, N.A.	09/08/26	(117,532)
USD	19,260,174	EUR	16,814,871	UBS AG	09/14/26	(161,356)
USD	17,108,107	GBP	12,770,649	Citibank, N.A.	09/15/26	(103,144)
USD	1,652,535	AUD	2,383,709	Citibank, N.A.	09/23/26	(23,309)
USD	386,452	AUD	559,735	Societe Generale	09/23/26	(7,065)
USD	3,018,529	EUR	2,646,897	Royal Bank of Canada	09/24/26	(39,893)
USD	13,107,160	CAD	18,570,417	Societe Generale	09/24/26	(169,427)
USD	47,952,051	JPY	7,696,244,775	State Street Bank and Trust	09/24/26	(614,406)
USD	12,524,565	EUR	10,998,395	UBS AG	09/24/26	(183,800)
USD	13,107,547	CAD	18,598,823	Societe Generale	09/25/26	(189,951)
USD	1,367,569	AUD	1,975,693	Australia and New Zealand Bank	10/09/26	(21,066)
USD	2,665,033	JPY	428,940,768	Societe Generale	10/13/26	(45,902)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	952,018	CAD	1,330,627	Citibank, N.A.	10/19/26	$(382)
USD	418,369	AUD	599,222	Australia and New Zealand Bank	10/29/26	(2,672)
USD	421,960	AUD	608,473	Citibank, N.A.	10/29/26	(5,581)
Total (Depreciation)						$(4,069,192)
Total Appreciation (Depreciation)						$(3,578,779)
As of July 31, 2026, the value of Rule 144A securities amounted to $15,571,355 or 2.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$39,777,144	—	$39,777,144
Belgium	—	27,256,619	—	27,256,619
Canada	—	97,968,235	—	97,968,235
Finland	—	9,735,125	—	9,735,125
France	—	35,449,302	—	35,449,302
Germany	—	29,416,166	—	29,416,166
Japan	—	43,547,818	—	43,547,818
Netherlands	—	22,337,963	—	22,337,963
New Zealand	—	19,823,015	—	19,823,015
Spain	—	6,910,566	—	6,910,566
Supranational Organization Obligations	—	95,951,309	—	95,951,309
Sweden	—	7,946,417	—	7,946,417
United Kingdom	—	26,023,976	—	26,023,976
United States	—	187,147,624	—	187,147,624
U.S. Treasury Obligations	—	16,877,742	—	16,877,742
Securities Lending Collateral	—	14,838,082	—	14,838,082
Total Investments in Securities	—	$681,007,103	—	$681,007,103
Financial Instruments
Assets
Forward Currency Contracts**	—	490,413	—	490,413
Liabilities
Forward Currency Contracts**	—	(4,069,192)	—	(4,069,192)
Total Financial Instruments	—	$(3,578,779)	—	$(3,578,779)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$360,561
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/29	610	646,606
Central Lincoln People's Utility District (RB)
5.000%, 12/01/36	285	317,213
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	285	291,603
Chemeketa Community College District (GO) (SCH BD GTY) Series B
5.000%, 06/15/28	350	364,826
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	160	169,260
5.000%, 04/01/34	520	551,290
5.000%, 04/01/39	750	781,875
5.000%, 04/01/41	370	397,655
City of Bend (GO)
5.000%, 06/01/41	1,015	1,082,921
5.000%, 06/01/44	1,135	1,213,542
City of Cottage Grove (GO)
5.000%, 09/01/26	515	515,881
4.000%, 06/01/29	100	101,208
City of Eugene (GO) Series A
5.000%, 06/01/36	250	273,618
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/27	465	475,768
5.000%, 08/01/43	215	228,127
City of Hillsboro (GO)
5.000%, 06/01/38	500	555,148
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	295	307,195
City of Lake Oswego (GO)
5.000%, 12/01/26	250	251,914
4.000%, 06/01/41	500	498,079
5.000%, 06/01/43	725	778,964
City of Medford (GO)
4.000%, 06/01/40	375	369,194
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Medford Sewer Revenue (RB) (BAM)
5.000%, 06/01/28	180	$187,244
4.000%, 06/01/44	500	488,367
City of Portland (GO) Series A
5.000%, 10/01/26	635	637,357
5.000%, 04/01/27	975	990,078
5.000%, 06/01/27	580	591,225
3.000%, 06/15/28	150	150,006
4.000%, 04/01/32	225	225,979
5.000%, 04/01/45	600	642,681
City of Portland (GO) Series B
5.000%, 06/01/28	350	364,596
5.000%, 06/15/29	390	405,980
5.000%, 06/15/30	405	420,915
5.000%, 05/01/38	1,375	1,520,098
City of Portland (GO) Series D
5.000%, 04/01/28	250	259,520
5.000%, 04/01/42	210	221,526
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	710	711,215
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	365	370,645
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	83,646
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/27	305	307,412
City of West Linn (GO)
5.000%, 06/01/28	970	1,010,627
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/41	555	605,740
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	1,500	1,564,655
5.000%, 06/15/43	1,410	1,517,643

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	435	$450,107
5.000%, 06/15/36	280	288,389
5.000%, 06/15/41	480	490,462
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/33	345	350,855
Clackamas County School District No. 7J Lake Oswego (GO)
5.000%, 06/01/36	275	289,307
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	350	352,714
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	290,676
5.000%, 06/15/29	510	539,882
County of Multnomah (GO)
5.000%, 06/01/28	300	305,685
5.000%, 06/01/29	305	310,902
4.000%, 06/01/37	385	385,100
County of Multnomah (GO) Series A
5.000%, 06/15/28	1,640	1,710,994
5.000%, 06/15/29	1,235	1,312,620
County of Washington (GO)
5.000%, 06/01/27	985	1,004,063
5.000%, 06/01/28	390	406,690
4.000%, 03/01/30	1,035	1,035,490
Deschutes & Jefferson Counties School District No. 2J Redmond (GO) (SCH BD GTY)
5.000%, 06/15/37	500	555,933
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	965	984,134
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	254,864
5.000%, 01/01/32	340	357,134
	Face Amount	Value†
	(000)
OREGON — (Continued)
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	$1,385,547
4.000%, 06/15/34	260	263,374
4.000%, 06/15/40	400	388,002
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	665	665,128
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	513,671
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	60,659
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	974,613
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	659,405
Metro (GO)
5.000%, 06/01/28	230	239,843
5.000%, 06/01/33	1,065	1,192,431
4.000%, 06/01/40	500	502,278
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,129,952
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/27	585	596,600
5.000%, 06/15/41	345	373,547
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/37	400	405,654
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/27	465	474,341
5.000%, 06/15/28	390	406,447
5.000%, 06/15/29	905	960,336
5.000%, 06/15/30	1,500	1,616,469
5.000%, 06/15/32	425	468,998
Oregon City School District No. 62 (GO) (SCH BD GTY) Series B
5.000%, 06/15/44	350	374,078

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	$453,733
Oregon State Facilities Authority (RB) Series A
5.000%, 04/01/33	500	536,424
Oregon State Facilities Authority (RB) Series B
2.950%, 08/01/34	2,295	2,295,000
Oregon State Lottery (RB) Series A
5.000%, 04/01/28	635	659,696
5.000%, 04/01/32	215	218,002
5.000%, 04/01/42	1,000	1,063,198
5.000%, 04/01/43	1,685	1,773,750
Oregon State University (RB)
5.000%, 04/01/36	1,500	1,692,908
5.000%, 04/01/37	315	351,617
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	195	203,296
Portland Community College District (GO)
5.000%, 06/15/31	475	475,558
5.000%, 06/15/33	1,165	1,166,292
5.000%, 06/15/38	250	270,680
Rockwood Water People's Utility District (RB)
5.000%, 06/15/42	330	348,544
5.000%, 06/15/44	275	289,376
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	350,264
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	600	621,062
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,370	1,397,877
State of Oregon (GO) Series A
5.000%, 05/01/27	75	76,288
5.000%, 05/01/30	410	441,054
5.000%, 05/01/32	1,200	1,322,585
5.000%, 05/01/36	210	229,723
4.000%, 05/01/37	220	220,560
5.000%, 05/01/37	699	760,288
4.000%, 05/01/38	250	249,513
5.000%, 05/01/38	799	864,150
5.000%, 05/01/40	1,274	1,383,566
5.000%, 05/01/41	355	378,190
5.000%, 05/01/42	270	284,724
5.000%, 05/01/43	270	285,439
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.250%, 05/01/43	925	$1,004,985
5.250%, 05/01/44	75	81,089
State of Oregon (GO) Series C
5.000%, 06/01/29	2,600	2,758,732
5.000%, 06/01/31	870	885,611
5.000%, 06/01/32	2,000	2,206,199
5.000%, 06/01/35	1,400	1,421,660
5.000%, 06/01/41	250	264,297
5.250%, 06/01/44	60	65,414
State of Oregon (GO) Series D
5.000%, 06/01/28	985	1,025,520
5.000%, 06/01/39	200	214,996
State of Oregon (GO) Series F
5.000%, 08/01/33	875	976,702
State of Oregon (GO) Series G
5.000%, 12/01/33	1,015	1,021,915
5.000%, 08/01/41	350	373,464
State of Oregon (GO) Series J
5.000%, 11/01/29	510	544,795
State of Oregon (GO) Series N
5.000%, 05/01/34	540	570,909
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,500	1,510,071
5.000%, 11/15/31	1,675	1,843,798
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/26)	390	390,695
5.000%, 09/01/30	2,200	2,381,512
5.000%, 09/01/34	890	963,773
3.250%, 10/01/34	420	401,902
5.000%, 09/01/37	350	393,601
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	424,477
University of Oregon (RB) Series A
5.000%, 04/01/45	1,250	1,331,933
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/27	175	178,546
5.000%, 06/15/41	410	441,376

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/35	350	$367,119
5.000%, 06/15/36	360	376,505
5.000%, 06/15/40	190	196,402
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	345	351,839
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	630	642,874
5.000%, 06/15/30	360	387,953
5.000%, 06/15/37	1,000	1,111,062
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	940	959,209
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/35	345	$350,558
Washington County Clean Water Services (RB)
5.000%, 10/01/27	605	621,050
5.000%, 10/01/28	440	461,798
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	546,579
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	424,869
TOTAL MUNICIPAL BONDS (Cost $101,171,199)		100,276,123
TOTAL INVESTMENTS — (100.0%)
(Cost $101,171,199)^^		$100,276,123
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$100,276,123	—	$100,276,123
Total Investments in Securities	—	$100,276,123	—	$100,276,123

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.6%)
Government National Mortgage Association, TBA
	5.500%, 08/01/56 TBA		2,065	$2,051,339
	6.000%, 08/01/56 TBA		3,495	3,552,001
Uniform Mortgage-Backed Security, TBA
	2.000%, 08/01/56 TBA		6,219	4,843,046
	2.500%, 08/01/56 TBA		7,746	6,314,115
	3.500%, 08/01/56		2,203	1,954,044
	6.000%, 08/01/56 TBA		7,241	7,320,736
	6.500%, 08/01/56 TBA		3,263	3,363,821
TOTAL AGENCY OBLIGATIONS				29,399,102
BONDS — (83.4%)
AUSTRALIA — (3.9%)
Commonwealth Bank of Australia
(r)	3M Swap + 0.950%, FRN, 5.404%, 08/17/28	AUD	850	603,575
(r)Ω	SOFR + 0.630%, FRN, 4.284%, 03/27/29		900	903,202
(r)Ω	SOFR + 0.810%, FRN, 4.461%, 03/14/30		850	857,420
(r)Ω	SOFR + 0.780%, FRN, 4.435%, 10/01/30		1,300	1,313,340
(r)	SOFR + 0.780%, FRN, 4.435%, 10/01/30		100	101,026
Fortescue Treasury Pty. Ltd.
Ω	4.375%, 04/01/31		112	105,556
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28		800	804,031
National Australia Bank Ltd.
(r)Ω	SOFR + 0.530%, FRN, 4.181%, 12/13/28		300	300,273
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.680%, FRN, 4.336%, 01/13/31		1,200	$1,203,960
Ω	4.951%, 01/10/34		1,900	1,880,768
Norfina Ltd., 3M Swap + 0.980%, FRN
(r)	5.445%, 03/19/29	AUD	500	355,041
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	790	438,759
	4.750%, 09/15/36	AUD	2,050	1,349,125
Westpac Banking Corp., SOFR + 0.810%, FRN
(r)	4.472%, 04/16/29		3,000	3,021,688
TOTAL AUSTRALIA				13,237,764
CANADA — (12.1%)
Canadian National Railway Co.
	4.200%, 06/10/35	CAD	1,200	841,220
City of Montreal
	4.250%, 12/01/32	CAD	200	146,456
	4.250%, 09/01/33	CAD	200	145,894
	4.100%, 12/01/34	CAD	3,000	2,146,364
CPPIB Capital, Inc.
	1.500%, 03/04/33	EUR	1,400	1,434,827
	4.750%, 06/02/33	CAD	1,000	757,827
Province of Alberta
	3.950%, 06/01/35	CAD	6,500	4,640,068
Province of British Columbia
	4.150%, 06/18/34	CAD	1,900	1,382,378
	4.000%, 06/18/35	CAD	3,000	2,140,949
	3.400%, 05/24/39	EUR	1,500	1,642,445
Province of Manitoba
	3.800%, 06/02/33	CAD	3,200	2,289,318
	4.250%, 06/02/34	CAD	2,000	1,462,467
	3.800%, 06/02/36	CAD	1,500	1,042,740
	5.700%, 03/05/37	CAD	1,000	803,460
Province of Nova Scotia
	3.850%, 06/01/35	CAD	5,300	3,741,134
	3.900%, 06/01/36	CAD	1,300	910,941
Province of Ontario
(r)	1 day CAD Overnight Index + 0.41%, FRN, 2.705%, 11/19/30	CAD	400	286,570
	5.350%, 05/08/34	AUD	2,000	1,400,869
	4.150%, 06/02/34	CAD	850	619,815
	3.600%, 06/02/35	CAD	1,200	833,636
	5.600%, 06/02/35	CAD	1,400	1,122,497
	4.700%, 06/02/37	CAD	1,400	1,043,291
Province of Quebec
	4.450%, 09/01/34	CAD	300	222,022

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	4.000%, 09/01/35	CAD	3,600	$2,561,666
	5.000%, 12/01/38	CAD	400	301,650
	Province of Saskatchewan
	3.800%, 06/02/35	CAD	6,100	4,304,746
	PSP Capital, Inc.
	3.250%, 07/02/34	EUR	1,400	1,584,968
	Toronto-Dominion Bank
	3.129%, 08/03/32	EUR	500	556,647
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,140,002
	TOTAL CANADA			41,506,867
DENMARK — (1.0%)
DSV Finance BV
	3.375%, 11/06/32	EUR	200	225,239
	3.375%, 11/06/34	EUR	750	829,845
Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	650	727,647
	3.375%, 05/21/34	EUR	1,300	1,464,329
	TOTAL DENMARK			3,247,060
FINLAND — (0.7%)
	Nokia OYJ
	6.625%, 05/15/39		682	684,001
	Nordea Bank Abp, SOFR + 0.700%, FRN
(r)Ω	4.352%, 03/17/28		1,200	1,205,294
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	600	612,859
	TOTAL FINLAND			2,502,154
FRANCE — (5.4%)
	Abertis France SAS
	1.625%, 09/18/29	EUR	200	217,949
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	400	450,653
	Agence France Locale
	3.000%, 08/20/32	EUR	1,500	1,670,037
	AXA SA
	3.375%, 05/31/34	EUR	800	902,863
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,369,089
	0.625%, 02/21/31	EUR	600	602,259
	BNP Paribas SA
	1.250%, 07/13/31	GBP	400	444,619
	Bpifrance SACA
	3.375%, 05/25/34	EUR	1,200	1,340,768
	Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	200	220,267
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Caisse des Depots et Consignations
	3.125%, 05/25/33	EUR	1,500	$1,674,952
	3.125%, 05/25/35	EUR	1,700	1,851,360
	Caisse Francaise de Financement Local SA
	3.125%, 07/20/33	EUR	2,700	3,034,159
	Credit Agricole SA
	4.375%, 11/27/33	EUR	100	118,346
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	409,011
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,298,052
	L'Oreal SA
	3.375%, 01/19/36	EUR	1,000	1,116,890
	LVMH Moet Hennessy Louis Vuitton SE
	3.000%, 03/07/32	EUR	200	224,833
	Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	800	838,513
	Region of Ile de France
	1.375%, 06/20/33	EUR	500	497,451
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	83,259
	TOTAL FRANCE			18,365,330
GERMANY — (2.4%)
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		450	438,620
	BMW International Investment BV
	3.500%, 01/22/33	EUR	100	112,827
	Deutsche Bahn AG
	1.625%, 08/16/33	EUR	400	409,227
	Sartorius Finance BV
	4.875%, 09/14/35	EUR	500	599,060
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	900	1,013,494
	3.000%, 09/08/33	EUR	2,500	2,787,884
	3.625%, 05/27/36	EUR	500	567,989
	3.375%, 02/22/37	EUR	200	219,965
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	926,960
	Vonovia SE
	4.000%, 11/12/36	EUR	200	221,703
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	1,030,050
	TOTAL GERMANY			8,327,779

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

ITALY — (0.7%)
Telecom Italia Capital SA
	7.200%, 07/18/36		800	$862,784
	7.721%, 06/04/38		400	447,454
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	1,041,878
	TOTAL ITALY			2,352,116
JAPAN — (4.7%)
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	161,000	944,274
	1.400%, 09/20/34	JPY	205,000	1,180,549
	1.200%, 09/20/35	JPY	394,000	2,180,502
	1.000%, 12/20/35	JPY	510,000	2,751,798
	0.400%, 03/20/36	JPY	370,000	1,865,337
	0.600%, 09/20/37	JPY	20,000	97,732
	0.600%, 12/20/37	JPY	349,000	1,691,248
	0.500%, 12/20/41	JPY	207,600	852,229
	JT International Financial Services BV
	3.625%, 04/11/34	EUR	120	134,270
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,688,134
	Mizuho Financial Group, Inc.
	2.096%, 04/08/32	EUR	400	422,019
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,158,683
	ORIX Corp.
	3.447%, 10/22/31	EUR	1,000	1,134,678
	TOTAL JAPAN			16,101,453
LUXEMBOURG — (0.8%)
	ArcelorMittal SA
	3.500%, 12/13/31	EUR	200	227,632
JAB Holdings BV
	5.000%, 06/12/33	EUR	300	364,211
	4.375%, 04/25/34	EUR	900	1,049,870
	SELP Finance SARL
	3.750%, 01/16/32	EUR	1,000	1,138,678
	TOTAL LUXEMBOURG			2,780,391
NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
(r)	3M Swap + 0.910%, FRN, 5.382%, 07/17/29	AUD	600	425,601
(r)	SOFR + 0.890%, FRN, 4.552%, 10/17/29		600	605,209
#	5.119%, 06/09/36		1,000	974,719
	CTP NV
	4.250%, 03/10/35	EUR	100	112,696
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
Enexis Holding NV
3.250%, 04/09/33	EUR	2,076	$2,332,198
TOTAL NETHERLANDS			4,450,423
NEW ZEALAND — (2.6%)
New Zealand Government Bonds
2.000%, 05/15/32	NZD	4,100	2,132,344
3.500%, 04/14/33	NZD	3,500	1,955,066
4.250%, 05/15/34	NZD	4,600	2,665,517
2.750%, 04/15/37	NZD	2,750	1,347,244
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	1,300	714,996
4.750%, 05/15/34	NZD	300	177,322
TOTAL NEW ZEALAND			8,992,489
NORWAY — (0.8%)
Aker BP ASA
4.000%, 05/29/32	EUR	900	1,036,258
Equinor ASA
1.375%, 05/22/32	EUR	800	817,708
1.625%, 11/09/36	EUR	500	461,925
Kommunalbanken AS
5.250%, 04/18/34	AUD	700	488,447
TOTAL NORWAY			2,804,338
SPAIN — (0.9%)
Iberdrola Finanzas SA
5.250%, 10/31/36	GBP	300	384,606
Mapfre SA
3.625%, 01/20/36	EUR	1,000	1,113,287
Telefonica Emisiones SA
3.724%, 01/23/34	EUR	400	447,380
3.941%, 06/25/35	EUR	500	557,451
4.055%, 01/24/36	EUR	500	559,165
TOTAL SPAIN			3,061,889
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
European Financial Stability Facility
1.250%, 05/24/33	EUR	600	606,903
0.875%, 04/10/35	EUR	900	839,667
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,446,570
SWEDEN — (0.6%)
Investor AB
5.500%, 05/05/37	GBP	850	1,129,881

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
	Swedbank AB, SOFR + 1.030%, FRN
(r)Ω	4.666%, 11/20/29		860	$870,127
	TOTAL SWEDEN			2,000,008
SWITZERLAND — (0.7%)
	Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	300	334,755
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,871,122
	0.625%, 02/24/33	EUR	200	188,062
	TOTAL SWITZERLAND			2,393,939
UNITED KINGDOM — (2.6%)
	Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		1,000	1,006,192
	Barclays PLC
	3.250%, 01/17/33	GBP	600	700,962
BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	553,646
	4.125%, 04/12/32	EUR	200	232,781
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	800	827,189
	CK Hutchison Europe Finance 21 Ltd.
	1.000%, 11/02/33	EUR	1,000	942,917
	GlaxoSmithKline Capital PLC
	1.625%, 05/12/35	GBP	220	215,952
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	1,200	1,339,758
	LCR Finance PLC
	4.500%, 12/07/38	GBP	65	79,878
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	677,294
	Segro PLC
	3.500%, 09/24/32	EUR	200	225,764
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,363,199
	Standard Chartered PLC
	4.375%, 01/18/38	GBP	350	405,156
	U.K. Gilts
	0.625%, 07/31/35	GBP	200	184,883
	Vodafone Group PLC
	6.150%, 02/27/37		71	73,238
	TOTAL UNITED KINGDOM			8,828,809
UNITED STATES — (41.8%)
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	140,298
#	3.500%, 03/15/32		270	236,343
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Aetna, Inc.
	4.125%, 11/15/42		400	$306,929
	Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	1,000	1,154,648
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,448,213
	Ally Financial, Inc.
	8.000%, 11/01/31		300	331,065
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.151%, 11/15/28		458	460,242
	3.000%, 05/06/33	EUR	1,371	1,519,341
	4.000%, 05/15/33	CAD	1,000	710,625
	2.822%, 05/16/33	JPY	160,000	993,909
	3.125%, 11/06/34	EUR	1,000	1,096,576
Altria Group, Inc.
	5.800%, 02/14/39		1,000	987,141
	3.400%, 02/04/41		1,000	741,337
Amazon.com, Inc.
	4.550%, 03/13/33		2,615	2,526,421
	4.350%, 03/20/33		338	322,753
	5.100%, 07/09/33		248	245,696
	4.800%, 12/05/34		271	263,954
	3.700%, 03/16/35	EUR	800	902,823
	American Assets Trust LP
	3.375%, 02/01/31		1,000	906,735
	American Honda Finance Corp.
	3.950%, 03/19/32	EUR	300	344,890
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	498,719
	APA Corp.
	4.750%, 04/15/43		895	706,615
	Apache Corp.
	6.000%, 01/15/37		500	492,774
	Ashland, Inc.
#Ω	3.375%, 09/01/31		400	363,964
	Assurant, Inc.
	2.650%, 01/15/32		1,000	869,096
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,030,562
Automatic Data Processing, Inc.
#	4.450%, 09/09/34		55	52,719
	5.000%, 05/07/36		2,000	1,948,721
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,309,696
	3.850%, 03/01/32		500	462,949
	Ball Corp.
	5.500%, 09/15/33		1,300	1,291,588
	Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.295%, 01/22/30		1,200	1,199,750
Bath & Body Works, Inc.
#	6.875%, 11/01/35		800	808,899

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
6.750%, 07/01/36		250	$247,237
Berkshire Hathaway Finance Corp.
2.375%, 06/19/39	GBP	600	547,176
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	410,000	2,318,573
0.472%, 01/23/32	JPY	200,000	1,104,198
1.585%, 04/16/40	JPY	100,000	474,963
Blackrock, Inc.
5.000%, 03/14/34		1,129	1,119,334
4.900%, 01/08/35		3,000	2,943,252
3.750%, 07/18/35	EUR	1,000	1,143,146
Block, Inc.
3.500%, 06/01/31		1,500	1,367,599
Blue Owl Finance LLC
6.250%, 04/18/34		500	484,185
Boardwalk Pipelines LP
3.600%, 09/01/32		100	91,585
Boston Properties LP
5.750%, 01/15/35		1,000	992,659
Broadcom, Inc.
2.600%, 02/15/33		1,000	842,262
3.187%, 11/15/36		150	119,322
Broadstone Net Lease LLC
2.600%, 09/15/31		1,504	1,322,605
Buckeye Partners LP
5.850%, 11/15/43		700	621,477
Camden Property Trust
4.900%, 02/28/36		1,000	955,387
Capital One Financial Corp.
1.650%, 06/12/29	EUR	373	407,653
Capital One NA
4.650%, 09/13/28		200	200,039
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	1,080,080
CF Industries, Inc.
4.950%, 06/01/43		500	437,265
Chevron USA, Inc., SOFR + 0.820%, FRN
(r) 4.481%, 10/15/30		800	806,221
Cigna Group
3.200%, 03/15/40		1,100	832,573
Cincinnati Financial Corp.
6.125%, 11/01/34		721	742,338
Cisco Systems, Inc.
5.900%, 02/15/39		1,000	1,032,552
Colgate-Palmolive Co.
1.375%, 03/06/34	EUR	300	294,448
Comcast Corp.
1.875%, 02/20/36	GBP	350	330,445
Conagra Brands, Inc.
# 5.750%, 08/01/35		600	595,478
5.300%, 11/01/38		200	184,660
ConocoPhillips
6.500%, 02/01/39		300	324,441
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Cornell University
	4.733%, 06/15/35		215	$207,408
CVS Health Corp.
	6.125%, 09/15/39		1,000	1,016,392
	4.125%, 04/01/40		500	414,662
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		650	601,103
	Devon Energy Corp.
	5.600%, 07/15/41		1,000	959,541
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	983,926
Dow Chemical Co.
#	5.650%, 03/15/36		800	786,590
	5.250%, 11/15/41		500	443,294
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	262,290
	DPL LLC
	4.350%, 04/15/29		1,500	1,460,944
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	875,706
Eli Lilly & Co.
#	4.700%, 02/09/34		282	275,911
	4.600%, 08/14/34		93	90,022
	5.100%, 02/12/35		100	99,629
	Energy Transfer LP
	6.500%, 02/01/42		1,000	1,024,530
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	5,290	5,227,798
	1.408%, 06/26/39	EUR	2,700	2,232,998
	F&G Annuities & Life, Inc.
#	6.250%, 10/04/34		900	870,922
	Flowserve Corp.
	2.800%, 01/15/32		2,000	1,751,629
Ford Motor Credit Co. LLC
	7.122%, 11/07/33		600	631,928
	6.500%, 02/07/35		400	404,582
	Fox Corp.
	5.476%, 01/25/39		500	474,748
	Gartner, Inc.
#	5.600%, 11/20/35		1,000	940,714
	GATX Corp.
	3.500%, 06/01/32		500	457,911
	General Mills, Inc.
	3.850%, 04/23/34	EUR	1,200	1,361,768
General Motors Co.
	5.150%, 04/01/38		500	465,832
	6.250%, 10/02/43		1,000	973,696
	GLP Capital LP/GLP Financing II, Inc.
	4.000%, 01/15/30		200	190,889
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	205,664

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	HA Sustainable Infrastructure Capital, Inc.
	6.750%, 07/15/35		600	$613,035
	HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		600	556,689
HCA, Inc.
	7.500%, 11/06/33		117	130,030
	4.375%, 03/15/42		1,000	821,880
	HNI Corp.
Ω	5.125%, 01/18/29		700	688,212
Huntsman International LLC
	2.950%, 06/15/31		1,000	891,418
	5.700%, 10/15/34		300	281,237
Intel Corp.
	4.600%, 03/25/40		800	691,967
	5.625%, 02/10/43		700	646,271
	Interstate Power & Light Co.
	5.700%, 10/15/33		1,595	1,620,901
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	744,611
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	888,181
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	763,142
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	259,893
	Johnson & Johnson
	3.050%, 02/26/33	EUR	200	224,957
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	535,388
	KB Home
	4.000%, 06/15/31		1,500	1,385,544
	Kemper Corp.
	3.800%, 02/23/32		1,000	891,685
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,313,068
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	109,252
	6.375%, 03/01/41		500	514,809
Kraft Heinz Foods Co.
	6.875%, 01/26/39		400	427,749
	4.625%, 10/01/39		1,200	1,038,051
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		1,775	1,238,395
	Las Vegas Sands Corp.
	6.200%, 08/15/34		500	504,897
	Liberty Mutual Group, Inc.
Ω	3.875%, 09/26/35	EUR	1,000	1,118,535
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	LYB International Finance III LLC
	3.375%, 10/01/40		1,500	$1,078,674
Mastercard, Inc.
	4.875%, 05/09/34		149	146,888
	4.550%, 01/15/35		1,300	1,245,238
	Merck & Co., Inc.
	4.950%, 09/15/35		2,000	1,950,923
	MGM Resorts International
	4.625%, 09/01/26		350	349,854
	Micron Technology, Inc.
	3.366%, 11/01/41		500	371,076
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	924,713
Ω	3.875%, 05/15/32		250	223,557
	Morgan Stanley
	6.375%, 07/24/42		150	156,419
	MPLX LP
	4.500%, 04/15/38		1,000	885,365
	Nestle Capital Corp.
	4.750%, 03/22/36	GBP	1,420	1,794,884
	Nestle Finance International Ltd.
	3.750%, 11/14/35	EUR	1,546	1,787,269
	Nordstrom, Inc.
	5.000%, 01/15/44		1,100	791,995
	NOV, Inc.
	3.950%, 12/01/42		1,000	755,871
	Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.148%, 11/05/28		300	300,900
	NVIDIA Corp.
#	4.950%, 06/15/36		1,200	1,148,183
	ONEOK Partners LP
	6.200%, 09/15/43		1,100	1,087,846
Oracle Corp.
	6.125%, 07/08/39		600	547,566
	3.600%, 04/01/40		875	605,338
Paramount Global
	4.950%, 01/15/31		200	183,280
#	6.875%, 04/30/36		700	639,825
	Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	804,523
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	913,714
Plains All American Pipeline LP/PAA Finance Corp.
	6.700%, 05/15/36		200	213,547
	6.650%, 01/15/37		500	531,682
	PPG Industries, Inc.
	3.250%, 03/04/32	EUR	100	111,900
	Principal Financial Group, Inc.
	6.050%, 10/15/36		147	152,672

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	$483,472
Public Storage Operating Co.
	0.875%, 01/24/32	EUR	200	197,446
Realty Income Corp.
	5.125%, 07/06/34	EUR	1,500	1,834,464
Roche Holdings, Inc.
Ω	4.985%, 03/08/34		300	297,651
Rockies Express Pipeline LLC
Ω	6.875%, 04/15/40		1,150	1,156,540
RTX Corp.
	4.500%, 06/01/42		500	430,926
Sabra Health Care LP
	3.200%, 12/01/31		900	808,204
Seagate Data Storage Technology Pte. Ltd.
	4.125%, 01/15/31		500	473,125
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	819,665
Shell Finance U.S., Inc.
	6.375%, 12/15/38		1,000	1,063,944
	4.550%, 08/12/43		2,500	2,123,352
Shell International Finance BV
	1.875%, 04/07/32	EUR	390	411,867
	1.250%, 11/11/32	EUR	190	190,872
Spectra Energy Partners LP
	4.500%, 03/15/45		1,000	809,271
Stellantis Finance U.S., Inc.
#Ω	6.450%, 03/18/35		1,000	973,611
Tapestry, Inc.
	3.050%, 03/15/32		300	269,030
TD SYNNEX Corp.
	5.300%, 10/10/35		900	860,963
Texas Instruments, Inc.
	5.100%, 05/23/35		1,300	1,279,202
T-Mobile USA, Inc.
	6.700%, 12/15/33		200	214,539
Verizon Communications, Inc.
	5.000%, 01/15/36		900	853,703
VF Corp.
	6.000%, 10/15/33		600	587,385
Viatris, Inc.
	3.850%, 06/22/40		1,500	1,147,321
Visa, Inc.
	3.125%, 05/15/33	EUR	3,100	3,476,938
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.375%, 06/15/34	EUR	300	$316,804
Vontier Corp.
2.950%, 04/01/31		665	600,445
Walmart, Inc.
5.250%, 09/28/35	GBP	2,476	3,295,920
4.875%, 07/08/40		284	268,198
Wells Fargo & Co.
4.625%, 11/02/35	GBP	1,500	1,862,488
Western Midstream Operating LP
5.450%, 04/01/44		1,000	881,720
WP Carey, Inc.
4.250%, 07/23/32	EUR	300	348,416
TOTAL UNITED STATES			143,273,152
TOTAL BONDS			285,672,531
U.S. TREASURY OBLIGATIONS — (5.4%)
U.S. Treasury Inflation-Indexed Notes
1.625%, 10/15/27		905	896,930
1.250%, 04/15/28		7,987	7,829,149
U.S. Treasury Notes
(r) 3M USTMMR + 0.190%, FRN, 4.042%, 10/31/27		1,200	1,202,356
(r) 3M USTMMR + 0.099%, FRN, 3.951%, 01/31/28		900	900,965
3.875%, 03/31/28		1,200	1,192,641
3.750%, 04/30/28		1,250	1,239,355
4.000%, 05/31/28		2,500	2,488,281
3.625%, 12/31/30		3,100	3,002,883
TOTAL U.S. TREASURY OBLIGATIONS			18,752,560
TOTAL INVESTMENT SECURITIES (Cost $344,832,108)			333,824,193

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	757,980	8,767,558
TOTAL INVESTMENTS — (100.0%)
(Cost $353,598,765)^^			$342,591,751

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of July 31, 2026, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,526,010	CAD	2,114,324	Citibank, N.A.	08/07/26	$17,582
USD	2,805,373	AUD	3,932,646	Australia and New Zealand Bank	08/10/26	38,436
CAD	506,748	USD	360,735	Citibank, N.A.	08/10/26	842
AUD	88,708	USD	62,019	Citibank, N.A.	08/10/26	394
AUD	1,655,155	USD	1,155,159	HSBC Bank	08/10/26	9,377
USD	8,919,862	CAD	12,345,869	Societe Generale	08/10/26	110,802
USD	1,286,171	CAD	1,787,064	Societe Generale	08/11/26	11,006
USD	5,950,985	CAD	8,267,430	Citibank, N.A.	08/12/26	51,486
USD	2,390,852	CAD	3,338,699	Societe Generale	08/17/26	7,903
USD	9,312,655	EUR	8,017,492	Citibank, N.A.	08/21/26	61,068
EUR	1,140,056	USD	1,305,363	Citibank, N.A.	08/21/26	10,176
EUR	958,666	USD	1,097,838	Citibank, N.A.	08/24/26	8,523
NZD	181,945	USD	105,995	Citibank, N.A.	08/24/26	1,247
AUD	192,923	USD	134,889	Citibank, N.A.	08/24/26	813
NZD	158,135	USD	91,656	Citibank, N.A.	08/28/26	1,563
EUR	2,317,872	USD	2,655,239	Citibank, N.A.	08/31/26	20,476
EUR	1,194,544	USD	1,360,233	Citibank, N.A.	09/01/26	18,784
EUR	378,517	USD	436,629	Citibank, N.A.	09/08/26	463
USD	316,541	GBP	234,507	Citibank, N.A.	09/18/26	491
GBP	281,449	USD	376,637	Citibank, N.A.	10/06/26	2,680
JPY	29,395,119	USD	182,049	Citibank, N.A.	10/08/26	3,656
AUD	1,424,963	USD	995,673	Australia and New Zealand Bank	10/09/26	5,876
Total Appreciation						$383,644
USD	1,137,378	NZD	1,982,347	Citibank, N.A.	08/13/26	$(30,656)
USD	1,198,065	NZD	2,057,008	Citibank, N.A.	08/17/26	(14,111)
USD	10,612,028	EUR	9,289,670	Bank of New York Mellon	08/24/26	(108,835)
USD	134,909	AUD	192,923	Citibank, N.A.	08/24/26	(793)
USD	224,969	NZD	394,932	Citibank, N.A.	08/24/26	(7,811)
USD	1,175,605	NZD	2,048,778	HSBC Bank	08/24/26	(31,985)
USD	1,383,873	NZD	2,363,710	Citibank, N.A.	08/25/26	(9,387)
USD	1,136,291	NZD	1,961,778	Citibank, N.A.	08/26/26	(20,091)
USD	1,342,886	NZD	2,375,844	Citibank, N.A.	08/28/26	(57,658)
USD	11,104,538	EUR	9,714,554	Australia and New Zealand Bank	08/31/26	(109,790)
USD	11,028,041	EUR	9,661,650	Australia and New Zealand Bank	09/01/26	(125,658)
USD	6,627,322	EUR	5,792,678	UBS AG	09/04/26	(60,718)
USD	10,696,979	EUR	9,346,413	UBS AG	09/08/26	(95,783)
USD	8,183,034	EUR	7,139,260	UBS AG	09/09/26	(61,343)
USD	9,041,773	EUR	7,907,483	Australia and New Zealand Bank	09/10/26	(90,103)
USD	9,364,643	EUR	8,176,657	Citibank, N.A.	09/11/26	(78,455)
USD	1,415,181	NZD	2,436,200	Citibank, N.A.	09/14/26	(21,643)
USD	8,199,783	EUR	7,158,157	UBS AG	09/14/26	(68,038)
USD	6,720,642	GBP	5,016,780	Citibank, N.A.	09/15/26	(40,570)
USD	1,085,740	AUD	1,566,733	Citibank, N.A.	09/23/26	(15,737)
USD	4,614,023	JPY	740,504,170	Australia and New Zealand Bank	09/24/26	(58,861)
USD	845,745	CAD	1,196,547	Citibank, N.A.	09/25/26	(9,743)
USD	2,827,008	CAD	4,011,272	Societe Generale	09/25/26	(40,909)
USD	1,291,812	AUD	1,876,354	Australia and New Zealand Bank	10/01/26	(27,169)
USD	9,572,507	CAD	13,547,988	Royal Bank of Canada	10/02/26	(116,897)
USD	173,729	JPY	28,037,156	Citibank, N.A.	10/06/26	(3,369)
USD	2,168,448	JPY	349,406,902	Societe Generale	10/06/26	(38,591)
USD	7,181,585	GBP	5,381,949	State Street Bank and Trust	10/06/26	(71,836)
USD	4,963,944	JPY	800,615,853	Societe Generale	10/08/26	(93,977)
USD	2,089,624	AUD	3,019,091	Australia and New Zealand Bank	10/09/26	(32,374)
USD	4,685,003	JPY	755,269,138	Australia and New Zealand Bank	10/15/26	(89,113)
USD	1,973,035	CAD	2,760,414	Citibank, N.A.	10/19/26	(2,738)

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	152,626	GBP	114,799	Citibank, N.A.	10/27/26	$(2,096)
Total (Depreciation)						$(1,636,838)
Total Appreciation (Depreciation)						$(1,253,194)
As of July 31, 2026, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	$16,276	$16,276
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	615,539	615,539
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	134,557	134,557
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	1,135	1,135
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,411,006	4,411,006
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	65,372	65,372
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	286,400	286,400
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	99,362	99,362
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	174,309	174,309
Citibank, N.A.	2.520%	Fixed	CPI	Maturity	USD	8,000,000	04/16/33	—	—	60,289	60,289
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	116,851	116,851
Citibank, N.A.	2.447%	Fixed	CPI	Maturity	USD	7,000,000	01/21/36	—	—	65,609	65,609
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	334,543	334,543
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	427,411	427,411
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	425,117	425,117
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	373,807	373,807
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	567,510	567,510
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	37,030	37,030
Deutsche Bank AG, London Branch	2.557%	Fixed	CPI	Maturity	USD	11,000,000	09/17/33	—	—	54,111	54,111
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	3,328	3,328
Deutsche Bank AG, London Branch	2.477%	Fixed	CPI	Maturity	USD	6,000,000	06/27/34	—	—	63,975	63,975
Deutsche Bank AG, London Branch	2.430%	Fixed	CPI	Maturity	USD	15,000,000	11/21/32	—	—	185,411	185,411
Deutsche Bank AG, London Branch	2.429%	Fixed	CPI	Maturity	USD	7,000,000	02/23/38	—	—	80,127	80,127

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	2.403%	Fixed	CPI	Maturity	USD	7,000,000	02/23/33	—	—	$105,917	$105,917
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	211,198	211,198
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	129,465	129,465
Morgan Stanley and Co. International	2.502%	Fixed	CPI	Maturity	USD	9,000,000	05/19/33	—	—	76,757	76,757
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	111,205	111,205
Morgan Stanley and Co. International	2.415%	Fixed	CPI	Maturity	USD	9,000,000	05/06/35	—	—	119,558	119,558
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	301,818	301,818
Total Appreciation										$9,654,993	$9,654,993
Citibank, N.A.	2.645%	Fixed	CPI	Maturity	USD	9,000,000	02/14/35	—	—	(32,053)	(32,053)
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	2,000,000	07/12/27	—	—	(61,186)	(61,186)
Deutsche Bank AG, London Branch	2.504%	Fixed	CPI	Maturity	USD	8,000,000	06/08/36	—	—	(6,589)	(6,589)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(90,630)	(90,630)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(65,235)	(65,235)
Total (Depreciation)										$(255,693)	$(255,693)
Total Appreciation (Depreciation)										$9,399,300	$9,399,300
As of July 31, 2026, the value of Rule 144A securities amounted to $20,046,309 or 6.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$29,399,102	—	$29,399,102
Bonds
Australia	—	13,237,764	—	13,237,764
Canada	—	41,506,867	—	41,506,867
Denmark	—	3,247,060	—	3,247,060
Finland	—	2,502,154	—	2,502,154
France	—	18,365,330	—	18,365,330
Germany	—	8,327,779	—	8,327,779
Italy	—	2,352,116	—	2,352,116
Japan	—	16,101,453	—	16,101,453
Luxembourg	—	2,780,391	—	2,780,391

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$4,450,423	—	$4,450,423
New Zealand	—	8,992,489	—	8,992,489
Norway	—	2,804,338	—	2,804,338
Spain	—	3,061,889	—	3,061,889
Supranational Organization Obligations	—	1,446,570	—	1,446,570
Sweden	—	2,000,008	—	2,000,008
Switzerland	—	2,393,939	—	2,393,939
United Kingdom	—	8,828,809	—	8,828,809
United States	—	143,273,152	—	143,273,152
U.S. Treasury Obligations	—	18,752,560	—	18,752,560
Securities Lending Collateral	—	8,767,558	—	8,767,558
Total Investments in Securities	—	$342,591,751	—	$342,591,751
Financial Instruments
Assets
Forward Currency Contracts**	—	383,644	—	383,644
Swap Agreements**	—	9,654,993	—	9,654,993
Liabilities
Forward Currency Contracts**	—	(1,636,838)	—	(1,636,838)
Swap Agreements**	—	(255,693)	—	(255,693)
Total Financial Instruments	—	$8,146,106	—	$8,146,106
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
	Allos SA	73,784	$394,309
	Allpark Empreendimentos Participacoes e Servicos SA	12,900	11,172
	Alupar Investimento SA	28,239	181,718
#	Ambev SA (ABEV US), ADR	51,184	159,182
	Ambev SA (ABEV3 BZ)	131,500	414,800
*	Auren Energia SA	56,607	122,613
	Axia Energia SA	104,479	1,088,660
	B3 SA - Brasil Bolsa Balcao	209,438	649,904
	Banco Bradesco SA (BBDC3 BZ)	56,130	177,055
	Banco BTG Pactual SA	42,551	476,786
	Banco do Brasil SA	106,824	449,916
	Banco Santander Brasil SA	286,936	1,620,017
	BB Seguridade Participacoes SA	47,173	383,961
	Bemobi Mobile Tech SA	9,369	43,988
*	Blau Farmaceutica SA	17,550	29,774
	Boa Safra Sementes SA	14,900	16,196
	BR Advisory Partners Participacoes SA	15,300	43,403
	Bradsaude SA	174,520	548,092
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	11,400	42,819
	Brava Energia	74,251	290,025
	C&A Modas SA	68,553	127,662
	Caixa Seguridade Participacoes SA	19,031	76,024
	Cia Brasileira de Aluminio	79,642	174,079
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	67,492	367,830
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	144,382	788,965
		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento de Minas Gerais Copasa MG	56,100	$710,166
	Cia De Saneamento do Parana Sanepar (SAPR3 BZ)	49,000	77,814
	Cia De Sanena Do Parana (SAPR11 BZ)	68,000	486,007
	Cia Energetica de Minas Gerais (CMIG3 BZ)	64,213	206,985
	Cia Paranaense de Energia - Copel CPLE3 BZ	228,229	667,693
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	172,900	165,084
	Cogna Educacao SA	786,673	353,829
	Construtora Tenda SA	17,200	102,912
	CPFL Energia SA	15,869	144,441
	Cruzeiro do Sul Educacional SA	100,500	89,216
	CSU Digital SA	7,400	20,729
	Cury Construtora e Incorporadora SA	43,181	256,318
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,300	271,069
Ω	Desktop SA	31,000	113,747
*	Dexco SA	107,300	107,953
*	Diagnosticos da America SA	138,964	71,550
	Dimed SA Distribuidora da Medicamentos	32,800	76,676
	Direcional Engenharia SA	88,863	198,967
	EcoRodovias Infraestrutura e Logistica SA	49,672	67,906
	Embraer SA	17,800	305,109
	Empreendimentos Pague Menos SA PGMN3 BZ	108,500	68,065
	Energisa SA	45,230	444,435
*	Eneva SA	116,924	606,861
	Engie Brasil Energia SA	32,734	192,433
	Equatorial SA	152,071	1,159,773
	Even Construtora e Incorporadora SA	45,200	43,068

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	44,051	$96,199
	Fleury SA	69,497	234,985
	Fras-Le SA	15,390	64,272
	Gerdau SA, Sponsored ADR	165,369	820,230
	Guararapes Confeccoes SA	63,285	99,251
*	Hidrovias do Brasil SA	111,150	68,850
	Hypera SA HYPE3 BZ	96,154	403,459
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	21,098	60,974
	Irani Papel e Embalagem SA	35,400	56,636
	IRB-Brasil Resseguros SA	18,115	200,332
	JBS NV, BDR	19,979	278,649
	JHSF Participacoes SA	170,776	372,603
	JSL SA	33,800	37,340
	Kepler Weber SA	42,500	53,490
	Klabin SA	234,793	845,304
	Lavvi Empreendimentos Imobiliarios SA	23,722	48,294
	Localiza Rent a Car SA	137,091	1,017,132
	LOG Commercial Properties e Participacoes SA	12,500	62,708
*	Log-in Logistica Intermodal SA	5,100	28,422
	Lojas Renner SA	252,303	676,903
Ω	LWSA SA	102,427	75,166
	M Dias Branco SA	16,521	55,894
	Mahle Metal Leve SA	11,700	73,582
	Marcopolo SA	65,648	63,457
	MBRF Global Foods Co. SA	140,550	486,324
*Ω	Meliuz SA	32,724	29,566
	Mills Locacao Servicos e Logistica SA	49,665	154,311
	Minerva SA	61,400	44,332
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,300	8,723
	Motiva Infraestrutura de Mobilidade SA	196,519	572,210
	Moura Dubeux Engenharia SA	22,425	109,313
	Movida Participacoes SA MOVI3 BZ	79,216	123,141
*	MRV Engenharia e Participacoes SA	78,176	73,100
		Shares	Value»
BRAZIL — (Continued)
	Multiplan Empreendimentos Imobiliarios SA	56,493	$313,494
*	Natura Cosmeticos SA	86,182	142,471
*	NU Holdings Ltd., Class A	79,038	1,132,615
	Oceanpact Servicos Maritimos SA	46,100	93,671
	Petroleo Brasileiro SA - Petrobras	532,302	5,149,599
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	114,293	1,960,125
	Porto Seguro SA	29,800	321,565
*	PRIO SA	91,834	1,102,374
	Qualicorp Consultoria e Corretora de Seguros SA	50,100	15,121
	Raia Drogasil SA	62,780	228,870
Ω	Rede D'Or Sao Luiz SA	30,917	211,270
	Rumo SA	18,876	53,770
	Sao Martinho SA	15,326	43,900
	Sendas Distribuidora SA (ASAI3 BZ)	306,115	513,297
Ω	Ser Educacional SA	56,800	136,029
	Simpar SA SIMH3 BZ	57,928	88,106
	SLC Agricola SA	35,538	93,802
	Smartfit Escola de Ginastica e Danca SA	58,861	228,749
	Suzano SA (SUZB3 BZ)	89,292	763,073
	Tegma Gestao Logistica SA	13,000	78,090
	Telefonica Brasil SA (VIV US), ADR	8,545	110,401
	Telefonica Brasil SA (VIVT3 BZ)	43,320	278,850
	TIM SA	131,895	505,552
	TOTVS SA	22,088	135,339
	Transmissora Alianca de Energia Eletrica SA	59,400	464,734
	Tres Tentos Agroindustrial SA	32,995	76,806
	Trisul SA	39,782	33,432
*	Tupy SA	8,500	26,359
	Ultrapar Participacoes SA (UGPA3 BZ)	132,626	864,699
	Unifique Telecomunicacoes SA	55,335	58,947
	Unipar Carbocloro SA	2,724	31,769

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	47,000	$60,267
	Vale SA (VALE US), Sponsored ADR	111,789	1,683,542
	Vale SA (VALE3 BZ)	183,800	2,765,802
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	92,627
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,885	61,860
	Vibra Energia SA	150,649	1,071,362
	Vivara Participacoes SA	31,200	136,515
	Vulcabras SA	26,510	72,797
	WEG SA	96,400	897,602
	Wiz Co.	30,400	50,075
	YDUQS Participacoes SA	70,567	114,986
TOTAL BRAZIL			45,347,222
CHILE — (0.7%)
	Administradora de Fondos de Pensiones Habitat SA	45,183	65,023
	Aguas Andinas SA, Class A	600,796	219,382
	Banco de Chile (BCH US), ADR	14,478	598,665
	Banco de Credito e Inversiones SA	7,383	531,243
	Banco Itau Chile SA	10,940	247,099
	Banco Santander Chile (BSAC US), ADR	10,081	348,904
	Banco Santander Chile (BSAN CI)	3,224,173	280,856
	Besalco SA	73,624	88,689
	BICECORP SA	263,942	113,838
*	CAP SA	18,766	119,671
	Cencosud SA	71,131	149,561
	Cencosud Shopping SA	70,209	176,325
	Cia Cervecerias Unidas SA (CCU CI)	32,121	186,041
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	2,514	28,886
		Shares	Value»
CHILE — (Continued)
	Cia Sud Americana de Vapores SA	4,318,663	$222,959
	Colbun SA	1,459,574	218,194
	Embotelladora Andina SA, ADR, Class B	11,505	345,725
	Empresa Nacional de Telecomunicaciones SA	79,020	308,516
	Empresas CMPC SA	34,635	39,301
	Empresas Copec SA	46,020	314,307
	Enel Americas SA (ENELAM CI)	1,119,005	105,901
	Enel Chile SA (ENELCHIL CI)	3,878,993	342,069
	Engie Energia Chile SA	110,864	219,641
	Falabella SA	44,542	297,793
	Forus SA	13,556	27,323
	Instituto de Diagnostico SA	5,827	15,556
	Inversiones La Construccion SA	14,859	346,803
	Latam Airlines Group SA LTM CI	17,898,107	476,256
#	Latam Airlines Group SA LTM US, ADR	774	40,836
	Multiexport Foods SA	50,860	15,043
	Parque Arauco SA	119,412	506,417
	Plaza SA	67,206	272,503
	Ripley Corp. SA	349,462	143,581
	Salfacorp SA	242,422	318,101
	Sigdo Koppers SA	25,113	44,428
	SMU SA	973,141	133,398
	Sociedad Matriz SAAM SA	1,151,508	166,493
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,590	173,686
	SONDA SA	203,531	68,409
	Veolia Inversiones Aguas del Gran Santiago Ltda	168,979	172,659
	Vina Concha y Toro SA	66,354	60,234
TOTAL CHILE			8,550,315
COLOMBIA — (0.3%)
	Almacenes Exito SA	63,781	95,014
	Banco de Bogota SA	668	8,206
	Celsia SA	86,859	137,927
	Cementos Argos SA	45,798	159,965
*	Corp. Financiera Colombiana SA	50,053	325,223
	Grupo Argos SA	44,277	237,172
	Grupo Cibest SA CIB US, ADR	7,328	677,987

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Cibest SA CIBEST CB	19,649	$556,895
	Grupo de Inversiones Suramericana SA	19,039	331,657
	Grupo Energia Bogota SA ESP	149,072	135,369
	Interconexion Electrica SA ESP	20,162	191,074
	Mineros SA	55,131	277,838
	Organizacion Terpel SA	24,821	140,035
	Promigas SA ESP	7,558	15,930
TOTAL COLOMBIA			3,290,292
CZECH REPUBLIC — (0.1%)
	CEZ AS	11,538	743,257
	Komercni Banka AS	7,055	353,313
Ω	Moneta Money Bank AS	35,374	323,993
	Philip Morris CR AS	169	151,085
TOTAL CZECH REPUBLIC			1,571,648
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	150,278	409,090
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	145,019	392,277
TOTAL EGYPT			801,367
GREECE — (0.8%)
	Aegean Airlines SA	9,883	139,042
*	Aktor SA Holding Co. Technical & Energy Projects	6,251	75,849
#	Allwyn AG	18,222	281,653
	Alpha Bank SA	121,677	603,363
#	Athens International Airport SA	11,555	140,820
	Athens Water Supply & Sewage Co. SA	7,308	96,082
	Autohellas Tourist & Trading SA	6,800	91,134
	Avax SA	13,716	53,896
	Bank of Greece	5,783	100,144
	Cenergy Holdings SA	8,430	210,546
	Ellaktor SA	14,339	21,137
	ElvalHalcor SA	15,104	65,614
	Eurobank SA	224,985	1,162,620
#	Fourlis Holdings SA	10,848	51,156
	GEK Terna SA	8,521	446,033
		Shares	Value»
GREECE — (Continued)
	Hellenic Telecommunications Organization SA	13,741	$317,130
	Helleniq Energy Holdings SA	32,951	492,930
	Holding Co. ADMIE IPTO SA	19,662	102,158
	Ideal Holdings SA	3,864	26,872
	Intracom Holdings SA	14,377	50,040
	Jumbo SA	18,577	519,108
	Kri-Kri Milk Industry SA	2,524	82,034
*	LAMDA Development SA	16,043	117,369
	Lavipharm SA	11,544	21,216
	Metlen Energy & Metals PLC	11,011	587,503
	Motor Oil Hellas Corinth Refineries SA	15,123	888,427
	National Bank of Greece SA	36,442	681,868
	Optima bank SA	35,830	434,069
	Piraeus Bank SA	84,437	984,879
	Piraeus Port Authority SA	2,285	116,668
	Profile Systems & Software SA	1,902	19,750
	Public Power Corp. SA	11,773	303,368
	Quest Holdings SA	10,392	86,002
	Sarantis SA	4,865	81,289
	Thrace Plastics Holding & Co.	6,640	36,421
	Titan SA (TITC BB)	7,464	449,241
	Titan SA (TITC GA)	2,457	147,874
TOTAL GREECE			10,085,305
HUNGARY — (0.4%)
*	4iG Nyrt	8,332	46,181
	ANY Security Printing Co.	2,462	52,395
	Magyar Telekom Telecommunications PLC	79,053	685,294
	MOL Hungarian Oil & Gas PLC	39,549	566,250
	Opus Global Nyrt	37,027	41,963
	OTP Bank Nyrt	19,152	2,837,212
	Richter Gedeon Nyrt	11,073	412,571
TOTAL HUNGARY			4,641,866
INDIA — (16.7%)
	360 ONE WAM Ltd.	21,564	256,389
	3M India Ltd.	275	100,449
*	5Paisa Capital Ltd.	1,547	5,673

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	63 Moons Technologies Ltd.	8,503	$84,399
	Aarti Drugs Ltd.	9,454	41,920
	Aarti Industries Ltd.	26,085	132,896
	Aarti Pharmalabs Ltd.	11,972	84,060
*	Aavas Financiers Ltd.	4,584	65,344
	ABB India Ltd.	3,335	253,011
	ACC Ltd.	10,691	152,380
	Action Construction Equipment Ltd.	7,538	84,504
	Acutaas Chemicals Ltd.	4,614	149,254
*	Adani Energy Solutions Ltd.	21,310	365,859
	Adani Enterprises Ltd. ADE IN	1,857	58,539
*	Adani Green Energy Ltd.	8,705	125,690
	Adani Ports & Special Economic Zone Ltd.	51,362	910,049
*	Adani Power Ltd.	219,863	485,176
	Adani Total Gas Ltd.	19,683	134,461
	ADF Foods Ltd.	7,739	21,978
*	Aditya Birla Capital Ltd.	169,848	720,660
*	Aditya Birla Fashion & Retail Ltd.	77,047	48,626
*	Aditya Birla Lifestyle Brands Ltd.	65,024	64,444
	Aditya Birla Real Estate Ltd.	3,715	55,207
	Aditya Birla Sun Life Asset Management Co. Ltd.	15,935	168,542
Ω	Aditya Vision Ltd.	10,752	69,868
	Advanced Enzyme Technologies Ltd.	8,964	29,689
	Aegis Logistics Ltd.	32,753	437,962
	Aeroflex Industries Ltd.	12,795	58,323
*	Aether Industries Ltd.	8,359	136,623
	AGI Greenpac Ltd.	5,808	43,065
*	AGI Infra Ltd.	6,674	21,750
	Ahluwalia Contracts India Ltd.	6,519	56,331
	AIA Engineering Ltd.	5,256	250,573
	Ajanta Pharma Ltd.	8,220	298,934
	Ajmera Realty & Infra India Ltd.	9,520	12,481
	Alembic Pharmaceuticals Ltd.	4,604	38,471
	Alkem Laboratories Ltd.	5,497	330,344
	Alkyl Amines Chemicals	1,058	19,720
*	Allcargo Global Ltd.	101,641	12,964
		Shares	Value»
INDIA — (Continued)
	Amara Raja Energy & Mobility Ltd.	33,362	$317,706
*	Amber Enterprises India Ltd.	3,447	268,353
	Ambuja Cements Ltd.	54,322	245,746
	Amrutanjan Health Care Ltd.	1,981	10,684
	Anant Raj Ltd.	22,142	144,346
	Andhra Sugars Ltd.	23,695	20,430
	Angel One Ltd.	85,234	265,657
*	Antelopus Selan Energy Ltd.	3,055	26,229
*Ω	Antony Waste Handling Cell Ltd.	3,149	14,116
	Anup Engineering Ltd.	3,082	69,614
	Anupam Rasayan India Ltd.	3,436	43,403
	Apar Industries Ltd.	4,513	680,661
	Apcotex Industries Ltd.	3,839	24,747
	Apeejay Surrendra Park Hotels Ltd.	17,454	22,317
	APL Apollo Tubes Ltd.	23,471	444,637
	Apollo Hospitals Enterprise Ltd.	8,492	795,274
	Apollo Pipes Ltd.	4,447	23,915
	Apollo Tyres Ltd.	94,716	426,659
	Aptus Value Housing Finance India Ltd.	45,324	123,675
	Archean Chemical Industries Ltd.	7,079	39,306
	Arvind Fashions Ltd.	22,141	104,227
	Arvind Ltd.	56,669	305,957
	Arvind SmartSpaces Ltd.	1,287	7,965
	Asahi India Glass Ltd.	25,934	237,976
	Ashapura Minechem Ltd.	15,185	112,231
	Ashiana Housing Ltd.	14,741	60,513
	Ashok Leyland Ltd.	649,943	1,128,097
*	Ashoka Buildcon Ltd.	43,845	55,551
*	Asian Granito India Ltd.	60,367	34,553
	Asian Paints Ltd.	13,034	373,655
Ω	Aster DM Quality Care Ltd.	34,535	296,809
	Astra Microwave Products Ltd.	8,949	174,074
	Astral Ltd.	11,823	179,570
	AstraZeneca Pharma India Ltd.	1,252	106,298
	Atul Ltd.	1,372	97,039
Ω	AU Small Finance Bank Ltd.	71,553	784,327
	Aurobindo Pharma Ltd.	43,906	726,697

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Avalon Technologies Ltd.	3,663	$69,308
	Avanti Feeds Ltd.	13,639	128,864
*Ω	Avenue Supermarts Ltd.	3,347	137,629
*	AvenuesAI Ltd.	276,432	45,700
	AWL Agri Business Ltd.	52,918	104,596
	Axis Bank Ltd. (AXSB IN)	137,743	1,770,299
*	AXISCADES Technologies Ltd.	1,290	20,977
	Bajaj Auto Ltd.	6,565	792,361
*	Bajaj Consumer Care Ltd.	27,681	152,020
	Bajaj Finance Ltd.	181,681	2,171,871
	Bajaj Finserv Ltd.	20,022	425,960
*	Bajaj Hindusthan Sugar Ltd.	332,554	58,240
	Bajaj Holdings & Investment Ltd.	2,572	305,474
	Balaji Amines Ltd.	2,943	65,720
	Balkrishna Industries Ltd.	5,562	143,384
	Balmer Lawrie & Co. Ltd.	21,317	38,470
	Balrampur Chini Mills Ltd.	31,476	194,583
	Balu Forge Industries Ltd.	8,407	38,822
	Banco Products India Ltd.	16,872	112,528
Ω	Bandhan Bank Ltd.	196,441	357,838
	Bank of Baroda	99,632	253,450
	Bank of India	155,774	224,686
	Bank of Maharashtra	385,079	319,781
	Bannari Amman Sugars Ltd.	618	22,512
	BASF India Ltd.	2,140	81,716
	BEML Ltd.	4,412	80,700
	Berger Paints India Ltd.	18,624	101,295
*	BF Utilities Ltd.	1,644	9,852
	Bhansali Engineering Polymers Ltd.	32,697	39,784
	Bharat Bijlee Ltd.	2,066	54,821
	Bharat Dynamics Ltd.	4,316	56,680
	Bharat Electronics Ltd.	238,514	969,295
	Bharat Forge Ltd.	28,785	664,676
	Bharat Heavy Electricals Ltd.	98,345	418,689
	Bharat Petroleum Corp. Ltd.	133,183	445,721
	Bharat Rasayan Ltd.	24	322
	Bharti Airtel Ltd.	256,462	5,287,584
	Bharti Hexacom Ltd.	2,737	46,329
	Bikaji Foods International Ltd.	4,700	31,627
		Shares	Value»
INDIA — (Continued)
	Biocon Ltd.	66,516	$296,869
	Birla Corp. Ltd.	5,364	50,113
	Birlasoft Ltd.	38,102	120,867
	Black Box Ltd.	10,130	80,245
	Bliss Gvs Pharma Ltd.	7,243	35,240
	BLS International Services Ltd.	22,311	56,022
	Blue Dart Express Ltd.	791	42,524
	Blue Star Ltd.	17,800	313,013
	Bombay Burmah Trading Co.	7,985	125,218
	Bombay Dyeing & Manufacturing Co. Ltd.	29,874	38,310
*	Borosil Ltd.	2,823	6,965
	Bosch Ltd.	253	108,855
*	BrainBees Solutions Ltd.	17,751	39,465
	Brigade Enterprises Ltd.	16,784	101,505
*	Brightcom Group Ltd.	348,273	34,199
	Britannia Industries Ltd.	9,717	550,276
	BSE Ltd.	28,020	1,070,189
*	Camlin Fine Sciences Ltd.	22,865	30,637
	Can Fin Homes Ltd.	32,546	278,326
	Canara Bank	346,711	453,556
*	Capacit'e Infraprojects Ltd.	5,718	12,879
	Capital Small Finance Bank Ltd.	6,732	20,566
	Caplin Point Laboratories Ltd.	7,519	197,550
	Capri Global Capital Ltd.	53,426	129,539
	Carborundum Universal Ltd.	9,895	109,968
	Care Ratings Ltd.	5,854	104,532
*	Cartrade Tech Ltd.	10,239	291,486
	Carysil Ltd.	5,727	70,674
	Castrol India Ltd.	64,006	124,286
	CCL Products India Ltd.	24,480	296,201
	Ceat Ltd.	7,334	264,001
*	Ceigall India Ltd.	8,106	29,064
	Cello World Ltd.	8,033	28,931
	Cemindia Projects Ltd.	24,738	351,966
	Central Depository Services India Ltd.	24,002	334,826
	Centum Electronics Ltd.	801	29,795
	Century Enka Ltd.	1,906	12,123
	Century Plyboards India Ltd.	16,840	140,660
	Cera Sanitaryware Ltd.	1,011	64,967
	CESC Ltd.	96,325	166,947

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CG Power & Industrial Solutions Ltd.	49,293	$445,169
	Chalet Hotels Ltd.	18,333	155,688
	Chambal Fertilisers & Chemicals Ltd.	19,513	89,698
	Chennai Petroleum Corp. Ltd.	13,171	173,711
*	Choice International Ltd.	16,047	138,344
	Cholamandalam Financial Holdings Ltd.	37,241	601,765
	Cholamandalam Investment & Finance Co. Ltd.	54,035	1,044,470
	CIE Automotive India Ltd.	37,944	162,219
	Cipla Ltd.	66,973	1,032,771
	City Union Bank Ltd.	192,034	414,464
	Clean Science & Technology Ltd.	4,394	33,823
	Coal India Ltd.	93,213	404,925
Ω	Cochin Shipyard Ltd.	4,281	64,166
	Coforge Ltd.	37,360	674,218
	Colgate-Palmolive India Ltd.	12,713	275,598
	Computer Age Management Services Ltd.	42,260	352,058
	Concord Biotech Ltd.	2,052	30,551
	Confidence Petroleum India Ltd.	33,669	28,177
	Container Corp. of India Ltd.	12,891	70,829
	Coromandel International Ltd.	22,629	493,247
	Cosmo First Ltd.	4,025	37,710
	Craftsman Automation Ltd.	3,199	331,157
*	CreditAccess Grameen Ltd.	16,640	277,188
	CRISIL Ltd.	2,772	126,068
	Crompton Greaves Consumer Electricals Ltd.	124,304	338,805
*	CSB Bank Ltd.	18,955	65,626
	Cummins India Ltd.	15,933	920,239
	Cyient Ltd.	18,663	166,028
	Dabur India Ltd.	18,681	82,553
	Dalmia Bharat Ltd.	18,324	345,528
*	Dalmia Bharat Refractories Ltd.	57	0
*	Data Patterns India Ltd.	780	34,914
	Datamatics Global Services Ltd.	1,601	14,049
	DB Corp. Ltd.	19,887	43,488
		Shares	Value»
INDIA — (Continued)
	DCB Bank Ltd.	69,659	$135,684
	DCM Shriram Ltd.	3,790	40,917
	Deep Industries Ltd.	10,711	67,121
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,426	330,429
	Deepak Nitrite Ltd.	3,833	66,584
*	Delhivery Ltd.	118,179	595,067
*	Devyani International Ltd.	34,079	40,678
*	Dhanlaxmi Bank Ltd.	69,253	23,244
	Dhanuka Agritech Ltd.	3,531	37,420
*	Digitide Solutions Ltd.	25,700	27,414
Ω	Dilip Buildcon Ltd.	12,920	57,714
*	Dishman Carbogen Amcis Ltd.	13,330	26,039
	Divi's Laboratories Ltd.	3,990	338,041
	Dixon Technologies India Ltd.	4,430	638,136
	DLF Ltd.	43,005	296,009
	D-Link India Ltd.	2,808	13,254
	Dodla Dairy Ltd.	3,486	38,083
	Doms Industries Ltd.	1,868	44,214
Ω	Dr. Lal PathLabs Ltd.	13,576	270,416
#	Dr. Reddy's Laboratories Ltd., ADR	43,679	517,596
#	Dr. Reddy's Laboratories Ltd. (DRRD IN)	36,440	436,207
*	Dredging Corp. of India Ltd.	720	8,604
	Dynacons Systems & Solutions Ltd.	1,437	18,540
	Dynamic Cables Ltd.	3,794	15,656
	eClerx Services Ltd.	11,542	223,680
	Edelweiss Financial Services Ltd.	112,497	135,590
	Eicher Motors Ltd.	11,891	975,809
*	EID Parry India Ltd.	27,624	220,281
	EIH Associated Hotels	6,270	20,311
	EIH Ltd.	48,973	167,817
	Elecon Engineering Co. Ltd.	13,572	59,435
*	Electronics Mart India Ltd.	19,389	26,423
	Electrosteel Castings Ltd.	83,245	61,644
	Elgi Equipments Ltd.	33,830	201,669
*	Embassy Developments Ltd.	22,032	14,054
	Emcure Pharmaceuticals Ltd.	7,227	148,489
	eMudhra Ltd.	2,826	13,797

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	4,557	$131,334
	Engineers India Ltd.	83,503	192,523
	Epigral Ltd.	957	10,930
	EPL Ltd.	45,073	104,890
*Ω	Equitas Small Finance Bank Ltd.	141,955	111,515
Ω	Eris Lifesciences Ltd.	13,780	195,493
	ESAB India Ltd.	1,097	64,734
	Escorts Kubota Ltd.	3,426	110,789
*	Eternal Ltd.	59,057	187,283
*	Ethos Ltd.	810	21,981
*	Eureka Forbes Ltd.	7,169	33,533
	Exide Industries Ltd.	123,948	581,072
	FDC Ltd.	12,343	53,053
*	Fedbank Financial Services Ltd.	30,971	49,814
	Federal Bank Ltd.	306,017	1,149,828
*	Federal-Mogul Goetze India Ltd.	4,659	23,077
	FIEM Industries Ltd.	4,916	119,709
	Filatex India Ltd.	13,710	10,547
	Fine Organic Industries Ltd.	1,628	82,184
	Fineotex Chemical Ltd.	122,860	50,684
	Finolex Cables Ltd.	15,659	162,167
	Finolex Industries Ltd.	68,360	116,205
	Firstsource Solutions Ltd.	55,963	177,073
	Five-Star Business Finance Ltd.	18,987	108,412
	Flair Writing Industries Ltd.	3,562	9,621
	Force Motors Ltd.	1,743	326,117
	Fortis Healthcare Ltd.	45,926	454,236
*	FSN E-Commerce Ventures Ltd.	154,466	540,578
*	Fusion Finance Ltd.	8,355	18,178
	G R Infraprojects Ltd.	2,986	27,675
	Gabriel India Ltd.	22,683	342,905
	GAIL India Ltd. (GAIL IN)	192,804	365,416
	Gandhar Oil Refinery India Ltd.	13,121	30,635
	Ganesh Housing Ltd.	3,049	23,643
	Ganesha Ecosphere Ltd.	1,129	14,022
	Garden Reach Shipbuilders & Engineers Ltd.	5,602	152,334
	Garware Technical Fibres Ltd.	8,661	65,747
	Gateway Distriparks Ltd.	62,370	37,877
	GE Vernova T&D India Ltd.	18,548	836,694
		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	13,020	$42,610
	Geojit Financial Services Ltd.	20,767	16,749
	GHCL Ltd.	10,102	46,290
	GHCL Textiles Ltd.	31,467	37,569
	Gillette India Ltd.	1,625	129,624
Ω	Gland Pharma Ltd.	7,058	185,280
	GlaxoSmithKline Pharmaceuticals Ltd.	5,530	153,593
	Glenmark Pharmaceuticals Ltd.	30,518	719,560
	Global Health Ltd.	21,546	317,236
	Globus Spirits Ltd.	3,555	32,837
*	GMR Airports Ltd.	250,055	275,822
*	Go Fashion India Ltd.	4,403	15,026
	Godawari Power & Ispat Ltd.	82,070	208,121
	Godfrey Phillips India Ltd.	3,388	75,490
Ω	Godrej Agrovet Ltd.	7,543	44,048
	Godrej Consumer Products Ltd.	35,381	395,270
*	Godrej Industries Ltd.	6,592	91,083
*	Godrej Properties Ltd.	13,955	307,267
*	Gokaldas Exports Ltd.	9,465	80,450
*	Gokul Agro Resources Ltd.	23,792	56,083
	Goldiam International Ltd.	11,470	45,155
	Goodluck India Ltd.	5,071	80,431
	Granules India Ltd.	38,800	336,670
	Graphite India Ltd.	23,649	162,692
	Grasim Industries Ltd.	18,696	606,317
*	Gravita India Ltd.	949	16,085
	Great Eastern Shipping Co. Ltd.	32,583	462,239
	Greaves Cotton Ltd.	12,896	32,162
	Greenlam Industries Ltd.	6,140	16,222
*	Greenpanel Industries Ltd.	5,247	10,633
	Greenply Industries Ltd.	18,328	54,412
	Grindwell Norton Ltd.	3,133	69,672
	GSPL Transmission Ltd.	31,908	50,169
	Gujarat Ambuja Exports Ltd.	28,208	50,530
	Gujarat Energy Ltd.	95,726	278,175
	Gujarat Fluorochemicals Ltd.	1,883	86,089

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Mineral Development Corp. Ltd.	28,024	$165,041
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,559	120,527
	Gujarat Pipavav Port Ltd.	80,659	127,160
	Gujarat State Fertilizers & Chemicals Ltd.	45,773	76,304
	Gulf Oil Lubricants India Ltd.	5,710	63,783
	Gulshan Chemfill Ltd.	2,408	747
	Happiest Minds Technologies Ltd.	5,951	23,496
	Hariom Pipe Industries Ltd.	3,514	14,289
Ω	Harsha Engineers Ltd.	8,231	34,628
	Hatsun Agro Product Ltd.	7,366	68,784
	Havells India Ltd.	16,518	218,169
	HBL Engineering Ltd.	28,877	217,586
	HCL Technologies Ltd.	111,527	1,575,645
Ω	HDFC Asset Management Co. Ltd.	19,368	531,073
	HDFC Bank Ltd.	936,071	7,329,656
Ω	HDFC Life Insurance Co. Ltd.	7,278	42,000
*	HealthCare Global Enterprises Ltd. HCG IN	13,208	93,434
	HEG Ltd.	28,797	197,646
	Heritage Foods Ltd.	14,012	48,464
	Hero MotoCorp Ltd. (HMCL IN)	15,000	847,070
	HFCL Ltd.	118,691	241,437
	Himadri Speciality Chemical Ltd.	53,824	421,638
	Hindalco Industries Ltd.	233,573	2,393,512
*	Hinduja Global Solutions Ltd.	776	3,431
	Hindustan Aeronautics Ltd.	11,828	575,840
*	Hindustan Construction Co. Ltd.	270,599	60,726
	Hindustan Copper Ltd.	56,125	290,475
*	Hindustan Oil Exploration Co. Ltd.	6,131	10,384
	Hindustan Petroleum Corp. Ltd.	110,901	450,960
	Hindustan Unilever Ltd.	30,327	666,977
*	Hindware Home Innovation Ltd.	4,609	10,712
		Shares	Value»
INDIA — (Continued)
	Hitachi Energy India Ltd.	510	$171,510
	HI-Tech Pipes Ltd.	23,951	21,336
Ω	Home First Finance Co. India Ltd.	15,621	194,400
	Honda India Power Products Ltd.	994	21,868
	Housing & Urban Development Corp. Ltd.	86,928	177,219
	HPL Electric & Power Ltd.	3,312	11,479
*	Hubtown Ltd.	7,181	14,358
	Hyundai Motor India Ltd.	16,804	384,515
	ICICI Bank Ltd. (IBN US), Sponsored ADR	169,171	5,073,439
	ICICI Bank Ltd. (ICICIBC IN)	90,798	1,363,191
Ω	ICICI Lombard General Insurance Co. Ltd.	7,150	121,915
	ICRA Ltd.	536	27,542
	IDFC First Bank Ltd.	561,788	499,350
*	IFB Industries Ltd.	868	11,875
*	IFCI Ltd.	167,625	133,946
	IIFL Capital Services Ltd.	43,792	155,127
	IIFL Finance Ltd.	56,978	362,322
*	India Cements Ltd.	14,273	59,234
	India Glycols Ltd.	10,464	125,683
	India Nippon Electricals Ltd.	1,312	16,164
Ω	IndiaMart InterMesh Ltd.	2,945	55,414
	Indian Bank	56,558	494,053
Ω	Indian Energy Exchange Ltd.	53,883	74,473
	Indian Hotels Co. Ltd.	78,910	611,864
	Indian Metals & Ferro Alloys Ltd.	6,732	102,302
	Indian Oil Corp. Ltd.	170,485	249,595
	Indian Railway Catering & Tourism Corp. Ltd.	7,294	37,465
Ω	Indian Railway Finance Corp. Ltd.	100,962	94,235
	Indigo Paints Ltd.	2,855	33,330
	Indo Count Industries Ltd.	24,329	101,517
	Indraprastha Gas Ltd.	78,080	124,354
	Indraprastha Medical Corp. Ltd.	7,916	30,298
*	Indus Towers Ltd.	219,255	902,717
	IndusInd Bank Ltd.	46,526	492,701
	Info Edge India Ltd.	15,402	197,937
	Infosys Ltd. (INFO IN)	311,246	3,696,652

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ingersoll Rand India Ltd.	1,543	$70,003
*	Inox Green Energy Services Ltd.	16,421	30,105
	INOX India Ltd.	3,435	68,378
	Inox Renewable Solutions Ltd.	2,003	215
*	Inox Wind Ltd.	59,218	48,496
	Insecticides India Ltd.	6,160	41,375
	Intellect Design Arena Ltd.	19,597	147,887
Ω	InterGlobe Aviation Ltd.	13,646	739,769
*	Inventurus Knowledge Solutions Ltd.	4,015	77,225
	IOL Chemicals & Pharmaceuticals Ltd.	41,625	63,797
	ION Exchange India Ltd.	16,178	71,106
	Ipca Laboratories Ltd.	15,006	273,956
	IRB Infrastructure Developers Ltd.	559,203	117,105
Ω	IRCON International Ltd.	94,886	125,438
	ISGEC Heavy Engineering Ltd.	7,000	60,854
	ITC Hotels Ltd.	19,378	32,923
	ITC Ltd.	247,134	727,552
	J Kumar Infraprojects Ltd.	10,604	53,565
*	Jaiprakash Power Ventures Ltd.	597,377	114,893
	Jammu & Kashmir Bank Ltd.	115,218	188,548
	Jamna Auto Industries Ltd.	59,384	81,528
*	Jana Small Finance Bank Ltd.	10,873	65,290
	Jash Engineering Ltd.	5,882	31,051
	JBM Auto Ltd.	6,861	47,508
	Jindal Saw Ltd.	79,014	210,739
	Jindal Stainless Ltd.	77,437	595,313
	Jindal Steel Ltd.	34,821	402,511
	Jio Financial Services Ltd.	216,577	581,210
	JK Cement Ltd.	6,503	373,192
	JK Lakshmi Cement Ltd.	10,019	59,299
	JK Paper Ltd.	22,776	93,043
	JK Tyre & Industries Ltd.	36,947	154,445
	JM Financial Ltd.	124,104	158,765
	JSW Dulux Ltd.	2,551	78,715
	JSW Energy Ltd.	57,130	332,329
	JSW Steel Ltd.	59,946	798,807
	JTEKT India Ltd.	17,166	25,245
		Shares	Value»
INDIA — (Continued)
	JTL Industries Ltd.	17,066	$13,489
	Jubilant Foodworks Ltd.	27,459	126,301
	Jubilant Ingrevia Ltd.	14,534	111,956
	Jubilant Pharmova Ltd.	17,673	173,950
*	Jupiter Wagons Ltd.	11,126	30,157
	Jyothy Labs Ltd.	22,500	47,038
	Kajaria Ceramics Ltd.	11,251	141,681
	Kalpataru Projects International Ltd.	36,176	481,804
	Kalyan Jewellers India Ltd.	43,245	277,791
	Kalyani Steels Ltd.	7,935	72,466
	Kansai Nerolac Paints Ltd.	17,631	36,406
	Karnataka Bank Ltd.	78,535	233,583
	Karur Vysya Bank Ltd.	214,003	768,546
	Kaveri Seed Co. Ltd.	8,556	70,013
	KCP Ltd.	16,380	27,745
	KDDL Ltd.	342	11,771
	KEC International Ltd.	26,354	129,806
	KEI Industries Ltd.	6,733	352,172
	Kewal Kiran Clothing Ltd.	1,905	9,941
*	Keystone Realtors Ltd.	1,056	4,417
	Kfin Technologies Ltd.	23,556	230,892
*	Kingfa Science & Technology India Ltd.	129	7,030
*	Kiri Industries Ltd.	6,822	29,590
	Kirloskar Brothers Ltd.	7,218	142,048
	Kirloskar Ferrous Industries Ltd.	4,429	22,268
	Kirloskar Oil Engines Ltd.	27,703	631,886
	Kirloskar Pneumatic Co. Ltd.	8,370	129,644
	Kitex Garments Ltd.	30,636	46,832
*	Knowledge Marine & Engineering Works Ltd.	2,144	55,926
*	Kolte-Patil Developers Ltd.	3,868	15,525
	Kotak Mahindra Bank Ltd.	247,210	1,006,830
	KP Energy Ltd.	6,362	20,452
	KPIT Technologies Ltd.	26,464	165,270
	KPR Mill Ltd.	24,219	264,639
	KRBL Ltd.	10,423	38,335
	Krishana Phoschem Ltd.	9,015	17,169
*Ω	Krishna Institute of Medical Sciences Ltd.	51,997	440,133

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Krsnaa Diagnostics Ltd.	4,952	$27,294
	KSB Ltd.	13,151	117,295
	L&T Finance Ltd.	102,019	332,423
Ω	L&T Technology Services Ltd.	3,320	123,181
	Landmark Cars Ltd.	2,285	12,984
	Larsen & Toubro Ltd.	41,561	1,713,829
*	Latent View Analytics Ltd.	14,044	46,656
Ω	Laurus Labs Ltd.	38,904	740,124
	Laxmi Organic Industries Ltd.	18,032	33,766
*Ω	Lemon Tree Hotels Ltd.	79,107	90,748
	LG Balakrishnan & Bros Ltd.	9,409	156,156
	LIC Housing Finance Ltd.	85,555	468,788
	Linde India Ltd.	1,476	104,699
	Lloyds Enterprises Ltd.	103,896	87,117
	Lloyds Metals & Energy Ltd.	24,457	521,929
	LMW Ltd.	563	93,823
Ω	Lodha Developers Ltd.	17,186	223,885
	LT Foods Ltd.	52,673	227,929
Ω	LTM Ltd.	4,928	225,777
	Lumax Auto Technologies Ltd.	12,617	207,568
	Lumax Industries Ltd.	867	48,057
	Lupin Ltd.	36,712	928,775
	LUX Industries Ltd.	1,350	17,604
	Madhya Bharat Agro Products Ltd.	29,720	50,014
	Mahanagar Gas Ltd.	8,011	93,453
	Maharashtra Scooters Ltd.	941	128,549
	Maharashtra Seamless Ltd.	12,815	75,566
	Mahindra & Mahindra Financial Services Ltd.	89,827	364,480
	Mahindra & Mahindra Ltd.	95,634	3,399,788
	Mahindra Lifespace Developers Ltd.	24,619	101,133
Ω	Mahindra Logistics Ltd.	11,906	51,162
	Maithan Alloys Ltd.	883	9,092
*	Malco Energy Ltd.	195,669	73,046
*	Man Industries India Ltd.	10,285	57,508
	Man Infraconstruction Ltd.	13,642	14,036
	Manappuram Finance Ltd.	295,914	1,152,983
		Shares	Value»
INDIA — (Continued)
	Mangalam Cement Ltd.	4,272	$42,540
	Mangalore Refinery & Petrochemicals Ltd.	26,636	47,349
	Mankind Pharma Ltd.	8,093	209,625
	Manorama Industries Ltd.	4,180	70,405
	Marico Ltd.	45,054	410,229
	Marksans Pharma Ltd.	58,282	157,561
	Maruti Suzuki India Ltd.	7,165	1,068,930
Ω	MAS Financial Services Ltd.	22,955	76,715
	Mastek Ltd.	1,434	28,167
Ω	Matrimony.com Ltd.	3,975	18,300
*	Max Estates Ltd.	3,971	16,396
*	Max Financial Services Ltd.	11,200	176,793
	Max Healthcare Institute Ltd.	32,357	373,398
	Mayur Uniquoters Ltd.	6,489	51,166
	Mazagon Dock Shipbuilders Ltd.	4,157	103,768
*Ω	Medi Assist Healthcare Services Ltd.	3,012	11,280
*	Medplus Health Services Ltd.	18,062	133,396
	Metro Brands Ltd.	1,001	10,836
Ω	Metropolis Healthcare Ltd.	21,120	128,484
	Minda Corp. Ltd.	26,907	196,809
Ω	Mishra Dhatu Nigam Ltd.	10,453	43,303
	MM Forgings Ltd.	2,980	17,172
	MOIL Ltd.	22,877	67,430
	Mold-Tek Packaging Ltd.	1,775	12,492
	Monte Carlo Fashions Ltd.	1,170	6,395
	Morepen Laboratories Ltd.	55,151	32,874
	Motherson Sumi Wiring India Ltd.	614,983	261,799
	Motilal Oswal Financial Services Ltd.	28,699	256,453
	Mphasis Ltd.	24,667	603,810
	MPS Ltd.	1,024	28,833
	MRF Ltd.	256	356,618
	Mrs Bectors Food Specialities Ltd.	34,260	74,170
	MSTC Ltd.	8,488	54,799
	Multi Commodity Exchange of India Ltd.	14,068	397,015
	Muthoot Finance Ltd.	20,339	666,410
	Narayana Hrudayalaya Ltd.	15,887	336,383

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Natco Pharma Ltd.	12,991	$125,178
	National Aluminium Co. Ltd.	287,859	1,060,413
	Nava Ltd.	34,607	199,874
	Navin Fluorine International Ltd.	1,786	141,874
	Navneet Education Ltd.	25,486	35,808
*	Nazara Technologies Ltd.	29,468	104,422
	NBCC India Ltd.	182,164	180,756
	NCC Ltd.	95,629	141,629
	NDR Auto Components Ltd.	1,087	9,242
	NESCO Ltd.	6,952	77,228
	Nestle India Ltd.	41,560	655,250
	Netweb Technologies India Ltd.	4,038	191,027
*	Network18 Media & Investments Ltd.	111,931	34,558
	Neuland Laboratories Ltd.	1,634	326,225
	Newgen Software Technologies Ltd.	12,542	73,010
	NHPC Ltd.	223,798	184,571
Ω	Nippon Life India Asset Management Ltd.	32,163	391,282
	Nitin Spinners Ltd.	8,203	46,754
	NLC India Ltd.	49,779	155,250
	NMDC Ltd.	568,956	507,486
*	NMDC Steel Ltd.	42,663	19,263
	NOCIL Ltd.	15,744	27,012
	NRB Bearings Ltd.	15,566	66,614
	NTPC Ltd.	250,893	910,691
	Nucleus Software Exports Ltd.	3,278	23,507
	Nuvama Wealth Management Ltd.	17,023	319,244
*	Nuvoco Vistas Corp. Ltd.	27,188	98,308
	Oberoi Realty Ltd.	11,987	229,181
	Oil & Natural Gas Corp. Ltd.	160,361	408,154
	Oil India Ltd.	67,169	324,101
	Olectra Greentech Ltd.	2,962	41,136
	One 97 Communications Ltd.	37,065	519,335
	Oracle Financial Services Software Ltd.	5,716	671,111
*	Orchid Pharma Ltd.	1,391	14,431
*	Orient Green Power Co. Ltd.	216,734	22,537
	Page Industries Ltd.	170	71,695
	Paisalo Digital Ltd.	131,456	97,493
*	Panacea Biotec Ltd.	3,283	14,442
		Shares	Value»
INDIA — (Continued)
	Panama Petrochem Ltd.	8,410	$40,009
Ω	Paradeep Phosphates Ltd.	177,813	273,577
Ω	Parag Milk Foods Ltd., Class F	19,863	44,369
	Patanjali Foods Ltd.	24,267	89,974
*	Patel Engineering Ltd.	107,892	30,925
*	PB Fintech Ltd.	10,016	168,199
*	PC Jeweller Ltd.	782,545	75,898
	PCBL Chemical Ltd.	49,255	163,757
	PDS Ltd.	3,501	13,344
	Pearl Global Industries Ltd.	6,088	131,588
*	Pennar Industries Ltd.	20,258	35,113
	Persistent Systems Ltd.	14,461	839,372
	Petronet LNG Ltd.	174,632	512,336
	Phoenix Mills Ltd.	14,293	283,623
*	Piccadily Agro Industries Ltd.	2,088	16,075
	Pidilite Industries Ltd.	21,129	355,970
	Piramal Finance Ltd.	21,662	468,788
	Piramal Pharma Ltd.	101,430	207,229
	Pitti Engineering Ltd.	5,519	53,216
	PIX Transmissions Ltd.	1,966	34,393
Ω	PNB Housing Finance Ltd.	49,161	538,419
	PNC Infratech Ltd.	6,063	15,653
	Pokarna Ltd.	5,459	53,219
	Poly Medicure Ltd.	1,713	30,546
	Polycab India Ltd.	5,334	508,447
	Polyplex Corp. Ltd.	2,734	31,654
	Pondy Oxides & Chemicals Ltd.	5,642	31,156
*	Poonawalla Fincorp Ltd.	12,032	58,375
	Power Finance Corp. Ltd.	216,481	963,769
	Power Grid Corp. of India Ltd.	258,509	769,390
	Power Mech Projects Ltd.	3,467	93,060
	Praj Industries Ltd.	17,246	56,380
	Prakash Industries Ltd.	36,956	47,698
Ω	Prataap Snacks Ltd.	1,614	19,621
	Precision Wires India Ltd.	23,498	91,950
	Premier Explosives Ltd. (PRE IN)	866	6,027
	Prestige Estates Projects Ltd.	16,751	283,842
	Pricol Ltd.	28,538	208,759
*	Prime Focus Ltd.	28,200	84,830
	Prince Pipes & Fittings Ltd.	1,409	3,893

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Prism Johnson Ltd.	8,871	$9,900
	Privi Speciality Chemicals Ltd.	2,907	110,592
	Procter & Gamble Health Ltd.	1,512	104,974
	Procter & Gamble Hygiene & Health Care Ltd.	288	25,961
	Protean eGov Technologies Ltd.	4,339	28,070
	Prudent Corporate Advisory Services Ltd.	1,502	51,652
*	PSP Projects Ltd.	2,740	28,145
*	PTC India Financial Services Ltd.	40,290	11,679
	PTC India Ltd.	66,341	122,042
	Punjab National Bank	290,053	342,258
*	Puravankara Ltd.	14,041	31,102
*	PVR Inox Ltd.	25,534	300,761
Ω	Quess Corp. Ltd.	7,336	25,431
	Radico Khaitan Ltd.	7,698	350,692
	Raghav Productivity Enhancers Ltd.	1,261	16,245
	Railtel Corp. of India Ltd.	26,929	80,478
	Rain Industries Ltd.	42,782	99,529
	Rainbow Children's Medicare Ltd.	1,270	20,289
	Ram Ratna Wires Ltd.	4,796	22,489
	Ramco Cements Ltd.	18,311	176,489
*	Ramco Systems Ltd.	5,468	33,287
	Ramkrishna Forgings Ltd.	18,768	128,260
	Rashi Peripherals Ltd.	5,449	47,536
	Rashtriya Chemicals & Fertilizers Ltd.	36,714	48,865
*	Rategain Travel Technologies Ltd.	6,546	63,203
	Ratnamani Metals & Tubes Ltd.	5,189	128,314
*	RattanIndia Enterprises Ltd.	61,478	20,235
*	RattanIndia Power Ltd.	701,526	64,276
	Raymond Lifestyle Ltd.	8,755	65,388
*	Raymond Ltd.	5,472	33,242
*	Raymond Realty Ltd.	10,944	73,588
Ω	RBL Bank Ltd.	159,625	624,759
	REC Ltd.	233,192	910,859
	Redington Ltd.	227,335	763,473
	Redtape Ltd.	44,380	61,667
	Refex Industries Ltd.	2,949	9,398
	Relaxo Footwears Ltd.	9,488	40,414
	Reliance Industrial Infrastructure Ltd.	1,442	11,189
		Shares	Value»
INDIA — (Continued)
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	29,313	$1,608,916
	Reliance Industries Ltd. (RIL IN)	357,729	4,887,341
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	44,787	2,449,849
*	Reliance Infrastructure Ltd.	17,316	10,896
*	Reliance Power Ltd.	491,629	120,678
*	Religare Enterprises Ltd.	15,407	40,833
	Repco Home Finance Ltd.	14,202	57,214
*	Restaurant Brands Asia Ltd.	30,908	21,569
	Rhi Magnesita India Ltd.	12,951	52,649
	Rico Auto Industries Ltd.	22,727	33,807
	RITES Ltd.	31,130	69,871
	Rossari Biotech Ltd.	345	1,822
	Route Mobile Ltd.	2,258	12,745
	RPG Life Sciences Ltd.	2,149	62,586
*	RPSG Ventures Ltd.	4,168	40,897
	Safari Industries India Ltd.	3,785	61,481
*	Sagar Cements Ltd.	11,197	20,455
	Saksoft Ltd.	7,087	12,601
*Ω	Salasar Techno Engineering Ltd.	171,419	10,562
*	SAMHI Hotels Ltd.	30,706	57,883
*	Sammaan Capital Ltd.	144,836	246,528
	Samvardhana Motherson International Ltd.	740,557	1,170,801
	Sandhar Technologies Ltd.	6,229	40,767
	Sandur Manganese & Iron Ores Ltd.	21,123	47,143
	Sanghvi Movers Ltd.	8,423	36,186
	Sanofi Consumer Healthcare India Ltd.	1,713	82,894
Ω	Sansera Engineering Ltd.	13,883	488,544
*	Sapphire Foods India Ltd.	24,278	46,912
	Sarda Energy & Minerals Ltd.	27,518	149,650
	Saregama India Ltd.	13,031	71,020
	Sasken Technologies Ltd.	1,897	36,290
*	Satin Creditcare Network Ltd.	11,047	27,612

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Savita Oil Technologies Ltd.	9,160	$57,550
*	SBFC Finance Ltd.	86,915	82,390
	SBI Cards & Payment Services Ltd.	3,737	25,829
Ω	SBI Life Insurance Co. Ltd.	8,123	160,858
	Schaeffler India Ltd.	4,256	181,879
*	Schneider Electric Infrastructure Ltd.	14,480	205,334
*	SEAMEC Ltd.	1,670	25,220
	Senco Gold Ltd.	13,738	57,997
	Seshasayee Paper & Boards Ltd.	3,029	7,629
*	SG Finserve Ltd.	8,200	58,665
	Shaily Engineering Plastics Ltd.	5,713	182,611
	Shakti Pumps India Ltd.	11,880	64,695
	Shankara Buildpro Ltd.	5,154	67,444
	Shanthi Gears Ltd.	4,410	18,982
	Sharda Cropchem Ltd.	9,161	78,783
	Sharda Motor Industries Ltd.	7,879	72,115
	Share India Securities Ltd.	22,011	41,193
	Sheela Foam Ltd.	1,448	11,932
	Shilpa Medicare Ltd.	22,963	147,860
	Shipping Corp. of India Land & Assets Ltd.	31,983	13,820
	Shipping Corp. of India Ltd.	48,387	147,048
	Shivalik Bimetal Controls Ltd.	2,438	19,065
	Shree Cement Ltd.	1,120	312,073
*	Shree Renuka Sugars Ltd.	109,390	25,048
	Shriram Finance Ltd.	173,577	1,901,518
	Shriram Pistons & Rings Ltd.	4,556	209,372
*	Shriram Properties Ltd.	11,110	9,802
	Shyam Metalics & Energy Ltd.	19,402	208,908
	Siemens Energy India Ltd.	2,953	100,133
*	Siemens Ltd.	3,965	155,428
*	Sigma Advanced Systems Ltd.	7,991	52,380
*	Sindhu Trade Links Ltd.	40,354	10,354
	SIS Ltd.	7,804	34,581
	Siyaram Silk Mills Ltd.	5,570	35,256
	SJS Enterprises Ltd.	9,085	227,251
	SJVN Ltd.	107,763	77,929
		Shares	Value»
INDIA — (Continued)
*	SKF India Industrial Ltd.	2,108	$60,536
	SKF India Ltd.	4,027	62,466
	Skipper Ltd.	10,577	58,342
	SML Mahindra Ltd.	894	53,247
	SMS Pharmaceuticals Ltd.	2,685	10,541
	Sobha Ltd.	8,273	119,041
	Solar Industries India Ltd.	3,593	691,413
*	Solara Active Pharma Sciences Ltd.	7,313	39,460
Ω	Sona Blw Precision Forgings Ltd.	24,133	194,362
	Sonata Software Ltd.	8,652	29,088
	South Indian Bank Ltd.	633,097	310,682
	Southern Petrochemical Industries Corp. Ltd.	15,250	10,635
	SP Apparels Ltd.	2,860	29,817
*	Spandana Sphoorty Financial Ltd.	4,443	12,095
	SRF Ltd.	19,186	527,617
	Star Cement Ltd.	36,456	77,388
*	Star Health & Allied Insurance Co. Ltd.	52,670	329,304
	State Bank of India (SBID LI), GDR	2,990	325,759
	State Bank of India (SBIN IN)	91,425	984,146
	State Bank of India (SBKFF US), GDR	14,169	1,533,086
	Steel Authority of India Ltd.	132,421	234,434
*	Steel Exchange India Ltd.	181,818	21,415
	Steel Strips Wheels Ltd.	5,546	18,082
	Steelcast Ltd.	12,486	41,194
*	Sterlite Technologies Ltd.	62,653	365,936
	Stove Kraft Ltd.	4,196	34,407
	Strides Pharma Science Ltd.	16,601	179,224
*	Stylam Industries Ltd.	3,206	113,734
	Styrenix Performance Materials Ltd.	2,351	61,145
*	Subex Ltd.	120,316	15,544
	Subros Ltd.	5,043	43,426
	Sudarshan Chemical Industries Ltd.	6,983	74,657
	Sumitomo Chemical India Ltd.	11,714	62,905
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	40,538	843,744

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sun TV Network Ltd.	18,921	$100,815
	Sundaram Finance Ltd.	8,584	419,931
	Sundaram-Clayton Ltd.	777	10,187
	Sundram Fasteners Ltd.	13,292	136,485
	Sunteck Realty Ltd.	12,493	39,669
	Suprajit Engineering Ltd.	22,572	119,667
	Supreme Industries Ltd.	8,683	316,474
	Supreme Petrochem Ltd.	18,348	137,568
	Supriya Lifescience Ltd.	9,043	82,030
	Surya Roshni Ltd.	30,793	76,983
*	Suryoday Small Finance Bank Ltd.	10,731	18,261
*	Suzlon Energy Ltd.	1,048,582	527,343
	Swan Corp. Ltd.	27,201	87,455
	Swaraj Engines Ltd.	1,002	38,057
*	Syncom Formulations India Ltd.	70,812	9,753
Ω	Syngene International Ltd.	34,871	140,993
	Talbros Automotive Components Ltd.	5,351	22,925
	Tamilnad Mercantile Bank Ltd.	19,703	176,334
	Tanla Platforms Ltd.	8,600	52,847
*	TARC Ltd.	23,394	33,691
	Tata Chemicals Ltd.	31,433	221,661
	Tata Communications Ltd.	15,153	278,669
	Tata Consultancy Services Ltd.	9,205	228,411
	Tata Consumer Products Ltd.	17,606	199,587
	Tata Elxsi Ltd.	4,696	181,214
	Tata Motors Ltd./new	342,448	1,561,839
	Tata Motors Passenger Vehicles Ltd.	137,780	490,941
	Tata Power Co. Ltd.	118,490	472,861
	Tata Steel Ltd.	818,046	1,630,234
	Tata Technologies Ltd.	38,174	298,666
*	Tata Teleservices Maharashtra Ltd.	50,326	20,989
	Tatva Chintan Pharma Chem Pvt Ltd.	1,672	31,314
*	Tbo Tek Ltd.	855	13,616
	TD Power Systems Ltd.	36,390	430,562
	Tech Mahindra Ltd.	54,748	952,105
	Techno Electric & Engineering Co. Ltd.	13,063	134,062
		Shares	Value»
INDIA — (Continued)
	Technocraft Industries India Ltd.	787	$21,181
	Tega Industries Ltd.	4,801	74,706
	Texmaco Infrastructure & Holdings Ltd.	19,829	23,688
	Texmaco Rail & Engineering Ltd.	65,306	76,341
	Thanga Mayil Jewellery Ltd.	2,149	117,692
	Thermax Ltd.	1,296	58,419
	Thirumalai Chemicals Ltd.	16,294	30,039
	Thomas Cook India Ltd.	56,393	61,850
Ω	Thyrocare Technologies Ltd.	16,941	102,678
	Tilaknagar Industries Ltd.	31,728	154,798
	Time Technoplast Ltd.	77,672	169,308
	Timken India Ltd.	8,864	291,480
	Tips Music Ltd.	12,862	89,884
	Titagarh Rail System Ltd.	18,385	157,877
	Titan Co. Ltd.	22,110	1,131,097
	Torrent Pharmaceuticals Ltd.	26,811	1,444,745
	Torrent Power Ltd.	20,839	307,657
	Tourism Finance Corp. of India Ltd.	96,705	103,110
*	Transformers & Rectifiers India Ltd.	19,366	60,085
	Transport Corp. of India Ltd.	8,722	85,112
	Trent Ltd.	21,849	686,968
	Trident Ltd.	136,739	35,440
	Triveni Engineering & Industries Ltd.	17,984	41,854
	Triveni Power Transmission Ltd.	5,994	34,215
	Triveni Turbine Ltd.	29,732	187,635
	TTK Prestige Ltd.	2,324	15,610
	Tube Investments of India Ltd.	5,902	170,066
	TVS Holdings Ltd.	1,718	264,563
	TVS Motor Co. Ltd.	29,012	1,310,100
	TVS Srichakra Ltd.	949	39,194
*	TVS Supply Chain Solutions Ltd.	15,224	21,531
	Uflex Ltd.	6,328	31,163
*Ω	Ujjivan Small Finance Bank Ltd.	300,377	225,927
	UltraTech Cement Ltd.	3,233	402,541
*	Unichem Laboratories Ltd.	5,682	30,660
	Union Bank of India Ltd.	270,127	483,343

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Uniparts India Ltd.	2,088	$15,921
	United Spirits Ltd.	18,489	293,592
	Universal Cables Ltd.	2,315	32,769
	UNO Minda Ltd.	21,765	269,084
	UPL Ltd.	35,894	226,715
	Usha Martin Ltd.	50,511	263,014
	UTI Asset Management Co. Ltd.	10,570	99,931
*	Utkarsh Small Finance Bank Ltd.	155,052	23,865
*	V2 Retail Ltd.	48,000	109,636
	VA Tech Wabag Ltd.	14,680	303,566
	Vadilal Industries Ltd.	1,081	81,853
	Vaibhav Global Ltd.	15,270	42,699
*	Valor Estate Ltd.	35,630	42,132
	Vardhman Special Steels Ltd.	5,501	17,522
	Vardhman Textiles Ltd.	32,742	200,925
Ω	Varroc Engineering Ltd.	15,837	112,999
	Varun Beverages Ltd.	119,900	552,717
	Vedant Fashions Ltd.	2,659	11,513
*	Vedanta Aluminium Metal Ltd.	195,669	931,025
*	Vedanta Iron & Steel Ltd.	195,669	66,197
	Vedanta Ltd.	195,669	543,426
*	Vedanta Power Ltd.	195,669	70,750
	Veedol Corp. Ltd.	2,717	39,986
	Venky's India Ltd.	1,463	23,137
Ω	Venus Pipes & Tubes Ltd.	706	12,449
*	Veranda Learning Solutions Ltd.	8,801	24,153
	Vesuvius India Ltd.	18,770	87,123
	V-Guard Industries Ltd.	36,064	118,927
	Vijaya Diagnostic Centre Ltd.	9,512	134,211
	Vimta Labs Ltd.	4,408	28,051
	Vinati Organics Ltd.	1,695	23,108
	Vindhya Telelinks Ltd.	1,005	21,021
	Vintage Coffee & Beverages Ltd.	18,364	28,656
	Vishnu Chemicals Ltd.	7,611	48,630
*	V-Mart Retail Ltd.	3,860	31,198
*	Vodafone Idea Ltd.	1,826,771	249,283
	Voltamp Transformers Ltd.	1,441	150,196
	Voltas Ltd.	15,564	215,653
	VRL Logistics Ltd.	14,136	39,263
	VST Industries Ltd.	13,051	30,301
	VST Tillers Tractors Ltd.	863	40,187
*	Waaree Renewable Technologies Ltd.	2,992	28,612
	Welspun Corp. Ltd.	29,269	506,054
		Shares	Value»
INDIA — (Continued)
	Welspun Enterprises Ltd.	16,502	$102,847
	Welspun Living Ltd.	42,363	69,134
	West Coast Paper Mills Ltd.	9,442	56,409
	Wheels India Ltd.	3,070	45,265
	Whirlpool of India Ltd.	7,219	60,676
	Wipro Ltd.	244,343	471,551
*	Wockhardt Ltd.	15,559	319,294
	Wonderla Holidays Ltd.	8,872	44,317
*	Yatra Online Ltd.	21,749	24,298
*	Yes Bank Ltd.	1,772,879	423,058
	Zee Entertainment Enterprises Ltd.	150,045	179,488
	Zensar Technologies Ltd.	24,801	131,930
	ZF Commercial Vehicle Control Systems India Ltd.	3,438	87,206
	Zydus Lifesciences Ltd.	36,781	433,563
	Zydus Wellness Ltd.	22,273	135,329
TOTAL INDIA			204,995,839
INDONESIA — (0.7%)
	AKR Corporindo Tbk. PT	1,121,400	91,472
	Alamtri Minerals Indonesia Tbk. PT	563,200	47,331
	Alamtri Resources Indonesia Tbk. PT	1,239,600	169,476
*	Allo Bank Indonesia Tbk. PT	627,700	33,075
	Aneka Tambang Tbk. PT	1,208,300	192,563
	Aspirasi Hidup Indonesia Tbk. PT	531,400	10,625
	Astra Agro Lestari Tbk. PT	41,700	15,906
	Astra International Tbk. PT	843,500	239,622
	Astra Otoparts Tbk. PT	250,300	38,307
*	Astrindo Nusantara Infrastructure Tbk. PT	4,196,000	32,756
	Asuransi Tugu Pratama Indonesia Tbk. PT	456,500	30,901
	Avia Avian Tbk. PT	597,100	10,762
	Bank Amar Indonesia Tbk. PT	830,585	10,186
*	Bank Artha Graha Internasional Tbk. PT	1,050,800	8,173

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Central Asia Tbk. PT	1,733,900	$607,688
*	Bank Ganesha Tbk. PT	3,183,400	20,151
	Bank Mandiri Persero Tbk. PT	1,106,800	257,519
*	Bank Mayapada International Tbk. PT	2,445,328	26,638
	Bank Maybank Indonesia Tbk. PT	1,456,300	15,457
	Bank OCBC Nisp Tbk. PT	1,495,500	107,173
	Bank Syariah Indonesia Persero Tbk. PT	584,549	59,044
*	Bank Tabungan Negara Persero Tbk. PT	1,325,012	89,226
*	Barito Pacific Tbk. PT	472,863	48,106
	BISI International Tbk. PT	429,800	15,763
*	Buana Lintas Lautan Tbk. PT	4,867,500	122,092
	Bukit Asam Persero Tbk. PT	813,300	105,055
*	Bumi Resources Minerals Tbk. PT	1,744,500	54,046
*	Bumi Resources Tbk. PT	5,504,700	50,128
*	Bumi Serpong Damai Tbk. PT	421,600	13,343
*	Capital Financial Indonesia Tbk. PT	800,300	81,531
	Cisarua Mountain Dairy Tbk. PT	234,700	60,134
	Dayamitra Telekomunikasi PT	429,700	11,043
	Dharma Satya Nusantara Tbk. PT	1,231,100	91,433
	Elang Mahkota Teknologi Tbk. PT	2,584,600	75,980
	Elnusa Tbk. PT	1,310,000	50,581
*	Energi Mega Persada Tbk. PT	7,812,600	561,684
	ESSA Industries Indonesia Tbk. PT	1,841,100	65,413
	Gajah Tunggal Tbk. PT	597,000	40,699
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	34,679
	Golden Energy Mines Tbk. PT	100,200	36,046
	Gudang Garam Tbk. PT	92,400	97,514
*	Harum Energy Tbk. PT	241,900	11,239
		Shares	Value»
INDONESIA — (Continued)
*	Impack Pratama Industri Tbk. PT	2,312,800	$197,568
	Indah Kiat Pulp & Paper Tbk. PT	495,600	230,379
	Indika Energy Tbk. PT	759,200	110,696
	Indo Tambangraya Megah Tbk. PT	65,000	88,738
	Indocement Tunggal Prakarsa Tbk. PT	41,600	10,792
	Indofood CBP Sukses Makmur Tbk. PT	95,000	36,818
	Indofood Sukses Makmur Tbk. PT	444,000	171,893
	Indomobil Sukses Internasional Tbk. PT	270,700	12,815
	Indosat Tbk. PT	642,300	67,589
	Japfa Comfeed Indonesia Tbk. PT	2,336,300	279,544
	Jasa Marga Persero Tbk. PT	161,100	24,532
	Kalbe Farma Tbk. PT	1,605,500	64,480
	Kawasan Industri Jababeka Tbk. PT	7,745,900	55,903
	Map Aktif Adiperkasa PT	2,552,600	92,255
*	MD Entertainment Tbk. PT	13,750	808
	Medco Energi Internasional Tbk. PT	2,934,200	209,272
*	Media Nusantara Citra Tbk. PT	1,098,400	12,803
*	Merdeka Battery Materials Tbk. PT	4,921,900	137,422
*	Merdeka Copper Gold Tbk. PT	499,542	75,167
*	Metro Healthcare Indonesia Tbk. PT	6,326,800	149,321
	Metrodata Electronics Tbk. PT	1,558,100	43,826
	Metropolitan Kentjana Tbk. PT	7,800	9,442
	Midi Utama Indonesia Tbk. PT	1,078,200	16,992
	Mitra Pinasthika Mustika Tbk. PT	572,200	32,062
*	MNC Digital Entertainment Tbk. PT	1,198,800	26,668
	Nusantara Sawit Sejahtera Tbk	741,000	45,568
	Pabrik Kertas Tjiwi Kimia Tbk. PT	374,200	133,896
*	Pacific Strategic Financial Tbk. PT	783,300	28,799
	Pam Mineral Tbk. PT	403,700	10,684

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Paninvest Tbk. PT	361,900	$14,573
	Pantai Indah Kapuk Dua Tbk. PT	48,227	16,669
	Perusahaan Gas Negara Persero Tbk. PT	930,500	77,535
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	526,800	41,796
*	Petrindo Jaya Kreasi Tbk. PT	1,711,000	62,249
*	Petrosea Tbk. PT	679,500	176,132
	Puradelta Lestari Tbk. PT	1,614,800	13,262
	Rukun Raharja Tbk. PT	939,000	46,060
	Salim Ivomas Pratama Tbk. PT	923,900	31,563
	Samudera Indonesia Tbk. PT	1,613,900	26,826
*	Sarana Meditama Metropolitan Tbk. PT	868,900	14,273
	Sarana Menara Nusantara Tbk. PT	475,300	10,644
	Sariguna Primatirta Tbk. PT	1,693,600	36,363
	Selamat Sempurna Tbk. PT	627,300	62,425
	Semen Indonesia Persero Tbk. PT	571,354	46,369
	Soechi Lines Tbk. PT	411,500	9,932
	Steel Pipe Industry of Indonesia PT	1,086,800	26,525
	Sumber Alfaria Trijaya Tbk. PT	1,064,300	78,269
	Sumber Tani Agung Resources Tbk. PT	1,108,300	66,567
	Summarecon Agung Tbk. PT	796,800	14,434
	Surya Citra Media Tbk. PT	3,008,900	34,746
	Surya Semesta Internusa Tbk. PT	1,625,200	148,920
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	3,500	51,310
	Tempo Scan Pacific Tbk. PT	214,000	34,198
	Timah Persero Tbk. PT	964,400	202,684
	Total Bangun Persada Tbk. PT	195,700	12,402
	Transcoal Pacific Tbk. PT	175,600	49,333
		Shares	Value»
INDONESIA — (Continued)
	Trimegah Bangun Persada Tbk. PT	1,516,100	$75,301
	Triputra Agro Persada PT	1,702,000	165,377
	United Tractors Tbk. PT	242,100	323,083
	Vale Indonesia Tbk. PT	479,701	139,415
*††	Waskita Karya Persero Tbk. PT	2,217,700	4,669
*††	Wijaya Karya Persero Tbk. PT	3,300,100	7,015
	XLSMART Telecom Sejahtera Tbk. PT	2,278,104	308,487
TOTAL INDONESIA			8,546,698
KUWAIT — (1.0%)
	A'ayan Leasing & Investment Co. KSCP	249,656	231,745
	A'ayan Real Estate Co. SAK	38,506	24,284
*	Acico Industries Co. KSC	130,042	239,996
	Agility Public Warehousing Co. KSCC	449,632	213,119
	Al Ahli Bank of Kuwait KSCP	214,416	186,218
*	Al Argan International Real Estate Co. KSCP	90,570	33,770
††	Al-Eid Food KSC	63,926	8,471
	Ali Alghanim Sons Automotive Co. KSCC	50,844	147,179
*	Alimtiaz Group holding Co. K.S.C.P	88,003	20,958
††	Arabi Group Holding KSC	39,880	9,280
	Arkan Al-Kuwait Real Estate Co. KSC	11,183	10,688
	Arzan Financial Group for Financing & Investment KPSC	200,469	204,698
*	Asiya Capital Investments Co. KSCP	209,724	29,820
	Boubyan Bank KSCP	25,633	53,405
	Boubyan Petrochemicals Co. KSCP	134,174	267,485
	Boursa Kuwait Securities Co. KPSC	27,189	246,596
	Burgan Bank SAK	225,167	136,861

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	41,610	$126,978
	Commercial Facilities Co. SAKP	133,493	116,780
	Commercial Real Estate Co. KSC	312,335	195,423
*	Digitus Group for Digital Infrastructure Data Centers & Communications KSCP	6,475	33,858
*	First Investment Co. KSCP	184,041	77,060
	Gulf Bank KSCP	340,131	386,867
	Gulf Cables & Electrical Industries Group Co. KSCP	44,177	239,056
	Heavy Engineering & Ship Building Co. KSCP, Class B	44,491	96,891
	Humansoft Holding Co. KSC	14,734	114,012
*	IFA Hotels & Resorts-KPSC	9,425	17,940
	Integrated Holding Co. KCSC	74,021	100,629
*	JTC Logistics Transportation & Stevedoring Co. KSCP	9,769	13,462
	KAMCO Investment Co. KSC	19,327	12,755
	Kuwait Cement Co. KSC	136,339	173,858
	Kuwait Finance House KSCP	895,680	2,272,239
	Kuwait Financial Centre SAK	119,480	51,471
	Kuwait Insurance Co. SAK	15,258	22,866
	Kuwait International Bank KSCP	249,033	205,394
	Kuwait Investment Co. SAK	47,088	27,964
*	Kuwait Real Estate Co. KSC	211,601	226,733
	Kuwait Telecommunications Co.	79,080	160,655
	Mabanee Co. KPSC	107,928	323,856
	Mezzan Holding Co. KSCC	34,262	120,426
	Mobile Telecommunications Co. KSCP	577,716	1,115,815
		Shares	Value»
KUWAIT — (Continued)
	Munshaat Real Estate Projects Co. KSCP	19,944	$14,406
	National Bank of Kuwait SAKP	530,940	1,473,738
	National Industries Co. KSC	12,505	10,966
	National Industries Group Holding SAK	312,648	230,316
	National Investments Co. KSCP	237,321	196,963
	Oula Fuel Marketing Co.	64,395	66,674
*	Privatization Holding Co. KSCP	69,725	31,482
*	Rasiyat Holding Co.	31,833	66,732
	Real Estate Facilities Co.	4,004	2,976
	Salhia Real Estate Co. KSCP	76,330	94,121
*	Securities House KSC	62,048	16,974
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	85,329	40,073
	Specialities Group Holding Co. KSCC, Class C	42,118	36,866
††	Sultan Center Food Products Co. KSC	27,711	1,612
*	United Real Estate Co. SAKP	72,500	66,163
	Warba Bank KSCP	1,419,080	1,282,364
TOTAL KUWAIT			11,929,987
MALAYSIA — (1.6%)
	99 Speed Mart Retail Holdings Bhd.	111,100	99,495
#	Able Global Bhd.	78,300	29,741
#	Aeon Co. M Bhd.	197,600	50,764
	AEON Credit Service M Bhd.	77,200	105,910
#	AFFIN Bank Bhd.	147,133	79,625
	Ajinomoto Malaysia Bhd.	7,800	35,989
	Alliance Bank Malaysia Bhd.	199,041	231,927
	Allianz Malaysia Bhd.	24,800	127,306
	AME Elite Consortium Bhd.	76,900	25,806
	AMMB Holdings Bhd. (AMM MK)	399,000	660,834
	Ancom Nylex Bhd.	213,974	46,053
*	Astro Malaysia Holdings Bhd.	154,300	2,434
	Aumas Resources Bhd.	162,200	13,531

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Axiata Group Bhd.	300,500	$146,001
	Bank Islam Malaysia Bhd.	211,200	109,986
	Batu Kawan Bhd.	20,200	103,880
#*	Berjaya Corp. Bhd.	977,502	59,977
#*	Berjaya Property Bhd.	228,300	14,266
#*	Bermaz Auto Bhd.	123,200	29,367
	British American Tobacco Malaysia Bhd.	20,900	24,441
*	Bumi Armada Bhd.	675,900	58,995
	Bursa Malaysia Bhd.	57,500	120,939
	Cahya Mata Sarawak Bhd.	136,900	35,211
*	Capital A Bhd.	445,100	40,181
	Carlsberg Brewery Malaysia Bhd., Class B	18,100	70,500
	CCK Consolidated Holdings Bhd.	67,900	18,641
	CelcomDigi Bhd.	198,800	145,050
#*	Chin Hin Group Bhd.	145,500	74,792
	CIMB Group Holdings Bhd.	850,112	1,641,726
#	Crescendo Corp. Bhd.	85,000	25,972
#	Dayang Enterprise Holdings Bhd.	230,900	90,517
	Dialog Group Bhd.	354,700	172,294
	DRB-Hicom Bhd.	79,200	18,962
#	Duopharma Biotech Bhd.	97,044	28,978
	Dutch Lady Milk Industries Bhd.	3,400	26,644
#	DXN Holdings Bhd.	372,300	42,304
	Eastern & Oriental Bhd.	73,300	13,426
	Eco World Development Group Bhd.	184,900	93,251
#	EG Industries Bhd.	94,200	42,325
#	Farm Fresh Bhd.	220,900	120,963
	Fraser & Neave Holdings Bhd.	18,000	122,383
	Frontken Corp. Bhd.	306,200	389,655
#	Gamuda Bhd.	181,320	189,451
#	Gas Malaysia Bhd.	53,200	68,094
	Genting Bhd.	180,400	93,568
	Genting Malaysia Bhd.	201,700	86,247
#	Genting Plantations Bhd.	112,400	158,460
*	Greatech Technology Bhd.	38,600	22,382
	Guan Chong Bhd.	207,833	60,801
#	HAP Seng Consolidated Bhd.	81,700	55,409
	Hap Seng Plantations Holdings Bhd.	105,700	64,005
		Shares	Value»
MALAYSIA — (Continued)
#	Heineken Malaysia Bhd.	19,000	$88,990
#	Hextar Global Bhd.	403,104	75,994
	Hibiscus Petroleum Bhd.	107,600	51,261
	Hong Leong Bank Bhd.	13,700	73,918
	Hong Leong Financial Group Bhd.	22,400	101,509
#	Hong Leong Industries Bhd.	19,600	84,911
	Hup Seng Industries Bhd.	112,000	25,899
	IHH Healthcare Bhd.	99,900	204,252
	IJM Corp. Bhd.	287,200	168,788
	Inari Amertron Bhd.	113,400	61,415
	Insas Bhd.	57,200	12,595
	IOI Corp. Bhd.	85,200	92,303
	IOI Properties Group Bhd.	226,400	209,938
	ITMAX SYSTEM Bhd.	74,100	85,991
	Jaya Tiasa Holdings Bhd.	209,100	57,317
	Keck Seng Malaysia Bhd.	18,200	23,119
	Kelington Group Bhd.	129,400	262,502
	Kerjaya Prospek Group Bhd.	76,800	47,706
	Kim Loong Resources Bhd.	75,700	51,953
	Kimlun Corp. Bhd.	42,700	10,176
*	Kinergy Advancement Bhd.	89,100	8,946
#	Kossan Rubber Industries Bhd.	221,800	56,933
	KPJ Healthcare Bhd.	267,400	202,928
#	KSL Holdings Bhd.	127,004	90,074
	Kuala Lumpur Kepong Bhd.	43,647	224,731
#	Lagenda Properties Bhd.	120,400	41,275
	LBS Bina Group Bhd.	73,800	7,670
#	Leong Hup International Bhd.	424,100	79,815
	Lianson Fleet Group Bhd.	113,000	44,566
#	LPI Capital Bhd.	84,400	310,102
	Magni-Tech Industries Bhd.	39,000	16,403
#	Magnum Bhd.	135,600	41,442
	Mah Sing Group Bhd.	359,600	91,440
#	Malakoff Corp. Bhd.	458,400	90,190
#	Malayan Banking Bhd.	368,800	983,217
#	Malayan Cement Bhd.	89,900	142,697
	Malayan Flour Mills Bhd.	162,200	25,427

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Smelting Corp. Bhd.	126,200	$60,986
	Malaysian Pacific Industries Bhd.	18,500	207,253
	Malaysian Resources Corp. Bhd.	528,500	40,097
#	Matrix Concepts Holdings Bhd.	338,925	100,213
	Maxis Bhd.	208,800	189,077
	MBSB Bhd.	767,200	119,264
	Mega First Corp. Bhd.	108,900	79,700
	MHC Plantations Bhd.	33,700	15,544
	Mi Technovation Bhd.	35,400	48,103
	MISC Bhd.	65,700	128,408
	MKH Bhd.	32,700	15,675
	MNRB Holdings Bhd.	136,500	89,729
Ω	Mr. DIY Group M Bhd.	553,000	213,712
	Nestle Malaysia Bhd.	3,700	91,582
††	Nylex Malaysia Bhd.	1,640	18
#	OCK Group Bhd.	270,500	24,836
	Oriental Holdings Bhd.	69,100	116,207
	OSK Holdings Bhd.	369,900	179,058
	Padini Holdings Bhd.	46,300	16,512
	Panasonic Manufacturing Malaysia Bhd.	5,200	7,432
#	Pantech Group Holdings Bhd.	133,700	21,107
	Pecca Group Bhd.	20,200	6,567
	Petron Malaysia Refining & Marketing Bhd.	9,400	7,777
	Petronas Chemicals Group Bhd.	142,000	166,547
	Petronas Dagangan Bhd.	36,100	172,325
#	Petronas Gas Bhd.	38,400	164,820
	Pharmaniaga Bhd.	117,820	34,044
	PPB Group Bhd.	39,700	91,208
#	Press Metal Aluminium Holdings Bhd.	263,900	512,293
	Public Bank Bhd.	717,300	906,825
	QL Resources Bhd.	225,700	220,794
#*	Ranhill Utilities Bhd.	83,268	41,379
	RHB Bank Bhd.	187,788	392,772
	Sam Engineering & Equipment M Bhd.	20,000	22,266
	Sarawak Oil Palms Bhd.	112,700	140,719
	Sarawak Plantation Bhd.	13,500	14,081
#	Scientex Bhd.	169,000	153,106
	SD Guthrie Bhd.	229,000	368,077
	Sime Darby Bhd.	618,700	326,745
#	Sime Darby Property Bhd.	535,900	176,609
	Southern Cable Group Bhd.	109,500	61,285
		Shares	Value»
MALAYSIA — (Continued)
#	SP Setia Bhd. Group	457,700	$104,098
#	Sports Toto Bhd.	129,962	42,961
	Sunway Bhd.	81,200	104,769
	Sunway Construction Group Bhd.	55,500	107,456
*	Sunway Healthcare Holdings Bhd., Class B	5,380	2,538
#	Syarikat Takaful Malaysia Keluarga Bhd.	96,400	75,505
	Ta Ann Holdings Bhd.	86,100	120,089
	Telekom Malaysia Bhd.	94,546	179,258
	Tenaga Nasional Bhd.	98,000	350,102
	Teo Seng Capital Bhd.	144,400	32,557
#	Thong Guan Industries Bhd.	30,400	11,095
#	TIME dotCom Bhd.	124,400	182,672
	Top Glove Corp. Bhd.	1,137,600	185,150
*	Tropicana Corp. Bhd.	394,700	117,063
	TSH Resources Bhd.	171,600	49,105
#	Uchi Technologies Bhd.	61,700	42,263
	UEM Sunrise Bhd.	365,100	52,671
	Unisem M Bhd.	88,500	98,444
	United Plantations Bhd.	32,650	269,799
#	UOA Development Bhd.	169,300	70,479
	Velesto Energy Bhd.	1,591,500	97,135
	ViTrox Corp. Bhd.	43,800	92,849
	VS Industry Bhd.	632,200	35,557
	Wasco Bhd.	97,700	16,863
*	WCT Holdings Bhd.	298,300	28,759
#	Wellcall Holdings Bhd.	73,500	20,492
	Westports Holdings Bhd.	72,605	126,522
#	Yinson Holdings Bhd.	320,286	152,737
	YTL Corp. Bhd.	558,240	264,454
	YTL Power International Bhd.	213,580	218,230
#	Zetrix Ai Bhd.	1,493,140	271,651
TOTAL MALAYSIA			19,705,927
MEXICO — (2.2%)
*	Alpek SAB de CV	212,887	158,195
	Alsea SAB de CV	111,845	272,259
	America Movil SAB de CV (2228390D US), ADR	71,241	1,805,959
	America Movil SAB de CV (AMXB MM)	172,148	218,670
	Arca Continental SAB de CV	33,501	382,642
	Axtel SAB de CV	286,246	43,963
Ω	Banco del Bajio SA	280,753	932,898

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Becle SAB de CV	40,245	$36,319
	Bolsa Mexicana de Valores SAB de CV	104,796	233,256
	Cemex SAB de CV (CEMEXCPO MM)	35,664	42,296
	Cemex SAB de CV (CX US), Sponsored ADR	142,334	1,682,388
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	36,990	401,391
	Consorcio ARA SAB de CV	105,588	30,421
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	187,495	146,688
	Corp. Inmobiliaria Vesta SAB de CV	154,650	534,504
	Corporativo Fragua SAB de CV	1,253	35,449
	El Puerto de Liverpool SAB de CV, Class C1	22,920	137,537
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	33,531	429,701
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	2,039	260,972
	GCC SAB de CV	52,999	608,741
#	Genomma Lab Internacional SAB de CV, Class B	164,496	139,332
	Gentera SAB de CV	397,356	922,526
#	Gruma SAB de CV, Class B	24,637	367,332
#	Grupo Aeroportuario del Centro Norte SAB de CV	69,425	926,161
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	37,078
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,058	1,099,356
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,437	396,066
#	Grupo Bimbo SAB de CV	208,833	748,541
#	Grupo Carso SAB de CV	27,152	231,520
		Shares	Value»
MEXICO — (Continued)
#	Grupo Comercial Chedraui SA de CV	33,869	$176,429
	Grupo Financiero Banorte SAB de CV, Class O	233,403	2,690,411
	Grupo Financiero Inbursa SAB de CV, Class O	184,616	475,730
	Grupo Herdez SAB de CV	49,384	147,729
	Grupo Industrial Saltillo SAB de CV	47,090	33,035
	Grupo Mexico SAB de CV	191,892	2,307,756
*	Grupo Nutrisa SAB de CV	49,384	9,552
*	Grupo Televisa SAB (TLEVICPO MM)	275,972	155,996
#*Ω	Grupo Traxion SAB de CV	31,744	21,609
	Industrias Penoles SAB de CV	37,136	1,707,512
	Kimberly-Clark de Mexico SAB de CV, Class A	217,723	505,227
	La Comer SAB de CV	89,769	177,366
	Megacable Holdings SAB de CV	365,171	1,232,804
*Ω	Nemak SAB de CV	664,737	112,072
*	Ollamani SAB	13,139	58,042
	Operadora De Sites Mexicanos SAB de CV, Class A-1	223,272	222,892
*	Orbia Advance Corp. SAB de CV	76,323	107,922
#*	Promotora de Hoteles Norte 19 SAB de CV	68,246	22,460
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	45,684	723,896
#	Qualitas Controladora SAB de CV	44,238	403,620
	Regional SAB de CV	94,937	781,225
#*	Sitios Latinoamerica SAB de CV	183,507	65,374
*	Vista Energy SAB de CV (VIST US), ADR	14,353	1,011,169
	Wal-Mart de Mexico SAB de CV	182,912	531,854
TOTAL MEXICO			26,943,843

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	3,419	$40,344
	Credicorp Ltd.	4,010	1,606,326
	Intercorp Financial Services, Inc.	2,254	131,431
TOTAL PERU			1,778,101
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	117,800	68,317
	Aboitiz Power Corp.	79,900	55,816
	ACEN Corp.	1,091,587	51,907
	Alliance Global Group, Inc.	521,400	73,243
	Apex Mining Co., Inc.	741,400	172,174
	Asia United Bank Corp.	18,940	14,973
*	Atlas Consolidated Mining & Development Corp.	193,200	42,200
	Ayala Land, Inc.	742,600	204,546
*	AyalaLand Logistics Holdings Corp.	199,500	3,984
	Bank of the Philippine Islands	107,491	179,559
	BDO Unibank, Inc.	148,492	301,012
*	Bloomberry Resorts Corp.	738,000	25,603
*	Cebu Air, Inc.	91,800	43,110
	Century Pacific Food, Inc.	202,900	103,778
	China Banking Corp.	192,420	166,901
	Converge Information & Communications Technology Solutions, Inc.	222,200	39,063
	Cosco Capital, Inc.	413,300	55,994
	D&L Industries, Inc.	194,000	10,923
	DigiPlus Interactive Corp.	179,100	28,553
	DMCI Holdings, Inc.	571,000	68,072
*	DoubleDragon Corp.	84,700	16,482
	East West Banking Corp.	63,100	12,172
	Emperador, Inc.	122,400	31,450
	First Philippine Holdings Corp.	7,400	11,233
	Ginebra San Miguel, Inc.	13,660	59,483
	Globe Telecom, Inc.	2,234	66,053
	GT Capital Holdings, Inc.	11,170	88,419
	International Container Terminal Services, Inc.	65,650	1,030,937
	JG Summit Holdings, Inc.	361,120	130,751
		Shares	Value»
PHILIPPINES — (Continued)
	Jollibee Foods Corp.	35,760	$86,831
	Keepers Holdings, Inc.	1,422,000	46,255
	LT Group, Inc.	313,700	75,046
	Manila Electric Co.	12,020	94,331
	Manila Water Co., Inc.	228,600	132,497
	Megaworld Corp.	1,534,000	55,531
	Metropolitan Bank & Trust Co.	186,150	199,345
Ω	Monde Nissin Corp.	192,800	21,769
	Nickel Asia Corp.	990,200	62,248
	Petron Corp.	604,000	23,835
	Philex Mining Corp.	383,800	56,725
	Philippine National Bank	104,500	106,318
	Philippine Seven Corp.	50,400	27,891
	PLDT, Inc. (TEL PM)	6,060	120,484
	Puregold Price Club, Inc.	221,000	148,122
	Robinsons Land Corp.	338,600	94,495
	San Miguel Corp.	85,370	93,324
	SM Investments Corp.	3,830	37,096
	SM Prime Holdings, Inc.	148,400	44,358
	STI Education Systems Holdings, Inc.	433,000	8,544
	Synergy Grid & Development Phils, Inc.	228,900	106,406
	Union Bank of the Philippines	113,493	46,507
	Universal Robina Corp.	84,780	81,775
	Vista Land & Lifescapes, Inc.	439,000	6,884
	Wilcon Depot, Inc.	380,600	35,747
TOTAL PHILIPPINES			4,969,072
POLAND — (1.8%)
	AB SA	3,601	129,537
*	Action SA	2,226	26,673
	Alior Bank SA	33,919	1,251,662
*Ω	Allegro.eu SA	54,220	653,143
	Apator SA	3,694	26,070
	ASBISc Enterprises PLC	10,427	302,385
	Asseco Poland SA	9,019	483,038
	Asseco South Eastern Europe SA	5,581	109,320
	Auto Partner SA	15,861	122,418
	Bank Handlowy w Warszawie SA	7,894	257,468
*	Bank Millennium SA	37,418	206,785
*	Bank Ochrony Srodowiska SA	4,752	13,075
	Bank Polska Kasa Opieki SA	20,548	1,354,417

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Benefit Systems SA	620	$898,605
	BNPP Bank Polska SA	3,679	153,069
	Budimex SA	1,891	366,760
	CD Projekt SA	1,225	81,940
#*	CI Games SA	24,604	16,474
*	Cognor Holding SA	38,261	65,859
	Cyber Folks SA	1,233	63,368
#*	Cyfrowy Polsat SA	70,997	324,230
#*	Datawalk SA	1,221	44,978
	Develia SA	136,559	386,137
	Diagnostyka SA	1,137	50,631
*Ω	Dino Polska SA	23,340	200,126
	Dom Development SA	1,847	126,762
	Echo Investment SA	14,488	19,046
	Elektrotim SA	948	15,323
	Enea SA	95,313	501,377
*	Grupa Azoty SA	8,294	43,644
	Grupa Kety SA	2,170	727,103
*Ω	HUUUGE, Inc.	9,941	60,133
#	ING Bank Slaski SA	5,285	626,969
	Inter Cars SA	2,098	525,002
#*	Jastrzebska Spolka Weglowa SA	10,931	73,327
	KGHM Polska Miedz SA	4,285	355,202
	KRUK SA	4,728	539,403
#	LPP SA	91	529,336
*	mBank SA	2,317	840,103
	Mirbud SA	37,238	120,470
	Mo-BRUK SA	750	76,180
#*	Modivo SA	4,923	122,362
*	Mostostal Zabrze SA	2,972	4,893
	Neuca SA	274	56,598
#	Newag SA	2,565	61,013
	Orange Polska SA	76,245	311,334
	ORLEN SA	68,949	2,735,985
	Pepco Group NV	24,000	295,638
*	PGE Polska Grupa Energetyczna SA	226,710	612,725
*	PKP Cargo SA	17,804	48,789
	PlayWay SA	453	29,465
#*	Polimex-Mostostal SA	12,657	21,895
	Powszechna Kasa Oszczednosci Bank Polski SA	59,013	1,767,609
	Powszechny Zaklad Ubezpieczen SA	41,083	782,369
#	Rainbow Tours SA	1,905	73,651
	Santander Bank Polska SA	1,816	358,035
#*	Syn2bio SA	1,477	26,784
	Synektik SA	1,477	142,897
	Tauron Polska Energia SA	388,284	937,783
	TEN Square Games SA	1,121	32,123
	Torpol SA	2,017	39,010
		Shares	Value»
POLAND — (Continued)
	Unimot SA	1,602	$71,972
	Votum SA	2,696	32,283
*	VRG SA	12,611	18,886
	Warsaw Stock Exchange	2,764	74,093
#Ω	XTB SA	11,049	440,543
*	Zabka Group SA	46,824	399,071
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	13,094
*	Zespol Elektrowni Patnow Adamow Konin SA	4,499	21,089
TOTAL POLAND			22,299,537
QATAR — (0.7%)
	Aamal Co.	352,907	68,045
	Ahli Bank QSC	36,879	39,277
	Al Khaleej Takaful Group QSC	81,839	64,800
	Al Meera Consumer Goods Co. QSC	22,614	83,467
	Al Rayan Bank	203,530	111,198
	Alijarah Holding Co. QPSC	111,421	20,809
*	Baladna	249,267	84,189
	Barwa Real Estate Co.	247,673	158,561
	Commercial Bank PSQC	374,866	423,466
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	13,346
	Doha Bank QPSC	937,223	745,198
	Doha Insurance Co. QSC	51,942	41,438
	Dukhan Bank	100,581	89,759
*	Estithmar Holding QPSC	94,924	109,853
	Gulf International Services QSC	381,543	190,573
	Gulf Warehousing Co.	25,802	16,592
	Industries Qatar QSC	22,071	64,044
	Lesha Bank LLC	300,363	230,593
	Mannai Corp. QSC	36,200	48,483
*	Mazaya Real Estate Development QPSC	415,893	62,954
	Medicare Group	75,589	114,091
	Meeza QSTP LLC	36,066	31,658
	Mesaieed Petrochemical Holding Co.	563,777	169,515
	Nebras Energy	26,838	108,909
	Ooredoo QPSC	145,622	500,122
	Qatar Aluminum Manufacturing Co.	907,132	353,873

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	30,978	$118,170
	Qatar Gas Transport Co. Ltd.	226,156	257,015
	Qatar Industrial Manufacturing Co. QSC	88,358	52,987
	Qatar Insurance Co. SAQ	197,295	104,024
	Qatar International Islamic Bank QSC	91,524	272,325
	Qatar Islamic Bank QPSC	54,107	323,115
	Qatar Islamic Insurance Group	34,156	74,835
	Qatar National Bank QPSC	637,989	2,906,239
	Qatar Navigation QSC	149,005	404,936
	QLM Life & Medical Insurance Co. WLL	21,504	12,503
	Salam International Investment Ltd. QSC	205,910	41,665
	United Development Co. QSC	429,216	94,063
	Vodafone Qatar PQSC	647,036	459,724
	Zad Holding Co.	30,463	104,327
TOTAL QATAR			9,170,741
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0
SAUDI ARABIA — (2.8%)
	Abdullah Al Othaim Markets Co.	54,507	74,737
*	ACWA Power Co.	9,938	497,925
	Ades Holding Co.	65,100	288,982
*	Advanced Building Industries Co.	7,044	50,411
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Advanced Petrochemical Co.	13,909	$81,564
	Al Babtain Power & Telecommunication Co.	12,740	179,709
	Al Hammadi Holding	12,858	88,890
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,810	30,555
	Al Jouf Agricultural Development Co.	3,586	39,584
*	Al Jouf Cement Co.	9,117	11,700
*	Al Khaleej Training & Education Co.	9,185	32,316
	Al Majed for Oud Co.	2,279	72,325
	Al Masane Al Kobra Mining Co.	4,633	90,528
	Al Rajhi Bank	221,952	3,704,105
	Al Taiseer Group TALCO Industrial Co.	1,300	11,326
*	Al Yamamah Steel Industries Co.	6,566	61,105
	Alamar Foods	3,889	38,333
	Alaseel Co.	32,612	30,916
	Al-Dawaa Medical Services Co.	3,977	43,112
	Aldrees Petroleum & Transport Services Co.	10,246	313,385
	Alinma Bank	122,328	762,199
	AlKhorayef Water & Power Technologies Co.	3,141	83,762
*	Allianz Saudi Fransi Cooperative Insurance Co.	6,301	20,717
	Almarai Co. JSC	61,766	762,631
	Almawarid Manpower Co.	2,092	58,896
	Arab National Bank	120,365	696,512
	Arabian Cement Co.	10,690	63,044
Ω	Arabian Centres Co.	29,287	121,727
	Arabian Contracting Services Co.	3,517	74,969
*	Arabian Drilling Co.	2,016	43,332
	Arabian Internet & Communications Services Co.	2,915	167,213
	Arabian Pipes Co.	19,099	31,459
	Arriyadh Development Co.	26,120	112,733
	Astra Industrial Group Co.	6,302	203,669
*	BAAN Holding Group Co.	74,917	40,039
	Bank AlBilad	78,994	518,033
	Bank Al-Jazira	88,641	287,336

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Banque Saudi Fransi	113,506	$598,589
*	Bawan Co.	7,075	64,307
	BinDawood Holding Co.	9,066	11,190
	Bupa Arabia for Cooperative Insurance Co.	5,458	228,661
	Catrion Catering Holding Co.	6,020	111,940
*	Chubb Arabia Cooperative Insurance Co.	3,860	17,035
	City Cement Co.	17,243	46,395
	Co. for Cooperative Insurance	9,303	303,940
	Dallah Healthcare Co.	3,390	95,159
*	Dar Al Arkan Real Estate Development Co.	91,241	447,455
	Dr. Sulaiman Al Habib Medical Services Group Co.	7,746	484,968
	East Pipes Integrated Co. for Industry	4,078	199,863
	Electrical Industries Co.	143,535	540,832
	Elm Co.	1,978	358,728
*	Emaar Economic City	4,572	11,502
	Etihad Etisalat Co.	90,666	1,502,376
	Etihad GO Telecom Co.	3,721	82,550
	First Milling Co.	2,120	28,894
	Fitaihi Holding Group	23,003	14,539
	Fourth Milling Co.	22,627	23,743
	Gulf Insurance Group	8,184	69,458
*	Gulf Union Cooperative Insurance Co.	4,050	14,624
*	Halwani Brothers Co.	1,342	11,143
*	Herfy Food Services Co.	5,665	20,687
*	Jabal Omar Development Co.	102,731	438,420
*	Jahez International Co.	21,994	66,160
	Jamjoom Pharmaceuticals Factory Co.	2,343	85,315
	Jarir Marketing Co.	71,287	316,485
*	L'Azurde Co. for Jewelry	5,525	15,220
	Leejam Sports Co. JSC	3,791	80,626
*	Lumi Rental Co.	5,135	38,470
	Maharah Human Resources Co.	76,717	107,536
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	17,635	$68,580
	Middle East Healthcare Co.	11,514	91,677
*	Middle East Paper Co.	9,691	41,035
	Middle East Pharmaceutical Co.	2,607	40,129
	Middle East Specialized Cables Co.	3,591	29,529
*	Mobile Telecommunications Co. Saudi Arabia	117,308	323,696
	Modern Mills Co.	3,864	30,078
	Mouwasat Medical Services Co.	15,486	257,118
	Nahdi Medical Co.	3,870	98,156
*	Najran Cement Co.	24,020	35,073
*	National Agriculture Development Co.	12,798	47,943
	National Co. for Glass Industries	2,778	26,859
	National Co. for Learning & Education	2,862	96,573
	National Gas & Industrialization Co.	1,421	24,184
*	National Industrialization Co., Class C	58,691	132,803
	National Medical Care Co.	3,700	111,654
*	Perfect Presentation For Commercial Services Co.	11,263	18,060
	Power & Water Utility Co. for Jubail & Yanbu	10,001	100,422
	Qassim Cement Co.	6,048	69,560
*	Rabigh Refining & Petrochemical Co.	60,045	238,381
*	Rasan Information Technology Co.	5,699	197,792
*	Red Sea International Co.	5,062	31,324
	Retal Urban Development Co.	42,996	116,843
	Riyad Bank	264,812	1,436,303
	Riyadh Cables Group Co.	3,996	106,351
	Riyadh Cement Co.	11,652	64,863
	SABIC Agri-Nutrients Co.	16,833	552,586
	Sahara International Petrochemical Co.	82,958	281,644

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	SAL Saudi Logistics Services	3,778	$174,406
*	Saudi Arabian Amiantit Co.	5,940	19,088
*	Saudi Arabian Mining Co.	53,159	802,897
Ω	Saudi Arabian Oil Co.	359,785	2,538,366
	Saudi Aramco Base Oil Co.	6,890	232,517
*	Saudi Automotive Services Co.	5,162	52,922
	Saudi Awwal Bank	100,765	910,465
	Saudi Basic Industries Corp.	7,788	103,131
	Saudi Ceramic Co.	5,658	36,245
	Saudi Chemical Co. Holding	105,570	227,828
	Saudi Co. For Hardware CJSC	2,726	15,984
	Saudi Energy Co.	88,943	402,440
	Saudi Ground Services Co.	18,036	130,047
	Saudi Industrial Investment Group	56,404	179,731
	Saudi Investment Bank	95,216	352,647
	Saudi Manpower Solutions Co.	37,974	63,155
*	Saudi Marketing Co.	3,443	11,405
	Saudi National Bank	228,646	2,392,646
	Saudi Paper Manufacturing Co.	5,104	94,074
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,609	105,305
*	Saudi Public Transport Co.	5,653	16,545
*	Saudi Real Estate Co.	28,976	123,040
*	Saudi Reinsurance Co.	16,246	103,660
*	Saudi Research & Media Group	5,650	89,346
	Saudi Steel Pipe Co.	4,750	59,620
	Saudi Tadawul Group Holding Co.	593	18,769
	Saudi Telecom Co.	209,130	2,404,369
	Saudia Dairy & Foodstuff Co.	3,338	180,898
	Savola Group	50,031	347,429
	Scientific & Medical Equipment House Co.	3,151	22,940
*	Seera Group Holding	50,750	274,730
*	Shams	6,957	27,967
	SHL Finance Co.	11,889	45,712
*	Sinad Holding Co.	4,871	10,468
		Shares	Value»
SAUDI ARABIA — (Continued)
	Southern Province Cement Co.	2,149	$10,644
	Sumou Real Estate Co.	3,091	20,959
	Sustained Infrastructure Holding Co.	16,431	156,855
	Tabuk Cement Co.	6,668	13,176
	Tamkeen Human Resources Co.	1,859	23,882
	Tanmiah Food Co.	785	11,282
	Theeb Rent A Car Co.	9,101	53,706
	United Electronics Co.	3,317	58,527
*	United International Holding Co.	5,158	40,475
	United International Transportation Co.	16,710	123,558
*	Walaa Cooperative Insurance Co.	12,339	31,324
*	Wataniya Insurance Co.	6,480	19,374
	Yamama Cement Co.	25,830	155,757
	Yanbu Cement Co.	9,225	36,712
	Yanbu National Petrochemical Co.	5,378	44,008
	Zahrat Al Waha For Trading Co., Class C	22,489	16,515
TOTAL SAUDI ARABIA			34,283,351
SOUTH AFRICA — (3.8%)
	Absa Group Ltd.	139,036	1,916,314
	Advtech Ltd.	152,451	439,463
	AECI Ltd.	28,556	215,878
	African Rainbow Minerals Ltd.	30,465	311,738
	Alexander Forbes Group Holdings Ltd.	90,998	40,087
	Altron Ltd., Class A	92,805	161,231
	Anglogold Ashanti PLC (AU US)	34,973	2,774,058
	Argent Industrial Ltd.	5,474	13,299
	Aspen Pharmacare Holdings Ltd.	77,768	702,150
	Astral Foods Ltd.	11,737	150,974
	AVI Ltd.	86,256	470,481
	Bid Corp. Ltd.	40,072	1,099,241
	Bidvest Group Ltd.	69,349	1,040,523
#	Blu Label Unlimited Group Ltd.	201,944	106,461
*	Brait PLC	830,859	115,107
	Capitec Bank Holdings Ltd.	3,725	1,063,618
	Cashbuild Ltd.	6,469	46,891
	Caxton & CTP Publishers & Printers Ltd.	20,139	14,625

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	City Lodge Hotels Ltd.	120,852	$31,690
	Clicks Group Ltd.	8,720	116,699
	Coronation Fund Managers Ltd.	45,251	116,265
	DataTec Ltd.	92,113	472,780
#Ω	Dis-Chem Pharmacies Ltd.	142,657	259,382
	Discovery Ltd.	49,921	793,937
	DRDGOLD Ltd. (DRD SJ)	50,000	102,234
	DRDGOLD Ltd. (DRD US), Sponsored ADR	10,492	214,247
	Exxaro Resources Ltd.	37,209	459,604
	Famous Brands Ltd.	13,845	44,566
	FirstRand Ltd.	283,129	1,693,273
	Fortress Real Estate Investments Ltd., Class B	69,886	107,285
	Foschini Group Ltd.	59,998	206,458
	Gold Fields Ltd. (GFI US), Sponsored ADR	77,236	2,503,991
	Grindrod Ltd.	216,934	350,872
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	761,547
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	56,261	886,111
	Hudaco Industries Ltd.	9,324	108,717
	Impala Platinum Holdings Ltd.	93,021	1,014,507
	Investec Ltd.	24,135	208,782
	Invicta Holdings Ltd.	5,930	13,193
*	iOCO Ltd.	151,111	35,173
	JSE Ltd.	20,350	185,502
*	KAP Ltd.	387,667	62,949
	Kumba Iron Ore Ltd.	12,126	192,468
	Lewis Group Ltd.	13,284	71,536
	Life Healthcare Group Holdings Ltd.	329,733	225,897
	Merafe Resources Ltd.	305,519	24,665
	Momentum Group Ltd.	528,502	1,315,879
	Motus Holdings Ltd.	55,947	356,263
	Mpact Ltd.	18,342	19,794
	Mr. Price Group Ltd.	17,107	176,164
	MTN Group Ltd.	235,735	2,922,423
*	Nampak Ltd.	2,808	74,934
	Naspers Ltd., Class N	35,147	1,846,716
	Nedbank Group Ltd.	67,453	1,141,007
	NEPI Rockcastle NV	56,387	519,036
	Netcare Ltd.	369,977	423,820
	Ninety One Ltd.	71,715	197,068
	Northam Platinum Holdings Ltd.	33,406	478,338
*	Nutun Ltd.	238,170	12,108
	Oceana Group Ltd.	27,958	123,470
		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual Ltd. (OMU SJ)	1,385,328	$1,120,603
	Omnia Holdings Ltd.	57,543	366,535
	OUTsurance Group Ltd.	90,945	455,211
Ω	Pepkor Holdings Ltd.	673,557	866,936
*	Pick n Pay Stores Ltd.	140,415	161,772
	PPC Ltd.	421,313	190,154
	Premier Group Ltd.	21,313	229,924
	PSG Financial Services Ltd.	205,462	419,028
	Raubex Group Ltd.	46,236	121,550
	Reunert Ltd.	52,526	186,091
	Sanlam Ltd.	177,103	942,890
	Santam Ltd.	11,778	288,094
*	Sasol Ltd. (SOL SJ)	137,715	1,631,979
	Shoprite Holdings Ltd.	86,417	1,503,048
	Sibanye Stillwater Ltd. (SBSW US), ADR	99,546	879,987
	Sibanye Stillwater Ltd. (SSW SJ)	136,850	295,762
	Southern Sun Ltd.	217,539	134,241
	Spur Corp. Ltd.	10,228	25,923
	Stadio Holdings Ltd.	82,143	63,812
	Standard Bank Group Ltd.	92,336	1,838,596
	Sun International Ltd.	49,432	158,888
*	Super Group Ltd.	39,001	44,864
	Telkom SA SOC Ltd.	132,295	436,907
	Thungela Resources Ltd. (TGA SJ)	8,588	52,769
	Tiger Brands Ltd.	26,652	446,467
	Truworths International Ltd.	76,174	245,326
	Tsogo Sun Ltd.	32,818	14,476
	Valterra Platinum Ltd.	7,451	557,936
	Vodacom Group Ltd.	127,359	1,232,262
#	We Buy Cars Holdings Ltd.	50,218	100,463
	Wilson Bayly Holmes-Ovcon Ltd.	16,116	154,042
#	Woolworths Holdings Ltd.	185,031	526,300
	Zeda Ltd.	49,356	47,325
TOTAL SOUTH AFRICA			47,293,650
SOUTH KOREA — (22.2%)
	Able C&C Co. Ltd.	2,580	19,121
*	ADTechnology Co. Ltd.	1,694	30,604
	Advanced Process Systems Corp.	1,796	22,402
	Aekyung Chemical Co. Ltd.	3,647	20,931
*	AeroSpace Technology of Korea, Inc.	38,564	11,519
	Ajin Industrial Co. Ltd.	17,463	30,645

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Alteogen, Inc.	1,255	$268,985
*	Amicogen, Inc.	17,336	13,551
	Amorepacific Corp.	2,528	227,962
	Amorepacific Holdings Corp.	7,357	130,640
*	Amotech Co. Ltd.	1,675	16,051
*	Ananti, Inc.	15,491	38,578
*	Anterogen Co. Ltd.	1,345	15,504
*	ARIBIO Holdings, Inc.	7,431	21,881
	Asia Cement Co. Ltd.	4,931	30,721
	ASIA Holdings Co. Ltd.	231	31,159
	Asia Paper Manufacturing Co. Ltd.	3,028	15,410
#	BGF retail Co. Ltd.	2,626	227,601
	BH Co. Ltd.	4,101	42,499
*	BHI Co. Ltd.	3,043	84,880
	Binggrae Co. Ltd.	1,954	92,359
*	Bioneer Corp.	4,348	19,063
	BioNote, Inc.	5,977	19,141
	BNK Financial Group, Inc.	37,812	396,299
	Boditech Med, Inc.	2,439	19,649
	Bukwang Pharmaceutical Co. Ltd.	16,056	44,460
*	Cafe24 Corp.	3,404	40,062
	Cape Industries Ltd.	6,603	36,534
	Caregen Co. Ltd.	2,398	92,224
	Celltrion, Inc.	10,089	1,300,189
*	Chabiotech Co. Ltd.	6,463	37,697
	Cheil Worldwide, Inc.	9,220	121,782
	Chemtronics Co. Ltd.	2,415	32,103
	Cheryong Electric Co. Ltd.	3,474	99,266
	Chips&Media, Inc.	825	5,605
*	Chunbo Co. Ltd.	1,830	39,887
*	CJ CGV Co. Ltd.	17,545	66,046
#	CJ CheilJedang Corp.	2,200	292,507
	CJ Corp.	3,922	351,780
	CJ Freshway Corp.	2,096	32,799
	CJ Logistics Corp.	1,199	61,924
	Classys, Inc.	2,663	76,265
*	CORESTEMCHEMON, Inc.	5,820	7,268
	Cosmax, Inc.	1,706	219,082
	Cosmecca Korea Co. Ltd.	1,464	80,429
*	Cosmochemical Co. Ltd.	3,234	19,785
	Coway Co. Ltd.	16,376	1,037,484
#	CS Wind Corp.	4,559	118,677
	Cuckoo Holdings Co. Ltd.	1,049	19,231
*	Curexo, Inc.	3,438	19,908
	Cymechs, Inc.	1,146	23,668
	D.I Corp.	1,927	26,336
		Shares	Value»
SOUTH KOREA — (Continued)
*	DA Technology Co. Ltd.	1,037	$364
	Daeduck Co. Ltd.	7,633	72,275
	Daeduck Electronics Co. Ltd.	4,869	318,922
*	Dae-Il Corp.	5,167	15,225
	Daejoo Electronic Materials Co. Ltd.	818	40,083
#	Daesung Industrial Co. Ltd.	6,686	18,886
#*	Daewon Cable Co. Ltd.	12,805	113,554
#*	Daewoo Engineering & Construction Co. Ltd.	64,326	551,951
	Daewoong Co. Ltd.	3,939	44,732
#	Daewoong Pharmaceutical Co. Ltd.	1,476	117,140
	Daishin Securities Co. Ltd.	5,613	100,099
*	Danal Co. Ltd.	14,238	44,631
	Daol Investment & Securities Co. Ltd.	5,311	12,609
	Daou Data Corp.	3,236	41,880
	Daou Technology, Inc.	8,351	212,804
#	DB HiTek Co. Ltd.	5,624	319,353
	DB Insurance Co. Ltd.	5,201	563,214
	DB Securities Co. Ltd.	5,681	35,060
*	DB, Inc.	24,860	24,544
	Dentium Co. Ltd.	583	15,597
*	Devsisters Co. Ltd.	1,247	16,039
	DI Dong Il Corp.	3,223	52,832
	Digital Daesung Co. Ltd.	5,868	31,716
	DIT Corp.	2,543	26,080
*	DK Tech Co. Ltd.	1,685	20,078
*††	DKME	12,368	13,969
	DL E&C Co. Ltd.	5,854	234,118
*	DL Holdings Co. Ltd.	1,990	59,361
††	DMS Co. Ltd.	3,284	18,698
	DN Automotive Corp.	4,576	127,161
	Dong-A Socio Holdings Co. Ltd.	427	26,249
	Dong-A ST Co. Ltd.	631	15,270
	Dong-Ah Geological Engineering Co. Ltd.	1,719	20,809
	Dongjin Semichem Co. Ltd.	10,026	267,495
	DongKook Pharmaceutical Co. Ltd.	7,247	88,402
	Dongkuk Steel Mill Co. Ltd.	10,098	63,049
#	Dongsuh Cos., Inc.	6,256	111,157

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co. Ltd.	4,670	$51,139
*	Dongwha Enterprise Co. Ltd.	2,747	10,658
	Dongwon Industries Co. Ltd.	1,072	26,425
	Dongwoon Anatech Co. Ltd.	3,422	62,793
	Doosan Bobcat, Inc.	13,932	573,533
	Doosan Co. Ltd.	183	144,494
*	Doosan Enerbility Co. Ltd.	4,415	202,334
*	Doosan Fuel Cell Co. Ltd.	3,697	63,012
	Doosan Tesna, Inc.	2,980	129,954
	DoubleUGames Co. Ltd.	2,254	94,356
*	Dream Security Co. Ltd.	7,509	8,842
	DSC Investment, Inc.	312	1,597
*	DSK Co. Ltd.	2,981	8,529
*	Duk San Neolux Co. Ltd.	2,065	42,842
*	Duksan Hi-Metal Co. Ltd.	3,621	21,593
	Easy Bio, Inc.	4,384	18,790
#	Ecopro BM Co. Ltd.	748	53,431
	Ecopro Co. Ltd.	1,946	106,530
	Ecopro HN Co. Ltd.	2,631	43,385
	E-MART, Inc.	4,847	266,784
	ENF Technology Co. Ltd.	3,902	111,131
*††	Enzychem Lifesciences Corp.	12,041	6,275
	Eo Technics Co. Ltd.	272	55,153
	Eugene Investment & Securities Co. Ltd.	14,687	42,055
	Eugene Technology Co. Ltd.	3,923	295,959
*	E-World	13,381	5,010
	Exicon Co. Ltd.	2,064	18,294
#	F&F Co. Ltd.	4,824	270,811
*††	Flask Co. Ltd.	5,463	1,701
#*	Foosung Co. Ltd.	9,732	59,843
*	FutureChem Co. Ltd.	157	834
	Gabia, Inc.	1,935	63,397
	GAMSUNG Corp. Co. Ltd.	14,708	42,196
#	Gaon Cable Co. Ltd.	1,798	161,013
	GC Biopharma Corp.	1,123	90,635
	GC Corp.	3,151	20,526
*	GemVax & Kael Co. Ltd.	2,962	20,738
*	Genome & Co.	9,104	20,821
	Geumhwa PSC Co. Ltd.	458	10,242
	Global Standard Technology Co. Ltd.	3,618	103,724
		Shares	Value»
SOUTH KOREA — (Continued)
	GnCenergy Co. Ltd.	2,332	$58,585
	GS Engineering & Construction Corp.	17,322	275,349
	GS Global Corp.	7,920	13,846
	GS Holdings Corp. (078930 KS)	16,791	1,038,840
	GS P&L Co. Ltd.	2,026	49,512
#	GS Retail Co. Ltd.	10,409	178,379
	Gwangju Shinsegae Co. Ltd.	821	21,651
	HAESUNG DS Co. Ltd.	3,068	100,201
	Haesung Industrial Co. Ltd.	4,764	21,022
	Han Kuk Carbon Co. Ltd.	4,694	70,020
	Hana Financial Group, Inc.	41,311	3,570,882
	Hana Materials, Inc.	832	29,588
	Hana Micron, Inc.	14,108	283,533
	Hana Tour Service, Inc.	1,074	22,734
*	Hanall Biopharma Co. Ltd.	1,468	43,699
	Hancom, Inc.	3,601	42,690
	Handsome Co. Ltd.	2,509	34,370
	Hanil Cement Co. Ltd.	5,969	58,016
	Hanil Holdings Co. Ltd.	3,514	43,863
	Hanjin Kal Corp.	2,452	187,366
	Hankook Shell Oil Co. Ltd.	133	46,692
#	Hankook Tire & Technology Co. Ltd.	15,045	700,879
#	Hanmi Pharm Co. Ltd.	926	213,350
	Hanmi Science Co. Ltd.	3,745	92,938
#	Hanmi Semiconductor Co. Ltd.	5,847	845,238
	HanmiGlobal Co. Ltd.	2,531	27,646
*	Hanon Systems	32,285	73,131
*	Hans Biomed Corp.	1,425	18,299
#	Hansol Chemical Co. Ltd.	1,431	203,474
	Hansol Technics Co. Ltd.	8,183	39,112
	Hanssem Co. Ltd.	780	21,163
	Hanwha Aerospace Co. Ltd.	1,314	843,572
	Hanwha Corp.	3,499	205,665
*	Hanwha Engine	7,449	199,901
*	Hanwha Galleria Corp.	32,339	41,680
*	Hanwha General Insurance Co. Ltd.	13,633	53,581
*	Hanwha Investment & Securities Co. Ltd.	32,863	93,329

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Life Insurance Co. Ltd.	66,759	$201,881
*	Hanwha Ocean Co. Ltd.	5,357	317,135
#*	Hanwha Solutions Corp.	17,398	306,232
	Hanwha Systems Co. Ltd.	3,758	164,586
*	Hanwha Vision Co. Ltd.	4,608	130,900
*	Hanyang Eng Co. Ltd.	1,077	22,164
	Hanyang Securities Co. Ltd.	2,431	33,039
	Harim Co. Ltd.	5,827	10,820
	Harim Holdings Co. Ltd.	18,520	122,889
	HB SOLUTION Co. Ltd.	8,061	8,933
	HB Technology Co. Ltd.	13,624	16,984
#	HD Construction Equipment Co. Ltd.	4,183	356,854
	HD Hyundai Co. Ltd.	7,303	1,002,808
	HD Hyundai Electric Co. Ltd.	2,942	1,360,466
*	HD Hyundai Energy Solutions Co. Ltd.	805	62,531
#	HD Hyundai Heavy Industries Co. Ltd.	1,439	481,803
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,164	840,231
#	HDC Holdings Co. Ltd.	10,024	138,700
*	HD-Hyundai Marine Engine	2,867	97,316
*	HFR, Inc.	2,504	24,904
	Hite Jinro Co. Ltd.	6,483	69,581
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	48,744
	HK inno N Corp.	3,953	99,140
	HL Holdings Corp.	945	24,685
#	HL Mando Co. Ltd.	12,080	371,167
*	HLB Co. Ltd.	2,115	44,996
*	HLB Innovation Co. Ltd.	1,742	9,991
*	Hlb Pharma Ceutical Co. Ltd.	1,895	10,660
*	HLB Therapeutics Co. Ltd.	9,503	10,956
	HMM Co. Ltd.	25,211	367,354
*	Hotel Shilla Co. Ltd.	5,823	175,863
	HPSP Co. Ltd.	7,492	176,533
	HS Hyosung Advanced Materials Corp.	770	85,979
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hugel, Inc.	1,509	$243,366
	Humedix Co. Ltd.	642	10,756
	Huons Co. Ltd.	2,236	38,104
#	Hwa Shin Co. Ltd.	5,377	26,522
	HYBE Co. Ltd.	1,500	175,592
	Hy-Lok Corp.	1,000	21,960
	Hyosung Corp.	2,175	216,298
	Hyosung Heavy Industries Corp.	625	1,015,764
	Hyosung TNC Corp.	744	158,410
#	Hyundai Autoever Corp.	1,212	303,230
	HYUNDAI Corp.	1,898	33,678
#	Hyundai Department Store Co. Ltd.	4,118	336,386
	Hyundai Elevator Co. Ltd.	5,857	274,104
	Hyundai Engineering & Construction Co. Ltd.	12,013	778,377
	Hyundai Futurenet Co. Ltd.	11,431	23,576
	Hyundai GF Holdings	13,768	111,557
#	Hyundai Glovis Co. Ltd.	9,406	1,289,990
	Hyundai Green Food	8,939	112,770
#*	Hyundai Marine & Fire Insurance Co. Ltd.	12,705	337,949
	Hyundai Mobis Co. Ltd.	2,894	935,937
	Hyundai Motor Co.	15,949	4,225,797
	Hyundai Motor Securities Co. Ltd.	5,039	26,186
	Hyundai Movex Co. Ltd.	6,620	96,041
	Hyundai Pharmaceutical Co. Ltd.	3,410	12,775
	Hyundai Rotem Co. Ltd.	10,157	943,888
#	Hyundai Steel Co.	19,556	355,140
	Hyundai Wia Corp.	4,545	182,393
	i3system, Inc.	1,018	41,896
	iFamilySC Co. Ltd.	557	2,936
	Il Dong Pharmaceutical Co. Ltd.	5,904	56,389
	Iljin Electric Co. Ltd.	4,785	170,053
	Ilshin Spinning Co. Ltd.	1,731	12,598
††	Ilyang Pharmaceutical Co. Ltd.	4,169	24,325
	iM Financial Group Co. Ltd.	46,661	547,106
	InBody Co. Ltd.	1,721	55,069
	Incar Financial Service Co. Ltd.	8,301	57,439

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	40,670	$583,084
	Innocean Worldwide, Inc.	2,195	29,198
	Innox Advanced Materials Co. Ltd.	587	7,909
	Intellian Technologies, Inc.	1,462	58,232
	Intelligent Digital Integrated Security Co. Ltd.	1,290	14,515
*	Interflex Co. Ltd.	3,046	13,885
	INTOPS Co. Ltd.	2,166	25,631
#	IPARK Hyundai Development Co.	9,134	125,745
	IS Dongseo Co. Ltd.	236	2,955
	ISC Co. Ltd.	634	55,866
	IsuPetasys Co. Ltd.	9,479	475,929
#*	Itcenglobal Co. Ltd.	2,643	38,005
*	Jahwa Electronics Co. Ltd.	4,114	62,420
#	JB Financial Group Co. Ltd.	25,249	460,494
#*	Jeju Semiconductor Corp.	3,965	171,830
*	JETEMA Co. Ltd.	5,120	15,278
*	Jin Air Co. Ltd.	2,496	9,001
	Jinsung T.E.C.	2,659	24,317
*	JNTC Co. Ltd.	2,171	19,676
	JS Corp.	2,117	17,977
#	Jusung Engineering Co. Ltd.	7,243	597,737
	JVM Co. Ltd.	1,905	31,522
	JW Holdings Corp.	14,008	36,734
	JW Life Science Corp.	5,759	44,911
	JW Pharmaceutical Corp.	3,287	53,557
	JYP Entertainment Corp.	8,204	246,954
	K Car Co. Ltd.	4,242	21,869
	Kakao Corp.	2,593	66,824
*	Kakao Games Corp.	4,943	27,605
#	KakaoBank Corp.	14,552	223,198
*	Kakaopay Corp.	5,033	148,890
	Kangnam Jevisco Co. Ltd.	1,216	10,380
*	Kangstem Biotech Co. Ltd.	15,367	24,246
	Kangwon Land, Inc.	22,224	227,969
	KB Financial Group, Inc. (105560 KS)	34,602	4,049,706
	KC Co. Ltd.	1,237	23,995
	KC Tech Co. Ltd.	1,553	73,247
	KCC Corp.	755	198,743
	KCTC	2,259	5,974
*	Keeps Biopharma, Inc.	2,707	10,579
*	Kencoa Aerospace Co.	1,971	11,725
		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Engineering & Construction Co., Inc.	808	$49,408
	KEPCO Plant Service & Engineering Co. Ltd.	6,558	204,591
	KG Chemical Corp.	7,635	21,792
	Kginicis Co. Ltd.	116	784
	Kia Corp.	36,879	3,325,019
	KINX, Inc.	828	74,929
	KISCO Holdings Co. Ltd.	1,500	28,144
	KIWOOM Securities Co. Ltd.	3,739	746,587
*	KMW Co. Ltd.	3,610	35,095
*	KNJ Co. Ltd.	1,601	27,152
	Koh Young Technology, Inc.	6,568	122,325
	Kolmar Holdings Co. Ltd.	5,313	33,183
	Kolmar Korea Co. Ltd.	3,960	262,104
	Kolon Corp.	2,058	32,923
	Kolon Global Corp.	2,751	15,969
	Kolon Industries, Inc.	6,135	202,229
*	Kolon Life Science, Inc.	1,355	13,372
	KoMiCo Ltd.	3,506	133,777
*	Komipharm International Co. Ltd.	3,794	19,237
	KONA I Co. Ltd.	2,254	62,107
#	Korea Aerospace Industries Ltd.	5,923	527,351
	Korea Alcohol Industrial Co. Ltd.	1,986	18,679
	Korea Asset In Trust Co. Ltd.	909	1,455
	Korea Circuit Co. Ltd.	1,387	43,135
	Korea District Heating Corp.	516	24,159
	Korea Electric Power Corp. (015760 KS)	18,091	434,733
	Korea Electric Power Corp. (KEP US), Sponsored ADR	6,849	81,846
	Korea Electric Terminal Co. Ltd.	1,455	62,505
	Korea Electronic Power Industrial Development Co. Ltd.	963	6,898
	Korea Gas Corp.	2,896	69,837
	Korea Investment Holdings Co. Ltd.	10,223	1,443,219
#*	Korea Line Corp.	54,496	71,356
	Korea Petrochemical Ind Co. Ltd.	478	28,186

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Ratings Corp.	357	$25,246
	Korea Real Estate Investment & Trust Co. Ltd.	55,062	42,507
#	Korea Zinc Co. Ltd.	617	420,709
	Korean Air Lines Co. Ltd.	34,288	607,443
	Korean Reinsurance Co.	47,483	456,216
	KPX Chemical Co. Ltd.	240	8,123
*	KPX Electrochem Co. Ltd.	267	1,663
	Krafton, Inc.	3,616	611,088
	KSS LINE Ltd.	7,897	55,217
	KT Skylife Co. Ltd.	8,002	22,543
	KT&G Corp.	15,773	1,962,767
	Kumho Petrochemical Co. Ltd.	661	52,536
#*	Kumho Tire Co., Inc.	37,407	186,784
	Kwang Dong Pharmaceutical Co. Ltd.	3,338	14,044
	Kyobo Securities Co. Ltd.	3,968	26,197
	Kyung Dong Navien Co. Ltd.	2,196	97,071
	KZ Precision Corp.	2,708	21,944
	L&C Bio Co. Ltd.	2,000	71,964
*	L&K Biomed Co. Ltd.	3,047	6,494
	Lake Materials Co. Ltd.	7,278	54,471
*	LB Semicon, Inc.	10,509	23,295
	Lee Ku Industrial Co. Ltd.	6,694	18,112
	LEENO Industrial, Inc.	8,243	362,294
	LF Corp.	1,884	29,326
	LG Chem Ltd.	603	106,802
	LG Corp.	7,678	532,329
*	LG Display Co. Ltd. (034220 KS)	81,088	510,157
	LG Electronics, Inc.	13,214	1,464,663
*	LG Energy Solution Ltd.	1,909	431,873
	LG Innotek Co. Ltd.	2,797	966,050
	LG Uplus Corp.	34,097	349,615
	LIG Accuver Co. Ltd.	309	5,580
	LIG Defense&Aerospace Co. Ltd.	1,797	878,052
*	LigaChem Biosciences, Inc.	782	47,173
	Lotte Chemical Corp.	1,077	41,987
	Lotte Chilsung Beverage Co. Ltd.	835	58,733
	Lotte Corp.	2,958	46,297
		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Energy Materials Corp.	5,995	$111,961
	LOTTE Fine Chemical Co. Ltd.	2,635	81,412
	Lotte Rental Co. Ltd.	5,272	144,695
	Lotte Shopping Co. Ltd.	2,712	219,073
*	Lotte Tour Development Co. Ltd.	6,421	51,593
	LS Corp.	3,418	616,839
	LS Eco Energy Ltd.	2,894	80,169
	LS Electric Co. Ltd.	11,285	1,420,962
	LS SECURITIES Co. Ltd.	4,859	21,132
	LTC Co. Ltd.	2,653	63,160
*	Lunit, Inc.	7,665	49,060
	LX Holdings Corp.	2,750	14,806
	LX International Corp.	8,618	224,830
	Macquarie Korea Infrastructure Fund	66,190	468,450
	Macrogen, Inc.	734	5,789
*	Maum Ai, Inc.	2,556	17,718
	Mecaro Co. Ltd.	530	12,070
*	Mediana Co. Ltd.	997	5,638
*	Medipost Co. Ltd.	5,621	32,392
	Medytox, Inc.	961	48,157
	MegaStudy Co. Ltd.	1,570	14,219
#*	Meritz Financial Group, Inc.	14,099	1,209,845
	META BIOMED Co. Ltd.	6,984	18,055
*	MiCo Ltd.	4,582	45,967
#*	Mirae Asset Life Insurance Co. Ltd.	20,945	229,077
#	Mirae Asset Securities Co. Ltd.	7,425	176,386
#*	Mirae Asset Venture Investment Co. Ltd.	9,580	83,330
	Misto Holdings Corp.	10,411	326,676
	MK Electron Co. Ltd.	3,613	35,527
	MNTech Co. Ltd.	3,318	14,784
*	Motrex Co. Ltd.	646	2,161
	mPlus Corp.	4,139	25,036
	Muhak Co. Ltd.	3,978	20,615
	Myoung Shin Industrial Co. Ltd.	4,159	18,735
	NAVER Corp.	9,186	1,315,074
	NC Corp.	3,008	489,063
	NeoPharm Co. Ltd.	2,099	27,920
	Neosem, Inc.	1,196	6,754
*	Neovue Co. Ltd.	1,389	14,331
*	Nepes Ark Corp.	2,036	32,653
	New Power Plasma Co. Ltd.	7,326	50,579
	Nexen Corp.	6,437	25,686
	Nexen Tire Corp.	2,364	10,181

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	NH Investment & Securities Co. Ltd., Class C	37,610	$736,650
	NHN Corp.	3,724	95,654
	NHN KCP Corp.	4,033	34,084
	NICE Holdings Co. Ltd.	9,332	83,661
	Nice Information & Telecommunication, Inc.	1,597	31,532
	NICE Information Service Co. Ltd.	8,703	85,523
	Nong Shim Holdings Co. Ltd.	533	33,501
	NongShim Co. Ltd.	363	97,031
	NOVAREX Co. Ltd.	4,288	42,176
*	OCI Co. Ltd.	1,187	56,715
#	OCI Holdings Co. Ltd.	4,147	546,778
*	Okins Electronics Co. Ltd.	4,201	30,419
*	OptoElectronics Solutions Co. Ltd.	1,715	18,426
*	Oriental Precision & Engineering Co. Ltd.	6,454	19,556
#	Orion Corp.	6,122	561,437
	Orion Holdings Corp.	11,381	201,811
*	Oscotec, Inc.	3,637	76,159
	Otoki Corp.	273	61,902
#	Pan Ocean Co. Ltd.	64,065	242,736
	Paradise Co. Ltd.	6,673	45,034
#	Park Systems Corp.	1,089	190,050
	Partron Co. Ltd.	5,311	19,938
#*	Pearl Abyss Corp.	9,051	213,060
#*	Pentastone Electronics, Inc.	8,385	42,175
*	Peptron, Inc.	334	29,611
	PharmaResearch Co. Ltd.	1,829	429,634
	Pharmicell Co. Ltd.	9,551	66,671
#*	Philoptics Co. Ltd.	2,005	32,978
	PI Advanced Materials Co. Ltd.	2,472	30,500
	Pond Group Co. Ltd.	3,708	11,479
	Poongsan Corp.	3,575	179,695
	Poongsan Holdings Corp.	2,437	61,539
	Posco DX Co. Ltd.	5,440	72,228
	POSCO Future M Co. Ltd.	1,323	125,544
	POSCO Holdings, Inc. (005490 KS)	5,450	1,176,778
	Posco International Corp.	7,358	268,260
	Posco M-Tech Co. Ltd.	598	4,221
		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Steeleon Co. Ltd.	1,750	$5,176
	Protec Co. Ltd.	788	30,917
	PSK Holdings, Inc.	1,973	130,275
	PSK, Inc.	5,413	476,707
	Pulmuone Co. Ltd.	1,705	10,467
	Pumtech Korea Co. Ltd.	1,638	52,800
*	Rainbow Robotics	375	111,475
	Refine Co. Ltd.	2,757	24,436
*	Reyon Pharmaceutical Co. Ltd.	1,227	8,509
	RFHIC Corp.	2,728	80,495
*	Robostar Co. Ltd.	324	13,716
	S&D Co. Ltd.	512	17,202
	S&S Tech Corp.	3,163	87,771
#	S-1 Corp.	5,124	253,765
	Sajo Industries Co. Ltd.	1,155	38,148
*	Saltlux, Inc.	3,898	33,988
	Sam Chun Dang Pharm Co. Ltd.	507	52,284
	Sam Young Electronics Co. Ltd.	1,154	10,526
	Sam Yung Trading Co. Ltd.	3,122	48,594
	Samji Electronics Co. Ltd.	1,801	39,818
	Samjin Pharmaceutical Co. Ltd.	1,143	14,156
	SAMPYO Cement Co. Ltd.	21,453	104,387
*Ω	Samsung Biologics Co. Ltd.	806	829,252
	Samsung C&T Corp.	4,217	982,403
	Samsung Card Co. Ltd. (029780 KS)	8,836	289,427
	Samsung Electro-Mechanics Co. Ltd.	5,347	4,085,893
	Samsung Electronics Co. Ltd. (005930 KS)	368,352	64,113,430
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	4,257	18,224,853
	Samsung Engineering Co. Ltd.	30,091	890,749
*	Samsung Episholdings Co. Ltd.	302	78,415
	Samsung Fire & Marine Insurance Co. Ltd.	3,952	1,710,433
*	Samsung Heavy Industries Co. Ltd.	43,568	647,773
	Samsung Life Insurance Co. Ltd.	5,109	1,070,950

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung SDI Co. Ltd.	5,241	$1,429,123
#	Samsung SDS Co. Ltd.	9,400	1,325,097
	Samsung Securities Co. Ltd.	12,427	842,311
	SAMT Co. Ltd.	10,545	63,952
	Samwha Capacitor Co. Ltd.	1,609	76,599
*	Samyang Biopharmaceuticals Corp.	1,620	43,415
	Samyang Corp.	1,082	33,489
#	Samyang Foods Co. Ltd.	654	533,214
	Samyang Holdings Corp.	502	20,206
	Samyoung Co. Ltd.	7,430	32,214
	Sangsin Energy Display Precision Co. Ltd.	2,372	20,917
	Sanil Electric Co. Ltd.	748	72,625
	Satrec Initiative Co. Ltd.	761	33,353
	SeAH Besteel Holdings Corp.	4,527	104,239
	SeAH Holdings Corp.	156	12,730
	SeAH Steel Corp.	406	35,687
	Sebang Global Battery Co. Ltd.	450	16,061
	Sebo Manufacturing Engineer Corp.	1,217	16,993
	Seegene, Inc.	7,336	137,258
	Segyung Hitech Co. Ltd.	6,495	13,281
	Sejin Heavy Industries Co. Ltd.	5,019	35,457
*	SEMCNS Co. Ltd.	2,330	17,437
	Seobu T&D	8,529	57,784
††	Seohee Construction Co. Ltd.	3,521	4,726
*	Seojin System Co. Ltd.	6,113	138,185
#*	Seoul Semiconductor Co. Ltd.	11,314	64,274
	Seoyon E-Hwa Co. Ltd.	8,945	66,611
*††	Sewon E&C Co. Ltd.	4,592	74
	SFA Engineering Corp.	4,261	58,824
#*	SFA Nexel Co. Ltd.	16,277	74,520
*	SFA Semicon Co. Ltd.	17,707	58,958
	SGC Energy Co. Ltd.	2,127	59,817
*	SHIFT UP Corp.	3,082	68,377
*	Shin Heung Energy & Electronics Co. Ltd.	3,806	10,912
	Shindaeyang Paper Co. Ltd.	4,097	26,463
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinhan Financial Group Co. Ltd. (055550 KS)	26,372	$1,830,742
	Shinsegae International, Inc.	3,020	22,689
	Shinsegae, Inc.	1,122	324,641
	Shinsung Delta Tech Co. Ltd.	1,657	33,498
*	Shinsung E&G Co. Ltd.	2,004	19,414
	Shinsung ST Co. Ltd.	1,365	16,736
	Shinyoung Securities Co. Ltd.	1,097	106,472
#	Silicon2 Co. Ltd.	6,807	160,654
*	SillaJen, Inc.	21,825	31,502
#	SIMMTECH Co. Ltd.	2,335	130,144
*	SK Biopharmaceuticals Co. Ltd.	2,599	142,798
*	SK Bioscience Co. Ltd.	2,523	59,208
	SK Chemicals Co. Ltd.	1,555	42,379
	SK Discovery Co. Ltd.	2,415	86,397
*	SK Eternix Co. Ltd.	1,130	35,057
#	SK Gas Ltd.	431	67,908
	SK Hynix, Inc.	65,570	74,464,898
*	SK Innovation Co. Ltd.	3,402	260,587
	SK Networks Co. Ltd.	24,413	123,172
*	SK oceanplant Co. Ltd.	4,856	41,992
*	SK Securities Co. Ltd.	47,383	65,173
	SK Telecom Co. Ltd. (017670 KS)	11,675	659,736
	SK, Inc.	3,673	1,372,218
*	SKC Co. Ltd.	2,528	124,118
	SL Corp.	7,455	271,166
	SM Entertainment Co. Ltd.	1,282	61,237
*	SMEC Co. Ltd.	9,307	25,135
	SNT Dynamics Co. Ltd.	1,189	25,727
	SNT Energy Co. Ltd.	582	10,102
	SNT Holdings Co. Ltd.	913	31,772
	SNT Motiv Co. Ltd.	3,279	60,372
	SOCAR, Inc.	969	6,594
	S-Oil Corp.	7,287	652,595
	Solid, Inc.	14,369	83,685
	Solus Advanced Materials Co. Ltd.	6,314	28,101
	Soop Co. Ltd.	1,811	60,391
	Soosan Industries Co. Ltd.	875	12,957
	Soulbrain Co. Ltd.	479	82,948
	SPG Co. Ltd.	1,755	114,046
	Spigen Korea Co. Ltd.	670	13,684
	ST Pharm Co. Ltd.	2,276	140,404
*	Studio Dragon Corp.	3,823	57,542
*	STX Engine Co. Ltd.	2,201	35,021
	Suheung Co. Ltd.	950	14,048

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sun Kwang Co. Ltd.	934	$12,628
	Sung Kwang Bend Co. Ltd.	2,132	39,990
	Sungwoo Hitech Co. Ltd.	16,132	62,587
	Sunjin Co. Ltd.	6,694	44,420
*	Suresoft Technologies, Inc.	7,543	18,863
*	Synopex, Inc.	21,224	50,551
	Systems Technology, Inc.	2,383	35,424
	T&L Co. Ltd.	1,674	64,670
	Taekwang Industrial Co. Ltd.	58	34,169
*	Taewoong Co. Ltd.	1,900	35,504
*	Taeyoung Engineering & Construction Co. Ltd.	15,975	17,884
*	Taihan Cable & Solution Co. Ltd.	5,475	87,119
	TechWing, Inc.	1,921	54,262
	TEMC Co. Ltd.	2,068	11,326
#	TES Co. Ltd.	2,767	241,866
*	TFE Co. Ltd.	944	18,801
*	TK Chemical Corp.	18,495	19,616
	TK Corp.	3,223	48,866
	TKG Huchems Co. Ltd.	2,149	22,280
	TLB Co. Ltd.	3,138	56,177
	Tokai Carbon Korea Co. Ltd.	1,134	127,905
*	Tongyang Life Insurance Co. Ltd.	11,905	69,383
	Tovis Co. Ltd.	2,539	18,568
	TS Corp.	10,990	19,958
	TSE Co. Ltd.	887	113,647
	TYM Corp.	3,439	14,226
	Ubiquoss, Inc.	804	5,344
	Uju Electronics Co. Ltd.	1,489	21,848
	Unid Co. Ltd.	1,233	51,775
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	25,292
*	Unison Co. Ltd.	54,075	27,540
	Unitrontech Co. Ltd.	3,915	14,336
*	UTI, Inc.	1,113	1,783
	Viatron Technologies, Inc.	3,669	19,772
*††	Vidente Co. Ltd.	14,607	6,383
*	Vina Tech Co. Ltd.	362	13,924
	Vitzro Tech Co. Ltd.	1,767	9,335
	Vitzrocell Co. Ltd.	7,360	139,896
*	Vivozon Pharmaceutical Co. Ltd.	11,337	18,525
#*	VM, Inc.	2,186	94,985
*	VT Co. Ltd.	5,301	43,154
		Shares	Value»
SOUTH KOREA — (Continued)
*	Vuno, Inc.	1,435	$7,245
	Webzen, Inc.	4,132	33,913
	Wemade Co. Ltd.	4,964	55,817
	Whanin Pharmaceutical Co. Ltd.	1,969	13,830
	Won Tech Co. Ltd.	11,985	40,110
#*	Wonik Holdings Co. Ltd.	12,841	134,552
	WONIK IPS Co. Ltd.	2,595	170,282
	Wonik Materials Co. Ltd.	2,517	54,163
	Wonik QnC Corp.	4,133	69,209
	Woojin, Inc.	4,029	36,817
	Woori Financial Group, Inc. (316140 KS)	105,559	2,443,617
*	Woori Technology Investment Co. Ltd.	9,808	29,685
*	Woori Technology, Inc.	17,393	108,608
	Worldex Industry & Trading Co. Ltd., Class C	3,120	62,545
	Y G-1 Co. Ltd.	4,569	52,861
*	YC Corp.	4,887	28,812
*	Yest Co. Ltd.	2,415	35,324
	YG Entertainment, Inc.	3,223	85,804
	YG PLUS	7,014	15,493
*	YMT Co. Ltd.	3,261	16,592
#	Youngone Corp.	4,649	288,800
#	Youngone Holdings Co. Ltd.	2,175	289,716
	Yuanta Securities Korea Co. Ltd.	16,170	48,910
	Yuhan Corp.	4,656	237,776
	Yunsung F&C Co. Ltd.	694	7,039
	Zeus Co. Ltd.	3,897	22,728
TOTAL SOUTH KOREA			273,188,248
TAIWAN — (34.0%)
	104 Corp.	4,000	25,090
	91APP, Inc.	15,000	25,519
	Aaeon Technology, Inc.	8,398	39,440
	ABC Taiwan Electronics Corp.	29,000	34,001
	Abico Avy Co. Ltd.	47,025	55,051
#	Ability Enterprise Co. Ltd.	71,144	139,416
#*	Ability Opto-Electronics Technology Co. Ltd.	20,196	106,261
	AblePrint Technology Co. Ltd.	1,000	101,867
#	AcBel Polytech, Inc.	179,890	232,294
	Accton Technology Corp.	48,000	3,111,213
	Acer Cyber Security, Inc.	5,000	24,862

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Acer E-Enabling Service Business, Inc.	4,000	$26,635
#	Acer, Inc.	779,000	690,279
#	ACES Electronic Co. Ltd.	54,494	131,688
*	Acme Electronics Corp.	14,000	11,892
	Acter Group Corp. Ltd.	26,000	731,588
	Action Electronics Co. Ltd.	33,000	12,287
	Actron Technology Corp.	15,902	65,101
	ADATA Technology Co. Ltd.	95,417	1,142,803
	Addcn Technology Co. Ltd.	6,000	26,815
*	Adimmune Corp.	113,000	57,835
	Adlink Technology, Inc.	27,000	93,392
	Advanced Ceramic X Corp.	6,218	41,975
	Advanced Energy Solution Holding Co. Ltd.	9,000	251,831
	Advanced International Multitech Co. Ltd.	13,000	21,693
	Advanced Power Electronics Corp.	16,000	78,333
#	Advanced Wireless Semiconductor Co.	39,000	129,810
	Advancetek Enterprise Co. Ltd.	84,000	74,089
	Advantech Co. Ltd.	42,498	723,897
	Aero Win Technology Corp.	12,000	13,152
	Aerospace Industrial Development Corp.	79,000	149,000
	AGV Products Corp.	32,000	9,871
#	AIC, Inc.	9,028	123,284
	AimCore Technology Co. Ltd.	15,000	15,167
	Air Asia Co. Ltd.	20,000	29,745
	Airoha Technology Corp.	2,000	31,519
	Airtac International Group	25,000	1,012,515
	Alar Pharmaceuticals, Inc.	4,000	11,657
	Alchip Technologies Ltd.	7,000	646,056
#	Alexander Marine Co. Ltd.	12,272	57,219
*	ALI Corp.	5,000	3,288
	All Ring Tech Co. Ltd.	3,000	83,233
	Allied Circuit Co. Ltd.	6,470	53,720
#	Allied Supreme Corp.	9,000	59,193
#	Allis Electric Co. Ltd.	58,543	175,277
		Shares	Value»
TAIWAN — (Continued)
	Alltek Technology Corp.	46,480	$79,154
	Alltop Technology Co. Ltd.	11,000	101,300
	Alpha Networks, Inc.	72,000	60,339
#	Altek Corp.	76,962	90,612
	Amazing Microelectronic Corp.	9,564	21,641
	Ambassador Hotel	63,000	93,037
	AMPACS Corp.	26,000	23,822
	Ampak Technology, Inc.	10,000	16,801
	Ampire Co. Ltd.	18,000	14,317
	Ample Electronic Technology Co. Ltd.	7,350	47,364
	AMPOC Far-East Co. Ltd.	29,564	161,304
#	AmTRAN Technology Co. Ltd.	165,109	132,697
*	Amulaire Thermal Technology, Inc.	24,000	22,953
	Analog Integrations Corp.	2,000	19,528
	Anderson Industrial Corp.	50,000	26,554
	Anpec Electronics Corp.	8,000	64,604
	APAQ Technology Co. Ltd.	15,000	94,821
	Apex Biotechnology Corp.	25,000	24,208
	Apex Dynamics, Inc.	1,000	13,580
*	Apex International Co. Ltd.	62,248	55,525
	ARBOR Technology Corp.	19,000	28,856
#	Arcadyan Technology Corp.	52,000	275,290
#	Ardentec Corp.	135,000	725,978
	ARES International Corp.	12,000	17,779
#	Argosy Research, Inc.	19,000	82,510
	Arizon RFID Technology Cayman Co. Ltd.	4,000	16,356
	ASE Technology Holding Co. Ltd.	357,000	6,092,024
	Asia Cement Corp.	605,000	616,523
#	Asia Metal Industries, Inc.	6,000	55,591
#	Asia Optical Co., Inc.	62,000	242,498
	Asia Polymer Corp.	72,000	27,714
	Asia Tech Image, Inc.	20,000	41,346
	Asia Vital Components Co. Ltd.	39,330	2,766,027

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASIX Electronics Corp.	8,000	$24,040
#	ASMedia Technology, Inc.	3,000	120,502
	ASolid Technology Co. Ltd.	9,000	15,640
	ASPEED Technology, Inc.	4,620	2,017,764
#	ASROCK, Inc.	15,000	90,139
	Asustek Computer, Inc.	85,000	2,109,063
	ATE Energy International Co. Ltd.	35,000	26,123
	Aten International Co. Ltd.	18,000	44,308
	Audix Corp.	20,000	39,800
#	AUO Corp. (2409 TT)	1,524,200	1,116,075
#	AURAS Technology Co. Ltd.	7,000	191,173
	Avalue Technology, Inc.	19,000	75,579
#	Avermedia Technologies	38,000	45,693
	Axiomtek Co. Ltd.	24,893	90,064
	Azurewave Technologies, Inc.	25,000	40,528
	Bafang Yunji International Co. Ltd., Class C	10,000	55,978
	Bank of Kaohsiung Co. Ltd.	163,686	61,200
#	Baotek Industrial Materials Ltd.	22,000	40,899
	Basso Industry Corp.	12,000	12,496
	BenQ Materials Corp.	46,000	32,013
#*	BES Engineering Corp.	469,843	171,186
	Best Precision Industrial Co. Ltd.	5,000	15,318
*	Billion Electric Co. Ltd.	21,000	11,877
#*	Bin Chuan Enterprise Co. Ltd.	29,000	35,118
	B'in Live Co. Ltd.	8,000	18,455
	Bionet Corp.	5,000	8,811
*	Bionime Corp.	13,536	23,208
*	Biostar Microtech International Corp.	31,000	31,320
	Bioteque Corp.	12,000	42,037
	Bizlink Holding, Inc.	28,461	1,812,089
#	Bora Pharmaceuticals Co. Ltd.	16,591	196,401
	Brighton-Best International Taiwan, Inc.	109,000	124,418
		Shares	Value»
TAIWAN — (Continued)
	Brillian Network & Automation Integrated System Co. Ltd.	7,777	$76,056
	Brogent Technologies, Inc.	10,351	29,740
	C Sun Manufacturing Ltd.	8,600	125,147
*	Calin Technology Co. Ltd.	34,000	38,845
	Calitech Co. Ltd.	10,000	20,129
*	Cameo Communications, Inc.	39,000	11,289
	Capital Futures Corp.	45,727	82,081
	Capital Securities Corp.	493,000	515,978
#*	Career Technology MFG. Co. Ltd.	155,871	67,019
	Castles Technology Co. Ltd.	17,225	27,263
	Catcher Technology Co. Ltd.	134,000	752,793
	Cathay Chemical Works	8,000	11,367
	Cathay Consolidated, Inc.	12,299	36,493
	Cathay Financial Holding Co. Ltd.	755,358	2,350,886
	Cathay Real Estate Development Co. Ltd.	181,000	122,806
*	CCP Contact Probes Co. Ltd.	24,554	81,342
	Cenra, Inc.	11,000	11,147
	Center Laboratories, Inc.	151,900	177,186
	Central Reinsurance Co. Ltd.	123,105	130,670
#	Century Iron & Steel Industrial Co. Ltd.	53,000	170,165
	Chailease Holding Co. Ltd.	201,426	691,484
	Chaintech Technology Corp.	18,000	25,736
	Champion Microelectronic Corp.	9,000	13,899
	Chang Hwa Commercial Bank Ltd.	897,454	697,713
	Chang Wah Electromaterials, Inc.	117,000	162,596
	Chang Wah Technology Co. Ltd.	86,000	170,829

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Channel Well Technology Co. Ltd.	59,000	$95,797
	Chant Sincere Co. Ltd.	16,000	26,833
	Charoen Pokphand Enterprise	55,800	179,293
	CHC Healthcare Group	42,000	33,817
	CHC Resources Corp.	14,000	27,372
	Chen Full International Co. Ltd.	26,000	54,197
	Chenbro Micom Co. Ltd.	5,000	158,885
	Cheng Loong Corp.	156,000	100,997
*	Cheng Mei Materials Technology Corp.	154,962	91,146
	Cheng Shin Rubber Industry Co. Ltd.	503,000	473,668
#	Cheng Uei Precision Industry Co. Ltd.	106,000	109,734
#	Chenming Electronic Technology Corp.	41,000	96,922
	Chia Chang Co. Ltd.	35,000	37,244
#	Chicony Electronics Co. Ltd.	107,000	348,485
#	Chicony Power Technology Co. Ltd.	47,000	110,450
#	Chief Telecom, Inc.	10,300	105,127
	Chien Kuo Construction Co. Ltd.	39,200	51,859
	Chien Shing Harbour Service Co. Ltd.	22,000	27,644
	Chime Ball Technology Co. Ltd.	10,000	15,201
	China Airlines Ltd.	920,000	637,786
	China Bills Finance Corp.	185,000	95,817
	China General Plastics Corp.	56,000	19,028
#	China Glaze Co. Ltd.	46,000	44,951
*	China Man-Made Fiber Corp.	302,000	80,106
	China Metal Products	65,000	42,779
	China Motor Corp.	57,000	93,288
*	China Petrochemical Development Corp.	993,490	231,688
	China Steel Chemical Corp.	36,000	89,713
#	China Steel Corp.	1,548,000	905,695
	China Steel Structure Co. Ltd.	9,000	11,355
	China Wire & Cable Co. Ltd.	22,000	19,667
	Chinese Maritime Transport Ltd.	16,000	25,155
		Shares	Value»
TAIWAN — (Continued)
	Chin-Poon Industrial Co. Ltd.	91,000	$101,930
	Chipbond Technology Corp.	117,000	455,556
	ChipMOS Technologies, Inc. (8150 TT)	168,000	366,798
	Chlitina Holding Ltd.	13,301	39,438
#	Chong Hong Development Co. Ltd.	58,939	141,258
	Chroma ATE, Inc.	23,000	1,444,999
*	Chun Yuan Steel Industry Co. Ltd.	129,000	83,913
*	Chung Hwa Pulp Corp.	108,000	41,971
	Chung Lien Co. Ltd.	9,000	8,430
	Chung Tai Resource Technology Corp.	21,000	49,876
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	126,000	593,670
*	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	11,000	11,020
	Chunghwa Precision Test Tech Co. Ltd.	5,000	376,786
	Chunghwa Telecom Co. Ltd. (2412 TT)	111,000	477,239
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	14,287	608,769
#	Cleanaway Co. Ltd. (8422 TT)	350,000	267,239
	Clevo Co.	85,000	109,374
	Compal Electronics, Inc.	1,130,000	1,242,698
	Compeq Manufacturing Co. Ltd.	214,892	1,099,449
#	Concord International Securities Co. Ltd.	107,772	99,850
#	Concord Securities Co. Ltd.	147,583	92,661
	Continental Holdings Corp.	94,000	59,827
	Contrel Technology Co. Ltd.	20,000	55,495
	Coremax Corp.	28,042	64,879
#	Coretronic Corp.	62,000	139,680
#	Co-Tech Development Corp.	75,000	667,907
	Creative Sensor, Inc.	30,000	38,172
	Crowell Development Corp.	44,850	26,876
*	CSBC Corp. Taiwan	73,000	42,543
	CTBC Financial Holding Co. Ltd.	1,403,000	2,800,295

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	CTCI Corp.	194,134	$210,072
	CviLux Corp.	17,500	39,142
	Cyberlink Corp.	5,000	9,862
	CyberPower Systems, Inc.	15,600	103,781
*	CyberTAN Technology, Inc.	64,000	37,905
	Cystech Electronics Corp.	3,835	13,893
	DA CIN Construction Co. Ltd.	70,200	190,715
	Dafeng TV Ltd.	9,000	11,828
	Dah San Electric Wire & Cable Co. Ltd.	21,036	27,178
	Da-Li Development Co. Ltd.	75,129	109,532
	Darfon Electronics Corp.	45,000	42,136
	Darwin Precisions Corp.	57,600	22,375
	Davicom Semiconductor, Inc.	13,000	13,823
	Daxin Materials Corp.	5,000	47,591
	De Licacy Industrial Co. Ltd.	42,000	13,420
#	Delpha Construction Co. Ltd.	67,000	41,114
	Delta Electronics, Inc.	67,000	3,296,240
#	Depo Auto Parts Ind Co. Ltd.	33,000	136,243
	Desiccant Technology Corp.	11,660	55,870
	Dimerco Data System Corp.	15,600	44,877
	Dimerco Express Corp.	29,052	70,166
*	D-Link Corp.	130,000	84,566
	Donpon Precision, Inc.	18,200	28,627
	Double Bond Chemical Industry Co. Ltd.	3,000	23,506
	Dr. Wu Skincare Co. Ltd.	4,000	11,188
	Drewloong Precision, Inc.	8,571	37,847
#	Dynamic Holding Co. Ltd.	112,886	343,466
	Dynapack International Technology Corp.	46,000	406,702
	E Ink Holdings, Inc.	88,000	509,195
	E.Sun Financial Holding Co. Ltd.	1,831,145	2,184,027
#	Eastech Holding Ltd.	18,000	40,200
	Eastern Media International Corp.	88,371	49,517
	Easy Field Corp.	10,000	15,531
*	Easywell Biomedical, Inc.	16,496	16,729
		Shares	Value»
TAIWAN — (Continued)
	Eclat Textile Co. Ltd.	31,000	$331,585
#	ECOVE Environment Corp.	12,000	100,340
	Edimax Technology Co. Ltd.	46,000	19,482
*	Edison Opto Corp.	24,084	14,678
*	Edom Technology Co. Ltd.	55,000	77,151
	eGalax_eMPIA Technology, Inc.	9,000	16,086
*	Egis Technology, Inc.	10,000	28,542
*	EirGenix, Inc.	31,000	42,835
#	Elan Microelectronics Corp.	106,000	488,742
	E-Lead Electronic Co. Ltd.	22,000	30,844
#	Elite Advanced Laser Corp.	30,000	335,825
	Elite Material Co. Ltd.	19,000	2,727,499
	eMemory Technology, Inc.	7,000	525,928
	Ennoconn Corp.	30,272	376,690
	Ennostar, Inc.	61,000	89,882
	EnTie Commercial Bank Co. Ltd.	27,000	12,842
*	Epileds Technologies, Inc.	30,000	23,857
	Eris Technology Corp.	2,633	17,100
	Eson Precision Ind Co. Ltd.	33,000	77,740
	Eternal Materials Co. Ltd.	289,153	529,603
	Eurocharm Holdings Co. Ltd.	12,000	67,197
	Eva Airways Corp.	562,000	749,807
	Ever Fortune AI Co. Ltd.	12,000	19,833
	Ever Ohms Technology Co. Ltd.	12,000	29,012
	Ever Supreme Bio Technology Co. Ltd.	12,694	56,812
*	Everest Textile Co. Ltd.	157,000	32,500
	Evergreen Aviation Technologies Corp.	36,000	202,279
	Evergreen International Storage & Transport Corp.	48,000	69,708
	Evergreen Marine Corp. Taiwan Ltd.	139,400	876,078
#	EVERGREEN Steel Corp.	54,000	144,829
*	Everlight Chemical Industrial Corp.	126,000	122,287
	Everlight Electronics Co. Ltd.	92,000	177,105

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evertop Wire Cable Corp.	36,000	$20,616
	Excelliance Mos Corp.	5,000	15,805
	Excelsior Medical Co. Ltd.	37,928	82,925
#	EZconn Corp.	13,000	453,611
	Far Eastern Department Stores Ltd.	246,000	168,720
#	Far Eastern International Bank	874,407	364,044
	Far Eastern New Century Corp.	837,000	701,380
	Far EasTone Telecommunications Co. Ltd.	370,797	1,203,708
	Faraday Technology Corp.	43,081	195,593
	Farglory F T Z Investment Holding Co. Ltd.	31,772	46,902
	Farglory Land Development Co. Ltd.	77,000	154,108
	Feature Integration Technology, Inc.	10,000	23,928
*	Federal Corp.	70,000	41,699
#	Feedback Technology Corp.	14,040	90,125
	Feng Hsin Steel Co. Ltd.	94,000	188,917
#	Feng TAY Enterprise Co. Ltd.	108,000	227,766
*	FineMat Applied Materials Co. Ltd.	19,000	18,166
	FineTek Co. Ltd.	10,404	29,407
	Firich Enterprises Co. Ltd.	31,000	21,264
#	First Copper Technology Co. Ltd.	75,000	80,982
	First Financial Holding Co. Ltd.	1,412,173	1,604,312
	First Hotel	65,000	25,258
	First Insurance Co. Ltd.	64,000	53,410
*	First Steamship Co. Ltd.	60,000	11,434
	Fitipower Integrated Technology, Inc.	17,150	78,687
#*	FLEXium Interconnect, Inc.	83,000	124,812
#	Flytech Technology Co. Ltd.	33,000	126,263
	Forcecon Tech Co. Ltd.	24,672	56,207
		Shares	Value»
TAIWAN — (Continued)
	Forest Water Environment Engineering Co. Ltd.	17,544	$22,011
	Formosa Advanced Technologies Co. Ltd.	58,000	98,786
	Formosa Chemicals & Fibre Corp.	458,000	797,533
	Formosa International Hotels Corp.	21,000	115,399
	Formosa Laboratories, Inc.	15,000	23,402
	Formosa Oilseed Processing Co. Ltd.	22,000	17,503
	Formosa Optical Technology Co. Ltd.	8,000	21,871
	Formosa Petrochemical Corp.	152,000	328,264
*	Formosa Pharmaceuticals, Inc.	9,000	6,517
#	Formosa Plastics Corp.	487,000	818,877
#	Formosa Sumco Technology Corp.	21,000	170,063
	Formosan Rubber Group, Inc.	45,700	36,083
	Formosan Union Chemical Corp.	69,000	48,941
#	Fortune Electric Co. Ltd.	25,000	540,272
	Fositek Corp.	10,000	408,996
	Foxconn Technology Co. Ltd.	277,000	479,617
#	Foxsemicon Integrated Technology, Inc.	33,000	298,293
	Franbo Lines Corp.	71,663	36,940
	Froch Enterprise Co. Ltd.	40,000	20,803
	FSP Technology, Inc.	28,000	45,344
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	21,866
	Fu Hua Innovation Co. Ltd.	27,000	11,662
	Fubon Financial Holding Co. Ltd.	665,667	2,653,329
	Fulgent Sun International Holding Co. Ltd.	10,443	23,477
	Fullerton Technology Co. Ltd.	41,000	30,790
#*	Fulltech Fiber Glass Corp.	121,890	245,242

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fusheng Precision Co. Ltd.	37,000	$289,612
	Fwusow Industry Co. Ltd.	30,000	10,561
	G Shank Enterprise Co. Ltd.	41,416	142,870
	Gallant Micro Machining Co. Ltd.	1,000	24,910
#	Gallant Precision Machining Co. Ltd.	28,000	72,912
	Gamania Digital Entertainment Co. Ltd.	18,000	23,277
*	GCS Holdings, Inc.	23,969	252,536
#	GEM Services, Inc.	27,000	101,175
*	GEM Terminal Industrial Co. Ltd.	23,000	21,113
#	Gemtek Technology Corp.	95,000	89,440
*	General Interface Solution GIS Holding Ltd.	54,000	90,696
	Generalplus Technology, Inc.	14,000	20,231
	Genesys Logic, Inc.	9,000	25,224
	Genius Electronic Optical Co. Ltd.	25,000	366,997
	GeoVision, Inc.	12,460	22,140
	Getac Holdings Corp.	129,000	449,352
	GFC Ltd.	19,000	72,101
	Giant Manufacturing Co. Ltd.	79,000	206,019
*	Giantplus Technology Co. Ltd.	57,000	27,591
#	Gigabyte Technology Co. Ltd.	125,000	1,290,060
*	Gigasolar Materials Corp.	14,474	45,983
#*	Gigastorage Corp.	108,000	102,105
#	Global Brands Manufacture Ltd.	80,215	200,617
#	Global Mixed Mode Technology, Inc.	19,000	143,266
	Global PMX Co. Ltd.	18,000	88,699
	Global Unichip Corp.	8,000	916,090
#	Global View Co. Ltd.	15,000	16,191
	Globaltek Fabrication Co. Ltd.	24,000	48,849
	Globalwafers Co. Ltd.	61,000	1,540,749
	Gloria Material Technology Corp.	71,000	69,540
*	GlycoNex, Inc.	29,527	20,392
	GMI Technology, Inc.	37,463	49,297
	Gold Circuit Electronics Ltd.	20,800	498,539
*	Gold Rain Enterprises Corp.	10,000	9,913
		Shares	Value»
TAIWAN — (Continued)
#	Goldsun Building Materials Co. Ltd., Class C	219,000	$210,764
*	Gongwin Biopharm Holdings Co. Ltd.	11,000	25,905
	Good Finance Securities Co. Ltd.	19,000	19,850
	Good Will Instrument Co. Ltd.	24,000	53,254
#	Gordon Auto Body Parts	47,000	38,069
*	Gourmet Master Co. Ltd.	15,000	29,218
	Grade Upon Technology Corp.	1,000	24,951
	Grand Fortune Securities Co. Ltd.	61,990	26,811
*	Grand Pacific Petrochemical	256,433	88,739
	Grand Process Technology Corp.	3,000	215,249
	Grape King Bio Ltd.	24,000	66,000
	Great China Metal Industry	51,000	32,485
	Great Taipei Gas Co. Ltd.	18,000	16,223
	Great Tree Pharmacy Co. Ltd.	10,000	24,173
#	Great Wall Enterprise Co. Ltd.	213,100	368,623
#	Greatek Electronics, Inc.	135,000	411,932
	Green World FinTech Service Co. Ltd.	32,000	40,262
#	Group Up Industrial Co. Ltd.	11,000	113,880
	GTM Holdings Corp.	36,000	35,249
#	Gudeng Precision Industrial Co. Ltd.	15,246	184,437
	Hannstar Board Corp.	81,840	166,902
*	HannStar Display Corp.	480,000	180,554
*	HannsTouch Holdings Co.	136,000	41,268
	Hanpin Electron Co. Ltd.	20,000	31,207
*	Harvatek Corp.	23,000	15,077
*	HD Renewable Energy Co. Ltd.	25,000	60,144
#	Hey Song Corp.	98,000	102,261
	Hi-Clearance, Inc.	4,518	18,147
	Highlight Tech Corp.	16,000	39,865
	Highwealth Construction Corp.	434,917	589,906
	Hi-Lai Foods Co. Ltd.	6,000	31,921
	HIM International Music, Inc.	8,000	20,887

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Hitron Technology, Inc.	19,000	$13,726
	Hiwin Technologies Corp.	76,701	713,823
	Hiyes International Co. Ltd.	20,759	49,203
	Ho Tung Chemical Corp.	184,000	73,707
	Hocheng Corp.	59,960	44,893
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	32,920
	Holiday Entertainment Co. Ltd.	6,000	9,700
*	Holtek Semiconductor, Inc.	20,000	32,614
	Holy Stone Enterprise Co. Ltd.	29,550	401,330
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	946,000	7,224,608
	Hong Pu Real Estate Development Co. Ltd.	38,000	21,338
	Hong TAI Electric Industrial	76,000	71,147
	Horizon Securities Co. Ltd.	57,240	27,526
*	Hota Industrial Manufacturing Co. Ltd.	37,000	53,104
	Hotai Motor Co. Ltd.	38,100	653,872
*	Hotron Precision Electronic Industrial Co. Ltd.	14,000	9,753
	Hsin Kuang Steel Co. Ltd.	47,000	54,991
	Hsin Yung Chien Co. Ltd.	4,000	10,845
	Hsin-Li Chemical Industrial Corp.	14,000	17,818
	HTC Corp.	169,000	207,171
	Hu Lane Associate, Inc.	22,058	78,741
#	HUA ENG Wire & Cable Co. Ltd.	119,000	107,764
	Hua Nan Financial Holdings Co. Ltd., Class C	1,109,960	1,490,907
	Hua Yu Lien Development Co. Ltd.	11,000	12,321
#	Huaku Development Co. Ltd.	55,807	167,823
	Huang Hsiang Construction Corp.	51,838	52,553
		Shares	Value»
TAIWAN — (Continued)
	Hung Ching Development & Construction Co. Ltd.	6,000	$8,178
	Hung Sheng Construction Ltd.	53,000	27,957
	Hwa Fong Rubber Industrial Co. Ltd.	55,000	24,557
#	Hwacom Systems, Inc.	32,000	37,947
#	Hwang Chang General Contractor Co. Ltd.	85,053	96,946
	Ibase Technology, Inc.	34,000	57,179
#	IBF Financial Holdings Co. Ltd.	908,953	438,548
*	IC Plus Corp.	7,000	14,012
	ICARES Medicus, Inc.	5,000	10,814
#	Ichia Technologies, Inc.	75,000	119,157
	ICP DAS Co. Ltd.	6,000	21,283
*	Ideal Bike Corp.	48,000	6,346
	IEI Integration Corp.	22,000	57,677
	In Win Development, Inc.	9,000	17,477
	Infortrend Technology, Inc.	72,000	76,157
	Info-Tek Corp.	13,000	11,566
	Innolux Corp.	925,587	1,270,234
	Inpaq Technology Co. Ltd.	26,205	57,102
	Insyde Software Corp.	8,000	50,299
	Intai Technology Corp.	11,000	42,524
#	Integrated Service Technology, Inc.	22,579	96,684
#*	IntelliEPI, Inc.	10,000	103,730
	Interactive Digital Technologies, Inc.	13,000	29,694
*	International CSRC Investment Holdings Co.	179,000	53,193
#	International Games System Co. Ltd., Class C	33,000	789,718
	Inventec Corp.	324,000	608,348
	Iron Force Industrial Co. Ltd.	20,742	49,927
	I-Sheng Electric Wire & Cable Co. Ltd.	44,000	62,047
#	ITE Technology, Inc.	43,000	164,278
	ITEQ Corp.	66,000	526,618
	J&V Energy Technology Co. Ltd.	23,000	46,458
	Jarllytec Co. Ltd.	16,225	35,402
	Jean Co. Ltd.	72,183	43,253
	Jentech Precision Industrial Co. Ltd.	4,299	445,291

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jetwell Computer Co. Ltd.	10,080	$68,017
	Jia Wei Lifestyle, Inc.	3,000	2,341
	Jih Lin Technology Co. Ltd.	14,000	30,226
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	69,325
#	Jinan Acetate Chemical Co. Ltd.	167,880	247,573
	Jiu Han System Technology Co. Ltd.	8,000	72,663
	Johnson Chemical Pharmaceutical Works Corp.	16,000	23,817
#	Johnson Health Tech Co. Ltd.	24,000	90,859
#	JPC connectivity, Inc.	26,000	228,294
#	JPP Holding Co. Ltd.	18,000	151,853
#	JSL Construction & Development Co. Ltd.	57,130	107,313
*	K Laser Technology, Inc.	35,000	17,219
	Kaimei Electronic Corp.	27,400	95,580
	Kaori Heat Treatment Co. Ltd.	9,000	235,929
	Kedge Construction Co. Ltd.	26,407	82,586
	Keding Enterprises Co. Ltd.	10,000	37,142
	KEE TAI Properties Co. Ltd.	40,000	11,743
	Kenda Rubber Industrial Co. Ltd.	81,000	45,241
	Kerry TJ Logistics Co. Ltd.	27,000	24,264
	Keystone Microtech Corp.	8,000	220,912
	KGI Financial Holding Co. Ltd.	2,092,010	1,976,491
#	KHGEARS International Ltd.	10,000	45,295
	Kindom Development Co. Ltd.	110,600	118,184
	King Chou Marine Technology Co. Ltd.	27,000	35,808
	King Slide Works Co. Ltd.	5,000	1,198,107
#	King Yuan Electronics Co. Ltd.	199,500	1,347,458
	Kingwaytek Technology Co. Ltd.	6,000	10,527
	Kinik Co.	27,000	525,281
#*	Kinko Optical Co. Ltd.	54,000	105,702
	Kinpo Electronics	367,000	334,689
		Shares	Value»
TAIWAN — (Continued)
	Kinsus Interconnect Technology Corp.	63,443	$1,202,950
	Ko Ja Cayman Co. Ltd.	8,000	9,644
*	KS Terminals, Inc.	22,000	37,234
	Kuang Hong Arts Management, Inc.	9,000	24,472
	Kuen Ling Machinery Refrigerating Co. Ltd.	26,000	31,422
	Kung Long Batteries Industrial Co. Ltd.	9,000	35,113
	Kung Sing Engineering Corp.	139,000	41,004
#	Kuo Toong International Co. Ltd.	73,000	116,242
*	Kuo Yang Construction Co. Ltd.	20,000	11,086
	KYE Systems Corp.	53,000	45,665
	L&K Engineering Co. Ltd.	41,166	885,871
#	Lai Yih Footwear Co. Ltd.	13,000	67,843
	Lang, Inc.	9,000	13,462
	Lanner Electronics, Inc.	27,380	63,697
	Largan Precision Co. Ltd. (3008 TT)	20,000	2,479,352
	Leadtrend Technology Corp.	15,119	22,941
*	Lealea Enterprise Co. Ltd.	53,000	11,494
#	Lelon Electronics Corp.	41,000	272,977
	Lemtech Holdings Co. Ltd.	16,800	42,279
	Leo Systems, Inc.	20,000	21,480
*	Leofoo Development Co. Ltd.	21,000	10,470
*	Li Peng Enterprise Co. Ltd.	87,000	18,144
	Lian HWA Food Corp.	32,566	81,758
#	Lien Hwa Industrial Holdings Corp.	184,052	228,401
	LINE Pay Taiwan Ltd.	5,250	43,527
	Lingsen Precision Industries Ltd.	119,000	106,880
	Lion Travel Service Co. Ltd.	19,000	86,137
	Lite-On Technology Corp.	141,000	893,557
	Liton Technology Corp.	14,000	30,175
	Long Da Construction & Development Corp.	57,750	50,431

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Longchen Paper & Packaging Co. Ltd.	182,000	$55,409
#	Longwell Co.	41,000	259,874
	Loop Telecommunication International, Inc.	13,000	21,513
	Lotes Co. Ltd.	13,207	744,340
	Lumax International Corp. Ltd.	24,600	84,747
#*	Lung Yen Life Service Corp.	48,000	70,395
	Lungteh Shipbuilding Co. Ltd.	20,050	80,761
#	LuxNet Corp.	12,617	139,639
	M3 Technology, Inc.	6,000	14,316
	Macauto Industrial Co. Ltd.	7,000	11,387
#	Machvision, Inc.	9,000	168,910
	Macnica Galaxy, Inc.	6,000	20,780
*	Macronix International Co. Ltd.	540,000	1,621,971
	MacroWell OMG Digital Entertainment Co. Ltd.	10,000	20,085
	Magnate Technology Co. Ltd.	22,000	40,368
#	Makalot Industrial Co. Ltd.	65,780	445,889
	Marketech International Corp.	23,000	327,373
	Materials Analysis Technology, Inc.	20,061	129,420
	Maxigen Biotech, Inc.	3,000	3,696
*	Mechema Chemicals International Corp.	12,000	25,004
	MediaTek, Inc.	108,000	11,504,990
*	Medigen Biotechnology Corp.	12,000	11,489
	Mega Financial Holding Co. Ltd.	1,519,835	2,491,273
#	Mega Union Technology, Inc.	16,900	372,383
*	Megaforce Co. Ltd.	20,000	17,706
	Mercuries & Associates Holding Ltd.	146,396	76,977
*	Mercuries Life Insurance Co. Ltd.	885,032	269,929
	Merida Industry Co. Ltd.	55,000	130,789
	Merry Electronics Co. Ltd.	70,101	173,566
#	METAAGE Corp.	30,000	35,670
*	Microbio Co. Ltd.	27,000	11,532
#	Micro-Star International Co. Ltd.	201,000	870,885
	Mildef Crete, Inc.	13,000	49,183
		Shares	Value»
TAIWAN — (Continued)
	MIN AIK Technology Co. Ltd.	62,000	$51,051
#	Mitac Holdings Corp.	235,300	628,698
*	Mobiletron Electronics Co. Ltd.	11,000	10,995
	momo.com, Inc.	16,000	120,439
*	Mosel Vitelic, Inc.	18,000	17,602
	Motech Industries, Inc.	75,000	50,446
	MPI Corp.	7,000	1,114,230
	MSSCORPS Co. Ltd.	20,523	214,510
	My Humble House Hospitality Management Consulting	11,000	11,911
	Nak Sealing Technologies Corp.	23,000	81,606
	Namchow Holdings Co. Ltd.	25,000	26,053
	Nan Juen International Co. Ltd.	3,000	39,109
	Nan Kang Rubber Tire Co. Ltd.	101,000	103,208
	Nan Pao Resins Chemical Co. Ltd.	18,000	170,797
	Nan Ya Plastics Corp.	657,000	3,121,625
	Nan Ya Printed Circuit Board Corp.	29,000	798,458
	Nantex Industry Co. Ltd.	35,000	29,620
#*	Nanya Technology Corp.	117,000	1,250,874
#	National Aerospace Fasteners Corp.	14,385	59,601
	National Petroleum Co. Ltd.	21,000	36,332
	Neousys Technology, Inc.	7,000	36,537
#	Netronix, Inc.	18,000	48,345
*	New Asia Construction & Development Corp.	50,000	21,765
	New Best Wire Industrial Co. Ltd.	8,000	6,369
#	Nexcom International Co. Ltd.	32,000	59,345
	Nextronics Engineering Corp.	7,000	23,765
	Nichidenbo Corp.	63,000	238,125
	Nien Hsing Textile Co. Ltd.	4,000	2,163
	Nien Made Enterprise Co. Ltd.	56,000	660,252
	Niko Semiconductor Co. Ltd.	19,101	37,109
	Nishoku Technology, Inc.	14,000	47,389

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nova Technology Corp.	13,000	$106,329
	Novatek Microelectronics Corp.	128,000	2,022,987
*	Nuvoton Technology Corp.	23,000	81,474
	O-Bank Co. Ltd.	369,000	116,783
*	OBI Pharma, Inc.	17,000	13,137
	Ocean Plastics Co. Ltd.	13,000	13,056
	OK Biotech Co. Ltd.	23,000	10,222
*	Oneness Biotech Co. Ltd.	102,000	131,452
	Optimax Technology Corp.	21,946	14,904
	Orient Europharma Co. Ltd.	12,000	17,579
	Orient Semiconductor Electronics Ltd.	115,000	141,663
*	Oriental Union Chemical Corp.	106,000	42,069
	O-TA Precision Industry Co. Ltd.	8,000	13,259
	Pacific Construction Co.	101,000	27,326
	Pacific Hospital Supply Co. Ltd.	16,000	37,559
	Paiho Shih Holdings Corp.	23,000	11,660
	Pan Asia Chemical Corp.	51,519	36,373
	Pan German Universal Motors Ltd.	10,000	70,927
	Pan Jit International, Inc.	95,000	335,062
#	Pan Ram International Corp.	13,000	17,181
#	Pan-International Industrial Corp.	104,000	130,696
	Panion & BF Biotech, Inc.	14,000	25,266
	Parade Technologies Ltd.	8,000	137,092
*	Paragon Technologies Co. Ltd.	4,000	3,105
#	Parpro Corp.	37,000	107,574
	PCL Technologies, Inc.	1,281	4,544
	P-Duke Technology Co. Ltd.	16,000	58,264
	Pegatron Corp.	241,000	623,606
	Pegavision Corp.	12,514	124,506
	PharmaEngine, Inc.	26,000	49,266
	PharmaEssentia Corp.	32,275	1,050,023
*	Pharmosa Biopharm, Inc.	21,000	21,513
		Shares	Value»
TAIWAN — (Continued)
*	Phihong Technology Co. Ltd.	59,000	$38,138
	Phison Electronics Corp.	16,000	787,445
	Phoenix Silicon International Corp.	29,272	217,094
*	Phytohealth Corp.	53,000	18,445
#	Pixart Imaging, Inc.	44,000	259,022
	Planet Technology Corp.	13,000	58,290
	Podak Co. Ltd.	10,000	14,849
*	Polaris Group	56,000	18,713
	Polytronics Technology Corp.	18,000	28,436
	Posiflex Technology, Inc.	13,000	77,771
	Potens Semiconductor Corp.	2,000	7,635
	Power Wind Health Industry, Inc.	16,000	82,950
*	Powerchip Semiconductor Manufacturing Corp.	502,000	821,026
	Powertech Technology, Inc.	165,000	1,179,686
	Poya International Co. Ltd.	24,495	545,698
#	President Chain Store Corp.	124,000	858,678
#	President Securities Corp.	268,900	357,188
#	Primax Electronics Ltd.	153,000	307,758
	Promate Electronic Co. Ltd.	75,598	110,180
	Prosperity Dielectrics Co. Ltd.	26,000	113,767
	PSS Co. Ltd.	4,000	18,174
#	Qisda Corp.	269,420	225,934
	QST International Corp.	22,839	28,009
	Quang Viet Enterprise Co. Ltd.	6,000	11,236
#	Quanta Computer, Inc.	155,000	1,378,865
#	Quanta Storage, Inc.	50,000	102,018
	Radium Life Tech Co. Ltd.	163,268	52,900
	Rafael Microelectronics, Inc.	6,000	24,175
	Rayzher Industrial Co. Ltd.	4,000	19,817
#	Realtek Semiconductor Corp.	85,000	1,762,627
	Rechi Precision Co. Ltd.	113,000	82,119

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rich Development Co. Ltd.	45,000	$10,717
*	Ritek Corp.	225,000	73,553
	Rodex Fasteners Corp.	12,000	7,862
	Ruby Tech Corp.	6,180	9,529
#	Ruentex Development Co. Ltd.	398,000	331,231
#	Ruentex Engineering & Construction Co.	25,440	128,052
	Run Long Construction Co. Ltd.	63,000	64,152
	Sakura Development Co. Ltd.	75,296	98,776
	Sampo Corp.	42,000	30,262
	San Fang Chemical Industry Co. Ltd.	59,000	57,691
	San Far Property Ltd.	39,000	21,726
	San Fu Chemical Co. Ltd.	6,000	19,823
	San Lien Technology Corp. Ltd.	8,400	19,144
	San Shing Fastech Corp.	22,000	38,287
#	Sanyang Motor Co. Ltd.	155,000	309,793
	Savior Lifetec Corp.	111,072	57,893
	Scientech Corp.	6,000	117,934
	ScinoPharm Taiwan Ltd.	44,000	26,125
	SciVision Biotech, Inc.	14,000	21,361
	SDI Corp.	34,000	150,082
	Sea Sonic Electronics Co. Ltd.	9,000	17,920
	Securitag Assembly Group Co. Ltd.	4,000	13,760
	Senao Networks, Inc.	10,467	38,206
	Sensortek Technology Corp.	7,000	32,559
#	Sercomm Corp.	73,000	184,725
#	Sesoda Corp.	67,000	99,143
#	Shanghai Commercial & Savings Bank Ltd.	503,869	706,613
	ShenMao Technology, Inc.	36,000	108,190
#	Shih Her Technologies, Inc.	15,026	78,020
*	Shih Wei Navigation Co. Ltd.	50,000	20,096
#	Shihlin Electric & Engineering Corp.	67,000	401,286
*	Shihlin Paper Corp.	31,000	45,098
	Shin Hai Gas Corp.	6,000	9,113
	Shin Ruenn Development Co. Ltd.	45,135	57,896
		Shares	Value»
TAIWAN — (Continued)
	Shin Shin Natural Gas Co.	8,000	$10,491
#	Shin Zu Shing Co. Ltd.	47,086	246,318
*	Shining Building Business Co. Ltd.	80,000	19,400
	Shinkong Insurance Co. Ltd.	67,000	332,905
	Shinkong Synthetic Fibers Corp.	297,000	188,771
	Shinkong Textile Co. Ltd.	44,000	91,635
	Shiny Chemical Industrial Co. Ltd.	36,000	165,747
*	Shuttle, Inc.	108,000	52,119
	Sigurd Microelectronics Corp.	156,000	886,376
	Silergy Corp.	20,000	249,110
	Silicon Integrated Systems Corp.	109,785	164,400
	Silicon Optronics, Inc.	11,000	18,006
	Silitech Technology Corp.	12,000	12,000
	Simplo Technology Co. Ltd.	45,000	486,347
#	Sinbon Electronics Co. Ltd.	58,000	524,799
	Sincere Navigation Corp.	107,000	100,258
	Singatron Enterprise Co. Ltd.	20,000	18,722
	Sinmag Equipment Corp.	12,000	41,771
*	Sino Tactful Co. Ltd.	27,000	16,593
	Sino-American Silicon Products, Inc.	156,000	738,440
#	Sinon Corp.	123,000	147,999
	SinoPac Financial Holdings Co. Ltd.	1,541,450	1,922,402
	Sinopower Semiconductor, Inc.	6,000	40,849
	Sinphar Pharmaceutical Co. Ltd.	47,666	46,692
	Sinyi Realty, Inc.	21,000	13,230
	Sirtec International Co. Ltd.	27,000	20,209
	Sitronix Technology Corp.	33,000	268,142
	Siward Crystal Technology Co. Ltd.	20,000	37,503
	Sixxon Tech Co. Ltd.	5,000	23,901
	Soft-World International Corp.	14,000	42,965
#	Solar Applied Materials Technology Corp.	144,000	440,338
	Solteam, Inc.	14,000	20,621

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sonix Technology Co. Ltd.	29,000	$45,786
	Southeast Cement Co. Ltd.	22,000	10,951
*	Spectrum Electrics Corp.	31,450	21,847
	Speed Tech Corp.	22,053	18,588
	Sporton International, Inc.	21,650	128,072
#	Sports Gear Co. Ltd.	23,000	48,854
	St. Shine Optical Co. Ltd.	14,000	39,757
	Standard Chemical & Pharmaceutical Co. Ltd.	19,800	34,640
	Standard Foods Corp.	77,000	69,487
	Stark Technology, Inc.	27,000	137,886
*	Starlux Airlines Co. Ltd.	385,000	257,358
	S-Tech Corp.	18,000	9,547
	STL Technology Co. Ltd.	4,000	21,602
	Sun Max Tech Ltd.	15,710	21,249
*	Sun Yad Construction Co. Ltd.	37,007	11,379
*	Sunko INK Co. Ltd.	69,000	40,230
	SunMax Biotechnology Co. Ltd.	8,000	94,396
	Sunny Friend Environmental Technology Co. Ltd.	14,000	32,980
	Sunonwealth Electric Machine Industry Co. Ltd.	67,526	270,348
	Sunplus Innovation Technology, Inc.	6,240	27,112
	Sunrex Technology Corp.	27,000	31,403
	Superalloy Industrial Co. Ltd.	12,000	19,971
	Supreme Electronics Co. Ltd.	162,598	397,823
	Swancor Holding Co. Ltd.	11,000	30,881
	Sweeten Real Estate Development Co. Ltd.	45,935	32,462
#	Symtek Automation Asia Co. Ltd.	26,421	107,862
#	Syncmold Enterprise Corp.	36,000	72,621
	Synmosa Biopharma Corp.	106,191	95,016
	Synnex Technology International Corp.	330,000	946,452
	Syscom Computer Engineering Co.	15,000	24,683
		Shares	Value»
TAIWAN — (Continued)
	Sysgration	33,000	$49,448
	Systex Corp.	45,000	213,013
	T3EX Global Holdings Corp.	37,000	75,688
	TA Chen Stainless Pipe	565,570	754,060
	Ta Liang Technology Co. Ltd.	4,000	58,953
	Ta Ya Electric Wire & Cable	207,151	214,750
	TA-I Technology Co. Ltd.	20,000	65,023
	Taichung Commercial Bank Co. Ltd.	1,079,585	682,921
	Taiflex Scientific Co. Ltd.	78,769	409,059
	Taimide Tech, Inc.	45,000	90,773
	Tainan Enterprises Co. Ltd.	17,000	10,459
	Tainan Spinning Co. Ltd.	317,000	118,555
*	Tainergy Tech Co. Ltd.	69,000	29,703
	Tai-Saw Technology Co. Ltd.	16,000	21,539
	TaiSol Electronics Co. Ltd.	12,000	21,333
	Taisun Enterprise Co. Ltd.	42,000	20,680
	Taita Chemical Co. Ltd.	77,000	29,410
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	116,714
	Taitien Electronics Co. Ltd.	13,000	15,709
	Taiwan Acceptance Corp.	47,023	118,916
#	Taiwan Business Bank	1,877,068	1,053,401
	Taiwan Chelic Corp. Ltd.	10,000	12,438
	Taiwan Chinsan Electronic Industrial Co. Ltd.	30,000	88,510
	Taiwan Cogeneration Corp.	113,027	203,992
	Taiwan Cooperative Financial Holding Co. Ltd.	1,393,536	1,187,453
	Taiwan Environment Scientific Co. Ltd.	30,000	17,938
	Taiwan FamilyMart Co. Ltd.	17,000	99,568
#	Taiwan Fertilizer Co. Ltd.	193,000	272,735
	Taiwan Fire & Marine Insurance Co. Ltd.	49,100	89,973
	Taiwan Fructose Co. Ltd.	26,500	16,066

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan FU Hsing Industrial Co. Ltd.	10,000	$11,966
#*	Taiwan Glass Industry Corp.	156,000	215,580
	Taiwan High Speed Rail Corp.	330,000	264,834
	Taiwan Hon Chuan Enterprise Co. Ltd.	96,757	382,547
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,294	54,343
*	Taiwan IC Packaging Corp.	52,224	24,098
*	Taiwan Mask Corp.	64,496	71,855
	Taiwan Mobile Co. Ltd.	367,000	1,274,602
	Taiwan Navigation Co. Ltd.	53,000	46,414
	Taiwan Optical Platform Co. Ltd.	14,841	36,387
#	Taiwan Paiho Ltd.	77,000	108,265
#	Taiwan PCB Techvest Co. Ltd.	92,000	84,836
	Taiwan Sakura Corp.	40,000	101,137
	Taiwan Secom Co. Ltd.	66,000	222,452
	Taiwan Semiconductor Co. Ltd.	37,000	80,966
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,319,007	171,525,483
	Taiwan Shin Kong Security Co. Ltd.	43,000	53,555
	Taiwan Steel Union Co. Ltd.	7,000	23,543
*	Taiwan Styrene Monomer	91,000	20,569
	Taiwan Surface Mounting Technology Corp.	63,000	269,605
*	Taiwan Takisawa Technology Co. Ltd., Class C	13,000	14,615
	Taiwan Taxi Co. Ltd.	12,000	54,729
*	Taiwan TEA Corp.	66,000	22,352
	Taiwan Union Technology Corp.	49,000	1,640,618
#*	Taiwan-Asia Semiconductor Corp.	93,000	77,689
*	Tanvex BioPharma, Inc.	25,000	28,654
#	Tatung Co. Ltd.	213,450	159,609
*	TBI Motion Technology Co. Ltd.	28,000	39,057
		Shares	Value»
TAIWAN — (Continued)
#	TCC Group Holdings Co. Ltd.	838,076	$627,520
#	TCI Co. Ltd.	36,000	125,314
	Te Chang Construction Co. Ltd.	17,983	38,826
#	Teco Electric & Machinery Co. Ltd.	289,000	570,716
	Tehmag Foods Corp.	8,000	63,077
	Tera Autotech Corp.	17,000	16,622
#	Test Research, Inc.	50,000	408,176
	Test Rite International Co. Ltd.	47,000	32,079
	Thinking Electronic Industrial Co. Ltd.	17,000	113,068
	Thye Ming Industrial Co. Ltd.	23,687	51,023
	Tigerair Taiwan Co. Ltd.	38,000	67,258
	Tofu Restaurant Co. Ltd.	2,000	10,755
	Ton Yi Industrial Corp.	244,000	112,751
	Tong Hsing Electronic Industries Ltd.	45,970	223,066
#	Tong Yang Industry Co. Ltd.	91,000	199,520
#	Tong-Tai Machine & Tool Co. Ltd.	41,000	33,631
	Top Bright Holding Co. Ltd.	5,000	35,890
	Top Union Electronics Corp.	33,135	24,742
#	Topco Scientific Co. Ltd.	54,780	836,159
	Topkey Corp.	17,000	86,562
	Topoint Technology Co. Ltd.	35,554	347,772
	TPK Holding Co. Ltd.	90,000	150,601
	Trade-Van Information Services Co.	14,000	40,462
#	Transcend Information, Inc.	60,000	532,855
	Transcom, Inc.	15,785	54,260
	Trio Technology International Group Co. Ltd.	8,000	30,084
	Triocean Industrial Corp. Co. Ltd.	5,000	13,819
	Tripod Technology Corp.	84,000	943,155
	Trusval Technology Co. Ltd.	9,621	66,511
	TS Financial Holding Co. Ltd (2887 TT)	2,734,328	3,010,779
*	TS Financial Holding Co. Ltd (28871 TT)	269,838	79,293
	TSC Auto ID Technology Co. Ltd.	7,498	42,410

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TSRC Corp.	152,000	$98,849
	Ttet Union Corp.	15,000	71,619
	TTFB Co. Ltd.	7,218	35,936
	TTY Biopharm Co. Ltd.	63,000	144,633
*	Tul Corp.	19,000	32,424
	Tung Ho Steel Enterprise Corp.	135,000	310,448
#	TURVO International Co. Ltd.	16,000	91,893
#	TXC Corp.	70,000	319,651
	TYC Brother Industrial Co. Ltd.	48,000	41,415
*	Tycoons Group Enterprise	48,000	11,231
	Tyntek Corp.	9,000	13,704
	Ubright Optronics Corp.	12,000	20,059
	UDE Corp.	22,000	70,423
	U-Ming Marine Transport Corp.	124,000	239,082
	Unic Technology Corp.	25,000	18,973
	Unimicron Technology Corp.	217,074	5,093,200
	Union Bank of Taiwan	234,179	149,586
	Union Insurance Co. Ltd.	22,000	22,867
#	Uni-President Enterprises Corp.	933,000	2,121,609
	Unitech Computer Co. Ltd.	21,000	37,498
#	Unitech Printed Circuit Board Corp.	246,772	273,199
	United Alloy-Tech Co.	39,517	71,508
	United Integrated Services Co. Ltd.	30,000	1,003,978
	United Microelectronics Corp. (2303 TT)	1,371,000	5,129,044
	United Orthopedic Corp.	23,000	59,244
	United Radiant Technology	17,000	10,111
*	United Renewable Energy Co. Ltd.	425,000	211,366
	Univacco Technology, Inc.	30,000	50,519
	Universal Cement Corp.	126,832	104,578
*	Universal Microelectronics Co. Ltd.	7,000	8,010
	Universal Microwave Technology, Inc.	8,000	234,069
	Universal Vision Biotechnology Co. Ltd.	17,000	69,138
		Shares	Value»
TAIWAN — (Continued)
	UPC Technology Corp.	75,000	$23,769
	UPI Semiconductor Corp.	13,000	78,813
	Userjoy Technology Co. Ltd.	15,730	35,639
	USI Corp.	106,000	36,581
*	Usun Technology Co. Ltd.	11,000	29,742
	Utechzone Co. Ltd.	4,000	19,653
	UVAT Technology Co. Ltd.	17,000	36,849
*	Vactronics Technologies, Inc.	14,000	18,489
	Vanguard International Semiconductor Corp.	146,133	669,929
	Ventec International Group Co. Ltd., Class C	25,000	151,327
	Viking Tech Corp.	13,000	24,445
	Visco Vision, Inc.	13,000	73,618
	VisEra Technologies Co. Ltd.	13,000	167,509
	Visual Photonics Epitaxy Co. Ltd.	20,000	174,872
	Vizionfocus, Inc.	11,000	61,546
#	Voltronic Power Technology Corp.	26,000	762,765
*	Wafer Works Corp.	50,450	134,324
	Waffer Technology Corp.	41,027	45,948
#	Wah Hong Industrial Corp.	21,000	24,936
	Wah Lee Industrial Corp.	50,000	172,259
#	Walsin Lihwa Corp.	871,023	835,869
	Walsin Technology Corp.	84,000	549,122
#	Walton Advanced Engineering, Inc.	109,000	122,325
	Wan Hai Lines Ltd.	93,400	243,628
	Waste Recovery Technology, Inc.	6,000	59,458
*	We & Win Development Co. Ltd.	73,000	24,895
*	WEI Chih Steel Industrial Co. Ltd.	21,000	10,024
	Wei Chuan Foods Corp.	28,000	10,542
	Weikeng Industrial Co. Ltd.	111,000	151,004
	Well Shin Technology Co. Ltd.	9,000	11,076
	Welldone Co.	19,000	27,197

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Weltrend Semiconductor	54,000	$90,143
	Wendell Industrial Co. Ltd.	6,000	25,205
	Wholetech System Hitech Ltd.	12,000	44,809
	Win Semiconductors Corp.	61,000	538,183
#	Winbond Electronics Corp.	310,913	1,199,155
	Winmate, Inc.	12,000	61,269
	Winstek Semiconductor Co. Ltd.	21,000	91,867
	WinWay Technology Co. Ltd.	3,000	526,565
	Wisdom Marine Lines Co. Ltd.	123,000	297,301
#	Wiselink Co. Ltd.	31,764	86,546
#	Wistron Corp.	567,000	3,040,817
	WITS Corp.	15,659	57,850
	Wiwynn Corp.	16,000	2,604,921
	WNC Corp.	108,647	728,169
#	Wonderful Hi-Tech Co. Ltd.	38,000	71,521
	Wowprime Corp.	28,293	204,537
	WPG Holdings Ltd.	208,000	713,126
#	WT Microelectronics Co. Ltd.	104,641	631,556
	WUS Printed Circuit Co. Ltd.	49,000	212,066
	XinTec, Inc.	25,000	207,307
#	X-Legend Entertainment Co. Ltd.	7,000	19,964
	Ya Horng Electronic Co. Ltd.	15,000	22,654
	Yageo Corp.	179,168	2,696,712
	Yang Ming Marine Transport Corp.	417,000	652,370
	Yankey Engineering Co. Ltd.	23,604	469,853
*	Yao Sheng Electronic Co. Ltd.	8,000	9,747
	YC INOX Co. Ltd.	94,858	53,791
	Yea Shin International Development Co. Ltd.	62,793	42,025
	Yem Chio Co. Ltd.	131,180	58,203
#	Yen Sun Technology Corp.	14,000	17,930
*††	Yeong Guan Energy Technology Group Co. Ltd.	49,000	6,307
	YFC-Boneagle Electric Co. Ltd.	23,000	17,206
	YFY, Inc.	103,000	92,107
		Shares	Value»
TAIWAN — (Continued)
	Yi Jinn Industrial Co. Ltd.	24,000	$10,602
*	Yieh Hsing Enterprise Co. Ltd.	72,000	15,784
#*	Yieh Phui Enterprise Co. Ltd.	280,892	118,027
*	Young Optics, Inc.	17,000	35,704
	Youngtek Electronics Corp.	22,000	49,472
	Yuan High-Tech Development Co. Ltd.	3,000	12,956
	Yuanta Financial Holding Co. Ltd.	984,692	2,054,252
	Yuanta Futures Co. Ltd.	35,625	96,429
	Yuen Chang Stainless Steel Co. Ltd., Class C	19,000	10,637
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	28,675
	Yulon Motor Co. Ltd.	83,000	71,558
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	11,000	26,511
	Yungshin Construction & Development Co. Ltd.	13,000	20,171
	YungShin Global Holding Corp.	71,000	117,454
	Zeng Hsing Industrial Co. Ltd.	6,669	18,898
	Zenitron Corp.	48,000	89,695
	Zero One Technology Co. Ltd.	45,579	153,607
	Zhen Ding Technology Holding Ltd.	116,000	1,455,447
*	Zhong Yang Technology Co. Ltd.	11,000	12,023
	ZillTek Technology Corp.	7,000	43,823
*	Zinwell Corp.	26,000	28,345
	Zippy Technology Corp.	26,000	43,178
	Zyxel Group Corp.	54,895	69,088
TOTAL TAIWAN			418,526,104
THAILAND — (1.5%)
#	Absolute Clean Energy PCL	547,400	21,813
	Advanced Info Service PCL	76,600	870,090

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Advanced Information Technology PCL, Class F	159,350	$23,464
	AEON Thana Sinsap Thailand PCL	12,500	39,256
	Airports of Thailand PCL	188,600	358,180
	Allianz Ayudhya Capital PCL	9,200	11,987
	Amata Corp. PCL	168,800	145,642
#	AP Thailand PCL	443,000	110,076
*	Asia Aviation PCL, NVDR	1,750,400	55,394
	Asia Plus Group Holdings PCL	492,200	35,581
	Asia Sermkij Leasing PCL ASK/F TB	51,600	18,661
	Asian Insulators PCL	64,800	5,616
	Asian Sea Corp. PCL	117,700	26,368
	Asset World Corp. PCL	794,900	70,153
	Assetwise PCL	38,500	8,598
	Aurora Design PCL	129,000	55,493
	B Grimm Power PCL	88,900	49,875
	Bangchak Corp. PCL	137,015	183,585
	Bangkok Airways PCL	141,900	82,012
	Bangkok Aviation Fuel Services PCL	35,000	11,186
	Bangkok Bank PCL (BBLF TB)	103,300	591,353
#	Bangkok Chain Hospital PCL	222,700	68,632
	Bangkok Commercial Asset Management PCL	371,746	76,617
	Bangkok Dusit Medical Services PCL, Class F	658,300	378,079
	Bangkok Expressway & Metro PCL	676,500	136,555
	Bangkok Land PCL	1,023,600	19,298
	Bangkok Life Assurance PCL, NVDR	34,600	26,941
	Banpu PCL	1,137,000	197,487
	BCPG PCL	194,700	41,221
	Berli Jucker PCL	157,500	76,261
	Betagro PCL	167,400	106,972
	BKI Holdings PCL	19,100	212,725
*	Bound & Beyond PCL	54,600	13,427
*	BTS Group Holdings PCL	3,695,500	236,504
	Bumrungrad Hospital PCL	61,300	343,676
#	Cal-Comp Electronics Thailand PCL, Class F	214,787	52,693
		Shares	Value»
THAILAND — (Continued)
	Carabao Group PCL	68,000	$104,127
	Central Pattana PCL	115,700	238,081
	Central Plaza Hotel PCL	107,200	122,925
#	Central Retail Corp. PCL CRCF TB	286,600	228,818
	CH Karnchang PCL	165,300	90,049
#	Charoen Pokphand Foods PCL	302,300	202,896
	Chularat Hospital PCL	624,300	29,651
	CK Power PCL	312,300	24,053
	Com7 PCL	186,300	169,951
	Cotto F	288,200	1,640
	CP ALL PCL	159,600	228,819
	CP Axtra PCL	146,400	65,140
	Delta Electronics Thailand PCL	152,900	1,251,925
	Dhipaya Group Holdings PCL	160,200	113,573
	Ditto Thailand PCL	84,000	39,910
	Dohome PCL	235,200	27,778
	Don Muang Tollway PCL	212,400	79,566
	Dynasty Ceramic PCL	928,200	40,505
	Eastern Polymer Group PCL	94,400	17,984
	Eastern Water Resources Development & Management PCL, Class F	227,300	35,342
	Electricity Generating PCL	17,100	68,523
*	Energy Absolute PCL	1,326,500	115,406
	Erawan Group PCL	309,700	32,126
	Forth Smart Service PCL	73,000	17,376
	Fortune Parts Industry PCL	107,900	5,154
	Frasers Property Thailand PCL	68,900	14,500
	GFPT PCL	199,100	58,401
	Global Power Synergy PCL	35,200	54,049
	Gulf Development PCL	173,815	346,480
#	Gunkul Engineering PCL	739,500	111,502
	Haad Thip PCL	86,000	41,196
	Hana Microelectronics PCL	65,900	70,227
	Heng Leasing & Capital PCL	446,800	12,962
	Home Product Center PCL	452,900	87,894
	Ichitan Group PCL	212,200	93,917

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	102,800	$67,708
#	IRPC PCL	2,038,200	134,334
#	I-TAIL Corp. PCL	48,400	25,250
	Jaymart Group Holdings PCL	81,000	26,843
	JMT Network Services PCL	144,100	51,645
	Karmarts PCL	119,800	26,351
	Kasikornbank PCL (KBANKF TB)	30,400	221,801
#	KCE Electronics PCL	134,100	166,902
	KCG Corp. PCL	36,100	11,316
	KGI Securities Thailand PCL	270,300	41,612
	Khonburi Sugar PCL	64,800	11,743
#	Kiatnakin Phatra Bank PCL	19,500	64,585
	Klinique Medical Clinic PCL	41,700	34,249
	Krung Thai Bank PCL	238,400	314,925
	Krungthai Card PCL	139,800	159,553
	Lalin Property PCL	77,200	10,122
#	Land & Houses PCL (LHF TB)	1,256,400	143,322
	Lanna Resources PCL	50,800	22,396
	LH Financial Group PCL	1,283,700	48,432
	Loxley PCL	153,300	6,601
	LPN Development PCL	615,700	29,645
	Major Cineplex Group PCL	106,500	22,760
	MBK PCL	96,508	65,175
	MC Group PCL	92,800	32,733
	MCS Steel PCL	44,400	10,553
	Mega Lifesciences PCL	67,800	77,028
	Minor International PCL	466,400	328,522
#	MK Restaurants Group PCL	98,200	62,653
#	Moshi Moshi Retail Corp. PLC	22,000	27,643
	Muangthai Capital PCL	58,700	59,853
	Namyong Terminal PCL	137,800	16,845
	Neo Corporate PCL	28,400	20,057
*	Noble Development PCL	161,900	8,958
	Northeast Rubber PCL	408,700	54,927
	NSL Foods PCL	23,300	16,037
	Osotspa PCL	214,700	112,706
	Plan B Media PCL	471,500	85,754
	Polyplex Thailand PCL	68,300	28,756
	Praram 9 Hospital PCL	119,200	63,789
		Shares	Value»
THAILAND — (Continued)
	Precious Shipping PCL	140,800	$33,893
	Premier Marketing PCL	69,400	23,053
#	Prima Marine PCL	176,300	53,300
*	Property Perfect PCL	1,182,715	1,774
	Pruksa Holding PCL	327,300	38,382
*	PSG Corp. PCL	87,482	13,754
	PTG Energy PCL	364,500	82,323
	PTT Exploration & Production PCL	122,300	547,729
	PTT Global Chemical PCL	175,600	192,406
	PTT Oil & Retail Business PCL	348,400	133,237
	PTT PCL	645,000	743,535
	Quality Houses PCL	1,434,900	62,126
	Rajthanee Hospital PCL	27,000	12,366
#	Ratch Group PCL	91,900	105,632
	Ratchaphruek Hospital PCL	55,300	8,251
#	Regional Container Lines PCL	127,100	133,228
#	Rojana Industrial Park PCL	172,200	31,421
	S Hotels & Resorts PCL	443,300	22,239
	Saha-Union PCL	31,400	25,861
	Samart Corp. PCL	167,000	29,351
	Sansiri PCL	2,959,200	133,360
	Sappe PCL	15,400	15,945
	SC Asset Corp. PCL	310,300	18,756
	SCB X PCL	44,900	205,343
	SCG Packaging PCL	116,600	105,837
	SEAFCO PCL	115,500	9,680
	Siam Cement PCL	54,100	410,553
	Siam Wellness Group PCL	166,600	16,461
	Siamgas & Petrochemicals PCL	162,300	39,139
	SiS Distribution Thailand PCL	15,500	12,599
	SISB PCL	78,400	22,837
	SKY ICT PCL	88,700	50,118
	Somboon Advance Technology PCL	54,800	26,409
	SPCG PCL	119,000	32,730
	Sri Trang Agro-Industry PCL	185,900	103,283
#	Sri Trang Gloves Thailand PCL	213,200	65,687
	Sriracha Construction PCL	33,400	17,749
	Srisawad Capital 1969 PCL, Class F	252,300	14,196
	Srisawad Corp. PCL	66,300	48,797
	Srivichai Vejvivat PCL	49,900	12,774

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	392,864	$130,687
#	Stecon Group PCL	239,400	129,423
*	STP & I PCL	332,279	62,482
#	Supalai PCL	306,700	145,563
*	Super Energy Corp. PCL	8,310,300	32,430
	Syntec Construction PCL	243,200	13,965
	TAC Consumer PCL	103,700	20,024
	TEAM Consulting Engineering & Management PCL	135,600	13,123
#	Thai Airways International PCL	1,022,900	170,188
	Thai Coconut PCL	197,700	34,237
	Thai Life Insurance PCL	175,600	61,104
	Thai Oil PCL	148,579	290,736
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	58,007
	Thai Union Feedmill PCL	76,600	14,977
	Thai Union Group PCL	503,100	183,364
	Thai Vegetable Oil PCL	77,720	63,364
*	Thaicom PCL	14,600	4,752
#	Thaifoods Group PCL	541,000	158,491
	Thanachart Capital PCL	31,700	73,984
	Thoresen Thai Agencies PCL	371,400	56,173
	TIDLOR Holdings PCL	88,934	50,530
	Tipco Asphalt PCL (TASCO/F TB)	111,000	46,432
	Tisco Financial Group PCL (TISCO/F TB)	26,600	102,227
	TMBThanachart Bank PCL	1,826,374	166,933
	TOA Paint Thailand PCL	111,300	52,465
	TPI Polene PCL	1,207,300	32,475
	Triple i Logistics PCL	129,700	17,768
	True Corp. PCL	993,390	427,144
	TTW PCL	183,300	57,025
	United Paper PCL	93,800	23,179
	Univanich Palm Oil PCL	180,200	86,329
*	Vanachai Group PCL	101,000	6,409
	VGI PCL	1,487,700	44,420
	WHA Corp. PCL	558,900	80,975
	Xspring Capital PCL	456,200	6,813
TOTAL THAILAND			18,292,313
		Shares	Value»
TURKEY — (0.8%)
	Agesa Hayat ve Emeklilik AS	9,026	$46,124
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	54,473	38,433
	Akbank TAS	500,905	666,382
	Akcansa Cimento AS	8,691	43,414
*	Akfen Yenilenebilir Enerji AS, Class A	98,697	49,587
	Aksa Akrilik Kimya Sanayii AS	325,600	89,066
#*	Aksa Enerji Uretim AS	31,025	61,471
	Alarko Holding AS	25,473	54,137
	Albaraka Turk Katilim Bankasi AS	562,031	93,589
	Anadolu Anonim Turk Sigorta Sirketi	152,584	87,437
	Anadolu Efes Biracilik Ve Malt Sanayii AS	181,040	83,257
	Anadolu Hayat Emeklilik AS	17,273	41,719
*	Anel Elektrik Proje Taahhut ve Ticaret AS	20,572	53,138
#*	Arcelik AS	11,462	23,467
	ARD Grup Bilisim Teknolojileri AS	45,902	69,995
	Aselsan Elektronik Sanayi Ve Ticaret AS	67,534	486,520
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	265,000
	Aygaz AS	9,489	52,847
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	20,555	19,170
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	627,929	64,774
	BIM Birlesik Magazalar AS	54,483	447,493
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	33,469
	Borusan Yatirim ve Pazarlama AS	382	13,732
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	18,184
*	Can2 Termik AS	1,536,362	38,686
	Celebi Hava Servisi AS	335	10,177
#	Cimsa Cimento Sanayi VE Ticaret AS	89,272	84,345
	Coca-Cola Icecek AS	90,812	174,203

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	61,475	$44,123
*	Dardanel Onentas Gida Sanayi AS	304,983	10,768
*	Deva Holding AS	15,649	23,095
	Dogan Sirketler Grubu Holding AS	225,117	99,003
	Dogu Aras Enerji Yatirimlari AS	24,991	59,517
	Dogus Otomotiv Servis ve Ticaret AS	24,004	96,178
	Ebebek Magazacilik AS	16,285	30,220
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	29,329
	EGE Gubre Sanayii AS	12,670	25,039
Ω	Enerjisa Enerji AS	25,463	58,326
	Enerya Enerji AS	116,426	22,596
	Enka Insaat ve Sanayi AS	75,088	138,394
	Eregli Demir ve Celik Fabrikalari TAS	261,524	233,763
*	Europen Endustri Insaat Sanayi VE Ticaret AS	205,651	17,047
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,619	44,124
*	Fonet Bilgi Teknolojileri AS	189,550	20,985
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	37,776	59,544
	Global Yatirim Holding AS	466,026	159,427
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,490	29,026
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,751	22,680
	Grainturk Tarim AS	3,655	18,881
*	GSD Holding AS	286,149	28,767
*	Gubre Fabrikalari TAS	8,277	69,304
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	85,058	18,055
*	Info Yatirim AS	268,550	31,736
*	Is Finansal Kiralama AS	121,654	50,981
		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS, Class A	92,488	$67,253
*	Izdemir Enerji Elektrik Uretim AS	105,018	19,024
*	Izmir Demir Celik Sanayi AS	65,261	15,561
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	17,687	50,076
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	37,097	33,157
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	241,821	209,563
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,017,930	47,346
	Kervan Gida Sanayi Ve Ticaret AS	228,294	11,382
	Kiler Holding AS	12,084	18,756
#	KOC Holding AS	75,858	313,848
	Kocaer Celik Sanayi Ve Ticaret AS	66,531	20,912
*	LDR Turizm AS	11,225	22,947
	Lila Kagit Sanayi ve Ticaret AS	38,651	23,222
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	27,636	13,165
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	55,746
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	30,944	9,361
*	Margun Enerji Uretim Sanayi VE Ticaret AS	105,835	82,196
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	119,764	98,570
*	Mega Metal Sanayi VE Ticaret AS	11,836	16,944
	Migros Ticaret AS	5,715	75,169
*Ω	MLP Saglik Hizmetleri AS	22,938	195,528
*	Mogan Enerji Yatirim Holding AS	87,551	31,263

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Naturelgaz Sanayi ve Ticaret AS	70,559	$16,653
*	NET Holding AS	60,396	57,884
	Nuh Cimento Sanayi AS	10,200	46,515
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	202,488	33,431
*	Orge Enerji Elektrik Taahhut AS	9,316	19,894
#	Oyak Cimento Fabrikalari AS	142,860	60,970
*	Parsan Makina Parcalari Sanayii AS	5,187	8,201
*	Pasifik Eurasia Lojistik Dis Ticaret AS	19,773	64,577
#*	Pegasus Hava Tasimaciligi AS	17,488	56,276
*	Polisan Holding AS	34,039	15,114
*	Ral Yatirim Holding AS	12,334	62,437
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	119,123
	Ronesans Gayrimenkul Yatirim AS	6,265	26,406
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	148,535	74,106
	Sekerbank Turk AS	916,418	135,109
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	10,411	46,721
*	Sok Marketler Ticaret AS	27,874	29,908
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	20,984	12,490
*	Tatlipinar Enerji Uretim AS	43,827	10,570
#*	TAV Havalimanlari Holding AS	20,893	119,200
	Tekfen Holding AS	16,654	54,103
#	Tofas Turk Otomobil Fabrikasi AS	8,230	47,158
*	Tumosan Motor ve Traktor Sanayi AS	5,269	9,052
#*	Turk Altin Isletmeleri AS	41,793	38,755
	Turk Hava Yollari AO	62,841	414,818
*	Turk Telekomunikasyon AS	121,357	130,202
	Turkcell Iletisim Hizmetleri AS	183,304	386,327
#	Turkiye Garanti Bankasi AS	90,293	233,654
#	Turkiye Is Bankasi AS, Class C	906,891	237,624
		Shares	Value»
TURKEY — (Continued)
	Turkiye Petrol Rafinerileri AS	77,310	$481,573
	Turkiye Sigorta AS	462,429	61,194
	Turkiye Sinai Kalkinma Bankasi AS	505,959	116,427
	Turkiye Sise ve Cam Fabrikalari AS	44,023	38,675
#*	Turkiye Vakiflar Bankasi TAO, Class D	230,341	141,312
#	Ulker Biskuvi Sanayi AS	45,406	82,345
#*	Yapi ve Kredi Bankasi AS	477,106	328,285
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	11,732	8,080
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	31,455	13,630
TOTAL TURKEY			9,920,512
UNITED ARAB EMIRATES — (2.0%)
	Abu Dhabi Aviation Co.	33,036	46,212
	Abu Dhabi Commercial Bank PJSC	179,817	732,608
	Abu Dhabi Islamic Bank PJSC	157,932	912,307
	Abu Dhabi National Hotels	909,760	98,680
	Abu Dhabi National Insurance Co. PSC	48,909	94,277
	Abu Dhabi National Oil Co. for Distribution PJSC	473,588	515,735
*	Abu Dhabi Ports Co. PJSC	268,297	357,548
	Abu Dhabi Ship Building Co. PJSC	17,840	39,327
	ADNH Catering PLC	58,430	9,545
	ADNOC Drilling Co. PJSC	394,041	625,485
	ADNOC Logistics & Services	543,432	916,892
	Agility Global PLC	1,049,871	483,699
	Agthia Group PJSC	15,055	13,121
	Air Arabia PJSC	705,958	936,274
	Ajman Bank PJSC	311,353	115,095
*	AL Seer Marine Supplies & Equipment Co. LLC	22,153	11,358
	Aldar Properties PJSC	315,074	635,657
	Alef Education Holding PLC	57,245	15,364

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Alpha Dhabi Holding PJSC	258,679	$514,093
	Amanat Holdings PJSC	499,460	188,730
	Americana Restaurants International PLC - Foreign Co.	558,671	330,706
	Amlak Finance PJSC	70,087	21,926
*	Apex Investment Co. PSC	78,960	68,934
	Bank of Sharjah	436,866	147,239
	Burjeel Holdings PLC	126,653	42,569
	Dana Gas PJSC	1,856,575	430,349
	Deyaar Development PJSC	451,753	88,901
	Dubai Electricity & Water Authority PJSC	333,242	248,553
	Dubai Financial Market PJSC	762,271	291,882
	Dubai Investments PJSC	860,366	843,050
	Dubai Islamic Bank PJSC	618,141	1,225,047
	Dubai Taxi Co. PJSC	117,845	68,284
	E7 Group PJSC	18,735	4,829
	Emaar Development PJSC	256,384	902,256
	Emaar Properties PJSC	883,532	2,636,963
	Emirates Central Cooling Systems Corp.	510,543	218,851
	Emirates Integrated Telecommunications Co. PJSC	209,938	695,158
	Emirates Mobility Co.	115,541	112,057
	Emirates NBD Bank PJSC	336,120	2,760,621
	Emirates Telecommunications Group Co. PJSC	193,853	1,073,751
*	EMSTEEL Building Materials PJSC	250,166	75,273
*	Eshraq Investments PJSC	260,937	32,954
	Fertiglobe PLC	257,682	187,051
	First Abu Dhabi Bank PJSC	284,286	1,497,317
*	Gulf Navigation Holding PJSC	43,065	34,813
*	Gulf Pharmaceutical Industries PSC	60,096	16,965
	Lulu Retail Holdings PLC	566,153	147,530
*	Manazel PJSC	471,037	39,205
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Bank of Ras Al-Khaimah PSC	66,496	$165,275
	National Central Cooling Co. PJSC	86,103	58,301
	National Corp. for Tourism & Hotels	78,396	31,647
	NMDC Group PJSC	17,900	111,021
	Palms Sports PrJSC	4,850	10,009
	Parkin Co. PJSC	66,085	99,217
*	Phoenix Group PLC	132,985	17,180
*	Presight AI Holding PLC	90,406	83,453
	Pure Health Holding PJSC	259,450	159,042
*	RAK Properties PJSC	474,540	137,641
	Ras Al Khaimah Ceramics PJSC	244,776	161,425
	Salik Co. PJSC	346,548	500,747
	Sharjah Islamic Bank	655,571	516,632
*	Space42 PLC	171,498	75,683
	Spinneys 1961 Holding PLC	181,829	62,671
	TECOM Group PJSC	166,981	153,166
*	Two Point Zero Group PJSC	1,017,084	550,057
	Union Properties PJSC	572,379	94,359
TOTAL UNITED ARAB EMIRATES			24,492,567
TOTAL COMMON STOCKS			1,210,624,505
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
	Alpargatas SA, 14.629%	51,327	124,238
*	Axia Energia SA Class C	34,868	357,747
	Banco ABC Brasil SA, 11.118%	24,632	116,621
	Banco ABC Brasil SA	828	3,920
Ω	Banco BMG SA, 8.333%	58,725	61,631
	Banco Bradesco SA, 8.440%	255,586	929,239
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	66,700	185,002
	Banco Pine SA, 7.501%	26,158	67,444
	Centrais Eletricas de Santa Catarina SA, 8.585%	1,300	36,373

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	52,023	$61,473
	Cia De Saneamento do Parana Sanepar, 1.583%	225,519	316,313
	Cia Energetica de Minas Gerais, 10.009%	174,588	390,564
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,043	68,486
	Energisa SA, 4.047%	82	153
	Eucatex SA Industria e Comercio, 4.891%	11,500	52,178
	Isa Energia Brasil SA, 6.882%	49,209	261,036
	Itau Unibanco Holding SA, 8.042%	239,563	2,026,939
	Klabin SA, 7.745%	5	4
	Localiza Rent a Car SA, 2.894%	5,464	39,376
	Marcopolo SA, 17.780%	214,523	224,716
	Petroleo Brasileiro SA - Petrobras, 7.625%	443,273	3,796,872
	Schulz SA, 14.152%	39,876	35,242
	Taurus Armas SA, 0.064%	11,200	10,782
	Track & Field Co. SA, 2.170%	6,600	19,126
	Unipar Carbocloro SA Class B, 16.107%	8,568	106,805
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	172,653	250,678
TOTAL BRAZIL			9,542,958
CHILE — (0.0%)
	Sociedad Quimica y Minera de Chile SA Class B, 1.475%	1,550	104,528
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.582%	16,438	67,106
	Grupo Aval Acciones y Valores SA, 3.478%	662,963	177,349
	Grupo de Inversiones Suramericana SA, 3.915%	28,009	396,829
TOTAL COLOMBIA			641,284
		Shares	Value»

INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	126,512	$13,921
TOTAL PREFERRED STOCKS			10,302,691
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	45,213	0
MALAYSIA — (0.0%)
*	Berjaya Food Bhd. Warrants 10/22/2035	76,376	514
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	62,316	3,320
SOUTH AFRICA — (0.0%)
*	Brait PLC Rights 08/07/2026	397,954	19,029
SOUTH KOREA — (0.0%)
*	Amotech Co. Ltd. Rights 08/04/2026	271	0
*	FutureChem Co. Ltd. Rights 09/04/2026	23	17
*	LB Semicon, Inc. Rights	2,171	0
TOTAL SOUTH KOREA			17
TAIWAN — (0.0%)
*	Brogent Technologies, Inc. Rights 08/06/2026	563	132
*	Double Bond Chemical Industry Co. Ltd. Rights	157	146
*	Grand Pacific Petrochemical Rights	56,930	0
*	JPP Holding Co. Ltd. Rights	613	313
*††	Tainergy Tech Co. Ltd. Rights 08/13/2026	2,332	0
*	Zenitron Corp. Rights	3,840	416
TOTAL TAIWAN			1,007
THAILAND — (0.0%)
*	Assetwise PCL Rights	3,850	0

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Better World Green PCL Warrants 05/28/2027	142,950	$86
TOTAL THAILAND		86
TOTAL RIGHTS/WARRANTS		23,973
TOTAL INVESTMENT SECURITIES (Cost $654,440,173)		1,220,951,169

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	768,950	$8,894,446
TOTAL INVESTMENTS — (100.0%)
(Cost $663,333,413)^^			$1,229,845,615
As of July 31, 2026, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	38	09/18/26	$14,338,965	$14,286,575	$(52,390)
Total Futures Contracts			$14,338,965	$14,286,575	$(52,390)
As of July 31, 2026, the value of Rule 144A securities amounted to $22,986,110 or 1.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$45,347,222	—	—	$45,347,222
Chile	8,550,315	—	—	8,550,315
Colombia	3,130,327	$159,965	—	3,290,292
Czech Republic	—	1,571,648	—	1,571,648
Egypt	392,277	409,090	—	801,367
Greece	—	10,085,305	—	10,085,305
Hungary	—	4,641,866	—	4,641,866
India	10,728,699	194,267,140	—	204,995,839
Indonesia	51,310	8,483,704	$11,684	8,546,698
Kuwait	—	11,910,624	19,363	11,929,987
Malaysia	—	19,705,909	18	19,705,927
Mexico	26,908,394	35,449	—	26,943,843
Peru	1,778,101	—	—	1,778,101
Philippines	—	4,969,072	—	4,969,072
Poland	—	22,299,537	—	22,299,537
Qatar	—	9,170,741	—	9,170,741
Saudi Arabia	11,405	34,271,946	—	34,283,351
South Africa	7,258,394	40,035,256	—	47,293,650
South Korea	96,177	273,015,920	76,151	273,188,248
Taiwan	608,769	417,911,028	6,307	418,526,104
Thailand	13,754	18,278,559	—	18,292,313
Turkey	—	9,920,512	—	9,920,512

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$24,492,567	—	$24,492,567
Preferred Stocks
Brazil	$9,539,038	3,920	—	9,542,958
Chile	104,528	—	—	104,528
Colombia	641,284	—	—	641,284
India	—	13,921	—	13,921
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	514	—	514
Qatar	—	3,320	—	3,320
South Africa	—	19,029	—	19,029
South Korea	—	17	—	17
Taiwan	—	1,007	—	1,007
Thailand	—	86	—	86
Securities Lending Collateral	—	8,894,446	—	8,894,446
Total Investments in Securities	$115,159,994	$1,114,572,098	$113,523˂˃	$1,229,845,615
Financial Instruments
Liabilities
Futures Contracts**	(52,390)	—	—	(52,390)
Total Financial Instruments	$(52,390)	—	—	$(52,390)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (3.7%)
*	29Metals Ltd.	194,348	$35,574
	Acrow Ltd. ACF AU	18,840	11,664
#	Adairs Ltd.	16,292	16,378
	AMP Ltd.	124,136	187,045
	Ampol Ltd.	5,522	155,799
	Ansell Ltd.	9,810	225,294
	ARB Corp. Ltd.	3,500	48,455
	ASX Ltd.	460	17,744
#	AUB Group Ltd.	4,119	80,263
*	Aurelia Metals Ltd.	102,220	22,635
	Aurizon Holdings Ltd.	106,775	314,000
	Aussie Broadband Ltd.	6,216	20,732
*	Austal Ltd.	25,597	64,555
#	Australian Clinical Labs Ltd.	15,346	25,674
	Australian Finance Group Ltd.	20,044	22,161
	Bank of Queensland Ltd.	49,946	232,641
#	Bega Cheese Ltd.	12,909	55,097
*	Bellevue Gold Ltd.	61,650	53,979
	Bendigo & Adelaide Bank Ltd.	27,824	223,688
# *	Catalyst Metals Ltd.	17,024	64,256
	Cedar Woods Properties Ltd.	4,405	21,665
	Challenger Ltd.	41,697	286,539
#	Champion Iron Ltd.	23,896	56,821
#	Clinuvel Pharmaceuticals Ltd.	3,103	19,759
	Collins Foods Ltd.	7,458	42,964
	Credit Corp. Group Ltd.	4,386	42,435
	Domino's Pizza Enterprises Ltd.	3,417	44,472
	Downer EDI Ltd.	30,197	164,284
*	Emeco Holdings Ltd.	37,784	25,713
#	Endeavour Group Ltd.	132,612	323,669
	EQT Holdings Ltd.	2,387	28,221
	EVT Ltd.	4,607	41,402
	FleetPartners Group Ltd.	15,303	30,354
#	Flight Centre Travel Group Ltd.	15,418	142,500
	Generation Development Group Ltd.	30,813	87,894
		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp Ltd., Class A	20,036	$78,613
	GWA Group Ltd.	18,807	31,588
	Hansen Technologies Ltd.	18,012	53,697
	Harvey Norman Holdings Ltd.	31,320	107,869
# *	Healius Ltd.	35,246	9,260
	IDP Education Ltd.	14,692	23,706
*	IGO Ltd.	39,661	190,881
	Integral Diagnostics Ltd.	25,722	37,942
	IPD Group Ltd.	2,998	10,177
	IPH Ltd.	21,470	62,735
	IRESS Ltd.	2,608	12,499
	IVE Group Ltd.	16,450	32,350
*	Judo Capital Holdings Ltd.	89,993	61,156
	Kelsian Group Ltd.	7,469	23,239
	Maas Group Holdings Ltd.	7,702	26,893
	Macmahon Holdings Ltd.	50,817	32,938
	Magellan Financial Group Ltd.	11,753	78,664
*	Metals X Ltd.	31,856	35,226
	Metcash Ltd.	76,933	164,268
*	Mineral Resources Ltd.	10,039	408,005
	MyState Ltd.	15,620	53,633
	Navigator Global Investments Ltd.	16,171	26,397
	nib holdings Ltd.	3,375	17,759
	Nine Entertainment Co. Holdings Ltd.	81,313	54,669
*	Nuix Ltd.	10,867	9,768
	oOh!media Ltd.	30,258	32,999
	Orora Ltd.	116,692	119,120
	Peet Ltd.	19,998	24,965
	Perenti Ltd.	69,430	103,025
	Perpetual Ltd.	8,085	107,407
	Perseus Mining Ltd.	84,246	288,397
*	PEXA Group Ltd.	7,350	38,179
# *	PLS Group Ltd.	159,440	463,273
	Premier Investments Ltd.	3,430	32,893
	Propel Funeral Partners Ltd.	7,724	17,449
	Ramelius Resources Ltd.	111,644	240,105
#	Ramsay Health Care Ltd.	11,674	362,802

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Regis Resources Ltd.	52,544	$225,162
	Reliance Worldwide Corp. Ltd.	56,516	139,004
*	Resolute Mining Ltd.	98,881	64,697
	Ridley Corp. Ltd.	15,172	30,497
*	Sandfire Resources Ltd.	25,570	338,480
	SEEK Ltd.	6,119	63,134
	Select Harvests Ltd.	13,298	39,181
	Servcorp Ltd.	5,175	23,483
	Service Stream Ltd.	22,015	37,629
	Sims Ltd. (SGM AU)	8,786	156,932
#	Sonic Healthcare Ltd.	15,407	235,796
	Steadfast Group Ltd.	15,488	55,350
	Super Retail Group Ltd.	9,420	87,857
	Tabcorp Holdings Ltd.	168,154	105,363
	TPG Telecom Ltd.	37,732	94,729
*	Tuas Ltd.	5,979	9,031
# *	Tyro Payments Ltd.	50,453	29,842
Ω	Viva Energy Group Ltd.	69,283	139,299
*	WEB Travel Group Ltd.	9,391	22,440
# *	West African Resources Ltd.	101,341	201,964
	Westgold Resources Ltd.	90,518	301,729
	Worley Ltd.	27,700	205,601
TOTAL AUSTRALIA			9,318,072
AUSTRIA — (0.3%)
Ω	BAWAG Group AG	155	31,433
	EVN AG	949	32,154
	Mayr Melnhof Karton AG	194	18,598
	Palfinger AG	858	29,007
	Porr AG	1,426	61,932
	Strabag SE (STR AV), Class BR	922	88,989
	Telekom Austria AG	4,688	54,931
	UNIQA Insurance Group AG	5,202	108,262
	Verbund AG	903	61,981
	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,737	224,296
	Wienerberger AG	3,617	89,023
TOTAL AUSTRIA			800,606
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	1,475	457,778
		Shares	Value»
BELGIUM — (Continued)
	Ageas SA	2,933	$242,727
	Barco NV	4,866	44,089
	Bekaert SA	1,332	61,214
*	bpost SA	7,921	13,727
	Colruyt Group NV	2,153	96,520
	Deceuninck NV	5,393	13,629
*	Lakefront Biotherapeutics NV (LKFT NA)	2,042	56,016
	Proximus SADP	18,727	138,706
	Syensqo SA	6,377	567,280
#	Tessenderlo Group SA	2,133	52,525
TOTAL BELGIUM			1,744,211
BRAZIL — (0.8%)
	Anima Holding SA	29,600	12,730
	Azzas 2154 SA	5,600	18,140
	C&A Modas SA	10,000	18,623
	Cogna Educacao SA	63,300	28,471
	Cruzeiro do Sul Educacional SA	9,000	7,990
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,600	44,686
Ω	Desktop SA	6,300	23,116
	Dimed SA Distribuidora da Medicamentos	6,000	14,026
	Empreendimentos Pague Menos SA PGMN3 BZ	41,000	25,720
	Fleury SA	16,700	56,467
	Gerdau SA, Sponsored ADR	12,119	60,110
	Grupo SBF SA	18,500	34,488
	Guararapes Confeccoes SA	8,800	13,801
	Hypera SA HYPE3 BZ	21,717	91,124
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	6,900	19,941
	Irani Papel e Embalagem SA	9,800	15,679
	IRB-Brasil Resseguros SA	4,300	47,554
	JHSF Participacoes SA	25,100	54,764
	Localiza Rent a Car SA	17,047	126,478
	Lojas Renner SA	62,200	166,876
	M Dias Branco SA	6,200	20,976
	Magazine Luiza SA	25,100	24,906

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Moura Dubeux Engenharia SA	8,400	$40,947
	Movida Participacoes SA MOVI3 BZ	22,629	35,177
*	Natura Cosmeticos SA	31,000	51,247
	Sao Martinho SA	14,092	40,365
Ω	Ser Educacional SA	14,600	34,965
	Simpar SA SIMH3 BZ	14,700	22,358
	Suzano SA (SUZB3 BZ)	26,400	225,609
	Ultrapar Participacoes SA (UGPA3 BZ)	34,000	221,674
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	39,609	26,098
	Vibra Energia SA	47,449	337,441
	Vivara Participacoes SA	9,700	42,442
	YDUQS Participacoes SA	8,700	14,176
TOTAL BRAZIL			2,019,165
CANADA — (7.1%)
	ADENTRA, Inc.	1,900	47,058
	AGF Management Ltd., Class B	4,600	74,159
	Alamos Gold, Inc. (AGI US), Class A	3,005	83,629
	AltaGas Ltd.	17,200	684,393
	AtkinsRealis Group, Inc.	6,900	427,678
*	ATS Corp. (ATS CN)	4,900	133,698
	B2Gold Corp. (BTG US)	72,200	270,750
	B2Gold Corp. (BTO CN)	72,900	273,014
*	Bausch Health Cos., Inc. (BHC US)	1,751	12,064
	Black Diamond Group Ltd.	1,233	15,401
	Brookfield Wealth Solutions Ltd.	223	9,631
*	CAE, Inc. (CAE US)	12,280	317,070
*	Canada Goose Holdings, Inc. (GOOS US)	4,500	40,185
#	Canadian Tire Corp. Ltd., Class A	5,400	788,130
*	Capstone Copper Corp.	29,600	281,040
	Cascades, Inc.	7,400	71,105
		Shares	Value»
CANADA — (Continued)
	CCL Industries, Inc., Class B	9,408	$623,800
	Centerra Gold, Inc.	23,640	406,409
	Cogeco Communications, Inc.	2,000	84,317
	Cogeco, Inc.	300	12,464
	Definity Financial Corp.	8,500	485,255
	Doman Building Materials Group Ltd.	6,800	54,571
	DPM Metals, Inc.	18,161	638,424
	E-L Financial Corp. Ltd.	7,000	84,389
	Eldorado Gold Corp. (EGO US)	2,300	69,437
	Eldorado Gold Corp. (ELD CN)	12,100	365,197
	Element Fleet Management Corp.	32,242	723,568
	Empire Co. Ltd., Class A	6,700	245,231
	Enerflex Ltd. (EFX CN)	1,500	33,406
	Enerflex Ltd. (EFXT US)	12,614	281,040
	Enghouse Systems Ltd.	2,000	24,510
*	Ensign Energy Services, Inc.	9,600	23,900
#	EQB, Inc.	1,239	125,584
	Equinox Gold Corp. (EQX CN)	21,500	192,631
#	Equinox Gold Corp. (EQX US)	25,717	230,167
*	ERO Copper Corp. (ERO CN)	527	14,150
*	ERO Copper Corp. (ERO US)	11,609	312,398
	Exchange Income Corp.	700	62,692
#	Fiera Capital Corp.	7,551	26,771
	Finning International, Inc.	7,900	523,530
	First Majestic Silver Corp. (FR CN)	4,400	66,038
# *	Fortuna Mining Corp. (FSM US)	39,144	329,984
#	Gildan Activewear, Inc. (GIL US)	878	48,624
	Hudbay Minerals, Inc. (HBM CN)	21,074	478,200
	iA Financial Corp., Inc.	4,229	625,277

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IAG US)	32,600	$462,594
*	IAMGOLD Corp. (IMG CN)	17,700	250,503
	IGM Financial, Inc.	4,900	304,657
	K-Bro Linen, Inc.	500	16,906
	Labrador Iron Ore Royalty Corp.	3,763	71,805
	Leon's Furniture Ltd.	1,000	17,555
	Linamar Corp.	3,100	228,633
#	Magna International, Inc. (MG CN)	15,400	1,056,144
	Martinrea International, Inc.	6,600	47,975
*	Mattr Corp.	5,300	64,953
	Medical Facilities Corp.	2,100	26,155
	Metro, Inc.	1,000	66,469
	MTY Food Group, Inc.	2,800	68,410
	Mullen Group Ltd.	8,800	172,817
	Neo Performance Materials, Inc.	1,500	35,310
	North West Co., Inc.	1,200	43,528
	OceanaGold Corp.	22,000	530,442
	Open Text Corp. (OTEX CN)	14,800	375,213
	Open Text Corp. (OTEX US)	11,657	295,388
	Pason Systems, Inc.	7,600	67,225
#	Pizza Pizza Royalty Corp.	2,400	21,589
	Polaris Renewable Energy, Inc.	1,812	19,518
*	Precision Drilling Corp. (PDS US)	1,267	98,484
	Premium Brands Holdings Corp.	3,800	251,309
	Richelieu Hardware Ltd.	2,313	58,508
	Rogers Sugar, Inc.	5,946	29,564
	Russel Metals, Inc.	3,900	187,120
	Saputo, Inc.	11,113	312,577
#	Sienna Senior Living, Inc.	7,500	119,253
*	SSR Mining, Inc. (SSRM CN)	15,946	407,679
	Stella-Jones, Inc.	3,000	165,510
	Superior Plus Corp.	16,100	91,649
	TMX Group Ltd.	5,800	212,000
	Torex Gold Resources, Inc.	10,700	411,788
	Total Energy Services, Inc.	4,500	75,853
	Transcontinental, Inc., Class A	1,644	6,262
		Shares	Value»
CANADA — (Continued)
	Trican Well Service Ltd.	12,200	$51,521
	Triple Flag Precious Metals Corp. (TFPM US)	3,900	112,203
*	Trisura Group Ltd. (TSU CN)	3,104	92,244
	Wajax Corp.	2,200	50,926
	Winpak Ltd.	1,100	34,502
TOTAL CANADA			17,733,710
CHILE — (0.1%)
	Banco Itau Chile SA	597	13,484
*	CAP SA	2,534	16,159
	Empresa Nacional de Telecomunicaciones SA	15,735	61,434
	Empresas CMPC SA	40,723	46,209
	Ripley Corp. SA	101,028	41,509
	SMU SA	58,667	8,042
	Veolia Inversiones Aguas del Gran Santiago Ltda	17,949	18,340
	Vina Concha y Toro SA	9,460	8,587
TOTAL CHILE			213,764
CHINA — (5.9%)
	361 Degrees International Ltd.	51,000	30,393
Ω	3SBio, Inc.	68,500	146,286
#	AAC Technologies Holdings, Inc.	48,500	238,319
Ω	AK Medical Holdings Ltd.	34,000	23,945
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	7,700	19,674
	Anton Oilfield Services Group	246,000	25,454
	AviChina Industry & Technology Co. Ltd., Class H	115,000	44,183
*	Baidu, Inc. (9888 HK), Class A	33,750	467,525
	Bank of Chongqing Co. Ltd., Class H	22,500	24,553
Ω	Bank of Qingdao Co. Ltd., Class H	58,000	36,048
	Beibuwan Port Co. Ltd., Class A	9,100	16,737
*	Beijing Capital International Airport Co. Ltd., Class H	70,000	15,348
	Beijing Enterprises Holdings Ltd.	23,000	92,768

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Beijing Enterprises Water Group Ltd.	202,000	$59,452
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,100	23,013
Ω	BOC Aviation Ltd.	9,500	93,643
	BYD Electronic International Co. Ltd.	50,500	151,228
#	C&D International Investment Group Ltd.	46,935	91,943
* Ω	CALB Group Co. Ltd., Class H	14,100	30,441
	CECEP Wind-Power Corp., Class A	43,000	22,517
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	6,700	21,391
#	Chervon Holdings Ltd.	4,700	11,414
	China Communications Services Corp. Ltd., Class H	122,000	66,406
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	52,000	9,424
Ω	China East Education Holdings Ltd.	75,000	43,455
# *	China Education Group Holdings Ltd.	58,000	14,074
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	210,000	29,480
	China Everbright Bank Co. Ltd., Class H	138,000	56,128
	China Foods Ltd.	34,000	14,964
	China Galaxy Securities Co. Ltd., Class H	163,000	158,305
#	China Gas Holdings Ltd.	145,200	113,254
	China Gold International Resources Corp. Ltd. (2099 HK)	3,900	88,047
Ω	China International Capital Corp. Ltd., Class H	48,800	134,588
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co. Ltd., Class H	50,200	$48,477
	China Lesso Group Holdings Ltd.	59,000	30,428
	China Medical System Holdings Ltd.	67,000	102,093
	China Merchants Port Holdings Co. Ltd.	8,000	15,623
Ω	China Merchants Securities Co. Ltd., Class H	18,000	33,489
	China Minsheng Banking Corp. Ltd., Class H	249,000	115,213
	China Nonferrous Mining Corp. Ltd.	57,000	107,563
	China Oilfield Services Ltd., Class H	118,000	107,018
	China Overseas Property Holdings Ltd.	70,000	30,715
#	China Railway Group Ltd., Class H	195,000	89,777
# Ω	China Railway Signal & Communication Corp. Ltd., Class H	73,000	31,314
	China Reinsurance Group Corp., Class H	224,000	39,155
	China Resources Beer Holdings Co. Ltd.	54,000	162,928
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	8,800	21,219
	China Resources Gas Group Ltd.	67,500	143,983
#	China Resources Land Ltd.	143,500	607,093
	China Resources Medical Holdings Co. Ltd.	26,500	8,581
Ω	China Resources Pharmaceutical Group Ltd.	95,500	59,099
# *	China Ruyi Holdings Ltd.	476,000	87,468
	China Shineway Pharmaceutical Group Ltd.	9,000	9,341

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	66,000	$72,400
	China Taiping Insurance Holdings Co. Ltd.	58,800	164,974
Ω	China Tower Corp. Ltd., Class H	187,500	239,685
#	China Zheshang Bank Co. Ltd., Class H	105,000	32,012
#	Chinasoft International Ltd.	80,000	40,226
	Chongqing Rural Commercial Bank Co. Ltd., Class H	96,000	80,355
	CIMC Enric Holdings Ltd.	26,000	25,803
	CMOC Group Ltd., Class H	177,000	381,475
	COFCO Sugar Holding Co. Ltd., Class A	8,300	15,431
	Comba Telecom Systems Holdings Ltd.	96,000	9,668
	Concord New Energy Group Ltd.	20,000	906
	COSCO SHIPPING Development Co. Ltd., Class H	146,000	17,337
	COSCO SHIPPING Holdings Co. Ltd., Class H	123,500	248,447
	CRRC Corp. Ltd., Class H	202,000	135,553
	CSPC Pharmaceutical Group Ltd.	252,000	275,667
	CSSC Hong Kong Shipping Co. Ltd.	142,000	39,899
	Dongfang Electric Corp. Ltd., Class H	14,000	38,374
# *	DPC Dash Ltd.	4,700	23,831
	Dynagreen Environmental Protection Group Co. Ltd., Class H	23,000	16,357
# Ω	Everbright Securities Co. Ltd., Class H	11,200	10,838
	Far East Horizon Ltd.	104,000	91,339
#	FIH Mobile Ltd.	13,000	31,919
		Shares	Value»
CHINA — (Continued)
	FinVolution Group, ADR	9,406	$45,619
	First Tractor Co. Ltd., Class H	34,000	38,500
	GCL Energy Technology Co. Ltd., Class A	10,500	23,443
	Geely Automobile Holdings Ltd.	121,000	306,499
Ω	Genertec Universal Medical Group Co. Ltd.	22,000	13,673
*	Genscript Biotech Corp.	62,000	142,620
	GF Securities Co. Ltd., Class H	41,200	89,843
	Goldwind Science & Technology Co. Ltd., Class H	32,000	39,735
	Great Wall Motor Co. Ltd., Class H	124,000	142,278
# *	Greentown China Holdings Ltd.	63,000	57,199
	Greentown Service Group Co. Ltd.	76,000	42,110
	Guangshen Railway Co. Ltd., Class H	60,000	17,522
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	10,000	20,342
	Guoquan Food Shanghai Co. Ltd., Class H	77,600	20,083
	Haitian International Holdings Ltd.	37,000	98,109
	Health & Happiness H&H International Holdings Ltd.	19,500	37,895
	Hello Group, Inc., Sponsored ADR	7,718	46,231
	Hengan International Group Co. Ltd.	26,500	83,596
Ω	Huatai Securities Co. Ltd., Class H	53,000	114,253
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,500	25,855
	Huishang Bank Corp. Ltd., Class H	18,000	11,647
# * Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	30,400	38,591

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inspur Digital Enterprise Technology Ltd.	42,000	$12,284
	Jason Furniture Hangzhou Co. Ltd., Class A	4,700	17,536
* Ω	JD Health International, Inc.	29,150	146,689
* Ω	JD Logistics, Inc.	90,800	174,113
	JD.com, Inc. (9618 HK), Class A	10,150	166,967
	Jiangxi Copper Co. Ltd., Class H	55,000	247,467
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,100	10,785
	KE Holdings, Inc., Class A	27,600	154,806
	Kingboard Holdings Ltd.	27,500	137,527
#	Kingboard Laminates Holdings Ltd.	32,500	121,074
	Kingsoft Corp. Ltd.	37,000	126,941
Ω	Kuaishou Technology	56,900	316,884
	Kunlun Energy Co. Ltd.	182,000	168,318
	Lenovo Group Ltd.	268,000	819,596
	LexinFintech Holdings Ltd., ADR	7,310	10,673
	Li Ning Co. Ltd.	131,000	253,068
*	Lifetech Scientific Corp.	90,000	16,875
#	Livzon Pharmaceutical Group, Inc., Class H	10,000	33,118
	Lonking Holdings Ltd.	120,000	47,725
	Luxi Chemical Group Co. Ltd., Class A	11,900	22,268
* Ω	Luye Pharma Group Ltd.	63,000	16,344
# Ω	Maoyan Entertainment	27,000	15,570
	Minth Group Ltd.	38,000	134,608
# *	MMG Ltd.	80,000	85,856
#	Morimatsu International Holdings Co. Ltd.	20,000	16,750
#	NetDragon Websoft Holdings Ltd.	16,000	16,445
* Ω	NetEase Cloud Music, Inc.	1,850	30,137
		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	36,100	$222,605
	Nexteer Automotive Group Ltd.	69,000	36,961
	Noah Holdings Ltd., Sponsored ADR	2,391	20,204
	Offshore Oil Engineering Co. Ltd., Class A	26,300	22,277
#	Onewo, Inc., Class H	8,900	19,130
	Orient Overseas International Ltd.	6,500	127,105
Ω	Orient Securities Co. Ltd., Class H	32,800	23,930
	Poly Property Services Co. Ltd., Class H	12,400	44,441
	Q Technology Group Co. Ltd.	19,000	16,656
	Qfin Holdings, Inc., ADR	8,776	121,811
Ω	Qingdao Port International Co. Ltd., Class H	34,000	30,850
	Sany Heavy Equipment International Holdings Co. Ltd.	51,000	48,309
#	SF Holding Co. Ltd. 6936 HK, Class H	7,200	31,043
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	140,000	59,931
	Shanghai Electric Group Co. Ltd., Class H	70,000	28,694
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,500	42,999
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	16,152
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,800	50,312
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	21,400	11,511
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	62,400	20,476

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shenzhen International Holdings Ltd.	77,000	$59,952
	Shenzhen MTC Co. Ltd., Class A	17,300	18,989
	Shenzhen SC New Energy Technology Corp., Class A	2,100	17,767
	Shenzhou International Group Holdings Ltd.	9,600	54,560
	Sihuan Pharmaceutical Holdings Group Ltd.	139,000	15,927
	Sinofert Holdings Ltd.	186,000	30,784
	Sinopec Engineering Group Co. Ltd., Class H	59,000	40,853
# *	Sinopec Shanghai Petrochemical Co. Ltd., Class H	128,000	18,475
	Sinopharm Group Co. Ltd., Class H	62,000	137,491
	Sinotrans Ltd., Class H	113,000	67,985
	Sinotruk Hong Kong Ltd.	28,500	147,716
	Sinotruk Jinan Truck Co. Ltd., Class A	4,600	15,815
*	Skyworth Group Ltd.	14,000	7,796
#	SSY Group Ltd.	52,000	15,759
	Sun Art Retail Group Ltd.	117,000	17,784
	Sunny Optical Technology Group Co. Ltd.	22,900	163,670
	SY Holdings Group Ltd.	21,000	19,141
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,400	24,838
	TCL Electronics Holdings Ltd.	38,000	78,188
	Tencent Music Entertainment Group, Class A	18,100	87,084
	Tiangong International Co. Ltd.	76,000	28,454
*	Tianma Microelectronics Co. Ltd., Class A	9,600	9,193
	Tianneng Power International Ltd.	24,000	15,515
		Shares	Value»
CHINA — (Continued)
*	Tianqi Lithium Corp., Class H	5,200	$22,150
	Tongcheng Travel Holdings Ltd.	73,200	133,259
Ω	Topsports International Holdings Ltd.	90,000	15,561
	TravelSky Technology Ltd., Class H	48,000	52,946
*	Trip.com Group Ltd. (9961 HK)	3,550	166,319
	Tsingtao Brewery Co. Ltd., Class H	20,000	118,906
* Ω	Tuhu Car, Inc.	8,700	13,422
#	Uni-President China Holdings Ltd.	25,000	24,047
	Vipshop Holdings Ltd., ADR	17,647	270,705
*	VOYAH Automobile Technology Co. Ltd., Class H	41,210	15,217
	Want Want China Holdings Ltd.	36,000	15,493
	Weibo Corp. (9898 HK), Class A	3,640	29,478
	Wharf Holdings Ltd.	15,000	37,555
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	10,000	12,713
#	Xinyi Energy Holdings Ltd.	258,000	29,577
	Xtep International Holdings Ltd.	87,811	42,320
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	7,500	90,972
	YUNDA Holding Group Co. Ltd., Class A	11,300	11,586
	ZCZL Industrial Technology Group Co. Ltd., Class H	20,600	36,949
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	46,200	65,392
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,300	91,438
# Ω	ZJLD Group, Inc.	28,000	28,451
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	72,800	70,318

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc. (2057 HK)	11,350	$271,619
TOTAL CHINA			14,789,066
COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	10,438	67,822
	Grupo Argos SA	810	4,339
TOTAL COLOMBIA			72,161
DENMARK — (1.6%)
	AL Sydbank	1,012	97,449
	Alm Brand AS	43,199	113,609
#	Ambu AS, Class B	10,297	115,090
*	Bavarian Nordic AS	5,740	157,344
	Djurslands Bank AS	66	10,916
	FLSmidth & Co. AS	2,586	194,061
*	Genmab AS (GMAB DC)	635	182,777
# *	GN Store Nord AS	11,813	178,220
	H Lundbeck AS (HLUNA DC), Class A	3,038	16,884
	H Lundbeck AS (HLUNB DC)	16,538	105,807
	ISS AS	8,043	356,476
	Jyske Bank AS	2,293	363,957
#	MT Hoejgaard Holding AS	235	9,596
*	NKT AS	2,937	400,864
# *	NTG Nordic Transport Group AS, Class A	1,500	58,883
	Per Aarsleff Holding AS	1,125	125,304
	Ringkjoebing Landbobank AS	1,216	326,749
	Rockwool AS ROCKA DC, Class A	2,222	74,852
	Rockwool AS ROCKB DC, Class B	6,320	201,930
	Schouw & Co. AS	639	61,133
	SJF Bank AS	532	34,359
	Skjern Bank	227	13,020
# *	Solar AS, Class B	458	15,471
	SP Group AS	341	25,002
	Tryg AS	10,473	249,232
	Vestas Wind Systems AS	5,369	144,520
*	Zealand Pharma AS	5,990	281,586
TOTAL DENMARK			3,915,091
		Shares	Value»
FINLAND — (1.8%)
#	Alandsbanken Abp, Class B	186	$9,387
Ω	Enento Group OYJ	1,274	22,263
#	Fiskars OYJ Abp	1,448	21,695
	Fortum OYJ	24,359	553,771
	Hiab OYJ	942	64,016
	Huhtamaki OYJ	5,899	210,376
	Kemira OYJ	11,730	230,235
	Kesko OYJ (KESKOA FH), Class A	4,088	99,775
	Kesko OYJ (KESKOB FH), Class B	13,158	327,862
	Konecranes OYJ	6,096	190,169
#	Lassila & Tikanoja OYJ	1,405	10,899
	Neste OYJ	21,216	751,861
	Nokian Renkaat OYJ	5,552	97,704
	Olvi OYJ, Class A	853	32,584
	Oriola OYJ (OKDBV FH), Class B	12,292	12,707
	Raisio OYJ, Class V	8,812	26,196
	Sanoma OYJ	6,410	65,451
	Stora Enso OYJ, Class R	29,169	335,431
# Ω	Terveystalo OYJ	5,344	46,609
	Tieto OYJ	10,394	222,476
	UPM-Kymmene OYJ	33,155	902,008
#	Valmet OYJ	11,752	354,356
TOTAL FINLAND			4,587,831
FRANCE — (4.2%)
	Alten SA	1,529	132,967
Ω	Amundi SA	3,108	339,610
	Arkema SA	4,650	316,724
Ω	Ayvens SA	22,149	298,518
	Bouygues SA	16,611	935,693
	Capgemini SE	3,613	429,444
	Carrefour SA	55,287	1,014,626
	Cie des Alpes	995	23,443
	Cie Generale des Etablissements Michelin SCA	27,236	1,100,891
*	Clariane SE	9,491	43,772
	Coface SA	3,423	62,477
	Derichebourg SA	5,022	54,067
	Eiffage SA	5,123	728,130
# Ω	Elior Group SA	6,787	16,626
	Elis SA	15,951	457,537
*	Eutelsat Communications SACA	13,724	32,462
*	Forvia SE (FRVIA FP)	22,721	234,730
	IPSOS SA	2,841	117,375

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Jacquet Metals SACA	604	$14,782
	JCDecaux SE	3,626	94,991
#	Lectra	1,168	27,716
	Manitou BF SA	463	11,821
	Mersen SA	1,258	54,189
	Metropole Television SA	961	13,444
	Opmobility	3,887	57,721
	Pernod Ricard SA	8,344	650,275
	Publicis Groupe SA (PUB FP)	783	83,570
	Quadient SA	722	11,315
	Renault SA	20,498	647,250
	Rexel SA	11,304	469,067
#	SCOR SE	10,364	410,012
	SEB SA	1,157	77,929
	SES SA	25,379	168,486
* Ω	SMCP SA	1,497	11,531
	Societe BIC SA	749	58,726
	Sopra Steria Group	559	118,654
	Stef SA	99	15,498
#	STMicroelectronics NV (STM FP)	1,037	55,395
	Teleperformance SE	4,728	376,160
	Television Francaise 1 SA	5,929	48,604
	Thermador Groupe	169	14,771
#	Trigano SA	471	82,274
	Valeo SE	13,934	241,084
*	Vallourec SACA	10,019	241,569
	Vetoquinol SA	200	16,841
# *	Viridien	572	61,507
#	Wavestone	825	30,929
* Ω	X-Fab Silicon Foundries SE	2,741	20,519
TOTAL FRANCE			10,525,722
GERMANY — (3.5%)
	Adesso SE	307	20,782
*	Aumovio SE	2,525	116,587
#	Aurubis AG	1,730	364,030
	Bechtle AG	4,377	183,291
#	Beiersdorf AG	4,968	461,483
#	Bijou Brigitte AG	357	19,796
	Bilfinger SE	3,973	379,962
#	Brenntag SE	7,365	519,354
	CANCOM SE (COK GR)	1,413	39,072
	Cewe Stiftung & Co. KGaA	326	36,106
	Continental AG	5,050	419,974
	Dermapharm Holding SE DMP GR	745	35,233
#	Deutz AG	1,880	21,451
	Draegerwerk AG & Co. KGaA	359	34,568
	Duerr AG	1,980	40,883
		Shares	Value»
GERMANY — (Continued)
Ω	DWS Group GmbH & Co. KGaA	1,976	$166,673
	ElringKlinger AG	3,917	21,929
#	Energiekontor AG	505	19,958
	Evonik Industries AG	19,763	399,799
	Fraport AG Frankfurt Airport Services Worldwide	3,304	258,116
	Freenet AG	7,546	212,050
#	Fresenius Medical Care AG (FME GR)	15,336	787,072
	FUCHS SE	2,790	111,378
	GEA Group AG	31	2,202
#	GFT Technologies SE	2,128	56,151
# *	Heidelberger Druckmaschinen AG	21,475	33,562
	Hornbach Holding AG & Co. KGaA	664	63,966
# *	Hugo Boss AG	1,026	44,841
	Indus Holding AG	1,213	44,470
	Jenoptik AG	4,101	177,680
Ω	JOST Werke SE	2,268	151,704
	KION Group AG	7,047	318,894
	Kontron AG	5,185	133,987
	Krones AG	1,093	140,861
#	KWS Saat SE & Co. KGaA	735	60,822
	Lanxess AG	4,843	92,509
	MLP SE	4,168	37,184
	Mutares SE & Co. KGaA	750	23,101
	Norma Group SE	2,314	48,792
	ProCredit Holding AG	2,859	27,083
# *	Puma SE (PUM GR)	3,206	102,271
	Qiagen NV QGEN US	4,315	178,641
#	Qiagen NV QIA GR	8,805	362,299
	RTL Group SA	1,935	72,440
	Schaeffler AG	10,236	84,372
#	Sixt SE	1,151	95,280
	Springer Nature AG & Co. KGaA	3,284	70,030
#	Stabilus SE	3,057	50,857
*	Suedzucker AG	1,513	19,768
	Symrise AG	1,957	200,827
#	Traton SE	3,966	186,447
	TUI AG	52,575	457,891
	United Internet AG	7,571	206,825
*	Wacker Chemie AG	1,071	109,696
	Wacker Neuson SE	2,829	71,459
* Ω	Zalando SE	12,061	393,372
TOTAL GERMANY			8,789,831

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (0.2%)
	Aegean Airlines SA	1,760	$24,761
	Autohellas Tourist & Trading SA	707	9,475
	GEK Terna SA	907	47,477
	Helleniq Energy Holdings SA	5,806	86,855
	Jumbo SA	3,163	88,386
	Motor Oil Hellas Corinth Refineries SA	3,358	197,271
TOTAL GREECE			454,225
HONG KONG — (0.7%)
	Allied Group Ltd.	26,000	7,395
	ASMPT Ltd.	700	13,433
	Bank of East Asia Ltd.	57,400	121,934
# Ω	Budweiser Brewing Co. APAC Ltd.	47,000	39,372
	Cafe de Coral Holdings Ltd.	34,000	24,073
	Chow Sang Sang Holdings International Ltd.	32,000	47,469
	CITIC Telecom International Holdings Ltd.	97,000	34,388
Ω	Crystal International Group Ltd.	59,500	49,054
	CTF Services Ltd.	79,302	82,909
	Dah Sing Banking Group Ltd.	9,200	17,677
	Dah Sing Financial Holdings Ltd.	8,400	53,364
# *	Deep Source Holdings Ltd.	220,000	14,625
	Dream International Ltd.	20,000	17,768
# * Ω	FIT Hon Teng Ltd.	83,000	49,650
	G-Resources Group Ltd.	7,000	7,201
#	Guotai Junan International Holdings Ltd.	138,000	36,601
	Hang Lung Group Ltd.	43,000	75,684
	Hang Lung Properties Ltd.	101,492	94,322
	HKT Trust & HKT Ltd.	15,000	25,393
	Hutchison Telecommunications Hong Kong Holdings Ltd.	102,000	15,225
	IGG, Inc.	50,000	21,290
		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	25,500	$60,491
	KLN Logistics Group Ltd.	24,000	18,322
	Luk Fook Holdings International Ltd.	18,000	56,424
#	Man Wah Holdings Ltd.	134,000	53,815
	Midland Holdings Ltd.	58,000	16,696
	NagaCorp Ltd.	58,000	25,650
	PAX Global Technology Ltd.	23,000	11,565
	Pico Far East Holdings Ltd.	54,000	15,490
	PRADA SpA	7,300	40,096
Ω	Samsonite Group SA	75,900	136,587
	Shangri-La Asia Ltd.	46,000	24,257
*	SJM Holdings Ltd.	172,000	34,857
	SmarTone Telecommunications Holdings Ltd.	25,000	15,634
	Stella International Holdings Ltd.	35,500	65,974
	Swire Pacific Ltd. (19 HK), Class A	15,000	190,491
*	Texhong International Group Ltd.	25,500	21,348
	Value Partners Group Ltd.	56,000	15,220
	Vitasoy International Holdings Ltd.	38,000	31,377
*	Vobile Group Ltd.	48,000	15,188
	VSTECS Holdings Ltd.	58,000	69,358
	Yue Yuen Industrial Holdings Ltd.	48,000	86,871
TOTAL HONG KONG			1,854,538
HUNGARY — (0.1%)
	Richter Gedeon Nyrt	4,297	160,103
INDIA — (4.7%)
	360 ONE WAM Ltd.	6,893	81,956
	Aarti Drugs Ltd.	1,329	5,893
	Aarti Industries Ltd.	7,095	36,147
	Aarti Pharmalabs Ltd.	4,532	31,822
*	Aavas Financiers Ltd.	2,500	35,637
*	Aditya Birla Capital Ltd.	48,925	207,587
	Aegis Logistics Ltd.	3,591	48,018
	AIA Engineering Ltd.	867	41,333
	Alembic Pharmaceuticals Ltd.	2,525	21,099

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkem Laboratories Ltd.	1,888	$113,460
	Amara Raja Energy & Mobility Ltd.	7,698	73,308
	Anant Raj Ltd.	3,973	25,900
	Angel One Ltd.	35,554	110,815
	Anupam Rasayan India Ltd.	748	9,449
	Apar Industries Ltd.	912	137,550
	Apollo Tyres Ltd.	23,360	105,228
	Aptus Value Housing Finance India Ltd.	21,933	59,848
	Archean Chemical Industries Ltd.	2,218	12,316
	Arvind Ltd.	10,899	58,844
	Ashapura Minechem Ltd.	3,915	28,935
	Ashok Leyland Ltd.	147,786	256,510
	Atul Ltd.	275	19,450
Ω	AU Small Finance Bank Ltd.	20,276	222,255
	Aurobindo Pharma Ltd.	13,300	220,131
	Avanti Feeds Ltd.	3,139	29,658
	AWL Agri Business Ltd.	23,661	46,768
	Balkrishna Industries Ltd.	1,947	50,192
	Balrampur Chini Mills Ltd.	7,002	43,286
	Balu Forge Industries Ltd.	4,600	21,242
Ω	Bandhan Bank Ltd.	49,876	90,855
	Bank of India	40,719	58,732
	Bank of Maharashtra	102,820	85,385
	BASF India Ltd.	496	18,940
	BEML Ltd.	2,156	39,436
	Bharat Forge Ltd.	6,052	139,747
	Biocon Ltd.	16,604	74,106
	BLS International Services Ltd.	12,081	30,335
	Bombay Burmah Trading Co.	1,950	30,579
	Brigade Enterprises Ltd.	6,045	36,558
	Can Fin Homes Ltd.	3,465	29,632
	Caplin Point Laboratories Ltd.	1,957	51,417
	Capri Global Capital Ltd.	18,087	43,855
	Carborundum Universal Ltd.	4,028	44,765
*	Cartrade Tech Ltd.	983	27,984
	Ceat Ltd.	1,921	69,150
	Cello World Ltd.	2,783	10,023
	Cemindia Projects Ltd.	1,563	22,238
		Shares	Value»
INDIA — (Continued)
	Cera Sanitaryware Ltd.	230	$14,780
	Chalet Hotels Ltd.	2,938	24,950
	Chambal Fertilisers & Chemicals Ltd.	2,852	13,110
	Cholamandalam Financial Holdings Ltd.	4,695	75,865
	CIE Automotive India Ltd.	4,714	20,153
	City Union Bank Ltd.	29,956	64,654
	CMS Info Systems Ltd.	9,948	27,448
	Container Corp. of India Ltd.	15,480	85,054
	Coromandel International Ltd.	5,773	125,835
	Craftsman Automation Ltd.	669	69,254
*	CreditAccess Grameen Ltd.	4,367	72,745
	Crompton Greaves Consumer Electricals Ltd.	44,849	122,241
*	CSB Bank Ltd.	5,950	20,600
	Cyient Ltd.	4,590	40,833
	DCB Bank Ltd.	7,458	14,527
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,667	75,498
	Deepak Nitrite Ltd.	1,162	20,185
*	Delhivery Ltd.	26,524	133,556
	Dodla Dairy Ltd.	834	9,111
	eClerx Services Ltd.	3,327	64,476
	Edelweiss Financial Services Ltd.	40,031	48,248
*	EID Parry India Ltd.	3,443	27,455
	EIH Ltd.	10,509	36,011
	Elecon Engineering Co. Ltd.	7,568	33,142
*	Electronics Mart India Ltd.	19,585	26,691
	Emcure Pharmaceuticals Ltd.	223	4,582
Ω	Endurance Technologies Ltd.	2,039	58,764
	Engineers India Ltd.	24,831	57,250
	EPL Ltd.	13,296	30,941
	Escorts Kubota Ltd.	1,891	61,151
*	Ethos Ltd.	288	7,815
	Exide Industries Ltd.	9,717	45,554
	FDC Ltd.	4,463	19,183
*	Fedbank Financial Services Ltd.	7,101	11,421
	Federal Bank Ltd.	90,629	340,529
	FIEM Industries Ltd.	612	14,903

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Fine Organic Industries Ltd.	201	$10,147
	Finolex Cables Ltd.	4,014	41,570
	Firstsource Solutions Ltd.	18,103	57,280
	Five-Star Business Finance Ltd.	4,697	26,819
	G R Infraprojects Ltd.	1,610	14,922
	Garware Technical Fibres Ltd.	2,960	22,470
Ω	Gland Pharma Ltd.	1,931	50,691
	Glenmark Pharmaceuticals Ltd.	1,614	38,055
	GMM Pfaudler Ltd.	3,837	34,852
*	Gokaldas Exports Ltd.	4,511	38,342
	Goldiam International Ltd.	6,633	26,113
	Goodluck India Ltd.	1,489	23,617
	Granules India Ltd.	8,703	75,516
	Great Eastern Shipping Co. Ltd.	4,078	57,853
	Gujarat Pipavav Port Ltd.	21,822	34,403
	Gulf Oil Lubricants India Ltd.	1,350	15,080
	Heritage Foods Ltd.	3,188	11,027
	Hero MotoCorp Ltd. (HMCL IN)	7,184	405,690
	HFCL Ltd.	8,169	16,617
	Himadri Speciality Chemical Ltd.	2,742	21,480
Ω	Home First Finance Co. India Ltd.	7,557	94,045
	Housing & Urban Development Corp. Ltd.	20,372	41,532
Ω	ICICI Lombard General Insurance Co. Ltd.	1,519	25,901
	IDFC First Bank Ltd.	79,338	70,520
	IIFL Capital Services Ltd.	11,195	39,657
	IIFL Finance Ltd.	6,382	40,583
	Indian Bank	4,972	43,432
	Indigo Paints Ltd.	1,674	19,543
	Indo Count Industries Ltd.	5,724	23,884
*	Indus Towers Ltd.	7,452	30,681
	Innova Captab Ltd.	720	7,357
*	Inox Wind Ltd.	25,192	20,630
	Intellect Design Arena Ltd.	7,036	53,097
	ION Exchange India Ltd.	8,046	35,364
		Shares	Value»
INDIA — (Continued)
	Ipca Laboratories Ltd.	1,899	$34,669
Ω	IRCON International Ltd.	16,739	22,129
	ISGEC Heavy Engineering Ltd.	935	8,128
	Jammu & Kashmir Bank Ltd.	11,426	18,698
	Jamna Auto Industries Ltd.	30,255	41,537
*	Jana Small Finance Bank Ltd.	2,168	13,018
	Jindal Saw Ltd.	20,319	54,193
	Jindal Stainless Ltd.	10,205	78,454
	JK Tyre & Industries Ltd.	10,737	44,882
	JM Financial Ltd.	12,346	15,794
	Jubilant Pharmova Ltd.	3,246	31,949
*	Jupiter Wagons Ltd.	7,640	20,708
	Jyothy Labs Ltd.	12,963	27,100
	Kalpataru Projects International Ltd.	7,423	98,862
	Kansai Nerolac Paints Ltd.	15,747	32,516
	Karnataka Bank Ltd.	18,117	53,884
	Karur Vysya Bank Ltd.	42,381	152,202
	Kaveri Seed Co. Ltd.	1,159	9,484
	KEC International Ltd.	6,379	31,420
	Kirloskar Oil Engines Ltd.	1,764	40,236
	KPR Mill Ltd.	1,054	11,517
	KRBL Ltd.	5,562	20,457
	LG Balakrishnan & Bros Ltd.	1,547	25,675
	LIC Housing Finance Ltd.	19,116	104,744
	LT Foods Ltd.	9,339	40,412
	Lupin Ltd.	6,918	175,018
	Maharashtra Scooters Ltd.	122	16,666
	Maharashtra Seamless Ltd.	2,063	12,165
	Mahindra & Mahindra Financial Services Ltd.	24,598	99,808
Ω	Mahindra Logistics Ltd.	1,775	7,627
*	Man Industries India Ltd.	4,163	23,277
	Man Infraconstruction Ltd.	9,106	9,369
	Marksans Pharma Ltd.	11,177	30,216
	Mastek Ltd.	1,548	30,407

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	2,927	$23,079
* Ω	Medi Assist Healthcare Services Ltd.	6,127	22,945
	Minda Corp. Ltd.	4,681	34,239
	MOIL Ltd.	7,005	20,647
	Mold-Tek Packaging Ltd.	2,354	16,567
	Motilal Oswal Financial Services Ltd.	8,844	79,029
	Mphasis Ltd.	7,123	174,360
	MRF Ltd.	164	228,458
	Mrs Bectors Food Specialities Ltd.	12,461	26,977
	Natco Pharma Ltd.	4,106	39,564
	NESCO Ltd.	564	6,265
	NIIT Learning Systems Ltd.	2,083	5,246
	Nitin Spinners Ltd.	1,942	11,069
	Oberoi Realty Ltd.	1,613	30,839
	Orient Electric Ltd.	5,637	10,241
Ω	Paradeep Phosphates Ltd.	32,482	49,976
*	Patel Engineering Ltd.	80,011	22,933
	Petronet LNG Ltd.	29,727	87,213
	PI Industries Ltd.	3,292	95,115
	Piramal Finance Ltd.	5,796	125,431
	Piramal Pharma Ltd.	23,529	48,072
	Pitti Engineering Ltd.	653	6,296
Ω	PNB Housing Finance Ltd.	11,526	126,234
*	Poonawalla Fincorp Ltd.	5,549	26,922
	Power Mech Projects Ltd.	1,571	42,168
	Praj Industries Ltd.	9,446	30,881
	Prestige Estates Projects Ltd.	6,229	105,549
	PTC India Ltd.	5,641	10,377
*	PVR Inox Ltd.	6,127	72,169
	Railtel Corp. of India Ltd.	9,189	27,462
	Rallis India Ltd.	9,291	21,169
	Ramkrishna Forgings Ltd.	6,752	46,143
	Ratnamani Metals & Tubes Ltd.	923	22,826
Ω	RBL Bank Ltd.	19,916	77,950
	REC Ltd.	83,409	325,800
	Redington Ltd.	51,204	171,962
	Rhi Magnesita India Ltd.	5,583	22,696
	RITES Ltd.	9,113	20,454
*	SAMHI Hotels Ltd.	20,501	38,646
		Shares	Value»
INDIA — (Continued)
*	Sammaan Capital Ltd.	7,175	$12,213
	Sandhar Technologies Ltd.	3,038	19,883
	Sanghvi Movers Ltd.	2,700	11,599
Ω	Sansera Engineering Ltd.	1,045	36,774
*	SBFC Finance Ltd.	22,015	20,869
	SBI Cards & Payment Services Ltd.	3,479	24,046
	Senco Gold Ltd.	6,139	25,917
	Sharda Cropchem Ltd.	4,130	35,517
	Share India Securities Ltd.	9,581	17,930
Ω	Sona Blw Precision Forgings Ltd.	4,480	36,081
	Sonata Software Ltd.	15,173	51,010
	South Indian Bank Ltd.	49,346	24,216
*	Star Health & Allied Insurance Co. Ltd.	10,408	65,073
	Strides Pharma Science Ltd.	3,333	35,983
	Sun TV Network Ltd.	4,710	25,096
	Sundaram Finance Ltd.	944	46,181
	Sundram Fasteners Ltd.	2,709	27,817
	Suprajit Engineering Ltd.	2,236	11,854
	Supreme Petrochem Ltd.	1,662	12,461
	Surya Roshni Ltd.	8,533	21,333
Ω	Syngene International Ltd.	10,161	41,084
	Tanla Platforms Ltd.	4,984	30,627
	Techno Electric & Engineering Co. Ltd.	3,131	32,133
	Time Technoplast Ltd.	16,489	35,942
	Titagarh Rail System Ltd.	3,771	32,383
	Tourism Finance Corp. of India Ltd.	27,722	29,558
	Triveni Engineering & Industries Ltd.	5,765	13,417
	Triveni Power Transmission Ltd.	1,921	10,965
	TTK Prestige Ltd.	1,422	9,552
	TVS Holdings Ltd.	279	42,965
*	TVS Supply Chain Solutions Ltd.	10,025	14,178
	UPL Ltd.	24,453	154,451
	Usha Martin Ltd.	5,636	29,347

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	UTI Asset Management Co. Ltd.	2,106	$19,911
	VA Tech Wabag Ltd.	2,914	60,258
	Vaibhav Global Ltd.	4,462	12,477
Ω	Varroc Engineering Ltd.	2,059	14,691
	VST Tillers Tractors Ltd.	224	10,431
	Welspun Enterprises Ltd.	2,043	12,733
	Welspun Living Ltd.	14,147	23,087
	Wheels India Ltd.	1,423	20,981
	Whirlpool of India Ltd.	4,721	39,680
*	Yes Bank Ltd.	740,745	176,762
	Zydus Lifesciences Ltd.	4,403	51,901
	Zydus Wellness Ltd.	3,788	23,016
TOTAL INDIA			11,841,232
INDONESIA — (0.1%)
	Bank OCBC Nisp Tbk. PT	110,100	7,890
*	Bank Tabungan Negara Persero Tbk. PT	463,800	31,232
	BFI Finance Indonesia Tbk. PT	244,000	12,403
*	Bukalapak.com Tbk. PT	2,278,500	14,910
	Ciputra Development Tbk. PT	221,400	7,067
	Dayamitra Telekomunikasi PT	439,700	11,300
	Elang Mahkota Teknologi Tbk. PT	548,000	16,110
	Erajaya Swasembada Tbk. PT	456,600	10,624
	Indofood Sukses Makmur Tbk. PT	144,300	55,865
	Kalbe Farma Tbk. PT	1,114,900	44,777
	Pakuwon Jati Tbk. PT	805,500	11,908
	Sarana Menara Nusantara Tbk. PT	698,000	15,631
	Trimegah Bangun Persada Tbk. PT	176,500	8,766
TOTAL INDONESIA			248,483
IRELAND — (1.0%)
	AIB Group PLC	69,575	827,499
	Bank of Ireland Group PLC	51,835	1,088,529
	Cairn Homes PLC	45,058	126,851
		Shares	Value»
IRELAND — (Continued)
	FBD Holdings PLC (FBD ID)	716	$14,399
* Ω	Glenveagh Properties PLC	23,206	64,147
	Kerry Group PLC (KYGA ID), Class A	4,216	402,500
TOTAL IRELAND			2,523,925
ISRAEL — (1.0%)
	Africa Israel Residences Ltd.	382	27,091
	Altshuler Shaham Finance Ltd.	6,351	13,277
	Arad Ltd.	735	12,452
	Ashtrom Group Ltd.	2,329	47,737
	Aura Investments Ltd.	7,866	41,086
	Ayalon Holdings Ltd.	1,155	53,228
	Azorim-Investment Development & Construction Co. Ltd.	3,343	15,743
	Carasso Motors Ltd.	2,365	23,646
	Cellcom Israel Ltd. (CEL IT)	9,432	101,770
	Clal Insurance Enterprises Holdings Ltd.	3,142	237,779
	Delek Automotive Systems Ltd.	2,056	11,385
	Delta Galil Ltd.	1,008	58,273
	Direct Finance of Direct Group 2006 Ltd.	131	27,142
	Electra Consumer Products 1970 Ltd.	1,268	29,808
*	Fattal Holdings 1998 Ltd.	439	97,225
	Formula Systems 1985 Ltd. (FORTY IT)	504	53,149
	Fox Wizel Ltd.	695	68,887
*	Gilat Satellite Networks Ltd.	4,127	45,455
	IDI Insurance Co. Ltd.	694	54,808
*	IES Holdings Ltd.	226	56,503
	Inrom Construction Industries Ltd.	4,765	38,080
*	Isracard Ltd.	16,966	59,308
	Israel Canada TR Ltd.	9,704	49,571
	Isras Investment Co. Ltd.	146	40,363

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Isrotel Ltd.	371	$15,283
	Issta Ltd.	498	14,539
*	Kamada Ltd. (KMDA US)	1,450	10,353
*	Kvutzat Acro Ltd.	2,100	28,190
	Land Development Nimrodi Group Ltd.	941	12,273
	Lapidoth Capital Ltd.	620	16,336
	M Yochananof & Sons Ltd.	156	17,846
*	Malam-Team Holding Ltd.	242	10,658
	Matrix IT Ltd.	350	9,905
	Mediterranean Towers Ltd.	7,354	36,138
	MENIF - Financial Services Ltd.	1,180	8,924
	Meshulam Levinstein Contracting & Engineering Ltd.	60	7,498
*	Migdal Insurance & Financial Holdings Ltd.	21,703	123,278
	Mivtach Shamir Holdings Ltd.	300	42,121
	Neto Malinda Trading Ltd.	1,089	50,226
*	Neto ME Holdings Ltd.	116	8,348
	Oil Refineries Ltd.	178,408	113,805
	Partner Communications Co. Ltd.	4,846	59,592
	Paz Retail & Energy Ltd.	531	149,928
	Prashkovsky Investments & Construction Ltd.	612	26,584
	Scope Metals Group Ltd.	576	54,704
	Shufersal Ltd.	9,214	131,803
	Summit Real Estate Holdings Ltd.	3,144	51,358
	Tiv Taam Holdings 1 Ltd.	2,723	10,272
*	Veridis Environment Ltd.	2,066	34,087
	Wesure Global Tech Ltd.	2,370	11,759
	YH Dimri Construction & Development Ltd.	488	57,563
TOTAL ISRAEL			2,377,137
		Shares	Value»
ITALY — (3.1%)
	A2A SpA	165,760	$432,995
	ACEA SpA	2,380	57,832
	Ariston Holding NV	9,613	40,314
	Arnoldo Mondadori Editore SpA	8,616	20,860
	Ascopiave SpA	3,653	11,364
	Azimut Holding SpA	10,319	438,299
#	Banca IFIS SpA	1,502	25,576
	Banca Monte dei Paschi di Siena SpA	12,270	164,337
	Banco BPM SpA	67,238	1,227,644
	Banco di Desio e della Brianza SpA	2,190	42,619
	BPER Banca SpA	49,476	803,946
	Brembo NV	8,594	105,234
	Comer Industries SpA	397	23,033
	Credito Emiliano SpA	7,045	154,917
	Danieli & C Officine Meccaniche SpA (DAN IM)	521	39,123
	Danieli & C Officine Meccaniche SpA (DANR IM)	2,269	116,660
#	Davide Campari-Milano NV	30,658	208,803
	De' Longhi SpA	1,957	91,860
# Ω	doValue SpA	17,103	45,630
Ω	Enav SpA	7,239	42,276
#	ERG SpA	1,924	48,840
	Esprinet SpA	2,744	22,469
#	Ferretti SpA	2,597	8,655
#	Fila SpA	3,198	34,614
# * Ω	GVS SpA	5,442	27,228
	Hera SpA	45,829	200,053
	Industrie De Nora SpA	1,519	11,255
# Ω	Infrastrutture Wireless Italiane SpA	8,014	59,460
	Intercos SpA	1,551	23,928
#	Interpump Group SpA	4,262	171,576
	Iveco Group NV	4,417	70,824
#	MARR SpA	1,961	14,421
# Ω	Nexi SpA	31,939	156,529
	Orsero SpA	595	11,064
# Ω	OVS SpA	11,260	81,398
Ω	Pirelli & C SpA	31,290	238,355
	Reply SpA	463	58,756
*	Safilo Group SpA	9,218	17,595
#	Saipem SpA	67,076	325,416
*	Salvatore Ferragamo SpA	1,755	20,627
#	Sanlorenzo SpA	794	34,780

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Snam SpA	29,736	$201,634
*	Telecom Italia SpA	96,285	817,638
#	Tenaris SA (TS US), ADR	9,090	521,130
	Unipol Assicurazioni SpA	10,683	334,266
#	Webuild SpA	15,394	39,963
TOTAL ITALY			7,645,796
JAPAN — (15.5%)
	77 Bank Ltd.	9,900	214,498
	ADEKA Corp.	5,700	139,121
	AEON Financial Service Co. Ltd.	10,200	100,288
	Ai Holdings Corp.	2,600	47,884
#	Aica Kogyo Co. Ltd.	3,200	73,780
	Aichi Corp.	2,100	19,016
	Aichi Financial Group, Inc.	8,000	86,235
	Aichi Steel Corp.	3,100	56,876
	Air Water, Inc.	15,300	239,956
#	Airman Corp.	2,700	42,789
	Airport Facilities Co. Ltd.	2,500	14,692
	Aisan Industry Co. Ltd.	2,700	40,288
	Akatsuki, Inc.	600	11,459
	Alconix Corp.	3,500	56,636
	Alfresa Holdings Corp.	12,500	181,313
	Allied Telesis Holdings KK	6,700	9,784
	Alps Alpine Co. Ltd.	13,100	179,443
#	Amvis Holdings, Inc.	6,300	15,078
	Anest Iwata Corp.	1,000	11,241
#	AOKI Holdings, Inc.	2,300	24,850
	Aoyama Trading Co. Ltd.	11,500	54,070
	Aozora Bank Ltd.	1,400	26,566
	Arata Corp.	2,400	39,282
#	ARCLANDS Corp.	4,700	56,449
	Arcs Co. Ltd.	2,400	54,496
	ARE Holdings, Inc.	4,500	86,590
	Ariake Japan Co. Ltd.	1,100	37,002
	Arisawa Manufacturing Co. Ltd.	1,700	25,650
	Artience Co. Ltd.	2,900	80,344
	Asahi Co. Ltd.	2,800	23,882
	Asahi Yukizai Corp.	300	11,336
	Asanuma Corp.	7,700	41,778
#	ASKA Pharmaceutical Holdings Co. Ltd.	700	9,389
	Autobacs Seven Co. Ltd.	8,500	82,861
		Shares	Value»
JAPAN — (Continued)
	Awa Bank Ltd.	1,400	$72,281
	Axial Retailing, Inc.	6,800	54,072
	Bando Chemical Industries Ltd.	2,600	39,225
	Bank of Nagoya Ltd.	1,400	56,501
	Bank of Saga Ltd.	1,300	45,217
	Bank of the Ryukyus Ltd.	2,700	49,332
	Belc Co. Ltd.	900	37,737
	Bell System24 Holdings, Inc.	4,200	35,992
	Belluna Co. Ltd.	5,900	39,649
	B-Lot Co. Ltd.	1,400	12,717
	BML, Inc.	1,500	33,644
	Bourbon Corp.	600	11,912
	Brother Industries Ltd.	13,300	331,212
#	Buffalo, Inc.	1,300	22,313
	Bunka Shutter Co. Ltd.	4,300	51,114
	Business Brain Showa-Ota, Inc.	1,700	11,012
	Carlit Co. Ltd.	1,600	22,896
#	Cawachi Ltd.	1,100	22,925
	CCI Group, Inc.	4,600	31,600
	Central Glass Co. Ltd.	900	22,269
#	Change Holdings, Inc.	2,100	12,623
	Chiba Kogyo Bank Ltd.	1,500	24,252
#	Chino Corp.	1,100	10,966
	Chori Co. Ltd.	1,000	24,394
	Chudenko Corp.	1,400	43,121
	Chugin Financial Group, Inc.	9,200	189,569
	Citizen Watch Co. Ltd.	3,500	46,334
	CKD Corp.	2,900	105,829
	COMSYS Holdings Corp.	700	22,976
	Create SD Holdings Co. Ltd.	1,300	27,156
	Credit Saison Co. Ltd.	9,000	254,945
	CTI Engineering Co. Ltd.	1,300	25,787
	Daido Metal Co. Ltd.	3,100	26,197
	Daido Steel Co. Ltd.	7,000	98,389
	Daiichi Jitsugyo Co. Ltd.	1,500	29,769
	Daiichikosho Co. Ltd.	5,500	62,503
#	Daiki Aluminium Industry Co. Ltd.	1,000	9,198
	Daikoku Denki Co. Ltd.	900	13,893

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikokutenbussan Co. Ltd.	1,100	$31,176
	Daikyonishikawa Corp.	7,300	46,879
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,000	13,882
	Daishi Hokuetsu Financial Group, Inc.	15,600	224,092
	Daisue Construction Co. Ltd.	700	15,168
	Daito Pharmaceutical Co. Ltd.	2,400	18,806
	Daiwa Ltd.	1,000	10,781
	DCM Holdings Co. Ltd.	7,800	75,128
	Dear Life Co. Ltd.	1,800	12,287
	DeNA Co. Ltd.	4,400	68,374
	Densan System Holdings Co. Ltd.	600	10,963
#	Denyo Co. Ltd.	1,000	24,964
	DIC Corp.	8,100	222,750
	Doshisha Co. Ltd.	1,600	29,872
	Doutor Nichires Holdings Co. Ltd.	1,900	38,117
	Dowa Holdings Co. Ltd.	2,800	142,859
	Duskin Co. Ltd.	1,700	47,470
#	DyDo Group Holdings, Inc.	2,100	39,681
	Earth Corp.	500	14,840
	EDION Corp.	4,200	63,827
	EJ Holdings, Inc.	1,100	12,009
	Endo Lighting Corp.	900	14,593
	Enomoto Co. Ltd.	700	10,198
#	ES-Con Japan Ltd.	4,900	32,927
	Eslead Corp.	1,100	35,830
	Exedy Corp.	2,400	90,435
	EXEO Group, Inc.	11,100	181,250
	Ezaki Glico Co. Ltd.	2,700	85,605
	FCC Co. Ltd.	2,700	62,751
	Ferrotec Corp.	2,100	105,922
	FJ Next Holdings Co. Ltd.	1,500	17,857
	Foster Electric Co. Ltd.	2,300	40,714
	FP Corp.	2,600	41,243
	Fudo Tetra Corp.	1,700	28,411
#	Fuji Co. Ltd.	3,500	44,589
	Fuji Oil Co. Ltd.	1,100	27,346
	Fuji Pharma Co. Ltd.	2,600	30,209
	Fuji Seal International, Inc.	5,000	94,197
	Fujiya Co. Ltd.	800	12,284
	FuKoKu Co. Ltd.	1,500	17,609
	Fukuda Corp.	1,600	38,602
		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	10,300	$470,815
	Fukuyama Transporting Co. Ltd.	1,000	37,272
	Furukawa Co. Ltd.	1,900	41,637
	Futaba Industrial Co. Ltd.	7,300	47,123
	Fuyo General Lease Co. Ltd.	4,000	113,556
	Gakken Holdings Co. Ltd.	4,500	28,671
	Galilei Holdings Co. Ltd.	1,700	36,664
	Gecoss Corp.	1,200	13,070
	Geo Holdings Corp.	3,600	47,006
	Giken Ltd.	1,300	15,391
	GLOBERIDE, Inc.	2,400	38,288
	Glory Ltd.	3,400	96,657
	GLtechno Holdings, Inc.	800	28,336
	GS Yuasa Corp.	4,300	144,811
	G-Tekt Corp.	3,100	41,762
	Gunma Bank Ltd.	13,900	218,443
	Gunze Ltd.	1,200	30,194
	H.U. Group Holdings, Inc.	5,200	111,128
	H2O Retailing Corp.	7,300	130,596
	Hachijuni Nagano Bank Ltd.	7,000	108,766
	Hakuhodo DY Holdings, Inc.	15,200	124,054
	Hakuto Co. Ltd.	800	24,666
	Halows Co. Ltd.	1,300	31,233
	Hamakyorex Co. Ltd.	2,500	28,680
	Hankyu Hanshin Holdings, Inc.	11,500	340,261
	Hanwa Co. Ltd.	12,100	128,515
	Haseko Corp.	10,800	187,917
	Heiwa Real Estate Co. Ltd.	2,600	38,301
	Heiwado Co. Ltd.	3,100	51,795
	Hirata Corp.	1,200	20,997
	Hirogin Holdings, Inc.	21,100	288,780
	HIS Co. Ltd.	5,100	32,778
	Hokuhoku Financial Group, Inc.	6,000	277,613
#	Hokuto Corp.	2,600	31,848
	H-One Co. Ltd.	2,000	19,273
	Hoosiers Holdings Co. Ltd.	2,700	20,969
	Hosiden Corp.	3,300	58,595
	Hosokawa Micron Corp.	1,000	31,372
	House Foods Group, Inc.	3,100	75,402
	Hyakugo Bank Ltd.	12,500	156,260

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hyakujushi Bank Ltd.	4,000	$70,479
	Ichiken Co. Ltd.	1,000	16,468
	Ichinen Holdings Co. Ltd.	1,700	25,191
	Idec Corp.	2,600	57,048
	Iida Group Holdings Co. Ltd.	10,100	144,600
	Inaba Denki Sangyo Co. Ltd.	2,600	46,368
	Inabata & Co. Ltd.	3,100	76,665
	INFRONEER Holdings, Inc.	11,700	189,289
	Inui Global Logistics Co. Ltd.	2,200	26,017
	Iriso Electronics Co. Ltd.	2,200	37,480
#	Iseki & Co. Ltd.	2,100	24,143
	Itochu Enex Co. Ltd.	5,800	78,671
	IwaiCosmo Holdings, Inc.	1,900	49,525
	Iyogin Holdings, Inc.	13,100	294,743
	Izumi Co. Ltd.	11,200	70,330
	J Front Retailing Co. Ltd.	15,700	292,142
#	J Trust Co. Ltd.	8,000	40,742
	Jaccs Co. Ltd.	2,100	49,244
	Japan Aviation Electronics Industry Ltd.	5,300	78,202
	Japan Lifeline Co. Ltd.	2,700	26,589
	Japan Pulp & Paper Co. Ltd.	5,000	34,847
	Japan Securities Finance Co. Ltd.	4,500	67,008
	Japan Wool Textile Co. Ltd.	2,500	29,814
	JGC Holdings Corp.	13,200	184,617
	JINUSHI Co. Ltd.	600	10,914
	JM Holdings Co. Ltd.	1,700	14,585
	Joshin Corp.	700	17,272
	Joyful Honda Co. Ltd.	2,400	37,579
	JSP Corp.	1,400	22,120
	JTEKT Corp.	13,700	187,597
	Juroku Financial Group, Inc.	9,500	139,433
	JVCKenwood Corp.	9,700	68,179
	Kaga Electronics Co. Ltd.	2,600	75,512
	Kagome Co. Ltd.	4,300	70,431
	Kameda Seika Co. Ltd.	5,100	40,752
	Kamei Corp.	1,400	33,926
	Kamigumi Co. Ltd.	4,800	155,877
	Kanaden Corp.	700	10,710
	Kanadevia Corp.	10,400	76,504
	Kanamoto Co. Ltd.	2,200	71,673
		Shares	Value»
JAPAN — (Continued)
	Kaneka Corp.	3,500	$124,517
	Kanematsu Corp.	8,600	112,257
#	Kansai Paint Co. Ltd.	8,100	143,383
	Kanto Denka Kogyo Co. Ltd.	2,100	34,261
	Kato Sangyo Co. Ltd.	1,300	51,908
	Keihan Holdings Co. Ltd.	6,500	133,217
	KEIWA, Inc.	1,500	11,556
	Keiyo Bank Ltd.	4,100	67,156
	Kitz Corp.	5,600	76,028
	Kiyo Bank Ltd.	2,800	81,434
	Koa Corp.	3,200	43,908
	Koatsu Gas Kogyo Co. Ltd.	1,600	10,708
	Kohnan Shoji Co. Ltd.	1,900	50,008
	Koito Manufacturing Co. Ltd.	7,100	118,662
	Kokuyo Co. Ltd.	7,800	44,410
	Komatsu Wall Industry Co. Ltd.	700	12,202
	Komeri Co. Ltd.	2,000	48,392
	Komori Corp.	3,800	44,130
#	Kondotec, Inc.	1,100	10,572
	Konica Minolta, Inc.	27,900	101,936
	Konishi Co. Ltd.	2,800	24,683
	Konoike Transport Co. Ltd.	3,000	56,102
	Kose Holdings Corp.	2,100	74,740
#	KPP Group Holdings Co. Ltd.	4,900	33,956
	K's Holdings Corp.	8,100	95,947
	Kumagai Gumi Co. Ltd.	10,400	92,619
	Kumiai Chemical Industry Co. Ltd.	7,200	33,053
#	Kurabo Industries Ltd.	600	37,002
	Kureha Corp.	2,000	53,496
#	Kurimoto Ltd.	4,600	43,492
	KYB Corp.	3,400	95,398
	Kyodo Printing Co. Ltd.	1,600	16,382
	Kyoei Steel Ltd.	1,200	14,522
	Kyokuto Kaihatsu Kogyo Co. Ltd.	2,600	38,198
	Kyokuto Securities Co. Ltd.	1,100	12,195
	Kyokuyo Co. Ltd.	1,400	39,857
	Kyorin Pharmaceutical Co. Ltd.	4,800	34,342

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	4,400	$23,760
	Kyushu Financial Group, Inc.	19,500	179,240
	Lacto Japan Co. Ltd.	600	12,733
	LEC, Inc.	1,900	11,506
*	Lifenet Insurance Co.	600	6,262
	Lintec Corp.	1,900	72,837
	Lion Corp.	12,200	130,785
	Lixil Corp.	30,100	326,911
	Mabuchi Motor Co. Ltd.	11,600	120,162
	Mars Group Holdings Corp.	1,700	33,483
	Marudai Food Co. Ltd.	2,300	33,091
	Maruichi Steel Tube Ltd.	12,000	134,009
	Marusan Securities Co. Ltd.	3,200	24,318
	Maruzen Showa Unyu Co. Ltd.	600	28,793
	Maxell Ltd.	3,000	38,570
	Maxvalu Tokai Co. Ltd.	600	12,324
#	Mazda Motor Corp.	22,600	164,767
	Mebuki Financial Group, Inc.	48,300	447,547
	Medipal Holdings Corp.	9,400	169,261
	MEIJI Holdings Co. Ltd.	10,100	240,211
	Meisei Industrial Co. Ltd.	2,500	31,733
	Meiwa Corp.	2,600	14,635
	Menicon Co. Ltd.	3,800	41,303
	MIMAKI ENGINEERING Co. Ltd.	1,000	13,146
	Mirait One Corp.	6,600	145,793
	Mirarth Holdings, Inc.	11,700	30,047
	Mitani Sekisan Co. Ltd.	1,500	17,881
	Mito Securities Co. Ltd.	3,200	16,272
#	Mitsuba Corp.	5,600	41,675
	Mitsubishi Gas Chemical Co., Inc.	8,700	224,724
	Mitsubishi Logistics Corp.	14,900	149,395
#	Mitsubishi Motors Corp.	54,700	125,237
#	Mitsubishi Pencil Co. Ltd.	2,600	45,097
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Research Institute, Inc.	1,100	$33,170
	Mitsubishi Steel Manufacturing Co. Ltd.	800	10,848
	Mitsuboshi Belting Ltd.	1,700	43,414
	Mitsui Chemicals, Inc.	22,400	294,510
	Mitsui DM Sugar Co. Ltd.	2,000	43,048
	Mitsui E&S Co. Ltd.	4,600	138,733
#	Mitsui High-Tec, Inc.	12,200	68,178
	Mitsui Kinzoku Co. Ltd.	3,400	640,128
	Mitsuuroko Group Holdings Co. Ltd.	1,900	25,095
	MIXI, Inc.	3,400	61,862
#	Miyaji Engineering Group, Inc.	1,500	14,887
	Miyazaki Bank Ltd.	3,500	50,875
	Mizuho Leasing Co. Ltd.	13,600	116,270
	Mizuno Corp.	4,500	103,774
	Monex Group, Inc.	8,200	36,103
	Morinaga Milk Industry Co. Ltd.	16,800	125,631
	Moriroku Co. Ltd.	700	10,988
	Morita Holdings Corp.	2,200	34,623
#	Mugen Estate Co. Ltd.	1,000	12,142
	Muninova Holdings, Inc.	14,300	39,872
	Murakami Corp.	400	16,668
	Musashi Seimitsu Industry Co. Ltd.	1,900	37,545
	Nachi-Fujikoshi Corp.	1,700	57,491
	Nagaileben Co. Ltd.	1,100	12,308
	Nagano Keiki Co. Ltd.	1,200	27,928
	Nagase & Co. Ltd.	17,200	121,316
	Nanto Bank Ltd.	5,500	58,731
	NEC Capital Solutions Ltd.	900	23,362
	NGK Corp.	11,900	407,151
	NHK Spring Co. Ltd.	9,700	215,045
	Nichiha Corp.	2,300	44,251
	Nichireki Group Co. Ltd.	2,500	34,514
	Nichirin Co. Ltd.	1,000	25,796
	Nifco, Inc.	4,300	139,201
	Nihon Kohden Corp.	3,300	32,857
	Nihon Nohyaku Co. Ltd.	2,100	14,112

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co. Ltd.	4,900	$50,734
	Nihon Tokushu Toryo Co. Ltd.	800	12,365
	Nikkiso Co. Ltd.	3,300	76,295
	Nikon Corp.	1,700	20,200
	Nippn Corp.	4,300	75,781
	Nippon Chemi-Con Corp.	1,800	34,313
	Nippon Densetsu Kogyo Co. Ltd.	2,700	67,550
	Nippon Express Holdings, Inc.	11,900	392,737
	Nippon Fine Chemical Co. Ltd.	700	11,271
	Nippon Kanzai Holdings Co. Ltd.	700	12,301
	Nippon Kayaku Co. Ltd.	7,400	88,927
	Nippon Light Metal Holdings Co. Ltd.	5,400	90,839
	Nippon Rietec Co. Ltd.	700	10,551
	Nippon Seiki Co. Ltd.	3,000	45,427
#	Nippon Seisen Co. Ltd.	1,300	10,824
	Nippon Sharyo Ltd.	600	12,630
	Nippon Shinyaku Co. Ltd.	3,800	80,829
	Nippon Shokubai Co. Ltd.	8,700	117,033
	Nippon Signal Co. Ltd.	4,300	42,879
	Nippon Soda Co. Ltd.	3,400	81,182
	Nippon Television Holdings, Inc.	1,100	20,086
	Nipro Corp.	13,600	138,741
	Nishimatsu Construction Co. Ltd.	1,500	49,708
#	Nishimatsuya Chain Co. Ltd.	3,000	37,569
	Nishi-Nippon Financial Holdings, Inc.	7,700	203,494
	Nishio Holdings Co. Ltd.	1,300	34,873
	Nissan Shatai Co. Ltd.	5,100	30,817
#	Nissha Co. Ltd.	5,000	41,187
	Nisshin Oillio Group Ltd.	6,400	76,407
	Nisshin Seifun Group, Inc.	9,100	115,198
		Shares	Value»
JAPAN — (Continued)
	Nisshinbo Holdings, Inc.	7,700	$103,453
	Nissui Corp.	23,300	183,734
	Nittetsu Mining Co. Ltd.	2,300	43,088
	Nitto Kogyo Corp.	1,100	29,670
	Nitto Seiko Co. Ltd.	4,100	20,080
	Nittoc Construction Co. Ltd.	1,800	12,853
	Nittoku Co. Ltd.	2,000	32,517
	NOK Corp.	6,000	113,384
	Nomura Real Estate Holdings, Inc.	29,300	168,372
	Noritsu Koki Co. Ltd.	4,800	58,386
	North Pacific Bank Ltd.	15,600	111,844
	NPR-RIKEN Corp.	1,900	48,069
	NSK Ltd.	28,200	200,867
	NTN Corp.	52,600	127,168
#	Ogaki Kyoritsu Bank Ltd.	400	17,802
	Oiles Corp.	2,300	40,947
	Okabe Co. Ltd.	2,900	16,688
	Okamoto Machine Tool Works Ltd.	400	12,386
	Okamura Corp.	4,200	61,312
	Okasan Securities Group, Inc.	10,500	72,605
	Oki Electric Industry Co. Ltd.	2,400	40,539
	Okinawa Financial Group, Inc.	1,700	77,400
	OKUMA Corp.	2,400	73,301
	Okumura Corp.	1,100	39,692
	Okura Industrial Co. Ltd.	1,500	52,046
	Omron Corp.	200	6,688
	Onward Holdings Co. Ltd.	8,600	41,092
	Orient Corp.	8,900	50,264
	Oriental Shiraishi Corp.	12,100	27,706
	Osaki Electric Co. Ltd.	800	7,405
#	OSG Corp.	3,800	86,695
#	Pack Corp.	2,500	22,677
	PHC Holdings Corp.	6,000	41,448
	Pilot Corp.	8,100	92,004
	Press Kogyo Co. Ltd.	7,700	41,338
#	Qol Holdings Co. Ltd.	1,400	18,367
	Raiznext Corp.	800	14,492
	Rengo Co. Ltd.	18,700	174,791
# *	RENOVA, Inc.	5,300	30,777
	Resonac Holdings Corp.	1,700	141,608
	Restar Corp.	600	15,336

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Retail Partners Co. Ltd.	1,500	$12,866
	Rheon Automatic Machinery Co. Ltd.	4,100	38,792
	Ricoh Co. Ltd.	39,200	384,669
	Ricoh Leasing Co. Ltd.	1,400	58,844
	Riken Technos Corp.	3,400	46,782
	Riken Vitamin Co. Ltd.	1,300	26,171
	Rinnai Corp.	3,000	67,087
	Rion Co. Ltd.	700	14,478
	Riso Kagaku Corp.	1,800	11,781
	Ryobi Ltd.	2,100	33,323
	S&B Foods, Inc.	400	16,492
	Sakai Moving Service Co. Ltd.	2,300	42,892
	Sakata INX Corp.	2,400	37,436
	Sakata Seed Corp.	1,500	40,459
	Sala Corp.	6,400	45,822
	San-A Co. Ltd.	3,100	63,460
	San-Ai Obbli Co. Ltd.	2,500	36,360
	Sangetsu Corp.	3,200	61,992
	San-In Godo Bank Ltd.	10,300	149,280
	Sanko Gosei Ltd.	2,300	13,923
	Sanko Metal Industrial Co. Ltd.	1,400	11,142
	Sankyo Co. Ltd.	10,100	117,208
	Sansei Technologies, Inc.	700	10,224
	Sanyo Chemical Industries Ltd.	1,300	39,348
	Sanyo Trading Co. Ltd.	5,200	28,125
	Sato Corp.	1,500	22,918
	Sato Shoji Corp.	600	12,105
	Scroll Corp.	3,100	33,030
	Sega Sammy Holdings, Inc.	7,400	127,836
#	Seibu Giken Co. Ltd.	1,300	16,307
#	Seibu Holdings, Inc.	12,800	286,654
#	Seikitokyu Kogyo Co. Ltd.	2,500	23,522
	Seiko Epson Corp.	18,100	331,539
	Seiko Group Corp.	3,800	185,794
	Seino Holdings Co. Ltd.	4,700	77,607
	Seiren Co. Ltd.	3,800	75,163
	Sekisui Chemical Co. Ltd.	21,500	357,834
	Senshu Ikeda Holdings, Inc.	14,200	83,245
#	Seven Bank Ltd.	40,300	80,453
*	Sharp Corp.	6,300	24,337
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Logistics Corp.	2,500	$28,467
	Shibuya Corp.	1,100	29,982
	Shiga Bank Ltd.	9,500	141,157
	Shimamura Co. Ltd.	3,000	63,146
	Shin Nippon Biomedical Laboratories Ltd.	2,500	19,944
	Shinagawa Refra Co. Ltd.	2,900	37,286
#	Shindengen Electric Manufacturing Co. Ltd.	600	12,545
	Shin-Etsu Polymer Co. Ltd.	2,000	26,453
	Shinmaywa Industries Ltd.	1,500	18,374
	Shinnihon Corp.	3,400	44,822
	Shinsho Corp.	1,100	17,665
#	Shinwa Co. Ltd. (7607 JP)	700	13,882
	Ship Healthcare Holdings, Inc.	4,700	75,294
	Shizuoka Gas Co. Ltd.	6,400	50,454
#	Shochiku Co. Ltd.	700	50,630
	Siix Corp.	3,700	32,218
	Sinko Industries Ltd.	2,300	17,601
	Software Service, Inc.	400	27,515
	Soken Chemical & Engineering Co. Ltd.	1,700	32,886
	Sony Financial Group, Inc. 8729 JP	341,600	331,177
	Space Co. Ltd.	1,200	10,876
	Stanley Electric Co. Ltd.	6,100	132,923
	Starts Corp., Inc.	2,500	74,132
	Stella Chemifa Corp.	600	19,118
	SUMCO Corp.	18,700	380,171
	Sumida Corp.	4,100	32,759
	Sumitomo Heavy Industries Ltd.	6,800	219,823
	Sumitomo Rubber Industries Ltd.	19,000	268,826
	Sumitomo Seika Chemicals Co. Ltd.	4,300	32,826
	Sumitomo Warehouse Co. Ltd.	2,600	66,143
	Sun Frontier Fudousan Co. Ltd.	2,200	34,513
	Sundrug Co. Ltd.	600	14,262
	Suruga Bank Ltd.	7,700	124,697

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suzuken Co. Ltd.	4,000	$127,612
	Suzuki Co. Ltd.	1,700	31,561
	T Hasegawa Co. Ltd.	2,000	40,610
	Tachikawa Corp.	700	11,545
	Tachi-S Co. Ltd.	2,700	38,049
	Tadano Ltd.	5,200	43,214
#	Taihei Dengyo Kaisha Ltd.	2,600	39,011
	Taikisha Ltd.	500	13,102
	Taiyo Yuden Co. Ltd.	6,600	408,151
	Takamatsu Construction Group Co. Ltd.	1,300	30,294
	Takaoka Toko Co. Ltd.	700	29,961
#	Takara & Co. Ltd.	600	15,985
	Takara Standard Co. Ltd.	2,900	54,614
	Takasago International Corp.	5,100	38,434
	Takashimaya Co. Ltd.	14,500	207,290
#	Tamura Corp.	8,600	42,726
	Teijin Ltd.	9,800	99,877
*	TKP Corp.	1,300	15,653
	Toa Corp. (6809 JP)	1,900	19,283
	Toagosei Co. Ltd.	6,600	73,779
	TOBISHIMA HOLDINGS, Inc.	3,300	42,588
	Toda Corp.	11,400	105,831
	Toenec Corp.	1,300	16,556
	Toho Co. Ltd. (8142 JP)	1,400	11,870
#	Toho Holdings Co. Ltd.	1,400	35,306
#	Tokai Corp.	1,600	24,486
	TOKAI Holdings Corp.	3,900	28,387
	Tokai Rika Co. Ltd.	3,500	69,018
	Tokai Tokyo Financial Holdings, Inc.	16,200	80,908
	Token Corp.	300	25,143
#	Tokushu Tokai Paper Co. Ltd.	2,800	36,540
	Tokyo Century Corp.	6,700	109,485
	Tokyo Kiraboshi Financial Group, Inc.	16,000	168,212
#	Tokyo Metro Co. Ltd.	11,400	104,512
	Tokyo Tatemono Co. Ltd.	10,200	215,233
	Tokyotokeiba Co. Ltd.	1,000	31,513
	Tokyu Construction Co. Ltd.	4,700	34,133
	Tokyu Fudosan Holdings Corp.	36,300	301,705
	Toli Corp.	2,800	11,676
		Shares	Value»
JAPAN — (Continued)
	Tomoe Engineering Co. Ltd.	2,000	$24,176
	Tomoku Co. Ltd.	1,100	31,002
	Topre Corp.	3,000	52,551
	Topy Industries Ltd.	1,400	25,637
#	Torishima Pump Manufacturing Co. Ltd.	1,400	24,049
	Tosei Corp.	5,900	66,943
	Totetsu Kogyo Co. Ltd.	2,200	57,317
	Towa Bank Ltd.	2,000	16,449
	Towa Pharmaceutical Co. Ltd.	2,100	52,529
#	Toyo Kanetsu KK	800	12,166
	Toyo Seikan Group Holdings Ltd.	5,900	149,913
	Toyo Tanso Co. Ltd.	400	16,233
	Toyo Tire Corp.	12,300	326,250
	Toyobo Co. Ltd.	10,900	102,535
	Toyoda Gosei Co. Ltd.	5,700	196,784
	Toyota Boshoku Corp.	9,400	131,164
	TPR Co. Ltd.	4,200	39,011
	Transcosmos, Inc.	1,800	42,816
	TRE Holdings Corp.	1,800	22,643
	Trusco Nakayama Corp.	4,468	67,369
	Tsubakimoto Chain Co.	5,100	81,829
	Tsubakimoto Kogyo Co. Ltd.	1,200	21,498
#	Tsuburaya Fields Holdings, Inc.	3,800	57,462
	Tsukishima Holdings Co. Ltd.	1,200	20,442
	Tsukuba Bank Ltd.	6,400	24,541
	Tsumura & Co.	3,600	86,152
	Tsuruha Holdings, Inc.	4,800	73,276
#	Tsurumi Manufacturing Co. Ltd.	1,600	22,091
	TV Asahi Holdings Corp.	1,200	23,524
	Tv Tokyo Holdings Corp.	800	17,268
	UACJ Corp.	7,600	110,932
	Uchida Yoko Co. Ltd.	3,600	48,258
	Umios Corp.	13,300	108,987
	Unipres Corp.	2,300	19,121
#	United Super Markets Holdings, Inc.	6,000	30,956
	Ushio, Inc.	300	6,962
	Valor Holdings Co. Ltd.	800	16,329

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co. Ltd.	7,600	$23,434
	Wacoal Holdings Corp.	1,900	52,393
	Wakita & Co. Ltd.	3,100	37,246
	Warabeya Nichiyo Holdings Co. Ltd.	1,400	24,412
#	Wellneo Sugar Co. Ltd.	1,400	24,264
	World Co. Ltd.	6,600	66,381
	World Holdings Co. Ltd.	800	13,268
	Yahagi Construction Co. Ltd.	2,700	32,112
	Yakult Honsha Co. Ltd.	5,900	104,416
	YAMABIKO Corp.	3,200	77,045
	Yamada Holdings Co. Ltd.	28,500	127,300
	Yamae Group Holdings Co. Ltd.	2,100	36,898
	Yamaguchi Financial Group, Inc.	10,400	192,309
	Yamatane Corp.	1,500	19,801
	Yamato Corp.	900	11,219
	Yamato Holdings Co. Ltd.	8,500	110,306
	Yamazaki Baking Co. Ltd.	7,700	162,722
	Yamazen Corp.	2,900	32,127
	Yellow Hat Ltd.	4,300	48,690
	Yodoko Ltd.	5,500	47,632
	Yokogawa Bridge Holdings Corp.	800	14,801
	Yokohama Rubber Co. Ltd.	5,300	251,755
#	Yokorei Co. Ltd.	5,100	67,869
#	Yondenko Corp.	1,800	22,552
	Yondoshi Holdings, Inc.	1,700	22,070
	Yuasa Co. Ltd.	1,100	39,900
	Yurtec Corp.	2,600	38,724
	Yushiro, Inc.	1,100	19,679
	Zacros Corp.	5,300	44,552
#	Zenrin Co. Ltd.	1,800	10,229
	Zeon Corp.	7,200	100,969
	ZERIA Pharmaceutical Co. Ltd.	2,600	34,064
	Zero Co. Ltd.	500	11,115
#	Zojirushi Corp.	1,700	15,349
TOTAL JAPAN			38,894,412
KUWAIT — (0.2%)
	Agility Public Warehousing Co. KSCC	76,498	36,259
		Shares	Value»
KUWAIT — (Continued)
	Al Ahli Bank of Kuwait KSCP	81,671	$70,930
	Boubyan Petrochemicals Co. KSCP	23,829	47,505
	Burgan Bank SAK	52,235	31,749
*	First Investment Co. KSCP	50,394	21,100
	Gulf Cables & Electrical Industries Group Co. KSCP	6,562	35,509
	Integrated Holding Co. KCSC	17,637	23,977
	Kuwait International Bank KSCP	42,386	34,959
	Kuwait Investment Co. SAK	33,933	20,151
	National Investments Co. KSCP	35,391	29,373
	Warba Bank KSCP	68,776	62,150
TOTAL KUWAIT			413,662
MALAYSIA — (0.4%)
	Aeon Co. M Bhd.	45,100	11,586
	AEON Credit Service M Bhd.	7,300	10,015
#	AFFIN Bank Bhd.	17,587	9,518
	Alliance Bank Malaysia Bhd.	29,700	34,607
	Allianz Malaysia Bhd.	1,400	7,187
	Axiata Group Bhd.	111,100	53,979
#	Bank Islam Malaysia Bhd.	47,500	24,736
# *	Bumi Armada Bhd.	266,500	23,261
#	Dayang Enterprise Holdings Bhd.	43,200	16,935
	Dialog Group Bhd.	99,100	48,137
	Eco World Development Group Bhd.	59,000	29,756
	Genting Malaysia Bhd.	114,400	48,917
#	IJM Corp. Bhd.	151,700	89,154
	Inari Amertron Bhd.	32,100	17,385
	IOI Properties Group Bhd.	58,800	54,525
	KSL Holdings Bhd.	21,500	15,248
	Lianson Fleet Group Bhd.	25,900	10,215
	LPI Capital Bhd.	3,900	14,329
#	Mah Sing Group Bhd.	31,300	7,959
#	Malaysian Pacific Industries Bhd.	2,200	24,646
#	Matrix Concepts Holdings Bhd.	29,800	8,811

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MBSB Bhd.	88,200	$13,711
	Nationgate Holdings Bhd.	109,400	31,667
	OSK Holdings Bhd.	47,350	22,921
	Scientex Bhd.	22,500	20,384
	Sime Darby Bhd.	148,000	78,161
#	Sime Darby Property Bhd.	92,600	30,517
#	SP Setia Bhd. Group	189,300	43,054
#	Top Glove Corp. Bhd.	108,300	17,626
	Unisem M Bhd.	26,800	29,811
	Velesto Energy Bhd.	251,200	15,332
#	Yinson Holdings Bhd.	61,065	29,121
#	Zetrix Ai Bhd.	329,500	59,947
TOTAL MALAYSIA			953,158
MEXICO — (0.4%)
Ω	Banco del Bajio SA	31,087	103,297
	El Puerto de Liverpool SAB de CV, Class C1	4,947	29,686
	Gentera SAB de CV	69,481	161,311
#	Gruma SAB de CV, Class B	2,110	31,460
	Grupo Bimbo SAB de CV	18,323	65,677
*	Grupo Televisa SAB (TLEVICPO MM)	62,900	35,555
#	La Comer SAB de CV	13,714	27,096
	Megacable Holdings SAB de CV	45,509	153,637
* Ω	Nemak SAB de CV	58,500	9,863
	Operadora De Sites Mexicanos SAB de CV, Class A-1	32,868	32,812
*	Orbia Advance Corp. SAB de CV	52,411	74,110
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	9,460	149,900
	Regional SAB de CV	16,000	131,662
TOTAL MEXICO			1,006,066
NETHERLANDS — (3.1%)
#	Aalberts NV	5,283	261,647
	ABN AMRO Bank NV	22,373	1,012,099
	Acomo NV	2,016	55,316
#	Aegon Ltd. (AGN NA)	16,786	159,524
#	Akzo Nobel NV	5,877	411,640
		Shares	Value»
NETHERLANDS — (Continued)
	Allfunds Group PLC	910	$9,290
	AMG Critical Materials NV	673	23,038
	Arcadis NV	3,163	148,856
	ASR Nederland NV	9,626	786,991
#	Corbion NV	1,784	38,987
	DSM-Firmenich AG	10,331	1,113,762
*	Flow Traders Ltd.	3,090	94,287
	HAL Trust	2,355	448,574
	Havas NV	3,799	81,347
	IMCD NV	547	59,927
	Kendrion NV	796	17,546
	Koninklijke Vopak NV	2,276	128,844
	NN Group NV	20,234	1,907,280
#	Randstad NV	4,860	205,461
	SBM Offshore NV	8,450	315,573
Ω	Signify NV	10,163	173,712
#	Sligro Food Group NV	2,437	29,643
	TKH Group NV	1,884	92,892
	Van Lanschot Kempen NV	950	71,393
TOTAL NETHERLANDS			7,647,629
NEW ZEALAND — (0.1%)
*	Fletcher Building Ltd. (FBU NZ)	32,637	69,984
#	Heartland Group Holdings Ltd.	57,885	42,278
	SKY Network Television Ltd.	5,635	10,785
*	SKYCITY Entertainment Group Ltd.	102,784	37,474
	Summerset Group Holdings Ltd.	15,390	75,473
TOTAL NEW ZEALAND			235,994
NORWAY — (0.5%)
	Aker Solutions ASA	21,070	93,799
	Archer Ltd.	6,032	15,823
	Austevoll Seafood ASA	6,687	60,057
* Ω	AutoStore Holdings Ltd.	56,271	71,812
#	B2 Impact ASA	6,787	17,427
	Bakkafrost P	2,004	95,698
	Bonheur ASA	1,502	35,682
Ω	Bw Lpg Ltd. BWLP US	1,713	38,645
Ω	BW LPG Ltd. BWLPG NO	3,746	85,874
	BW Offshore Ltd.	4,498	22,164
*	Cadeler AS (CADLR NO)	17,748	101,127

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Kongsberg Automotive ASA	86,288	$19,753
	Leroy Seafood Group ASA	15,647	68,673
# *	LINK Mobility Group Holding ASA	7,961	21,551
	Odfjell Drilling Ltd.	9,015	86,831
	Pareto Bank ASA	2,334	15,119
* Ω	Scatec ASA	6,614	63,958
	Sparebank 1 Oestlandet	2,514	51,669
	Sparebanken More	2,081	24,466
	TGS ASA	15,774	213,763
TOTAL NORWAY			1,203,891
PHILIPPINES — (0.1%)
	Alliance Global Group, Inc.	69,400	9,749
	Ayala Land, Inc.	90,200	24,845
	China Banking Corp.	17,020	14,763
	GT Capital Holdings, Inc.	4,520	35,779
	LT Group, Inc.	92,400	22,105
	Philippine National Bank	5,260	5,352
	Puregold Price Club, Inc.	57,400	38,472
	Robinsons Land Corp.	34,200	9,544
	Security Bank Corp.	8,360	9,213
TOTAL PHILIPPINES			169,822
POLAND — (0.3%)
	AB SA	286	10,288
	Alior Bank SA	4,882	180,153
	Auto Partner SA	2,293	17,698
	Bank Handlowy w Warszawie SA	1,267	41,324
*	Bank Millennium SA	4,313	23,835
	BNPP Bank Polska SA	372	15,478
*	Cyfrowy Polsat SA	5,242	23,939
	Develia SA	11,623	32,866
	Inter Cars SA	218	54,552
	KGHM Polska Miedz SA	3,028	251,004
	KRUK SA	764	87,162
	Murapol SA	920	9,167
	Neuca SA	56	11,567
*	Polimex-Mostostal SA	10,788	18,662
TOTAL POLAND			777,695
		Shares	Value»
PORTUGAL — (0.5%)
	Banco Comercial Portugues SA, Class R	563,470	$694,254
	Corticeira Amorim SGPS SA	2,828	21,586
	EDP Renewables SA	18,250	283,184
	Ibersol SGPS SA	437	4,825
#	Navigator Co. SA	16,993	63,876
	NOS SGPS SA	11,419	63,556
	Sonae SGPS SA	70,571	165,769
TOTAL PORTUGAL			1,297,050
QATAR — (0.2%)
	Aamal Co.	106,743	20,582
	Barwa Real Estate Co.	148,396	95,004
	Commercial Bank PSQC	29,303	33,102
	Doha Bank QPSC	81,288	64,633
	Gulf International Services QSC	92,775	46,339
*	Mazaya Real Estate Development QPSC	104,519	15,821
	Qatar Navigation QSC	49,328	134,054
	Salam International Investment Ltd. QSC	48,755	9,865
TOTAL QATAR			419,400
SAUDI ARABIA — (0.7%)
	Ades Holding Co.	20,725	91,999
	Al Hammadi Holding	1,650	11,407
	Al Jouf Agricultural Development Co.	1,951	21,536
*	Al Khaleej Training & Education Co.	5,590	19,667
	Arab National Bank	35,562	205,785
*	Arabian Drilling Co.	2,204	47,373
	Bank AlBilad	26,397	173,108
	Bank Al-Jazira	36,267	117,562
	Banque Saudi Fransi	27,814	146,681
*	Dar Al Arkan Real Estate Development Co.	14,916	73,150
	Gulf Insurance Group	2,876	24,409
*	Jabal Omar Development Co.	34,097	145,514
*	Lumi Rental Co.	2,358	17,665
	Middle East Healthcare Co.	4,847	38,593
*	Mobile Telecommunications Co. Saudi Arabia	43,778	120,800

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Ceramic Co.	5,876	$37,641
	Saudi Chemical Co. Holding	12,814	27,654
	Saudi Ground Services Co.	2,357	16,995
	Saudi Investment Bank	23,768	88,028
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,043	50,469
*	Saudi Public Transport Co.	7,293	21,345
*	Saudi Reinsurance Co.	6,108	38,973
	Savola Group	14,047	97,546
*	Seera Group Holding	4,438	24,025
	Sumou Real Estate Co.	2,900	19,664
	Sustained Infrastructure Holding Co.	3,155	30,119
	Theeb Rent A Car Co.	4,651	27,446
*	United International Holding Co.	2,647	20,771
	United International Transportation Co.	3,505	25,917
TOTAL SAUDI ARABIA			1,781,842
SINGAPORE — (0.8%)
	AEM Holdings Ltd.	14,100	90,705
	Boustead Singapore Ltd.	22,600	34,894
	Bukit Sembawang Estates Ltd.	6,300	24,194
	China Aviation Oil Singapore Corp. Ltd.	13,800	18,709
	China Sunsine Chemical Holdings Ltd.	29,000	15,258
	City Developments Ltd.	30,700	187,759
	Delfi Ltd.	35,700	24,369
	Genting Singapore Ltd.	414,300	205,058
	Haw Par Corp. Ltd.	3,700	46,422
	Ho Bee Land Ltd.	6,900	11,017
	Hong Leong Finance Ltd.	4,900	9,546
	Hour Glass Ltd.	5,200	11,171
	Hutchison Port Holdings Trust	512,500	98,975
	ISDN Holdings Ltd.	25,000	12,581
	Netlink NBN Trust	143,900	113,231
		Shares	Value»
SINGAPORE — (Continued)
	Raffles Medical Group Ltd.	34,500	$23,682
	Seatrium Ltd.	194,600	326,012
	Singapore Land Group Ltd.	8,200	21,105
	Singapore Post Ltd.	71,600	18,980
	UOB-Kay Hian Holdings Ltd.	21,500	68,808
	UOL Group Ltd.	30,300	233,805
	Valuetronics Holdings Ltd.	29,900	24,953
	Venture Corp. Ltd.	19,900	247,950
	Wee Hur Holdings Ltd.	63,000	33,396
TOTAL SINGAPORE			1,902,580
SOUTH AFRICA — (0.7%)
	AECI Ltd.	6,151	46,500
	Altron Ltd., Class A	1,244	2,161
	Aspen Pharmacare Holdings Ltd.	8,429	76,104
	Bidvest Group Ltd.	11,423	171,393
	DataTec Ltd.	10,389	53,323
	Grindrod Ltd.	10,172	16,452
	Impala Platinum Holdings Ltd.	23,649	257,921
	Investec Ltd.	9,130	78,980
	Kumba Iron Ore Ltd.	2,535	40,237
	Life Healthcare Group Holdings Ltd.	51,103	35,010
	Momentum Group Ltd.	60,013	149,422
	Motus Holdings Ltd.	10,532	67,066
	Nedbank Group Ltd.	5,684	96,148
	Netcare Ltd.	41,458	47,491
	Northam Platinum Holdings Ltd.	3,672	52,579
	Oceana Group Ltd.	2,378	10,502
	Old Mutual Ltd. (OMU SJ)	205,200	165,988
	Omnia Holdings Ltd.	3,885	24,747
Ω	Pepkor Holdings Ltd.	141,439	182,046
*	Pick n Pay Stores Ltd.	34,082	39,266
	Raubex Group Ltd.	7,984	20,989
	Reunert Ltd.	2,673	9,470
	Santam Ltd.	780	19,079
*	Super Group Ltd.	19,859	22,845
	Telkom SA SOC Ltd.	19,517	64,455
	Truworths International Ltd.	15,415	49,646
	Tsogo Sun Ltd.	22,910	10,105
	Wilson Bayly Holmes-Ovcon Ltd.	849	8,115
TOTAL SOUTH AFRICA			1,818,040

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (4.8%)
	Amorepacific Corp.	966	$87,109
	Amorepacific Holdings Corp.	2,166	38,462
	BH Co. Ltd.	1,286	13,327
	Binggrae Co. Ltd.	367	17,347
	BNK Financial Group, Inc.	13,901	145,693
*	Cafe24 Corp.	1,655	19,478
	Cheil Worldwide, Inc.	5,329	70,388
	Chemtronics Co. Ltd.	1,101	14,636
	Chong Kun Dang Pharmaceutical Corp.	641	29,913
*	CJ CGV Co. Ltd.	4,824	18,160
	CJ Corp.	1,040	93,282
	CJ Logistics Corp.	927	47,876
	Coway Co. Ltd.	3,143	199,121
	CS Wind Corp.	833	21,684
	Daeduck Co. Ltd.	1,657	15,690
	Daeduck Electronics Co. Ltd.	1,748	114,495
	Daesang Corp.	2,840	35,064
*	Daewoo Engineering & Construction Co. Ltd.	10,795	92,627
	Daewoong Co. Ltd.	1,551	17,614
	Daewoong Pharmaceutical Co. Ltd.	104	8,254
	Daishin Securities Co. Ltd.	1,276	22,755
	Daou Data Corp.	1,795	23,231
	Daou Technology, Inc.	1,947	49,614
	DB HiTek Co. Ltd.	1,571	89,208
	DB Insurance Co. Ltd.	1,015	109,914
*	DK Tech Co. Ltd.	1,554	18,517
	DL E&C Co. Ltd.	1,788	71,509
*	DL Holdings Co. Ltd.	1,047	31,231
	DN Automotive Corp.	1,088	30,234
	Dong-A Socio Holdings Co. Ltd.	151	9,283
	Dongjin Semichem Co. Ltd.	1,537	41,007
	DongKook Pharmaceutical Co. Ltd.	1,295	15,797
	Dongsung Finetec Co. Ltd.	1,916	20,981
	Dongwon Industries Co. Ltd.	746	18,389
	Doosan Bobcat, Inc.	2,687	110,615
	DoubleUGames Co. Ltd.	657	27,503
*	Duk San Neolux Co. Ltd.	966	20,041
		Shares	Value»
SOUTH KOREA — (Continued)
	E-MART, Inc.	1,116	$61,426
	ENF Technology Co. Ltd.	1,301	37,053
*	Eubiologics Co. Ltd.	3,457	19,181
	Eugene Investment & Securities Co. Ltd.	7,129	20,413
	F&F Co. Ltd.	775	43,507
	GC Biopharma Corp.	307	24,777
	Global Standard Technology Co. Ltd.	1,079	30,934
	GnCenergy Co. Ltd.	1,435	36,050
	Grand Korea Leisure Co. Ltd.	3,937	25,722
	GS Engineering & Construction Corp.	3,594	57,130
	HAESUNG DS Co. Ltd.	565	18,453
	Hankook Tire & Technology Co. Ltd.	4,707	219,278
	Hanmi Science Co. Ltd.	1,182	29,337
*	Hanon Systems	17,451	39,529
	Hansol Chemical Co. Ltd.	459	65,265
*	Hanwha General Insurance Co. Ltd.	4,765	18,728
*	Hanwha Investment & Securities Co. Ltd.	11,069	31,435
*	Hanwha Life Insurance Co. Ltd.	16,733	50,601
*	Hanyang Eng Co. Ltd.	1,065	21,917
	HD Construction Equipment Co. Ltd.	1,641	139,995
	HD Hyundai Co. Ltd.	2,025	278,062
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,376	630,970
	HDC Holdings Co. Ltd.	1,721	23,813
	Hite Jinro Co. Ltd.	3,227	34,635
	HK inno N Corp.	1,601	40,153
	HL Mando Co. Ltd.	2,773	85,203
*	Hotel Shilla Co. Ltd.	1,614	48,745
	HS Hyosung Advanced Materials Corp.	293	32,717
	Hyosung Corp.	321	31,923
	Hyosung TNC Corp.	232	49,397
	Hyundai Department Store Co. Ltd.	728	59,468

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	2,099	$287,868
	Hyundai Green Food	1,907	24,057
*	Hyundai Marine & Fire Insurance Co. Ltd.	3,526	93,790
	Hyundai Wia Corp.	1,004	40,291
	iM Financial Group Co. Ltd.	8,020	94,036
	Incar Financial Service Co. Ltd.	1,821	12,600
	Industrial Bank of Korea	11,563	165,778
	Innocean Worldwide, Inc.	2,337	31,086
	IPARK Hyundai Development Co.	3,073	42,305
	IS Dongseo Co. Ltd.	747	9,354
*	Jahwa Electronics Co. Ltd.	1,223	18,556
	JB Financial Group Co. Ltd.	6,176	112,639
	JW Pharmaceutical Corp.	1,232	20,074
	Kakao Corp.	10,151	261,601
	KakaoBank Corp.	5,750	88,193
	Kangwon Land, Inc.	5,820	59,700
	KC Tech Co. Ltd.	526	24,809
	KCC Corp.	170	44,750
	KEPCO Plant Service & Engineering Co. Ltd.	1,818	56,716
	KIWOOM Securities Co. Ltd.	845	168,726
	Kolmar Korea Co. Ltd.	985	65,195
	Kolon Industries, Inc.	488	16,086
	Korea Electric Terminal Co. Ltd.	804	34,539
	Korea Investment Holdings Co. Ltd.	2,862	404,039
	Korea Petrochemical Ind Co. Ltd.	174	10,260
	Korea Zinc Co. Ltd.	35	23,865
	Korean Reinsurance Co.	8,933	85,828
	Krafton, Inc.	1,413	238,791
	Kumho Petrochemical Co. Ltd.	568	45,144
*	Kumho Tire Co., Inc.	11,988	59,860
	Kyung Dong Navien Co. Ltd.	883	39,032
	LF Corp.	740	11,519
	LG Chem Ltd.	2,162	382,929
	LG Corp.	2,628	182,204
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	12,033	$75,704
	LG Electronics, Inc.	1,339	148,417
	LG H&H Co. Ltd.	435	86,915
	LG Innotek Co. Ltd.	637	220,012
	LG Uplus Corp.	9,367	96,045
	Lotte Chilsung Beverage Co. Ltd.	521	36,647
	Lotte Corp.	2,027	31,726
	LOTTE Fine Chemical Co. Ltd.	1,281	39,578
	Lotte Rental Co. Ltd.	1,114	30,575
	Lotte Shopping Co. Ltd.	319	25,768
	Lotte Wellfood Co. Ltd.	309	22,232
*	LX Hausys Ltd.	671	14,437
	LX Semicon Co. Ltd.	988	23,469
	Mcnex Co. Ltd.	883	10,848
*	MegaStudyEdu Co. Ltd.	456	13,011
*	Meritz Financial Group, Inc.	3,732	320,252
*	Mirae Asset Life Insurance Co. Ltd.	4,242	46,395
	Misto Holdings Corp.	2,729	85,631
	Miwon Commercial Co. Ltd.	107	9,163
*	Neovue Co. Ltd.	333	3,436
	Nexen Tire Corp.	2,413	10,392
	NH Investment & Securities Co. Ltd., Class C	8,820	172,753
	NHN Corp.	686	17,620
	NHN KCP Corp.	2,111	17,840
	NICE Holdings Co. Ltd.	3,661	32,821
	NICE Information Service Co. Ltd.	1,142	11,222
	NongShim Co. Ltd.	242	64,687
	Orion Corp.	1,451	133,068
	Orion Holdings Corp.	1,280	22,697
	Otoki Corp.	132	29,931
	Pan Ocean Co. Ltd.	15,426	58,448
	Partron Co. Ltd.	5,024	18,861
	People & Technology, Inc.	1,151	22,658
	PI Advanced Materials Co. Ltd.	1,503	18,544
	PSK, Inc.	894	78,732
	S-1 Corp.	1,330	65,868
	Samji Electronics Co. Ltd.	820	18,129
	Samsung Card Co. Ltd. (029780 KS)	1,999	65,478
	Samsung Engineering Co. Ltd.	7,913	234,239

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Episholdings Co. Ltd.	248	$64,394
	Samsung Fire & Marine Insurance Co. Ltd.	258	111,663
	Samsung SDS Co. Ltd.	557	78,519
	Samsung Securities Co. Ltd.	3,487	236,351
	SeAH Besteel Holdings Corp.	756	17,408
	Sebang Global Battery Co. Ltd.	230	8,209
	Seegene, Inc.	2,223	41,593
	SFA Engineering Corp.	1,323	18,264
*	SHIFT UP Corp.	961	21,321
	Shinsegae, Inc.	321	92,879
	Shinyoung Securities Co. Ltd.	199	19,315
	SK Discovery Co. Ltd.	469	16,779
	SK Gas Ltd.	275	43,328
	SK Networks Co. Ltd.	5,141	25,938
*	SK oceanplant Co. Ltd.	1,345	11,631
	SL Corp.	831	30,227
	SM Entertainment Co. Ltd.	646	30,857
	SNT Dynamics Co. Ltd.	859	18,587
	SNT Holdings Co. Ltd.	412	14,337
	S-Oil Corp.	2,185	195,680
	Solid, Inc.	2,795	16,278
	SOLUM Co. Ltd.	3,241	30,532
	Soop Co. Ltd.	1,143	38,115
	Soulbrain Co. Ltd.	174	30,132
*	Studio Dragon Corp.	734	11,048
	Sungwoo Hitech Co. Ltd.	3,692	14,324
	T&L Co. Ltd.	271	10,469
	TKG Huchems Co. Ltd.	931	9,652
*	Tongyang Life Insurance Co. Ltd.	2,165	12,618
	Tovis Co. Ltd.	609	4,453
*	VT Co. Ltd.	1,443	11,747
	Woori Financial Group, Inc. (316140 KS)	31,045	718,671
	Worldex Industry & Trading Co. Ltd., Class C	1,029	20,628
	Y G-1 Co. Ltd.	2,323	26,876
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Corp.	1,543	$95,853
	Youngone Holdings Co. Ltd.	305	40,627
	Yuanta Securities Korea Co. Ltd.	6,475	19,585
TOTAL SOUTH KOREA			12,015,223
SPAIN — (1.6%)
	Acciona SA	492	135,322
	Almirall SA	4,323	55,488
	Banco de Sabadell SA	89,754	344,585
	Bankinter SA	44,007	809,505
Ω	Cellnex Telecom SA	28,877	897,037
	CIE Automotive SA	4,038	123,317
	Construcciones y Auxiliar de Ferrocarriles SA	1,126	89,046
	Corp. ACCIONA Energias Renovables SA	3,379	84,594
	Ebro Foods SA	2,858	60,356
	Enagas SA	12,446	242,605
	Faes Farma SA	5,957	31,282
	Fluidra SA	3,110	69,155
Ω	Gestamp Automocion SA	20,132	67,954
Ω	Global Dominion Access SA	13,131	42,870
	Grifols SA	8,832	101,504
	Mapfre SA	55,274	282,639
	Melia Hotels International SA	6,952	82,942
	Prosegur Cia de Seguridad SA	7,160	24,935
	Telefonica SA (TEF SM)	43,459	179,429
Ω	Unicaja Banco SA	70,482	271,021
	Viscofan SA	1,635	108,335
TOTAL SPAIN			4,103,921
SWEDEN — (1.8%)
	AAK AB	5,030	108,539
Ω	AcadeMedia AB	7,462	78,312
	Addnode Group AB	8,347	33,627
	AFRY AB	4,410	47,671
Ω	Alimak Group AB	5,146	69,102
	Alleima AB	8,885	105,595
	Alligo AB, Class B	1,487	21,605
Ω	Ambea AB	5,239	79,412
	Arjo AB, Class B	23,876	67,914
*	Asmodee Group AB, Class B	10,854	169,384
Ω	Attendo AB	4,412	50,746
	Beijer Alma AB	1,957	61,257
	Bilia AB, Class A	6,834	110,711
* Ω	Boozt AB	2,332	40,936

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Bravida Holding AB	15,614	$215,142
	BTS Group AB, Class B	1,318	26,072
	Byggmax Group AB	4,742	25,736
	Cloetta AB, Class B	13,790	82,808
* Ω	Dometic Group AB	736	1,839
	Duni AB	2,108	17,477
*	Electrolux AB, Class B	36,204	105,999
	Electrolux Professional AB, Class B	11,502	57,341
	Elekta AB, Class B	23,187	117,961
# *	Embracer Group AB	3,688	26,149
	Getinge AB, Class B	9,895	246,636
	Granges AB	8,817	166,051
*	Hexatronic Group AB	7,743	30,844
	Hexpol AB	14,106	131,298
Ω	Hoist Finance AB	4,634	105,087
	Humana AB	6,329	41,950
	Husqvarna AB (HUSQB SS), Class B	39,536	161,615
	Instalco AB	6,195	24,353
	Inwido AB	4,299	77,530
*	Karnov Group AB	2,821	20,795
	Lindab International AB	3,719	48,470
	Loomis AB	3,392	187,186
	MEKO AB	3,090	24,946
*	Modern Times Group MTG AB, Class B	7,174	98,555
	NCC AB, Class B	4,599	82,094
	Nederman Holding AB	2,187	29,502
	New Wave Group AB, Class B	6,099	60,511
	Nolato AB, Class B	16,065	82,302
*	Norion Bank AB	5,580	34,300
*	Note AB	1,311	19,820
*	Ovzon AB	5,343	21,107
	Pandox AB	4,852	90,226
	Peab AB, Class B	16,969	168,086
	Proact IT Group AB	1,400	18,134
	Ratos AB, Class B	14,482	54,743
*	Sdiptech AB, Class B	2,557	65,000
* Ω	Sinch AB	31,022	131,200
	SkiStar AB	2,777	48,657
	Storskogen Group AB, Class B	110,765	124,182
	Systemair AB	2,409	21,149
Ω	Thule Group AB	3,059	70,419
	Troax Group AB	3,149	46,479
	VBG Group AB, Class B	1,025	35,142
*	Vestum AB	14,597	24,575
# *	Vimian Group AB	3,268	11,649
		Shares	Value»
SWEDEN — (Continued)
#	Vitec Software Group AB, Class B	1,726	$41,762
# *	Volvo Car AB, Class B	41,092	87,151
TOTAL SWEDEN			4,454,841
SWITZERLAND — (5.4%)
	Adecco Group AG	19,821	554,021
	Allreal Holding AG	1,120	292,980
	ALSO Holding AG	208	49,765
*	ams-OSRAM AG	14,223	282,575
*	Aryzta AG	1,617	106,232
	Ascom Holding AG	2,583	16,325
	Autoneum Holding AG	237	38,350
	Banque Cantonale de Geneve	865	34,763
#	Banque Cantonale Vaudoise	1,632	256,015
#	Barry Callebaut AG	208	289,790
	Berner Kantonalbank AG	194	92,315
	Bossard Holding AG, Class A	347	97,221
	Bucher Industries AG	673	264,416
	Cembra Money Bank AG	2,116	235,255
# *	Cicor Technologies Ltd.	196	28,518
	Cie Financiere Tradition SA, Class BR	82	30,028
	Clariant AG	28,582	324,788
#	Coltene Holding AG	166	10,070
	DKSH Holding AG	3,207	266,231
	EFG International AG	8,941	177,891
	Emmi AG	119	127,825
	Flughafen Zurich AG	1,859	546,457
#	Forbo Holding AG	96	108,792
Ω	Galenica AG	4,371	464,338
	Helvetia Baloise Holding AG	3,726	999,199
	Implenia AG	2,173	172,416
	Interroll Holding AG	17	28,506
	Investis Holding SA	162	30,494
	Julius Baer Group Ltd.	16,208	1,425,017
	Jungfraubahn Holding AG	271	87,511
#	Landis & Gyr Group AG	2,379	134,766
	Liechtensteinische Landesbank AG	288	40,211
	Logitech International SA (LOGN SW)	1,069	109,177

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Luzerner Kantonalbank AG	1,302	$179,580
Ω	Medmix AG	1,686	18,478
* Ω	Montana Aerospace AG	3,197	95,896
	Sandoz Group AG (SDZ SW)	10,201	831,563
	Schweiter Technologies AG	72	31,092
* Ω	Sensirion Holding AG	30	2,724
	SFS Group AG	1,163	190,394
	Siegfried Holding AG	2,947	276,509
*	SIG Group AG	20,493	372,389
	Sika AG	2,259	508,254
#	Softwareone Holding AG SWON SW	13,254	144,301
	Sonova Holding AG	982	267,550
	St. Galler Kantonalbank AG	198	159,302
#	Stadler Rail AG	6,802	206,551
	Sulzer AG	1,665	302,383
	Sunrise Communications AG, Class A	6,639	350,644
	Swatch Group AG (UHR SW), Class BR	1,660	371,137
	Swatch Group AG (UHRN SW)	2,758	123,582
	Swiss Life Holding AG	103	121,540
	Swiss Prime Site AG	838	136,678
	Swissquote Group Holding SA	7,321	381,420
	Tecan Group AG	985	227,632
	Valiant Holding AG	918	179,449
	Vaudoise Assurances Holding SA	33	32,796
	Vontobel Holding AG	1,969	210,707
	Walliser Kantonalbank	115	23,076
	Zehnder Group AG	651	54,631
	Zug Estates Holding AG, Class B	13	35,673
	Zuger Kantonalbank, Class BR	5	64,650
TOTAL SWITZERLAND			13,622,839
TAIWAN — (9.4%)
	Ability Enterprise Co. Ltd.	11,000	21,556
	AcBel Polytech, Inc.	27,000	34,865
	Acer, Inc.	109,000	96,586
	ACES Electronic Co. Ltd.	6,302	15,229
		Shares	Value»
TAIWAN — (Continued)
	Actron Technology Corp.	4,000	$16,375
	ADATA Technology Co. Ltd.	7,000	83,839
	Advanced International Multitech Co. Ltd.	8,000	13,349
	Advanced Power Electronics Corp.	7,000	34,270
	Advanced Wireless Semiconductor Co.	12,000	39,942
	Advancetek Enterprise Co. Ltd.	8,000	7,056
	Alexander Marine Co. Ltd.	5,000	23,313
	Allied Supreme Corp.	4,000	26,308
	Alltek Technology Corp.	15,000	25,544
	AmTRAN Technology Co. Ltd.	21,000	16,878
	Arcadyan Technology Corp.	12,000	63,528
	Argosy Research, Inc.	7,000	30,399
	Asia Optical Co., Inc.	5,000	19,556
	ASMedia Technology, Inc.	1,000	40,167
	ASROCK, Inc.	4,000	24,037
	Asustek Computer, Inc.	15,000	372,188
	Aten International Co. Ltd.	9,000	22,154
	AUO Corp. (2409 TT)	275,000	201,365
	Axiomtek Co. Ltd.	6,000	21,708
	Azurewave Technologies, Inc.	12,000	19,453
	Bafang Yunji International Co. Ltd., Class C	4,000	22,391
	Bank of Kaohsiung Co. Ltd.	13,523	5,056
*	BES Engineering Corp.	60,660	22,101
	Bora Pharmaceuticals Co. Ltd.	3,000	35,513
	Brighton-Best International Taiwan, Inc.	18,000	20,546
	Capital Futures Corp.	12,804	22,984
	Capital Securities Corp.	72,000	75,356

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	38,000	$25,782
	Central Reinsurance Co. Ltd.	34,000	36,090
	Century Iron & Steel Industrial Co. Ltd.	15,000	48,160
	Chailease Holding Co. Ltd.	94,962	325,999
	Chang Hwa Commercial Bank Ltd.	308,150	239,567
	Chang Wah Electromaterials, Inc.	14,000	19,456
	Channel Well Technology Co. Ltd.	12,000	19,484
	Chen Full International Co. Ltd.	12,000	25,014
	Cheng Shin Rubber Industry Co. Ltd.	83,000	78,160
	Chenming Electronic Technology Corp.	5,000	11,820
	Chicony Electronics Co. Ltd.	26,000	84,679
	Chicony Power Technology Co. Ltd.	12,000	28,200
	China Airlines Ltd.	93,000	64,472
	China Bills Finance Corp.	43,000	22,271
	China Steel Chemical Corp.	6,000	14,952
	Chin-Poon Industrial Co. Ltd.	18,000	20,162
	Chipbond Technology Corp.	26,000	101,235
	ChipMOS Technologies, Inc. (8150 TT)	39,000	85,150
	Chong Hong Development Co. Ltd.	15,516	37,187
*	Chun Yuan Steel Industry Co. Ltd.	42,000	27,320
	Cleanaway Co. Ltd. (8422 TT)	33,000	25,197
	Compal Electronics, Inc.	216,000	237,542
	Compeq Manufacturing Co. Ltd.	44,212	226,201
	Concord International Securities Co. Ltd.	10,000	9,265
		Shares	Value»
TAIWAN — (Continued)
	Concord Securities Co. Ltd.	25,875	$16,246
	Coremax Corp.	6,000	13,882
	Coretronic Corp.	6,000	13,517
	CTCI Corp.	54,404	58,871
	CviLux Corp.	7,000	15,657
	CyberPower Systems, Inc.	2,000	13,305
	DA CIN Construction Co. Ltd.	16,000	43,468
	Da-Li Development Co. Ltd.	18,000	26,243
	Delpha Construction Co. Ltd.	32,000	19,637
	Depo Auto Parts Ind Co. Ltd.	11,000	45,414
	Dimerco Express Corp.	9,000	21,737
	E Ink Holdings, Inc.	40,000	231,452
	E.Sun Financial Holding Co. Ltd.	569,000	678,653
	Eclat Textile Co. Ltd.	5,000	53,481
*	Edom Technology Co. Ltd.	13,000	18,236
	E-Lead Electronic Co. Ltd.	11,000	15,422
	Ennoconn Corp.	5,000	62,218
	Ennostar, Inc.	21,000	30,943
	Eson Precision Ind Co. Ltd.	8,000	18,846
	Eternal Materials Co. Ltd.	33,253	60,905
	Eurocharm Holdings Co. Ltd.	5,000	27,999
	Evergreen Marine Corp. Taiwan Ltd.	33,000	207,393
	EVERGREEN Steel Corp.	18,000	48,276
	Everlight Electronics Co. Ltd.	29,000	55,827
	Far Eastern Department Stores Ltd.	66,000	45,266
	Far Eastern International Bank	159,345	66,341
	Far Eastern New Century Corp.	158,000	132,399
	Far EasTone Telecommunications Co. Ltd.	11,000	35,709
	Farglory F T Z Investment Holding Co. Ltd.	8,000	11,810
	Farglory Land Development Co. Ltd.	18,000	36,025

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Feng Hsin Steel Co. Ltd.	25,000	$50,244
	Feng TAY Enterprise Co. Ltd.	16,000	33,743
	First Financial Holding Co. Ltd.	250,000	284,015
*	First Steamship Co. Ltd.	57,000	10,862
	Fitipower Integrated Technology, Inc.	9,000	41,293
	Flytech Technology Co. Ltd.	10,000	38,262
	Forcecon Tech Co. Ltd.	8,000	18,225
	Formosa Advanced Technologies Co. Ltd.	10,000	17,032
	Formosa Chemicals & Fibre Corp.	22,000	38,309
	Formosa Laboratories, Inc.	12,000	18,721
	Formosa Taffeta Co. Ltd.	15,000	7,940
	Foxsemicon Integrated Technology, Inc.	8,000	72,314
	Fulgent Sun International Holding Co. Ltd.	13,000	29,226
	Fusheng Precision Co. Ltd.	7,000	54,792
	G Shank Enterprise Co. Ltd.	14,000	48,295
	GEM Services, Inc.	6,000	22,483
	Genius Electronic Optical Co. Ltd.	6,000	88,079
	Getac Holdings Corp.	29,000	101,017
	Gigabyte Technology Co. Ltd.	27,000	278,653
	Global Brands Manufacture Ltd.	22,507	56,290
	Global Mixed Mode Technology, Inc.	5,000	37,702
	Global PMX Co. Ltd.	5,000	24,639
	Globalwafers Co. Ltd.	11,000	277,840
	Goldsun Building Materials Co. Ltd., Class C	39,000	37,533
*	Gourmet Master Co. Ltd.	6,000	11,687
	Grape King Bio Ltd.	6,000	16,500
	Great Tree Pharmacy Co. Ltd.	6,000	14,504
	Greatek Electronics, Inc.	20,000	61,027
		Shares	Value»
TAIWAN — (Continued)
	Hannstar Board Corp.	21,000	$42,827
*	HannStar Display Corp.	40,000	15,046
	Highwealth Construction Corp.	75,000	101,727
	Hiwin Technologies Corp.	13,000	120,985
	Holy Stone Enterprise Co. Ltd.	7,000	95,070
	Hong TAI Electric Industrial	18,000	16,851
	Hotai Finance Co. Ltd.	14,420	27,266
	Hotai Motor Co. Ltd.	8,000	137,296
	Hu Lane Associate, Inc.	10,000	35,697
	HUA ENG Wire & Cable Co. Ltd.	21,000	19,017
	Hua Nan Financial Holdings Co. Ltd., Class C	261,000	350,577
	Hua Yu Lien Development Co. Ltd.	13,000	14,561
	Huaku Development Co. Ltd.	22,627	68,044
	IBF Financial Holdings Co. Ltd.	102,869	49,632
	Ichia Technologies, Inc.	24,000	38,130
	Innolux Corp.	228,000	312,897
	Inpaq Technology Co. Ltd.	7,000	15,253
	Integrated Service Technology, Inc.	6,000	25,692
	Inventec Corp.	119,000	223,436
	ITE Technology, Inc.	3,000	11,461
	ITEQ Corp.	9,000	71,812
	Jih Lin Technology Co. Ltd.	8,000	17,272
	Johnson Health Tech Co. Ltd.	3,000	11,357
	Kenda Rubber Industrial Co. Ltd.	19,000	10,612
	KGI Financial Holding Co. Ltd.	665,420	628,676
	Kindom Development Co. Ltd.	27,000	28,851
	Kinpo Electronics	45,000	41,038
	Kinsus Interconnect Technology Corp.	14,493	274,803
	Kuo Toong International Co. Ltd.	25,000	39,809
	Lanner Electronics, Inc.	8,000	18,611

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Largan Precision Co. Ltd. (3008 TT)	1,000	$123,968
	Lelon Electronics Corp.	7,000	46,606
	Lian HWA Food Corp.	4,400	11,046
	Lion Travel Service Co. Ltd.	8,000	36,268
	Long Da Construction & Development Corp.	12,600	11,003
	Lumax International Corp. Ltd.	8,000	27,560
	Lungteh Shipbuilding Co. Ltd.	4,000	16,112
*	Macronix International Co. Ltd.	34,000	102,124
	Materials Analysis Technology, Inc.	4,089	26,379
	Mega Financial Holding Co. Ltd.	285,000	467,164
*	Mercuries Life Insurance Co. Ltd.	84,301	25,711
	Merida Industry Co. Ltd.	11,000	26,158
	Merry Electronics Co. Ltd.	15,000	37,139
	Micro-Star International Co. Ltd.	41,000	177,643
	Mildef Crete, Inc.	5,000	18,917
	Mitac Holdings Corp.	47,600	127,182
	Nan Kang Rubber Tire Co. Ltd.	26,000	26,568
	Nan Pao Resins Chemical Co. Ltd.	4,000	37,955
	Nan Ya Plastics Corp.	12,000	57,016
	Nan Ya Printed Circuit Board Corp.	7,000	192,731
*	Nanya Technology Corp.	52,000	555,944
	Netronix, Inc.	8,000	21,487
	Nien Made Enterprise Co. Ltd.	7,000	82,532
	O-Bank Co. Ltd.	99,000	31,332
	Orient Semiconductor Electronics Ltd.	16,000	19,710
	Pan German Universal Motors Ltd.	2,000	14,185
	Pan Jit International, Inc.	4,000	14,108
	Pan-International Industrial Corp.	30,000	37,701
		Shares	Value»
TAIWAN — (Continued)
	Parade Technologies Ltd.	5,000	$85,683
	P-Duke Technology Co. Ltd.	3,000	10,924
	Pegatron Corp.	65,000	168,193
	Pegavision Corp.	6,000	59,696
	Pixart Imaging, Inc.	10,000	58,869
	Posiflex Technology, Inc.	6,000	35,894
	Pou Chen Corp.	121,000	89,521
*	Powerchip Semiconductor Manufacturing Corp.	28,000	45,794
	Powertech Technology, Inc.	21,000	150,142
	President Securities Corp.	22,000	29,223
	Primax Electronics Ltd.	37,000	74,425
	Promate Electronic Co. Ltd.	21,000	30,606
	Qisda Corp.	71,320	59,809
	Quanta Storage, Inc.	13,000	26,525
	Radiant Opto-Electronics Corp.	35,000	88,589
	Raydium Semiconductor Corp.	5,000	34,784
	Rechi Precision Co. Ltd.	27,000	19,621
	Ruentex Development Co. Ltd.	26,000	21,638
	Run Long Construction Co. Ltd.	11,000	11,201
	Sakura Development Co. Ltd.	26,000	34,108
	San Fang Chemical Industry Co. Ltd.	20,000	19,556
	San Fu Chemical Co. Ltd.	5,000	16,519
	Sanyang Motor Co. Ltd.	29,000	57,961
	SDI Corp.	9,000	39,728
	Sercomm Corp.	21,000	53,140
	Sesoda Corp.	16,000	23,676
	Shanghai Commercial & Savings Bank Ltd.	137,360	192,630
	Shih Her Technologies, Inc.	4,000	20,769
	Shihlin Electric & Engineering Corp.	11,000	65,883

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Ruenn Development Co. Ltd.	4,000	$5,131
	Shinkong Insurance Co. Ltd.	8,000	39,750
	Shinkong Synthetic Fibers Corp.	20,000	12,712
	Sigurd Microelectronics Corp.	19,000	107,956
	Silergy Corp.	8,000	99,644
	Simplo Technology Co. Ltd.	11,000	118,885
	Sino-American Silicon Products, Inc.	32,000	151,475
	Sinon Corp.	17,000	20,455
	SinoPac Financial Holdings Co. Ltd.	382,500	477,031
	Sitronix Technology Corp.	3,000	24,377
	Siward Crystal Technology Co. Ltd.	11,000	20,627
	Solar Applied Materials Technology Corp.	13,000	39,753
	Speed Tech Corp.	13,000	10,958
	Sporton International, Inc.	2,000	11,831
	Sports Gear Co. Ltd.	3,000	6,372
	Standard Chemical & Pharmaceutical Co. Ltd.	6,600	11,547
	Standard Foods Corp.	36,000	32,488
*	Starlux Airlines Co. Ltd.	74,000	49,466
	Sunonwealth Electric Machine Industry Co. Ltd.	9,000	36,033
	Sunrex Technology Corp.	16,000	18,609
	Superalloy Industrial Co. Ltd.	8,000	13,314
	Supreme Electronics Co. Ltd.	11,637	28,472
	Syncmold Enterprise Corp.	2,000	4,035
	Synmosa Biopharma Corp.	35,634	31,884
	Synnex Technology International Corp.	51,000	146,270
	Systex Corp.	5,000	23,668
	T3EX Global Holdings Corp.	5,000	10,228
	Shares	Value»
TAIWAN — (Continued)
TA Chen Stainless Pipe	147,000	$195,991
Ta Ya Electric Wire & Cable	23,345	24,201
Taichung Commercial Bank Co. Ltd.	212,000	134,107
TaiDoc Technology Corp.	4,000	15,861
Taiflex Scientific Co. Ltd.	10,000	51,932
TAI-TECH Advanced Electronics Co. Ltd.	5,000	29,178
Taiwan Acceptance Corp.	21,500	54,371
Taiwan Business Bank	357,900	200,852
Taiwan Cooperative Financial Holding Co. Ltd.	169,000	144,007
Taiwan Hon Chuan Enterprise Co. Ltd.	22,000	86,981
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	16,000	21,056
Taiwan Paiho Ltd.	24,000	33,745
Taiwan Sakura Corp.	10,000	25,284
Taiwan Semiconductor Co. Ltd.	18,000	39,389
Taiwan Surface Mounting Technology Corp.	18,000	77,030
TCI Co. Ltd.	10,000	34,809
Teco Electric & Machinery Co. Ltd.	13,000	25,672
Thinking Electronic Industrial Co. Ltd.	6,000	39,906
Tigerair Taiwan Co. Ltd.	14,000	24,779
Ton Yi Industrial Corp.	40,000	18,484
Tong Hsing Electronic Industries Ltd.	6,000	29,115
Tong Yang Industry Co. Ltd.	22,000	48,236
Topkey Corp.	10,000	50,919
Tripod Technology Corp.	3,000	33,684
TS Financial Holding Co. Ltd (2887 TT)	930,210	1,024,258
TSRC Corp.	26,000	16,908
TTY Biopharm Co. Ltd.	15,000	34,436

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tung Ho Steel Enterprise Corp.	38,000	$87,385
	TXC Corp.	4,000	18,266
	TYC Brother Industrial Co. Ltd.	14,000	12,079
	UDE Corp.	11,000	35,211
	U-Ming Marine Transport Corp.	18,000	34,705
	Unimicron Technology Corp.	50,308	1,180,375
	Union Bank of Taiwan	52,141	33,306
	Uni-President Enterprises Corp.	165,000	375,204
	Unitech Printed Circuit Board Corp.	12,000	13,285
	United Orthopedic Corp.	7,000	18,031
	Universal Vision Biotechnology Co. Ltd.	3,000	12,201
	UPI Semiconductor Corp.	2,000	12,125
	Vanguard International Semiconductor Corp.	6,000	27,506
	Visco Vision, Inc.	3,000	16,989
	Vizionfocus, Inc.	2,000	11,190
*	Wafer Works Corp.	8,585	22,858
	Waffer Technology Corp.	20,000	22,399
	Wah Lee Industrial Corp.	3,000	10,336
	Walsin Technology Corp.	10,000	65,372
	Wan Hai Lines Ltd.	19,000	49,560
	Weikeng Industrial Co. Ltd.	24,000	32,649
	Weltrend Semiconductor	11,000	18,362
	Win Semiconductors Corp.	15,000	132,340
	Winbond Electronics Corp.	133,000	512,966
	Winstek Semiconductor Co. Ltd.	3,000	13,124
	Wisdom Marine Lines Co. Ltd.	26,000	62,844
	Wistron Corp.	162,000	868,805
	WITS Corp.	5,000	18,472
	WNC Corp.	15,000	100,532
	WPG Holdings Ltd.	72,000	246,851
	WT Microelectronics Co. Ltd.	41,000	247,454
		Shares	Value»
TAIWAN — (Continued)
	Yageo Corp.	20,000	$301,026
	Yang Ming Marine Transport Corp.	76,000	118,897
	Youngtek Electronics Corp.	8,000	17,990
	Yuanta Financial Holding Co. Ltd.	74,000	154,378
	Yuanta Futures Co. Ltd.	7,300	19,760
	Yulon Motor Co. Ltd.	37,000	31,899
	YungShin Global Holding Corp.	9,000	14,889
	Zenitron Corp.	11,000	20,555
	Zero One Technology Co. Ltd.	15,000	50,551
	Zhen Ding Technology Holding Ltd.	28,000	351,315
	ZillTek Technology Corp.	3,000	18,781
	Zippy Technology Corp.	11,000	18,267
	Zyxel Group Corp.	22,000	27,688
TOTAL TAIWAN			23,591,984
THAILAND — (0.4%)
	AEON Thana Sinsap Thailand PCL	3,400	10,678
	Amata Corp. PCL	40,100	34,599
	AP Thailand PCL	152,300	37,843
	Asset World Corp. PCL	349,600	30,854
	Bangchak Corp. PCL	49,300	66,056
	Bangkok Commercial Asset Management PCL	140,700	28,998
	Bangkok Life Assurance PCL, NVDR	45,600	35,506
	Berli Jucker PCL	64,400	31,182
	CH Karnchang PCL	64,800	35,300
	Indorama Ventures PCL	47,900	31,549
	IRPC PCL	916,000	60,372
	KGI Securities Thailand PCL	60,700	9,345
	Kiatnakin Phatra Bank PCL	8,200	27,159
#	Land & Houses PCL (LHF TB)	181,400	20,693
	MK Restaurants Group PCL	16,300	10,400
	Ngern Tid Lor PCL	15,222	8,661
	Northeast Rubber PCL	78,300	10,523
	Precious Shipping PCL	49,800	11,988

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTG Energy PCL	47,500	$10,728
	PTT Oil & Retail Business PCL	44,800	17,133
	Regional Container Lines PCL	22,700	23,794
#	Sansiri PCL	937,300	42,241
	Sri Trang Agro-Industry PCL	42,100	23,390
#	Sri Trang Gloves Thailand PCL	23,000	7,086
	Srisawad Corp. PCL	71,100	52,329
	Star Petroleum Refining PCL	69,000	22,953
	Supalai PCL	68,900	32,701
	Thai Life Insurance PCL	30,600	10,648
	Thai Oil PCL	68,400	133,844
	Thai Union Group PCL	151,600	55,253
	Thoresen Thai Agencies PCL	70,100	10,602
	Tipco Asphalt PCL (TASCO/F TB)	25,000	10,458
TOTAL THAILAND			954,866
TURKEY — (0.1%)
	Albaraka Turk Katilim Bankasi AS	124,478	20,728
	Anadolu Anonim Turk Sigorta Sirketi	40,000	22,922
	Anadolu Efes Biracilik Ve Malt Sanayii AS	73,240	33,682
*	Arcelik AS	5,146	10,536
	Aygaz AS	7,000	38,985
	Borusan Yatirim ve Pazarlama AS	310	11,143
	Dogus Otomotiv Servis ve Ticaret AS	4,620	18,511
	Enerya Enerji AS	108,379	21,034
	Global Yatirim Holding AS	84,971	29,069
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	364,923	16,973
	Lila Kagit Sanayi ve Ticaret AS	13,939	8,375
	Sekerbank Turk AS	49,467	7,293
*	Sok Marketler Ticaret AS	13,080	14,034
*	TAV Havalimanlari Holding AS	11,086	63,248
	Turkiye Sinai Kalkinma Bankasi AS	93,624	21,544
		Shares	Value»
TURKEY — (Continued)
	Ulker Biskuvi Sanayi AS	3,969	$7,198
TOTAL TURKEY			345,275
UNITED ARAB EMIRATES — (0.5%)
*	Abu Dhabi Ports Co. PJSC	44,362	59,119
	Agility Global PLC	33,428	15,401
	Agthia Group PJSC	11,084	9,660
	Ajman Bank PJSC	49,882	18,439
	Aldar Properties PJSC	132,576	267,470
	Amanat Holdings PJSC	63,131	23,855
	Bank of Sharjah	63,130	21,277
	Dubai Investments PJSC	126,791	124,239
	Dubai Islamic Bank PJSC	148,571	294,442
	Emaar Development PJSC	17,855	62,835
*	Modon Holding PSC	107,748	83,546
	National Bank of Ras Al-Khaimah PSC	6,228	15,480
	National Central Cooling Co. PJSC	16,852	11,411
	NMDC Group PJSC	11,002	68,238
	Pure Health Holding PJSC	107,875	66,127
	Sharjah Islamic Bank	61,273	48,287
TOTAL UNITED ARAB EMIRATES			1,189,826
UNITED KINGDOM — (8.1%)
	Aberdeen Group PLC	72,452	235,836
	Advanced Medical Solutions Group PLC	11,571	43,938
	AG Barr PLC	6,012	52,850
	Ashtead Technology Holdings PLC	3,818	21,093
	Associated British Foods PLC	6,141	172,528
	Atalaya Mining Copper SA	11,396	137,444
*	Auction Technology Group PLC	4,197	25,615
	B&M European Value Retail PLC	46,995	141,269
*	Berkeley Group Holdings PLC	8,117	383,388
	Bloomsbury Publishing PLC	4,513	36,970
	Bodycote PLC	15,844	154,649
	BRCK Group PLC	17,222	11,903

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	BTG Consulting PLC	4,754	$6,797
	Bunzl PLC	8,854	334,124
	C&C Group PLC	24,767	33,934
*	Canal & SA	37,988	135,137
*	Capricorn Energy PLC	8,221	40,583
	Card Factory PLC	47,980	48,739
	Central Asia Metals PLC	2,752	5,462
Ω	CMC Markets PLC	2,380	21,494
	Coats Group PLC	112,077	121,457
	Conduit Holdings Ltd.	7,888	46,179
	Costain Group PLC	20,636	58,855
	Croda International PLC	10,119	438,077
	Currys PLC	77,399	175,229
	CVS Group PLC	2,940	49,680
	DCC Energy PLC	8,332	712,434
	DFS Furniture PLC	22,995	43,624
	DiscoverIE Group PLC	9,756	103,185
	dotdigital group PLC	16,454	11,458
	Dr. Martens PLC	40,458	42,311
	Drax Group PLC	29,910	297,658
	Elementis PLC	26,731	64,436
	Endeavour Mining PLC EDV CN	8,138	385,116
	Essentra PLC	9,420	13,242
	Everplay Group PLC	3,418	10,821
	FDM Group Holdings PLC	7,715	12,878
	Firstgroup PLC	58,124	145,298
	Foxtons Group PLC	15,921	8,408
*	Frasers Group PLC	8,768	95,706
	Fuller Smith & Turner PLC, Class A	1,464	14,058
* Ω	Funding Circle Holdings PLC	18,247	54,289
	Gamma Communications PLC	7,770	98,047
	GB Group PLC	4,026	11,986
	Genuit Group PLC	17,915	65,890
*	Georgia Capital PLC	2,932	156,773
	Grafton Group PLC, CDI	10,745	140,597
	Greggs PLC	7,899	199,935
* Ω	Gym Group PLC	13,309	36,474
	Halfords Group PLC	13,503	44,467
	Hikma Pharmaceuticals PLC	16,691	356,317
	Hilton Food Group PLC	7,560	60,827
	Hiscox Ltd.	22,860	558,102
	Hollywood Bowl Group PLC	9,589	36,991
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hunting PLC	9,856	$58,842
Ω	Ibstock PLC	13,739	17,268
	ICG PLC	10,079	257,336
	IG Group Holdings PLC	19,202	378,388
	Inchcape PLC	31,190	352,996
	Investec PLC	37,348	326,877
	ITV PLC	261,022	261,692
	J D Wetherspoon PLC	6,571	69,205
	J Sainsbury PLC	175,742	847,482
*	James Fisher & Sons PLC	1,519	9,104
	JD Sports Fashion PLC	150,796	182,825
	Johnson Matthey PLC	14,659	396,006
	Johnson Service Group PLC	20,599	41,959
	Jupiter Fund Management PLC	29,717	63,087
	Keller Group PLC	4,934	201,662
	Kier Group PLC	39,404	128,336
	Kingfisher PLC	144,812	604,147
	Lancashire Holdings Ltd.	14,073	114,310
	Lion Finance Group PLC	3,357	527,321
	Liontrust Asset Management PLC	7,803	29,788
	LSL Property Services PLC	3,707	12,228
	M&G PLC	163,157	788,163
	Man Group PLC	88,490	362,327
	Marks & Spencer Group PLC	126,182	689,757
*	Marston's PLC	32,159	22,118
	McBride PLC	5,501	12,017
	Me Group International PLC	21,251	31,868
	Mears Group PLC	8,213	47,682
	Melrose Industries PLC	102,190	628,599
*	Metro Bank Holdings PLC	18,672	44,596
*	Mitchells & Butlers PLC	17,056	63,143
	Mondi PLC	25,504	307,501
	Morgan Advanced Materials PLC	13,861	42,247
	Morgan Sindall Group PLC	3,400	204,593
	Next 15 Group PLC	2,646	10,495
	Norcros PLC	8,039	34,340
Ω	On the Beach Group PLC	8,326	21,059
	OSB Group PLC	34,395	258,924

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Paragon Banking Group PLC	13,738	$155,662
	Pearson PLC (PSON LN)	24,717	417,091
	Persimmon PLC	21,608	324,340
	Pets at Home Group PLC	51,003	145,602
	Pollen Street Group Ltd.	2,848	32,926
	Porvair PLC	1,636	18,741
	Premier Foods PLC	51,224	134,428
	PZ Cussons PLC	7,451	11,109
Ω	Quilter PLC	108,628	283,824
	Rank Group PLC	20,563	26,774
	Rathbones Group PLC	4,478	100,749
	Renew Holdings PLC	7,132	87,112
	Rentokil Initial PLC RTO LN	62,837	289,381
	RS Group PLC	29,303	279,019
	RWS Holdings PLC	22,767	29,614
Ω	Sabre Insurance Group PLC	12,410	30,711
	Savills PLC	10,752	133,434
	Secure Trust Bank PLC	514	10,992
#	Smith & Nephew PLC (SNN US), Sponsored ADR	25,407	801,845
	Speedy Hire PLC	79,070	20,207
Ω	Spire Healthcare Group PLC	35,754	112,683
	SThree PLC	9,423	32,403
	Tate & Lyle PLC	13,060	97,322
	TBC Bank Group PLC	2,128	138,187
	TP ICAP Group PLC	52,879	244,228
	Vesuvius PLC	12,066	60,342
	Volex PLC	5,628	38,784
* Ω	Watches of Switzerland Group PLC	24,839	245,340
	Whitbread PLC	18,679	632,808
	YouGov PLC	8,634	29,911
	Young & Co.'s Brewery PLC (YNGA LN), Class A	2,595	32,089
	Zigup PLC	20,852	130,552
	Zotefoams PLC	1,795	11,132
TOTAL UNITED KINGDOM			20,304,188
TOTAL COMMON STOCKS			240,718,873
	Shares	Value»
PREFERRED STOCKS — (0.2%)
BRAZIL — (0.0%)
Banco ABC Brasil SA, 11.118%	5,700	$26,987
Banco ABC Brasil SA	191	904
Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	14,200	39,386
Marcopolo SA, 17.780%	39,374	41,245
TOTAL BRAZIL		108,522
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.478%	89,000	23,808
GERMANY — (0.2%)
Einhell Germany AG, 2.699%	408	33,236
FUCHS SE, 3.058%	6,551	303,644
Sixt SE, 5.340%	257	17,790
STO SE & Co. KGaA, 3.477%	225	25,210
TOTAL GERMANY		379,880
TOTAL PREFERRED STOCKS		512,210
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
* APAC Resources Ltd. Rights	20,000	0
TAIWAN — (0.0%)
* Zenitron Corp. Rights	880	95
TOTAL RIGHTS/WARRANTS		95
TOTAL INVESTMENT SECURITIES (Cost $204,511,002)		241,231,178

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@ §	The DFA Short Term Investment Fund	779,504	9,016,522
TOTAL INVESTMENTS — (100.0%)
(Cost $213,526,159)^^			$250,247,700

ADR	American Depositary Receipt

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity determination
is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2026, the value of Rule 144A securities amounted to $9,966,351 or 4.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$9,318,072	—	$9,318,072
Austria	—	800,606	—	800,606
Belgium	—	1,744,211	—	1,744,211
Brazil	$2,019,165	—	—	2,019,165
Canada	17,733,710	—	—	17,733,710
Chile	213,764	—	—	213,764
China	515,243	14,273,823	—	14,789,066
Colombia	72,161	—	—	72,161
Denmark	—	3,915,091	—	3,915,091
Finland	—	4,587,831	—	4,587,831
France	—	10,525,722	—	10,525,722
Germany	223,482	8,566,349	—	8,789,831
Greece	—	454,225	—	454,225
Hong Kong	—	1,854,538	—	1,854,538
Hungary	—	160,103	—	160,103
India	—	11,841,232	—	11,841,232
Indonesia	—	248,483	—	248,483
Ireland	—	2,523,925	—	2,523,925
Israel	10,353	2,366,784	—	2,377,137
Italy	521,130	7,124,666	—	7,645,796
Japan	—	38,894,412	—	38,894,412
Kuwait	—	413,662	—	413,662
Malaysia	—	953,158	—	953,158
Mexico	1,006,066	—	—	1,006,066
Netherlands	—	7,647,629	—	7,647,629
New Zealand	—	235,994	—	235,994
Norway	38,645	1,165,246	—	1,203,891
Philippines	—	169,822	—	169,822
Poland	—	777,695	—	777,695
Portugal	—	1,297,050	—	1,297,050
Qatar	—	419,400	—	419,400
Saudi Arabia	—	1,781,842	—	1,781,842
Singapore	—	1,902,580	—	1,902,580
South Africa	—	1,818,040	—	1,818,040
South Korea	3,436	12,011,787	—	12,015,223
Spain	—	4,103,921	—	4,103,921
Sweden	—	4,454,841	—	4,454,841

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$13,622,839	—	$13,622,839
Taiwan	—	23,591,984	—	23,591,984
Thailand	—	954,866	—	954,866
Turkey	—	345,275	—	345,275
United Arab Emirates	—	1,189,826	—	1,189,826
United Kingdom	$1,186,961	19,117,227	—	20,304,188
Preferred Stocks
Brazil	107,618	904	—	108,522
Colombia	23,808	—	—	23,808
Germany	—	379,880	—	379,880
Rights/Warrants
Hong Kong	—	—	—	—
Taiwan	—	95	—	95
Securities Lending Collateral	—	9,016,522	—	9,016,522
Total Investments in Securities	$23,675,542	$226,572,158	—	$250,247,700

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio,

Emerging Markets Targeted Value Portfolio and Dimensional World ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2026, the DFA Commodity Strategy Portfolio held $308,680,925 in the Subsidiary, representing 23.29% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$233,022,071	—	—	—
U.S. Large Cap Value Portfolio	14,898,348,923	—	—	—
U.S. Targeted Value Portfolio	12,666,401,913	—	—	—
U.S. Small Cap Value Portfolio	14,305,757,814	—	—	—
U.S. Core Equity 1 Portfolio	11,793,090,454	—	—	—
U.S. Core Equity 2 Portfolio	13,214,765,710	—	—	—
U.S. Vector Equity Portfolio	3,349,266,134	—	—	—
U.S. Small Cap Portfolio	13,002,702,366	—	—	—
U.S. Micro Cap Portfolio	5,069,270,632	—	—	—
DFA Real Estate Securities Portfolio	4,333,403,049	—	—	—
Large Cap International Portfolio	4,803,506,505	—	—	—
International Core Equity 2 Portfolio	24,135,888,386	—	—	—
International Small Company Portfolio	10,382,517,022	—	—	—
Global Small Company Portfolio	101,362,742	—	—	—
Japanese Small Company Portfolio	104,642,687	—	—	—
Asia Pacific Small Company Portfolio	152,608,910	—	—	—
United Kingdom Small Company Portfolio	18,009,542	—	—	—
Continental Small Company Portfolio	10,795,060	—	—	—
DFA International Real Estate Securities Portfolio	3,385,741,615	—	—	—
DFA Global Real Estate Securities Portfolio	6,414,679,898	—	—	—
DFA International Small Cap Value Portfolio	8,543,376,846	—	—	—
International Vector Equity Portfolio	2,287,566,591	—	—	—
World ex U.S. Value Portfolio	397,394,163	—	—	—
World ex U.S. Targeted Value Portfolio	521,653,035	—	—	—
World ex U.S. Core Equity Portfolio	3,087,378,311	—	—	—
Selectively Hedged Global Equity Portfolio	141,573,859	—	—	—
Emerging Markets Portfolio	3,130,164,882	—	—	—
Emerging Markets Small Cap Portfolio	2,127,410,829	—	—	—
Emerging Markets Value Portfolio	8,248,324,668	—	—	—
Emerging Markets Core Equity 2 Portfolio	18,306,066,310	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Equity Portfolio	$1,188,180,250	—	—	—
DFA Commodity Strategy Portfolio	3,079,479,904	—	—	—
DFA One-Year Fixed Income Portfolio	4,506,111,743	—	—	—
DFA Two-Year Global Fixed Income Portfolio	4,693,244,801	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,092,371,953	—	—	—
DFA Short-Term Government Portfolio	1,810,027,479	—	—	—
DFA Five-Year Global Fixed Income Portfolio	9,726,459,230	—	—	—
DFA International Government Fixed Income Portfolio	1,197,589,235	—	—	—
DFA Intermediate Government Fixed Income Portfolio	6,373,797,055	—	—	—
DFA Short-Term Extended Quality Portfolio	5,983,278,189	—	—	—
DFA Intermediate-Term Extended Quality Portfolio	1,892,769,376	—	—	—
DFA Targeted Credit Portfolio	861,612,830	—	—	—
DFA Investment Grade Portfolio	13,669,396,323	—	—	—
DFA Inflation-Protected Securities Portfolio	5,516,404,940	—	—	—
DFA Short-Term Municipal Bond Portfolio	1,427,011,384	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	1,256,509,644	—	—	—
DFA Selective State Municipal Bond Portfolio	620,260,368	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	195,814,780	—	—	—
DFA California Short-Term Municipal Bond Portfolio	915,996,645	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	415,165,384	—	—	—
DFA NY Municipal Bond Portfolio	194,690,840	—	—	—
Dimensional Retirement Income Fund	56,551,091	—	—	—
Dimensional 2045 Target Date Retirement Income Fund	150,166,335	—	—	—
Dimensional 2050 Target Date Retirement Income Fund	131,573,759	—	—	—
Dimensional 2055 Target Date Retirement Income Fund	99,758,907	—	—	—
Dimensional 2060 Target Date Retirement Income Fund	88,811,476	—	—	—
Dimensional 2065 Target Date Retirement Income Fund	41,429,389	—	—	—
Dimensional 2070 Target Date Retirement Income Fund	865,388	—	—	—
Dimensional 2015 Target Date Retirement Income Fund	18,769,391	—	—	—
Dimensional 2020 Target Date Retirement Income Fund	46,476,500	—	—	—
Dimensional 2025 Target Date Retirement Income Fund	102,539,264	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	145,147,509	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	163,774,569	—	—	—
Dimensional 2040 Target Date Retirement Income Fund	142,035,683	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Short-Duration Real Return Portfolio	$2,321,983,719	—	—	—
DFA Municipal Real Return Portfolio	1,807,243,484	—	—	—
DFA Municipal Bond Portfolio	474,481,496	—	—	—
World Core Equity Portfolio	604,680,785	—	—	—
DFA LTIP Portfolio	649,883,859	—	—	—
U.S. Social Core Equity 2 Portfolio	1,076,982,035	—	—	—
U.S. Sustainability Core 1 Portfolio	3,970,214,763	—	—	—
U.S. Sustainability Targeted Value Portfolio	496,148,081	—	—	—
International Sustainability Core 1 Portfolio	2,666,780,697	—	—	—
International Social Core Equity Portfolio	1,447,580,970	—	—	—
Global Social Core Equity Portfolio	61,416,081	—	—	—
Emerging Markets Social Core Equity Portfolio	1,055,584,701	—	—	—
Dimensional VA U.S. Targeted Value Portfolio	710,697,034	—	—	—
Dimensional VA U.S. Large Value Portfolio	524,722,523	—	—	—
Dimensional VA International Value Portfolio	544,632,088	—	—	—
Dimensional VA International Small Portfolio	382,669,038	—	—	—
Dimensional VA Short-Term Fixed Portfolio	425,774,942	—	—	—
Dimensional VA Global Bond Portfolio	378,261,316	—	—	—
Dimensional VIT Inflation-Protected Securities Portfolio	254,762,772	—	—	—
Dimensional VA Global Moderate Allocation Portfolio	190,295,135	—	—	—
U.S. Large Cap Growth Portfolio	2,776,903,136	—	—	—
U.S. Small Cap Growth Portfolio	1,600,023,717	—	—	—
International Large Cap Growth Portfolio	1,146,762,123	—	—	—
International Small Cap Growth Portfolio	241,312,720	—	—	—
DFA Social Fixed Income Portfolio	802,794,433	—	—	—
DFA Diversified Fixed Income Portfolio	1,787,688,433	—	—	—
U.S. High Relative Profitability Portfolio	3,705,906,099	—	—	—
International High Relative Profitability Portfolio	1,167,708,797	—	—	—
Dimensional VA Equity Allocation Portfolio	225,058,141	—	—	—
DFA MN Municipal Bond Portfolio	27,829,323	—	—	—
DFA California Municipal Real Return Portfolio	380,141,658	—	—	—
DFA Global Core Plus Fixed Income Portfolio	3,156,901,418	—	—	—
Emerging Markets Sustainability Core 1 Portfolio	719,166,111	—	—	—
Emerging Markets Targeted Value Portfolio	223,469,711	—	—	—
DFA Global Sustainability Fixed Income Portfolio	724,806,196	—	—	—
DFA Oregon Municipal Bond Portfolio	101,169,197	—	—	—
DFA Global Core Plus Real Return Portfolio	325,761,035	—	—	—
Emerging Markets ex China Core Equity Portfolio	693,641,812	—	—	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	214,874,100	—	—	—
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.